As filed with the U.S. Securities and Exchange Commission on April 28, 2025
File Nos. 002‑77284 and 811‑03459

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post-Effective Amendment No. 99	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 79	☒

PENN SERIES FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

Eight Tower Bridge
161 Washington Street, Suite 1111 Conshohocken, Pennsylvania 19428
(Address of Principal Executive Offices)
Registrant’s Telephone Number: 215‑956‑8000

Copies to:

KEITH G. HUCKERBY President Penn Series Funds, Inc. Eight Tower Bridge 161 Washington Street, Suite 1111 Conshohocken, Pennsylvania 19428 (Name and Address of Agent for Service)	CHRISTOPHER D. MENCONI ELIZABETH L. BELANGER Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, DC 20004

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.
It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2025 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On [date] pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On [date] pursuant to paragraph (a)(2) of Rule 485

PROSPECTUS — MAY 1, 2025
PENN SERIES FUNDS, INC.

MONEY MARKET FUND
LIMITED MATURITY BOND FUND
QUALITY BOND FUND
HIGH YIELD BOND FUND
FLEXIBLY MANAGED FUND
BALANCED FUND
LARGE GROWTH STOCK FUND
LARGE CAP GROWTH FUND
LARGE CORE GROWTH FUND
LARGE CAP VALUE FUND
LARGE CORE VALUE FUND
INDEX 500 FUND
MID CAP GROWTH FUND
MID CAP VALUE FUND
MID CORE VALUE FUND
SMID CAP GROWTH FUND
SMID CAP VALUE FUND
SMALL CAP GROWTH FUND
SMALL CAP VALUE FUND
SMALL CAP INDEX FUND
DEVELOPED INTERNATIONAL INDEX FUND
INTERNATIONAL EQUITY FUND
EMERGING MARKETS EQUITY FUND
REAL ESTATE SECURITIES FUND
AGGRESSIVE ALLOCATION FUND
MODERATELY AGGRESSIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
MODERATELY CONSERVATIVE ALLOCATION FUND
CONSERVATIVE ALLOCATION FUND

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

FUND SUMMARY: MONEY MARKET FUND

Investment Objective	The Money Market Fund (the “Fund”) seeks current income, while preserving capital and liquidity.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable annuity contract or variable life insurance policy (each, a “variable contract”) level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.33%
Distribution (12b‑1) Fees	None
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses*	0.61%

*
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$62	$195	$340	$762
Principal Investment Strategy
The Fund will invest no less than 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities or cash.
Government securities generally are securities that are issued or guaranteed as to principal and interest by the U.S. Government or by one of its agencies or instrumentalities. Some government securities are backed by the full faith and credit of the U.S. Government. Some government securities are not backed by the full faith and credit of the U.S. Government but rather are supported by the issuer’s ability to borrow from the U.S. Treasury, by only the credit of the issuer, or by the United States in some other way. The Fund intends to operate as a “government money market fund” in compliance with Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
Under Rule 2a‑7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including relating to maturity, diversification, liquidity and credit quality. For example, the Fund invests in securities that generally have remaining maturities of 397 days or less and will have a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less. The Fund also maintains sufficient portfolio liquidity to meet reasonably foreseeable redemption requests. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share and its portfolio is valued using the amortized cost method as permitted by Rule 2a‑7. As a government money market fund, the Fund is not required to impose liquidity fees. The Fund’s Board, however, may elect to impose such fees in the future if it believes such measures are appropriate and in the best interests of the Fund and its shareholders.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
U.S. Government Securities Risk. The possibility that the U.S. government will not provide financial assistance in support of securities issued by certain of its agencies and instrumentalities and held by the Fund if it is not obligated to do so because such securities are not issued or guaranteed by the U.S. Treasury. A default by a U.S. government agency or instrumentality could cause the Fund’s share price or yield to fall.
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
Interest Rate Risk. The possibility that the prices of the Fund’s fixed income investments will decline due to rising interest rates.
Redemption Risk. The possibility that large redemptions may cause the Fund to sell its securities at inopportune times resulting in a loss to the Fund.
Investment Risk. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Penn Mutual Asset Management, LLC (“PMAM” or the “Adviser”), the Fund’s sponsor, and its affiliates have no legal obligation to provide financial support to the Fund, and you should not expect that PMAM or its affiliates will provide financial support to the Fund at any time.
Credit Risk. The possibility that an issuer of a debt security held by the Fund defaults on its payment obligations. While the Fund tries to minimize this risk by investing in high-quality securities, the credit quality of such securities may change rapidly in certain market environments and in response to certain market events, such as a decline in the credit quality of an issuer.
Income Risk. The possibility that the Fund’s yield (the rate of dividends the Fund pays) may decline in the event of declining interest rates.
Counterparty Risk. The possibility that a party to a transaction involving the Fund may fail to meet its obligations thereby causing the Fund to lose money or the benefit of the transaction or preventing the Fund from selling or buying other securities to implement its investment strategies.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. Prior to May 1, 2016, the Fund invested in a diversified portfolio of high‑quality money market instruments of a variety of issuers. Effective May 1, 2016, the Fund operates as a “government money market fund” and as such is limited to investing 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities or cash. Accordingly, the performance information below may have been different if the current investment strategy had been in effect during the period prior to the Fund’s conversion to a government money market fund. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower. The current yield of the Money Market Fund for the seven‑day period ended December 31, 2024 was 3.76%.

5.0%
4.0%
3.0%
2.0%
1.0%
0%
0.01%
0.01%
0.01%
0.55%
1.61%
0.24%
0.01%
0.25%
4.50%
4.67%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
1.21%	0.00%
12/31/2023	9/30/2022

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Money Market Fund	4.67%	1.91%	1.17%
Investment Adviser
Penn Mutual Asset Management, LLC
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Mark Heppenstall, CFA, President and Chief Investment Officer, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since June 2014.
Jennifer Ripper, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since August 2024.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: LIMITED MATURITY BOND FUND

Investment Objective	The Limited Maturity Bond Fund (the “Fund”) seeks to maximize total return consistent with preservation of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.46%
Distribution (12b‑1) Fees	None
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses*	0.73%

*
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$75	$233	$406	$906
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in short- to intermediate-term investment grade debt securities of U.S. government and corporate issuers, including mortgage-backed and asset-backed securities. Investment grade debt securities are those securities rated BBB‑ or higher by S&P, Baa3 or higher by

Moody’s, or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”), or if unrated, determined by the Adviser to be of comparable quality. The remaining assets are generally invested in other securities, including high yield securities (“junk bonds”) rated below investment grade by a NRSRO, or, if unrated, determined by the Adviser to be below investment grade or money market securities. Most assets will typically be invested in U.S. dollar-denominated bonds. The Fund may invest in derivative instruments, such as futures contracts, in keeping with the Fund’s objective.
The Adviser follows an actively managed, total-return oriented approach and seeks to invest in securities that are under-valued in the marketplace based on both a relative value analysis of individual securities combined with an analysis of macro-economic factors. The Adviser will purchase an individual security when doing so is also consistent with its macro-economic outlook, including its forecast of interest rates and its analysis of the yield curve (a measure of interest rates of securities with the same quality, but different maturities). The Adviser will seek to opportunistically purchase securities to take advantage of inefficiencies of prices in the securities markets, and will sell a security when it believes that the security has been fully priced. The Adviser seeks to reduce credit risk by diversifying among many issuers and different types of securities.
The average duration of this Fund normally varies within one year (plus or minus) of the duration of the Bloomberg U.S. Government/Credit 1‑3 Year Bond Index, as calculated by the Adviser. The average duration of the Bloomberg U.S. Government/Credit 1‑3 Year Bond Index, as of March 31, 2025, was 1.78 years. Duration measures the sensitivity of a debt security to changes in interest rates. Generally, the longer the maturity or duration of a fixed income security (or fixed income portfolio), the more sensitive it will be to interest rate changes.
The Adviser will look for inefficiencies in the market and sell when it feels a security is fully priced. As a result, portfolio turnover can be expected to be relatively high, which may result in increased transaction costs, such as commissions, and may lower fund performance.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Mortgage- and Asset-Backed Securities Risk. The possibility that the Fund’s investments in mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities may reduce the Fund’s returns.
Corporate Debt Securities Risk. The possibility that the issuer of a debt security held by the Fund is unable to meet its principal and interest payment obligations. The further possibility that corporate debt securities held by the Fund may experience increased price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.
Credit Risk. The possibility that an issuer of a debt security, or the counterparty to a derivatives contract, held by the Fund defaults on its payment obligations.
Interest Rate Risk. The possibility that the prices of the Fund’s fixed income investments will decline due to rising interest rates.
Derivatives Risk. The possibility that the Fund’s use of derivatives may lead to losses stemming from leverage risk, imperfect correlation with underlying investment, valuation risk, liquidity risk, and counterparty risk, each of which is commonly associated with the use of derivatives. These losses may be magnified when derivatives are used to leverage the Fund’s assets to enhance return rather than mitigate risk. Derivatives may be difficult to sell when the Adviser believes it would be appropriate to do so because they have become less liquid or illiquid. Derivatives also may be difficult to value. In addition, the Fund may bear the risk that the other party to a derivatives contract may be unwilling or unable to fulfill its contractual obligations. Certain of these risks may be heightened or less relevant for different types of derivatives in which the Fund may invest.
Futures Contracts Risk. The possibility that futures contracts will subject the Fund to leverage risk, correlation risk, and liquidity risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract.
Because futures contracts require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There may be imperfect correlation between price movements of a futures contract and price movements of the underlying investments for which futures are used as a substitute, or which futures are intended to hedge.
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
High Yield Bond Risk. The possibility that the Fund’s investment in debt securities rated below investment grade (commonly known as junk bonds) may adversely affect the Fund’s yield. Although these securities generally provide for higher yields than higher rated debt securities, the high degree of risk associated with these investments can result in substantial or total loss to the Fund. High yield securities are considered speculative and are subject to a greater risk of loss, greater sensitivity to interest rate changes, increased price volatility, valuation difficulties, and a potential lack of a liquid secondary or public market for the securities.
Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Portfolio Turnover Risk. The possibility that the Fund may frequently buy and sell portfolio securities, which may increase transaction costs to the Fund and cause the Fund’s performance to be less than you expect.
Prepayment and Extension Risk. The possibility that the principal on a fixed income security may be paid off earlier or later than expected causing the Fund to invest in fixed income securities with lower interest rates, which may adversely affect the Fund’s performance.
U.S. Government Securities Risk. The possibility that the U.S. government will not provide financial assistance in support of securities issued by certain of its agencies and instrumentalities and held by the Fund if it is not obligated to do because such securities are not issued or guaranteed by the U.S. Treasury. A default by a U.S. government agency or instrumentality could cause the Fund’s share price or yield to fall.

An investment in the Fund may be appropriate for investors who are seeking the highest current income consistent with liquidity and low risk to principal available through an investment in investment grade debt.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and second with an additional index with characteristics relevant to the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

8%
6%
4%
2%
0
-2%
-4%
-6%
0.78%
2.59%
1.68%
1.41%
4.89%
3.65%
0.38%
-4.49%
6.96%
5.63%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
4.14%	-2.32%
6/30/2020	3/31/2022

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Limited Maturity Bond Fund	5.63%	2.34%	2.30%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Credit 1‑3 Year Bond Index (reflects no deduction for fees, expenses or taxes)	4.36%	1.58%	1.63%
Investment Adviser
Penn Mutual Asset Management, LLC
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.

Mark Heppenstall, CFA, President and Chief Investment Officer, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since June 2014.
Greg Zappin, CFA, Managing Director, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since June 2014.
Scott Ellis, CFS, Head of Fixed Income, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since January 2025.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: QUALITY BOND FUND

Investment Objective	The Quality Bond Fund (the “Fund”) seeks to maximize total return over the long term consistent with the preservation of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.45%
Distribution (12b‑1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.68%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$69	$218	$379	$847
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in marketable investment grade debt securities, which are those securities rated BBB‑ or higher by S&P, Baa3 or higher by Moody’s, or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Adviser to be of comparable quality. The remaining assets are generally invested in other securities, including mortgage-backed and asset-backed securities, high yield securities (“junk bonds”) rated below investment grade by a NRSRO, or, if unrated, determined by the Adviser to be below investment grade, or money market securities. Most assets will typically be invested in U.S. dollar-denominated bonds. The Fund may invest in derivative instruments, such as futures contracts, in keeping with the Fund’s objective.

The Adviser follows an actively managed, total-return oriented approach and seeks to find securities that are under-valued in the marketplace based on both a relative value analysis of individual securities combined with an analysis of macro-economic factors. With this approach, the Adviser attempts to identify securities that are under-valued based on their quality, maturity, and sector in the marketplace. The Adviser will purchase an individual security when doing so is also consistent with its macro-economic outlook, including its forecast of interest rates and its analysis of the yield curve (a measure of interest rates of securities with the same quality, but different maturities). In addition, the Adviser will seek to opportunistically purchase securities to take advantage of inefficiencies of prices in the securities markets. The Adviser will sell a security when it believes that the security has been fully priced. The Adviser may engage in active and frequent trading of portfolio securities in pursuit of the Fund’s investment objective. The Adviser seeks to reduce credit risk by diversifying among many issuers and different types of securities.
The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Bloomberg U.S. Aggregate Bond Index, as calculated by the Adviser. The average duration of the Bloomberg U.S. Aggregate Bond Index, as of March 31, 2025, was 6.01 years. Duration is a measure used to determine the sensitivity of a debt security to changes in interest rates. Generally, the longer the maturity or duration of a fixed income security (or fixed income portfolio), the more sensitive it will be to interest rate changes.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Corporate Debt Securities Risk. The possibility that the issuer of a debt security held by the Fund is unable to meet its principal and interest payment obligations. The further possibility that corporate debt securities held by the Fund may experience increased price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.
Mortgage- and Asset-Backed Securities Risk. The possibility that the Fund’s investments in mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities may reduce the Fund’s returns.
Credit Risk. The possibility that an issuer of a debt security, or the counterparty to a derivatives contract, held by the Fund defaults on its payment obligations.
Interest Rate Risk. The possibility that the prices of the Fund’s fixed income investments will decline due to rising interest rates.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
U.S. Government Securities Risk. The possibility that the U.S. government will not provide financial assistance in support of securities issued by certain of its agencies and instrumentalities and held by the Fund if it is not obligated to do because such securities are not issued or guaranteed by the U.S. Treasury. A default by a U.S. government agency or instrumentality could cause the Fund’s share price or yield to fall.
Derivatives Risk. The possibility that the Fund’s use of derivatives may lead to losses stemming from leverage risk, imperfect correlation with underlying investment, valuation risk, liquidity risk, and counterparty risk, each of which is commonly associated with the use of derivatives. These losses may be magnified when derivatives are used to leverage the Fund’s assets to enhance return rather than mitigate risk. Derivatives may be difficult to sell when the Adviser believes it would be appropriate to do so because they have become less liquid or illiquid.
Derivatives also may be difficult to value. In addition, the Fund may bear the risk that the other party to a derivatives contract may be unwilling or unable to fulfill its contractual obligations. Certain of these risks may be heightened or less relevant for different types of derivatives in which the Fund may invest.
Futures Contracts Risk. The possibility that futures contracts will subject the Fund to leverage risk, correlation risk, and liquidity risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Because futures contracts require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There may be imperfect correlation between price movements of a futures contract and price movements of the underlying investments for which futures are used as a substitute, or which futures are intended to hedge.
High Yield Bond Risk. The possibility that the Fund’s investment in debt securities rated below investment grade (commonly known as junk bonds) may adversely affect the Fund’s yield. Although these securities generally provide for higher yields than higher rated debt securities, the high degree of risk associated with these investments can result in substantial or total loss to the Fund. High yield securities are considered speculative and are subject to a greater risk of loss, greater sensitivity to interest rate changes, increased price volatility, valuation difficulties, and a potential lack of a liquid secondary or public market for the securities.
Inflation Linked Bond Risk. The possibility that the value of the Fund’s investments in inflation linked bonds will decline in value in response to a rise in real interest rates resulting in losses to the Fund. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates.
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
Portfolio Turnover Risk. The possibility that the Fund may frequently buy and sell portfolio securities, which may increase transaction costs to the Fund and cause the Fund’s performance to be less than you expect.
Prepayment and Extension Risk. The possibility that the principal on a fixed income security may be paid off earlier or later than expected causing the Fund to invest in fixed income securities with lower interest rates, which may adversely affect the Fund’s performance.
An investment in the Fund may be appropriate for investors who are seeking investment income and preservation of principal.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

15%
10%
5%
0
-5%
-10%
-15%
0.37%
4.31%
4.63%
-0.14%
9.21%
8.43%
-0.69%
-13.63%
6.78%
2.39%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
6.57%	-6.15%
12/31/2023	3/31/2022

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Quality Bond Fund	2.39%	0.34%	1.97%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%
Investment Adviser
Penn Mutual Asset Management, LLC
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Mark Heppenstall, CFA, President and Chief Investment Officer, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since June 2014.
Greg Zappin, CFA, Managing Director, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since June 2014.
Scott Ellis, CFS, Head of Fixed Income, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since January 2025.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: HIGH YIELD BOND FUND

Investment Objective	The investment objective of the High Yield Bond Fund (the “Fund”) is to seek to realize high current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.46%
Distribution (12b‑1) Fees	None
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses*	0.74%

*
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$76	$237	$411	$918
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a widely diversified portfolio of high yield corporate bonds (commonly known as “junk bonds”), income-producing convertible securities and preferred stocks each of which are rated below investment grade or not rated by any major credit rating agency but deemed to be below investment grade by the Adviser. High yield bonds are rated below investment grade (BB and lower, or an equivalent rating), and tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue-chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.
The Fund’s dollar-weighted average maturity generally is expected to be in the four- to eight-year range, but will vary with market conditions. In selecting investments for the Fund, the Adviser relies extensively on its credit research analysts. The Fund intends to focus primarily on the higher-quality range (BB and B, or an equivalent rating) of the high yield market.
While most assets will typically be invested in U.S. dollar-denominated bonds, the Fund may also invest in bonds of foreign issuers. The Fund may invest up to 20% of its total assets in non‑U.S. dollar-denominated securities and may invest without limitation in U.S. dollar denominated bonds of foreign issuers. The Fund may also invest in bank loans, which may include covenant-lite loans.
The Fund may engage in active and frequent trading of portfolio securities in the pursuit of its investment objective. The Fund may sell holdings for a variety of reasons, such as to adjust a portfolio’s average maturity, duration or credit quality, or to shift assets into and out of higher-yielding securities, or to reduce exposure to certain securities.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
High Yield Bond Risk. The possibility that the Fund’s investment in debt securities rated below investment grade (commonly known as junk bonds) may adversely affect the Fund’s yield. Although these securities generally provide for higher yields than higher rated debt securities, the high degree of risk associated with these investments can result in substantial or total loss to the Fund. High yield securities are considered speculative and are subject to a greater risk of loss, greater sensitivity to interest rate changes, increased price volatility, valuation difficulties, and a potential lack of a liquid secondary or public market for the securities.
Corporate Debt Securities Risk. The possibility that the issuer of a debt security held by the Fund is unable to meet its principal and interest payment obligations. The further possibility that corporate debt securities held by the Fund may experience increased price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.
Credit Risk. The possibility that an issuer of a debt security, or the counterparty to a derivatives contract, held by the Fund defaults on its payment obligations.
Interest Rate Risk. The possibility that the prices of the Fund’s fixed income investments will decline due to rising interest rates.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
Bank Loans Risk. The possibility that, to the extent the Fund invests in bank loans, it is exposed to additional risks beyond those associated with traditional debt securities, including liquidity risk, prepayment risk, extension risk, the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. In addition, liquidity risk may be more pronounced for a portfolio investing in loans because certain loans may have a more limited secondary market. These loans may be difficult to value, which may result in a loss. In addition, bank loans generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions that may delay the Fund’s ability to make timely redemptions. Bank loans may not be considered securities and, therefore, the Fund may not have the protections of the federal securities laws with respect to its holdings of such loans. Some of the loans in which the Fund may invest or obtain exposure to may be “covenant-lite” loans. Covenant-lite loans may contain fewer or no maintenance covenants compared to other loans and may not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. The Fund may experience delays in enforcing its rights on its holdings of covenant-lite loans.
Convertible Securities Risk. The possibility that the value of the Fund’s investments in convertible securities may be adversely affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.
Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
Portfolio Turnover Risk. The possibility that the Fund may frequently buy and sell portfolio securities, which may increase transaction costs to the Fund and cause the Fund’s performance to be less than you expect.
Preferred Stock Risk. The possibility that the value of the Fund’s investments in preferred stock may decline if stock prices fall or interest rates rise. In the event of a liquidation, the rights of a company’s preferred stock to the distribution of company assets are generally subordinate to the rights of a company’s debt securities.
Prepayment and Extension Risk. The possibility that the principal on a fixed income security may be paid off earlier or later than expected causing the Fund to invest in fixed income securities with lower interest rates, which may adversely affect the Fund’s performance.
An investment in the Fund may be appropriate for long-term, risk-oriented investors who are willing to accept the greater risks and uncertainties of investing in high yield bonds in the hope of earning high current income.

Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. Performance prior to May 1, 2018 reflects the Fund’s investment performance when managed by a previous sub‑adviser pursuant to a substantially similar principal investment strategy. Since May 1, 2018, Penn Mutual Asset Management, LLC has been responsible for the Fund’s day‑to‑day portfolio management. Therefore, the performance and average annual total returns shown for periods prior to May 1, 2018 may have differed had Penn Mutual Asset Management, LLC been responsible for the day‑to‑day portfolio management during those periods. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and also with additional indexes with characteristics relevant to the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

20%
15%
10%
5%
0
-5%
-10%
-3.37%
15.83%
7.42%
-2.35%
15.68%
7.52%
5.12%
-6.30%
11.22%
7.86%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
8.78%	-9.80%
6/30/2020	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
High Yield Bond Fund	7.86%	4.90%	5.60%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%
CSFB High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	7.89%	4.05%	5.03%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	6.77%	3.90%	4.97%

Investment Adviser
Penn Mutual Asset Management, LLC
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Mark Heppenstall, CFA, President and Chief Investment Officer, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since May 2018.
Greg Zappin, CFA, Managing Director, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since May 2018.
Scott Ellis, CFA, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since June 2021.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: FLEXIBLY MANAGED FUND

Investment Objective	The investment objective of the Flexibly Managed Fund (the “Fund”) is to seek to maximize total return (capital appreciation and income).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.68%
Distribution (12b‑1) Fees	None
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.87%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests primarily in stocks of established large capitalization companies. The Fund normally invests at least 50% of its total assets in stocks of U.S. companies, but also may invest in stocks of foreign companies. The remaining assets are generally invested in fixed and floating rate instruments, such as corporate and government debt (including mortgage‑and asset-backed securities), high yield securities (commonly known as “junk bonds”), and bank loans. The Fund’s investments in stocks generally fall into one of two categories. The larger category comprises long-term core holdings that the Sub‑Adviser considers to be underpriced in terms of company assets, earnings, or other factors at the time they are purchased. The smaller category comprises opportunistic investments whose prices the Sub‑Adviser expects to rise in the short term, but not necessarily over the long term. There are no limits on the market capitalization of issuers of the stocks in which the Fund invests. Since the Sub‑Adviser attempts to prevent losses as well as achieve gains, it typically uses a “value approach” in selecting investments. Its in‑house research team seeks to identify companies that seem under-valued by various measures, such as price/book value, and may be temporarily out of favor but have good prospects for capital appreciation. The Sub‑Adviser may establish relatively large positions in companies it finds particularly attractive. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Health Care Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.
The Sub‑Adviser works as hard to reduce risk as to maximize gains and may realize gains rather than lose them in market declines. In addition, the Sub‑Adviser searches for attractive risk/reward values among all types of securities. The portion of the Fund’s investment in a particular type of security, such as common stocks, results largely from case‑by‑case investment decisions, and the size of the Fund’s cash reserve may reflect the Sub‑Adviser’s ability to find companies that meet valuation criteria rather than its market outlook. Bonds, bank loans and convertible securities may be purchased to gain additional exposure to a company or for their income or other features. Maturity and quality are not necessarily major considerations. There are no specified limits on the maturities or credit ratings of the debt instruments in which the Fund invests. The Fund may invest up to 30% of its total assets in below-investment grade securities (BB and lower, or an equivalent rating). If a security is split rated (i.e., rated investment grade by at least one rating agency and non‑investment grade by another rating agency), the higher rating will be used for purposes of measuring this 30% limit. There is no limit on the Fund’s investments in convertible securities. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Fixed Income Securities Risk. The possibility that the market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased, and sometimes unpredictable, volatility and reduced liquidity. During those periods, the Fund may experience increased levels of shareholder redemptions, and may have to sell securities at inopportune times, and at unfavorable prices. Fixed income securities also may be difficult to value during such periods. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have a material adverse effect on prices for fixed income securities and on the management of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

“Value” Investing Risk. The possibility that the Fund’s investments in securities believed by the Sub‑Adviser to be undervalued may not realize their perceived value for extended periods of time or may never realize their perceived value. The securities in which the Fund invests may respond differently to market and other developments than other types of securities, and may underperform growth stocks and/or the market as a whole, particularly if the Fund’s investment style shifts out of favor.
Credit Risk. The possibility that an issuer of a debt security, or the counterparty to a derivatives contract, held by the Fund defaults on its payment obligations.
Interest Rate Risk. The possibility that the prices of the Fund’s fixed income investments will decline due to rising interest rates.
Bank Loans Risk. The possibility that, to the extent the Fund invests in bank loans, it is exposed to additional risks beyond those associated with traditional debt securities, including liquidity risk, prepayment risk, extension risk, the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. In addition, liquidity risk may be more pronounced for a portfolio investing in loans because certain loans may have a more limited secondary market. These loans may be difficult to value, which may result in a loss. In addition, bank loans generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions that may delay the Fund’s ability to make timely redemptions. Bank loans may not be considered securities and, therefore, the Fund may not have the protections of the federal securities laws with respect to its holdings of such loans.
High Yield Bond Risk. The possibility that the Fund’s investment in debt securities rated below investment grade (commonly known as junk bonds) may adversely affect the Fund’s yield. Although these securities generally provide for higher yields than higher rated debt securities, the high degree of risk associated with these investments can result in substantial or total loss to the Fund. High yield securities are considered speculative and are subject to a greater risk of loss, greater sensitivity to interest rate changes, increased price volatility, valuation difficulties, and a potential lack of a liquid secondary or public market for the securities.
Convertible Securities Risk. The possibility that the value of the Fund’s investments in convertible securities may be adversely affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.
Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Sub‑Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
Cybersecurity Risk. The possibility that the Fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the Fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the Fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.
Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Information Technology Sector and Health Care Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Health Care Sector Risk. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. Since March 7, 2022, T. Rowe Price Associates, Inc., sub‑adviser to the Fund, has delegated the day‑to‑day portfolio management of the Fund to its affiliate, T. Rowe Price Investment Management, Inc. The delegation did not result in a change to the Fund’s principal investment strategy or its portfolio managers. The performance and average annual total returns shown for periods prior to March 7, 2022 may have differed had T. Rowe Price Investment Management, Inc. been responsible for the day‑to‑day portfolio management during those periods. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

30%
20%
10%
0
-10
-20
5.02%
8.06%
15.12%
0.48%
24.53%
17.83%
18.29%
-12.12%
18.56%
12.46%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
13.70%	-12.22%
06/30/2020	03/31/2020

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Flexibly Managed Fund	12.46%	10.31%	10.31%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
Investment Adviser
Penn Mutual Asset Management, LLC
Investment Sub‑Advisers
T. Rowe Price Associates, Inc.
T. Rowe Price Investment Management, Inc.
Portfolio Manager
The portfolio manager described below is primarily responsible for the day‑to‑day management of the Fund’s portfolio.
David Giroux, CFA, a Vice President of T. Rowe Price Investment Management, Inc., has served as portfolio manager of the Fund since 2006.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: BALANCED FUND

Investment Objective	The investment objective of the Balanced Fund (the “Fund”) is to seek long-term growth and current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.00%
Distribution (12b‑1) Fees	None
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.47%
Total Annual Fund Operating Expenses*	0.67%

*
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$68	$214	$373	$835
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategy
The Fund seeks to achieve its investment objective by using a “fund‑of‑funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocation. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies. The Fund intends to invest primarily in a combination of underlying funds; however, the Fund may invest directly in equity and fixed income securities and cash equivalents, including money market securities.
Under normal circumstances, the Fund will invest 50%‑70% of its assets in stock and other equity underlying funds, 30%‑50% of its assets in bond and other fixed income funds, and 0%‑20% of its assets in money market funds. The Fund’s allocation strategy is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bonds and other fixed income securities.
The Fund’s underlying equity fund allocation will primarily track the performance of the large capitalization company portion of the U.S. stock market. The Fund’s underlying fixed income fund allocation will be invested primarily in a broad range of investment grade fixed income securities (although up to 10% of the underlying fund may be invested in non‑investment grade securities (commonly known as “junk bonds”)), and is intended to provide results consistent with the broad U.S. fixed income market.
The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Market appreciation or depreciation may cause the Fund to be outside of its target asset allocation range. In addition, differences in the performance of the underlying funds and the size and frequency of purchase and redemption orders may affect the Fund’s actual allocations. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Classes and Underlying Funds	Target Asset Allocation
Equity Fund	50% - 70%
Penn Series Index 500 Fund
Fixed Income Fund	30% - 50%
Penn Series Quality Bond Fund
Money Market Fund	0% - 20%
Penn Series Money Market Fund
The Fund’s investment performance is directly related to the investment performance of the underlying funds. A brief description of each underlying fund’s principal investment strategy is provided below.

Underlying Funds	Investment Objective and Principal Investment Strategy
Penn Series Index 500 Fund	Seeks a total return (capital appreciation and income) which corresponds to that of the S&P 500® Index. Under normal circumstances, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts) that are designed to track the S&P 500® Index.
Penn Series Quality Bond Fund	Seeks to maximize total return over the long term consistent with the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in marketable investment grade debt securities.
Penn Series Money Market Fund	Seeks current income, while preserving capital and liquidity. The Fund is a government money market fund and will invest no less than 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities or cash.

Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Asset Allocation Risk. The possibility that the Fund may underperform other funds with similar investment objectives due to the Fund’s allocation of assets to underlying funds investing in asset classes or market sectors that perform poorly relative to other asset categories.
Underlying Fund Investment Risk. The possibility that the underperformance of an underlying fund may contribute to the underperformance of the Fund. The Fund’s performance and risks will be directly related to the performance and risks of the underlying funds in which it invests. In addition, the Fund indirectly pays a pro rata portion of the expenses incurred by the underlying funds, which also may lower the Fund’s performance.
Derivatives Risk. The possibility that an underlying fund’s use of derivatives, such as futures, options and swap agreements, may lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the Adviser or Sub‑Adviser of the underlying fund believes it would be appropriate to do so, difficult to value if the instrument becomes illiquid, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Fixed Income Securities Risk. The possibility that the market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased, and sometimes unpredictable, volatility and reduced liquidity. During those periods, an underlying fund may experience increased levels of shareholder redemptions, and may have to sell securities at inopportune times, and at unfavorable prices. Fixed income securities also may be difficult to value during such periods. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have a material adverse effect on prices for fixed income securities and on the management of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates. The Fund, through its investments in underlying funds with exposure to fixed income securities, is also subject to the following risks:
Credit Risk. The possibility that an issuer of a debt security, or the counterparty to a derivatives contract, held by an underlying fund defaults on its payment obligations.
Income Risk. The possibility that an underlying fund’s yield (the rate of dividends the underlying fund pays) may decline in the event of declining interest rates.
Interest Rate Risk. The possibility that the prices of an underlying fund’s fixed income investments will decline due to rising interest rates.
Large‑Cap Securities Risk. The possibility that an underlying fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Prepayment and Extension Risk. The possibility that the principal on a fixed income security may be paid off earlier or later than expected causing the underlying fund to invest in fixed income securities with lower interest rates, which may adversely affect the underlying fund’s performance.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Redemption Risk. The possibility that large redemptions may cause the Fund to sell its securities at inopportune times resulting in a loss to the Fund.
An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in a fund which allocates its assets among various asset classes and market segments in the hope of achieving long-term growth and current income.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index and one additional index, the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate Bond Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the underlying funds. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

30%
20%
10%
0
-10%
-20%
0.68%
8.37%
14.32%
-2.93%
21.66%
14.77%
15.77%
-16.57%
17.84%
15.20%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
13.85%	-11.87%
6/30/2020	6/30/2022

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Balanced Fund	15.20%	8.52%	8.29%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%
Investment Adviser
Penn Mutual Asset Management, LLC
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Hong Mu, CFA, FSA, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since July 2023.
Scott Ellis, CFA, Head of Fixed Income, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since January 2025.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: LARGE GROWTH STOCK FUND

Investment Objective	The investment objective of the Large Growth Stock Fund (the “Fund”) is to seek long-term capital growth.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.68%
Distribution (12b‑1) Fees	None
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.93%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$95	$296	$515	$1,143
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large capitalization companies. For purposes of this policy, large capitalization companies have market capitalizations that fall within the market capitalization range of companies in the Russell 1000® Growth Index at the time of purchase (as of March 31, 2025, and as provided by the Sub‑Adviser, this range was between $0.68 billion and $3,336.85 billion). Because the Fund’s definition of large capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. The Fund will invest primarily in common stocks of well established companies the Sub‑Adviser believes have long-term growth potential. In selecting the Fund’s investments, the Sub‑Adviser generally seeks to invest in companies that have strong cash flow, an above-average rate of earnings growth, and a lucrative niche in the economy that gives them the ability to sustain earnings momentum or the ability to expand even during times of slow economic growth. The Sub‑Adviser believes when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Health Care Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.
In pursuing its investment objective, the Sub‑Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. Those situations might arise when the Sub‑Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.
While most assets will be invested in exchange-listed U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 25% of total assets), in keeping with the Fund’s objectives.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
“Growth” Investing Risk. The possibility that the Fund’s investments in securities of companies perceived to be “growth” companies may underperform when the Fund’s investment style shifts out of favor and may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Large‑Cap Securities Risk. The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Health Care Sector, Consumer Discretionary Sector, Communication Services Sector, and Information Technology Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Health Care Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Health Care Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Health Care Sector (“Health Care Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by Health Care Companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company’s market value and/or share price.
Consumer Discretionary Sector Risk. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
IPOs Risk. The possibility that the Fund’s performance may be affected by the purchase of securities issued in initial public offerings (“IPOs”) that have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired. The prices of securities bought in IPOs may rise and fall rapidly, often because of investor perceptions rather than economic reasons.

Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Sub‑Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
Cybersecurity Risk. The possibility that the Fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the Fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the Fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.
An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning above-average long-term growth of capital.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and second with an additional index with characteristics relevant to the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

60%
50%
40%
30%
20%
10%
0
-10%
-20%
-30%
-40%
10.51%
1.10%
33.16%
-1.31%
30.41%
37.01%
16.44%
-39.52%
47.31%
29.15%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
27.61%	-25.82%
06/30/2020	06/30/2022

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Large Growth Stock Fund	29.15%	12.91%	13.39%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36%	18.96%	16.78%
Investment Adviser
Penn Mutual Asset Management, LLC
Investment Sub‑Adviser
T. Rowe Price Associates, Inc.
Portfolio Manager
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Joseph B. Fath, CPA, a Vice President of T. Rowe Price Associates, Inc., has served as portfolio manager of the Fund since January 2014.
James Stillwagon, a Vice President of T. Rowe Price Associates, Inc., has served as portfolio manager of the Fund since January 2025.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: LARGE CAP GROWTH FUND

Investment Objective	The investment objective of the Large Cap Growth Fund (the “Fund”) is to seek long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees*	0.53%
Distribution (12b‑1) Fees	None
Other Expenses	0.33%
Total Annual Fund Operating Expenses*	0.86%

*
The Fund’s Investment Advisory Fees were reduced effective June 1, 2024. The Investment Advisory Fees and Total Annual Fund Operating Expenses line items in the table above have been restated to reflect the current Investment Advisory Fee. As a result, the Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements which reflect the prior Investment Advisory Fee rate.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,061
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies with large market capitalizations. For purposes of this policy, large capitalization companies have market capitalizations of more than $10 billion at the time of purchase. The Sub‑Adviser focuses on investing the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (i.e., growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. While the Fund primarily invests in the common stocks of large capitalization companies, the Fund may invest a portion of its net assets (no more than 20%) in small and medium capitalization companies with market capitalizations of less than $10 billion at the time of purchase. The Sub‑Adviser normally invests the Fund’s assets across different industries and sectors, but the Sub‑Adviser may invest a significant percentage of the Fund’s assets in a single industry or sector. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Information Technology Sector, Financials Sector, and Health Care Sector, as each sector is defined by the Global Industry Classification Standard. The Sub‑Adviser may invest a significant percentage of the Fund’s assets in a single issuer or a small number of issuers. The Fund also may invest up to 20% of its net assets in foreign securities at the time of purchase. The Fund may participate in initial public offerings (“IPOs”).
The Sub‑Adviser uses an active bottom‑up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.
Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and may lower fund performance.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Sub‑Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
“Growth” Investing Risk. The possibility that the Fund’s investments in securities of companies perceived to be “growth” companies may underperform when the Fund’s investment style shifts out of favor and may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.
Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
Large‑Cap Securities Risk. The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
Currency Risk. The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.
Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Information Technology Sector, Financials Sector, and Health Care Sector. In addition to these general risks, the sector specified is also subject to the risk described below.
Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Financials Sector Risk. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts (“REITs”) sub‑industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.
Health Care Sector Risk. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Small‑and Mid‑Cap Securities Risk. The possibility that the Fund’s investments in small‑and mid‑cap securities may be subject to greater risk and higher volatility than are customarily associated with investing in larger more established companies. Securities issued by small‑and mid‑sized companies, which can include start‑up companies, tend to be more vulnerable than larger and more established companies to adverse business and economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities also may be more volatile than the securities of larger companies, and the Fund’s portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.
IPOs Risk. The possibility that the Fund’s performance may be affected by the purchase of securities issued in initial public offerings (IPOs) that have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired. The prices of securities bought in IPOs may rise and fall rapidly, often because of investor perceptions rather than economic reasons.
An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of long-term capital appreciation.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and second with an additional index with characteristics relevant to the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

40%
30%
20%
10%
0
-10%
-20%
-0.15%
5.96%
28.19%
0.68%
39.78%
22.14%
25.85%
-19.19%
23.84%
16.08%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
20.71%	-17.99%
6/30/2020	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Large Cap Growth Fund	16.08%	12.30%	13.04%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36%	18.96%	16.78%
Investment Adviser
Penn Mutual Asset Management, LLC
Investment Sub‑Adviser
Massachusetts Financial Services Company (“MFS”)
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Jeffrey Constantino, an Investment Officer of MFS, has served as a portfolio manager for the Fund since May 2013.
Joseph Skorski, an Investment Officer of MFS, has served as a portfolio manager for the Fund since July 2019.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: LARGE CORE GROWTH FUND

Investment Objective	The investment objective of the Large Core Growth Fund (the “Fund”) is to seek to provide growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.58%
Distribution (12b‑1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.85%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategy
The Fund attempts to achieve its investment objective by investing primarily in equity securities of large capitalization growth-oriented U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities of large-capitalization companies. For purposes of this policy, large capitalization companies have market capitalizations of at least $10 billion at the time of acquisition. Growth-oriented companies are those whose earnings the Sub‑Adviser believes are likely to grow faster than the economy.
The Sub‑Adviser emphasizes a bottom‑up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Sub‑Adviser typically invests in companies it believes possess a structural competitive advantage or durable market leadership position.

A competitively advantaged business model can be defined by such factors as: brand loyalty, proprietary technology, cost structure, scale, exclusive access to data, or distribution advantages. Other factors considered include strength of management; level of competitive intensity; return of capital; strong balance sheets and cash flows; the potential for substitute products; and the interaction and bargaining power between a company, its customers, suppliers, and competitors. The Sub‑Adviser’s process for selecting stocks utilizes fundamental analysis and quantitative analysis during the research process.
From a quantitative standpoint, the Sub‑Adviser focuses on the level of profitability, capital intensity, cash flow and capital allocation measures, as well as earnings growth rates and valuations. The Sub‑Adviser’s fundamental research seeks to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which typically enables a company to generate above-average levels of profitability and the ability to sustain growth over the long term. The Fund typically holds a limited number of stocks (generally 35 to 50). While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.
Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.
In general, the Sub‑Adviser may sell a security when, in the Sub‑Adviser’s opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. The Sub‑Adviser also may sell a security if it believes that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry or sector of the issuer, loss by the company of its competitive position, poor execution by management, the threat of technological disruption and/or poor use of resources. The Sub‑Adviser also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
“Growth” Investing Risk. The possibility that the Fund’s investments in securities of companies perceived to be “growth” companies may underperform when the Fund’s investment style shifts out of favor and may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.
Large‑Cap Securities Risk. The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Information Technology Sector, Consumer Discretionary Sector, Health Care Sector, and Financials Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Consumer Discretionary Sector Risk. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Health Care Sector Risk. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Financials Sector Risk. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts (“REITs”) sub‑industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.
Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Sub‑Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
Foreign Exposure Risk. The Fund may invest in companies that have indirect exposure to foreign markets through their international operations. The Fund’s exposure to foreign markets is subject to additional risks in comparison to U.S. markets, including currency fluctuations, adverse political (including geopolitical), social and economic developments, changes in foreign regulations, tariffs and trade disputes, and other risks inherent to international business.
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. Performance prior to December 1, 2016 reflects the Fund’s investment performance when managed by a previous sub‑adviser, and performance between December 1, 2016 and May 1, 2023 reflects the Fund’s investment performance when managed by a different previous sub‑adviser, both pursuant to similar principal investment strategies. Since May 1, 2023, Delaware Investments Fund Advisers has been responsible for the Fund’s day‑to‑day portfolio management. Therefore, the performance and average annual total returns shown for periods prior to May 1, 2023 may have differed had Delaware Investments Fund Advisers been responsible for the day‑to‑day portfolio management during those periods. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and second with an additional index with characteristics relevant to the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

80%
60%
40%
20%
0
-20%
-40%
-60%
1.68%
0.12%
32.78%
3.42%
27.27%
75.49%
-3.94%
-53.49%
35.38%
22.96%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
47.15%	-36.58%
06/30/2020	06/30/2022

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Large Core Growth Fund	22.96%	5.47%	8.79%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36%	18.96%	16.78%
Investment Adviser
Penn Mutual Asset Management, LLC
Investment Sub‑Adviser
Delaware Investments Fund Advisers
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Bradley D. Angermeier, a Senior Vice President and Senior Portfolio Manager of Delaware Investments Fund Advisers, has served as portfolio manager of the Fund since May 2023.
Bradley M. Klapmeyer, a Senior Vice President and Senior Portfolio Manager of Delaware Investments Fund Advisers, has served as portfolio manager of the Fund since May 2023.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: LARGE CAP VALUE FUND

Investment Objective	The investment objective of the Large Cap Value Fund (the “Fund”) is to seek to achieve long-term growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.67%
Distribution (12b‑1) Fees	None
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses*	0.96%

*
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$306	$531	$1,178
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategy
The Fund will invest primarily in equity securities, of U.S. and non‑U.S. incorporated entities, including, but not limited to common stock, American Depositary Receipts (“ADRs”), equity real estate investment trusts (“REITs”), preferred securities and convertible preferred securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large capitalization companies. For purposes of this policy, large capitalization companies are those with market-capitalizations greater than $2 billion. The Fund primarily invests in common stocks that the Sub‑Adviser deems to be underpriced relative to long-term earnings and for cash flow potential.
The Sub‑Adviser attempts to reduce the Fund’s exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund’s assets in any one company. In selecting securities for purchase or sale by the Fund, the Sub‑Adviser selects securities one at a time before considering industry trends. This is called a “bottom‑up approach.” The Sub‑Adviser uses a fundamental analysis to select securities that it believes are undervalued relative to long-term earnings and cash flow potential. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, the Sub‑Adviser currently considers one or more of the following factors when assessing a company’s business prospects: attractive valuation, future supply/demand conditions for its key products, product cycles, quality of management, competitive position in the market place, reinvestment plans for cash generated, and better-than-expected earnings reports. The Sub‑Adviser may consider selling a stock for one or more of the following reasons: the stock price is approaching its target, the company’s fundamentals are deteriorating, or alternative investment ideas have been developed.
While the Fund primarily invests in large capitalization companies, the Fund may invest a portion of its assets (no more than 20%) in small and medium capitalization companies. In addition to common stocks, the Fund may invest in other equity securities, including preferred stocks, warrants, rights, and convertible securities. The Fund may also invest up to 25% of its assets in securities of foreign issuers, options for hedging and investment purposes, and REITs. The Fund anticipates investing primarily in equity REITs as opposed to mortgage or other types of REITs, which generally invest in and own properties, such as commercial properties, and generate revenue from these property rents. The Fund may also invest up to 15% of its assets in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Consumer Staples Sector, Financials Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.
Except as provided above and subject to the provisions of the 1940 Act, the Fund is not limited in the percentage of its assets that it may invest in these instruments. Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over‑the‑counter markets are not considered “foreign securities” for purposes of this investment restriction. The Fund may invest up to 5% of its assets, as determined at the time of purchase, in any one company.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Interest Rate Risk. The possibility that the prices of the Fund’s convertible securities will decline due to rising interest rates.

“Value” Investing Risk. The possibility that the Fund’s investments in securities believed by the Sub‑Adviser to be undervalued may not realize their perceived value for extended periods of time or may never realize their perceived value. The securities in which the Fund invests may respond differently to market and other developments than other types of securities, and may underperform growth stocks and/or the market as a whole, particularly if the Fund’s investment style shifts out of favor.
Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Consumer Staples Sector, Financials Sector, Health Care Sector, Industrials Sector, and Information Technology Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Consumer Staples Sector Risk. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non‑durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.
Financials Sector Risk. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage REITs sub‑industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.
Health Care Sector Risk. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Industrials Sector Risk. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. This sector also includes companies that provide transportation services. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation. The prices of the securities of Industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Small- and Mid‑Cap Securities Risk. The possibility that the Fund’s investments in small- and mid‑cap securities may be subject to greater risk and higher volatility than are customarily associated with investing in larger more established companies. Securities issued by small- and mid‑sized companies, which can include start‑up companies, tend to be more vulnerable than larger and more established companies to adverse business and economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities also may be more volatile than the securities of larger companies, and the Fund’s portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.
Large‑Cap Securities Risk. The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Sub‑Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
Currency Risk. The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.
Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
Portfolio Turnover Risk. The possibility that the Fund may frequently buy and sell portfolio securities, which may increase transaction costs to the Fund and cause the Fund’s performance to be less than you expect.

REITs Risk. The possibility that the Fund’s investments in REITs will subject the Fund to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, changes in interest rates and risks related to general or local economic conditions. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers or tenants and self-liquidation.
Depositary Receipts Risk. The possibility that the Fund’s investments in foreign companies through depositary receipts will expose the Fund to the same risks as direct investment in securities of foreign issuers. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market, and the value of securities underlying ADRs may change materially at times when U.S. markets are not open for trading.
Convertible Securities Risk. The possibility that the value of the Fund’s investments in convertible securities may be adversely affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.
Derivatives Risk. The possibility that the Fund’s use of derivatives may lead to losses stemming from leverage risk, imperfect correlation with underlying investment, valuation risk, liquidity risk, and counterparty risk, each of which is commonly associated with the use of derivatives. These losses may be magnified when derivatives are used to leverage the Fund’s assets to enhance return rather than mitigate risk. Derivatives may be difficult to sell when the Adviser believes it would be appropriate to do so because they have become less liquid or illiquid. Derivatives also may be difficult to value. In addition, the Fund may bear the risk that the other party to a derivatives contract may be unwilling or unable to fulfill its contractual obligations. Certain of these risks may be heightened or less relevant for different types of derivatives in which the Fund may invest.
Options Risk. The use of options subjects the Fund to additional volatility and potential losses. Writing call options exposes the Fund to the risk that the underlying security may not move in the direction anticipated by the Sub‑Adviser, requiring the Fund to buy or sell the security at a price that is disadvantageous to the Fund. Certain call options carry a potentially unlimited risk of loss.
Preferred Stock Risk. The possibility that the value of the Fund’s investments in preferred stock may decline if stock prices fall or interest rates rise. In the event of a liquidation, the rights of a company’s preferred stock to the distribution of company assets are generally subordinate to the rights of a company’s debt securities.
Warrants Risk. The possibility that the Fund’s investments in warrants are subject to greater price volatility than the warrants’ underlying securities. Warrants offer greater potential for profit or loss than an equivalent investment in the underlying security. A warrant generally ceases to have value if it is not exercised prior to its expiration date.
Rule 144A Securities Risk. The possibility that the Fund’s investment in Rule 144A Securities will subject the Fund to liquidity risk if there are an insufficient number of qualified institutional buyers interested in purchasing Rule 144A Securities held by the Fund leading to the Fund’s inability to sell its Rule 144A Securities at a time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.
An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing primarily in equity securities of large capitalization companies in the hope of earning long-term growth of capital.

Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. Performance prior to October 1, 2018 reflects the Fund’s investment performance when managed by a previous sub‑adviser, pursuant to substantially similar principal investment strategies. Since October 1, 2018, AllianceBernstein L.P. has been responsible for the Fund’s day‑to‑day portfolio management. Therefore, the performance and average annual total returns shown for periods prior to October 1, 2018 may have differed had AllianceBernstein L.P. been responsible for the day‑to‑day portfolio management during those periods. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and second with an additional index with characteristics relevant to the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

40%
30%
20%
10%
0
-10%
-4.35%
11.62%
14.60%
-7.71%
23.53%
2.32%
27.88%
-4.25%
11.68%
12.55%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
17.98%	-26.49%
12/31/2020	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Large Cap Value Fund	12.55%	9.51%	8.19%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	14.37%	8.68%	8.49%
Investment Adviser
Penn Mutual Asset Management, LLC
Investment Sub‑Adviser
AllianceBernstein L.P.

Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
John H. Fogarty, CFA, is currently a Portfolio Manager of US Equities and has served as a portfolio manager of the Fund since October 2018.
Christopher Kotowicz is a Portfolio Manager of US Equities and has served as a portfolio manager of the Fund since March 2023.
Vinay Thapar, CFA, is currently a Portfolio Manager of US Equities and has served as a portfolio manager of the Fund since October 2018.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: LARGE CORE VALUE FUND

Investment Objective	The investment objective of the Large Core Value Fund (the “Fund”) is to seek total return.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees*	0.64%
Distribution (12b‑1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses*	0.91%

*
The Fund’s Investment Advisory Fees were reduced effective June 1, 2024. The Investment Advisory Fees and Total Annual Fund Operating Expenses line items in the table above have been restated to reflect the current Investment Advisory Fee. As a result, the Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements which reflect the prior Investment Advisory Fee rate.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$93	$290	$504	$1,120
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests primarily in value stocks of large capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large capitalization companies. The portfolio managers generally consider large capitalization companies to be those companies having market capitalizations within the range of companies included in the Russell 1000® Value Index, although the portfolio will primarily consist of stocks with a market capitalization equal to or greater than the median market capitalization of companies included in such index. As of March 31, 2025, and as provided by the Sub‑Adviser, the capitalization range of the Russell 1000® Value Index was $272.59 million to $1.148 trillion, and the median market capitalization was $13.36 billion. Because the Fund’s definition of large capitalization companies is dynamic, it will change with the markets. Value stocks are stocks that, in the opinion of the Sub‑Adviser, are inexpensive or undervalued relative to the intrinsic value of the company.
The Fund primarily invests in dividend-paying stocks, but may also invest in non‑income producing stocks. The Fund may invest in convertible debt securities of any credit quality (including securities rated below investment grade (so‑called “junk”)).
The Fund may invest in publicly traded real estate investment trusts (“REITs”). The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. Securities of foreign issuers that are represented by American Depositary Receipts (“ADRs”) are not subject to this restriction. The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Financials Sector, Health Care Sector, and Industrials Sector, as each sector is defined by the Global Industry Classification Standard.
Investment decisions are made primarily on the basis of fundamental research. The Sub‑Adviser may consider a company’s earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of a company’s net value when selecting securities. These considerations may be taken into account alongside other fundamental research in the investment selection process. The Sub‑Adviser may sell a security when the Sub‑Adviser’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost or to pursue more attractive investment options.
The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower Fund performance.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Large‑Cap Securities Risk. The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
“Value” Investing Risk. The possibility that the Fund’s investments in securities believed by the Sub‑Adviser to be undervalued may not realize their perceived value for extended periods of time or may never realize their perceived value. The securities in which the Fund invests may respond differently to market and other developments than other types of securities, and may underperform growth stocks and/or the market as a whole, particularly if the Fund’s investment style shifts out of favor.
Convertible Securities Risk. The possibility that the value of the Fund’s investments in convertible securities may be adversely affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.
Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
Depositary Receipts Risk. The possibility that the Fund’s investments in foreign companies through depositary receipts will expose the Fund to the same risks as direct investment in securities of foreign issuers. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market, and the value of securities underlying ADRs may change materially at times when U.S. markets are not open for trading.
Currency Risk. The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.
Emerging Markets Risk. The possibility that the stocks of companies located in emerging markets may be more volatile, and less liquid, than the stocks of companies located in the U.S. and developed foreign markets due to political, economic, or regulatory conditions within emerging market countries. In addition, emerging market countries may experience more volatile interest and currency exchange rates, higher levels of inflation and less efficient trading and settlement systems.
High Yield Bond Risk. The possibility that the Fund’s investment in debt securities rated below investment grade (commonly known as junk bonds) may adversely affect the Fund’s yield. Although these securities generally provide for higher yields than higher rated debt securities, the high degree of risk associated with these investments can result in substantial or total loss to the Fund. High yield securities are considered speculative and are subject to a greater risk of loss, greater sensitivity to interest rate changes, increased price volatility, valuation difficulties, and a potential lack of a liquid secondary or public market for the securities.
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Sub‑Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
Other Investment Company Risk. The possibility that investments by the Fund in shares of other investment companies will subject the Fund to the risks associated with those investment companies. Fund shareholders will also indirectly bear a proportionate share of any underlying investment company’s fees and expenses in addition to paying the Fund’s expenses.
Portfolio Turnover Risk. The possibility that the Fund may frequently buy and sell portfolio securities, which may increase transaction costs to the Fund and cause the Fund’s performance to be less than you expect.
REITs Risk. The possibility that the Fund’s investments in REITs will subject the Fund to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, changes in interest rates and risks related to general or local economic conditions. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers or tenants and self-liquidation.
Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Financials Sector, Health Care Sector, and Industrials Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Financials Sector Risk. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage REITs sub‑industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.
Health Care Sector Risk. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Industrials Sector Risk. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. This sector also includes companies that provide transportation services. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation. The prices of the securities of Industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning long-term growth of capital and income.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and second with an additional index with characteristics relevant to the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

40%
30%
20%
10%
0
-10%
-0.81%
9.55%
15.21%
-6.60%
29.70%
2.66%
24.46%
-3.22%
8.31%
11.54%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
15.73%	-26.31%
12/31/2020	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Large Core Value Fund	11.54%	8.36%	8.52%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	14.37%	8.68%	8.49%
Investment Adviser
Penn Mutual Asset Management, LLC
Investment Sub‑Adviser
Eaton Vance Management

Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Aaron S. Dunn, CFA, Managing Director of Eaton Vance Management, has served as a portfolio manager of the Fund since December 2017.
Bradley Galko, CFA, Managing Director of Eaton Vance Management, has served as a portfolio manager of the Fund since February 2020.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: INDEX 500 FUND

Investment Objective	The investment objective of the Index 500 Fund (the “Fund”) is to seek a total return (capital appreciation and income) which corresponds to that of the S&P 500® Index.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.13%
Distribution (12b‑1) Fees	None
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.34%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$35	$109	$191	$431
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the S&P 500® Index (the “Index”). Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts) that are designed to track the Index. The Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries that measures the performance of the large‑cap sector of the market. Stocks in the Index are weighted according to their float adjusted capitalizations. The Index is rebalanced quarterly after the close of business on the third Friday of March, June, September and December. The Fund will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.
The Sub‑Adviser does not manage the Fund according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.
Instead, the Sub‑Adviser utilizes a “passive” or “indexing” investment approach, seeking to replicate the investment performance that, before expenses, corresponds generally to the total return of the Index.
The Sub‑Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to match generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.
The Sub‑Adviser may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the Index. The Sub‑Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Sub‑Adviser might use futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Large‑Cap Securities Risk. The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Information Technology Sector, Health Care Sector, Financials Sector, and Consumer Discretionary Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.

Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Health Care Sector Risk. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Financials Sector Risk. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts (“REITs”) sub‑industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.
Consumer Discretionary Sector Risk. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Concentration Risk. The possibility that, to the extent the Fund invests to a significant extent in a particular industry or group of industries within a particular sector, the Fund may be subject to greater risks than if its investments were broadly diversified across industries and sectors. The Fund also is subject to loss due to adverse occurrences that may affect that industry or group of industries.
Tracking Error Risk. The possibility that the Sub‑Adviser may not be able to cause the Fund’s performance to correspond to that of the Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, rounding of share prices, changes to the composition of the Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.
Passive Investment Risk. The possibility that the Fund’s return may be lower than the return of an actively managed fund because the Fund holds shares of a security based on the holdings of its benchmark index, not the current or projected performance of a security, industry or sector. The Fund does not take defensive positions under any market conditions, including declining markets.
Derivatives Risk. The possibility that the Fund’s use of derivatives may lead to losses stemming from leverage risk, imperfect correlation with underlying investment, valuation risk, liquidity risk, and counterparty risk, each of which is commonly associated with the use of derivatives. These losses may be magnified when derivatives are used to leverage the Fund’s assets to enhance return rather than mitigate risk. Derivatives may be difficult to sell when the Adviser believes it would be appropriate to do so because they have become less liquid or illiquid. Derivatives also may be difficult to value. In addition, the Fund may bear the risk that the other party to a derivatives contract may be unwilling or unable to fulfill its contractual obligations. Certain of these risks may be heightened or less relevant for different types of derivatives in which the Fund may invest.
Futures Contracts Risk. The possibility that futures contracts will subject the Fund to leverage risk, correlation risk, and liquidity risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Because futures contracts require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There may be imperfect correlation between price movements of a futures contract and price movements of the underlying investments for which futures are used as a substitute, or which futures are intended to hedge.
Sampling Risk. The possibility that the Fund may not hold all of the securities included in its benchmark index and that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s benchmark index.
An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of achieving a total return which corresponds to that of the Index.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

40%
30%
20%
10%
0
-10%
-20%
1.00%
11.52%
21.50%
-4.76%
31.06%
18.35%
28.29%
-18.29%
25.87%
24.61%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
20.37%	-19.45%
6/30/2020	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Index 500 Fund	24.61%	14.24%	12.76%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
Investment Adviser
Penn Mutual Asset Management, LLC
Investment Sub‑Adviser
SSGA Funds Management, Inc.
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Raymond Donofrio is a Vice President of SSGA Funds Management, Inc. and a Senior Portfolio Manager in the firm’s Systematic Equity Group. Mr. Donofrio has served as co‑portfolio manager of the Fund since September 2012.
Emiliano Rabinovich, CFA, is a Managing Director of SSGA Funds Management, Inc. and Co‑Head of the Systematic Equity Group in the Americas. Mr. Rabinovich has served as co‑portfolio manager of the Fund since March 2023.
Karl Schneider, CAIA, is a Managing Director of SSGA Funds Management, Inc. and Co-Head of the Systematic Equity Group in the Americas. Mr. Schneider has served as co‑portfolio manager of the Fund since November 2016.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: MID CAP GROWTH FUND

Investment Objective	The investment objective of the Mid Cap Growth Fund (the “Fund”) is to seek to provide growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees*	0.68%
Distribution (12b‑1) Fees	None
Other Expenses	0.28%
Total Annual Fund Operating Expenses*	0.96%

*
The Fund’s Investment Advisory Fees were reduced effective June 1, 2024. The Investment Advisory Fees and Total Annual Fund Operating Expenses line items in the table above have been restated to reflect the current Investment Advisory Fee. As a result, the Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements which reflect the prior Investment Advisory Fee rate.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$306	$531	$1,178
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategy
The Sub‑Adviser seeks to achieve its objective by investing primarily in common stocks of mid‑capitalization companies that the Sub‑Adviser believes are high quality and/or offer above-average growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid‑capitalization companies. For purposes of this policy, mid‑capitalization companies have market capitalizations that fall within the market capitalization range of companies in the Russell Midcap® Growth Index at the time of purchase (as of March 31, 2025, and as provided by the Sub‑Adviser, this range was between $1.6 billion and $54.74 billion). Because the Fund’s definition of mid‑cap companies is dynamic, the lower and upper limits on market capitalization will change with the markets.
In selecting securities for the Fund, the Sub‑Adviser primarily emphasizes a bottom‑up (researching individual issuers) approach and focuses on companies it believes have the potential for strong growth, increasing profitability, stable and sustainable revenue and earnings streams, attractive valuations and sound capital structures. The Sub‑Adviser may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; a strong balance sheet; market potential; and profit potential. Part of the Sub‑Adviser’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.
Generally, in determining whether to sell a security, the Sub‑Adviser considers many factors, including what it believes to be excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. The Sub‑Adviser also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
The Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within one or more economic sectors. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Consumer Discretionary Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
“Growth” Investing Risk. The possibility that the Fund’s investments in securities of companies perceived to be “growth” companies may underperform when the Fund’s investment style shifts out of favor and may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.
Mid‑Cap Securities Risk. The possibility that the return on the Fund’s investments in mid‑cap companies may be less than the return on investments in stocks of larger or smaller companies or the stock market as a whole. Mid‑cap companies may be more vulnerable to market volatility and adverse business or economic events than larger, more established companies. The securities of mid‑cap companies are more likely to trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Information Technology Sector, Health Care Sector, Industrials Sector, and Consumer Discretionary Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Information Technology Sector Risk. The Information Technology Sector includes internet and software companies, companies that offer information technology services, and manufacturers and distributors of technology hardware and equipment, including semiconductors, communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments. The prices of the securities of these companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Health Care Sector Risk. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in this sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services. This sector also can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, and price controls.
Industrials Sector Risk. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery, and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. This sector also includes companies that provide transportation services. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation. The prices of the securities of Industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Consumer Discretionary Sector Risk. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Liquidity risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Sub‑Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives. An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in mid‑cap stocks in the hope of achieving above-average capital appreciation.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. Performance prior to May 1, 2014 reflects the Fund’s investment performance when managed by a previous sub‑adviser, and performance between May 1, 2014 and April 30, 2021 reflects the Fund’s investment performance when managed by a different sub‑adviser, both pursuant to substantially similar principal investment strategies. Since April 30, 2021, Delaware Investments Fund Advisers has been responsible for the Fund’s day‑to‑day portfolio management. Therefore, the performance and average annual total returns shown for periods prior to April 30, 2021 may have differed had Delaware Investments Fund Advisers been responsible for the day‑to‑day portfolio management during those periods. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and second with an additional index with characteristics relevant to the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

60%
40%
20%
0
-20%
-40%
-5.78%
6.42%
27.08%
0.26%
37.98%
49.48%
16.66%
-30.67%
19.90%
2.21%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
36.94%	-21.81%
6/30/2020	6/30/2022

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Mid Cap Growth Fund	2.21%	8.18%	10.08%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	22.10%	11.47%	11.54%

Investment Adviser
Penn Mutual Asset Management, LLC
Investment Sub‑Adviser
Delaware Investments Fund Advisers (“DIFA”)
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Kimberly A. Scott, Senior Portfolio Manager of DIFA, is Team Lead and has served as portfolio manager of the Fund since May 2014.
Bradley P. Halverson, Senior Portfolio Manager of DIFA, has served as portfolio manager of the Fund since November 2021.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: MID CAP VALUE FUND

Investment Objective	The investment objective of the Mid Cap Value Fund (the “Fund”) is to seek to achieve growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees*	0.54%
Distribution (12b‑1) Fees	None
Other Expenses	0.29%
Total Annual Fund Operating Expenses*	0.83%

*
The Fund’s Investment Advisory Fees were reduced effective June 1, 2024. The Investment Advisory Fees and Total Annual Fund Operating Expenses line items in the table above have been restated to reflect the current Investment Advisory Fee. As a result, the Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements which reflect the prior Investment Advisory Fee rate.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid‑cap companies. For purposes of this policy, mid capitalization companies have market capitalizations that fall within the market capitalization range of companies in the Russell Midcap® Index at the time of purchase (as of March 31, 2025, and as provided by the Sub‑Adviser, this range was between $166 million and $84.7 billion). Because the Fund’s definition of mid‑cap companies is dynamic, the lower and upper limits on market capitalization will change with the markets. In selecting individual securities, the Sub‑Adviser uses bottom‑up, fundamental research to identify high quality companies that are trading at a substantial discount to their intrinsic value, defined as the Sub‑Adviser’s estimate of a company’s true long-term economic worth, where there is a strategic plan or event that is expected to both enhance value and narrow the value/price gap. Intrinsic value reflects the Sub‑Adviser’s analysis and estimates. There is no guarantee that any intrinsic value will be realized; security prices may decrease regardless of intrinsic values. Applying a consistent, private equity-style investment framework, the Sub‑Adviser focuses its research efforts on a company’s long-term outlook and strategic catalysts that can potentially unlock value. Their approach emphasizes asset values and cash flows, directly engaging a company’s management team to evaluate its strategic direction, execution abilities and direct incentive compensation.
The Sub‑Adviser will consider reducing or eliminating a position when the gap between its price and its intrinsic value has narrowed or been eliminated or when other opportunities appear more attractive. Changes in management or corporate strategy, or the failure of a company to perform as expected, may also result in the reduction or elimination of a position. The Sub‑Adviser does not have an automatic sell decision when a holding increases to a certain market capitalization level or based on underperformance. They would continue to hold a stock if they believed that it could ultimately contribute to performance.
While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Financials Sector and Industrials Sector, as each sector is defined by the Global Industry Classification Standard.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Financials Sector and Industrials Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Financials Sector Risk. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts (“REITs”) sub‑industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements.
Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrials Sector Risk. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. This sector also includes companies that provide transportation services. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation. The prices of the securities of Industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Mid‑Cap Securities Risk. The possibility that the return on the Fund’s investments in mid‑cap companies may be less than the return on investments in stocks of larger or smaller companies or the stock market as a whole. Mid‑cap companies may be more vulnerable to market volatility and adverse business or economic events than larger, more established companies. The securities of mid‑cap companies are more likely to trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
“Value” Investing Risk. The possibility that the Fund’s investments in securities believed by the Sub‑Adviser to be undervalued may not realize their perceived value for extended periods of time or may never realize their perceived value. The securities in which the Fund invests may respond differently to market and other developments than other types of securities, and may underperform growth stocks and/or the market as a whole, particularly if the Fund’s investment style shifts out of favor.
Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Sub‑Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, possibly due to the actions of other market participants, or the market may react to the catalyst differently than expected.
Currency Risk. The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.
Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
IPOs Risk. The possibility that the Fund’s performance may be affected by the purchase of securities issued in initial public offerings (“IPOs”) that have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired. The prices of securities bought in IPOs may rise and fall rapidly, often because of investor perceptions rather than economic reasons.

Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in mid‑cap stocks in the hope of achieving above-average growth of capital.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. Performance prior to May 1, 2020 reflects the Fund’s investment performance when managed by a previous sub‑adviser pursuant to a substantially similar principal investment strategy. Since May 1, 2020, Janus Henderson Investors US LLC has served as sub‑adviser to the Fund. Therefore, the performance and average annual total returns shown for periods prior to May 1, 2020 may have differed had Janus Henderson Investors US LLC been responsible for the day‑to‑day portfolio management during those periods. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and second with an additional index with characteristics relevant to the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

30%
20%
10%
0
-10%
-20%
-7.98%
17.20%
17.45%
-15.20%
17.04%
-12.29%
19.27%
-5.64%
11.38%
13.31%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
18.71%	-38.98%
6/30/2020	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Mid Cap Value Fund	13.31%	4.49%	4.59%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	13.07%	8.59%	8.10%
Investment Adviser
Penn Mutual Asset Management, LLC
Investment Sub‑Adviser
Janus Henderson Investors US LLC
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Kevin Preloger, Portfolio Manager at Janus Henderson Investors US LLC, has served as a co‑portfolio manager of the Fund since May 2020.
Justin Tugman, CFA, Portfolio Manager at Janus Henderson Investors US LLC, has served as a co‑portfolio manager of the Fund since May 2020.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: MID CORE VALUE FUND

Investment Objective	The investment objective of the Mid Core Value Fund (the “Fund”) is to seek to achieve capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees*	0.68%
Distribution (12b‑1) Fees	None
Other Expenses	0.36%
Total Annual Fund Operating Expenses*	1.04%

*
The Fund’s Investment Advisory Fees were reduced effective June 1, 2024. The Investment Advisory Fees and Total Annual Fund Operating Expenses line items in the table above have been restated to reflect the current Investment Advisory Fee. As a result, the Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements which reflect the prior Investment Advisory Fee rate.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$106	$331	$574	$1,271
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategy
Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of medium capitalization companies. For purposes of the Fund’s investments, equity securities include common stock, preferred stock, and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The Sub‑Adviser considers medium size companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies, for inclusion in the Fund’s portfolio. As of March 31, 2025, and as provided by the Sub‑Adviser, this capitalization range was between $5.2 million and $99 billion. The Sub‑Adviser intends to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index. As of March 31, 2025, and as provided by the Sub‑Adviser, this capitalization range was between $272.6 million and $197.9 billion. In selecting stocks for the Fund, the Sub‑Adviser looks for companies whose stock price may not reflect the company’s value. The Sub‑Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the Sub‑Adviser believes more accurately reflects the fair value of the company. The Fund may invest a portion of its assets in foreign securities when these securities meet the Sub‑Adviser’s standards of selection. The Sub‑Adviser may sell stocks from the Fund’s portfolio if it believes a stock no longer meets its valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects. The Fund may engage in active and frequent trading of portfolio securities in the pursuit of its investment objective.
While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Consumer Staples Sector, Financials Sector, Health Care Sector, and Industrials Sector, as each sector is defined by the Global Industry Classification Standard.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Mid‑Cap Securities Risk. The possibility that the return on the Fund’s investments in mid‑cap companies may be less than the return on investments in stocks of larger or smaller companies or the stock market as a whole. Mid‑cap companies may be more vulnerable to market volatility and adverse business or economic events than larger, more established companies. The securities of mid‑cap companies are more likely to trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
“Value” Investing Risk. The possibility that the Fund’s investments in securities believed by the Sub‑Adviser to be undervalued may not realize their perceived value for extended periods of time or may never realize their perceived value. The securities in which the Fund invests may respond differently to market and other developments than other types of securities, and may underperform growth stocks and/or the market as a whole, particularly if the Fund’s investment style shifts out of favor.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.

Portfolio Turnover Risk. The possibility that the Fund may frequently buy and sell portfolio securities, which may increase transaction costs to the Fund and cause the Fund’s performance to be less than you expect.
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
IPOs Risk. The possibility that the Fund’s performance may be affected by the purchase of securities issued in initial public offerings (“IPOs”) that have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired. The prices of securities bought in IPOs may rise and fall rapidly, often because of investor perceptions rather than economic reasons.
Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Sub‑Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Consumer Staples Sector, Financials Sector, Industrials Sector and Health Care Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Consumer Staples Sector Risk. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non‑durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.
Financials Sector Risk. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts (“REITs”) sub‑industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.
Industrials Sector Risk. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. This sector also includes companies that provide transportation services. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation. The prices of the securities of Industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Health Care Sector Risk. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in this sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services. This sector also can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, and price controls.
An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in mid‑cap stocks in the hope of achieving above-average growth of capital.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and also with additional indexes with characteristics relevant to the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

30%
20%
10%
0
-10%
-20%
-1.51%
22.77%
11.55%
-13.05%
28.78%
1.60%
23.13%
-1.45%
5.93%
8.39%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
16.72%	-27.47%
12/31/2020	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Mid Core Value Fund	8.39%	7.20%	7.89%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	13.07%	8.59%	8.10%
Investment Adviser
Penn Mutual Asset Management, LLC
Investment Sub‑Adviser
American Century Investment Management, Inc.
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Michael Liss, CFA, CPA, Vice President and Senior Portfolio Manager of American Century Investment Management, Inc., has served as a portfolio manager of the Fund since May 2013.
Nathan Rawlins, CFA, Senior Investment Analyst and Portfolio Manager of American Century Investment Management, Inc., has served as a portfolio manager of the Fund since February 2022.
Kevin Toney, CFA, Chief Investment Officer — Global Value Equity, Senior Vice President and Senior Portfolio Manager of American Century Investment Management, Inc., has served as a portfolio manager of the Fund since May 2013.
Brian Woglom, CFA, Vice President and Senior Portfolio Manager of American Century Investment Management, Inc., has served as a portfolio manager of the Fund since May 2013.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: SMID CAP GROWTH FUND

Investment Objective	The investment objective of the SMID Cap Growth Fund (the “Fund”) is to seek long-term growth of capital (capital appreciation).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees*	0.73%
Distribution (12b‑1) Fees	None
Other Expenses	0.31%
Total Annual Fund Operating Expenses*	1.04%

*
The Fund’s Investment Advisory Fees were reduced effective June 1, 2024. The Investment Advisory Fees and Total Annual Fund Operating Expenses line items in the table above have been restated to reflect the current Investment Advisory Fee. As a result, the Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements which reflect the prior Investment Advisory Fee rate.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$106	$331	$574	$1,271
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.
Principal Investment Strategy
The Fund attempts to achieve its investment objective by investing primarily in common stocks of small and medium capitalization U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small and medium capitalization companies. For purposes of this policy, small and medium capitalization companies have market capitalizations that fall within the outside range of the market capitalizations of companies in the Russell 2000® Growth Index and the Russell Midcap® Growth Index at the time of purchase (as of March 31, 2025, and as provided by the Sub‑Adviser, this range was between $1 million and $197 billion). Because the Fund’s definition of small and medium capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. If the market capitalization of a company held by the Fund moves outside the range, the Fund may, but is not required to, sell the security. The Fund’s investments in small capitalization companies may include micro-capitalization companies. Although the Fund invests primarily in publicly traded U.S. securities, the Fund may invest up to 25% of its net assets in foreign securities, including securities of issuers in countries with emerging markets or economies and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.
The Sub‑Adviser on behalf of the Fund employs a fundamental equity growth investment process that involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Sub‑Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. No one factor or consideration is determinative in the stock selection process. With respect to the valuation of any private companies held by the Fund, the Sub‑Adviser will consider a variety of factors it deems appropriate and reliable, including but not limited to, analyses of valuations of publicly traded companies in a similar line of business. The Sub‑Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital or a company no longer fits within the Fund’s definition of a small or medium capitalization company.
The Fund may also invest in the aggregate up to 20% of its net assets in securities of companies that fall outside of the aforementioned small and medium capitalization range at the time of investment. The Fund may also invest in American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), shares of other investment companies and exchange-traded funds (“ETFs”), derivatives, such as futures, options, and swap agreements, and fixed income securities, such as government, corporate and bank debt obligations.
While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Consumer Discretionary Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Small- and Mid‑Cap Securities Risk. The possibility that the Fund’s investments in small- and mid‑cap securities may be subject to greater risk and higher volatility than are customarily associated with investing in larger more established companies. Securities issued by small- and mid‑sized companies, which can include start‑up companies, tend to be more vulnerable than larger and more established companies to adverse business and economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities also may be more volatile than the securities of larger companies, and the Fund’s portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.
“Growth” Investing Risk. The possibility that the Fund’s investments in securities of companies perceived to be “growth” companies may underperform when the Fund’s investment style shifts out of favor and may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Sub‑Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Information Technology Sector, Industrials Sector, Health Care Sector, and Consumer Discretionary Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Industrials Sector Risk. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. This sector also includes companies that provide transportation services. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation. The prices of the securities of Industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Health Care Sector Risk. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Consumer Discretionary Sector Risk. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
Depositary Receipts Risk. The possibility that the Fund’s investments in foreign companies through depositary receipts will expose the Fund to the same risks as direct investment in securities of foreign issuers. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market, and the value of securities underlying ADRs may change materially at times when U.S. markets are not open for trading.
Derivatives Risk. The possibility that the Fund’s use of derivatives may lead to losses stemming from leverage risk, imperfect correlation with underlying investment, valuation risk, liquidity risk, and counterparty risk, each of which is commonly associated with the use of derivatives. These losses may be magnified when derivatives are used to leverage the Fund’s assets to enhance return rather than mitigate risk. Derivatives may be difficult to sell when the Adviser believes it would be appropriate to do so because they have become less liquid or illiquid. Derivatives also may be difficult to value. In addition, the Fund may bear the risk that the other party to a derivatives contract may be unwilling or unable to fulfill its contractual obligations. Certain of these risks may be heightened or less relevant for different types of derivatives in which the Fund may invest.
Futures Contracts Risk. The possibility that futures contracts will subject the Fund to leverage risk, correlation risk, and liquidity risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Because futures contracts require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There may be imperfect correlation between price movements of a futures contract and price movements of the underlying investments for which futures are used as a substitute, or which futures are intended to hedge.
Options Risk. The use of options subjects the Fund to additional volatility and potential losses. Writing call options exposes the Fund to the risk that the underlying security may not move in the direction anticipated by the Sub‑Adviser, requiring the Fund to buy or sell the security at a price that is disadvantageous to the Fund. Certain call options carry a potentially unlimited risk of loss.
Swap Agreements Risk. The possibility that swap agreements will subject the Fund to leverage risk, correlation risk, counterparty risk, and valuation risk. Swaps are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities at a predetermined amount. Because many swap agreements are privately negotiated and traded in the over‑the‑counter (OTC) market, they are particularly subject to counterparty risk and valuation risk.
Emerging Markets Risk. The possibility that the stocks of companies located in emerging markets may be more volatile, and less liquid, than the stocks of companies located in the U.S. and developed foreign markets due to political, economic, or regulatory conditions within emerging market countries. In addition, emerging market countries may experience more volatile interest and currency exchange rates, higher levels of inflation and less efficient trading and settlement systems.
Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
Micro‑Cap Securities Risk. The possibility that the return on the Fund’s investments in micro‑cap companies may be less than the return on investments in stocks of larger companies or the stock market as a whole. Stock prices of micro‑cap companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Micro‑cap companies are followed by relatively few securities analysts, and there tends to be less publicly available information about these companies. A micro‑cap security may trade only in the over‑the‑counter market or on regional securities exchanges and therefore may not be traded every day or in the volume typical of trading on a national securities exchange. Micro‑cap companies are more likely to be newly formed or in the early stages of development, depend on a few key employees, and have relatively limited product lines, markets or financial resources compared to larger capitalization companies.
Other Investment Company Risk. The possibility that investments by the Fund in shares of other investment companies will subject the Fund to the risks associated with those investment companies. Fund shareholders will also indirectly bear a proportionate share of any underlying investment company’s fees and expenses in addition to paying the Fund’s expenses.
REITs Risk. The possibility that the Fund’s investments in REITs will subject the Fund to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, changes in interest rates and risks related to general or local economic conditions. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers or tenants and self-liquidation.
An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning long-term returns.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. Performance prior to December 1, 2016 reflects the Fund’s investment performance when managed by a previous sub‑adviser pursuant to a substantially similar principal investment strategy. Since December 1, 2016, Goldman Sachs Asset Management, L.P. has been responsible for the Fund’s day‑to‑day portfolio management. Therefore, the performance and average annual total returns shown for periods prior to December 1, 2016 may have differed had Goldman Sachs Asset Management, L.P. been responsible for the day‑to‑day portfolio management during those periods. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and second with an additional index with characteristics relevant to the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

60%
50%
40%
30%
20%
10%
0
-10%
-20%
-30%
-1.52%
6.27%
27.56%
-5.50%
37.95%
52.31%
7.73%
-28.48%
13.97%
12.20%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
35.36%	-20.42%
6/30/2020	6/30/2022

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
SMID Cap Growth Fund	12.20%	8.46%	10.08%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	13.90%	8.08%	9.45%
Investment Adviser
Penn Mutual Asset Management, LLC
Investment Sub‑Adviser
Goldman Sachs Asset Management, L.P. (“GSAM”)
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Steven M. Barry, Managing Director, Chief Investment Officer — Fundamental Equity, has served as a portfolio manager of the Fund since February 2019. Mr. Barry is expected to retire from the Sub-Adviser effective June 30, 2025.
Gregory Tuorto, Managing Director, has served as a portfolio manager of the Fund since September 2019.

Jessica Katz, Vice President, has served as a portfolio manager of the Fund since February 2019.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: SMID CAP VALUE FUND

Investment Objective	The investment objective of the SMID Cap Value Fund (the “Fund”) is to seek long-term growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees*	0.80%
Distribution (12b‑1) Fees	None
Other Expenses	0.36%
Total Annual Fund Operating Expenses*	1.16%

*
The Fund’s Investment Advisory Fees were reduced effective June 1, 2024. The Investment Advisory Fees and Total Annual Fund Operating Expenses line items in the table above have been restated to reflect the current Investment Advisory Fee. As a result, the Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements which reflect the prior Investment Advisory Fee rate.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$368	$638	$1,409
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small and medium capitalization companies. For this Fund, small and medium capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500™ Value Index (as of March 31, 2025, and as provided by the Sub‑Adviser, this amount was $2.8 million) and the market capitalization of the largest company in the Russell 2500™ Value Index (as of March 31, 2025, and as provided by the Sub‑Adviser, this amount was $31.96 billion). Because the Fund’s definition of small and medium capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. The Fund’s investments in small capitalization companies may include micro-capitalization companies.
The Fund invests in companies that are determined by the Sub‑Adviser to be undervalued, using its fundamental value approach. In selecting securities for the Fund, the Sub‑Adviser uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. The Sub‑Adviser’s fundamental value approach to equity investing generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects.
To the extent that companies involved in certain industries may from time to time constitute a material portion of the universe of small and medium capitalization companies, the Fund may also invest significantly in these industries (but not more than 25% of its total assets in any one industry). While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Consumer Discretionary Sector, Financials Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard. The Fund may invest in American Depositary Receipts (“ADRs”) and non‑U.S. securities.
The Sub‑Adviser will generally sell a security when it reaches fair value on a risk-adjusted basis. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies will not cause the Sub‑Adviser to dispose of the security.
The Fund may invest in securities issued by non‑U.S. companies and enter into forward commitments (forward and futures contracts and swap agreements).
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Small- and Mid‑Cap Securities Risk. The possibility that the Fund’s investments in small- and mid‑cap securities may be subject to greater risk and higher volatility than are customarily associated with investing in larger more established companies. Securities issued by small- and mid‑sized companies, which can include start‑up companies, tend to be more vulnerable than larger and more established companies to adverse business and economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities also may be more volatile than the securities of larger companies, and the Fund’s portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.
“Value” Investing Risk. The possibility that the Fund’s investments in securities believed by the Sub‑Adviser to be undervalued may not realize their perceived value for extended periods of time or may never realize their perceived value. The securities in which the Fund invests may respond differently to market and other developments than other types of securities, and may underperform growth stocks and/or the market as a whole, particularly if the Fund’s investment style shifts out of favor.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Consumer Discretionary Sector, Industrials Sector, Information Technology, and Financials Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Consumer Discretionary Sector Risk. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Industrials Sector Risk. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. This sector also includes companies that provide transportation services. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation. The prices of the securities of Industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Financials Sector Risk. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts (“REITs”) sub‑industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Sub‑Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
Currency Risk. The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.
Depositary Receipts Risk. The possibility that the Fund’s investments in foreign companies through depositary receipts will expose the Fund to the same risks as direct investment in securities of foreign issuers. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market, and the value of securities underlying ADRs may change materially at times when U.S. markets are not open for trading.
Derivatives Risk. The possibility that the Fund’s use of derivatives may lead to losses stemming from leverage risk, imperfect correlation with underlying investment, valuation risk, liquidity risk, and counterparty risk, each of which is commonly associated with the use of derivatives. These losses may be magnified when derivatives are used to leverage the Fund’s assets to enhance return rather than mitigate risk. Derivatives may be difficult to sell when the Adviser believes it would be appropriate to do so because they have become less liquid or illiquid. Derivatives also may be difficult to value. In addition, the Fund may bear the risk that the other party to a derivatives contract may be unwilling or unable to fulfill its contractual obligations. Certain of these risks may be heightened or less relevant for different types of derivatives in which the Fund may invest.
Forward Contracts Risk. The possibility that the use of forwards will subject the Fund to correlation risk, leverage risk, valuation risk and liquidity risk. The Fund’s use of forward contracts is subject to the risk that a forward contract’s price movements will not correlate with those in the price of the underlying investment. Like other derivatives, forward contracts also are subject to the risk that there may not be a liquid secondary market for the contract, which would result in the Fund’s inability to close out the contract when desired. In addition, unanticipated market movements against the direction of a forward contract could cause potentially unlimited losses.
Futures Contracts Risk. The possibility that futures contracts will subject the Fund to leverage risk, correlation risk, and liquidity risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Because futures contracts require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There may be imperfect correlation between price movements of a futures contract and price movements of the underlying investments for which futures are used as a substitute, or which futures are intended to hedge.

Swap Agreements Risk. The possibility that swap agreements will subject the Fund to leverage risk, correlation risk, counterparty risk, and valuation risk. Swaps are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities at a predetermined amount. Because many swap agreements are privately negotiated and traded in the over‑the‑counter (OTC) market, they are particularly subject to counterparty risk and valuation risk.
Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of long-term growth of capital.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and second with an additional index with characteristics relevant to the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

40%
30%
20%
10%
0
-10%
-20%
-5.69%
25.20%
13.00%
-15.16%
19.86%
1.45%
35.58%
-15.97%
16.65%
9.54%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
28.94%	-37.82%
12/31/2020	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
SMID Cap Value Fund	9.54%	8.11%	7.20%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
Russell 2500TM Value Index (reflects no deduction for fees, expenses or taxes)	10.98%	8.44%	7.81%
Investment Adviser
Penn Mutual Asset Management, LLC
Investment Sub‑Adviser
AllianceBernstein L.P.
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
James MacGregor is currently a Senior Vice President and the Chief Investment Officer of US Small and Mid‑Cap Value Equities at AllianceBernstein L.P. and has served as a portfolio manager of the Fund since August 2008.
Erik Turenchalk is currently a Senior Vice President of AllianceBernstein L.P. and has served as a portfolio manager of the Fund since January 2020.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: SMALL CAP GROWTH FUND

Investment Objective	The investment objective of the Small Cap Growth Fund (the “Fund”) is to seek capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees*	0.69%
Distribution (12b‑1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses*	0.99%

*
The Fund’s Investment Advisory Fees were reduced effective June 1, 2024. The Investment Advisory Fees and Total Annual Fund Operating Expenses line items in the table above have been restated to reflect the current Investment Advisory Fee. As a result, the Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements which reflect the prior Investment Advisory Fee rate.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategy
The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small capitalization companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000® Growth Index at the time of investment. The small capitalization companies in which the Fund invests are selected for their growth potential. The Fund’s investments in small capitalization companies may include micro-capitalization companies.

The Sub‑Adviser applies a “bottom up” approach in choosing investments. In other words, the Sub‑Adviser looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Financials Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Small‑Cap Securities Risk. The possibility that the return on the Fund’s investments in small‑cap companies may trail the return on investments in stocks of larger companies or the stock market as a whole. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small‑cap companies generally depend on a few key employees and have relatively limited product lines, markets or financial resources compared to larger capitalization companies.
Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Industrials Sector, Information Technology Sector, Health Care Sector, and Financials Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Industrials Sector Risk. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. This sector also includes companies that provide transportation services. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation. The prices of the securities of Industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Health Care Sector Risk. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Financials Sector Risk. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts (“REITs”) sub‑industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.
“Growth” Investing Risk. The possibility that the Fund’s investments in securities of companies perceived to be “growth” companies may underperform when the Fund’s investment style shifts out of favor and may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.
Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Sub‑Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
IPOs Risk. The possibility that the Fund’s performance may be affected by the purchase of securities issued in initial public offerings (“IPOs”) that have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired. The prices of securities bought in IPOs may rise and fall rapidly, often because of investor perceptions rather than economic reasons.
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in small cap growth companies in the hope of earning capital appreciation.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and second with an additional index with characteristics relevant to the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

40%
30%
20%
10%
0
-10%
-20%
-30%
0.42%
8.71%
24.84%
-4.64%
28.24%
32.06%
8.70%
-24.24%
18.64%
12.88%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
30.20%	-26.79%
6/30/2020	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Small Cap Growth Fund	12.88%	7.81%	9.26%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.15%	6.86%	8.09%
Investment Adviser
Penn Mutual Asset Management, LLC
Investment Sub‑Adviser
Janus Henderson Investors US LLC

Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Jonathan D. Coleman, CFA, Portfolio Manager at Janus Henderson Investors US LLC, has served as a portfolio manager of the Fund since May 2013.
Aaron Schaechterle, CFA, Portfolio Manager at Janus Henderson Investors US LLC, has served as a co‑portfolio manager of the Fund since September 2023.
Scott Stutzman, CFA, Portfolio Manager at Janus Henderson Investors US LLC, has served as a co‑portfolio manager of the Fund since July 2016.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: SMALL CAP VALUE FUND

Investment Objective	The investment objective of the Small Cap Value Fund (the “Fund”) is to seek capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees*	0.68%
Distribution (12b‑1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses*	0.98%

*
The Fund’s Investment Advisory Fees were reduced effective June 1, 2024. The Investment Advisory Fees and Total Annual Fund Operating Expenses line items in the table above have been restated to reflect the current Investment Advisory Fee. As a result, the Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements which reflect the prior Investment Advisory Fee rate.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$100	$312	$542	$1,201
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.
Principal Investment Strategy
The Fund is managed using a value oriented approach. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of equity investments in small‑cap issuers with public stock market capitalizations (measured at the time of purchase) within the range of the market capitalization of companies constituting the Russell 2000® Value Index at the time of investment (as of March 31, 2025, and as provided by the Sub‑Adviser, this range was between $1 million and $14 billion). If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. Because the Fund’s definition of small‑cap issuers is dynamic, the lower and upper limits on market capitalization will change with the markets. The Fund’s investments in small capitalization companies may include micro-capitalization companies and “unseasoned companies,” which are companies that (together with their predecessors) have operated for less than three years. The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price to book ratio and lower forecasted growth values. Under normal circumstances, the Fund’s investment horizons for ownership of stocks will be two to three years.
The Sub‑Adviser on behalf of the Fund employs an equity investment process that involves: (1) using multiple industry-specific valuation metrics to identify real economic value and company potential in stocks, screened by valuation, profitability and business characteristics; (2) conducting in‑depth company research and assessing overall business quality; (3) considering a wide range of factors as part of the fundamental investment process; and (4) buying those securities that a sector portfolio manager recommends, taking into account feedback from the rest of the portfolio management team. No one factor or consideration is determinative in the stock selection process. The Sub‑Adviser may decide to sell a position for various reasons, including valuation and price considerations, readjustment of the Sub‑Adviser’s outlook based on subsequent events, the Sub‑Adviser’s ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purpose.
Although the Fund will invest primarily in publicly traded U.S. securities, including real estate investment trusts (“REITs”), it may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may, but is not required to, undertake hedging activities and may invest in certain instruments, such as forward currency exchange contracts, and may use certain techniques to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency. The Fund may invest in the aggregate up to 20% of its net assets in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index at the time of investment and in fixed income securities, such as government, corporate, and bank debt obligations. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Consumer Discretionary Sector, Financials Sector, and Industrials Sector as each sector is defined by the Global Industry Classification Standard.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Small‑and Mid‑Cap Securities Risk. The possibility that the Fund’s investments in small‑and mid‑cap securities may be subject to greater risk and higher volatility than are customarily associated with investing in larger more established companies. Securities issued by small‑and mid‑sized companies, which can include start‑up companies, tend to be more vulnerable than larger and more established companies to adverse business and economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities also may be more volatile than the securities of larger companies, and the Fund’s portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.
“Value” Investing Risk. The possibility that the Fund’s investments in securities believed by the Sub‑Adviser to be undervalued may not realize their perceived value for extended periods of time or may never realize their perceived value. The securities in which the Fund invests may respond differently to market and other developments than other types of securities, and may underperform growth stocks and/or the market as a whole, particularly if the Fund’s investment style shifts out of favor.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Sub‑Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Financials Sector, Industrials Sector, and Consumer Discretionary Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Financials Sector Risk. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage REITs sub‑industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.
Industrials Sector Risk. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. This sector also includes companies that provide transportation services. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation. The prices of the securities of Industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Consumer Discretionary Sector Risk. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Credit Risk. The possibility that an issuer of a debt security, or the counterparty to a derivatives contract, held by the Fund defaults on its payment obligations.
Currency Risk. The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.
Derivatives Risk. The possibility that the Fund’s use of derivatives may lead to losses stemming from leverage risk, imperfect correlation with underlying investment, valuation risk, liquidity risk, and counterparty risk, each of which is commonly associated with the use of derivatives. These losses may be magnified when derivatives are used to leverage the Fund’s assets to enhance return rather than mitigate risk. Derivatives may be difficult to sell when the Adviser believes it would be appropriate to do so because they have become less liquid or illiquid. Derivatives also may be difficult to value. In addition, the Fund may bear the risk that the other party to a derivatives contract may be unwilling or unable to fulfill its contractual obligations. Certain of these risks may be heightened or less relevant for different types of derivatives in which the Fund may invest.
Forward Contracts Risk. The possibility that the use of forwards will subject the Fund to correlation risk, leverage risk, valuation risk and liquidity risk. The Fund’s use of forward contracts is subject to the risk that a forward contract’s price movements will not correlate with those in the price of the underlying investment. Like other derivatives, forward contracts also are subject to the risk that there may not be a liquid secondary market for the contract, which would result in the Fund’s inability to close out the contract when desired. In addition, unanticipated market movements against the direction of a forward contract could cause potentially unlimited losses.
Emerging Markets Risk. The possibility that the stocks of companies located in emerging markets may be more volatile, and less liquid, than the stocks of companies located in the U.S. and developed foreign markets due to political, economic, or regulatory conditions within emerging market countries. In addition, emerging market countries may experience more volatile interest and currency exchange rates, higher levels of inflation and less efficient trading and settlement systems.
Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
Interest Rate Risk. The possibility that the prices of the Fund’s fixed income investments will decline due to rising interest rates.

Micro‑Cap Securities Risk. The possibility that the return on the Fund’s investments in micro‑cap companies may be less than the return on investments in stocks of larger companies or the stock market as a whole. Stock prices of micro‑cap companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Micro‑cap companies are followed by relatively few securities analysts, and there tends to be less publicly available information about these companies. A micro‑cap security may trade only in the over‑the‑counter market or on regional securities exchanges and therefore may not be traded every day or in the volume typical of trading on a national securities exchange. Micro‑cap companies are more likely to be newly formed or in the early stages of development, depend on a few key employees, and have relatively limited product lines, markets or financial resources compared to larger capitalization companies.
REITs Risk. The possibility that the Fund’s investments in REITs will subject the Fund to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, changes in interest rates and risks related to general or local economic conditions. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers or tenants and self-liquidation.
Unseasoned Company Risk. The possibility that the Fund’s investment in relatively new or unseasoned companies that are in their early stages of development may expose the Fund to greater risks than investments in more established companies with more extensive financial histories and greater liquidity. Unseasoned companies do not have proven track records and may lack substantial capital reserves.
An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in small‑cap stocks in the hope of earning above-average capital appreciation.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and second with an additional index with characteristics relevant to the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

30%
20%
10%
0
-10%
-20%
-5.46%
24.75%
12.25%
-13.88%
23.03%
2.34%
26.67%
-14.74%
11.41%
7.83%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
31.29%	-36.01%
12/31/2020	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Small Cap Value Fund	7.83%	5.83%	6.42%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	8.05%	7.29%	7.14%
Investment Adviser
Penn Mutual Asset Management, LLC
Investment Sub‑Adviser
Goldman Sachs Asset Management, L.P. (“GSAM”)
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Robert Crystal, Managing Director of GSAM, has served as portfolio manager of the Fund since March 2006.
Sean Greely, CFA, Vice President of GSAM, has served as portfolio manager of the Fund since September 2023.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: SMALL CAP INDEX FUND

Investment Objective	The investment objective of the Small Cap Index Fund (the “Fund”) is to seek to replicate the returns and characteristics of a small cap index.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.30%
Distribution (12b‑1) Fees	None
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.71%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$73	$227	$395	$883
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the Russell 2000® Index (the “Index”). Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts or other investment companies) that are designed to track the Index. The Index measures the performance of the 2,000 smallest companies (based on total market capitalization) in the Russell 3000® Index. The Index is rebalanced quarterly and reconstituted annually in June. The Fund will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Consumer

Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard. The Fund’s investments in small capitalization companies may include micro-capitalization companies.
The Sub‑Adviser does not manage the Fund according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Sub‑Adviser utilizes a “passive” or “indexing” investment approach, seeking to replicate the investment performance that, before expenses, corresponds generally to the total return of the Index.
The Sub‑Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to match generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.
The Sub‑Adviser may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the Index. The Sub‑Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Sub‑Adviser might use futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Small‑Cap Securities Risk. The possibility that the return on the Fund’s investments in small‑cap companies may trail the return on investments in stocks of larger companies or the stock market as a whole. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small‑cap companies generally depend on a few key employees and have relatively limited product lines, markets or financial resources compared to larger capitalization companies.
Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Industrials Sector, Health Care Sector, Financials Sector, Consumer Discretionary Sector, and Information Technology Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Industrials Sector Risk. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. This sector also includes companies that provide transportation services. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation. The prices of the securities of Industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Health Care Sector Risk. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Financials Sector Risk. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts (“REITs”) sub‑industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.
Consumer Discretionary Sector Risk. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Tracking Error Risk. The possibility that the Sub‑Adviser may not be able to cause the Fund’s performance to correspond to that of the Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, rounding of share prices, changes to the composition of the Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.
Sampling Risk. The possibility that the Fund may not hold all of the securities included in its benchmark index and that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s benchmark index.
Concentration Risk. The possibility that, to the extent the Fund invests to a significant extent in a particular industry or group of industries within a particular sector, the Fund may be subject to greater risks than if its investments were broadly diversified across industries and sectors. The Fund also is subject to loss due to adverse occurrences that may affect that industry or group of industries.
Derivatives Risk. The possibility that the Fund’s use of derivatives may lead to losses stemming from leverage risk, imperfect correlation with underlying investment, valuation risk, liquidity risk, and counterparty risk, each of which is commonly associated with the use of derivatives. These losses may be magnified when derivatives are used to leverage the Fund’s assets to enhance return rather than mitigate risk. Derivatives may be difficult to sell when the Adviser believes it would be appropriate to do so because they have become less liquid or illiquid. Derivatives also may be difficult to value. In addition, the Fund may bear the risk that the other party to a derivatives contract may be unwilling or unable to fulfill its contractual obligations. Certain of these risks may be heightened or less relevant for different types of derivatives in which the Fund may invest.
Futures Contracts Risk. The possibility that futures contracts will subject the Fund to leverage risk, correlation risk, and liquidity risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Because futures contracts require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There may be imperfect correlation between price movements of a futures contract and price movements of the underlying investments for which futures are used as a substitute, or which futures are intended to hedge.
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
Micro‑Cap Securities Risk. The possibility that the return on the Fund’s investments in micro‑cap companies may be less than the return on investments in stocks of larger companies or the stock market as a whole. Stock prices of micro‑cap companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Micro‑cap companies are followed by relatively few securities analysts, and there tends to be less publicly available information about these companies. A micro‑cap security may trade only in the over‑the‑counter market or on regional securities exchanges and therefore may not be traded every day or in the volume typical of trading on a national securities exchange. Micro‑cap companies are more likely to be newly formed or in the early stages of development, depend on a few key employees, and have relatively limited product lines, markets or financial resources compared to larger capitalization companies.
Passive Investment Risk. The possibility that the Fund’s return may be lower than the return of an actively managed fund because the Fund holds shares of a security based on the holdings of its benchmark index, not the current or projected performance of a security, industry or sector. The Fund does not take defensive positions under any market conditions, including declining markets.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in small cap common stocks in the hope of achieving returns similar to that of the Index.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and second with an additional index with characteristics relevant to the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

30%
20%
10%
0
-10%
-20%
-30%
-5.12%
20.37%
13.79%
-11.37%
24.48%
19.35%
14.35%
-21.06%
16.23%
10.77%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
31.21%	-30.73%
12/31/2020	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Small Cap Index Fund	10.77%	6.76%	7.12%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54%	7.40%	7.82%
Investment Adviser
Penn Mutual Asset Management, LLC
Investment Sub‑Adviser
SSGA Funds Management, Inc.

Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Emiliano Rabinovich, CFA, is a Managing Director of SSGA Funds Management, Inc. and Co‑Head of the Systematic Equity Group in the Americas. Mr. Rabinovich has served as co‑portfolio manager of the Fund since March 2023.
Karl Schneider, CAIA, is a Managing Director of SSGA Funds Management, Inc. and Co-Head of the Systematic Equity Group in the Americas. Mr. Schneider has served as co‑portfolio manager of the Fund since November 2016.
David Chin is a Vice President of SSGA Funds Management, Inc. and a Senior Portfolio Manager in the firm’s Systematic Equity Group. Mr. Chin has served as co‑portfolio manager of the Fund since March 2019.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: DEVELOPED INTERNATIONAL INDEX FUND

Investment Objective	The investment objective of the Developed International Index Fund (the “Fund”) is to seek to replicate the returns and characteristics of an international index composed of securities from developed countries.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.30%
Distribution (12b‑1) Fees	None
Other Expenses	0.64%
Total Annual Fund Operating Expenses	0.94%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$96	$300	$520	$1,155
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index (the “Index”). Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index (including ADRs and Global Depositary Receipts (“GDRs”)) and close substitutes (such as index futures contracts) that are designed to track the Index. The Index is an arithmetic, market value-weighted average of the performance of approximately 1,000 securities primarily from Europe, Australia, Asia and the Far East. The Index is rebalanced quarterly as of the close of the last business day of February, May, August and November. The Fund will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, and Industrials Sector, as each sector is defined by the Global Industry Classification Standard. In addition, while the Fund’s country exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to Japan, United Kingdom, France and Switzerland.
The Sub‑Adviser does not manage the Fund according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Sub‑Adviser utilizes a “passive” or “indexing” investment approach, seeking to replicate the investment performance that, before expenses, corresponds generally to the total return of the Index.
The Sub‑Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to match generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.
The Sub‑Adviser may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the Index. The Sub‑Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Sub‑Adviser might use futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed. The Sub‑Adviser may also enter into forward foreign currency exchange contracts in an attempt to match the Index’s currency exposures.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Geographic Focus Risk. The possibility that the Fund may be less diversified across countries or geographic regions and the Fund’s performance will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the Fund invests, and may be more volatile than the performance of a more geographically-diversified fund.
Japan. The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness. Natural disasters, such as earthquakes, volcanoes, typhoons or tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy and, in turn, the Fund.
United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth. On January 31, 2020, the United Kingdom formally withdrew from the EU (commonly referred to as “Brexit”) and, following an 11‑month transition period, left the EU single market and customs union under the terms of a new trade agreement on December 31, 2020. The agreement governs the new relationship between the United Kingdom and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Certain aspects of Brexit have had an adverse impact on the region, leading to increased inflation, labor shortages and business closures, among others. There is still considerable uncertainty relating to the potential consequences associated with the exit and whether the United Kingdom’s exit will increase the likelihood of other countries also departing the EU. Any exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of the Fund’s investments.
France. The French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. External demand for French exports is expected to be negatively impacted by the United Kingdom’s departure from the EU. Reduction in spending on French products and services, or changes in any of the economies of trading partners may have an adverse impact on the French economy. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products. In addition, France has been a target of terrorism in the past. Acts of terrorism in France or against French interests abroad may cause uncertainty in the French financial markets and adversely affect the performance of the issuers to which the Fund has exposure.
Switzerland. Political and economic conditions and changes in regulatory, tax, or economic policy in Switzerland could significantly affect the market in Switzerland and in surrounding or related countries which could have a negative impact on the Fund. International trade is a large component of the Swiss economy and Switzerland depends upon exports to generate economic growth. The Swiss economy is heavily dependent on trading relationships with certain key trading partners, including the United States, United Kingdom, China, France and Germany. Switzerland’s economic growth generally mirrors slowdowns and growth experienced in other countries, including the U.S. and certain Western European countries. Switzerland’s economy relies heavily on the banking sector, and in recent years, Switzerland has responded to increasing pressure from neighboring countries and trading partners to reform its banking secrecy laws following allegations that certain Swiss banking institutions marketed and sold offshore tax evasion services to U.S. citizens. Future litigation or settlements arising from these accusations may have a negative impact on certain companies to which the Fund has exposure.

Currency Risk. The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.
Large‑Cap Securities Risk. The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Mid‑Cap Securities Risk. The possibility that the return on the Fund’s investments in mid‑cap companies may be less than the return on investments in stocks of larger or smaller companies or the stock market as a whole. Mid‑cap companies may be more vulnerable to market volatility and adverse business or economic events than larger, more established companies. The securities of mid‑cap companies are more likely to trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Financials Sector, Industrials Sector, Health Care Sector, and Consumer Discretionary Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Financials Sector Risk. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts (“REITs”) sub‑industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.
Industrials Sector Risk. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. This sector also includes companies that provide transportation services. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation. The prices of the securities of Industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Health Care Sector Risk. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Consumer Discretionary Sector Risk. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Concentration Risk. The possibility that, to the extent the Fund invests to a significant extent in a particular industry or group of industries within a particular sector, the Fund may be subject to greater risks than if its investments were broadly diversified across industries and sectors. The Fund also is subject to loss due to adverse occurrences that may affect that industry or group of industries.
Depositary Receipts Risk. The possibility that the Fund’s investments in foreign companies through depositary receipts will expose the Fund to the same risks as direct investment in securities of foreign issuers. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market, and the value of securities underlying ADRs and GDRs may change materially at times when U.S. markets are not open for trading.
Derivatives Risk. The possibility that the Fund’s use of derivatives may lead to losses stemming from leverage risk, imperfect correlation with underlying investment, valuation risk, liquidity risk, and counterparty risk, each of which is commonly associated with the use of derivatives. These losses may be magnified when derivatives are used to leverage the Fund’s assets to enhance return rather than mitigate risk. Derivatives may be difficult to sell when the Adviser believes it would be appropriate to do so because they have become less liquid or illiquid. Derivatives also may be difficult to value. In addition, the Fund may bear the risk that the other party to a derivatives contract may be unwilling or unable to fulfill its contractual obligations. Certain of these risks may be heightened or less relevant for different types of derivatives in which the Fund may invest.
Futures Contracts Risk. The possibility that futures contracts will subject the Fund to leverage risk, correlation risk, and liquidity risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Because futures contracts require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There may be imperfect correlation between price movements of a futures contract and price movements of the underlying investments for which futures are used as a substitute, or which futures are intended to hedge.
Forward Contracts Risk. The possibility that the use of forwards will subject the Fund to correlation risk, leverage risk, valuation risk and liquidity risk. The Fund’s use of forward contracts is subject to the risk that a forward contract’s price movements will not correlate with those in the price of the underlying investment. Like other derivatives, forward contracts also are subject to the risk that there may not be a liquid secondary market for the contract, which would result in the Fund’s inability to close out the contract when desired. In addition, unanticipated market movements against the direction of a forward contract could cause potentially unlimited losses.
Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
Passive Investment Risk. The possibility that the Fund’s return may be lower than the return of an actively managed fund because the Fund holds shares of a security based on the holdings of its benchmark index, not the current or projected performance of a security, industry or sector. The Fund does not take defensive positions under any market conditions, including declining markets.
Sampling Risk. The possibility that the Fund may not hold all of the securities included in its benchmark index and that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s benchmark index.
Tracking Error Risk. The possibility that the Sub‑Adviser may not be able to cause the Fund’s performance to correspond to that of the Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, rounding of share prices, changes to the composition of the Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.
An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in international securities in the hope of achieving returns similar to that of the Index.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

30%
20%
10%
0
-10%
-20%
-1.39%
0.35%
24.52%
-14.07%
21.03%
7.78%
10.54%
-15.32%
17.23%
2.57%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
17.94%	-23.06%
12/31/2022	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Developed International Index Fund	2.57%	3.94%	4.51%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)	3.82%	4.73%	5.20%
Investment Adviser
Penn Mutual Asset Management, LLC
Investment Sub‑Adviser
SSGA Funds Management, Inc.
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Kathleen Morgan, CFA, is a Vice President of SSGA Funds Management, Inc. and a Senior Portfolio Manager in the Systematic Equity Group. Ms. Morgan has served as co‑portfolio manager of the Fund since March 2018.
Emiliano Rabinovich, CFA, is a Managing Director of SSGA Funds Management, Inc. and Co‑Head of the Systematic Equity Group in the Americas. Mr. Rabinovich has served as co‑portfolio manager of the Fund since March 2023.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: INTERNATIONAL EQUITY FUND

Investment Objective	The investment objective of the International Equity Fund (the “Fund”) is to seek to achieve capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees*	0.77%
Distribution (12b‑1) Fees	None
Other Expenses	0.28%
Total Annual Fund Operating Expenses*	1.05%

*
The Fund’s Investment Advisory Fees were reduced effective June 1, 2024. The Investment Advisory Fees and Total Annual Fund Operating Expenses line items in the table above have been restated to reflect the current Investment Advisory Fee. As a result, the Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements which reflect the prior Investment Advisory Fee rate.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, such as common stocks, preferred stocks, convertible bonds, and warrants. The Fund will invest primarily in companies operating in the countries in Europe and the Pacific Basin.

The countries include the eleven Euro-zone countries (France, Germany, Italy, Spain, Portugal, Finland, Ireland, Belgium, the Netherlands, Luxembourg and Austria), the United Kingdom, Denmark, Sweden, Switzerland, Norway, Japan, Hong Kong, Australia, New Zealand, and Singapore. The Sub‑Adviser employs bottom‑up stock and business analysis to identify high-quality growth companies. Typically, these companies tend to be well managed with the following attributes: consistent operating histories and financial performance; favorable long-term economic prospects; free cash flow generation; and competent management that can be counted on to use cash flow wisely, and channel the reward from the business back to its shareholders. The Sub‑Adviser’s goal is to construct a portfolio of high-quality growth companies in the developed markets of Europe and the Pacific Basin. With approximately 30‑60 stocks, the Fund seeks to be well diversified and will have investments in at least 10 countries and 5 sectors at all times. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard. In addition, while the Fund’s country exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to Canada and the United Kingdom.
The Fund may invest in securities of companies in emerging and developing markets. The Fund may, but is not required to, undertake hedging activities and may invest in certain instruments, such as forward currency exchange contracts, and may use certain techniques to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
Emerging Markets Risk. The possibility that the stocks of companies located in emerging markets may be more volatile, and less liquid, than the stocks of companies located in the U.S. and developed foreign markets due to political, economic, or regulatory conditions within emerging market countries. In addition, emerging market countries may experience more volatile interest and currency exchange rates, higher levels of inflation and less efficient trading and settlement systems.
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Industrials Sector, Information Technology Sector, Health Care Sector, Consumer Discretionary Sector, and Financials Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Industrials Sector Risk. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. This sector also includes companies that provide transportation services. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation. The prices of the securities of Industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Health Care Sector Risk. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Consumer Discretionary Sector Risk. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Financials Sector Risk. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts (“REITs”) sub‑industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Currency Risk. The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.
Convertible Securities Risk. The possibility that the value of the Fund’s investments in convertible securities may be adversely affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.
Derivatives Risk. The possibility that the Fund’s use of derivatives may lead to losses stemming from leverage risk, imperfect correlation with underlying investment, valuation risk, liquidity risk, and counterparty risk, each of which is commonly associated with the use of derivatives. These losses may be magnified when derivatives are used to leverage the Fund’s assets to enhance return rather than mitigate risk. Derivatives may be difficult to sell when the Adviser believes it would be appropriate to do so because they have become less liquid or illiquid. Derivatives also may be difficult to value. In addition, the Fund may bear the risk that the other party to a derivatives contract may be unwilling or unable to fulfill its contractual obligations. Certain of these risks may be heightened or less relevant for different types of derivatives in which the Fund may invest.
Forward Contracts Risk. The possibility that the use of forwards will subject the Fund to correlation risk, leverage risk, valuation risk and liquidity risk. The Fund’s use of forward contracts is subject to the risk that a forward contract’s price movements will not correlate with those in the price of the underlying investment. Like other derivatives, forward contracts also are subject to the risk that there may not be a liquid secondary market for the contract, which would result in the Fund’s inability to close out the contract when desired. In addition, unanticipated market movements against the direction of a forward contract could cause potentially unlimited losses.
Geographic Focus Risk. The possibility that the Fund may be less diversified across countries or geographic regions and the Fund’s performance will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the Fund invests, and may be more volatile than the performance of a more geographically-diversified fund.
Canada. The economy of Canada is heavily dependent on the demand for natural resources and agricultural products. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Canada is also a top producer of gold as well as nickel, aluminum and lead. Accordingly, a change in the supply and demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. The U.S. is Canada’s largest trading partner and foreign investor. As a result, changes to the U.S. economy may also significantly affect the Canadian economy.

United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth. On January 31, 2020, the United Kingdom formally withdrew from the EU (commonly referred to as “Brexit”) and, following an 11‑month transition period, left the EU single market and customs union under the terms of a new trade agreement on December 31, 2020. The agreement governs the new relationship between the United Kingdom and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Certain aspects of Brexit have had an adverse impact on the region, leading to increased inflation, labor shortages and business closures, among others. There is still considerable uncertainty relating to the potential consequences associated with the exit and whether the United Kingdom’s exit will increase the likelihood of other countries also departing the EU. Any exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of the Fund’s investments.
Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Sub‑Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
Preferred Stock Risk. The possibility that the value of the Fund’s investments in preferred stock may decline if stock prices fall or interest rates rise. In the event of a liquidation, the rights of a company’s preferred stock to the distribution of company assets are generally subordinate to the rights of a company’s debt securities.
Warrants Risk. The possibility that the Fund’s investments in warrants are subject to greater price volatility than the warrants’ underlying securities. Warrants offer greater potential for profit or loss than an equivalent investment in the underlying security. A warrant generally ceases to have value if it is not exercised prior to its expiration date.
An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of international investing in the hope of realizing capital appreciation while diversifying their investment portfolio.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

40%
30%
20%
10%
0
-10%
-20%
-30%
3.59%
-5.16%
31.68%
-12.39%
28.07%
14.93%
12.23%
-21.81%
15.25%
5.78%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
17.30%	-19.12%
6/30/2020	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
International Equity Fund	5.78%	4.22%	5.96%
MSCI ACWI ex‑U.S. Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)	5.53%	4.10%	4.80%
Investment Adviser
Penn Mutual Asset Management, LLC
Investment Sub‑Adviser
Vontobel Asset Management, Inc.
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel, has served as portfolio manager of the Fund since March 2016.
Daniel Kranson, CFA, Executive Director and Portfolio Manager at Vontobel, is a co‑portfolio manager of the Fund with Matthew Benkendorf. Mr. Kranson has served as a Co‑Portfolio Manager of the Fund since June 2016.
David Souccar, Executive Director and Portfolio Manager at Vontobel, is a co‑portfolio manager of the Fund with Matthew Benkendorf. Mr. Souccar has served as Portfolio Manager of the Fund since June 2016.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: EMERGING MARKETS EQUITY FUND

Investment Objective	The investment objective of the Emerging Markets Equity Fund (the “Fund”) is to seek to achieve capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees*	0.83%
Distribution (12b‑1) Fees	None
Other Expenses	0.49%
Total Annual Fund Operating Expenses*	1.32%

*
The Fund’s Investment Advisory Fees were reduced effective June 1, 2024. The Investment Advisory Fees and Total Annual Fund Operating Expenses line items in the table above have been restated to reflect the current Investment Advisory Fee. As a result, the Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements which reflect the prior Investment Advisory Fee rate.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$134	$418	$723	$1,590
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Principal Investment Strategy
The Fund offers investors exposure to emerging economies through well-established companies. The securities selected for inclusion in the Fund are those of issuers that, in the opinion of the Sub‑Adviser, are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (or equity-linked instruments) of issuers located in emerging market countries; such issuers may be of any capitalization, but are expected to be primarily large-capitalization issuers. To obtain exposure to Chinese issuers, the Fund may invest in China A‑Shares and other equity securities that provide similar exposure. Equity-linked instruments are instruments issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security; these securities are valued at market value for purposes of the Fund’s requirement to invest 80% of its assets in emerging markets countries. Emerging markets countries consist of those countries MSCI defines as such for purposes of its MSCI Emerging Markets Index, which currently include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. In determining “location” of an issuer, the Sub‑Adviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded, and country in which the greatest percentage of company revenues are generated. This evaluation is conducted to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.
While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Consumer Discretionary Sector, Consumer Staples Sector, Financials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard. In addition, while the Fund’s country exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to China, India and Taiwan.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Emerging Markets Risk. The possibility that the stocks of companies located in emerging markets may be more volatile, and less liquid, than the stocks of companies located in the U.S. and developed foreign markets due to political, economic, or regulatory conditions within emerging market countries. In addition, emerging market countries may experience more volatile interest and currency exchange rates, higher levels of inflation and less efficient trading and settlement systems.
Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
Geographic Focus Risk. The Fund may be less diversified across countries or geographic regions. The Fund’s performance will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the Fund invests, and may be more volatile than the performance of a more geographically-diversified fund.
China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. The economy of China differs in many respects from the U.S. economy, including with respect to its structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. A relatively small number of Chinese companies represent a large portion of China’s total market and thus, may be more sensitive to adverse political or economic circumstances and market movements. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S., or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and in turn, the Fund’s investments. The Fund may invest in shares of Chinese companies traded on stock markets in Mainland China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the Mainland China stock market and there may be little to no correlation between the performance of the Hong Kong stock market and the Mainland China stock market.
India. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on the Fund. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy. In addition, India has historically experienced hostilities with neighboring countries, such as Pakistan, and the Indian government has confronted separatist movements in several Indian states. Instability as a result of these social and political tensions could adversely impact the value of the Fund’s investments.
Taiwan. Political and economic conditions and changes in regulatory, tax, or economic policy in Taiwan could significantly affect the market in Taiwan and in surrounding or related countries which could have a negative impact on the Fund. Taiwan is particularly exposed to increasing tensions with China and in an extreme case could result in a blockade or invasion by China. Apart from the economic and civilian impact from this scenario it could also result in additional sanctions placed on China and implicitly Taiwan which could impact the Fund’s investments. Taiwan is also significantly exposed to the semi-conductor sector and the respective cycle so a downturn would result in a direct impact on a large percentage of companies including some of the Fund’s investments and secondarily to the economy in general. Taiwan is particularly dependent on the export sector which exposes it to economic cycles and also the risk of trade tensions with key markets such as the U.S. which could result in tariffs or restrictions. Taiwan is in a region exposed to natural disasters including earthquakes and typhoons which could impact operations.
Investments in China Risk. The Fund, from time to time, may invest in instruments that provide exposure to Chinese issuers, including China A‑Shares and participation notes (“P‑notes”). Such investments subject the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability, and related events may cause uncertainty in Chinese markets and adversely affect the Fund’s Chinese investments. In addition, to the extent the Fund invests in A‑Shares through China’s foreign investments trading platform, Stock Connect, it will be subject trading, clearance and settlement procedures that are relatively untested in the People’s Republic of China (“PRC”), which could adversely affect the value of the Fund’s investments. In addition, the Fund’s investments in A‑Shares through Stock Connect generally are subject to PRC securities regulations and listing rules, among other restrictions and may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. Finally, while foreign investors currently are exempted from paying capital gains or value-added taxes on income and gains from investments in A‑Shares through Stock Connect, these PRC tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A‑Shares through Stock Connect may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. To the extent the Fund invests in P‑notes, it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the P‑note seeks to replicate. As the purchaser of a P‑note, the Fund is relying on the creditworthiness of the counterparty issuing the P‑note and does not have the same rights under a P‑note as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the Fund could lose the total value of its investment in the P‑note. In addition, there is no assurance that there will be a trading market for a P‑note or that the trading price of a P‑note will equal the value of the underlying security. The Fund may also gain investment exposure to certain Chinese companies through variable interest entity (“VIE”) structures. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure to a Chinese company in situations in which the Chinese government has limited or prohibited non‑Chinese ownership of such company. The VIE structure does not involve equity ownership in a China-based company but rather involves claims to the China-based company’s profits and control of its assets through contractual arrangements. As a result, an investment in a VIE structure subjects the Fund to the risks associated with the underlying Chinese company. If the Chinese government takes action adversely affecting VIE structures, the market value of the Fund’s associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent consequences, which could result in substantial investment losses. In addition to the risk of government intervention, investments through a VIE structure are subject to the risk that the China-based company (or its officers, directors, or Chinese equity owners) may breach those contractual arrangements, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available.
Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2025, the Fund had significant exposure to the Information Technology Sector, Consumer Staples Sector, Consumer Discretionary Sector, and Financials Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Consumer Staples Sector Risk. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non‑durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.
Consumer Discretionary Sector Risk. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Financials Sector Risk. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts (“REITs”) sub‑industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.
Currency Risk. The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.
Equity-Linked Securities Risk. Equity-linked securities, which are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock, are subject to equity securities risk, as well as market risk and other risks associated with the referenced equity security. Equity-linked instruments have no guaranteed return of principal and may experience a return different from the referenced equity security. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and will be subject to the Fund’s restrictions on investments in foreign securities. Equity-linked securities may also be subject to both counterparty credit and liquidity risk.
Large‑Cap Securities Risk. The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Sub‑Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in emerging market equity securities in the hope of achieving capital appreciation.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. Performance prior to May 1, 2020 reflects the Fund’s investment performance when managed by a previous sub‑adviser pursuant to a different principal investment strategy. Since May 1, 2020, Vontobel Asset Management, Inc. has been responsible for the Fund’s day‑to‑day portfolio management. Therefore, the performance and average annual total returns shown for periods prior to May 1, 2020 may have differed had Vontobel Asset Management, Inc. been responsible for the day‑to‑day portfolio management during those periods. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

40%
30%
20%
10%
0
-10%
-20%
-30%
-10.89%
5.80%
35.03%
-17.46%
18.70%
10.43%
-5.69%
-23.37%
1.67%
-3.74%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
18.54%	-27.00%
6/30/2020	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Emerging Markets Equity Fund	-3.74%	-4.82%	-0.26%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)	7.50%	1.70%	3.64%

Investment Adviser
Penn Mutual Asset Management, LLC
Investment Sub‑Advisers
Vontobel Asset Management, Inc.
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel, has served as portfolio manager of the Fund since May 2020.
Ramiz Chelat, Managing Director and Portfolio Manager at Vontobel, has served as a co‑portfolio manager of the Fund, with Matthew Benkendorf, since October 2021.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: REAL ESTATE SECURITIES FUND

Investment Objective	The investment objective of the Real Estate Securities Fund (the “Fund”) is to seek to achieve a high total return consistent with reasonable investment risks.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.70%
Distribution (12b‑1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.97%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$99	$309	$536	$1,190
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80%, and normally substantially all, of its net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities issued by real estate companies, including real estate investment trusts (“REITs”). The Fund considers companies real estate companies if such companies (i) derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or (ii) have at least 50% of their assets in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. REIT-like entities are organized outside of the U.S. and have operations and receive foreign tax treatment similar to that of U.S. REITs. The Fund retains the ability to invest in real estate companies of any market capitalization. The Fund will concentrate at least 25% of its investments in securities issued by companies in the real estate industry. The Fund may invest up to 25% of its total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. Depositary receipts may take the form of ADRs, GDRs and EDRs. In managing the Fund’s portfolio, the Sub‑Adviser adheres to an integrated, bottom‑up, relative value investment process.
The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower Fund performance.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Real Estate Securities Risk. The possibility that the Fund’s investments in real estate securities, including REITs, may make the Fund more susceptible to the risks associated with direct investments in real estate. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; changes in the availability, cost and terms of mortgage funds; loss of rental income due to vacancies; obsolescence of properties; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates. Any geographic concentration of the Fund’s real estate-related investments could result in the Fund being subject to the above risks to a greater degree.
REITs Risk. The possibility that the Fund’s investments in REITs will subject the Fund to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, changes in interest rates and risks related to general or local economic conditions. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers or tenants and self-liquidation.
Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
Small- and Mid‑Cap Securities Risk. The possibility that the Fund’s investments in small- and mid‑cap securities may be subject to greater risk and higher volatility than are customarily associated with investing in larger more established companies. Securities issued by small- and mid‑sized companies, which can include start‑up companies, tend to be more vulnerable than larger and more established companies to adverse business and economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities also may be more volatile than the securities of larger companies, and the Fund’s portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Fund’s Sub‑Adviser in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
Concentration Risk. Because the Fund invests significantly in a particular industry or group of industries within the real estate sector, the Fund may be subject to greater risks than if its investments were broadly diversified across industries and sectors. The Fund also is subject to loss due to adverse occurrences that may affect that industry or group of industries.
Portfolio Turnover Risk. The possibility that the Fund may frequently buy and sell portfolio securities, which may increase transaction costs to the Fund and cause the Fund’s performance to be less than you expect.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Currency Risk. The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.
Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of real estate and real estate related investing in the hope of realizing capital appreciation while diversifying their investment portfolio.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and second with an additional index with characteristics relevant to the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

50%
40%
30%
20%
10%
0
-10%
-20%
-30%
5.22%
5.49%
7.40%
-4.19%
32.47%
-3.23%
42.70%
-25.35%
11.78%
6.40%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
17.06%	-23.01%
3/31/2019	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Real Estate Securities Fund	6.40%	4.16%	6.37%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)	4.92%	3.29%	5.83%
Investment Adviser
Penn Mutual Asset Management, LLC
Investment Sub‑Adviser
Cohen & Steers Capital Management, Inc.
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Jon Cheigh is the President and Chief Investment Officer of Cohen & Steers and has been a portfolio manager of the Fund since May 2011.
Jason Yablon is an Executive Vice President of Cohen & Steers and has been a portfolio manager of the Fund since May 2013.
Mathew Kirschner is a Senior Vice President of Cohen & Steers and has been a portfolio manager of the Fund since November 2020.
Ji Zhang is a Senior Vice President of Cohen & Steers and has been a portfolio manager of the Fund since January 2024.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: AGGRESSIVE ALLOCATION FUND

Investment Objective	The investment objective of the Aggressive Allocation Fund (the “Fund”) is to seek to achieve long-term capital growth consistent with its asset allocation strategy.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.12%
Distribution (12b‑1) Fees	None
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses*	1.13%

*
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$115	$359	$622	$1,375
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategy
The Fund seeks to achieve its investment objective by using a “fund‑of‑funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies.
The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is more heavily allocated to stocks, and reflects an aggressive approach.
In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series Funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.
The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	85% - 100%
Fixed Income and Money Market Funds	0% - 15%
The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.
Principal Risks
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Asset Allocation Risk. The possibility that the Fund may underperform other funds with similar investment objectives due to the Fund’s allocation of assets to underlying funds investing in asset classes or market sectors that perform poorly relative to other asset categories.
Underlying Fund Investment Risk. The possibility that the underperformance of an underlying fund may contribute to the underperformance of the Fund. The Fund’s performance and risks will be directly related to the performance and risks of the underlying funds in which it invests. In addition, the Fund indirectly pays a pro rata portion of the expenses incurred by the underlying funds, which also may lower the Fund’s performance.
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Fixed Income Securities Risk. The possibility that the market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased, and sometimes unpredictable, volatility and reduced liquidity. During those periods, an underlying fund may experience increased levels of shareholder redemptions, and may have to sell securities at inopportune times, and at unfavorable prices. Fixed income securities also may be difficult to value during such periods. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have a material adverse effect on prices for fixed income securities and on the management of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates. The Fund, through its investments in underlying funds with exposure to fixed income securities, is also subject to the following risks:
Credit Risk. The possibility that an issuer of a debt security, or the counterparty to a derivatives contract, held by an underlying fund defaults on its payment obligations.
Income Risk. The possibility that an underlying fund’s yield (the rate of dividends the underlying fund pays) may decline in the event of declining interest rates.
Interest Rate Risk. The possibility that the prices of an underlying fund’s fixed income investments will decline due to rising interest rates.
Prepayment and Extension Risk. The possibility that the principal on a fixed income security may be paid off earlier or later than expected causing the underlying fund to invest in fixed income securities with lower interest rates, which may adversely affect the underlying fund’s performance.
Foreign Investment Risk. The possibility that an underlying fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
“Growth” and “Value” Investing Risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market favors other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The values of growth securities tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. A value stock may not increase in price as anticipated by the Adviser or Sub‑Adviser if other investors fail to recognize the company’s value and bid up the price or the factors that the Adviser or Sub‑Adviser believes will increase the price of the security do not occur or do not have the anticipated effect.
Large‑Cap Securities Risk. The possibility that an underlying fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Small‑and Mid‑Cap Securities Risk. The possibility that an underlying fund’s investments in small‑and mid‑cap securities may be subject to greater risk and higher volatility than are customarily associated with investing in larger more established companies. Securities issued by small‑and mid‑sized companies, which can include start‑up companies, tend to be more vulnerable than larger and more established companies to adverse business and economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities also may be more volatile than the securities of larger companies, and an underlying fund’s portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Redemption Risk. The possibility that large redemptions may cause the Fund to sell its securities at inopportune times resulting in a loss to the Fund.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index and one additional index, the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate Bond Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the underlying funds. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

30%
20%
10%
0
-10%
-20%
-1.59%
7.46%
20.08%
-9.53%
23.26%
9.25%
16.42%
-15.50%
15.38%
12.09%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
16.78%	-22.89%
6/30/2020	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Aggressive Allocation Fund	12.09%	6.81%	7.01%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%
Investment Adviser
Penn Mutual Asset Management, LLC
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Hong Mu, CFA, FSA, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since July 2023.
Scott Ellis, CFA, Head of Fixed Income, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since January 2025.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: MODERATELY AGGRESSIVE ALLOCATION FUND

Investment Objective	The investment objective of the Moderately Aggressive Allocation Fund (the “Fund”) is to seek to achieve long-term capital growth and current income consistent with its asset allocation strategy.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.12%
Distribution (12b‑1) Fees	None
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.78%
Total Annual Fund Operating Expenses*	1.08%

*
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$110	$343	$595	$1,317
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategy
The Fund seeks to achieve its investment objective by using a “fund‑of‑funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies.
The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is more heavily allocated to stocks, and reflects a moderately aggressive approach.
In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series Funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.
The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	70% - 100%
Fixed Income and Money Market Funds	0% - 30%
The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.
Principal Risks
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Asset Allocation Risk. The possibility that the Fund may underperform other funds with similar investment objectives due to the Fund’s allocation of assets to underlying funds investing in asset classes or market sectors that perform poorly relative to other asset categories.
Underlying Fund Investment Risk. The possibility that the underperformance of an underlying fund may contribute to the underperformance of the Fund. The Fund’s performance and risks will be directly related to the performance and risks of the underlying funds in which it invests. In addition, the Fund indirectly pays a pro rata portion of the expenses incurred by the underlying funds, which also may lower the Fund’s performance.
Derivatives Risk. The possibility that an underlying fund’s use of derivatives, such as futures, options and swap agreements, may lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the Adviser or Sub‑Adviser of the underlying fund believes it would be appropriate to do so, difficult to value if the instrument becomes illiquid, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Fixed Income Securities Risk. The possibility that the market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased, and sometimes unpredictable, volatility and reduced liquidity. During those periods, an underlying fund may experience increased levels of shareholder redemptions, and may have to sell securities at inopportune times, and at unfavorable prices. Fixed income securities also may be difficult to value during such periods. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have a material adverse effect on prices for fixed income securities and on the management of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates. The Fund, through its investments in underlying funds with exposure to fixed income securities, is also subject to the following risks:
Credit Risk. The possibility that an issuer of a debt security, or the counterparty to a derivatives contract, held by an underlying fund defaults on its payment obligations.
Income Risk. The possibility that an underlying fund’s yield (the rate of dividends the underlying fund pays) may decline in the event of declining interest rates.
Interest Rate Risk. The possibility that the prices of an underlying fund’s fixed income investments will decline due to rising interest rates.
Prepayment and Extension Risk. The possibility that the principal on a fixed income security may be paid off earlier or later than expected causing the underlying fund to invest in fixed income securities with lower interest rates, which may adversely affect the underlying fund’s performance.
Foreign Investment Risk. The possibility that an underlying fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
“Growth” and “Value” Investing Risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market favors other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The values of growth securities tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. A value stock may not increase in price as anticipated by the Adviser or Sub‑Adviser if other investors fail to recognize the company’s value and bid up the price or the factors that the Adviser or Sub‑Adviser believes will increase the price of the security do not occur or do not have the anticipated effect.
Large‑Cap Securities Risk. The possibility that an underlying fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Small- and Mid‑Cap Securities Risk. The possibility that an underlying fund’s investments in small- and mid‑cap securities may be subject to greater risk and higher volatility than are customarily associated with investing in larger more established companies. Securities issued by small- and mid‑sized companies, which can include start‑up companies, tend to be more vulnerable than larger and more established companies to adverse business and economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities also may be more volatile than the securities of larger companies, and an underlying fund’s portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Redemption Risk. The possibility that large redemptions may cause the Fund to sell its securities at inopportune times resulting in a loss to the Fund.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index and one additional index, the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate Bond Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the underlying funds. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

30%
20%
10%
0
-10%
-20%
-1.14%
7.52%
17.58%
-7.83%
21.75%
9.43%
15.33%
-14.47%
14.45%
11.05%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
15.24%	-20.26%
6/30/2020	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Moderately Aggressive Allocation Fund	11.05%	6.53%	6.76%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%
Investment Adviser
Penn Mutual Asset Management, LLC
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Hong Mu, CFA, FSA, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since July 2023.
Scott Ellis, CFA, Head of Fixed Income, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since January 2025.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: MODERATE ALLOCATION FUND

Investment Objective	The investment objective of the Moderate Allocation Fund (the “Fund”) is to seek to achieve long-term capital growth and current income consistent with its asset allocation strategy.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.12%
Distribution (12b‑1) Fees	None
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses*	1.05%

*
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategy
The Fund seeks to achieve its investment objective by using a “fund‑of‑funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies.

The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is allocated among stock, bond and cash investments with a majority of its assets allocated to stocks, and is designed to offer investors an investment option that is less aggressive than the Penn Series Aggressive Allocation and Moderately Aggressive Allocation Funds, but more aggressive than the Penn Series Moderately Conservative Allocation and Conservative Allocation Funds.
In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series Funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.
The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	50% - 70%
Fixed Income and Money Market Funds	30% - 50%
The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.
Principal Risks
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Asset Allocation Risk. The possibility that the Fund may underperform other funds with similar investment objectives due to the Fund’s allocation of assets to underlying funds investing in asset classes or market sectors that perform poorly relative to other asset categories.
Underlying Fund Investment Risk. The possibility that the underperformance of an underlying fund may contribute to the underperformance of the Fund. The Fund’s performance and risks will be directly related to the performance and risks of the underlying funds in which it invests. In addition, the Fund indirectly pays a pro rata portion of the expenses incurred by the underlying funds, which also may lower the Fund’s performance.
Derivatives Risk. The possibility that an underlying fund’s use of derivatives, such as futures, options and swap agreements, may lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the Adviser or Sub‑Adviser of the underlying fund believes it would be appropriate to do so, difficult to value if the instrument becomes illiquid, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Fixed Income Securities Risk. The possibility that the market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased, and sometimes unpredictable, volatility and reduced liquidity. During those periods, an underlying fund may experience increased levels of shareholder redemptions, and may have to sell securities at inopportune times, and at unfavorable prices. Fixed income securities also may be difficult to value during such periods. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have a material adverse effect on prices for fixed income securities and on the management of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates. The Fund, through its investments in underlying funds with exposure to fixed income securities, is also subject to the following risks:
Credit Risk. The possibility that an issuer of a debt security, or the counterparty to a derivatives contract, held by an underlying fund defaults on its payment obligations.
Income Risk. The possibility that an underlying fund’s yield (the rate of dividends the underlying fund pays) may decline in the event of declining interest rates.
Interest Rate Risk. The possibility that the prices of an underlying fund’s fixed income investments will decline due to rising interest rates.
Prepayment and Extension Risk. The possibility that the principal on a fixed income security may be paid off earlier or later than expected causing the underlying fund to invest in fixed income securities with lower interest rates, which may adversely affect the underlying fund’s performance.
Foreign Investment Risk. The possibility that an underlying fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
“Growth” and “Value” Investing Risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market favors other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The values of growth securities tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. A value stock may not increase in price as anticipated by the Adviser or Sub‑Adviser if other investors fail to recognize the company’s value and bid up the price or the factors that the Adviser or Sub‑Adviser believes will increase the price of the security do not occur or do not have the anticipated effect.
Large‑Cap Securities Risk. The possibility that an underlying fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Small- and Mid‑Cap Securities Risk. The possibility that an underlying fund’s investments in small- and mid‑cap securities may be subject to greater risk and higher volatility than are customarily associated with investing in larger more established companies. Securities issued by small- and mid‑sized companies, which can include start‑up companies, tend to be more vulnerable than larger and more established companies to adverse business and economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities also may be more volatile than the securities of larger companies, and an underlying fund’s portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Redemption Risk. The possibility that large redemptions may cause the Fund to sell its securities at inopportune times resulting in a loss to the Fund.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index and one additional index, the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate Bond Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the underlying funds. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

20%
15%
10%
5%
0
-5%
-10%
-15%
-0.55%
6.96%
14.00%
-5.88%
18.63%
9.77%
11.32%
-13.81%
12.77%
9.13%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
12.76%	-15.40%
6/30/2020	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Moderate Allocation Fund	9.13%	5.33%	5.78%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%
Investment Adviser
Penn Mutual Asset Management, LLC
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Hong Mu, CFA, FSA, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since July 2023.
Scott Ellis, CFA, Head of Fixed Income, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since January 2025.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: MODERATELY CONSERVATIVE ALLOCATION FUND

Investment Objective	The investment objective of the Moderately Conservative Allocation Fund (the “Fund”) is to seek to achieve long-term capital growth and current income consistent with its asset allocation strategy.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.12%
Distribution (12b‑1) Fees	None
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.73%
Total Annual Fund Operating Expenses*	1.05%

*
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategy
The Fund seeks to achieve its investment objective by using a “fund‑of‑funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the

“underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies.
The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is more heavily allocated to bonds and cash investments, and reflects a moderately conservative approach.
In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series Funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.
The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	30% - 50%
Fixed Income and Money Market Funds	50% - 70%
The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.
Principal Risks
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Asset Allocation Risk. The possibility that the Fund may underperform other funds with similar investment objectives due to the Fund’s allocation of assets to underlying funds investing in asset classes or market sectors that perform poorly relative to other asset categories.
Underlying Fund Investment Risk. The possibility that the underperformance of an underlying fund may contribute to the underperformance of the Fund. The Fund’s performance and risks will be directly related to the performance and risks of the underlying funds in which it invests. In addition, the Fund indirectly pays a pro rata portion of the expenses incurred by the underlying funds, which also may lower the Fund’s performance.
Derivatives Risk. The possibility that an underlying fund’s use of derivatives, such as futures, options and swap agreements, may lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the Adviser or Sub‑Adviser of the underlying fund believes it would be appropriate to do so, difficult to value if the instrument becomes illiquid, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Fixed Income Securities Risk. The possibility that the market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased, and sometimes unpredictable, volatility and reduced liquidity. During those periods, an underlying fund may experience increased levels of shareholder redemptions, and may have to sell securities at inopportune times, and at unfavorable prices. Fixed income securities also may be difficult to value during such periods. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have a material adverse effect on prices for fixed income securities and on the management of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates. The Fund, through its investments in underlying funds with exposure to fixed income securities, is also subject to the following risks:
Credit Risk. The possibility that an issuer of a debt security, or the counterparty to a derivatives contract, held by an underlying fund defaults on its payment obligations.
Income Risk. The possibility that an underlying fund’s yield (the rate of dividends the underlying fund pays) may decline in the event of declining interest rates.
Interest Rate Risk. The possibility that the prices of an underlying fund’s fixed income investments will decline due to rising interest rates.
Prepayment and Extension Risk. The possibility that the principal on a fixed income security may be paid off earlier or later than expected causing an underlying fund to invest in fixed income securities with lower interest rates, which may adversely affect the underlying fund’s performance.
Foreign Investment Risk. The possibility that an underlying fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
“Growth” and “Value” Investing Risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market favors other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The values of growth securities tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. A value stock may not increase in price as anticipated by the Adviser or Sub‑Adviser if other investors fail to recognize the company’s value and bid up the price or the factors that the Adviser or Sub‑Adviser believes will increase the price of the security do not occur or do not have the anticipated effect.
Large‑Cap Securities Risk. The possibility that an underlying fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Redemption Risk. The possibility that large redemptions may cause the Fund to sell its securities at inopportune times resulting in a loss to the Fund.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index and one additional index, the Russell 3000® Index. The Russell 3000® Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the underlying funds. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

20%
15%
10%
5%
0
-5%
-10%
-15%
-0.22%
6.03%
9.99%
-3.47%
14.83%
8.02%
8.58%
-11.25%
10.71%
7.35%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
9.34%	-10.47%
6/30/2020	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Moderately Conservative Allocation Fund	7.35%	4.35%	4.78%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
Investment Adviser
Penn Mutual Asset Management, LLC
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Hong Mu, CFA, FSA, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since July 2023.
Scott Ellis, CFA, Head of Fixed Income, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since January 2025.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

FUND SUMMARY: CONSERVATIVE ALLOCATION FUND

Investment Objective	The investment objective of the Conservative Allocation Fund (the “Fund”) is to seek to achieve long-term capital growth and current income consistent with its asset allocation strategy.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.12%
Distribution (12b‑1) Fees	None
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.69%
Total Annual Fund Operating Expenses*	1.04%

*
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$106	$331	$574	$1,271
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategy
The Fund seeks to achieve its investment objective by using a “fund‑of‑funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies.
The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is more heavily allocated to bonds and cash investments, and reflects a conservative approach.
In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series Funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.
The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	20% - 40%
Fixed Income and Money Market Funds	60% - 80%
The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.
Principal Risks
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Asset Allocation Risk. The possibility that the Fund may underperform other funds with similar investment objectives due to the Fund’s allocation of assets to underlying funds investing in asset classes or market sectors that perform poorly relative to other asset categories.
Underlying Fund Investment Risk. The possibility that the underperformance of an underlying fund may contribute to the underperformance of the Fund. The Fund’s performance and risks will be directly related to the performance and risks of the underlying funds in which it invests. In addition, the Fund indirectly pays a pro rata portion of the expenses incurred by the underlying funds, which also may lower the Fund’s performance.
Derivatives Risk. The possibility that an underlying fund’s use of derivatives, such as futures, options and swap agreements, may lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the Adviser or Sub‑Adviser of the underlying fund believes it would be appropriate to do so, difficult to value if the instrument becomes illiquid, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Fixed Income Securities Risk. The possibility that the market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased, and sometimes unpredictable, volatility and reduced liquidity. During those periods, an underlying fund may experience increased levels of shareholder redemptions, and may have to sell securities at inopportune times, and at unfavorable prices. Fixed income securities also may be difficult to value during such periods. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have a material adverse effect on prices for fixed income securities and on the management of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates. The Fund, through its investments in underlying funds with exposure to fixed income securities, is also subject to the following risks:
Credit Risk. The possibility that an issuer of a debt security, or the counterparty to a derivatives contract, held by an underlying fund defaults on its payment obligations.
Income Risk. The possibility that an underlying fund’s yield (the rate of dividends the underlying fund pays) may decline in the event of declining interest rates.
Interest Rate Risk. The possibility that the prices of an underlying fund’s fixed income investments will decline due to rising interest rates.
Prepayment and Extension Risk. The possibility that the principal on a fixed income security may be paid off earlier or later than expected causing the underlying fund to invest in fixed income securities with lower interest rates, which may adversely affect the underlying fund’s performance.
Foreign Investment Risk. The possibility that an underlying fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
“Growth” and “Value” Investing Risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market favors other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The values of growth securities tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. A value stock may not increase in price as anticipated by the Adviser or Sub‑Adviser if other investors fail to recognize the company’s value and bid up the price or the factors that the Adviser or Sub‑Adviser believes will increase the price of the security do not occur or do not have the anticipated effect.
Large‑Cap Securities Risk. The possibility that an underlying fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Redemption Risk. The possibility that large redemptions may cause the Fund to sell its securities at inopportune times resulting in a loss to the Fund.
Performance Information
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index and one additional index, the Russell 3000® Index. The Russell 3000® Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the underlying funds. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

15%
10%
5%
0
-5%
-10%
0.08%
4.71%
6.38%
-1.34%
10.87%
7.03%
4.52%
-9.86%
9.02%
5.75%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Best Quarter	Worst Quarter
6.69%	-5.76%
6/30/2020	6/30/2022

Average Annual Total Return (for Periods Ended December 31, 2024)

	1 Year	5 Years	10 Years
Conservative Allocation Fund	5.75%	3.06%	3.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
Investment Adviser
Penn Mutual Asset Management, LLC
Portfolio Managers
The individual members of the team jointly and primarily responsible for the day‑to‑day management of the Fund’s portfolio are described below.
Hong Mu, CFA, FSA, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since July 2023.
Scott Ellis, CFA, Head of Fixed Income, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since January 2025.
Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries
For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 159 of this Prospectus.

ADDITIONAL FUND SUMMARY INFORMATION
Purchase and Sale of Fund shares
The Funds offer their shares only to The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, The Penn Insurance and Annuity Company (“PIA”), for separate accounts (“Separate Accounts”) they establish to fund variable contracts. Penn Mutual or PIA purchases or redeems shares of the Funds based on, among other things, the amount of net premium payments allocated to the investment option selected by the policy holder or contract owner (collectively, the “contract owner”). The variable contract prospectus describes how contract owners may allocate, transfer within and withdraw amounts from their variable contracts.
Tax Information
The Funds expect all net investment income and net realized capital gains of the Funds to be distributed to the Penn Mutual and PIA Separate Accounts (or deemed distributed as a consent dividend) at least annually. Distributions will be reinvested in the distributing Fund unless Penn Mutual or PIA elects otherwise, which is not anticipated. Net investment income and net realized capital gains that the Funds distribute are not currently taxable to owners of variable contracts when left to accumulate in the variable contracts or under a qualified pension or retirement plan. For information about federal income taxation of contract owners, refer to the specific variable contract prospectus.
Payments to Insurance Companies and Other Financial Intermediaries
The Funds are not sold directly to the general public. The Funds offer their shares only through Penn Mutual and PIA Separate Accounts to fund variable contracts. The Funds and their related companies may make payments to Penn Mutual and PIA (or their affiliates) or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing Penn Mutual and PIA or other financial intermediary or your sales person to recommend a variable contract that offers the Funds over another investment. Ask your salesperson or your financial intermediary for more information. The prospectus for your variable contract may also contain additional information about these payments.

PENN SERIES FUNDS, INC.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS
Penn Series Funds, Inc. (the “Company”) is a registered investment company that offers diverse investment options available only through variable contracts of Penn Mutual and PIA. Shares of the Penn Series Funds are held by Penn Mutual and PIA in Separate Accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The Company offers 29 different portfolios advised by PMAM and, in the case of certain Funds, sub‑advised by AllianceBernstein L.P., American Century Investment Management, Inc., Cohen & Steers Capital Management, Inc., Delaware Investments Fund Advisers, Eaton Vance Management, Goldman Sachs Asset Management, L.P., Janus Henderson Investors US LLC, Massachusetts Financial Services Company, SSGA Funds Management, Inc., T. Rowe Price Associates, Inc., T. Rowe Price Investment Management, Inc., and Vontobel Asset Management, Inc.
More Information About the Funds’ Investment Objectives
Each Fund’s investment objective is a non‑fundamental policy of the Fund and may be changed by the Company’s Board of Directors without the approval of shareholders.
There is no guarantee that a Fund will be able to achieve its investment objective, and it is possible to lose money by investing in a Fund.
More Information About the Funds’ Principal Investment Strategies
A Fund’s investment policy to invest at least 80% of its net assets in a particular type of investment or security is a non‑fundamental policy of the Fund that can be changed by the Fund upon 60 days’ prior notice to shareholders. For purposes of determining compliance with a Fund’s 80% investment policy, a Fund typically values a derivative position by reference to its market value.
The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are summarized in each Fund’s “Fund Summary” section and are described in more detail in this section.
The following sections provide additional information regarding certain of the Funds’ principal investment strategies.
Temporary Investing. Each Fund, except for the Index 500 Fund, Small Cap Index Fund and Developed International Index Fund, may invest without limit in money market instruments and other short-term fixed income securities in an effort to protect the value of the Fund when a Fund’s Adviser or Sub‑Adviser believes that changes in economic, financial or political conditions warrant. When a Fund engages in temporary defensive investing, it may not achieve its investment objective. A Fund may be invested in this manner for extended periods, depending on the Adviser’s or Sub‑Adviser’s assessment of market conditions, which could result in lower returns and loss of market opportunity.
High Yield Bond Fund. The Fund may, from time to time, purchase bonds that are in default, rated Ca by Moody’s or D by S&P, if, in the opinion of the Adviser, there is potential for capital appreciation. Such bonds are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. In addition, the Fund may invest its portfolio in medium quality investment grade securities (rated Baa by Moody’s or BBB by S&P) which provide greater liquidity than lower quality securities. Investments in the Fund’s portfolio also may include: corporate debt securities; U.S. Government obligations; U.S. Government agency securities; bank obligations; savings and loan obligations; commercial paper; securities of certain supranational organizations; repurchase agreements involving these securities; private placements (restricted securities);

PENN SERIES FUNDS, INC.

foreign securities; convertible securities; preferred stocks; loan participation and assignments; trade claims; deferrable subordinate securities; and zero coupon and pay‑in‑kind bonds. With the exception of the Fund’s investment in preferred and common stock, there is no limit on the Fund’s investment in these securities. The Fund may invest up to 20% of its total assets in equity securities (including up to 10% of net assets in warrants to purchase common stocks) that are considered by the Adviser to be consistent with the Fund’s current income and capital appreciation investment objectives. The Fund also may invest up to 10% of its total assets in hybrid instruments.
Because investment in lower and medium quality fixed income securities involves greater investment risk, including the possibility of default or bankruptcy, achievement of the Fund’s investment objectives will be more dependent on the Adviser’s credit analysis than would be the case if the Fund were investing in higher quality fixed income securities. Although the ratings of Moody’s or S&P are used as preliminary indicators of investment quality, a credit rating assigned by such a commercial rating service will not measure the market risk of lower quality bonds and may not be a timely reflection of the condition and economic viability of an individual issuer.
The Adviser places primary significance on its own in‑depth credit analysis and security research. The Fund’s Adviser maintains a proprietary credit rating system based upon comparative credit analyses of issuers within the same industry and individual credit analysis of each company. These analyses take into consideration such factors as a corporation’s present and potential liquidity, profitability, internal capability to generate funds, and adequacy of capital. Although some issuers do not seek to have their securities rated by Moody’s or S&P, such unrated securities will also be purchased by the Fund only after being subjected to analysis by the Adviser. Unrated securities are not necessarily of lower quality than rated securities, but the market for rated securities is usually broader.
Maturity. The maturity of debt securities may be considered long- (10 plus years), intermediate- (1 to 10 years), or short-term (12 months or less). The proportion invested by the Fund in each category can be expected to vary depending upon the evaluation of market patterns and trends by the Adviser. Normally, the Fund’s dollar weighted average maturity is expected to be in the 4 to 8 year range.
Yield and Price. Lower to medium quality, long-term fixed income securities typically yield more than higher quality, long-term fixed income securities. Thus, the Fund’s yield normally can be expected to be higher than that of a fund investing in higher quality debt securities. The yields and prices of lower quality fixed income securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed income markets, changes in perception of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality securities, which may result in greater price and yield volatility. For a given period of time, the Fund may have a high yield but a negative total return.
Flexibly Managed Fund. In addition to investing in common stocks, the Fund may invest in the securities listed below.

•	Equity-related securities, such as convertible securities (e.g., bonds or preferred stock convertible into or exchangeable for common stock), preferred stock, warrants, futures, and options.

•
Corporate debt securities within the four highest credit categories assigned by nationally recognized statistical rating organizations, which include both high and medium-quality investment grade bonds. The Fund may invest up to 30% of its total assets in non‑investment grade corporate bonds (also known as “junk bonds”) and other debt instruments that are rated non‑investment grade. If a security is split rated (i.e., rated investment grade by at least one rating agency and non‑investment grade by another rating agency), the higher rating will be used for purposes of this requirement. The Fund’s investment in all corporate debt securities will be limited to 35% of net assets. The Fund’s convertible bond holdings will not be subject to these debt limits, but rather, will be treated as equity-related

PENN SERIES FUNDS, INC.

securities. There is no limit on the Fund’s investments in convertible securities. Medium-quality investment grade bonds are regarded as having an adequate capacity to pay principal and interest although adverse economic conditions or changing circumstances are more likely to lead to a weakening of such capacity than that for higher grade bonds.

•
Short-term reserves (i.e., money market instruments), which may be used to reduce downside volatility during uncertain or declining equity market conditions. The Fund’s reserves will be invested in shares of an internally managed fund of the Sub‑Adviser or the following high-grade money market instruments: U.S. Government obligations, certificates of deposit, bankers’ acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

International Equity Fund. The Fund may not always purchase securities in the principal market in which such securities are traded. For example, ADRs and European Depositary Receipts (“EDRs”) may be purchased if trading conditions make them more attractive than the underlying security. For purposes of determining the country of origin, ADRs and EDRs will not be deemed to be domestic securities.
The Fund may also acquire fixed income investments where these fixed income securities are convertible into equity securities (and which may therefore reflect appreciation in the underlying equity security), and where anticipated interest rate movements, or factors affecting the degree of risk inherent in a fixed income security, are expected to change significantly so as to produce appreciation in the security consistent with the objective of the Fund. Fixed income securities in which the Fund may invest will be rated at the time of purchase Baa or higher by Moody’s Investor Service, Inc., or BBB or higher by Standard and Poor’s Ratings Group or, if they are foreign securities which are not subject to standard credit ratings, the fixed income securities will be “investment grade” issues (in the judgment of the Sub‑Adviser) based on available information.
SMID Cap Growth and Small Cap Value Funds. The Sub‑Adviser employs a fundamental investment process that considers a wide range of factors, and no one factor or consideration is determinative.
The Sub‑Adviser may decide to sell a position for various reasons, including valuation and price considerations, readjustment of the Sub‑Adviser’s outlook based on subsequent events, the Sub‑Adviser’s ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purposes.
Real Estate Securities Fund. The Sub‑Adviser adheres to a bottom‑up, relative value investment process when selecting publicly traded real estate securities. To guide the portfolio construction process, the Sub‑Adviser utilizes a proprietary valuation model that quantifies relative valuation of real estate securities based on price‑to‑net asset value (“NAV”), cash flow multiple/growth ratios and a Dividend Discount Model (“DDM”). Analysts incorporate both quantitative and qualitative analysis in their NAV, cash flow, growth and DDM estimates. The company research process includes an evaluation of the commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength, and corporate structure. Judgments with respect to risk control, geographic and property sector diversification, liquidity and other factors are considered along with the models’ output and drive the portfolio managers’ investment decisions.
Penn Series LifeStyle Funds. The Penn Series LifeStyle Funds consist of the following five funds: Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund and Conservative Allocation Fund (each, a “LifeStyle Fund” and collectively, the “LifeStyle Funds”).
The LifeStyle Funds seek to achieve their respective investment objectives by using a “fund‑of‑funds” strategy. Accordingly, the LifeStyle Funds invest in a combination of other Penn Series Funds (each, an “underlying fund” and collectively, the “underlying funds”) in accordance with their target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other

PENN SERIES FUNDS, INC.

securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies. The LifeStyle Funds intend to invest primarily in a combination of underlying funds; however, the LifeStyle Funds may invest directly in equity and fixed income securities and cash equivalents, including money market securities.
Each LifeStyle Fund is invested in accordance with a distinct target portfolio allocation designed to accommodate different investment goals and risk tolerances. Through its investments in the underlying funds, each LifeStyle Fund’s target allocation is intended to allocate the LifeStyle Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolios of the Aggressive Allocation Fund and Moderately Aggressive Allocation Fund are more heavily allocated to stocks, and reflect a more aggressive approach. The portfolios of the Moderately Conservative Allocation Fund and Conservative Allocation Fund are more heavily allocated to bonds and cash investments, and reflect a more conservative approach. The portfolio of the Moderate Allocation Fund is allocated among stock, bond and cash investments with a majority of its assets allocated to stocks, and is designed to offer investors an investment option that is less aggressive than the Aggressive Allocation Fund and Moderately Aggressive Allocation Fund, but more aggressive than the Moderately Conservative Allocation Fund and Conservative Allocation Fund. The Aggressive Allocation Fund is designed as the most aggressive of the LifeStyle Funds and the Conservative Allocation Fund is designed as the most conservative of the LifeStyle Funds.
In determining the asset allocation of the LifeStyle Funds, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds.
Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series Funds that would, in the Adviser’s opinion, enhance the return potential of the LifeStyle Funds. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on a LifeStyle Fund’s investment objective.
The following chart shows each LifeStyle Fund’s target asset allocation among the various asset classes and which underlying funds may be used within each asset class as of the date of this prospectus. The Adviser may permit modest deviations from the target asset allocations listed below. Market appreciation or depreciation may cause a LifeStyle Fund to be outside of its target asset allocation range. Further, differences in the performance of the underlying funds and the size and frequency of purchase and redemption orders may also affect a LifeStyle Fund’s actual allocations. Accordingly, a LifeStyle Fund’s actual allocations may differ from this illustration.

Target Asset Allocation

Asset Classes and Underlying Funds	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund
Equity Funds	85%‑100%	70%‑100%	50%‑70%	30%‑50%	20%‑40%
Penn Series Flexibly Managed Fund	0%‑30%	0%‑30%	0%‑20%	0%‑20%	0%‑15%
Penn Series Large Growth Stock Fund	0%‑30%	0%‑30%	0%‑20%	0%‑20%	0%‑15%
Penn Series Large Cap Value Fund	0%‑30%	0%‑30%	0%‑20%	0%‑20%	0%‑15%

PENN SERIES FUNDS, INC.

Asset Classes and Underlying Funds	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund
Penn Series Large Cap Growth Fund	0%‑30%	0%‑30%	0%‑20%	0%‑20%	0%‑15%
Penn Series Large Core Growth Fund	0%‑30%	0%‑30%	0%‑20%	0%‑20%	0%‑15%
Penn Series Large Core Value Fund	0%‑30%	0%‑30%	0%‑20%	0%‑20%	0%‑15%
Penn Series Index 500 Fund	0%‑30%	0%‑30%	0%‑20%	0%‑20%	0%‑15%
Penn Series Mid Cap Growth Fund	0%‑30%	0%‑30%	0%‑20%	0%‑20%	0%‑15%
Penn Series Mid Cap Value Fund	0%‑30%	0%‑30%	0%‑20%	0%‑20%	0%‑15%
Penn Series Mid Core Value Fund	0%‑30%	0%‑30%	0%‑20%	0%‑20%	0%‑15%
Penn Series SMID Cap Growth Fund	0%‑30%	0%‑30%	0%‑20%	0%‑20%	0%‑15%
Penn Series SMID Cap Value Fund	0%‑30%	0%‑30%	0%‑20%	0%‑20%	0%‑15%
Penn Series Small Cap Growth Fund	0%‑30%	0%‑30%	0%‑20%	0%‑20%	0%‑15%
Penn Series Small Cap Value Fund	0%‑30%	0%‑30%	0%‑20%	0%‑20%	0%‑15%
Penn Series Small Cap Index Fund	0%‑30%	0%‑30%	0%‑20%	0%‑20%	0%‑15%
Penn Series International Equity Fund	0%‑30%	0%‑30%	0%‑20%	0%‑20%	0%‑15%
Penn Series Developed International Index Fund	0%‑30%	0%‑30%	0%‑20%	0%‑20%	0%‑15%
Penn Series Emerging Markets Equity Fund	0%‑30%	0%‑30%	0%‑20%	0%‑20%	0%‑15%
Penn Series Real Estate Securities Fund	0%‑30%	0%‑30%	0%‑20%	0%‑20%	0%‑15%
Fixed Income and Money Market Funds	0%‑15%	0%‑30%	30%‑50%	50%‑70%	60%‑80%
Penn Series Quality Bond Fund	0%‑15%	0%‑30%	0%‑50%	0%‑70%	0%‑80%
Penn Series Limited Maturity Bond Fund	0%‑15%	0%‑30%	0%‑50%	0%‑70%	0%‑80%
Penn Series High Yield Bond Fund	0%‑15%	0%‑30%	0%‑30%	0%‑30%	0%‑30%
Penn Series Money Market Fund	0%‑15%	0%‑30%	0%‑50%	0%‑70%	0%‑80%

PENN SERIES FUNDS, INC.

The Adviser reserves the right to modify a LifeStyle Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance each LifeStyle Fund’s investments in the underlying funds to bring the LifeStyle Fund back within its target range.
Each LifeStyle Fund’s investment performance is directly related to the investment performance of the underlying funds. Because the underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies, each investor should review the investment strategy of each underlying fund prior to investing in the LifeStyle Funds. A description of the investment strategy of each underlying fund can be found in such underlying fund’s “Fund Summary” section of this Prospectus.
An investment in the LifeStyle Funds may be appropriate for investors who are willing to accept the risks and uncertainties of investing in funds which allocate their assets among various asset classes and market segments in the hope of achieving long-term capital growth and, with respect to each LifeStyle Fund except for the Aggressive Allocation Fund, current income.
The LifeStyle Funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the LifeStyle Funds to underperform other funds with similar investment objectives.
The LifeStyle Funds purchase shares of the underlying funds. When the LifeStyle Funds invest in an underlying fund, in addition to directly bearing the expenses associated with their own operations, they will bear a pro rata portion of the underlying fund’s expenses.
Through their investments in the underlying funds, the LifeStyle Funds will be subject to the risks associated with the underlying funds’ investments. A summary of the principal risks of each underlying fund can be found in such underlying fund’s “Fund Summary” section of this Prospectus. Please see “Principal Investment Risks” section for a more detailed description of these risks.
Each LifeStyle Fund has a different level of risk and the amount of risk is relative to such LifeStyle Fund’s target asset allocation.
Each LifeStyle Fund may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. Each LifeStyle Fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security, and an overview of such risks is provided below.
More Information About the Funds’ Principal Investment Risks
The following section provides additional information regarding the principal risks summarized under “Principal Risks of Investing” in the Fund Summaries, as well as additional risks noted below. The tables below identify the principal risks of investing in each Fund. The Balanced Fund and the LifeStyle Funds invest in underlying funds and are therefore subject to the principal risks of the underlying funds.

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund	Large Core Growth Fund	Large Cap Value Fund
Asset Allocation Risk						X
Bank Loans Risk				X	X
Catalyst Risk
Concentration Risk

PENN SERIES FUNDS, INC.

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund	Large Core Growth Fund	Large Cap Value Fund
Convertible Securities Risk				X	X					X
Corporate Debt Securities Risk		X	X	X		X
Counterparty Risk	X
Credit Risk	X	X	X	X	X	X
Currency Risk								X		X
Cybersecurity Risk					X		X
Depositary Receipts Risk										X
Derivatives Risk		X	X			X				X
Forward Contracts Risk
Futures Contracts Risk		X	X
Options Risk										X
Swap Agreements Risk
Emerging Markets Risk
Equity-Linked Securities Risk
Equity Securities Risk					X	X	X	X	X	X
Fixed Income Securities Risk					X	X
Foreign Exposure Risk									X
Foreign Investment Risk				X	X		X	X		X
Geographic Focus Risk
Canada
China
France
India
Japan
Taiwan
Switzerland
United Kingdom
“Growth” and “Value” Investing Risk
“Growth” Investing Risk							X	X	X
High Yield Bond Risk		X	X	X	X
Income Risk	X					X

PENN SERIES FUNDS, INC.

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund	Large Core Growth Fund	Large Cap Value Fund
Inflation Linked Bond Risk			X
Interest Rate Risk	X	X	X	X	X	X				X
Investment Risk	X
Investments in China Risk
IPOs Risk							X	X
Large‑Cap Securities Risk						X	X	X	X	X
Liquidity Risk	X	X	X	X			X	X	X	X
Management Risk		X	X	X	X		X	X	X	X
Market Risk		X	X	X	X	X	X	X	X	X
Micro‑Cap Securities Risk
Mid‑Cap Securities Risk								X		X
Mortgage- and Asset-Backed Securities Risk		X	X			X
Other Investment Company Risk
Passive Investment Risk						X
Portfolio Turnover Risk		X	X	X						X
Preferred Stock Risk				X						X
Prepayment and Extension Risk		X	X	X		X
Real Estate Securities Risk
Redemption Risk	X					X
REITs Risk										X
Rule 144A Securities Risk										X
Sampling Risk
Sector Risk					X	X	X	X	X	X
Communication Services Sector Risk							X
Consumer Discretionary Sector Risk						X	X		X

PENN SERIES FUNDS, INC.

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund	Large Core Growth Fund	Large Cap Value Fund
Consumer Staples Sector Risk										X
Financials Sector Risk						X		X	X	X
Health Care Sector Risk					X	X	X	X	X	X
Industrials Sector Risk						X				X
Information Technology Sector Risk					X	X	X	X	X	X
Small‑Cap Securities Risk								X		X
Tracking Error Risk						X
Underlying Fund Investment Risk						X
Unseasoned Company Risk
U.S. Government Securities Risk	X	X	X
“Value” Investing Risk					X					X
Warrants Risk										X

	Large Core Value Fund	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
Asset Allocation Risk
Bank Loans Risk
Catalyst Risk				X
Concentration Risk		X								X
Convertible Securities Risk	X
Corporate Debt Securities Risk
Counterparty Risk
Credit Risk									X
Currency Risk	X			X			X		X
Cybersecurity Risk
Depositary Receipts Risk	X					X	X
Derivatives Risk		X				X	X		X	X
Forward Contracts Risk							X		X
Futures Contracts Risk		X				X	X			X

PENN SERIES FUNDS, INC.

	Large Core Value Fund	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
Options Risk						X
Swap Agreements Risk						X	X
Emerging Markets Risk	X					X			X
Equity-Linked Securities Risk
Equity Securities Risk	X	X	X	X	X	X	X	X	X	X
Fixed Income Securities Risk
Foreign Exposure Risk
Foreign Investment Risk	X			X	X	X	X	X	X
Geographic Focus Risk
Canada
China
France
India
Japan
Switzerland
Taiwan
United Kingdom
“Growth” and “Value” Investing Risk
“Growth” Investing Risk			X			X		X
High Yield Bond Risk	X
Income Risk
Inflation Linked Bond Risk
Interest Rate Risk									X
Investment Risk
Investments in China Risk
IPOs Risk				X	X			X
Large‑Cap Securities Risk	X	X
Liquidity Risk	X		X	X	X	X	X	X	X	X
Management Risk	X		X	X	X	X	X	X	X
Market Risk	X	X	X	X	X	X	X	X	X	X
Micro‑Cap Securities Risk						X			X	X
Mid‑Cap Securities Risk			X	X	X	X	X		X
Mortgage- and Asset-Backed Securities Risk
Other Investment Company Risk	X					X

PENN SERIES FUNDS, INC.

	Large Core Value Fund	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
Passive Investment Risk		X								X
Portfolio Turnover Risk	X				X
Preferred Stock Risk
Prepayment and Extension Risk
Real Estate Securities Risk
Redemption Risk
REITs Risk	X					X			X
Rule 144A Securities Risk
Sampling Risk		X								X
Sector Risk	X	X	X	X	X	X	X	X	X	X
Communication Services Sector Risk
Consumer Discretionary Sector Risk		X	X			X	X		X	X
Consumer Staples Sector Risk					X
Financials Sector Risk	X	X		X	X		X	X	X	X
Health Care Sector Risk	X	X	X		X	X		X		X
Industrials Sector Risk	X		X	X	X	X	X	X	X	X
Information Technology Sector Risk		X	X			X	X	X		X
Small‑Cap Securities Risk						X	X	X	X	X
Tracking Error Risk		X								X
Underlying Fund Investment Risk
Unseasoned Company Risk									X
U.S. Government Securities Risk
“Value” Investing Risk	X			X	X		X		X
Warrants Risk

PENN SERIES FUNDS, INC.

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund
Asset Allocation Risk					X	X	X	X	X
Bank Loans Risk
Catalyst Risk
Concentration Risk	X			X	X	X	X
Convertible Securities Risk		X
Corporate Debt Securities Risk						X	X	X	X
Counterparty Risk
Credit Risk					X	X	X	X	X
Currency Risk	X	X	X	X	X			X
Cybersecurity Risk
Depositary Receipts Risk	X
Derivatives Risk	X	X				X	X	X	X
Forward Contracts Risk	X	X
Futures Contracts Risk	X					X	X	X	X
Options Risk
Swap Agreements Risk
Emerging Markets Risk		X	X		X
Equity-Linked Securities Risk			X
Equity Securities Risk	X	X	X	X	X	X	X	X	X
Fixed Income Securities Risk					X	X	X	X	X
Foreign Exposure Risk
Foreign Investment Risk	X	X	X	X	X	X	X	X	X
Geographic Focus Risk	X	X	X
Canada		X
China			X
France	X
India			X
Japan	X
Switzerland	X
Taiwan			X
United Kingdom	X	X
“Growth” and “Value” Investing Risk					X	X	X	X	X
“Growth” Investing Risk
High Yield Bond Risk								X	X
Income Risk					X	X	X	X	X

PENN SERIES FUNDS, INC.

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund
Inflation Linked Bond Risk
Interest Rate Risk					X	X	X	X	X
Investment Risk
Investments in China Risk			X
IPOs Risk
Large‑Cap Securities Risk	X		X		X	X	X	X	X
Liquidity Risk		X	X	X	X
Management Risk		X	X	X
Market Risk	X	X	X	X	X	X	X	X	X
Micro‑Cap Securities Risk
Mid‑Cap Securities Risk	X			X	X	X	X
Mortgage- and Asset-Backed Securities Risk						X	X	X	X
Other Investment Company Risk
Passive Investment Risk	X				X	X	X
Portfolio Turnover Risk				X
Preferred Stock Risk		X
Prepayment and Extension Risk					X	X	X	X	X
Real Estate Securities Risk				X
Redemption Risk					X	X	X	X	X
REITs Risk				X
Rule 144A Securities Risk
Sampling Risk	X
Sector Risk	X	X	X		X	X	X	X
Communication Services Sector Risk
Consumer Discretionary Sector Risk	X	X	X		X	X	X	X
Consumer Staples Sector Risk			X
Financials Sector Risk	X	X	X		X	X	X	X
Health Care Sector Risk	X	X			X	X	X	X
Industrials Sector Risk	X	X	X		X	X	X	X

PENN SERIES FUNDS, INC.

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund
Information Technology Sector Risk		X	X		X	X	X	X
Small‑Cap Securities Risk				X	X	X	X
Tracking Error Risk	X				X	X	X
Underlying Fund Investment Risk					X	X	X	X	X
Unseasoned Company Risk
U.S. Government Securities Risk
“Value” Investing Risk
Warrants Risk		X
Asset Allocation Risk. The possibility that a Fund may underperform other funds with similar investment objectives due to the Fund’s allocation of assets to underlying funds investing in asset classes or market sectors that perform poorly relative to other asset categories. The particular asset allocation of the Balanced Fund and each LifeStyle Fund can have a significant effect on performance. Each of these Funds manages its allocation with long-term performance in mind, and does not seek any particular type of performance in the short term. Because the risks and returns of different asset classes can vary widely over any given time period, each of these Fund’s performance could suffer if a particular asset class does not perform as expected.
Bank Loans Risk. The possibility that, to the extent a Fund invests in bank loans, it is exposed to additional risks beyond those associated with traditional debt securities. Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non‑U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set‑off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the participation. Other risks associated with investing in bank loans include liquidity risk, prepayment risk, extension risk, the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. In addition, liquidity risk may be more pronounced for a portfolio investing in loans because certain loans may have a more limited secondary market. These loans may be difficult to value, which may result in a loss. In addition, bank loans generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions that may delay the Fund’s ability to make timely redemptions. When the Funds purchase assignments from lenders, the Funds will acquire direct rights against the borrower on the loan. The Funds may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Funds’ ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Bank loans may not be considered securities and, therefore, the Fund may not have the protections of the federal securities laws with respect to its holdings of such loans. Some of the loans in which a Fund may invest or obtain exposure to may be “covenant-lite” loans. Covenant-lite loans may contain fewer or no maintenance covenants compared to other loans and may not include terms which allow the lender to monitor the

PENN SERIES FUNDS, INC.

performance of the borrower and declare a default if certain criteria are breached. A Fund may experience delays in enforcing its rights on its holdings of covenant-lite loans.
Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, possibly due to the actions of other market participants, or may happen in modified or conditional form, or the market may react to the catalyst differently than expected. Furthermore, a catalyst, such as a pending restructuring or spin‑off, may be renegotiated or terminated or involve a longer time frame than originally contemplated. In addition, certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks, and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience. In circumstances where the anticipated catalyst does not occur or the position is no longer an attractive investment opportunity, a Fund may incur losses by liquidating that position. If the catalyst later appears unlikely to occur or is delayed, the market prices of the securities may decline sharply.
Concentration Risk. The possibility that, to the extent a Fund invests to a significant extent in a particular industry or group of industries within a particular sector, the Fund may be subject to greater risks than if its investments were broadly diversified across industries and sectors. Such Fund also is subject to loss due to adverse occurrences that may affect that industry or group of industries. As a result, the economic, political and regulatory developments in such industry or group of industries will have a greater impact on the Fund’s net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments.
Convertible Securities Risk. The possibility that the value of a Fund’s investments in convertible securities may be adversely affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price.
Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Convertible securities may also be rated below investment grade (“junk bond”) or are not rated, and are subject to credit risk and prepayment risk.
Corporate Debt Securities Risk. The possibility that the issuer of a debt security held by a Fund is unable to meet its principal and interest payment obligations. The further possibility that corporate debt securities held by a Fund may experience increased price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.
Counterparty Risk. The possibility that a party to a transaction involving a Fund may fail to meet its obligations thereby causing the Fund to lose money or the benefit of the transaction or preventing the Fund from selling or buying other securities to implement its investment strategies. For example, the use of repurchase agreements involves counterparty risk. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker, or dealer, and simultaneously

PENN SERIES FUNDS, INC.

agrees to resell such security to the seller at an agreed-upon price and date (normally, the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. If the seller is unable to pay the agreed-upon repurchase price on the repurchase date or defaults in some other manner, a Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.
Credit Risk. The possibility that an issuer of a debt security, or the counterparty to a derivatives contract, held by an underlying fund defaults on its payment obligations. A Fund could lose money if an issuer of a debt security, or the counterparty to a derivatives contract, held by the Fund defaults on its payment obligations. Discontinuation of these payments could substantially adversely affect the market value of the security. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. High yield or junk bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor their obligations.
Currency Risk. The possibility that the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Currencies in non‑U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United State or abroad. A Sub‑Adviser may, but is not required to, invest in certain instruments, such as forward currency exchange contracts, and may use certain techniques, such as hedging, to manage these risks. However, the Sub‑Adviser cannot guarantee that it will succeed in doing so. A Fund could be exposed to risk if the counterparties are unable to meet the terms of the hedging contracts. In addition, a hedging strategy relies upon the ability of the Sub‑Adviser to accurately predict movements in currency exchange rates. In certain markets, it may not be possible to hedge currency risk.
Cybersecurity Risk. The possibility that a Fund may be subject to operational and information security risks resulting from breaches in cybersecurity. Cybersecurity breaches may involve deliberate attacks and unauthorized access to the digital information systems (for example, through “hacking” or malicious software coding) used by a Fund or its third-party service providers but may also result from outside attacks such as denial‑of‑service attacks, which are efforts to make network services unavailable to intended users. These breaches may, among other things, result in financial losses to a Fund and its shareholders, cause a Fund to lose proprietary information, disrupt business operations, or result in the unauthorized release of confidential information. Further, cybersecurity breaches involving a Fund’s third-party service providers, financial intermediaries, trading counterparties, or issuers in which the Fund invests could subject the Fund to many of the same risks associated with direct breaches.
Depositary Receipts Risk. The possibility that a Fund’s investments in foreign companies through depositary receipts will expose a Fund to the same risks as direct investment in securities of foreign issuers. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market, and the value of securities underlying ADRs and GDRs may change materially at times when U.S. markets are not open for trading. ADRs are dollar-denominated depositary receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Depositary receipts may be sponsored or unsponsored. Holders of unsponsored depositary receipts generally bear all the costs associated with establishing unsponsored depositary

PENN SERIES FUNDS, INC.

receipts. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.
Derivatives Risk. The possibility that a Fund’s use of derivatives, such as futures, options and swap agreements, may lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. The use of leverage can amplify the effects of market volatility on a Fund’s share price and make a Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Certain derivative instruments may be difficult to sell when the Adviser or Sub‑Adviser believes it would be appropriate to do so, difficult to value if the instrument becomes illiquid, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations. The principal risks of the principal types of derivatives used by the Funds are described below:
Forward Contracts Risk. A forward contract involves a negotiated obligation to purchase or sell a specific security at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Risks associated with forwards include: (i) there may be an imperfect correlation between the movement in prices of forward contracts and the securities underlying them; (ii) there may not be a liquid market for forwards; and (iii) forwards may be difficult to accurately value. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.
Futures Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The risks of futures include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra‑day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser or Sub‑Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.
Options Risk. Certain Funds may purchase and write put and call options and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. Risks

PENN SERIES FUNDS, INC.

associated with options transactions include: (i) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; and (ii) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. Investments in options are also subject to leverage risk and liquidity risk, each of which is further described elsewhere in this section.
Swap Agreements Risk. Swap agreements are contracts among a Fund and a counterparty to exchange the return of the pre‑determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in a Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Emerging Markets Risk. The possibility that the stocks of companies located in emerging markets may be more volatile, and less liquid, than the stocks of companies located in the U.S. and developed foreign markets due to political, economic, or regulatory conditions within emerging market countries. In addition, emerging market countries may experience more volatile interest and currency exchange rates, higher levels of inflation and less efficient trading and settlement systems. Investments in securities of issuers in emerging markets may also be exposed to risks related to the greater potential for market manipulation and issuers’ limited reliable access to capital. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation, which could make it more difficult to evaluate an emerging market issuer. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
Equity-Linked Securities Risk. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. A Fund’s investments in equity-linked securities are subject to equity securities risk, as well as market risks associated with the referenced equity security. In addition, to the extent that a Fund invests in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and will be subject to the Fund’s restrictions on investments in foreign securities. A Fund also bears the risk that the counterparty of an equity-linked security may default on its obligations under the security. If the underlying security is determined to be illiquid, the equity-linked security would also be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid investments. Equity-linked instruments have no guaranteed return of principal and may experience a return different from the referenced equity security.
Equity Securities Risk. The possibility that an investment in equity securities may be more volatile than an investment in fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Equity

PENN SERIES FUNDS, INC.

securities may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts and limited partnership interests. A Fund may invest in equity securities that are publicly-traded on securities exchanges or over‑the‑counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. Common stock in which the Funds invest represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.
Fixed Income Securities Risk. The possibility that the market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Fixed income securities markets may, in response to governmental intervention, economic or market developments, or other factors, experience periods of increased, and sometimes unpredictable, volatility and reduced liquidity. During those periods, a Fund may experience increased levels of shareholder redemptions, and may have to sell securities at inopportune times, and at unfavorable prices. Fixed income securities also may be difficult to value during such periods. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a material adverse effect on prices for fixed income securities and on the management of a Fund. The Fund’s investments may be particularly vulnerable to such changes during periods of very low or negative interest rates. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.
Foreign Exposure Risk. A Fund may invest in companies that have indirect exposure to foreign markets through their international operations. The Fund’s exposure to foreign markets is subject to additional risks in comparison to U.S. markets, including currency fluctuations, adverse political (including geopolitical), social and economic developments, changes in foreign regulations, tariffs and trade disputes, and other risks inherent to international business.
Foreign Investment Risk. The possibility that a Fund’s investments in foreign securities, including ADRs and GDRs, may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. Because of its foreign investments, a Fund may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.
Geographic Focus Risk. The possibility that the Fund may be less diversified across countries or geographic regions and the Fund’s performance will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the Fund invests, and may be more volatile than the performance of a more geographically-diversified fund.
Canada. The economy of Canada is heavily dependent on the demand for natural resources and agricultural products. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Canada is also a top producer of gold as well as nickel, aluminum and lead. Accordingly, a change in the supply and

PENN SERIES FUNDS, INC.

demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. The U.S. is Canada’s largest trading partner and foreign investor. As a result, changes to the U.S. economy may also significantly affect the Canadian economy. Political developments, including the implementation of tariffs by the U.S. and the renegotiation of trade agreements could have a material adverse impact on the Canadian economy, which could impact the value of the securities whose value is linked to the Canadian economy. The Canadian economy is also dependent upon external trade with other key trading partners, including China and the European Union.
China. The economy of China, which has been in a state of transition from a planned economy to a more market oriented economy, differs from the economies of most developed countries in many respects, including the level of government involvement, its state of development, its growth rate, control of foreign exchange, and allocation of resources. Although the majority of productive assets in China are still owned by the PRC government at various levels, in recent years, the PRC government has implemented economic reform measures emphasizing utilization of market forces in the development of the economy of China and a high level of management autonomy. The economy of China has experienced significant growth in recent decades, but growth has been uneven both geographically and among various sectors of the economy. Economic growth has also been accompanied by periods of high inflation. The PRC government has implemented various measures from time to time to control inflation and restrain the rate of economic growth.
For several decades, the PRC government has carried out economic reforms to achieve decentralization and utilization of market forces to develop the economy of the PRC. These reforms have resulted in significant economic growth and social progress. However, there can be no assurance that the PRC government will continue to pursue such economic policies or that such policies, if pursued, will be successful. Any adjustment and modification of those economic policies may have an adverse impact on the securities markets in the PRC. Further, the PRC government may from time to time adopt corrective measures to control the growth of the PRC economy which may also have an adverse impact on the capital growth and performance of a Fund.
Political changes, social instability and adverse diplomatic developments in the PRC could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the issuers of the A‑Shares. The laws, regulations, including the investment regulations, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of securities in a Fund’s portfolio.
The Chinese government continues to be an active participant in many economic sectors through ownership positions and regulations. The allocation of resources in China is subject to a high level of government control. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial effect on the Chinese economy and a Fund’s investments.
The Chinese economy is export-driven and highly reliant on trade. The performance of the Chinese economy may differ favorably or unfavorably from the US economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Adverse changes to the economic conditions of its primary trading partners, such as the European Union, the US, Hong Kong, the Association of South East Asian Nations, and Japan, would adversely affect the Chinese economy and a Fund’s investments.
In addition, as much of China’s growth over recent decades has been a result of significant investment in substantial export trade, international trade tensions may arise from time to time which can result in

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trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. The current political climate has intensified concerns about trade tariffs and a potential trade war between China and the US. These consequences may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to a Fund. Events such as these are difficult to predict and may or may not occur in the future.
China has been transitioning to a market economy since the late seventies, and has only recently opened up to foreign investment and permitted private economic activity. Under the economic reforms implemented by the Chinese government, the Chinese economy has experienced tremendous growth, developing into one of the largest and fastest growing economies in the world. There is no assurance, however, that the Chinese government will not revert to the economic policy of central planning that it implemented prior to 1978 or that such growth will be sustained in the future. Moreover, slowdowns in other significant economies of the world may adversely affect economic growth in China. An economic downturn in China would adversely impact a Fund’s investments.
France. The French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. External demand for French exports is expected to be negatively impacted by the United Kingdom’s departure from the EU. Reduction in spending on French products and services, or changes in any of the economies of trading partners may have an adverse impact on the French economy. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products. In addition, France has been a target of terrorism in the past. Acts of terrorism in France or against French interests abroad may cause uncertainty in the French financial markets and adversely affect the performance of the issuers to which a Fund has exposure.
India. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on Funds that invest in India. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy.
Despite recent downturns, the Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financials sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states.
Japan. The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and

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destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. The Japanese economy faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.
The nuclear power plant catastrophe in Japan in March 2011 may have long-term effects on the Japanese economy and its nuclear energy industry. Natural disasters, such as earthquakes, volcanoes, typhoons or tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy and, in turn, a Fund.
Switzerland. Political and economic conditions and changes in regulatory, tax, or economic policy in Switzerland could significantly affect the market in Switzerland and in surrounding or related countries which could have a negative impact on the Fund. International trade is a large component of the Swiss economy and Switzerland depends upon exports to generate economic growth. Switzerland’s economy is heavily dependent on trading relationships with certain key trading partners, including the United States, United Kingdom, China, France and Germany. Future changes in the price or the demand for Swiss products or services by the United States, United Kingdom, China, France and Germany or changes in these countries’ economies, trade regulations, tariffs or currency exchange rates could adversely impact the Swiss economy and the issuers to which a Fund has exposure. Due to the lack of natural resources, Switzerland is dependent upon imports for raw materials. As a result, any drastic price fluctuations in the price of certain raw materials will likely have a significant impact on the Swiss economy. Switzerland’s economy relies heavily on the banking sector, and in recent years, Switzerland has responded to increasing pressure from neighboring countries and trading partners to reform its banking secrecy laws following allegations that certain Swiss banking institutions marketed and sold offshore tax evasion services to U.S. citizens. Future litigation or settlements arising from these accusations may have a negative impact on certain companies to which a Fund has exposure.
Taiwan. Political and economic conditions and changes in regulatory, tax, or economic policy in Taiwan could significantly affect the market in Taiwan and in surrounding or related countries which could have a negative impact on the Fund. Taiwan is particularly exposed to increasing tensions with China and in an extreme case could result in a blockade or invasion by China. Apart from the economic and civilian impact from this scenario it could also result in additional sanctions placed on China and implicitly Taiwan which could impact the Fund’s investments. Taiwan is also significantly exposed to the semi-conductor sector and the respective cycle so a downturn would result in a direct impact on a large percentage of companies including some of a Fund’s investments and secondarily to the economy in general. Taiwan is particularly dependent on the export sector which exposes it to economic cycles and also the risk of trade tensions with key markets such as the US which could result in tariffs or restrictions. Taiwan is in a region exposed to natural disasters including earthquakes and typhoons which could impact operations.
United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries.

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The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth. On January 31, 2020, the United Kingdom formally withdrew from the EU (commonly referred to as “Brexit”) and, following an 11‑month transition period, left the EU single market and customs union under the terms of a new trade agreement on December 31, 2020. The agreement governs the new relationship between the United Kingdom and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Certain aspects of Brexit have had an adverse impact on the region, leading to increased inflation, labor shortages and business closures, among others. There is still considerable uncertainty relating to the potential consequences associated with the exit and whether the United Kingdom’s exit will increase the likelihood of other countries also departing the EU. Any exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of the Fund’s investments.
In the past, the United Kingdom has been a target of terrorism. Acts of terrorism in the United Kingdom or against British interests abroad may cause uncertainty in the British financial markets and adversely affect the performance of the issuers to which a Fund has exposure.
“Growth” and “Value” Investing Risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market favors other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The values of growth securities tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. A value stock may not increase in price as anticipated by the Adviser or Sub‑Adviser if other investors fail to recognize the company’s value and bid up the price or the factors that the Adviser or Sub‑Adviser believes will increase the price of the security do not occur or do not have the anticipated effect.
“Growth” Investing Risk. The possibility that a Fund’s investments in securities of companies perceived to be “growth” companies may underperform when the Fund’s investment style shifts out of favor and may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.
High Yield Bond Risk. The possibility that a Fund’s investment in debt securities rated below investment grade (commonly known as junk bonds) may adversely affect the Fund’s yield. Although these securities generally provide for higher yields than higher rated debt securities, the high degree of risk associated with these investments can result in substantial or total loss to the Fund. Investing in high yield or junk bonds involves risks, including credit risk. The value of high yield, lower quality bonds is affected by the creditworthiness of the companies that issue the securities, general economic and specific industry conditions. High yield securities are considered speculative and are subject to a greater risk of loss, greater sensitivity to interest rate changes, increased price volatility, valuation difficulties, and a potential lack of a

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liquid secondary or public market for the securities. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies which may impair their ability to make interest and principal payments. Therefore, the credit risk of a Fund investing in high yield or junk bonds increases when the U.S. economy slows or enters a recession. The share price of a Fund investing in high yield or junk bonds is expected to be more volatile than the share price of a fund investing in higher quality securities, which react primarily to the general level of interest rates. In addition, the trading market for lower quality bonds may be less active and less liquid, that is, the Adviser or Sub‑Adviser may not be able to sell bonds at desired prices and large purchases or sales of certain high yield bond issues can cause substantial price swings. As a result, the price at which lower quality bonds can be sold may be adversely affected and valuing such lower quality bonds can be a difficult task. Because better-quality junk bonds follow the higher grade bond market to some extent, if a Fund focuses on BB‑rated bonds by S&P and Ba‑rated bonds by Moody’s (i.e., better-quality junk bonds), the Fund may be more vulnerable to interest rate risk as compared to credit risk. However, if a Fund’s focus is on bonds rated B and lower by Moody’s and S&P (i.e., lower-quality junk bonds), the Fund may be more vulnerable to credit risk as compared to interest rate risk.
Income Risk. The possibility that the Fund’s yield (the rate of dividends the Fund pays) may decline in the event of declining interest rates or when the Fund experiences defaults on debt securities it holds. The Fund’s income declines when interest rates fall because, as the Fund’s higher-yielding debt securities mature or are prepaid, the Fund must re‑invest the proceeds in debt securities that have lower, prevailing interest rates. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.
Inflation Linked Bond Risk. The possibility that the value of a Fund’s investments in inflation linked bonds will decline in value in response to a rise in real interest rates. Inflation linked bonds are income-generating instruments whose interest and principal payments are adjusted for inflation, which is a sustained increase in prices that erodes the purchasing power of money. Real interest rates are interest rates that factor in the rate of inflation. A rise in real interest rates may cause the prices of inflation linked bonds to fall, while a decline in real interest rates may cause the prices to increase. There can be no assurance that the value of an inflation linked bond will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the bond’s inflation measure. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. Investing in inflation linked bonds may also reduce a Fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked bonds may decline and result in losses to the Fund.
Interest Rate Risk. The prices of a Fund’s fixed income investments will vary inversely with changes in interest rates. A decrease in interest rates will generally result in an increase in price of the Fund’s fixed income investments. Conversely, during periods of rising interest rates, the price of the Fund’s fixed income investments will generally decline. Longer term fixed income securities tend to experience larger changes in price than shorter term securities because they are more sensitive to interest rate changes. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration.
Investment Risk. You could lose money by investing in the Money Market Fund. An investment in the Money Market Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there is no guarantee that the Money Market Fund will be able to do so and the Fund may experience losses with respect to its investments. Furthermore, there can be no assurance that PMAM, the Fund’s sponsor, or its affiliates will make capital infusions into the Money Market Fund, purchase distressed Fund

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assets, enter into support agreements with the Fund or take other actions intended to maintain the Fund’s $1.00 share price.
Investments in China Risk. Investing in securities of Chinese issuers, whether directly through China A‑Shares or indirectly through, P‑notes, involves certain risks and considerations not typically associated with investing in securities of US issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients), (vii) higher rates of inflation, (viii) greater political, economic and social uncertainty, (ix) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (x) the risk of increased trade tariffs, embargoes and other trade limitations, (xi) restrictions on foreign ownership, (xii) custody- and trading restriction-related risks associated with investing through Stock Connect, (xiii) both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable, and (xiv) different and less stringent financial reporting standards.
Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to a daily quota, which may restrict or preclude the Fund’s ability to invest in A‑Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested in the PRC, which could pose risks to the Fund. In addition, the Fund’s investments in A‑Shares through Stock Connect generally are subject to PRC securities regulations and listing rules, among other restrictions and may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. Finally, while foreign investors currently are exempted from paying capital gains or value-added taxes on income and gains from investments in A‑Shares through Stock Connect, these PRC tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A‑Shares through Stock Connect may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. In addition, each of the Shanghai Stock Exchange and Shenzhen Stock Exchange reserves the right to suspend trading under Stock Connect under certain circumstances. Where such a suspension of trading is effected, a Fund’s ability to access A‑Shares through Stock Connect will be adversely affected. In addition, if one or both of the Chinese and Hong Kong markets are closed on a US trading day, the Fund may not be able to acquire or dispose of A‑Shares through Stock Connect in a timely manner, which could adversely affect the Fund’s performance.
A Fund’s investments in A‑Shares though Stock Connect are held by its custodian in accounts in Central Clearing and Settlement System maintained by the Hong Kong Securities Clearing Company Limited (“HKSCC”), which in turn holds the A‑Shares, as the nominee holder, through an omnibus securities account in its name registered with the China Securities Depository and Clearing Corporation Limited. The precise nature and rights of the Fund as the beneficial owner of the A‑Shares purchased through Stock Connect, as well as the nature and methods of enforcement of such rights, is not well defined under PRC law. In the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong, there is a risk that the Fund’s A‑Shares investments may not be regarded as held for the beneficial ownership of a Fund or as part of the general assets of HKSCC available for general distribution to its creditors.
To the extent the Fund invests in P‑notes, it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the P‑note seeks to replicate. As the

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purchaser of a P‑note, the Fund is relying on the creditworthiness of the counterparty issuing the P-note and does not have the same rights under a P‑note as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the Fund could lose the total value of its investment in the P‑note. In addition, there is no assurance that there will be a trading market for a P‑note or that the trading price of a P‑note will equal the value of the underlying security.
A Fund may also gain investment exposure to certain Chinese companies through VIE structures. Such investments are subject to the investment risks associated with the Chinese-based company. The VIE structure enables foreign investors, such as a Fund, to obtain investment exposure to a Chinese company in situations in which the Chinese government has limited or prohibited non‑Chinese ownership of such company. The VIE structure does not involve direct equity ownership in a China-based company, but rather involves claims to the China-based company’s profits and control of the assets that belong to the China-based company through contractual arrangements. Intervention by the Chinese government with respect to the VIE structure could significantly affect the Chinese operating company’s performance and thus, the value of a Fund’s investment through a VIE structure, as well as the enforceability of the contractual arrangements of the VIE structure. In the event of such an occurrence, a Fund, as a foreign investor, may have little or no legal recourse.
In addition to the risk of government intervention, investments through a VIE structure are subject to the risk that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, or Chinese law changes in a way that adversely affects the enforceability of the arrangements, or the contracts are otherwise not enforceable under Chinese law, in which case a Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available.
IPOs Risk. The possibility that a Fund’s performance may be affected by the purchase of securities issued in initial public offerings (IPOs) that have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired. The prices of securities bought in IPOs may rise and fall rapidly, often because of investor perceptions rather than economic reasons. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to a Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.
Large‑Cap Securities Risk. The possibility that a Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk. The possibility that the market for certain Fund investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. It also may be difficult for the Fund to purchase a desired investment at an advantageous price under such circumstances. Illiquid securities may also be more difficult to value. A Fund’s investments in illiquid securities may reduce the returns of the Fund because, to meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions at a loss. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

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Management Risk. The possibility that the investment decisions, techniques, analyses, tools or models implemented by the Adviser or Sub‑Adviser of an actively managed Fund in seeking to achieve the Fund’s investment objective may not work as expected, may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives. An actively managed Fund is subject to the risk that the Adviser or Sub‑Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.
Market Risk. The possibility that the values of, and/or the income generated by, investments held by a Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those affecting the issuers of such securities, particular industries or sectors, or the market as a whole. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. These adverse developments may affect markets globally or specific geographic regions, countries, industries or sectors, and may disrupt markets to varying degrees over the short-term and for significantly longer periods during prolonged market downturns. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena, as well as widespread disease, including pandemics and epidemics, also have been and may, in the future, be highly disruptive to both national economies and global markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors that may adversely affect the value of a Fund’s investments. Slowing global economic growth, the prospect of resurgent inflation, the rise in protectionist trade policies (including the imposition or threat of tariffs and other trade barriers and retaliatory countermeasures), and changes to some major international trade agreements could affect the economies of many countries in ways that cannot necessarily be foreseen at the present time. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the United States. In addition, the market tends to move in cycles which may cause stock prices to fall over short or extended periods of time. U.S. and foreign securities markets have experienced periods of substantial price volatility in the past and may do so again in the future. As with any investment whose performance is tied to the markets, the value of a Fund’s investments will fluctuate, which means that the Fund could lose money on its investments. In addition, unexpected and significant changes in market conditions could cause a Fund to liquidate certain of its holdings at inopportune times and prices thereby adversely affecting the value of the Fund.
Micro‑Cap Securities Risk. The possibility that the return on a Fund’s investments in micro‑cap companies may be less than the return on investments in stocks of larger companies or the stock market as a whole. Stock prices of micro‑cap companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Micro‑cap companies are followed by relatively few securities analysts, and there tends to be less publicly available information about these companies. A micro‑cap security may trade only in the over‑the‑counter market or on regional securities exchanges and therefore may not be traded every day or in the volume typical of trading on a national securities exchange. Micro‑cap companies are more likely to be newly formed or in the early stages of development, depend on a few key employees, and have relatively limited product lines, markets or financial resources compared to larger capitalization companies.
Mid‑Cap Securities Risk. The possibility that the return on a Fund’s investments in mid‑cap companies may be less than the return on investments in stocks of larger or smaller companies or the stock market as a whole. Mid‑cap companies may be more vulnerable to market volatility and adverse business or economic events than larger, more established companies. The securities of mid‑cap companies are more likely to trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

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Mortgage‑and Asset-Backed Securities Risk. The possibility that a Fund’s investments in mortgage‑and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities may reduce a Fund’s returns.
Asset-Backed Securities Risk. Asset-backed securities are securities backed by non‑mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.
Mortgage-Backed Securities Risk. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund. The privately issued mortgage-backed securities in which a Fund may invest are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.
Other Investment Company Risk. The possibility that investments by a Fund in shares of other investment companies, including business development companies or ETFs, will subject the Fund to the risks associated with those investment companies. For example, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. Fund shareholders will also indirectly bear a proportionate share of any underlying investment company’s fees and expenses in addition to paying the Fund’s expenses. Therefore, it may be more costly to own an investment company than to own the underlying securities directly. In addition, lack of liquidity in an investment company can result in its value being more volatile than the underlying portfolio securities.
Passive Investment Risk. The possibility that a Fund’s return may be lower than the return of an actively managed fund because the Fund holds shares of a security based on the holdings of its benchmark index, not the current or projected performance of a security, industry or sector. Therefore, unless a specific security is removed from the Fund’s Index, or the selling of shares of that security is otherwise required

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upon a rebalancing of the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Index, the Fund may be forced to sell such security at an inopportune time or price. An investment in a passively managed Fund that attempts to track the performance of an index of equity securities involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Index. An Index may not contain the appropriate mix of securities for any particular point in the business cycle of the overall economy, particular economic sectors, or narrow industries within which the commercial activities of the companies comprising the portfolio securities holdings of a Fund are conducted, and the timing of movements from one type of security to another in seeking to replicate the Index could have a negative effect on the Fund’s performance. Unlike with an actively managed fund, the Sub‑Adviser does not use techniques or defensive strategies, under any market conditions, that are designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, a passively managed Fund’s returns could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.
Portfolio Turnover Risk. The possibility that a Fund may frequently buy and sell portfolio securities, which may increase transaction costs, including brokerage commissions and dealer mark ups, to the Fund and cause the Fund’s performance to be less than you expect.
Preferred Stock Risk. The possibility that the value of a Fund’s investments in preferred stock may decline if stock prices fall or interest rates rise. Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but typically are more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. In the event of a liquidation, the rights of a company’s preferred stock to the distribution of company assets are generally subordinate to the rights of a company’s debt securities. Preferred stock may also be subject to prepayment risk.
Prepayment and Extension Risk. The possibility that the principal on a fixed income security may be paid off earlier or later than expected causing a Fund to invest in fixed income securities with lower interest rates, which may adversely affect the Fund’s performance. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds these securities may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.
Real Estate Securities Risk. The possibility that a Fund’s investments in real estate securities, including REITs, may make the Fund more susceptible to the risks associated with direct investments in real estate. Although the Real Estate Securities Fund may not invest directly in real estate, it has a policy of concentrating its investments in securities issued by real estate companies, including REITs. As such, the Real Estate Securities Fund is subject to the risks associated with the direct ownership of real estate, and an investment in the Fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; changes in the availability, cost and terms of mortgage funds; lack of ability to access the credit or capital markets; overbuilding and increased competition; loss of rental income due to vacancies; obsolescence of properties; defaults by borrowers or tenants, particularly during an economic downturn; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean‑up of environmental problems; liability to third parties for damages resulting from

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environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub‑market values and the appeal of properties to tenants; and changes in interest rates. The coronavirus disease (COVID‑19) pandemic has impacted certain real estate sectors by accelerating the trend towards online shopping and remote-working environments, which has reduced the demand for commercial and office space. In addition, global climate change may have a significant adverse effect on property and security values and may exacerbate the risks of natural disasters. Any geographic concentration of a Fund’s real estate-related investments could result in the Fund being subject to the above risks to a greater degree.
Redemption Risk. The possibility that large redemptions may cause a Fund to sell its securities at inopportune times resulting in a loss to the Fund, particularly during periods of declining or illiquid markets. With respect to the Money Market Fund, redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
REITs Risk. The possibility that a Fund’s investments in REITs will subject the Fund to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, changes in interest rates and risks related to general or local economic conditions. REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, U.S. REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), or fail to maintain their exemptions from registration under the 1940 Act. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences to a Fund. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated with protecting its investments. In addition, REITs have their own expenses, and a Fund will bear a proportionate share of those expenses.
Rule 144A Securities Risk. The possibility that the Fund’s investment in Rule 144A Securities will subject the Fund to liquidity risk if there are an insufficient number of qualified institutional buyers interested in purchasing Rule 144A Securities held by the Fund leading to the Fund’s inability to sell its Rule 144A Securities at a time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books. The Fund’s Sub‑Adviser intends to invest in 144A Securities determined to be liquid. However, even if determined to be liquid, the Fund’s holdings of Rule 144A Securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time. Issuers of Rule 144A Securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since it is not filed with the SEC. Further, issuers of Rule 144A Securities can require recipients of the information (such as a Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Sampling Risk. The possibility that an index Fund may not hold all of the securities included in its benchmark index and that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s benchmark index. Representative sampling is a method of indexing that involves investing in a representative sample of securities in an index that collectively have a similar investment profile (risk and return factors and other key characteristics) to the index as a whole. With respect to the Index 500 Fund, Small Cap Index Fund and Developed International Index Fund, each of these Funds may not fully replicate its benchmark index and may hold securities not

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included in its index. As a result, these Funds are subject to the risk that the Sub‑Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because each of these Funds may utilize a sampling approach, each Fund may not track the return of its index as well as it would if the Fund purchased all of the securities in its benchmark index.
Sector Risk. The possibility that a Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, a Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making a Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. At times a Fund may be subject to the sector risks described below.
Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Consumer Discretionary Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Consumer Discretionary Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector (“Consumer Discretionary Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of Consumer Discretionary Companies has historically been closely tied to the performance of the overall economy, and may be widely affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. In addition, Consumer Discretionary Companies may be adversely affected and lose value more quickly in periods of economic downturns. The products offered by Consumer Discretionary Companies may be viewed as luxury items during times of economic downturn.
Consumer Staples Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Consumer Staples Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector (“Consumer Staples Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of Consumer Staples Companies has historically been closely tied to the performance of the overall economy, and may fluctuate widely due to interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. The performance of Consumer Staples Companies are subject to government regulations, such as those affecting the permissibility of using various food additives and production methods, which could affect company profitability. Tobacco and tobacco-related companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

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Financials Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Financials Sector that the Fund purchases will underperform the market as a whole. To the extent the Fund’s investments are exposed to issuers conducting business in the Financials Sector (“Financials Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Financials Companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Events affecting the Financials Sector in the recent past resulted in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain Financials Companies to incur large losses. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies also may be subject to severe price competition.
Health Care Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Health Care Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Health Care Sector (“Health Care Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by Health Care Companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company’s market value and/or share price.
Industrials Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Industrials Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Industrials Sector (“Industrials Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of Industrials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Further, the prices of securities of Industrials Companies, specifically transportation companies, may fluctuate widely due to their cyclical nature, occasional sharp price movements that may result from changes in the economy, fuel prices, labor agreement, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.
Information Technology Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Information Technology Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Information Technology Sector (“Information Technology Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of Information Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

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Small‑Cap Securities Risk. The possibility that the return on a Fund’s investments in small‑cap companies may trail the return on investments in stocks of larger companies or the stock market as a whole. Small‑cap companies, which can include start‑up companies, tend to be more vulnerable to adverse business or economic events than larger, more established companies. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small‑cap companies generally depend on a few key employees and have relatively limited product lines, markets or financial resources compared to larger capitalization companies. In addition, the securities of smaller companies may trade less frequently and in more limited volumes than the securities of larger companies, and a Fund’s portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.
Tracking Error Risk. The possibility that the Sub‑Adviser may not be able to cause the Fund’s performance to correspond to that of the Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, rounding of share prices, changes to the composition of the Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund’s performance to be less than you expect. This risk may be heightened during times of increased market volatility or other unusual market conditions.
Underlying Fund Investment Risk. The possibility that the underperformance of an underlying fund may contribute to the underperformance of a Fund. A Fund’s performance and risks will be directly related to the performance and risks of the underlying funds in which it invests. The Balanced Fund and each LifeStyle Fund purchase shares of underlying funds. When these Funds invest in an underlying fund, in addition to directly bearing the expenses associated with their own operations, they will bear a pro rata portion of the underlying fund’s expenses. The value of your investment in these Funds is based primarily on the prices of the underlying funds that these Funds purchase. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the Balanced Fund or a LifeStyle Fund, investors should assess the risks associated with the underlying funds in which these Funds may invest and the types of investments made by those underlying funds. Each Fund’s exposure to a particular risk will be proportionate to such Fund’s overall asset allocation and underlying fund allocation.
Unseasoned Company Risk. The possibility that a Fund’s investment in relatively new or unseasoned companies that are in their early stages of development may expose the Fund to greater risks than investments in more established companies with more extensive financial histories and greater liquidity. Unseasoned companies do not have proven track records and may lack substantial capital reserves. Unseasoned companies may also be dependent on a smaller number of products or services.
U.S. Government Securities Risk. The possibility that the U.S. government will not provide financial assistance in support of securities issued by certain of its agencies and instrumentalities if it is not obligated to do so because such securities are not issued or guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. A default by a U.S. government agency or instrumentality could cause the Fund’s share price or yield to fall.
“Value” Investing Risk. The possibility that a Fund’s investments in securities believed by the Sub‑Adviser to be undervalued may not realize their perceived value for extended periods of time or may

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never realize their perceived value. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. The securities in which a Fund invests may respond differently to market and other developments than other types of securities, and may underperform growth stocks and/or the market as a whole, particularly if the Fund’s investment style shifts out of favor.
Warrants Risk. The possibility that a Fund’s investments in warrants are subject to greater price volatility than the warrants’ underlying securities. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created equity issues of the issuing company or a related company at a fixed price either on a certain date or during a set period. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. Warrants offer greater potential for profit or loss than an equivalent investment in the underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant generally ceases to have value if it is not exercised prior to its expiration date.
MANAGEMENT
Investment Adviser
Penn Mutual Asset Management, LLC. PMAM is a registered investment adviser and a registered commodity pool operator. PMAM serves as investment adviser to each of the Funds and has served as the investment adviser of each Fund since its inception. PMAM is a wholly-owned subsidiary of Penn Mutual, a life insurance company that has been in the insurance and investment business since the late 1800s. PMAM was organized in June 1989 and its office is located at Eight Tower Bridge, 161 Washington Street, Suite 1111, Conshohocken, Pennsylvania 19428. As of December 31, 2024, PMAM serves as investment adviser for approximately $39.1 billion of investment assets.
PMAM provides day‑to‑day portfolio management services for the Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Balanced and LifeStyle Funds.
Mark Heppenstall, CFA, President and Chief Investment Officer, Portfolio Manager of PMAM, has served as co‑portfolio manager for the Money Market, Limited Maturity Bond and Quality Bond Funds since June 2014, and the High Yield Bond Fund since May 2018. Mr. Heppenstall also served as Managing Director and Portfolio Manager of Penn Mutual from June 2014 to December 2014. Prior to Penn Mutual, Mr. Heppenstall worked for 16 years as Managing Director of Fixed Income at Pennsylvania Public School Employees’ Retirement System.
Scott Ellis, CFA, Portfolio Manager of PMAM, has served as co‑portfolio manager for the High Yield Bond Fund since June 2021, and the Limited Maturity Bond, Quality Bond, Balanced and Lifestyle Funds since January 2025. Mr. Ellis previously served as an investment specialist for PMAM from 2016 to 2020. Prior to his tenure with PMAM, Mr. Ellis worked for eight years as an investment manager and credit analyst for Aberdeen Asset Management.
Greg Zappin, Managing Director, Portfolio Manager of PMAM, has served as co‑portfolio manager for the Limited Maturity Bond and Quality Bond Funds since June 2014, and the High Yield Bond Fund since May 2018. Mr. Zappin also served as Managing Director and Portfolio Manager of Penn Mutual from 2012 to 2014. Prior to Penn Mutual, Mr. Zappin worked for five years as a Senior Research Analyst at Logan Circle Partners.
Hong Mu, CFA, FSA, Portfolio Manager of PMAM, has served as co‑portfolio manager of the Balanced and LifeStyle Funds since July 2023. Mr. Mu previously served as an Investment Specialist for PMAM from

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2017 to 2021. Prior to rejoining PMAM as portfolio manager, Mr. Mu was Vice President, Insurance Solutions for Blackrock.
Jennifer Ripper, Portfolio Manager of PMAM, has served as co‑portfolio manager for the Money Market Fund since August 2024. Ms. Ripper previously served as an investment specialist for PMAM from 2014 to 2024. Prior to joining PMAM as an investment specialist in 2014, Ms. Ripper was a senior analyst for The Kroll Bond Rating Agency. From 2005 to 2013, Jennifer worked at Penn Mutual as director and portfolio manager of structured and municipal securities.
In addition, PMAM provides investment advisory services to the Flexibly Managed, Large Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, Small Cap Value, Small Cap Growth, International Equity, Real Estate Securities, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Emerging Markets Equity, Small Cap Index and Developed International Index Funds through sub‑advisers that are selected to manage the Funds.
Manager of Managers Structure. Shareholders of each Fund have authorized PMAM to serve as “manager of managers” for each of the Funds. In its capacity as “manager of managers,” PMAM, subject to certain conditions and approval by the Company’s Board of Directors, may hire and terminate unaffiliated sub‑advisers without shareholder approval for each of the Funds. Currently, each of the Funds operates pursuant to a manager of managers structure, except for the Money Market, Quality Bond, Limited Maturity Bond, High Yield Bond, Balanced and LifeStyle Funds, which are managed directly on a day‑to‑day basis by PMAM. When operating pursuant to a manager of managers structure, PMAM remains responsible, subject to the oversight of the Board of Directors, for overseeing sub‑advisers and for the performance of the Funds, as it recommends hiring or replacing sub‑advisers to the Board of Directors. Each sub‑adviser makes investment decisions for the Fund it manages.
Sub‑Advisers
AllianceBernstein L.P. AllianceBernstein L.P. (“AllianceBernstein”) is sub‑adviser to the Large Cap Value Fund and SMID Cap Value Fund. As sub‑adviser, AllianceBernstein provides day‑today portfolio management services to the Funds. AllianceBernstein is a Delaware limited partnership, the majority limited partnership interests in which are held, directly and indirectly, by its parent company Equitable Holdings, Inc. (“EQH”), a publicly traded company. AllianceBernstein Corporation, an indirect wholly-owned subsidiary of EQH, is the general partner of both AllianceBernstein and AllianceBernstein Holding L.P., a publicly traded partnership. AllianceBernstein’s principal place of business is located at 501 Commerce Street, Nashville, Tennessee 37203. As of December 31, 2024, AllianceBernstein managed approximately $792 billion in assets.
The Large Cap Value Fund is managed by the Large Cap Investment Team, which is comprised of John H. Fogarty, Christopher Kotowicz and Vinay Thapar. John H. Fogarty, Portfolio Manager of US Equities, has been with AllianceBernstein for 23 years and has served as a portfolio manager of AllianceBernstein’s large‑cap strategy for 10 years. Vinay Thapar, Portfolio Manager of US Equities, has been with AllianceBernstein for 7 years and has worked on the Large Cap Investment Team for the duration of his firm tenure. Christopher Kotowicz, Portfolio Manager of US Equities, has been with AllianceBernstein for 16 years and has served as a portfolio manager of AllianceBernstein’s large‑cap strategy since March 2023, following his position as a research analyst.
The SMID Cap Value Fund is managed by the Small/Mid Cap Value Senior Investment Management Team, which is comprised of James MacGregor and Erik Turenchalk. James MacGregor, Senior Vice President and Chief Investment Officer — US Small and Mid‑Cap Value Equities, has served as a portfolio manager of the Fund since August 2008. He joined AllianceBernstein in 2005. Erik Turenchalk, Senior Vice President of AllianceBernstein and Portfolio Manager — US Small and Mid‑Cap Value Equities, has served

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as a portfolio manager of the Fund since January 2020. He joined AllianceBernstein in 1999. Since prior to 2014, he has served as a Senior Vice President or in a substantially similar capacity.
American Century Investment Management, Inc. American Century Investment Management, Inc. (“American Century”) serves as sub‑adviser to the Mid Core Value Fund and performs day‑to‑day investment management services for the Fund. American Century has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111. As of December 31, 2024, American Century had approximately $261.8 billion assets under management.
American Century uses a team of portfolio managers and analysts to manage the Fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the Fund as they see fit, guided by the Fund’s investment objective and strategy. Each team member is jointly and primarily responsible for the day‑to‑day management of the Fund.
Michael Liss, Vice President and Senior Portfolio Manager, has been a member of the team that manages the Fund since May 2013. He joined American Century in 1998 and became a portfolio manager in 2004. He has a bachelor’s degree in accounting and finance from Albright College and an M.B.A. in finance from Indiana University. He is a CFA charterholder and a CPA.
Nathan Rawlins, CFA, Senior Investment Analyst and Portfolio Manager of American Century Investment Management, Inc., has been a member of the team that manages the Fund since February 2022. He joined American Century in 2015 as an investment analyst and became a portfolio manager in 2022. He holds a bachelor’s degree in business from the University of Kansas and a master’s degree in business administration from the Kelley School of Business at Indiana University. He is a CFA® charterholder.
Kevin Toney, Chief Investment Officer — Global Value Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the Fund since May 2013. He joined American Century in 1999 and became a portfolio manager in 2006. He has a bachelor’s degree in commerce from the University of Virginia and an M.B.A. from The Wharton School at the University of Pennsylvania. He is a CFA charterholder.
Brian Woglom, Vice President and Senior Portfolio Manager, has been a member of the team that manages the Fund since May 2013. He joined American Century in 2005 as an investment analyst and became a portfolio manager in 2012. He has a bachelor’s degree from Amherst College and an M.B.A. from the Ross School of Business, University of Michigan. He is a CFA charterholder.
Cohen & Steers Capital Management, Inc. Cohen & Steers, a registered investment adviser, located at 1166 Avenue of the Americas, New York, New York 10036, is the sub‑adviser to the Real Estate Securities Fund. As sub‑adviser, Cohen & Steers provides day‑to‑day portfolio management services to the Fund. Cohen & Steers is a wholly-owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose common stock is listed on the NYSE under the symbol “CNS.” As of December 31, 2024, Cohen & Steers Inc. managed $85.8 billion in assets. Cohen & Steers was formed in 1986 and its current clients include pension plans of leading corporations, endowment funds and investment companies, including each of the open‑end and closed‑end Cohen & Steers funds.
Cohen & Steers utilizes a team-based approach in managing the Fund. Messrs. Cheigh, Yablon, Kirschner and Ms. Zhang direct and supervise the execution of the Fund’s investment strategy.
Mr. Cheigh joined Cohen & Steers in 2005 and currently serves as the President and Chief Investment Officer of Cohen & Steers.
Mr. Yablon joined Cohen & Steers in 2004 and currently serves as an Executive Vice President and Head of the Listed Real Estate investment team of Cohen & Steers. Prior to January 2022, he served as a Senior Vice President of Cohen & Steers.

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Mr. Kirschner joined Cohen & Steers in 2004 and currently serves as a Senior Vice President of Cohen & Steers. Prior to January 2019, he served as a Vice President of Cohen & Steers. Mr. Kirschner is a Chartered Financial Analyst.
Ms. Zhang joined Cohen & Steers in 2018 and currently serves as a Senior Vice President of Cohen & Steers. Prior to January of 2023, she served as a Vice President of Cohen & Steers. Ms. Zhang is a Chartered Financial Analyst.
Delaware Investments Fund Advisers. Delaware Investments Fund Advisers (“DIFA”) is the sub‑adviser to the Mid Cap Growth Fund and the Large Core Growth Fund. DIFA is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust). Macquarie Investment Management Business Trust is a subsidiary, and subject to the ultimate control, of Macquarie Group Limited (“Macquarie”) and a part of Macquarie Asset Management (“MAM”). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. MAM is a global asset manager, integrated across public and private markets. MAM provides a diverse range of investment solutions including real assets, real estate, credit, equities and multi-asset. Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. DIFA is located at 100 Independence, 610 Market Street, Philadelphia, Pennsylvania 19106. As of December 31, 2024, the asset management business of Macquarie (MAM) had total assets under management of approximately $583 billion.
Kimberly A. Scott and Bradley P. Halverson are primarily responsible for the day‑to‑day portfolio management of the Mid Cap Growth Fund. Bradley D. Angermeier and Bradley M. Klapmeyer are primarily responsible for the day‑to‑day portfolio management of the Large Core Growth Fund.
Ms. Scott has served as a portfolio manager of the Mid Cap Growth Fund since May 2014. Ms. Scott has been a Senior Portfolio Manager of DIFA’s mid cap growth strategy since 2021. Prior to joining DIFA, Ms. Scott served as Senior Vice President of Ivy Investment Management Company (“Ivy”) since 2004 and served as Portfolio Manager of Ivy’s mid cap growth fund since January 2001. She began her investment career in 1987 and has a BS from the University of Kansas and an MBA from the University of Cincinnati.
Mr. Halverson has served as a portfolio manager of the Mid Cap Growth Fund since November 2021. Mr. Halverson has been a Senior Portfolio Manager of DIFA’s mid cap growth strategy since 2021. Prior to joining DIFA, Mr. Halverson served as Senior Vice President of Ivy since 2018 and served as Portfolio Manager of Ivy’s small cap growth strategy since 2016. He began his investment career in 2002 and has a BS and MS from Brigham Young University and an MBA from the University of Michigan.
Mr. Angermeier is a Senior Vice President and Senior Portfolio Manager of DIFA’s large cap growth strategy and has served in this role since 2021. Prior to joining DIFA, Mr. Angermeier served as an equity research analyst at Ivy Investment Management Company (“Ivy”) since 2017. Prior to that, he was an equity research analyst at Kornitzer Capital Management and an analyst and co‑portfolio manager at Columbia Threadneedle Investments. He began his investment career in 2009 and has a BS from Indiana University, Kelley School of Business and an MBA from the University of Wisconsin, Wisconsin School of Business.
Mr. Klapmeyer is a Senior Vice President and Senior Portfolio Manager of DIFA’s large cap growth strategy and has served in this role since 2021. Prior to joining DIFA, Mr. Klapmeyer served as Senior Vice President and Portfolio Manager of Ivy’s large cap growth fund since 2016. Prior to that he served as Assistant Portfolio Manager of Ivy’s large cap growth starting in 2011. He began his investment career in 2000 and has a BS from Truman State University.
Eaton Vance Management. Eaton Vance Management (“Eaton Vance”) is sub‑adviser to the Large Core Value Fund. As sub‑adviser, Eaton Vance provides day‑to‑day portfolio services to the Fund. Eaton Vance and its predecessor organizations have been managing assets since 1924 and managing mutual funds

PENN SERIES FUNDS, INC.

since 1931. Eaton Vance has offices at One Post Office Square, Boston, Massachusetts 02109. Eaton Vance is an indirect, wholly-owned subsidiary of Morgan Stanley. Morgan Stanley’s principal office is located at 1585 Broadway, New York, New York 10036. As of December 31, 2024, Morgan Stanley had total assets under management of approximately $1.66 trillion.
The Fund is managed by Aaron S. Dunn, CFA and Bradley Galko, CFA. Mr. Dunn has served as a portfolio manager of the Fund since December 2017 and manages other Eaton Vance portfolios. He is a Managing Director of Eaton Vance and has been employed by Eaton Vance for more than five years. Mr. Galko has served as a portfolio manager of the Fund since February 2020 and manages other Eaton Vance portfolios. He is a Managing Director of Eaton Vance and has been employed by Eaton Vance for more than five years.
Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management, L.P. (“GSAM”) is sub‑adviser to the Small Cap Value Fund and SMID Cap Growth Fund. As sub‑adviser, GSAM provides day‑to‑day portfolio management services to the Funds. GSAM is located at 200 West Street, New York, New York 10282-2198 and was registered as an investment adviser in 1990. GSAM is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. GSAM serves as investment manager for a wide range of clients including pension funds, foundations and insurance companies and individual investors. GSAM, including its investment advisory affiliates, had approximately $2.8 trillion in assets under supervision (AUS) as of December 31, 2024. AUS includes assets under management and other client assets for which GSAM does not have full discretion. GSAM’s Equity Team is responsible for the day‑to‑day management of the Small Cap Value Fund and the SMID Cap Growth Fund.
GSAM’s portfolio managers, aided by research analysts, are organized by industry, focusing on a particular area of expertise.
Co‑lead Portfolio Managers Robert Crystal and Sean Greely oversee the portfolio construction, monitoring and investment research for the Small Cap Value Fund.
Robert Crystal, Managing Director, is a portfolio manager on the US Small Cap Value Equity Team, where he has broad research responsibilities and oversees the portfolio construction and investment research for the firm’s Small Cap Value Strategy. Before joining GSAM, Rob was a Director at Brant Point Capital Management LLC. Rob has 28 years of industry experience. He received his B.A. from the University of Richmond and his M.B.A. from Vanderbilt University. Rob joined the Value Team in March of 2006.
Sean Greely, CFA, Vice President, is a portfolio manager on the Small Cap Value team within Goldman Sachs Asset Management’s Fundamental Equity business, where he has broad research responsibilities and oversees the portfolio construction and investment research for the US Small Cap Value strategy. Sean has over 22 years of investing experience investing in small cap stocks, including Financials and Consumer names, as both an analyst and portfolio manager at his prior firms. Prior to joining Goldman Sachs in 2023, Sean was a portfolio manager at Bernzott Capital Advisors. He was previously a portfolio manager at Monarch Partners Asset Management and vice president at Baltimore Capital Management. Sean earned his BA from Tufts University. Sean holds the Chartered Financial Analyst designation.
Portfolio Managers Steven M. Barry, Gregory Tuorto and Jessica Katz oversee the portfolio construction, monitoring and investment research for the SMID Cap Growth Fund.
Steven M. Barry, Managing Director, is Head and Chief Investment Officer of Fundamental Equity, responsible for the business management of Fundamental Equity globally within GSAM. He is also the Co‑Chief Investment Officer of the US Equity team, where he is responsible for the portfolio management and investment research process of the firm’s US Equity strategies. Steve has 39 years of investment experience. He joined Goldman Sachs in 1999 as a Vice President and was named Managing

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Director in 2001 and Partner in 2004. Prior to joining the firm, Steve spent 11 years as a Vice President at Alliance Capital Management. He began his career as an Associate at E.F. Hutton. Steve earned a BA in Mathematics and Economics from Boston College in 1985. He serves as a member of the Board of Trustees of Boston College and as an advisory board member of Boston College’s Center for Asset Management. Mr. Barry is expected to retire from GSAM effective June 30, 2025.
Gregory Tuorto, Managing Director, is a Portfolio Manager for the GSAM Fundamental Equity team focused on the US Small/Mid Cap Growth strategy, in which he has broad research responsibilities and oversees portfolio construction and investment research. Prior to joining Goldman Sachs Asset Management, Greg spent over 11 years as a Portfolio Manager at J.P. Morgan Asset Management, where he focused on small cap growth as well as a technology-focused strategy, in addition to having responsibility for the technology sector across several additional funds. He was previously a senior technology analyst for the small and mid cap team at Jennison Associates and prior to that, he was a small cap portfolio manager and technology analyst at The Guardian Park Avenue Funds. He also was a technology analyst at the Dreyfus Corporation and Tocqueville Asset Management. Greg has 31 years of investment experience. He has an MBA from Monmouth University and a BA from Catholic University.
Jessica Katz, Vice President, is a Portfolio Manager for the GSAM Fundamental Equity team focused on the US Small/Mid Cap strategy, in which she has broad research responsibilities and oversees the portfolio construction and investment research. Prior to joining Goldman Sachs Asset Management, Jessica spent over 7 years as a Research Analyst at Eaton Vance Management. Jessica began her investment career at Fidelity Investments, where she was an Industrials Specialist. Jessica has 19 years of investment experience. Jessica earned a BS in Mathematics and Computer Science from Salem State University in 2005.
Janus Henderson Investors US LLC. Janus Henderson Investors US LLC (“Janus”) is sub‑adviser to the Mid Cap Value Fund and Small Cap Growth Fund. As sub‑adviser, Janus provides day‑to‑day portfolio management services to the Mid Cap Value Fund and Small Cap Growth Fund. Janus is located at 151 Detroit Street, Denver, Colorado 80206-4805. Janus is a wholly-owned subsidiary of Janus Henderson Group plc (“JHG”). As of December 31, 2024, JHG had approximately $378.7 billion assets under management.
Janus (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus Henderson funds, acts as sub‑adviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.
Jonathan D. Coleman, CFA, is an Executive Vice President at Janus and has served as a portfolio manager of the Small Cap Growth Fund since May 2013. Mr. Coleman is also Portfolio Manager of several Janus accounts. He joined Janus in 1994 as a research analyst. Mr. Coleman holds a Bachelor’s degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.
Aaron Schaechterle is a Portfolio Manager at Janus and has served as a co‑portfolio manager of the Small Cap Growth Fund since September 2023. Mr. Schaechterle is also Portfolio Manager of several Janus accounts. He was an analyst with Janus from 2014 to 2021, and prior to re‑joining Janus in 2022, he was a Vice President of Corporate Strategy and Development at Glaukos Corporation from 2021 to 2022. Mr. Schaechterle received his Bachelor of Science degree in finance from the University of Iowa and a Master of Business Administration degree from Harvard Business School.
Scott Stutzman, CFA, is an Executive Vice President at Janus and has served as a co‑portfolio manager of the Small Cap Growth Fund since July 2016. Mr. Stutzman is also Portfolio Manager of several Janus

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accounts and performs duties as a research analyst. He joined Janus in 2007 as a research analyst. Mr. Stutzman holds a Bachelor of Science degree in Industrial Engineering and Management Sciences from Northwestern University, and a Master of Business Administration degree, with a concentration in Finance, from Columbia University. Mr. Stutzman holds the Chartered Financial Analyst designation and has 21 years of financial industry experience.
Kevin Preloger is a Portfolio Manager at Janus and has served as a co‑portfolio manager of the Mid Cap Value Fund since May 2020. Mr. Preloger joined Perkins in 2002, an affiliate of Janus at that time, as a research analyst covering the financial services sector. He was named co‑portfolio manager of the Large Cap Value strategy in 2006 and became sole portfolio manager in 2018. He was named co‑portfolio manager of the Mid Cap Value strategy in 2013 and the SMID Cap Value strategy in 2017. Prior to joining Janus, he worked as an analyst at ABN AMRO/LaSalle Bank Wealth Management and covered the financial services and technology sectors during his five-year tenure at the firm. Mr. Preloger received his bachelor of arts degree in economics from Northwestern University.
Justin Tugman, CFA, is a Portfolio Manager at Janus and has served as a co‑portfolio manager of the Mid Cap Value Fund since May 2020. Mr. Tugman has co‑managed the Small Cap Value strategy since 2009, the Mid Cap Value strategy since 2015 and the SMID Cap Value strategy since 2017. Mr. Tugman served as a research analyst through 2012, covering the energy and utility sectors upon joining Perkins in 2004, an affiliate of Janus at that time. Prior to that, he worked at Simmons & Company International as an analyst covering the energy sector during his four-year tenure at the firm. Mr. Tugman received his bachelor of science degree in finance from the University of Wyoming and an MBA with a concentration in finance from Tulane University. He holds the Chartered Financial Analyst designation.
Massachusetts Financial Services Company. Massachusetts Financial Services Company (“MFS”), commonly known as MFS Investment Management, is sub‑adviser to the Large Cap Growth Fund. As sub‑adviser, MFS provides investment management services to the Fund. MFS is located at 111 Huntington Avenue, Boston, Massachusetts, 02199. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial, Inc. (a diversified financial services company). As of December 31, 2024, net assets under management of the MFS organization were approximately $605.0 billion.
Jeffrey Constantino is responsible for the day‑to‑day portfolio management of the Large Cap Growth Fund. Mr. Constantino is an Investment Officer of MFS. He has been employed in the investment area of MFS since 2000 and has been a portfolio manager of the Large Cap Growth Fund since 2013.
Joseph Skorski is responsible for the day‑to‑day portfolio management of the Large Cap Growth Fund. Mr. Skorski is an Investment Officer of MFS. He has been employed in the investment area of MFS since 2007 and has been a portfolio manager of the Large Cap Growth Fund since 2019.
SSGA Funds Management, Inc. SSGA Funds Management, Inc. (“SSGA FM”) is sub‑adviser to the Index 500 Fund, Small Cap Index Fund, and Developed International Index Fund. As sub‑adviser, SSGA FM provides day‑to‑day portfolio management services to the Funds. Its principal place of business is located at One Iron Street, Boston, Massachusetts 02210. SSGA FM is registered with the SEC as an investment adviser under the 1940 Act and is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation (“State Street”), a publicly held financial holding company. As of December 31, 2024, SSGA FM had approximately $1.11 trillion in assets under management. SSGA FM and certain other advisory affiliates of State Street make up State Street Global Advisors (“SSGA”), the investment management arm of State Street. As of December 31, 2024, SSGA had approximately $4.72 trillion in assets under management.
Raymond Donofrio, Emiliano Rabinovich and Karl Schneider are primarily responsible for the day-to-day managed of the Index 500 Fund.

PENN SERIES FUNDS, INC.

Emiliano Rabinovich, Karl Schneider and David Chin are primarily responsible for the day-to-day managed of the Small Cap Index Fund.
Emiliano Rabinovich and Kathleen Morgan are primarily responsible for the day-to-day managed of the Developed International Index Fund.
David Chin is a Vice President of SSGA and a Senior Portfolio Manager in the Systematic Equity Group. He is responsible for managing a full range of equity index and tax‑efficient products. Prior to joining SSGA in 1999, Mr. Chin worked at Frank Russell Company, OneSource Information Systems, and PanAgora Asset Management. Mr. Chin has been working in the investment management field since 1992. Mr. Chin holds a Bachelor of Science in Management Information Systems from the University of Massachusetts/Boston and a Master of Business Administration from the University of Arizona.
Raymond Donofrio is a Vice President of SSGA and a Senior Portfolio Manager in the Systematic Equity Group. Mr. Donofrio is currently responsible for managing various equity index funds, with both domestic and international strategies. Prior to his current role, Mr. Donofrio was an analyst for SSGA’s Strategy and Research Group within the Global ETF Group. He began his career as an associate within the Investment Operations team at SSGA, where he supported the portfolio managers of the Systematic Equity Group, mainly focusing on international strategies. Mr. Donofrio received his Bachelor of Science in Financial Services from Bryant University and his Master of Business Administration with a concentration in Finance from Boston University’s Questrom School of Business.
Emiliano Rabinovich, CFA, is a Managing Director of SSGA and Co‑Head of the Systematic Equity Group in the Americas. Within this group, he is the strategy leader for their Tax Aware, Smart Beta and ESG products. Mr. Rabinovich manages a varied mix of portfolios that include both traditional indexing as well as a variety of alternative beta mandates. He also manages local and global strategies and fund structures, which include separately managed accounts, commingled funds, mutual funds and ETFs. Mr. Rabinovich joined SSGA in Montreal in 2006, where he served as the Head of the Indexing team in Canada. He has been working in the investment management field since 2003. Mr. Rabinovich holds a Bachelor of Arts in Economics from the University of Buenos Aires and a Master of Arts in Economics from the University of CEMA. He has also earned the Chartered Financial Analyst (CFA) designation and is a member of CFA Society Boston, Inc.
Kathleen Morgan, CFA, is a Vice President of SSGA and a Senior Portfolio Manager in the Systematic Equity Group. In this capacity, Ms. Morgan is responsible for the management of various equity index funds that are benchmarked to both domestic and international strategies. Prior to joining SSGA in 2017, she worked in Equity Product Management at Wellington Management, conducting independent risk oversight and developing investment product marketing strategy. Prior experience also includes index equity portfolio management at BlackRock. Ms. Morgan holds a Bachelor of Arts degree in Economics from Wellesley College and a Master of Business Administration from The Wharton School at the University of Pennsylvania. She has also earned the Chartered Financial Analyst (CFA) designation.
Karl Schneider, CAIA, is a Managing Director of SSGA and Co‑Head of the Systematic Equity Group in the Americas. He also serves as a Senior Portfolio Manager for a number of the group’s index equity portfolios. Previously within the Systematic Equity Group, he was the Deputy Head of the Americas, and prior to that served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. Prior to joining the Systematic Equity Group, Mr. Schneider worked as a portfolio manager in SSGA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined SSGA in 1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a Master of Science in Finance from the Carroll School of Management at Boston College. He has earned the Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

PENN SERIES FUNDS, INC.

T. Rowe Price Associates, Inc. T. Rowe Price Associates, Inc. (“Price Associates”) is sub‑adviser to the Flexibly Managed and Large Growth Stock Funds. As sub‑adviser to the Large Growth Stock Fund, Price Associates provides day‑to‑day portfolio management services to the Fund. Price Associates also serves as sub‑adviser to the Flexibly Managed Fund, but has further delegated the day‑to‑day portfolio management of the Fund to T. Rowe Price Investment Management, Inc. (“TRPIM”), a wholly-owned subsidiary of Price Associates. Price Associates was incorporated in 1947 as successor to the investment counseling firm founded by the late Mr. Thomas Rowe Price, Jr. in 1937. T. Rowe Price Group, Inc. owns 100% of the stock of Price Associates. Its corporate home office is located at 1307 Point Street, Baltimore, Maryland, 21231. TRPIM is located at 1307 Point Street, Baltimore, Maryland, 21231. Price Associates serves as investment adviser to a variety of individual and institutional investors accounts, including other mutual funds. As of December 31, 2024, Price Associates and its affiliates managed more than $161 trillion of assets for individual and institutional investors, retirement plans and financial intermediaries.
David Giroux, CFA is Chairman of the Investment Advisory Committee for the Flexibly Managed Fund. Mr. Giroux is a Vice President of T. Rowe Price Group, Inc., and TRPIM, and a Portfolio Manager in the Equity Division. Prior to joining the firm in 1998, he worked as a Commercial Credit Analyst with Hillsdale National Bank. He earned a B.A. in finance and political economy, magna cum laude, from Hillsdale College. David has also earned the Chartered Financial Analyst accreditation.
Joseph B. Fath, CPA is Chairman of the Investment Advisory Committee for the Large Growth Stock Fund. He is a Vice President of T. Rowe Price Group, Inc. and Price Associates, and a Portfolio Manager in the Equity Division. He joined the firm as an equity research analyst in 2002 and has 16 years of investment experience, 14 of which have been with Price Associates. Since 2008, he has assisted other Price Associates portfolio managers in the management of the firm’s U.S. large‑cap growth strategies. Mr. Fath earned a B.S. in Accounting from the University of Illinois at Urbana-Champaign and an M.B.A. from the Wharton School, University of Pennsylvania. He has also earned his certified public accountant accreditation.
James Stillwagon, a Vice President of T. Rowe Price Associates, Inc., is co‑portfolio manager of the Large Growth Stock Fund. Mr. Stillwagon has 16 years of investment experience and has been with T. Rowe Price since 2017. Prior to joining T. Rowe Price, Mr. Stillwagon was employed by Lone Pine Capital as a managing director, sourcing public and private-equity investments across technology, media, and telecommunications.
Vontobel Asset Management, Inc. Vontobel Asset Management, Inc. (“Vontobel”) is the sub‑adviser to the Emerging Markets Equity Fund and International Equity Fund. Vontobel has discretionary trading authority over all of the Funds’ assets, subject to continuing oversight and supervision by PMAM and the Fund’s Board of Directors. Vontobel is located at 66 Hudson Boulevard, 34th Floor, New York, New York 10001. Vontobel is a wholly-owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. Vontobel has provided investment advisory services to mutual fund clients since 1990. As of December 31, 2024, Vontobel managed approximately $26.6 billion in assets.
Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel, is responsible for the day‑to‑day management of the International Equity Fund and Emerging Markets Equity Fund. Mr. Benkendorf has served as a lead portfolio manager of the International Equity Fund since March 2016 and Emerging Markets Equity Fund since May 2020. Mr. Benkendorf joined Vontobel in October 1999 in trade support. After being promoted to trader in 2000, Mr. Benkendorf became a research analyst in 2002 and moved into portfolio management in 2006 as co‑portfolio manager of Vontobel’s European Equity Strategy. In 2008 Mr. Benkendorf continued to grow in his portfolio management role becoming lead portfolio manager of European Equity and co‑portfolio manager of Global Equity. In 2010, Mr. Benkendorf became co‑portfolio manager of the Vontobel US Equity Strategy ultimately becoming lead portfolio manager in 2012. As a co‑architect of Vontobel’s quality growth philosophy and style and proven success

PENN SERIES FUNDS, INC.

in managing Vontobel’s strategies, he was named Chief Investment Officer in March 2016. During Mr. Benkendorf’s portfolio management tenure he has been recognized by the industry for his track record and has won numerous awards from firms such as: Morningstar, Lipper, Euro Funds, European Pension Awards, Osterreichischer and Deutscher. Mr. Benkendorf began his financial career in 1997 and received a B.S.B.A in finance from the University of Denver.
Ramiz Chelat, Managing Director and Portfolio Manager at Vontobel, has served as co‑portfolio manager of the Emerging Markets Equity Fund since October 2021. Mr. Chelat joined Vontobel in July 2007 as a Senior Research Analyst and was promoted to portfolio manager of the Vontobel Global Equity Strategy. In addition to his portfolio management responsibilities, he continues to conduct research analysis on individual stocks that may be included in other Vontobel strategies, primarily focusing on the Consumer Discretionary, Consumer Staples and Information Technology sectors. Mr. Chelat received a Bachelor of Commerce in Accounting and Finance from Macquarie University in Australia. He is a CFA® charterholder.
Daniel (Donny) Kranson, Executive Director and Portfolio Manager at Vontobel, has served as co‑portfolio manager of the International Equity Fund since June 2016. Mr. Kranson joined Vontobel Asset Management, Inc., in July 2007 as a senior research analyst covering stocks globally. Although he is responsible for analyzing various sectors, he is largely focused on Consumer Staples, a core sector for all of Vontobel’s Quality Growth strategies. In 2013, Mr. Kranson was promoted to deputy portfolio manager of the Vontobel European Equity Strategy, and in 2016, Mr. Kranson became lead portfolio manager for the strategy while also becoming deputy portfolio manager of the firm’s International Equity Strategy. In addition to his portfolio management duties, Mr. Kranson continues to conduct research analysis on individual stocks which may be included in the firm’s other strategies. This is consistent with the investment team structure at Vontobel. Mr. Kranson began his investment career in 1999 on the sell side, at Sanford C. Bernstein & Co. where he analyzed companies based in the U.S. and Europe in the technology space and later in the healthcare industry. In 2006, he switched to the buy side, working at Scout Capital Management, where he evaluated both Health Care and Consumer companies in both developed and emerging markets. Mr. Kranson received a B.S. in operations research from Columbia University. Mr. Kranson is a CFA® charterholder.
David Souccar, Executive Director and Portfolio Manager at Vontobel, has served as co‑portfolio manager of the International Equity Fund since June 2016. Mr. Souccar joined Vontobel Asset Management, Inc. in April 2007 as senior research analyst and was promoted to deputy portfolio manager of the firm’s International Equity Strategy in June 2016. In addition to Mr. Souccar’s portfolio management responsibilities, he maintains his research responsibilities, focusing on the energy, industrials and utilities sectors. Prior to joining Vontobel, from 2005 to 2007, he was a senior investment analyst at Federated Investors. From 1998 to 2005, Mr. Souccar worked as a sell-side analyst at Morgan Stanley. He began his financial career in 1996 at McKinsey & Co. where he worked as a consultant until 1998. Mr. Souccar received an M.B.A. in finance and management from NYU Stern School of Business and a B.S. in chemical engineering from Escola de Engenharia Maua.
Additional Portfolio Manager Information. The Statement of Additional Information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.
Expenses and Expense Limitations
Each Fund bears all of the expenses of its operations other than those incurred by the Adviser and its Sub‑Adviser under the investment advisory agreement and investment sub‑advisory agreement and those incurred by Penn Mutual under its administrative and corporate services agreement. In particular, each Fund pays investment advisory fees, administrator’s fees, including shareholder servicing fees and expenses, custodian, transfer agent, and accounting fees and expenses, legal and auditing fees, expenses of printing and mailing prospectuses and shareholder reports, registration fees and expenses, proxy and annual meeting expenses, and Directors’ fees and expenses.

PENN SERIES FUNDS, INC.

Acquired Fund Fees and Expenses (“AFFE”) reflect the estimated amount of fees and expenses that were incurred indirectly by a Fund through its investments in other investment companies and, with respect to the Balanced Fund and the Penn Series LifeStyle Funds, the underlying Penn Series Funds, during the most recent fiscal year. Actual AFFE indirectly borne by a Fund will vary each year with changes in the allocation of the Fund’s assets among other investment companies and with other events that directly affect the operating expenses of the other investment companies, such as changes to the other investment company’s management fees or expense limitations.
The Adviser and Penn Mutual have contractually agreed to waive fees and/or reimburse expenses to the extent a Fund’s total expense ratio (excluding nonrecurring account fees, fees on portfolio transactions, such as exchange fees, dividends and interest on securities sold short, AFFE, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non‑routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceeds the expense limitation for the Fund. Notwithstanding the foregoing, AFFE shall be included when calculating the Balanced Fund’s total expense ratio.
The contractual expense limitations for the Funds, as a percentage of a Fund’s average daily net assets, are as follows:

Fund	Expense Limitation	Fund	Expense Limitation
Money Market	0.64%	SMID Cap Growth	1.07%
Limited Maturity Bond	0.74%	SMID Cap Value	1.26%
Quality Bond	0.73%	Small Cap Growth	1.13%
High Yield Bond	0.92%	Small Cap Value	1.02%
Flexibly Managed	0.94%	Small Cap Index	0.74%
Balanced	0.79%	Developed International Index	0.94%
Large Growth Stock	1.02%	International Equity	1.20%
Large Cap Growth	0.89%	Emerging Markets Equity	1.78%
Large Core Growth	0.90%	Real Estate Securities	1.02%
Large Cap Value	0.96%	Aggressive Allocation	0.40%
Large Core Value	0.96%	Moderately Aggressive Allocation	0.34%
Index 500	0.42%	Moderate Allocation	0.34%
Mid Cap Growth	1.00%	Moderately Conservative Allocation	0.35%
Mid Cap Value	0.83%	Conservative Allocation	0.38%
Mid Core Value	1.11%
Under the expense limitation agreement among Penn Mutual, PMAM and the Company, on behalf of each Fund, Penn Mutual and PMAM will waive their fees and/or reimburse expenses for the entirety of any excess above a Fund’s expense limitation. Further, to the extent Penn Mutual and PMAM do not have an obligation to waive fees and/or reimburse expenses of a Fund (e.g., the Fund is operating at or below its expense limitation), Penn Mutual and PMAM may seek reimbursement from the Fund for amounts previously waived or reimbursed by Penn Mutual and PMAM, if any, during the Fund’s preceding three fiscal years. Penn Mutual and PMAM, however, shall not be entitled to any reimbursement that would cause the Fund to exceed its expense limitation. Reimbursements paid to Penn Mutual and PMAM will be limited to the lesser of (i) the expense cap that was in effect at the time the expense was waived and (ii) the expense cap in effect at the time of recapture.
The expense limitation agreement is expected to continue through April 30, 2026. The agreement may be terminated by a majority vote of the Company’s Board of Directors for any reason and at any time. The agreement may also be terminated, by the Adviser and Penn Mutual, upon at least sixty (60) days’ prior written notice to the Company, such termination to be effective as of the close of business on April 30, 2026, or at such earlier time provided that such termination is approved by a majority vote of the

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Company’s Board of Directors and Independent Directors voting separately. Unless terminated, this agreement will continue in effect from year to year for successive one‑year periods.
Advisory Fees
For the year ended December 31, 2024, each Fund paid PMAM an investment advisory fee based on its average daily assets, at the annual rate set forth below:

Fund	Fee	Fund	Fee
Money Market	0.33%	SMID Cap Growth	0.74%[6]
Limited Maturity Bond	0.46%	SMID Cap Value	0.82%[7]
Quality Bond	0.45%	Small Cap Growth	0.71%[8]
High Yield Bond	0.46%	Small Cap Value	0.70%[9]
Flexibly Managed	0.68%	Small Cap Index	0.30%
Large Growth Stock	0.68%	Developed International Index	0.30%
Large Cap Growth	0.54%[1]	International Equity	0.79%[10]
Large Core Growth	0.58%	Emerging Markets Equity	0.85%[11]
Large Cap Value	0.67%	Real Estate Securities	0.70%
Large Core Value	0.65%[2]	Aggressive Allocation	0.12%
Index 500	0.13%	Moderately Aggressive Allocation	0.12%
Mid Cap Growth	0.69%[3]	Moderate Allocation	0.12%
Mid Cap Value	0.54%[4]	Moderately Conservative Allocation	0.12%
Mid Core Value	0.68%[5]	Conservative Allocation	0.12%

[1]	Effective June 1, 2024, the Fund’s investment advisory fee was reduced from 0.55% to 0.53% of the Fund’s average daily net assets.

[2]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced to being calculated daily at the annual rate of 0.64% of the Fund’s average daily net assets up to $150 million, 0.62% of the Fund’s average daily net assets on the next $250 million, and 0.60% of the Fund’s average daily net assets over $400 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.67% of the Fund’s average daily net assets up to $150 million, 0.65% of the Fund’s average daily net assets on the next $250 million, and 0.60% of the Fund’s average daily net assets over $400 million.

[3]	Effective June 1, 2024, the Fund’s investment advisory fee was reduced from 0.70% to 0.68% of the Fund’s average daily net assets.

[4]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced to being calculated daily at the annual rate of 0.54% of the Fund’s average daily net assets up to $250 million, 0.525% of the Fund’s average daily net assets on the next $250 million, 0.50% of the Fund’s average daily net assets on the next $250 million, 0.475% of the Fund’s average daily net assets on the next $250 million, 0.45% of the Fund’s average daily net assets on the next $500 million, and 0.425% of the Fund’s average daily net assets over $1.5 billion. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.55% of the Fund’s average daily net assets up to $250 million, 0.525% of the Fund’s average daily net assets on the next $250 million, 0.50% of the Fund’s average daily net assets on the next $250 million, 0.475% of the Fund’s average daily net assets on the next $250 million, 0.45% of the Fund’s average daily net assets on the next $500 million, and 0.425% of the Fund’s daily net assets over $1.5 billion.

[5]	Effective June 1, 2024, the Fund’s investment advisory fee was reduced from 0.69% to 0.68% of the Fund’s average daily net assets.

[6]	Effective June 1, 2024, the Fund’s investment advisory fee was reduced from 0.75% to 0.73% of the Fund’s average daily net assets.

[7]	Effective June 1, 2024, the Fund’s investment advisory fee was reduced from 0.84% to 0.80% of the Fund’s average daily net assets.

[8]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced to being calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets up to $25 million, 0.70% of the Fund’s average daily net assets on the next $25 million, and 0.65% of the Fund’s average daily net assets over $50 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.80% of the Fund’s average daily net assets up to $25 million, 0.75% of the Fund’s average daily net assets on the next $25 million, and 0.70% of the Fund’s average daily net assets over $50 million.

[9]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced to being calculated daily at the annual rate of 0.71% of the Fund’s average daily net assets up to $50 million, 0.68% of the Fund’s average daily net assets on the next $50 million, and 0.66% of the Fund’s average daily net assets over $100 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets up to $50 million, 0.725% of the Fund’s average daily net assets on the next $50 million, and 0.70% of the Fund’s average daily net assets over $100 million.

PENN SERIES FUNDS, INC.

[10]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced to being calculated daily at the annual rate of 0.81% of the Fund’s average daily net assets up to $200 million and 0.61% of the Fund’s average daily net assets over $200 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.83% of the Fund’s average daily net assets up to $227 million and 0.63% of the Fund’s average daily net assets over $227 million.

[11]	Effective June 1, 2024, the Fund’s investment advisory fee was reduced from 0.87% to 0.83% of the Fund’s average daily net assets.
PMAM pays the Sub‑Advisers out of the investment advisory fee it receives.
PMAM does not receive an advisory fee for the services it performs for the Balanced Fund. However, PMAM is entitled to receive an investment advisory fee from each of the underlying funds in which the Balanced Fund invests.
A discussion regarding the basis for the Board of Directors’ approval of the investment advisory and sub‑advisory agreements for each Fund is available in the Funds’ Form N‑CSR filing for the June 30, 2024 reporting period.
ACCOUNTHOLDER INFORMATION
Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (“NYSE”) is open for business.
The Funds offer their shares only to Penn Mutual and its subsidiary, PIA, for the Separate Accounts they establish to fund variable contracts. Contract owners hold interests in the Separate Accounts, and the Separate Accounts, in turn, hold shares of the Funds. Separate Accounts purchase shares of a Fund in accordance with variable contract allocation instructions received from contract owners. The variable contract prospectus describes in greater detail how contract owners may allocate, transfer within and/or withdraw amounts from their variable contracts and includes more information on how to purchase or redeem Fund shares offered as an investment option under a variable contract.
Penn Mutual or PIA purchases or redeems shares of a Fund at its NAV next determined after receipt of the purchase or redemption order by Penn Mutual or PIA. A Fund’s NAV is determined by dividing the Fund’s net assets (the total value of assets minus liabilities) by the number of the Fund’s outstanding shares. Each Fund determines its NAV as of the close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The NAV will not be calculated on days when the NYSE is closed. The NAV may not be calculated or there may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. For more information regarding NAV calculation, please turn to the “How the Funds Calculate NAV” section in this Prospectus.
The Funds normally pay redemption proceeds within one business day following the receipt of a redemption request that is in good order. A Fund may, however, delay payment of the redemption proceeds for up to seven (7) days and may suspend redemptions and/or further postpone payment proceeds when the NYSE is closed (other than weekends or holidays) or when trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC. Each Fund expects to hold cash or cash equivalents to meet redemption requests, but also may use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in deteriorating or stressed market conditions. In lieu of making cash payments, the Fund reserves the right to determine in its sole discretion, including under stressed market conditions, whether to satisfy redemption requests by making payments in securities (“in kind”). In such cases, the Fund may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to the shareholder as

PENN SERIES FUNDS, INC.

permitted under the 1940 Act, and the rules thereunder. In‑kind redemption proceeds may be subject to brokerage costs when sold, and are subject to market risk and may decline in value until such time as the securities are converted to cash.
How the Funds Calculate NAV
Each Fund’s NAV is calculated as of the close of regular trading on the NYSE each day the NYSE is open, usually 4:00 p.m., Eastern Time. A Fund’s NAV is determined by dividing the total value of assets, minus liabilities, by the number of Fund shares outstanding.
In calculating NAV, the Funds generally value their portfolio securities at market prices when market quotations are readily available, including official closing prices or the last reported sales prices. If market quotations are not readily available or determined to be unreliable for an investment, the Adviser will determine the fair value of that investment as described below.
For domestic equity securities, the Funds normally will use market price data received shortly after the NYSE close. For foreign equity securities, the Funds will use the market price as of the close of trading on the relevant foreign exchange, or the NYSE close, if the NYSE close occurs before the end of trading on the relevant foreign exchange. Foreign securities markets may be open on days when the U.S. markets are closed. As a result, the values of any foreign securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares of the Fund. In addition, due to the difference in times between the close of the foreign markets and the time a Fund prices its shares, the value the Fund assigns to foreign securities generally will not be the same as the quoted or published prices of those securities in their primary markets or on their foreign listing exchanges.
Generally, the Adviser will determine the fair value of fixed income securities and derivatives pursuant to procedures described below. The Adviser’s fair value determinations of domestic and foreign fixed income securities are informed by valuations provided by recognized independent third-party pricing services, employing evaluation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and U.S. government and government agency obligations typically considers yield or price of bonds of comparable quality, coupon, maturity and type and, for asset-backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also typically considers prepayment speed assumptions and attributes and performance of the underlying collateral.
The Adviser’s fair value determinations of exchange-traded options, futures and options on futures are informed by the instrument’s settlement price on the relevant exchange.
With respect to any portion of the Fund’s assets that are invested in one or more open‑end management investment companies, such as another Penn Series Fund, a Fund’s NAV will be calculated based upon the NAVs of such other investment companies.
Determination of Fair Value
The Adviser has been designated by the Board of Directors as the valuation designee for the Funds pursuant to Rule 2a‑5 under the 1940 Act. In its capacity as valuation designee, the Adviser is responsible for determining the fair value of investments held by the Funds for which market quotations are not readily available or determined to be unreliable. For example, such circumstances may arise when: (i) a security has been de‑listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading. Generally, when fair valuing an investment held by a Fund, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but

PENN SERIES FUNDS, INC.

not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Fair valuation may require subjective determinations about the value of an investment or the use of information that is variable in nature, and is therefore subject to the unavoidable risk that the Adviser’s determination of an investment’s fair value may be higher or lower than any market quotation that subsequently becomes available for such investment or the price quoted by other sources for such investment. In addition, there can be no assurance that a Fund would be able to obtain the fair value of an investment determined by the Adviser upon the sale of such investment.
Frequent Trading Policies & Risks
The Funds are available only as investment options for certain variable contracts issued by Penn Mutual and its subsidiary, PIA (collectively, the “Insurance Company”). The Funds are intended for long-term investment through these variable contracts, and not as short-term trading vehicles. Accordingly, variable contract owners that intend to use market timing investment strategies or make frequent transfers should not choose the Funds as investment options under their variable contracts.
The trading activity of individual contract owners generally is not known to the Funds because, on a daily basis, the Insurance Company aggregates the trading orders of its contract owners and submits net purchase or redemption orders to each Fund. As a result, the Funds’ ability to monitor the purchase, redemption, and exchange transactions of contract owners is severely limited. Consequently, the Funds rely on the Insurance Company, as the Issuer and Administrator of the variable contracts, to monitor contract owner transaction activity involving the Funds. Because the Funds are available only through variable contracts issued by the Insurance Company, and because the Funds rely on the Insurance Company to apply limitations on trading activity, the Company’s Board of Directors has not adopted separate policies and procedures for the Funds with respect to frequent trading.
However, despite the efforts by the Insurance Company, there is no guarantee that the Funds or Insurance Company will be able to identify individual contract owners who may be engaging in frequent trading in the Funds. As a result, the Funds cannot assure that the Insurance Company and the Funds will be able to prevent all instances of frequent trading of Fund shares. The Funds do, however, reserve the right to reject any purchase order at any time.
If frequent trading does occur, it could adversely affect the Funds, their long-term shareholders and ultimately contract owners. Frequent trading can reduce the long-term returns of a Fund by: increasing costs paid by the Fund (such as brokerage commissions); disrupting the Fund’s portfolio management strategies; and requiring the Fund to maintain higher cash balances to meet redemption requests. Frequent trading also can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s NAV.
With respect to a Fund that invests in foreign securities that trade primarily on markets that close prior to the time the Fund determines its NAV, frequent trading may have a greater potential to dilute the value of the Fund’s shares as compared to a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). This type of arbitrage may dilute the value of the Fund’s shares if the prices of the Fund’s foreign securities do not reflect their fair value. The Company has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair

PENN SERIES FUNDS, INC.

value pricing may not always eliminate the risk of price arbitrage. Like all mutual funds that invest in foreign securities, the International Equity, Large Growth Stock, Flexibly Managed, Large Cap Growth, Large Cap Value, Mid Core Value, Small Cap Value, Large Core Value, SMID Cap Value, SMID Cap Growth, Developed International Index, Emerging Markets Equity and Real Estate Securities Funds may be susceptible to the risks described above because they may invest a portion of their assets in such securities.
In addition, a Fund that invests in small/mid cap securities or high yield debt securities, which often trade in lower volumes and may be less liquid, may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund’s shares may have a greater impact on the market prices of these types of securities. Like all mutual funds that invest in small/mid cap securities, the Flexibly Managed, Large Cap Growth, Large Cap Value, Small Cap Growth, Small Cap Value, SMID Cap Value, SMID Cap Growth, Small Cap Index, Mid Cap Growth, Mid Cap Value, Mid Core Value, Emerging Markets Equity, and Real Estate Securities Funds may be susceptible to the risks described above because they invest in such securities. The Limited Maturity Bond, Quality Bond, High Yield Bond and Flexibly Managed Funds invest in, and the Large Core Value Fund may invest in, high yield bonds and, therefore, they, like other mutual funds investing in such securities, also may be susceptible to the risks described above.
Please see the variable contract prospectuses for more information about frequent trading and related risks.
Portfolio Holdings Information
With respect to the Money Market Fund, Penn Mutual’s website (www.pennmutual.com) includes a list of all the Fund’s portfolio holdings and certain attributes of (a) the Fund’s portfolio holdings, such as issuer, CUSIP, coupon rate, maturity date, final legal maturity date, a general category of the instrument, amortized cost value and principal amount, and (b) the Fund’s portfolio, such as the Fund’s dollar-weighted average portfolio maturity and dollar-weighted average life. This information is provided as of the last business day of each month, and can be found by scrolling to the bottom of the home page, clicking on the “Performance and Rates” link, then clicking on the “Penn Series MMF Monthly” link. The monthly Money Market Fund information generally remains accessible on the website for a period of at least six months from its posting date.
A description of the Funds’ policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the SAI.
Dividends and Distributions
The Funds generally distribute their net investment income annually as dividends and make distributions of net realized capital gains, if any, at least annually, except for distributions from the Money Market Fund, which will be made monthly. Dividends and distributions from a Fund (other than consent dividends) will be automatically reinvested in shares of that Fund unless the shareholder (Penn Mutual or PIA) elects to receive distributions in cash.
TAXES
Below is a summary of certain important U.S. federal income tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. Each Fund has elected and intends to continue to qualify to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. A Fund that qualifies as a RIC will generally not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund timely distributes to its shareholders. The Funds may utilize consent dividends to satisfy their distribution obligations.

PENN SERIES FUNDS, INC.

Special tax rules apply to life insurance companies and variable contracts. Each Fund also intends to comply with the diversification requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder such that the owners of variable contracts should not currently be subject to federal income tax on distributions by the Fund of its net investment income and net realized capital gains that are left to accumulate in the contracts or under a qualified pension or retirement plan.
The sole shareholders of each Fund are Separate Accounts or other Funds. Therefore, no discussion is included in this Prospectus as to the federal income tax consequences at the shareholder level. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable contracts, refer to the variable contract prospectus.
Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state, local and foreign income tax consequences applicable to your investment. More information about taxes is included in the SAI.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Funds’ financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information provided has been derived from each Fund’s financial statements which have been audited by KPMG LLP (“KPMG”), an independent registered public accounting firm. KPMG’s report, along with each Fund’s financial statements and related notes thereto, for each such period appear in the Penn Series Funds Form N‑CSR filing for the period ended December 31, 2024. You can obtain the Form N‑CSR filing at no charge by calling 1‑800‑523‑0650. The total return information shown does not reflect expenses that apply to the Separate Account or the related variable contracts. Inclusion of these charges would reduce the total return figures for all periods shown. For more information about such charges, please see your variable contract prospectus.
MONEY MARKET FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024	2023	2022		2021		2020
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.04	—	(a)	—	(a)	—	(a)
Net realized and unrealized gain (loss) on investment transactions	—	(0.00)	—		—		—

Total from investment operations	0.05	0.04	—		—		—

Less distributions:
Net investment income	(0.05)	(0.04)	—	(a)	—	(a)	—	(a)

Total distributions	(0.05)	(0.04)	—		—		—

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00

Total return[2]	4.67%	4.50%	0.25%		0.01%		0.24%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$140,269	$149,972	$165,323		$162,202		$160,467

Ratio of net expenses to average net assets[3]	0.58%	0.57%	1.34%		0.03%		0.28%

Ratio of total expenses to average net assets[4]	0.58%	0.57%	0.57%		0.57%		0.58%

Ratio of net investment income (loss) to average net assets	4.56%	4.40%	0.25%		0.01%		0.21%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]
The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

[4]
The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

(a)	Less than one penny per share.
The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

LIMITED MATURITY BOND FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.67	$12.78	$13.38	$13.33	$12.86

Income (loss) from investment operations:
Net investment income (loss)[1]	0.57	0.51	0.13	0.20	0.24
Net realized and unrealized gain (loss) on investment transactions	0.20	0.38	(0.73)	(0.15)	0.23

Total from investment operations	0.77	0.89	(0.60)	0.05	0.47

Net asset value, end of period	$14.44	$13.67	$12.78	$13.38	$13.33

Total return[2]	5.63%	6.96%	(4.49% )	0.38%	3.65%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$73,885	$185,907	$223,724	$259,984	$254,878

Ratio of total expenses to average net assets	0.72%	0.71%	0.70%	0.69%	0.70%

Ratio of net investment income (loss) to average net assets	4.07%	3.84%	1.03%	1.46%	1.86%

Portfolio turnover rate	49%	27%	38%	73%	99%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

QUALITY BOND FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.90	$14.89	$17.24	$17.36	$16.01

Income (loss) from investment operations:
Net investment income (loss)[1]	0.64	0.61	0.41	0.34	0.35
Net realized and unrealized gain (loss) on investment transactions	(0.26)	0.40	(2.76)	(0.46)	1.00

Total from investment operations	0.38	1.01	(2.35)	(0.12)	1.35

Net asset value, end of period	$16.28	$15.90	$14.89	$17.24	$17.36

Total return[2]	2.39%	6.78%	(13.63% )	(0.69% )	8.43%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$363,116	$393,257	$354,590	$472,066	$484,474

Ratio of total expenses to average net assets	0.68%	0.68%	0.68%	0.66%	0.67%

Ratio of net investment income (loss) to average net assets	3.97%	3.99%	2.64%	2.00%	2.11%

Portfolio turnover rate	41%	52%	38%	59%	75%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

HIGH YIELD BOND FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.55	$15.78	$16.84	$16.02	$14.90

Income (loss) from investment operations:
Net investment income (loss)[1]	1.12	0.96	0.76	0.68	0.71
Net realized and unrealized gain (loss) on investment transactions	0.26	0.81	(1.82)	0.14	0.41

Total from investment operations	1.38	1.77	(1.06)	0.82	1.12

Net asset value, end of period	$18.93	$17.55	$15.78	$16.84	$16.02

Total return[2]	7.86%	11.22%	(6.30% )	5.12%	7.52%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$125,872	$130,005	$140,603	$169,431	$167,391

Ratio of total expenses to average net assets	0.73%	0.73%	0.73%	0.71%	0.72%

Ratio of net investment income (loss) to average net assets	6.14%	5.82%	4.75%	4.15%	4.73%

Portfolio turnover rate	91%	78%	84%	94%	128%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

FLEXIBLY MANAGED FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$95.04	$80.16	$91.22	$77.12	$65.45

Income (loss) from investment operations:
Net investment income (loss)[1]	2.11	1.90	1.08	0.68	0.72
Net realized and unrealized gain (loss) on investment transactions	9.73	12.98	(12.14)	13.42	10.95

Total from investment operations	11.84	14.88	(11.06)	14.10	11.67

Net asset value, end of period	$106.88	$95.04	$80.16	$91.22	$77.12

Total return[2]	12.46%	18.56%	(12.12% )	18.29%	17.83%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$5,155,480	$5,125,680	$4,596,816	$5,487,665	$4,886,355

Ratio of total expenses to average net assets	0.87%	0.88%	0.88%	0.87%	0.88%

Ratio of net investment income (loss) to average net assets	2.07%	2.17%	1.30%	0.80%	1.07%

Portfolio turnover rate	85%	69%	87%	51%	88%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

BALANCED FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024		2023		2022	2021		2020
Net asset value, beginning of period	$31.04		$26.34		$31.57	$27.27		$23.76

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.06)		(0.05)		(0.06)	(0.06)		(0.05)
Net realized and unrealized gain (loss) on investment transactions	4.78		4.75		(5.17)	4.36		3.56

Total from investment operations	4.72		4.70		(5.23)	4.30		3.51

Net asset value, end of period	$35.76		$31.04		$26.34	$31.57		$27.27

Total return[2]	15.20%		17.84%		(16.57% )	15.77%		14.77%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$79,205		$76,410		$70,323	$92,753		$84,348

Ratio of total expenses to average net assets[3]	0.20%		0.20%		0.22%	0.19%		0.20%

Ratio of net investment income (loss) to average net assets	(0.18%	)	(0.18%	)	(0.21% )	(0.19%	)	(0.20%	)

Portfolio turnover rate	9%		6%		5%	11%		15%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

LARGE GROWTH STOCK FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024		2023		2022	2021		2020
Net asset value, beginning of period	$74.05		$50.27		$83.11	$71.38		$52.10

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.39)		(0.25)		(0.33)	(0.48)		(0.29)
Net realized and unrealized gain (loss) on investment transactions	21.98		24.03		(32.51)	12.21		19.57

Total from investment operations	21.59		23.78		(32.84)	11.73		19.28

Net asset value, end of period	$95.64		$74.05		$50.27	$83.11		$71.38

Total return[2]	29.15%		47.31%		(39.52% )	16.44%		37.01%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$363,039		$312,171		$235,846	$428,687		$405,787

Ratio of total expenses to average net assets	0.93%		0.95%		0.97%	0.93%		0.95%

Ratio of net investment income (loss) to average net assets	(0.45%	)	(0.40%	)	(0.55% )	(0.61%	)	(0.50%	)

Portfolio turnover rate	34%		35%		29%	24%		35%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

LARGE CAP GROWTH FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$38.49	$31.08	$38.46	$30.56	$25.02

Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.08	0.05	0.02	0.05
Net realized and unrealized gain (loss) on investment transactions	6.14	7.33	(7.43)	7.88	5.49

Total from investment operations	6.19	7.41	(7.38)	7.90	5.54

Net asset value, end of period	$44.68	$38.49	$31.08	$38.46	$30.56

Total return[2]	16.08%	23.84%	(19.19% )	25.85%	22.14%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$70,546	$67,625	$62,655	$79,016	$68,536

Ratio of net expenses to average net assets[3]	0.87%	0.88%	0.89%	0.85%	0.88%

Ratio of total expenses to average net assets[4]	0.87%	0.89%	0.89%	0.85%	0.88%

Ratio of net investment income (loss) to average net assets	0.12%	0.22%	0.17%	0.05%	0.19%

Portfolio turnover rate	21%	21%	32%	16%	34%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]
The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

[4]
The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

LARGE CORE GROWTH FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024		2023		2022	2021	2020
Net asset value, beginning of period	$30.27		$22.36		$48.08	$50.05	$28.52

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.07)		(0.08)		(0.19)	(0.37)	(0.22)
Net realized and unrealized gain (loss) on investment transactions	7.02		7.99		(25.53)	(1.60)	21.75

Total from investment operations	6.95		7.91		(25.72)	(1.97)	21.53

Net asset value, end of period	$37.22		$30.27		$22.36	$48.08	$50.05

Total return[2]	22.96%		35.38%		(53.49% )	(3.94% )	75.49%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$134,737		$116,826		$93,465	$205,479	$222,028

Ratio of total expenses to average net assets	0.85%		0.87%		0.88%	0.84%	0.85%

Ratio of net investment income (loss) to average net assets	(0.21%	)	(0.29%	)	(0.67% )	(0.72% )	(0.60%	)

Portfolio turnover rate	13%		109%		50%	68%	74%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

LARGE CAP VALUE FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$45.32	$40.58	$42.38	$33.14	$32.39

Income (loss) from investment operations:
Net investment income (loss)[1]	0.48	0.54	0.49	0.31	0.35
Net realized and unrealized gain (loss) on investment transactions	5.21	4.20	(2.29)	8.93	0.40

Total from investment operations	5.69	4.74	(1.80)	9.24	0.75

Net asset value, end of period	$51.01	$45.32	$40.58	$42.38	$33.14

Total return[2]	12.55%	11.68%	(4.25% )	27.88%	2.32%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$164,632	$166,334	$165,481	$202,596	$177,811

Ratio of total expenses to average net assets	0.93%	0.94%	0.93%	0.91%	0.92%

Ratio of net investment income (loss) to average net assets	0.96%	1.29%	1.21%	0.80%	1.20%

Portfolio turnover rate	53%	68%	64%	49%	56%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

LARGE CORE VALUE FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$30.24	$27.92	$28.85	$23.18	$22.58

Income (loss) from investment operations:
Net investment income (loss)[1]	0.32	0.32	0.28	0.32	0.31
Net realized and unrealized gain (loss) on investment transactions	3.17	2.00	(1.21)	5.35	0.29

Total from investment operations	3.49	2.32	(0.93)	5.67	0.60

Net asset value, end of period	$33.73	$30.24	$27.92	$28.85	$23.18

Total return[2]	11.54%	8.31%	(3.22% )	24.46%	2.66%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$126,398	$135,883	$161,065	$189,136	$178,959

Ratio of total expenses to average net assets	0.92%	0.94%	0.93%	0.92%	0.91%

Ratio of net investment income (loss) to average net assets	0.99%	1.12%	1.02%	1.22%	1.52%

Portfolio turnover rate	50%	50%	50%	57%	80%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

INDEX 500 FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$42.63	$33.87	$41.45	$32.31	$27.30

Income (loss) from investment operations:
Net investment income (loss)[1]	0.50	0.49	0.45	0.38	0.39
Net realized and unrealized gain (loss) on investment transactions	9.99	8.27	(8.03)	8.76	4.62

Total from investment operations	10.49	8.76	(7.58)	9.14	5.01

Net asset value, end of period	$53.12	$42.63	$33.87	$41.45	$32.31

Total return[2]	24.61%	25.87%	(18.29% )	28.29%	18.35%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$852,442	$728,673	$622,068	$698,722	$595,933

Ratio of total expenses to average net assets	0.34%	0.35%	0.35%	0.34%	0.36%

Ratio of net investment income (loss) to average net assets	1.03%	1.30%	1.26%	1.03%	1.44%

Portfolio turnover rate	5%	4%	4%	3%	19%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

MID CAP GROWTH FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024		2023		2022	2021		2020
Net asset value, beginning of period	$38.02		$31.71		$45.74	$39.21		$26.23

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.18)		(0.15)		(0.17)	(0.28)		(0.11)
Net realized and unrealized gain (loss) on investment transactions	1.02		6.46		(13.86)	6.81		13.09

Total from investment operations	0.84		6.31		(14.03)	6.53		12.98

Net asset value, end of period	$38.86		$38.02		$31.71	$45.74		$39.21

Total return[2]	2.21%		19.90%		(30.67% )	16.66%		49.48%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$134,486		$148,173		$134,832	$210,047		$196,992

Ratio of total expenses to average net assets	0.97%		0.98%		0.98%	0.98%		0.95%

Ratio of net investment income (loss) to average net assets	(0.46%	)	(0.42%	)	(0.50% )	(0.64%	)	(0.38%	)

Portfolio turnover rate	39%		30%		29%	25%		26%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

MID CAP VALUE FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$29.08	$26.11	$27.67	$23.20	$26.45

Income (loss) from investment operations:
Net investment income (loss)[1]	0.30	0.28	0.25	0.14	0.23
Net realized and unrealized gain (loss) on investment transactions	3.57	2.69	(1.81)	4.33	(3.48)

Total from investment operations	3.87	2.97	(1.56)	4.47	(3.25)

Net asset value, end of period	$32.95	$29.08	$26.11	$27.67	$23.20

Total return[2]	13.31%	11.38%	(5.64% )	19.27%	(12.29%	)

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$88,468	$90,911	$88,708	$104,076	$94,762

Ratio of net expenses to average net assets[3]	0.83%	0.83%	0.83%	0.82%	0.82%

Ratio of total expenses to average net assets[4]	0.83%	0.84%	0.84%	0.82%	0.82%

Ratio of net investment income (loss) to average net assets	0.93%	1.04%	0.96%	0.54%	1.13%

Portfolio turnover rate	34%	46%	46%	59%	122%	(a)

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]
The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

[4]
The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

(a)	The Fund’s portfolio turnover rate increased substantially during the year ended December 31, 2020 due to a change in the Fund’s sub-adviser and associated repositioning.
The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

MID CORE VALUE FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$35.18	$33.21	$33.70	$27.37	$26.94

Income (loss) from investment operations:
Net investment income (loss)[1]	0.56	0.57	0.53	0.39	0.35
Net realized and unrealized gain (loss) on investment transactions	2.39	1.40	(1.02)	5.94	0.08

Total from investment operations	2.95	1.97	(0.49)	6.33	0.43

Net asset value, end of period	$38.13	$35.18	$33.21	$33.70	$27.37

Total return[2]	8.39%	5.93%	(1.45% )	23.13%	1.60%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$76,176	$81,193	$86,950	$94,537	$94,077

Ratio of total expenses to average net assets	1.04%	1.05%	1.04%	1.00%	1.04%

Ratio of net investment income (loss) to average net assets	1.51%	1.71%	1.61%	1.25%	1.46%

Portfolio turnover rate	54%	44%	74%	51%	75%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

SMID CAP GROWTH FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024		2023		2022	2021		2020
Net asset value, beginning of period	$46.00		$40.36		$56.43	$52.38		$34.39

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.29)		(0.19)		(0.24)	(0.43)		(0.25)
Net realized and unrealized gain (loss) on investment transactions	5.90		5.83		(15.83)	4.48		18.24

Total from investment operations	5.61		5.64		(16.07)	4.05		17.99

Net asset value, end of period	$51.61		$46.00		$40.36	$56.43		$52.38

Total return[2]	12.20%		13.97%		(28.48% )	7.73%		52.31%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$74,059		$72,193		$70,381	$103,780		$96,010

Ratio of total expenses to average net assets	1.05%		1.05%		1.05%	1.02%		1.05%

Ratio of net investment income (loss) to average net assets	(0.57%	)	(0.45%	)	(0.56% )	(0.77%	)	(0.65%	)

Portfolio turnover rate	84%		70%		70%	65%		97%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

SMID CAP VALUE FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$38.25	$32.79	$39.02	$28.78	$28.37

Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.18	0.20	0.22	0.18
Net realized and unrealized gain (loss) on investment transactions	3.49	5.28	(6.43)	10.02	0.23

Total from investment operations	3.65	5.46	(6.23)	10.24	0.41

Net asset value, end of period	$41.90	$38.25	$32.79	$39.02	$28.78

Total return[2]	9.54%	16.65%	(15.97% )	35.58%	1.45%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$50,480	$51,158	$54,653	$71,810	$57,672

Ratio of total expenses to average net assets	1.18%	1.19%	1.18%	1.15%	1.17%

Ratio of net investment income (loss) to average net assets	0.40%	0.52%	0.58%	0.61%	0.77%

Portfolio turnover rate	55%	49%	42%	53%	55%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024		2023		2022	2021		2020
Net asset value, beginning of period	$61.22		$51.60		$68.11	$62.66		$47.45

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.29)		(0.23)		(0.23)	(0.41)		(0.28)
Net realized and unrealized gain (loss) on investment transactions	8.17		9.85		(16.28)	5.86		15.49

Total from investment operations	7.88		9.62		(16.51)	5.45		15.21

Net asset value, end of period	$69.10		$61.22		$51.60	$68.11		$62.66

Total return[2]	12.88%		18.64%		(24.24% )	8.70%		32.06%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$101,006		$102,931		$96,426	$140,210		$142,595

Ratio of net expenses to average net assets	1.01%		1.03%		1.02%	0.99%		1.01%

Ratio of total expenses to average net assets	1.01%		1.03%		1.02%	0.99%		1.01%

Ratio of net investment income (loss) to average net assets	(0.45%	)	(0.41%	)	(0.42% )	(0.61%	)	(0.60%	)

Portfolio turnover rate	18%		22%		13%	19%		28%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

SMALL CAP VALUE FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$48.42	$43.46	$50.97	$40.24	$39.32

Income (loss) from investment operations:
Net investment income (loss)[1]	0.31	0.32	0.29	0.10	0.19
Net realized and unrealized gain (loss) on investment transactions	3.48	4.64	(7.80)	10.63	0.73

Total from investment operations	3.79	4.96	(7.51)	10.73	0.92

Net asset value, end of period	$52.21	$48.42	$43.46	$50.97	$40.24

Total return[2]	7.83%	11.41%	(14.74% )	26.67%	2.34%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$147,805	$157,939	$154,683	$199,173	$179,912

Ratio of net expenses to average net assets[3]	1.00%	1.02%	1.01%	0.98%	1.02%

Ratio of total expenses to average net assets[4]	1.01%	1.03%	1.01%	0.98%	1.02%

Ratio of net investment income (loss) to average net assets	0.63%	0.74%	0.64%	0.21%	0.58%

Portfolio turnover rate	84%	56%	57%	67%	84%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]
The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

[4]
The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

SMALL CAP INDEX FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$31.58	$27.17	$34.42	$30.10	$25.22

Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.23	0.18	0.10	0.10
Net realized and unrealized gain (loss) on investment transactions	3.22	4.18	(7.43)	4.22	4.78

Total from investment operations	3.40	4.41	(7.25)	4.32	4.88

Net asset value, end of period	$34.98	$31.58	$27.17	$34.42	$30.10

Total return[2]	10.77%	16.23%	(21.06% )	14.35%	19.35%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$84,853	$84,722	$80,151	$98,827	$75,852

Ratio of net expenses to average net assets[3]	0.71%	0.71%	0.70%	0.70%	0.74%

Ratio of total expenses to average net assets[4]	0.71%	0.71%	0.70%	0.70%	0.75%

Ratio of net investment income (loss) to average net assets	0.54%	0.81%	0.62%	0.30%	0.43%

Portfolio turnover rate	17%	14%	18%	31%	27%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]
The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

[4]
The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

DEVELOPED INTERNATIONAL INDEX FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.49	$14.92	$17.62	$15.94	$14.79

Income (loss) from investment operations:
Net investment income (loss)[1]	0.35	0.33	0.34	0.28	0.19
Net realized and unrealized gain (loss) on investment transactions	0.10	2.24	(3.04)	1.40	0.96

Total from investment operations	0.45	2.57	(2.70)	1.68	1.15

Net asset value, end of period	$17.94	$17.49	$14.92	$17.62	$15.94

Total return[2]	2.57%	17.23%	(15.32% )	10.54%	7.78%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$78,717	$88,287	$85,483	$114,158	$109,296

Ratio of net expenses to average net assets[3]	0.94%	0.93%	0.90%	0.85%	0.89%

Ratio of total expenses to average net assets[4]	0.94%	0.93%	0.90%	0.85%	0.89%

Ratio of net investment income (loss) to average net assets	1.93%	2.05%	2.25%	1.66%	1.39%

Portfolio turnover rate	2%	3%	3%	3%	5%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]
The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

[4]
The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

INTERNATIONAL EQUITY FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024	2023	2022	2021		2020
Net asset value, beginning of period	$39.46	$34.24	$43.79	$39.02		$33.95

Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.07	(0.01)	(0.04)		(0.05)
Net realized and unrealized gain (loss) on investment transactions	2.16	5.15	(9.54)	4.81		5.12

Total from investment operations	2.28	5.22	(9.55)	4.77		5.07

Net asset value, end of period	$41.74	$39.46	$34.24	$43.79		$39.02

Total return[2]	5.78%	15.25%	(21.81% )	12.23%		14.93%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$231,499	$251,066	$258,905	$353,005		$336,274

Ratio of total expenses to average net assets	1.07%	1.08%	1.07%	1.03%		1.06%

Ratio of net investment income (loss) to average net assets	0.30%	0.19%	(0.02% )	(0.10%	)	(0.14%	)

Portfolio turnover rate	152%	95%	52%	76%		75%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

EMERGING MARKETS EQUITY FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.97	$10.79	$14.08	$14.93	$13.52

Income (loss) from investment operations:
Net investment income (loss)[1]	0.06	0.05	0.07	0.01	(0.02)
Net realized and unrealized gain (loss) on investment transactions	(0.47)	0.13	(3.36)	(0.86)	1.43

Total from investment operations	(0.41)	0.18	(3.29)	(0.85)	1.41

Net asset value, end of period	$10.56	$10.97	$10.79	$14.08	$14.93

Total return[2]	(3.74% )	1.67%	(23.37% )	(5.69% )	10.43%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$71,351	$85,102	$94,075	$130,637	$145,335

Ratio of total expenses to average net assets	1.34%	1.33%	1.33%	1.25%	1.32%

Ratio of net investment income (loss) to average net assets	0.55%	0.50%	0.55%	0.07%	(0.19%	)

Portfolio turnover rate	72%	47%	64%	68%	121%	(a)

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

(a)	The Fund’s portfolio turnover rate increased substantially during the year ended December 31, 2020 due to a change in the Fund’s sub-adviser and associated repositioning.
The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

REAL ESTATE SECURITIES FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$31.40	$28.09	$37.63	$26.37	$27.25

Income (loss) from investment operations:
Net investment income (loss)[1]	0.64	0.66	0.52	0.28	0.39
Net realized and unrealized gain (loss) on investment transactions	1.37	2.65	(10.06)	10.98	(1.27)

Total from investment operations	2.01	3.31	(9.54)	11.26	(0.88)

Net asset value, end of period	$33.41	$31.40	$28.09	$37.63	$26.37

Total return[2]	6.40%	11.78%	(25.35% )	42.70%	(3.23% )

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$103,013	$113,445	$99,505	$140,061	$121,063

Ratio of total expenses to average net assets	0.97%	0.97%	0.97%	0.95%	0.97%

Ratio of net investment income (loss) to average net assets	1.96%	2.30%	1.63%	0.89%	1.59%

Portfolio turnover rate	29%	34%	27%	34%	64%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

AGGRESSIVE ALLOCATION FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024		2023		2022	2021		2020
Net asset value, beginning of period	$26.55		$23.01		$27.23	$23.39		$21.41

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.09)		(0.07)		(0.08)	(0.08)		(0.07)
Net realized and unrealized gain (loss) on investment transactions	3.30		3.61		(4.14)	3.92		2.05

Total from investment operations	3.21		3.54		(4.22)	3.84		1.98

Net asset value, end of period	$29.76		$26.55		$23.01	$27.23		$23.39

Total return[2]	12.09%		15.38%		(15.50% )	16.42%		9.25%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$57,183		$60,368		$55,617	$70,657		$70,074

Ratio of total expenses to average net assets[3]	0.34%		0.34%		0.34%	0.33%		0.33%

Ratio of net investment income (loss) to average net assets	(0.31%	)	(0.30%	)	(0.33% )	(0.33%	)	(0.33%	)

Portfolio turnover rate	12%		18%		17%	18%		17%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

MODERATELY AGGRESSIVE ALLOCATION FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024		2023		2022	2021		2020
Net asset value, beginning of period	$27.25		$23.81		$27.84	$24.14		$22.06

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.08)		(0.07)		(0.07)	(0.08)		(0.06)
Net realized and unrealized gain (loss) on investment transactions	3.09		3.51		(3.96)	3.78		2.14

Total from investment operations	3.01		3.44		(4.03)	3.70		2.08

Net asset value, end of period	$30.26		$27.25		$23.81	$27.84		$24.14

Total return[2]	11.05%		14.45%		(14.47% )	15.33%		9.43%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$198,019		$204,752		$192,855	$246,473		$227,084

Ratio of total expenses to average net assets[3]	0.30%		0.30%		0.30%	0.29%		0.30%

Ratio of net investment income (loss) to average net assets	(0.28%	)	(0.28%	)	(0.30% )	(0.29%	)	(0.30%	)

Portfolio turnover rate	14%		18%		15%	12%		17%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

MODERATE ALLOCATION FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024		2023		2022	2021		2020
Net asset value, beginning of period	$23.22		$20.59		$23.89	$21.46		$19.55

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.07)		(0.06)		(0.06)	(0.07)		(0.06)
Net realized and unrealized gain (loss) on investment transactions	2.19		2.69		(3.24)	2.50		1.97

Total from investment operations	2.12		2.63		(3.30)	2.43		1.91

Net asset value, end of period	$25.34		$23.22		$20.59	$23.89		$21.46

Total return[2]	9.13%		12.77%		(13.81% )	11.32%		9.77%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$199,124		$213,816		$220,593	$288,061		$285,910

Ratio of total expenses to average net assets[3]	0.30%		0.30%		0.30%	0.29%		0.30%

Ratio of net investment income (loss) to average net assets	(0.27%	)	(0.28%	)	(0.30% )	(0.29%	)	(0.30%	)

Portfolio turnover rate	14%		15%		11%	12%		17%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

MODERATELY CONSERVATIVE ALLOCATION FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024		2023		2022	2021		2020
Net asset value, beginning of period	$20.26		$18.30		$20.62	$18.99		$17.58

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.06)		(0.05)		(0.06)	(0.06)		(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.55		2.01		(2.26)	1.69		1.46

Total from investment operations	1.49		1.96		(2.32)	1.63		1.41

Net asset value, end of period	$21.75		$20.26		$18.30	$20.62		$18.99

Total return[2]	7.35%		10.71%		(11.25% )	8.58%		8.02%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$75,763		$78,953		$81,079	$99,775		$94,485

Ratio of total expenses to average net assets[3]	0.32%		0.32%		0.32%	0.31%		0.32%

Ratio of net investment income (loss) to average net assets	(0.27%	)	(0.28%	)	(0.31% )	(0.31%	)	(0.31%	)

Portfolio turnover rate	25%		16%		16%	20%		23%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

CONSERVATIVE ALLOCATION FUND
For a share outstanding throughout each period

	Year Ended December 31,
	2024		2023		2022	2021		2020
Net asset value, beginning of period	$17.05		$15.64		$17.35	$16.60		$15.51

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.04)		(0.04)		(0.05)	(0.06)		(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.02		1.45		(1.66)	0.81		1.14

Total from investment operations	0.98		1.41		(1.71)	0.75		1.09

Net asset value, end of period	$18.03		$17.05		$15.64	$17.35		$16.60

Total return[2]	5.75%		9.02%		(9.86% )	4.52%		7.03%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$42,853		$46,509		$47,950	$59,188		$61,854

Ratio of total expenses to average net assets[3]	0.35%		0.35%		0.35%	0.33%		0.33%

Ratio of net investment income (loss) to average net assets	(0.25%	)	(0.26%	)	(0.33% )	(0.33%	)	(0.33%	)

Portfolio turnover rate	34%		15%		12%	23%		30%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
The accompanying notes are an integral part of these financial statements.

INDEX PUBLISHERS INFORMATION
Standard & Poor’s
The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the shareholders of the Index 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to The Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Company or the Index 500 Fund. S&P has no obligation to take the needs of the Company or the shareholders of the Index 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the shares of the Index 500 Fund or the timing of the issuance or sale of shares of the Index 500 Fund or in the determination or calculation of the equation by which shares of the Index 500 Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of shares of the Index 500 Fund.
S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE COMPANY, OWNERS OF THE INDEX 500 FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of S&P Global and have been licensed for use by the Company.
Russell Investment Group
The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investments (“Russell”). Russell is not responsible for and has not reviewed the Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Russell Indexes.
Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark or Russell Investment Group.
MSCI Inc.
The Developed International Index Fund is not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Penn Mutual and its investment management business units, including the Company. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this Fund or any other person or entity regarding the advisability of investing in funds generally or in this Fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this Fund or the issuer or owners of this Fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this Fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this Fund to be issued or in the determination or calculation of the equation by or the consideration into which this Fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this Fund or any other person or entity in connection with the administration, marketing or offering of this Fund.
Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI indexes from sources that MSCI considers reliable, none of the MSCI parties warrants or guarantees the originality, accuracy and/or the completeness of any MSCI index or any data included therein. None of the MSCI parties makes any warranty, express or implied, as to results to be obtained by the issuer of this Fund, owners of this Fund, or any other person or entity, from the use of any MSCI index or any data included therein. None of the MSCI parties shall have any liability for any errors, omissions or interruptions of or in connection with any MSCI index or any data included therein. Further, none of the MSCI parties makes any express or implied warranties of any kind, and the MSCI parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI index and any data included therein. Without limiting any of the foregoing, in no event shall any of the MSCI parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits). Even if notified of the possibility of such damages.

THE PENN MUTUAL
LIFE INSURANCE COMPANY

About The Penn Mutual Life Insurance Company

For over 175 years, Penn Mutual has empowered individuals, families and businesses on the journey to achieve their financial goals. Through our partnership with Financial Professionals across the U.S., we help instill the confidence and reliability that comes from a stronger financial future. Penn Mutual and its affiliates offer a comprehensive suite of competitive products and services to meet the unique needs of Financial Professionals and their clients, including life insurance, annuities, wealth management and institutional asset management. To learn more, including current financial strength ratings, visit

www.pennmutual.com.

Statement of Additional Information

In addition to this Prospectus, the Company has a Statement of Additional Information ("SAI"), dated May 1, 2025, which contains additional information about the Funds. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

Additional information about each Fund's investments is also available in each Fund's annual and semi-annual reports to shareholders an in Form N-CSR. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. In Form N-CSR, you will find each Fund's annual and semi-annual financial statements. To request more information about the Funds, or obtain the Funds' SAI, Form N-CSR, and annual and semi-annual reports, without charge, you may contact Penn Mutual at 1-800-523-0650 and select "0" to speak with a customer service representative or visit Penn Mutual's website (www.pennmutual.com/FundLiterature).

Information about the Funds, including the SAI, Form N-CSR, and the annual and semi-annual reports, also may be obtained from the Securities and Exchange Commission ("SEC") in any of the following ways: (1) online: you may retrieve information from the SEC's website at www.sec.gov; or (2) by email: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov. Penn Series Funds, Inc.'s Investment Company Act registration number is 811-03459.

PM8663 05/25

STATEMENT OF ADDITIONAL INFORMATION

PENN SERIES FUNDS, INC.

Eight Tower Bridge

161 Washington Street, Suite 1111 Conshohocken, Pennsylvania 19428

Penn Series Funds, Inc. (the “Company”) is a no-load mutual fund family with twenty-nine separate investment portfolios (each, a “Fund” and collectively, the “Funds”).

MONEY MARKET FUND

LIMITED MATURITY BOND FUND

QUALITY BOND FUND

HIGH YIELD BOND FUND

FLEXIBLY MANAGED FUND

BALANCED FUND

LARGE GROWTH STOCK FUND

LARGE CAP GROWTH FUND

LARGE CORE GROWTH FUND

LARGE CAP VALUE FUND

LARGE CORE VALUE FUND

INDEX 500 FUND

MID CAP GROWTH FUND

MID CAP VALUE FUND

MID CORE VALUE FUND

SMID CAP GROWTH FUND

SMID CAP VALUE FUND

SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND

SMALL CAP INDEX FUND

DEVELOPED INTERNATIONAL INDEX FUND

INTERNATIONAL EQUITY FUND

EMERGING MARKETS EQUITY FUND

REAL ESTATE SECURITIES FUND

AGGRESSIVE ALLOCATION FUND

MODERATELY AGGRESSIVE ALLOCATION FUND

MODERATE ALLOCATION FUND

MODERATELY CONSERVATIVE ALLOCATION FUND

CONSERVATIVE ALLOCATION FUND

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Company’s Prospectus dated May 1, 2025 (the “Prospectus”). A copy of the Prospectus is available without charge upon request from The Penn Mutual Life Insurance Company, Attn: SAI Request, PO Box 178, Philadelphia, Pennsylvania, 19105. Or you can call us toll-free at 1-800-523-0650 or visit our website at www.pennmutual.com. Capitalized terms not defined herein are defined in the Prospectus. The audited financial statements, including the financial highlights appearing in the Company’s Form N-CSR filing to Shareholders for the fiscal year ended December 31, 2024 and filed electronically with the SEC, are incorporated by reference and made part of this SAI.

The date of this SAI is May 1, 2025.

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THE COMPANY

The Company is an open-end management investment company that offers shares of diversified Funds for variable annuity contracts and variable life insurance policies (collectively, “variable contracts”) issued by The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, The Penn Insurance and Annuity Company (“PIA”). Shares of each Fund are held by Penn Mutual and PIA in separate accounts (“Separate Accounts”) established for the purpose of funding variable contracts and by qualified pension plans. The Company was established as a Maryland corporation pursuant to Articles of Incorporation dated April 21, 1982.

The Funds currently do not foresee any disadvantages to the owners of variable contracts arising out of the fact that the Funds offer their shares to both variable annuity and variable life insurance policy separate accounts and to qualified pension plans. Nevertheless, this practice may give rise to certain conflicts of interests among variable annuity owners, variable life insurance policy owners and qualified plan investors under certain circumstances due to differences in tax treatment or other considerations. Both Penn Mutual and the Company’s Board of Directors monitor for the existence or potential existence of material irreconcilable conflicts, and will determine what action, if any, should be taken in response to such conflicts. If such a conflict were to arise between the holders of variable annuity contracts and variable life insurance policies, Penn Mutual may be required to withdraw the assets allocable to some or all of the separate accounts from one or more Funds. Any such withdrawal could disrupt orderly portfolio management to the potential detriment of such holders.

INVESTMENT OBJECTIVES

The investment objective of each Fund is set forth below. There can be no assurance that a Fund will achieve its investment objective. Each Fund’s investment objective is non-fundamental and may be changed by the Company’s Board of Directors without the approval of shareholders. Each Fund’s investment objective and principal investment strategies are described in full in the Prospectus. This information should be reviewed carefully before making an investment in a Fund.

FUND	INVESTMENT OBJECTIVE
Money Market Fund	Current income consistent with preserving capital and liquidity
Limited Maturity Bond Fund	Maximize total return consistent with preservation of capital
Quality Bond Fund	Maximize total return over the long term consistent with the preservation of capital
High Yield Bond Fund	High current income
Flexibly Managed Fund	Maximize total return (capital appreciation and income)
Balanced Fund	Long-term growth and current income
Large Growth Stock Fund	Long-term capital growth
Large Cap Growth Fund	Long-term capital appreciation
Large Core Growth Fund	Growth of capital
Large Cap Value Fund	Long-term growth of capital
Large Core Value Fund	Total return
Index 500 Fund	Total return (capital appreciation and income) which corresponds to that of the S&P 500 Index
Mid Cap Growth Fund	Growth of capital

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FUND	INVESTMENT OBJECTIVE
Mid Cap Value Fund	Growth of capital
Mid Core Value Fund	Capital appreciation
SMID Cap Growth Fund	Long-term growth of capital (capital appreciation)
SMID Cap Value Fund	Long-term growth of capital
Small Cap Growth Fund	Capital appreciation
Small Cap Value Fund	Capital appreciation
Small Cap Index Fund	To replicate the returns and characteristics of a small cap index
Developed International Index Fund	To replicate the returns and characteristics of an international index composed of securities from developed countries
International Equity Fund	Capital appreciation
Emerging Markets Equity Fund	Capital appreciation
Real Estate Securities Fund	High total return consistent with reasonable investment risks
Aggressive Allocation Fund	Long-term capital growth consistent with its asset allocation strategy
Moderately Aggressive Allocation Fund	Long-term capital growth and current income consistent with its asset allocation strategy
Moderate Allocation Fund	Long-term capital growth and current income consistent with its asset allocation strategy
Moderately Conservative Allocation Fund	Long-term capital growth and current income consistent with its asset allocation strategy
Conservative Allocation Fund	Long-term capital growth and current income consistent with its asset allocation strategy

INVESTMENT POLICIES

Information in this SAI supplements the discussion in the Prospectus regarding the Funds’ investment policies and restrictions of the Funds. Unless otherwise specified, the investment policies and restrictions are not fundamental policies and may be changed by the Board of Directors without shareholder approval. Each Fund that has a non-fundamental investment policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a particular type of investment or security can change such policy upon 60 days’ prior notice to shareholders. Fundamental policies and restrictions of each Fund may not be changed without the approval of at least a majority of the outstanding voting shares of that Fund. The vote of a majority of the outstanding voting shares of a Fund means the vote of (i) 67% or more of the voting shares represented at a meeting of shareholders, if the holders of 50% or more of the outstanding voting shares of the Fund are represented, or (ii) more than 50% of the outstanding voting shares of the Fund, whichever is less.

Unless otherwise stated herein, each Fund, except the Money Market Fund, may purchase any of the securities and engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of Penn Mutual Asset Management, LLC (the “Adviser” or “PMAM”) or the Fund’s sub-adviser (“Sub-Adviser”), such investment will be advantageous to the Fund. In the case of the Money Market Fund, consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund will invest no less than 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities and cash. In addition to these

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investments, the Money Market Fund may invest up to 0.5% of its total assets in any of the securities described below that are U.S. dollar-denominated securities that the Board determines present minimal credit risks and are eligible securities, as defined under Rule 2a-7, at the time of acquisition. The Money Market Fund may also engage in the investment techniques described below, including borrowing, to the extent such techniques are consistent with Rule 2a-7.

SECURITIES, INVESTMENT TECHNIQUES AND RISK FACTORS

Borrowing

While most of the Funds do not intend to borrow funds for investment purposes, each Fund reserves the right to do so. Borrowing for investment purposes is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. A Fund also may enter into certain transactions, including reverse repurchase agreements (which, consistent with a rule under the 1940 Act, may be treated as either borrowings or derivatives transactions), which can be viewed as constituting a form of leveraging by the Fund. Leveraging will exaggerate the effect on the net asset value per share (“NAV”) of the Fund of any increase or decrease in the market value of a Fund’s portfolio. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Generally, the Funds would use this form of leverage during periods when the Adviser or Sub-Adviser believes that the Fund’s investment objective would be furthered.

Each Fund also may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, each Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, each Fund is authorized to pledge (i.e., transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Fund’s total assets in connection with any borrowing.

Collateralized Debt Obligations

Each Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate

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loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund. For both CBOs and CLOs, the cashflows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the collateral may decline in value or default or its credit rating may be downgraded, if rated by a nationally recognized statistical rating organization; (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO’s manager may perform poorly.

Derivatives

Each Fund may invest in derivatives. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivatives include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts, and swap agreements. More detailed information about the types of derivatives the Funds may invest in is set forth below.

Rule 18f-4, which governs the use of derivatives by registered investment companies (“Rule 18f-4”), imposes limits on the amount of leverage risk to which a fund may be exposed through the use of such derivatives and requires the adoption of certain derivatives risk management measures. Under Rule 18f-4, a fund’s investment in such derivatives is limited through value-at-risk (“VaR”) testing. Specifically, the VaR of the fund’s portfolio may not exceed 200% of the VaR of a specific unleveraged designated reference portfolio using relative VaR testing (or 20% of the value of the fund’s net assets using absolute VaR testing). Generally, a fund whose derivatives exposure, including exposure obtained through the fund’s subsidiary, exceeds 10% of its net assets is required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. Funds whose derivatives exposure does not exceed 10% of their net assets may be considered limited derivatives users and are not required to comply with all of the conditions of Rule 18f-4, including the adoption of a derivatives risk management program and appointment of a derivatives risk manager, though they are required to adopt policies and procedures designed to manage derivatives risk.

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Historically, advisers to registered investment companies trading certain types of derivatives deemed to be commodity interests (such as futures contracts, options on futures contracts, and swaps) have been able to claim an exclusion pursuant to U.S. Commodity Futures Trading Commission (“CFTC”) Regulation 4.5 from the commodity pool operator (“CPO”) registration requirement prescribed by the Commodity Exchange Act (“CEA”). In February 2012, the CFTC adopted substantial amendments to that regulation. As a result of the amendments, a fund must either operate within certain trading and marketing limitations with respect to the fund’s use of derivatives subject to regulation by the CFTC, or the fund’s investment adviser must register with the CFTC as a CPO subjecting the investment adviser and the fund to regulation by the CFTC. Under the amended rules, an investment adviser of a fund may claim an exclusion from registration as a CPO only if the fund it advises invests in commodity interests solely for “bona fide hedging purposes,” or limits its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts and complies with certain marketing restrictions.

PMAM has claimed an exclusion from the CPO registration requirement pursuant to CFTC Regulation 4.5 with respect to each Fund. Accordingly, neither the Funds nor PMAM (in its capacity as adviser to the Funds) is subject to registration as a CPO under the CEA or regulation by the CFTC. To remain eligible for the exclusion, each Fund is limited in its ability to use derivatives subject to regulation by the CFTC. In the event that a Fund’s investments in such derivatives exceed such limitations, PMAM may be required to register as a CPO under the CEA with respect to such Fund. A Fund’s ability to invest in derivatives considered to be commodity interests is limited by PMAM’s intention to operate the Fund in a manner that would permit PMAM to continue to claim the exclusion pursuant to CFTC Regulation 4.5, which may adversely affect the Fund’s total return. In the event PMAM becomes unable to rely on the exclusion and is required to register with the CFTC as a CPO with respect to a Fund, such Fund’s expenses may increase, adversely affecting the Fund’s total return.

Foreign Currency Transactions. As a means of reducing the risks associated with investing in securities denominated in foreign currencies, each Fund may purchase or sell foreign currency on a forward basis (“forward contracts”) and, enter into foreign currency futures and options on futures contracts (“forex futures”) and foreign currency options (“forex options”). These investment techniques may be used to either hedge against anticipated future changes in currency prices that otherwise might adversely affect the value of the Fund’s investments or to provide a Fund with exposure to a particular currency.

Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forex futures are standardized contracts for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Forex futures traded in the United States are traded on regulated futures exchanges. A Fund will incur brokerage fees when it purchases or sells forex futures and it will be required to maintain margin deposits. Parties to a forex future must make initial margin deposits to secure performance of the contract, which generally range from 2% to 5% of the contract price. There also are requirements to make “variation” margin deposits as the value of the futures contract fluctuates.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. When the Adviser or Sub-Adviser believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of the foreign

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currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Large Growth Stock Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund and High Yield Bond Fund do not intend to enter into such forward contracts under these circumstances on a regular or continuous basis, and will not do so if, as a result, the Fund will have more than 15% of the value of its total assets committed to the consummation of such contracts. The Large Growth Stock Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund and High Yield Bond Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate them to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency. The International Equity Fund and Emerging Markets Equity Fund may enter into a forward contract to buy or sell foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund’s portfolio securities denominated in such currency. In certain circumstances the Sub-Adviser to the International Equity Fund and Emerging Markets Equity Fund may commit a substantial portion of the portfolio to the consummation of forward contracts. The Developed International Index Fund may use forward contracts and forex futures to gain exposure to a particular currency. The Real Estate Securities Fund may use currency forward contracts to manage risks and to facilitate transactions in foreign securities. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies.

At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

It also should be realized that this method of protecting the value of a Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from the value of such currency increase.

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Although each Fund values its assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Futures Contracts. Each Fund may invest in futures contracts and options thereon (interest rate futures contracts, currency futures or stock index futures contracts, as applicable). Each Fund will limit its use of futures contracts so that: (i) no more than 5% of the Fund’s total assets will be committed to initial margin deposits or premiums on options and (ii) immediately after entering into such contracts, no more than 30% of the Fund’s total assets would be represented by such contracts. Such futures contracts may be entered into for speculative purposes, to hedge risks associated with the Fund’s securities investments (e.g., to protect against stock price, interest rate or currency rate declines), to serve as a substitute for the purchase or sale of securities or currencies, or to provide an efficient means of regulating its exposure to the market. When buying or selling futures contracts, a Fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as “initial margin” and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. Government securities. Subsequent payments to and from the broker, known as “variation margin” may be made daily, if necessary, as the value of the futures contracts fluctuates. This process is known as “marking-to-market.” The margin amount will be returned to a Fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage.

Successful use of futures by a Fund is subject, first, to the Adviser’s or Sub-Adviser’s ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions.

Even if the Adviser or Sub-Adviser has correctly predicted market movements, the success of a futures position may be affected by imperfect correlations between the price movements of the futures contract and the securities being hedged. A Fund may purchase or sell futures contracts on any stock index or interest rate index or instrument whose movements will, in the Adviser’s or Sub-Adviser’s judgment, have a significant correlation with movements in the prices of all or portions of the Fund’s portfolio securities. The correlation between price movements in the futures contract and in the portfolio securities probably will not be perfect, however, and may be affected by differences in historical volatility or temporary price distortions in the futures markets. To attempt to compensate for such differences, the Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or purchase. Despite such efforts, the correlation between price movements in the futures contract and the portfolio securities may be worse than anticipated, which could cause the Fund to suffer losses even if the Adviser or Sub-Adviser had correctly predicted the general movement of the market.

A Fund that engages in the purchase or sale of futures contracts may also incur risks arising from illiquid markets. The ability of a Fund to close out a futures position depends on the availability of a liquid market in the futures contract, and such a market may not exist for a variety of reasons, including daily limits on price movements in futures markets. In the event a Fund is unable to close out a futures position because of illiquid markets, it would be required to continue to make daily variation margin payments, and could suffer losses due to market changes in the period before the futures position could be closed out.

The trading of futures contracts is also subject to the risks of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

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Options on futures contracts are subject to risks similar to those described above, and also to a risk of loss due to an imperfect correlation between the option and the underlying futures contract.

Hybrid Instruments. Each Fund may invest in hybrid instruments. Each of the High Yield Bond Fund and Flexibly Managed Fund may invest up to 10% of its total assets in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities futures and options. For example, the principal amount, redemption, conversion terms, or interest rate of a hybrid instrument could be related (positively or negatively) to the market price of some commodity, currency, security, or securities index or another interest rate (each, a “benchmark”). Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrid instruments may or may not bear interest or pay dividends. The value of a hybrid instrument or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid instrument. Under certain conditions, the redemption value of a hybrid instrument could be zero. Thus, an investment in a hybrid instrument may entail significant market risks that are not associated, for example, with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrid instruments also exposes a Fund to the credit risk of the issuer of the hybrid instrument. These risks may cause significant fluctuations in the net asset value of the Fund.

Options. Each Fund may write covered call and buy put options on its portfolio securities and purchase call or put options on securities and securities indices. The aggregate market value of the portfolio securities covering call or put options will not exceed 25% of a Fund’s total assets. Such options may be exchange-traded or dealer options. An option gives the owner the right to buy or sell securities at a predetermined exercise price for a given period of time. Although options will primarily be used to minimize principal fluctuations and for hedging purposes, certain Funds may invest in options to generate additional premium income for the Funds. All investments in options involve certain risks. Writing covered call options involves the risk of not being able to effect closing transactions at a favorable price or participate in the appreciation of the underlying securities or index above the exercise price. The High Yield Bond Fund may engage in other options transactions, including the purchase of spread options, which give the owner the right to sell a security that it owns at a fixed dollar spread or yield spread in relation to another security that the owner does not own, but which is used as a benchmark, and uncovered put options.

A Fund will write call options only if they are “covered.” This means that a Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the “covered” option, or will earmark cash, U.S. Government securities or other liquid debt obligations having a value equal to the fluctuating market value of the optioned securities.

Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, riskier than an investment in the underlying securities themselves.

There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (“Exchange”), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an

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Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

Swap Agreements. Each Fund may enter into swap transactions, including interest rate swap, credit default swap, NDF, and total return swap transactions. Swap transactions are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap transactions will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with “caps,” “floors” or “collars.” A “cap” is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A “floor” is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A “collar” is essentially a combination of a long cap and a short floor where the limits are set at different levels.

The use of swap transactions by a Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap transactions have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Bilateral OTC transactions differ from exchange-traded or cleared derivatives transactions in several respects. Bilateral OTC transactions are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, bilateral OTC transaction pricing is normally done by reference to information from market makers and/or available index data, which information is carefully monitored by the Adviser or Sub-Adviser and verified in appropriate cases. As bilateral OTC transactions are entered into directly with a dealer, there is a risk of nonperformance by the dealer as a result of its insolvency or otherwise. Under regulations adopted by the CFTC and federal banking regulators (“Margin Rules”), a Fund is required to post collateral (known as variation margin) to cover the mark-to-market exposure in respect of its uncleared swaps. The Margin Rules also mandate that collateral in the form of initial margin be posted to cover potential future exposure attributable to uncleared swap transactions. In the event a Fund is required to post collateral in the form of initial margin or variation margin in respect of its uncleared swap transactions, all such collateral will be posted with a third party custodian pursuant to a triparty custody agreement between the Fund, its dealer counterparty and an unaffiliated custodian.

The requirement to execute certain OTC derivatives contracts on exchanges or electronic trading platforms called swap execution facilities (“SEFs”) may offer certain advantages over traditional bilateral OTC trading, such as ease of execution, price transparency, increased liquidity and/or favorable pricing. However, SEF trading may make it more difficult and costly for a Fund to enter into highly tailored or customized transactions and may result in additional costs and risks. Market participants such as the Funds that execute derivatives contracts

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through a SEF, whether directly or through a broker intermediary, are required to submit to the jurisdiction of the SEF and comply with SEF and CFTC rules and regulations which impose, among other things disclosure and recordkeeping obligations. In addition, a Fund will generally incur SEF or broker intermediary fees when it trades on a SEF. A Fund may also be required to indemnify the SEF or broker intermediary for any losses or costs that may result from the Fund’s transactions on the SEF.

Each Fund may also invest in options on swap agreements, or “swaptions.” A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. A Fund may write (sell) and purchase put and call swaptions. A Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. A Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. A Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in a Fund’s use of options.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Illiquid Investments

Illiquid investments generally are those which are not reasonably expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities.

Each Fund may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act or securities that are offered in an exempt non-public offering under the Act, including unregistered equity securities offered at a discount in a private placement that are issued by companies that have outstanding, publicly traded equity securities of the same class (a “private investment in public equity,” or a “PIPE”). Any such security will not be considered illiquid so long as it is determined by the Adviser or Sub-Adviser, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the Adviser or Sub-Adviser will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A Fund’s treatment of Rule 144A securities as liquid could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The Adviser or Sub-Adviser will continue to monitor the liquidity of any Rule 144A security which has been determined to be liquid. If a security is no longer liquid because of changed conditions, the holdings of illiquid investments will be reviewed to determine if any steps are required to assure compliance with applicable limitations on investments in illiquid investments. The International Equity Fund also may invest in securities which may be considered to be “thinly-traded” if they are deemed to offer the potential for appreciation, but does not presently intend to invest more than 5% of its total assets in such securities. The trading volume of such securities is generally lower and their prices may be more volatile as a result, and such securities are less likely to be exchange-listed securities.

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Investment Companies

Each Fund may invest in securities issued by other investment companies, including those of affiliated investment companies. Securities of investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rule or regulations may be amended or interpreted from time to time. The Balanced Fund and LifeStyle Funds will invest substantially all of their assets in other Penn Series Funds. The Large Growth Stock and Flexibly Managed Funds also may invest cash reserves in shares of T. Rowe Price internally-managed money market funds. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses.

Generally, a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if the Fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder. Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Consistent with the restrictions discussed above, each Fund may invest in several different types of investment companies from time to time, including mutual funds, ETFs, closed-end funds, and business development companies (“BDCs”), when the Adviser or Sub-Adviser believes such an investment is in the best interests of the Fund and its shareholders. For example, the Fund may elect to invest in another investment company when such an investment presents a more efficient investment option than buying securities individually. A Fund also may invest in investment companies that are included as components of an index to seek to track the performance of that index.

Investment companies may include index-based investments, such as ETFs that hold substantially all of the component securities of a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Each Fund also may invest in ETFs that are actively managed to the extent such investments are consistent with its investment objective and policies.

Except for the Balanced Fund and LifeStyle Funds, each Fund is prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act except in compliance with Section 12(d)(1) and Rule 12d1-4 thereunder.

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Investments in China A Shares

The Emerging Markets Equity Fund may invest in A Shares of companies based in China through the Shanghai-Hong Kong Stock Connect program or Shenzhen-Hong Kong Stock Connect program (collectively, “Stock Connect”) subject to any applicable regulatory limits. Stock Connect is a securities trading and clearing linked program developed by Hong Kong Exchanges and Clearing Limited (“HKEx”), the Hong Kong Securities Clearing Company Limited (“HKSCC”), Shanghai Stock Exchange (“SSE”), Shenzhen Stock Exchange (“SZSE”) and China Securities Depository and Clearing Corporation Limited (“ChinaClear”) with the aim of achieving mutual stock market access between China and Hong Kong. This program allows foreign investors to trade certain SSE-listed or SZSE-listed China A Shares through their Hong Kong based brokers. All Hong Kong and overseas investors in Stock Connect will trade and settle SSE or SZSE securities in the offshore Renminbi (“CNH”) only. The Fund will be exposed to any fluctuation in the exchange rate between the U.S. Dollar and CNH in respect of such investments.

By seeking to invest in the domestic securities markets of China via Stock Connect the Fund is subject to the following additional risks:

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General Risks. The relevant regulations are relatively untested and subject to change. There is no certainty as to how they will be applied, which could adversely affect the Fund. The program requires use of new information technology systems which may be subject to operational risk due to the program’s cross-border nature. If the relevant systems fail to function properly, trading in both Hong Kong and Chinese markets through the program could be disrupted.

Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when it is a normal trading day for the Chinese market but Stock Connect is not trading. As a result, the Fund may be subject to the risk of price fluctuations in China A Shares when the Fund cannot carry out any China A Shares trading.

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Foreign Shareholding Restrictions. The trading, acquisition, disposal and holding of securities under Stock Connect are subject at all times to applicable law, which imposes purchasing and holding limits. These limitations and restrictions may have the effect of restricting an investor’s ability to purchase, subscribe for or hold any China A Shares or to take up any entitlements in respect of such shares, or requiring an investor to reduce its holding in any securities, whether generally or at a particular point of time, and whether by way of forced sale or otherwise. As such, investors may incur loss arising from such limitations, restrictions and/or forced sale.

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China A Shares Market Suspension Risk. China A-shares may only be bought from, or sold to, the Fund at times when the relevant China A-shares may be sold or purchased on the relevant Chinese stock exchange. SSE and SZSE typically have the right to suspend or limit trading in any security traded on the relevant exchange if necessary to ensure an orderly and fair market and that risks are managed prudently. In the event of the suspension, the Fund’s ability to access the Chinese market will be adversely affected.

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Clearing and Settlement Risk. HKSCC and ChinaClear have established the clearing links and each will become a participant of each other to facilitate clearing and settlement of cross-boundary trades. For cross-boundary trades initiated in a market, the clearing house of that market will on one hand clear and settle with its own clearing participants and on the other hand undertake to fulfill the clearing and settlement obligations of its clearing participants with the counterparty clearing house.

In the event ChinaClear defaults, HKSCC’s liabilities under its market contracts with clearing participants may be limited to assisting clearing participants with claims. It is anticipated that HKSCC will act in good faith to seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or the liquidation of ChinaClear. Regardless, the process of recovery could be delayed and the Fund may not fully recover its losses or its Stock Connect securities.

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Legal/Beneficial Ownership. Where securities are held in custody on a cross-border basis there are specific legal and beneficial ownership risks linked to the compulsory requirements of the local central securities depositaries, HKSCC and ChinaClear.

As in other emerging markets, the legislative framework is only beginning to develop the concept of legal/formal ownership and of beneficial ownership or interest in securities. In addition, HKSCC, as nominee holder, does not guarantee the title to Stock Connect securities held through it and is under no obligation to enforce title or other rights associated with ownership on behalf of beneficial owners. Consequently, the courts may consider that any nominee or custodian as registered holder of Stock Connect securities would have full ownership thereof, and that those Stock Connect securities would form part of the pool of assets of such entity available for distribution to creditors of such entities and/or that a beneficial owner may have no rights whatsoever in respect thereof. Consequently, neither the Fund nor its custodian can ensure that the Fund’s ownership of these securities or title thereto is assured.

To the extent that HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, it should be noted that the Fund and its custodian will have no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Fund suffers losses resulting from the performance or insolvency of HKSCC.

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Operational Risk. The HKSCC provides clearing, settlement, nominee functions and other related services in respect of trades executed by Hong Kong market participants. Chinese regulations which include certain restrictions on selling and buying will apply to all market participants. Trading via Stock Connect may require pre-delivery or pre-validation of cash or shares to or by a broker. If the cash or shares are not in the broker’s possession before the market opens on the day of selling, the sell order will be rejected. As a result, the Fund may not be able to purchase and/or dispose of holdings of China A Shares in a timely manner.

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Day Trading Restrictions. Day (turnaround) trading is not permitted through Stock Connect. Investors buying A Shares on day T can only sell the shares on and after day T+1 subject to any Stock Connect rules.

•	Quota Limitations. The Stock Connect program is subject to daily quota limitations which may restrict the Fund’s ability to invest in China A Shares through the program on a timely basis.

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Investor Compensation. The Fund will not benefit from the China Securities Investor Protection Fund in mainland China. The China Securities Investor Protection Fund is established to pay compensation to investors in the event that a securities company in mainland China is subject to compulsory regulatory measures (such as dissolution, closure, bankruptcy, and administrative takeover by the China Securities Regulatory Commission). Since the Fund is carrying out trading of China A-Shares through securities brokers in Hong Kong, but not mainland China brokers, it is therefore not protected by the China Securities Investor Protection Fund. That said, if the Fund suffers losses due to default matters of its securities brokers in Hong Kong in relation to the investment of China A-Shares through the Stock Connect program, it would be compensated by Hong Kong’s Investor Compensation Fund.

Tax within China. Uncertainties in Chinese tax rules governing taxation of income and gains from investments in A Shares via Stock Connect could result in unexpected tax liabilities for the Fund. The Fund’s investments in securities, including A Shares, issued by Chinese companies may cause the Fund to become subject to withholding and other taxes imposed by China.

If the Fund were considered to be a tax resident of China, it would be subject to Chinese corporate income tax at the rate of 25% on its worldwide taxable income. If the Fund were considered to be a non-resident enterprise with a “permanent establishment” in China, it would be subject to Chinese corporate income tax of 25% on the profits attributable to the permanent establishment. The Sub-Adviser intends to operate the Fund in a manner that will prevent it from being treated as a tax resident of China and from having a permanent establishment in China. It is possible, however, that China could disagree with that conclusion, or that changes in Chinese tax law could affect the Chinese corporate income tax status of the Fund.

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China generally imposes withholding income tax at a rate of 10% on dividends, premiums, interest and capital gains originating in China and paid to a company that is not a resident of China for tax purposes and that has no permanent establishment in China. The withholding is in general made by the relevant Chinese tax resident company making such payments. In the event the relevant Chinese tax resident company fails to withhold the relevant Chinese withholding income tax or otherwise fails to pay the relevant withholding income tax to Chinese tax authorities, the competent tax authorities may, at their sole discretion, impose tax obligations on the Fund.

The Ministry of Finance of China, the State Administration of Taxation of China and the China Securities Regulatory Commission issued Caishui No. 81 on October 31, 2014 (“Notice 81”) and Caishui [2016] No. 127 on November 5, 2016 (“Notice 127”), both of which state that the capital gain from disposal of China A Shares by foreign investors enterprises via Stock Connect will be temporarily exempt from withholding income tax. Notice 81 and Notice 127 also state that the dividends derived from A Shares by foreign investors enterprises is subject to a 10% withholding income tax.

There is no indication of how long the temporary exemption will remain in effect and the Fund may be subject to such withholding income tax in the future. If, in the future, China begins applying tax rules regarding the taxation of income from investments through Stock Connect and/or begins collecting capital gains taxes on such investments, the Fund could be subject to withholding income tax liability if the Fund determines that such liability cannot be reduced or eliminated by applicable tax treaties. The Chinese tax authorities may in the future issue further guidance in this regard and with potential retrospective effect. The negative impact of any such tax liability on the Fund’s return could be substantial.

In light of the uncertainty as to how gains or income that may be derived from the Fund’s investments in China will be taxed, the Fund reserves the right to provide for withholding tax on such gains or income and withhold tax for the account of the Fund. Withholding tax may already be withheld at a broker/custodian level.

Any tax provision, if made, will be reflected in the net asset value of the Fund at the time the provision is used to satisfy tax liabilities. If the actual applicable tax levied by the Chinese tax authorities is greater than that provided for by the Fund so that there is a shortfall in the tax provision amount, the net asset value of the Fund may suffer as the Fund will have to bear additional tax liabilities. In this case, then existing and new shareholders in the Fund will be disadvantaged. If the actual applicable tax levied by Chinese tax authorities is less than that provided for by the Fund so that there is an excess in the tax provision amount, shareholders who redeemed Fund shares before the Chinese tax authorities’ ruling, decision or guidance may have been disadvantaged as they would have borne any loss from the Fund’s overprovision. In this case, the then existing and new shareholders in the Fund may benefit if the difference between the tax provision and the actual taxation liability can be returned to the account of the Fund as assets thereof. Any excess in the tax provision amount shall be treated as property of the Fund, and shareholders who previously transferred or redeemed their Fund shares will not be entitled or have any right to claim any part of the amount representing the excess.

Stamp duty under the Chinese laws generally applies to the execution and receipt of taxable documents, which include contracts for the sale of A Shares traded on Chinese stock exchanges. In the case of such contracts, the stamp duty is currently imposed on the seller but not on the purchaser, at the rate of 0.05%. The sale or other transfer by the Sub-Adviser of A Shares will accordingly be subject to Chinese stamp duty, but the Fund will not be subject to Chinese stamp duty when it acquires A Shares.

The Fund may also potentially be subject to Chinese value added tax at the rate of 6% on capital gains derived from trading of A Shares and interest income (if any). Existing guidance provides a temporary value added tax exemption for Hong Kong and overseas investors in respect of their gains derived from the trading of Chinese securities through Stock Connect. Because there is no indication how long the temporary exemption will remain in effect, the Fund may be subject to such value added tax in the future. In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of

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3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if the Fund were liable for value added tax it would also be required to pay the applicable surtaxes.

The Chinese rules for taxation of Stock Connect are evolving, and certain of the tax regulations to be issued by the State Administration of Taxation of China and/or Ministry of Finance of China to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Fund and its shareholders. The imposition of taxes, particularly on a retrospective basis, could have a material adverse effect on the Fund’s returns. Before further guidance is issued and is well established in the administrative practice of the Chinese tax authorities, the practices of the Chinese tax authorities that collect Chinese taxes relevant to the Fund may differ from, or be applied in a manner inconsistent with, the practices with respect to the analogous investments described herein or any further guidance that may be issued. The value of the Fund’s investment in China and the amount of its income and gains could be adversely affected by an increase in tax rates or change in the taxation basis.

The above information is only a general summary of the potential Chinese tax consequences that may be imposed on the Fund and its shareholders either directly or indirectly and should not be taken as a definitive, authoritative or comprehensive statement of the relevant matter. Shareholders should seek their own tax advice on their tax position with regard to their investment in the Fund.

The Chinese government has implemented a number of tax reform policies in recent years. The current tax laws and regulations may be revised or amended in the future. Any revision or amendment in tax laws and regulations may affect the after-taxation profit of Chinese companies and foreign investors in such companies, such as the Fund.

Investments in Debt Securities

Debt securities in which each Fund may invest include those described below.

U.S. Government Obligations. Each Fund may invest in bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. Government Agency Securities. Each Fund may invest in debt securities issued or guaranteed by U.S. Government sponsored enterprises, federal agencies, and international institutions. These include securities issued by Fannie Mae, Government National Mortgage Association, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and the remainder are supported only by the credit of the instrumentality.

Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, which are currently being operated under the conservatorship of the Federal Housing Finance Agency, there can be no assurance that it will support these in other government-sponsored enterprises in the future.

Long-Term, Medium to Lower Quality Corporate Debt Securities. Each Fund may invest in medium to lower quality corporate debt securities. The High Yield Bond Fund will invest in outstanding convertible and nonconvertible corporate debt securities (e.g., bonds and debentures) that generally have maturities between 6 and 12 years. This Fund will generally invest in long-term corporate obligations which are rated BBB or lower by S&P or Baa or lower by Moody’s, or, if not rated, are of equivalent quality as determined by the Sub-Adviser.

Deferrable Subordinated Securities. The High Yield Bond Fund may invest in deferrable subordinated securities. Recently, securities have been issued which have long maturities and are deeply subordinated in the

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issuer’s capital structure. They generally have 30-year maturities and permit the issuer to defer distributions for up to five years. These characteristics give the issuer more financial flexibility than is typically the case with traditional bonds. As a result, the securities may be viewed as possessing certain “equity-like” features by rating agencies and bank regulators. However, the securities are treated as debt securities by market participants, and the fund intends to treat them as such as well. These securities may offer a mandatory put or remarketing option that creates an effective maturity date significantly shorter than the stated one. The High Yield Bond Fund will invest in these securities to the extent their yield, credit, and maturity characteristics are consistent with the Fund’s investment objective and program.

Additional Risks of High Yield Investing. The high yield securities in which a Fund may invest are predominantly speculative with regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which a Fund may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. Furthermore, the share price and yield of a Fund like the High Yield Bond Fund are expected to be more volatile than the share price and yield of a fund investing in higher quality securities, which react primarily to movements in the general level of interest rates. While each Sub-Adviser carefully considers these factors and attempts to reduce risk by diversifying its portfolio, by analyzing the creditworthiness of individual issuers, and by monitoring trends in the economy, financial markets, and specific industries. Such efforts, however, will not eliminate risk. High yield bonds may be more susceptible than investment grade bonds to real or perceived adverse economic and competitive industry conditions. High yield bond prices may decrease in response to a projected economic downturn because the advent of a recession could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. Highly leveraged issuers also may find it difficult to obtain additional financing during a period of rising interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds. As such, the prices at which lower quality bonds can be sold may be adversely affected, and valuing such lower quality bonds can be a difficult task. If market quotations are not available, these securities will be valued in accordance with a Fund’s fair valuation policies and procedures adopted by the Fund’s Board of Directors.

Investment Grade Corporate Debt Securities. Each Fund may invest in corporate debt securities of various maturities that are considered investment grade securities. The Limited Maturity Bond Fund and the Quality Bond Fund will invest principally in corporate debt securities of various maturities that are considered investment grade securities by at least one of the established rating services (e.g., AAA, AA, A, or BBB by S&P) or, if not rated, are of equivalent quality as determined by PMAM.

Bank Obligations. Each Fund may invest in certificates of deposit, bankers’ acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

No Fund will invest in any security issued by a commercial bank unless: (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank by any one Income Fund is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of a U.S. Bank, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign banks, the security is, in the opinion of PMAM or the Fund’s Sub-Adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Commercial Paper. Each Fund may invest in short-term promissory notes issued by corporations primarily to finance short-term credit needs.

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Canadian Government Securities. Each Fund may invest in debt securities issued or guaranteed by the Government of Canada, a Province of Canada, or an instrumentality or political subdivision thereof. However, the Money Market Fund will only purchase these securities if they are marketable and payable in U.S. dollars.

Savings and Loan Obligations. Each Fund may invest in negotiable certificates of deposit and other debt obligations of savings and loan associations. They will not invest in any security issued by a savings and loan association unless: (i) the savings and loan association has total assets of at least $1 billion, or, in the case of savings and loan associations which do not have total assets of at least $1 billion, the aggregate investment made in any one savings and loan association is limited to $100,000 and the principal amount of such investment is insured in full by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation; (ii) the savings and loan association issuing the security is a member of the Federal Home Loan Bank System; and (iii) the security is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation.

No Fund will purchase any security of a small bank or savings and loan association which is not readily marketable if, as a result, more than 15% of the value of its total assets would be invested in such securities, other illiquid investments, and securities without readily available market quotations, such as restricted securities and repurchase agreements maturing in more than seven days.

Covenant-Lite Loans. Each Fund may invest in covenant-lite loans. Loan agreements, which set forth the terms of a loan and the obligations of the borrower and lender, contain certain covenants that require or prohibit certain borrower actions, including financial covenants that dictate certain minimum and maximum financial performance levels. Covenants that require the borrower to maintain certain financial metrics during the life of the loan (e.g., maintaining certain levels of cash flow and limiting leverage) are known as “maintenance covenants.” These covenants are included to permit the lender to monitor the performance of the borrower and declare an event of default if breached, allowing the lender to renegotiate the terms of the loan based upon the elevated risk levels or take other actions to help mitigate losses. Covenant lite loans contain fewer maintenance covenants, or no maintenance covenants at all, than traditional loans and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder a Fund’s ability to reprice credit risk associated with the borrower and reduce a Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, a Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle.

Municipal Obligations. Each Fund may invest in Municipal Obligations. The Limited Maturity Bond, Quality Bond and Large Cap Value Funds may invest in Municipal Obligations that meet such Fund’s quality standards. The two principal classifications of Municipal Obligations are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal Obligations may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal Obligations may include variable and floating rate instruments. If such instruments are unrated, they will be determined by PMAM or the Fund’s Sub-Adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by a Fund.

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To the extent a Fund’s assets are to a significant extent invested in Municipal Obligations that are payable from the revenues of similar projects, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects to a greater extent than it would be if its assets were not so invested.

Foreign Debt Securities. Each Fund may invest in foreign debt securities. Subject to the particular Fund’s quality and maturity standards, the Limited Maturity Bond, Quality Bond, and High Yield Bond Funds may invest without limitation in the debt securities (payable in U.S. dollars) of foreign issuers in developed countries and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The High Yield Bond Fund may also invest up to 20% of its assets in non-U.S. dollar—denominated fixed income securities principally traded in financial markets outside the United States. The International Equity Fund may invest in debt securities of foreign issuers. The securities will be rated Baa or higher by Moody’s or BBB or higher by S&P or, if they have not been so rated, will be the equivalent of investment grade (Baa or BBB) as determined by the Adviser or Sub-Adviser. Investments in debt securities, including foreign debt securities, by the Large Cap Value Fund are subject to an aggregate limit of 10% of the Fund’s net assets. The Small Cap Growth Fund may also invest up to 15% of its assets in U.S.-traded dollar-denominated debt securities of foreign issuers, and up to 5% of its assets in non-dollar-denominated fixed income securities issued by foreign issuers.

Supranational Securities. Each Fund may invest in securities issued by supranational entities. A supranational entity is formed by two or more central governments to promote economic development for the member countries. Supranational entities finance their activities by issuing bond debt and are usually considered part of the sub-sovereign debt market. Some well-known examples of supranational entities are the World Bank, International Monetary Fund, European Investment Bank, Asian Development Bank, Inter-American Development Bank and other regional multilateral development banks. These securities are subject to varying degrees of credit risk and interest rate risk.

For information on risks involved in investing in foreign securities, see information on “Investments in Foreign Equity Securities” below.

Prime Money Market Securities. Each Fund may invest in prime money market securities, which include: U.S. Government obligations; U.S. Government agency securities; bank or savings and loan association obligations issued by banks or savings and loan associations whose debt securities or parent holding companies’ debt securities or affiliates’ debt securities guaranteed by the parent holding company are rated AAA or A-1 or better by S&P, AAA or Prime-1 by Moody’s, or AAA by Fitch; commercial paper rated A-1 or better by S&P, Prime-1 by Moody’s, or, if not rated, issued by a corporation having an outstanding debt issue rated AAA by S&P, Moody’s, or Fitch; short-term corporate debt securities rated AAA by S&P, Moody’s, or Fitch; Canadian Government securities issued by entities whose debt securities are rated AAA by S&P, Moody’s, or Fitch; and repurchase agreements where the underlying security qualifies as a prime money market security as defined above.

Mortgage-Backed Securities. Each Fund may invest in mortgage-backed securities. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a

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security’s actual average life. The High Yield Bond Fund may invest up to 10% of its total assets in mortgage-backed securities. Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and Freddie Mac. GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae. Freddie Mac is a stockholder-owned corporation chartered by Congress and subject to general regulation by the Department of Housing and Urban Development. Participation certificates representing interests in mortgages from Freddie Mac’s national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by Freddie Mac. The U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, but there can be no assurances that it will support these or other government-sponsored entities in the future.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan of sale of the property.

Collateralized Mortgage Obligations (CMOs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two

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highest categories by S&P or Moody’s. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

Real Estate Mortgage Investment Conduits (REMICs). REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Adjustable Rate Mortgage Securities (“ARMS”). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Asset-Backed Securities. Each Fund may invest a portion of its assets in debt obligations known as “asset-backed securities.” The High Yield Bond Fund may invest up to 10% of its total assets in asset-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as “pass through certificates” or “collateralized obligations.”

“Pass through certificates” are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses

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incurred in administering the pool. Because pass through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligers on the underlying assets not covered by any credit support.

Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Zero Coupon and Pay-in-Kind Bonds. Each Fund may invest in zero coupon bonds. A zero coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero coupon bonds like other bonds retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

Each Fund may invest in pay-in-kind bonds. Pay-in-Kind (“PIK”) Instruments are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIK instruments, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

For federal income tax purposes, these types of bonds, when held by a Fund, will require the recognition of gross income each year even though no cash may be paid to the Fund until the maturity or call date of the bond. The Fund will nonetheless be required to distribute substantially all of this gross income each year to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and such distributions could reduce the amount of cash available for investment by the Fund.

Investments in Equity Securities

Equity securities in which each Fund may invest include those described below.

Equity Securities. Equity securities represent ownership interests in a company, and are commonly called “stocks.” Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company’s financial condition, market conditions and political, economic or even company-specific news. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities, warrants, ADRs, GDRs, EDRs, and interests in real estate investment trusts (“REITs”). For more information on REITs, see the section entitled “Real Estate Securities.” For more information on warrants, see the section entitled “Warrants.”

Common Stocks. Common stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election

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of the corporation’s directors and any other matters submitted to the corporation’s shareholders for voting, as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer’s earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners.

Preferred Stocks. Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over common stock in the payment of the corporation’s assets and earnings, and the liquidation of the company. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.

Convertible Securities. Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer’s common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. The convertible structure allows the holder of the convertible bond to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value and the option to convert to common stocks becomes more valuable. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the convertible feature. Convertible securities are also rated below investment grade (“high yield securities” or “junk bonds”) or are not rated, and are subject to credit risk.

Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and a Fund’s ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer’s creditworthiness.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer’s common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company’s liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer’s convertible securities will tend not to fall as much because the convertible security’s income potential will act as a price support. While the value of a convertible security also

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tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Each Fund may have, from time to time, significant exposure to companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on a fund’s performance than if the fund held a broader range of investments. More information about other risks associated with investments in equity securities can be found in the Funds’ Prospectus.

Initial Public Offerings. Each Fund may purchase shares issued as part of, or a short period after, a company’s initial public offering (“IPOs”), and may at times dispose of those shares shortly after their acquisition. A Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Depositary Receipts. ADRs, as well as other “hybrid” forms of ADRs, including EDRs and GDRs, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Generally, ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. EDRs are receipts typically issued in Europe by a bank or trust company evidencing ownership of an underlying foreign security. Unlike ADRs, EDRs are issued in bearer form and designed for use in the European securities markets. GDRs are issued in bearer form and designated for use outside the United States.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to cooperate with the U.S. bank, update current or provide additional financial and other information to the bank or the investor, distribute shareholder communications received from the underlying issuer, or pass through voting rights to depositary receipt holders with respect to the underlying securities.

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Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Master Limited Partnerships (“MLPs”). Each Fund may invest up to 5% of their assets in MLPs. An MLP is a limited partnership (or similar entity) in which investors buy units (“common units”) (versus shares of a corporation) and receive distributions (versus dividends). MLPs are generally registered with the SEC and publicly traded on a securities exchange or in the over-the-counter (“OTC”) market, with their value fluctuating predominantly based on prevailing market conditions. While the majority of MLPs own interests in businesses related to the production, infrastructure, transportation and storage of natural resources such as oil, gas, and fossil fuels, some MLPs operate in the real estate sector. With regard to U.S. federal income tax treatment, an MLP is generally treated as a pass-through entity, which means that the MLP itself is not subject to tax but its investors or “unit holders”, in calculating their tax liabilities, generally take into account their allocable shares of the MLP’s income, gain, deductions and losses, whether or not any amounts are distributed by the MLP. Distributions from an MLP to unit holders generally are not taxable unless they exceed a unit holder’s tax basis in its MLP interest. MLPs consist of a general partner and limited partners. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units. Limited partners own the remainder of the common units, and have a limited role, if any, in the MLP’s operations and management. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common units along with general partner units, have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

There are risks related to investing in MLPs including, but not limited to, risks associated with (a) the MLP structure itself and (b) the specific industry or industries in which the MLP invests. MLPs holding interests in credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Even though the common units are typically traded on a securities exchange or in the OTC market, investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic, market, regulatory or other conditions, which could, in turn, affect the liquidity of the units themselves. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Certain MLPs are dependent on their parent companies or sponsors for a majority of their revenues. Any failure by an MLP’s parents or sponsors to satisfy their payments or obligations would impact the MLP’s revenues and cash flows and ability to make distributions to holders of the common units.

MLPs involve some risks that differ from an investment in the common stock of a corporation. Holders of MLP common units have limited control and voting rights on matters affecting the MLP. Holders of MLP common units are exposed to a possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP common units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s governing documents, or to take other action under the governing documents of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the statutes of that state. This liability may remain with the holder of units even after the units are sold. In addition,

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there are certain tax risks associated with an investment in units, and conflicts of interest exist between common interest holders and the general partner. For example, conflicts of interest may arise from incentive distribution payments paid to the general partner, or referral of business opportunities by the general partner or one of its affiliates to an entity other than the MLP. Additionally, holders of units are also exposed to the risk that they be required to repay amounts to the MLP that are wrongfully distributed to them. Furthermore, if an MLP fails to sufficiently monitor its operations so that it remains taxed as a partnership under the Internal Revenue Code, the MLP could be taxed as a corporation, which could have adverse consequences for a fund that owns units of such an MLP.

To the extent that a fund invests in energy-related companies, through its investment in MLPs, it takes on additional risks. The fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of a fund’s energy-related investments, particularly MLPs that operate in oil, gas, fossil fuels and other natural resources related businesses, including energy production, generation, processing, distribution and infrastructure.

MLPs are subject to the other risks generally applicable to interests in companies in the energy and natural resources sectors, including commodity pricing risk, supply and demand risk and depletion risk and exploration risk. There are also certain tax risks associated with investment in MLPs, including the risk that U.S. taxing authorities could challenge the tax classification of the MLPs in which the Fund invests or certain tax deductions passed through to the Fund from such MLPs. These tax risks, and any adverse determination with respect thereto, could have a negative impact on the after-tax income available for distribution by the MLPs and/or the value of the fund’s investment in the MLP. There can be no assurance that future changes to U.S. tax laws or tax rules would not adversely affect a fund’s investments in MLPs or the value of the fund’s shares.

Investments in Foreign Equity Securities

Each Fund may invest in the equity securities of foreign issuers, including the securities of foreign issuers in emerging countries. Certain of the Funds have adopted limitations with respect to their investments in the equity securities of foreign issuers as follows: Large Growth Stock – 25% of total assets; Large Cap Value – 20% of total assets; Large Cap Growth – 20% of net assets; Large Core Value – 25% of total assets; Mid Cap Growth – 25% of total assets; Mid Cap Value – 25% of total assets; Mid Core Value – 10% of total assets; SMID Cap Growth – 25% of net assets; Small Cap Value – 25% of net assets; Small Cap Growth – 15% of total assets; Flexibly Managed – 25% of total assets; and Real Estate Securities – 25% of total assets. The International Equity Fund, under normal circumstances, will have at least 65% of its assets in such investments. Under normal circumstances, at least 80% of the Emerging Markets Equity Fund’s assets will be invested in equity securities or equity-linked instruments of issuers located in emerging market countries. Under normal circumstances, the Developed International Index Fund invests at least 80% of its net assets in securities listed in the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index.

A Fund’s investments in foreign securities subject the Fund to risks that are different in some respects from those associated with an investment in a fund which invests only in securities of U.S. domestic issuers. Investments in foreign securities involve sovereign risk in addition to the credit and market risks normally associated with domestic securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities

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of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States). The Sub-Advisers for the Small Cap Growth, Large Cap Growth, Large Core Growth, Large Core Value, Mid Core Value, Large Cap Value, Mid Cap Value, and SMID Cap Growth Funds do not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be “foreign securities.”

Emerging or developing markets exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. This may be due to, among other things, the possibility of greater market volatility, lower trading volume and liquidity, greater risk of expropriation, nationalization, and social, political and economic instability, greater reliance on a few industries, international trade or revenue from particular commodities, less developed accounting, legal and regulatory systems, higher levels of inflation, deflation or currency devaluation, greater risk of market shutdown, and more significant governmental limitations on investment policy as compared to those typically found in a developed market. There may be limited legal rights and remedies for investors in companies domiciled in emerging markets. In addition, issuers (including governments) in emerging market countries may have less financial stability than in other countries. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. A Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations. There is also the potential for unfavorable action such as embargo and acts of war. As a result, there will tend to be an increased risk of price volatility in investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement and asset custody practices for transactions in emerging markets may differ from those in developed markets. Such differences may include possible delays in settlement and certain settlement practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses. For these and other reasons, investments in emerging markets are often considered speculative.

Investments in Smaller Companies

Each Fund may invest in equity securities of small and medium capitalization companies. Small Cap Value, Small Cap Growth, SMID Cap Value, SMID Cap Growth and the Small Cap Index Funds may invest all or a substantial portion of their assets in securities issued by smaller capitalization companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets. Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Fund to dispose of such securities may be greatly limited, and a Fund may have to continue to hold such securities during periods when they would otherwise be sold.

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Investments in Unseasoned Companies

Each Fund may invest in the equity securities of issuers with limited operating histories. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operations. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Investments in Variable Interest Entity Structures

The Emerging Markets Equity Fund may gain investment exposure to certain Chinese companies through variable interest entity (“VIE”) structures. Such investments are subject to the investment risks associated with the Chinese-based company. The VIE structure enables foreign investors, such as the Emerging Markets Equity Fund, to obtain investment exposure to a Chinese company in situations in which the Chinese government has limited or prohibited non-Chinese ownership of such company. The VIE structure does not involve direct equity ownership in a China-based company, but rather involves claims to the China-based company’s profits and control of the assets that belong to the China-based company through contractual arrangements. The contractual arrangements in place with the China-based company provide limited ability to exercise control over the China-based company and the China-based company’s actions may negatively impact the value of an investment through a VIE structure. Control may also be jeopardized if a natural person who holds an equity interest in the China-based company breaches the terms of the contractual arrangements or is subject to legal proceedings, or if any physical instruments such as chops and seals are used without authorization.

Intervention by the Chinese government with respect to the VIE structure could significantly affect the Chinese operating company’s performance and thus, the value of the Emerging Markets Equity Fund’s investment through a VIE structure, as well as the enforceability of the contractual arrangements of the VIE structure. In the event of such an occurrence, the Emerging Markets Equity Fund, as a foreign investor, may have little or no legal recourse. If the Chinese government were to determine that the contractual arrangements establishing the VIE structure did not comply with Chinese law or regulations, the Chinese operating company could be subject to penalties, revocation of its business and operating license, or forfeiture of ownership interests. In addition to the risk of government intervention, investments through a VIE structure are subject to the risk that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, or Chinese law changes in a way that adversely affects the enforceability of the arrangements, or the contracts are otherwise not enforceable under Chinese law, in which case the Emerging Markets Equity Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available.

Lending of Portfolio Securities

For the purpose of realizing additional income, each Fund may make secured loans of portfolio securities amounting to not more than 33 1/3% of its total assets. Securities loans are made to unaffiliated broker-dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent. The collateral received will consist of government securities, letters of credit or such other collateral as may be permitted under its investment program and by regulatory agencies and approved by the Board of Directors. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund has a right to call each loan and obtain the securities within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. No Fund will have the right to vote securities while they are being lent, but it will call a loan in anticipation of any material vote. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small capitalization

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stocks. In addition, because recalling a security may involve expenses to a Fund, it is expected that a Fund will do so only where the items being voted upon are, in the judgment of the Adviser or Sub-Adviser, either material to the economic value of the security or threaten to materially impact the issuer’s corporate governance policies or structure. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by PMAM or the Fund’s Sub-Adviser to be of good standing and will not be made unless, in the judgment of PMAM or the Fund’s Sub-Adviser, the consideration to be earned from such loans would justify the risk. Investing the cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

Loan Participations and Assignments

Each Fund may invest in loan participations and assignments (collectively “participations”). Such participations will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan, to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of developing countries (LDC debt). LDC debt will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due. The loans underlying such participations may be secured or unsecured, and the Fund may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short “strips” that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

The loan participations in which a Fund may invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender’s rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as “participating interests,” do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

Because the Funds are allowed to purchase debt securities, including debt securities in a private placement, the Funds will treat loan participations as securities and not subject to the fundamental investment restriction prohibiting a Fund from making loans.

There may not be a liquid public market for the loan participations. Hence, a Fund may be required to consider loan participations as illiquid investments and subject them to the Fund’s restriction on investing no more than 15% of assets in securities for which there is no readily available market. The Funds would initially impose a limit of no more than 5% of total assets in illiquid loan participations. The Large Cap Growth Fund and the High Yield Bond Fund currently do not intend to invest more than 5% and 15% of their assets, respectively, in participations.

Where required by applicable SEC positions, the Funds will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction which prohibits investing more than 5% of Fund assets in the securities of a single issuer.

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Various service fees received by the Funds from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service or loan origination). To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Internal Revenue Code. Thus the sum of such fees plus any other non-qualifying income earned by the Fund cannot exceed 10% of total income.

Real Estate Securities

Each Fund may invest in securities of companies that are engaged in the real estate industry. These companies include those directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry. Examples of companies in which a Fund may invest include those in the following areas: real estate investment trusts (REITs), real estate operating companies (“REOCs”), real estate developers and brokers, building suppliers, mortgage lenders, and companies that own, construct, finance, manage or sell commercial, industrial, or residential real estate.

REOCs are corporations that engage in the development, management or financing of real estate. REOCs are publicly traded real estate companies that are taxed at the corporate level, unlike REITs, and investments in REOCs may accordingly bear a higher overall tax burden, depending on the conduct of the REOC’s operations. The value of a Fund’s REOC securities generally will be affected by the same factors that adversely affect a REIT, which are discussed below.

Although the Funds do not invest directly in real estate, investing in securities of companies that are engaged in the real estate industry exposes the Funds to special risks associated with the direct ownership of real estate. These risks may include, but are not limited to, the following: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates. Further, an investment in the Real Estate Securities Fund will be closely linked to the performance of the real estate markets.

REITs are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general, which are discussed above. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Internal Revenue Code or its failure to maintain exemption from registration under the 1940 Act. By investing in REITs indirectly through a fund, shareholders will bear not only the proportionate share of the expenses of the fund, but also, indirectly, similar expenses of underlying REITs. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies.

Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. REITs, especially Mortgage REITs, are subject to interest rate risk. In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term

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bonds. This may cause the price of REITs to decline, which may affect the price of a Fund. Higher interest rates also increase the cost of financing for property purchases and improvements and may make financing more difficult to obtain. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by Mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and Equity REITs may be affected by the ability of tenants to pay rent. Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties.

Investing in foreign real estate companies makes a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Foreign real estate companies have their own expenses, and a Fund will bear a proportionate share of those expenses.

Repurchase Agreements, Reverse Repurchase Agreements and Mortgage Dollar Rolls

Each Fund may enter into repurchase agreements through which an investor (such as a Fund) purchases a security (known as the “underlying security”) from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Concurrently, the bank or securities dealer agrees to repurchase the underlying security at a future point at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. The Limited Maturity Bond and Quality Bond Funds will only enter into a repurchase agreement where the underlying securities are (excluding maturity limitations) rated within the four highest credit categories assigned by established rating services (AAA, Aa, A, or Baa by Moody’s or AAA, AA, A, or BBB by S&P), or, if not rated, of equivalent investment quality as determined PMAM. The underlying security must be rated within the top three credit categories, or, if not rated, must be of equivalent investment quality as determined by the Adviser or Sub-Adviser. In addition, each Fund will only enter into a repurchase agreement where (i) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (ii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

Each Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Funds generally retain the right to interest and principal payments on the security. If a Fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the Fund to a greater risk. Leverage tends to magnify the effect of any decrease or increase in the value on a Fund’s portfolio’s securities. While a reverse repurchase agreement is outstanding, a Fund will, for all of its reverse repurchase agreements, either (i) consistent with Section 18 of the 1940 Act, maintain asset coverage of at least 300% of the value of the repurchase agreement, or (ii) treat the reverse repurchase agreement as a derivatives transaction for purposes of Rule 18f-4, including, as applicable, the VaR-based limit on leverage risk.

The reverse repurchase agreements entered into by the Funds may be used as arbitrage transactions in which the Funds will maintain an offsetting position in short duration investment grade debt obligations. Since the Funds will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and short duration, the Adviser or Sub-Adviser believes that such arbitrage transactions present lower risks to the Funds than those associated with other types of leverage.

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Each Fund may invest in mortgage “dollar rolls” or “covered rolls,” which are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A “covered roll” is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term “mortgage dollar roll” refers to mortgage dollar rolls that are not “covered rolls.” If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held.

Restricted Securities and Private Placements

A Fund may invest in restricted securities. Restricted securities cannot be sold to the public without registration under the 1933 Act. Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities may be classified as illiquid investments.

Restricted securities may involve a high degree of business and financial risk which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid for by a Fund. A Fund may invest in restricted securities, including securities initially offered and sold without registration pursuant to Rule 144A under the 1933 Act (“Rule 144A Securities”). Rule 144A Securities generally may be traded freely among certain qualified institutional investors, such as a Fund, and non-U.S. persons, but resale to a broader base of investors in the United States may be permitted only in significantly more limited circumstances. A qualified institutional investor is defined by Rule 144A under the 1933 Act generally as an institution, acting for its own account or for the accounts of other qualified institutional investors, that in the aggregate owns and invests on a discretionary basis at least $100 million in securities of issuers not affiliated with the institution. A dealer registered under the Securities Exchange Act of 1934, as amended (“1934 Act”), acting for its own account or the accounts of other qualified institutional investors, that in the aggregate owns and invests on a discretionary basis at least $10 million in securities of issuers not affiliated with the dealer may also qualify as a qualified institutional investor, as well as a 1934 Act registered dealer acting in a riskless principal transaction on behalf of a qualified institutional investor.

A Fund also may purchase restricted securities that are not eligible for resale pursuant to Rule 144A under the 1933 Act. The Funds may acquire such securities through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. However, the restrictions on resale of such securities may make it difficult for a Fund to dispose of such securities at the time considered most advantageous and/or may involve expenses that would not be incurred in the sale of securities that were freely marketable. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to sell certain restricted securities. A considerable period of time may elapse between the time of the decision to sell a security and the time a Fund may be permitted to sell it under an effective registration statement. If, during a period, adverse conditions were to develop, a Fund might obtain a less favorable price than prevailing when it decided to sell.

A Fund may also purchase equity securities, in a private placement, that are issued by issuers who have outstanding, publicly-traded equity securities of the same class (“private investments in public equity” or

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“PIPEs”). Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Funds cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Risks Related to Brexit

On January 31, 2020, the United Kingdom formally withdrew from the EU (commonly referred to as “Brexit”) and, following an 11-month transition period, left the EU single market and customs union under the terms of a new trade agreement on December 31, 2020. The agreement governs the new relationship between the United Kingdom and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The full scope and nature of the consequences of the exit are not at this time known and are unlikely to be known for a significant period of time. It is also unknown whether the United Kingdom’s exit will increase the likelihood of other countries also departing the EU. Any additional exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of a Fund’s investments.

Risks Related to Russia’s Invasion of Ukraine

Russia’s military invasion of Ukraine initiated in February 2022 and the economic and diplomatic responses by the United States and other countries resulted in increased volatility and uncertainty in the financial markets and could continue to adversely affect regional and global economies for the foreseeable future. In response to Russia’s actions, the governments of the United States, the European Union, the United Kingdom, and many other countries collectively imposed heavy and broad-ranging economic sanctions on certain Russian individuals, corporate and banking entities, and other industries and businesses. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, and the United Kingdom made a commitment to phase out oil and liquefied natural gas imports from Russia.

These sanctions, as well as other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion or otherwise adversely affected by the sanctions. To the extent a Fund has exposure to Russian investments or investments in market sectors or countries affected by the invasion or the sanctions, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. In certain circumstances, such as when there is no market for a security or other means of valuing or disposing of a security, a Fund may determine to value the affected security at zero. In addition, any exposure a Fund may have to counterparties in Russia or in market sectors or countries affected by the invasion could negatively affect the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in continued significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. Further, an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy.

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These and any related events could significantly and adversely affect a Fund’s performance and the value of an investment in the Fund, even in the absence of direct exposure to Russian issuers or issuers in other countries affected by the invasion.

Special Purpose Acquisition Companies

A Fund may invest in stocks, warrants, rights, debt and other securities of special purpose acquisition companies (“SPACs”) in private placement transactions or as part of a public offering. A SPAC typically is a publicly traded company that raises investment capital through an IPO for the purpose of acquiring or merging with an existing, unaffiliated company to be identified subsequent to the SPAC’s IPO. SPACs are often used as a vehicle to transition a company from private to publicly traded as an alternative to a more traditional direct IPO by a private company. The shares of a SPAC are typically issued in “units.” Units generally include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares of common stock. At a specified time, the rights and warrants may be separated from the common stock at the election of the holder, after which each security typically is freely tradeable.

Unless and until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. Generally, SPACs provide the opportunity for common shareholders to have some or all of their shares of common stock redeemed by the SPAC at or around the time of a proposed acquisition or merger. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time (typically, two years), the invested assets are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless. As an investor in a SPAC, a Fund also may elect not to participate in a proposed SPAC transaction. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify suitable acquisition or merger target companies and to complete the acquisition or merger transaction. Some SPACs may pursue acquisitions or mergers only within certain industries, sectors or regions, which may increase the volatility of their securities’ prices and the risks associated with an investment in such SPACs. In addition to purchasing publicly-traded SPAC securities, a Fund may invest in SPACs through additional financings via securities offerings that are exempt from registration under the federal securities laws and subject to certain restrictions (“restricted securities”). No public market will exist for these restricted securities unless and until they are registered for resale with the SEC, and they may only be traded in the over-the-counter market. As a result of these restrictions on resale, which may be in place for extended periods of time, such restricted securities may be considered illiquid and difficult to value. If there is no market for the shares of the SPAC or only a thinly traded market for shares or interests in the SPAC develops, a Fund may not be able to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s value.

An investment in a SPAC is subject to a variety of risks, including those associated with the SPAC and the target company and investing in an IPO, and it is possible a Fund’s investment in a SPAC may lose value. With respect to SPACs, a Fund is subject to the risks that: a significant portion of the funds raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a suitable target company; an attractive acquisition or merger target may not be identified and the SPAC will be required to return any remaining invested funds to shareholders; attractive acquisition or merger targets may become scarce if the number of SPACs seeking to acquire operating businesses increases; any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; an investment in a SPAC may be diluted by subsequent public or private offerings of securities in the SPAC or by other investors exercising existing rights to purchase securities of the SPAC; SPAC sponsors generally purchase interests in the SPAC at more

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favorable terms than investors in the IPO or subsequent investors on the open market; no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC security’s value; the values of investments in SPACs may be highly volatile and may depreciate significantly over time; and the Fund may be required to divest its interests in the SPAC due to regulatory or other considerations. In addition, to the extent a SPAC is invested in cash or similar securities and depending on the size of the Fund’s investments in the SPAC, the Fund’s investment in a SPAC may adversely affect its ability to meet its investment objective.

In addition, investments in SPACs may be subject to the risks of investing in an IPO. These risks include risks associated with companies that have little or no operating history as public companies, unseasoned trading and small number of shares available for trading and limited information about the issuer. Additionally, investments in SPACs may be subject to the risks inherent in those industries and sectors of the market or regions where the new issuers operate. The market for IPO issuers may be volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. Although some IPOs may produce high, double-digit returns, such returns are highly unusual and may not be sustainable.

Trade Claims

Each Fund may invest up to 5% of its total assets in trade claims. Trade claims are non-securitized rights of payment arising from obligations other than borrowed funds. Trade claims typically arise when, in the ordinary course of business, vendors and suppliers extend credit to a company by offering payment terms. Generally, when a company files for bankruptcy protection, payments on these trade claims cease and the claims are subject to a compromise along with the other debts of the company. Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery. In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the following:

Establishing the Amount of the Claim. Frequently, the supplier’s estimate of its receivable will differ from the customer’s estimate of its payable. Resolution of these differences can result in a reduction in the amount of the claim.

Defenses to Claims. The debtor has a variety of defenses that can be asserted under the bankruptcy code against any claim. Trade claims are subject to these defenses, the most common of which for trade claims relates to preference payments. Preference payments are all payments made by the debtor during the 90 days prior to the bankruptcy filing. These payments are presumed to have benefited the receiving creditor at the expense of the other creditors. The receiving creditor may be required to return the payment unless it can show the payments were received in the ordinary course of business. While none of these defenses can result in any additional liability of the purchaser of the trade claim, they can reduce or wipe out the entire purchased claim.

Volatile Pricing Due to Illiquid Market. There are only a handful of brokers for trade claims and the quoted price of these claims can be volatile. Accordingly, trade claims may be illiquid investments.

No Current Yield/Ultimate Recovery. Trade claims are almost never entitled to earn interest. As a result, the return on such an investment is very sensitive to the length of the bankruptcy, which is uncertain. Although not unique to trade claims, it is worth noting that the ultimate recovery on the claim is uncertain and there is no way to calculate a conventional yield to maturity on this investment. Additionally, the exit for this investment is a plan of reorganization which may include the distribution of new securities. These securities may be as illiquid as the original trade claim investment.

Tax Issue. Investments in trade claims could affect a Fund’s ability to qualify for the favorable tax treatment available to RICs under the Internal Revenue Code. In order to qualify for such treatment, a Fund must generally derive at least 90% of its gross income from certain sources and meet certain tests as to diversification of its assets. Income and gains derived from trade claims are likely to be treated as not derived from a qualifying source. Significant investments in trade claims may also make it more difficult for a Fund to meet its asset diversification tests.

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Warrants

Each Fund may invest in warrants. The Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds may, consistent with their investment objectives and policies, invest an unlimited amount in warrants. The Flexibly Managed, Large Growth Stock and High Yield Bond Funds may invest in warrants if, after such investment, no more than 10% of the value of a Fund’s net assets would be invested in warrants. The Large Cap Value, Small Cap Value, Mid Core Value, Small Cap Growth, International Equity and Quality Bond Funds may invest in warrants; however, not more than 5% of any such Fund’s assets (measured at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5%, not more than 2% of such assets at the time of purchase may be invested in warrants that are not listed on the New York or American Stock Exchange. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. The prices of warrants may be more volatile than the price of the underlying security and a warrant may offer greater potential for capital appreciation as well as capital loss.

When-Issued Securities

Each Fund may from time to time purchase securities on a “when-issued” basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund purchasing the when-issued security. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the particular Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. PMAM and the Sub-Advisers do not believe that the net asset value or income of the Funds will be adversely affected by the respective Fund’s purchase of securities on a when-issued basis.

INVESTMENT RESTRICTIONS

The investment restrictions described below have been adopted as fundamental and non-fundamental policies of the respective Funds. Fundamental policies may not be changed without the approval of the lesser of: (1) 67% of a Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the Fund’s outstanding shares. Non-fundamental policies are subject to change by the Company’s Board of Directors without shareholder approval. Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of a Fund’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a Fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid investments, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

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Money Market Fund

Fundamental Policies:

1. Diversification. The Fund may not purchase the securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell marketable securities of companies whose business involves the purchase or sale of real estate (including securities issued by REITs) and may purchase and sell marketable securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of an issuer if, as a result, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this limitation does not apply to obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or to certificates of deposit, or bankers’ acceptances.

9. Restricted or Illiquid Investments. The Fund may not purchase restricted securities, illiquid investments, or securities without readily available market quotations, or invest more than 5% of the value of its total assets in repurchase agreements maturing in more than seven days and in the obligations of small banks and savings and loan associations which do not have readily available market quotations.

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Non-Fundamental Policies:

1. Equity Securities. The Fund may not purchase any common stocks or other equity securities, or securities convertible into equity securities.

2. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the 1940 Act and any rules adopted thereunder.

3. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

4. Purchases on Margin. The Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities.

5. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

6. Puts, Calls, Etc. The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof.

7. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

8. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

Limited Maturity Bond Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

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5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not invest 25% or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry, provided, however, that (a) asset-backed securities will be classified according to the underlying assets securing such securities, and (b) the Fund may invest without limitation in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3 % of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Investing in Debt Securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in short- to intermediate-term investment grade debt securities of U.S. government and corporate issuers, or if unrated, determined by the Adviser to be of comparable quality.

Quality Bond Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate (although it may purchase securities of companies whose business involves the purchase or sale of real estate).

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute,

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rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not invest 25% or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry, provided, however, that (a) asset-backed securities will be classified according to the underlying assets securing such securities, and (b) the Fund may invest without limitation in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Restricted Securities. The Fund may not purchase a security if, as a result, more than 15% of the value of the total assets of the Fund would be invested in securities which are subject to legal or contractual restrictions on resale.

4. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the 1940 Act and any rules adopted thereunder.

5. Short Sales and Purchases on Margin. The Fund may not purchase securities on margin or effect short sales of securities, but the Fund may make margin deposits in connection with interest rate futures transactions subject to its policy on futures contracts below.

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6. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

7. Puts, Calls, Etc. The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof, except the Fund reserves the right to write covered call options and purchase put and call options.

8. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

9. Futures Contracts. The Fund may not enter into an interest rate futures contract if, as a result thereof, (i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract); or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

10. Warrants. The Fund may not purchase a security if, as a result, more than 2% of the value of the total assets of the Fund would be invested in warrants which are not listed on the New York Stock Exchange, or more than 5% of the value of the total assets of the Fund would be invested in warrants whether or not so listed, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by the Fund in units with or attached to debt securities.

11. Investing in Debt Securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in marketable investment grade debt securities, or, if unrated, determined by the Adviser to be of comparably quality.

High Yield Bond Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (this restriction shall not prevent the Fund from investing in securities of other instruments backed by real estate or in securities of companies engaged in the real estate business).

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

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5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund will normally concentrate 25% or more of its assets in the securities of the banking industry when the Fund’s position in issues maturing in one year or less equals 35% or more of the Fund’s total assets.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Equity Securities. The Fund may not invest more than 20% of the Fund’s total assets in common stocks (including up to 10% in warrants).

4. Purchases on Margin. The Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with interest rate futures contracts.

5. Futures Contracts. The Fund may not enter into an interest rate futures contract if, as a result thereof, (i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract); or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

6. Restricted or Illiquid Investments. The Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and restricted securities, illiquid investments and securities without readily available market quotations.

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7. Investment Companies. The Fund may not purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act and any rules adopted thereunder or (ii) securities of T. Rowe Price internally-managed money market funds.

8. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result, more than 5% of the Fund’s total assets would be invested in such programs.

9. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

10. Puts, Calls, Etc. The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the Prospectus and SAI.

11. Purchases when Borrowings Outstanding. The Fund may not purchase additional securities when money borrowed exceeds 5% of the Fund’s total assets.

12. Short Sales. The Fund may not effect short sales of securities.

13. Warrants. The Fund may not invest in warrants if, as a result, more than 10% of the value of the net assets of the Fund would be invested in warrants.

14. Investing in High Yield Bonds. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a widely diversified portfolio of high yield corporate bonds, income-producing convertible securities and preferred stocks that are rated below investment-grade or not rated by any major credit rating agency but deemed to be below investment-grade by the Adviser.

Flexibly Managed Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (this restriction shall not prevent the Fund from investing in securities of other instruments backed by real estate or in securities of companies engaged in the real estate business).

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

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5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund will normally concentrate 25% or more of its assets in the banking industry when the Fund’s position in issues maturing in one year or less equals 35% or more of the Fund’s total assets.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3 % of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Restricted or Illiquid Investments. The Fund may not purchase a security if, as a result, more than 15% of the value of the Fund’s net assets would be invested in repurchase agreements maturing in more than seven days and restricted securities, illiquid investments, and securities without readily available market quotations.

4. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except (i) to the extent permitted by the 1940 Act and any rules adopted thereunder, or (ii) securities of the T. Rowe Price Reserve Investment Fund, an internally-managed money market fund of T. Rowe Price.

5. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of its total assets would be invested in such programs.

6. Short Sales and Purchases on Margin. The Fund may not effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with futures contracts, subject to its policy on futures contracts below.

7. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

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8. Futures Contracts. The Fund may not enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

Large Growth Stock Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase any securities which would cause more than 25% of its total assets at the time of such purchase to be concentrated in the securities of issuers engaged in any one industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

46

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3 % of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Short Sales and Purchases on Margin. The Fund may not effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, and except for margin deposits made in connection with futures contracts, subject to its policy on futures contracts below.

4. Illiquid Investments. The Fund may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

5. Puts, Calls, Etc. The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof, except that the Fund reserves the right to write covered call options and purchase put and call options.

6. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

7. Mortgaging. The Fund may not mortgage, pledge, or hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund’s assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market, and (ii) it may enter into futures contracts.

8. Futures Contracts. The Fund may not enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

9. Investing in Large Capitalization Stocks. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large capitalization companies.

Large Cap Growth Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute,

47

rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset-backed securities will be classified according to the underlying assets securing such securities.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Investing in Large Capitalization Stocks. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies with large market capitalizations.

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Large Cap Value Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell marketable securities of companies whose business involves the purchase or sale of real estate (including securities issued by REITs) and may purchase and sell marketable securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse

49

repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Restricted or Not Readily Marketable Securities. The Fund may not purchase a security if, as a result, more than 15% of the Fund’s total assets would be invested in: (a) securities with legal or contractual restrictions on resale, (b) repurchase agreements maturing in more than seven (7) days, and (c) other securities that are not readily marketable.

4. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the 1940 Act and any rules adopted thereunder.

5. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

6. Short Sales and Purchases on Margin. The Fund may not effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except that it may make margin deposits in connection with futures contracts, subject to its policy on futures contracts below.

7. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

8. Futures Contracts. The Fund may not enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

9. Investing in Large Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large capitalization companies.

Index 500 Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

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4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and tax-exempt obligations of state or municipal governments and their political subdivisions securities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (v) asset-backed securities will be classified according to the underlying assets securing such securities; and (vi) the Fund may concentrate its investments to approximately the same extent that the index the Fund is designed to track concentrates in the securities of a particular industry or group of industries.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Investing in Securities Listed in the S&P 500® Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the component securities of the S&P 500® Index.

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Mid Cap Growth Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset-backed securities will be classified according to the underlying assets securing such securities.

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Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Investing in Medium Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of medium capitalization companies.

Mid Cap Value Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

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8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset-backed securities will be classified according to the underlying assets securing such securities.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Investing in Medium Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of medium capitalization companies.

Mid Core Value Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

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5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time (the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities).

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset-backed securities will be classified according to the underlying assets securing such securities.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the 1940 Act and any rules adopted thereunder.

4. Short Sales. The Fund may not make short sales of securities or maintain a short position except to the extent permitted by applicable law.

5. Illiquid Investments. The Fund may not invest more than 15% of its net assets (at the time of investment) in illiquid investments, except for qualifying for resale under Rule 144 of the Securities Act of 1933.

6. Derivatives. The Fund may not write, purchase or sell puts, calls, straddles, spreads or combination thereof.

7. Investing in Medium Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of medium capitalization companies.

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Small Cap Growth Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein, and securities which are secured by real estate or interests therein.

3. Commodities. The Fund may not invest in physical commodities or physical commodity contracts, but it may purchase and sell financial futures contracts and options thereon.

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not invest more than 25% or more of the value of the Fund’s total assets in the securities of issuers having their principal business activities in the same industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Purchases on Margin. The Fund may not purchase securities on margin, except that it may make margin deposits in connection with financial futures contracts or options.

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4. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

5. Oil and Gas Programs. The Fund may not invest in oil, gas or mineral exploration or developmental programs, except that it may invest in the securities of companies which operate, invest in, or sponsor such programs.

6. Illiquid Investments. The Fund may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

7. Short Sales. The Fund may not effect short sales of securities, except short sales “against the box.”

8. Mortgaging. The Fund may not mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows (including reverse repurchase agreements) financial options and other hedging activities.

9. Investing in Small Capitalization Companies. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small capitalization companies.

Small Cap Value Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein, and securities which are secured by real estate or interests therein.

3. Commodities. The Fund may not invest in physical commodities or physical commodity contracts, but it may purchase and sell financial futures contracts and options thereon.

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

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8. Industry Concentration. The Fund may not invest more than 25% or more of the value of the Fund’s total assets in the securities of issuers having their principal business activities in the same industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Purchases on Margin. The Fund may not purchase securities on margin, except that it may make margin deposits in connection with financial futures contracts or options.

4. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

5. Oil and Gas Programs. The Fund may not invest in oil, gas or mineral exploration or developmental programs, except that it may invest in the securities of companies which operate, invest in, or sponsor such programs.

6. Illiquid Investments. The Fund may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

7. Short Sales. The Fund may not effect short sales of securities, except short sales “against the box.”

8. Mortgaging. The Fund may not mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows (including reverse repurchase agreements) financial options and other hedging activities.

9. Investing in Small Capitalization Companies. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small capitalization companies.

International Equity Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell marketable securities of companies whose business involves the purchase or sale of real estate (including securities issued by REITs) and may purchase and sell marketable securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute,

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rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Restricted or Not Readily Marketable Securities. The Fund may not purchase a security if, as a result, more than 15% of the Fund’s total assets would be invested in: (a) securities with legal or contractual restrictions on resale, (b) repurchase agreements maturing in more than seven (7) days, and (c) other securities that are not readily marketable.

4. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the 1940 Act and any rules adopted thereunder.

5. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

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6. Short Sales and Purchases on Margin. The Fund may not effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except that it may make margin deposits in connection with futures contracts, subject to its policy on futures contracts below.

7. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

8. Futures Contracts. The Fund may not enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

9. Investing in Equities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, such as common stocks, preferred stocks, convertible bonds, and warrants.

Real Estate Securities Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate (including securities issued by REITs) and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

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7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund will concentrate its investments in securities issued by companies in the real estate industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Illiquid Investments and Restricted Securities. The Fund may not invest more than 15% of its net assets in illiquid investments or restricted securities (this restriction does not apply to any Rule 144A restricted security).

Balanced, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Developed International Index, Emerging Markets Equity, Small Cap Index, and LifeStyle Funds

Fundamental Policies:

Each of the above Funds may not:

1. Diversification. With respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate (including securities issued by REITs) and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. Purchase or sell commodities or commodity contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (this limitation shall not prevent the Fund from purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts or from investing in securities or other instruments backed by physical commodities).

4. Borrowing. Borrow money, except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Underwriting. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

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6. Senior Securities. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in (4) above or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

7. Lending. Make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

8. Industry Concentration. Invest 25% or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry (except that the Small Cap Index and Developed International Index Fund may purchase securities to the extent that the index the Fund is designed to track is also so concentrated1).

Non-Fundamental Policies:

Each of the above Funds may not:

1. Lending. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. Borrow money, except that each Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Illiquid Investments. Invest more than 15% of its net assets in illiquid investments.

In addition, certain of the above Funds are subject to a non-fundamental policy to invest 80% of their assets, plus the amount of any borrowings for investment purposes, pursuant to Rule 35d-1, as follows:

Large Core Growth Fund and Large Core Value Fund

4. Investing in Large Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large capitalization companies.

SMID Cap Growth Fund and SMID Cap Value Fund

5. Investing in Small and Medium Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small and medium capitalization companies.

[1]

Each of the Small Cap Index Fund and Developed International Index Fund will concentrate its investments in an industry or group of industries to the same extent that its underlying index concentrates in an industry or group of industries.

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Small Cap Index Fund

6. Investing in Small Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the Russell 2000® Index.

Developed International Index Fund

7. Investing in International Securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index.

Emerging Markets Equity Fund

8. Investing in Emerging Market Equities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities located in emerging market countries.

In addition to the restrictions set forth above each Fund of the Company may be subject to investment restrictions imposed under the insurance laws and regulations of Pennsylvania and other states. These restrictions are non-fundamental and, in the event of amendments to the applicable statutes or regulations, each Fund will comply, without the approval of the shareholders, with the requirements as so modified.

Each insurance company separate account that invests in a Fund must generally meet certain diversification requirements under Section 817(h) of the Internal Revenue Code in order for the annuities and insurance contracts funded by that separate account to be treated as “annuities” or “life insurance contracts” under the Internal Revenue Code. If certain requirements are met, those separate accounts are allowed to look through a Fund in which they invest to determine whether they are adequately diversified. In order to enable separate accounts investing all of their assets in a Fund to meet the diversification requirements in regulations promulgated under Section 817(h), each Fund will use its best efforts to meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. The above diversification requirements must be met within 30 days of the end of each calendar quarter.

In addition to the foregoing, the Money Market Fund will restrict its investments in accordance with the portfolio quality, diversification and maturity standards contained in Rule 2a-7 under the 1940 Act, as such Rule is amended from time to time.

GENERAL INFORMATION

Investment Advisory Services

Penn Mutual Asset Management, LLC. PMAM is a registered investment adviser and a registered commodity pool operator. PMAM serves as investment adviser to each of the Funds and has served as the investment adviser of each Fund since its inception. PMAM is a wholly-owned subsidiary of Penn Mutual, a life insurance company that has been in the insurance and investment business since the late 1800s. PMAM was organized in June 1989 and its office is located at Eight Tower Bridge, 161 Washington Street, Suite 1111, Conshohocken, Pennsylvania 19428. As of December 31, 2024, PMAM serves as investment adviser for approximately $39.1 billion of investment assets.

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PMAM performs day-to-day portfolio management services for the Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Balanced, and LifeStyle Funds (collectively, the “PMAM-Managed Funds”). See “INVESTMENT ADVISER” in the Prospectus for information regarding PMAM and investment advisory and portfolio management services provided to the Funds by PMAM. Each Fund pays PMAM, on a monthly basis, an advisory fee based on the average daily net assets of each Fund at the annual rates listed in the table below.

NAME OF FUND	INVESTMENT ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
Money Market Fund	0.33% of the first $200,000,000; 0.31% of the next $150,000,000; 0.29% of the next $150,000,000; 0.27% over $500,000,000.
Limited Maturity Bond Fund	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
Quality Bond Fund	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
High Yield Bond Fund	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
Flexibly Managed Fund	0.72% of the first $500,000,000; 0.70% of the next $2,000,000,000; 0.68% of the next $1,500,000,000; 0.65% of the next $1,000,000,000; 0.62% over $5,000,000,000.
Large Growth Stock Fund	0.69% of the first $250,000,000; 0.65% of the next $250,000,000; 0.62% over $500,000,000.
Large Cap Value Fund	0.67% of the first $150,000,000; 0.65% over $150,000,000.
Index 500 Fund	0.14% of the first $150,000,000; 0.13% of the next $150,000,000; 0.12% over $300,000,000.
Mid Cap Growth Fund	0.68%
Mid Cap Value Fund	0.54% of the first $250,000,000; 0.525% of the next $250,000,000; 0.50% of the next $250,000,000; 0.475% of the next $250,000,000; 0.45% of the next $500,000,000; 0.425% over $1,500,000,000.
Small Cap Growth Fund	0.75% of the first $25,000,000; 0.70% of the next $25,000,000; 0.65% over $50,000,000.
Small Cap Value Fund	0.71% of the first $50,000,000; 0.68% of the next $50,000,000; 0.66% over $100,000,000.

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NAME OF FUND	INVESTMENT ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
International Equity Fund	0.81% of the first $200,000,000; 0.61% over $200,000,000.
Large Cap Growth Fund	0.53%
Mid Core Value Fund	0.68%
Real Estate Securities Fund	0.70%
Large Core Growth Fund	0.58%
Large Core Value Fund	0.64% of the first $150,000,000; 0.62% of the next $250,000,000; 0.60% over $400,000,000.
SMID Cap Growth Fund	0.73%
SMID Cap Value Fund	0.80%
Emerging Markets Equity Fund	0.83%
Small Cap Index Fund	0.30%
Developed International Index Fund	0.30%
Balanced Fund	0.00%
Aggressive Allocation Fund	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderately Aggressive Allocation Fund	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderate Allocation Fund	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderately Conservative Allocation Fund	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Conservative Allocation Fund	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.

In addition, PMAM provides investment advisory services to the Flexibly Managed, Large Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, Small Cap Value, Small Cap Growth, International Equity, Real Estate Securities, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Emerging Markets Equity, Small Cap Index and Developed International Index Funds (collectively, the “Sub-Advised Funds”) through Sub-Advisers that are selected to manage the Funds. Each Sub-Advised Fund’s Sub-Adviser, listed below, performs day-to-day investment management services for its Sub-Advised Fund(s). PMAM remains responsible for the performance of the Funds, and oversees each Sub-Adviser to monitor compliance with the Fund’s investment policies and guidelines and adherence to its investment style. See “INVESTMENT ADVISER—Manager of Managers Structure” in the Prospectus. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to each

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Sub-Advised Fund. PMAM pays each Sub-Adviser, on a monthly basis, a sub-advisory fee based on the average daily net assets of each Fund at the annual rates listed in the table below.

NAME OF FUND	NAME OF SUB-ADVISER	SUB-ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
Large Cap Value Fund	AllianceBernstein L.P.	0.29% of the first $150,000,000; 0.25% over $150,000,000.
SMID Cap Value Fund	AllianceBernstein L.P.	0.60% of the first $50,000,000; 0.55% of the next $100,000,000; 0.50% over $150,000,000.
Mid Core Value Fund	American Century Investment Management, Inc.	0.39%
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.	0.38% of the first $100,000,000; 0.25% over $100,000,000.
Large Core Value Fund	Eaton Vance Management	0.30% of the first $150,000,000; 0.25% of the next $250,000,000; 0.22% over $400,000,000.
Small Cap Value Fund	Goldman Sachs Asset Management, L.P.[1]	0.55% of the first $50,000,000; 0.50% of the next $50,000,000; 0.48% over $100,000,000.
SMID Cap Growth Fund	Goldman Sachs Asset Management, L.P.[1]	0.40% of the first $50,000,000; 0.38% of the next $50,000,000; 0.36% over $100,000,000.
Mid Cap Growth Fund	Delaware Investments Fund Advisers	0.35% of the first $300,000,000; 0.30% over $300,000,000.
Large Core Growth Fund	Delaware Investments Fund Advisers	0.34% of the first $50,000,000; 0.27% of the next $100,000,000; 0.25% over $150,000,000.
Small Cap Growth Fund	Janus Henderson Investors US LLC	0.45%
Mid Cap Value Fund	Janus Henderson Investors US LLC	0.33%
Large Cap Growth Fund	Massachusetts Financial Services Company	0.35%
Small Cap Index Fund	SSGA Funds Management, Inc.	0.035%
Developed International Index Fund	SSGA Funds Management, Inc.	0.065%
Index 500 Fund	SSGA Funds Management, Inc.	0.015%

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NAME OF FUND	NAME OF SUB-ADVISER	SUB-ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
Flexibly Managed Fund	T. Rowe Price Associates, Inc.[2,3,4]

When Fund assets do not exceed $500,000,000:

0.50% of the first $250,000,000;

0.40% over $250,000,000.

When Fund assets exceed $500,000,000, but do not exceed $2,000,000,000:

0.40% of the first $1,000,000,000;

0.35% over $1,000,000,000.

When Fund assets exceed $2,000,000,000, but do not exceed $3,000,000,000:

0.40% of the first $500,000,000;

0.35% over $500,000,000.

When Fund assets exceed $3,000,000,000:

0.35% (including assets at and below $3,000,000,000)

Large Growth Stock Fund	T. Rowe Price Associates, Inc.[4,5]

When Fund assets do not exceed $1,000,000,000:

0.40% on Fund assets up to $200,000,000;

0.33% on all assets when Fund assets reach $200,000,000;

0.325% on all assets when Fund assets reach $500,000,000,

When Fund assets exceed $1,000,000,000:

0.30% on Fund assets up to $1,000,000,000;

0.29% on Fund assets above $1,000,000,000;

0.29% on all assets when Fund assets reach $2,000,000,000; and

0.275% on Fund assets above $3,000,000,000.

Emerging Markets Equity Fund	Vontobel Asset Management, Inc.[6]	0.24%
International Equity Fund	Vontobel Asset Management, Inc.[6]	0.24%

[1]	Goldman Sachs Asset Management, L.P. is wholly-owned by The Goldman Sachs Group, Inc.
[2]

T. Rowe Price Associates, Inc. (“T. Rowe Price”) has agreed to waive the monthly compensation payable to it under the Investment Sub-Advisory Agreement to the extent necessary to reduce its effective monthly sub-advisory fees for each of the Flexibly Managed Fund and Large Growth Stock Fund by the following percentages based on the combined average daily net assets of the Funds:

Combined Average Daily Net Asset Levels	Sub-Advisory Fee Waiver
Between $750,000,000 and $1,500,000,000	5.0%
Between $1,500,000,000 and $3,000,000,000	7.5%
Above $3,000,000,000	10.0%

[3]

T. Rowe Price Associates, Inc. (“TRPA”) serves as the sub-adviser to the Flexibly Managed Fund, but has further delegated the day-to-day portfolio management of the Fund to T. Rowe Price Investment Management, Inc. (“TRPIM”), a wholly-owned subsidiary of TRPA. TRPIM is an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”). TRPA compensates TRPIM from the investment advisory fee paid to TRPA by PMAM.

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[4]

Pursuant to the Investment Sub-Advisory Agreement, T. Rowe Price has agreed to provide the Adviser with transitional credits to eliminate any discontinuity between the tiered fee schedule and the flat fee once assets exceed $3 billion. The credit will apply at asset levels between $2.93 billion and $3 billion. The transitional credit will be determined by multiplying the tiered fee schedule and the flat 0.35% fee schedule by the difference between the average daily fund assets and the $2.93 billion threshold, divided by the difference between $3 billion and the $2.93 billion threshold.

[5]

Pursuant to the Investment Sub-Advisory Agreement, T. Rowe Price has agreed to provide the Adviser with transitional credits to ease the impact of reverting from certain of the breakpoints in the Sub-Advisory Fee Schedule to the next breakpoint with a greater sub-advisory fee rate as set forth below. Each transitional credit will be determined by multiplying the difference between the two breakpoint sub-advisory fee rates (e.g., 0.40% and 0.33%) by the difference between the minimum asset level to which the transitional credit will apply (e.g., $165 million) and the Fund’s current average daily net assets, divided by the difference between the approximate asset levels to which the transitional credit will apply (e.g., $200 million — $165 million). A transitional credit will apply to the applicable assets for as long as the Fund shall maintain such asset level.

Sub-Advisory Fee Breakpoints to which Transitional Credits Apply	Approximate Asset Levels to which Transitional Credit Will Apply
0.40% on Fund assets up to $200,000,000 and 0.33% on all assets when Fund assets reach $200,000,000	$165 million - $200 million
0.33% on all assets when Fund assets reach $200,000,000 and 0.325% on all assets when Fund assets reach $500,000,000	$492.4 million - $500 million
0.325% on all assets when Fund assets reach $500,000,000 and 0.30% on Fund assets up to $1,000,000,000	$923 million - $1 billion
0.29% on Fund assets above $1,000,000,000 and 0.29% on all assets when Fund assets reach $2,000,000,000	$1.96 billion - $2 billion

[6]

Vontobel Asset Management, Inc. (“Vontobel”) utilizes order routing and execution services of certain of its foreign (non-U.S.) affiliates (“Vontobel Affiliates”) that are not registered under the Investment Advisers Act of 1940 (the “Advisers Act”). One or more Vontobel Affiliate employees may provide services to the Emerging Markets Equity Fund and International Equity Fund subject to the supervision of Vontobel through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, the Vontobel Affiliates are considered Participating Affiliates of Vontobel. Any compensation to the Vontobel Affiliates would be paid by Vontobel from the investment advisory fee paid to Vontobel by PMAM.

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For fiscal years 2024, 2023 and 2022, the advisory fees waived and the advisory fees paid to PMAM by each Fund were as follows:

	Advisory Fees Waived			Advisory Fees Paid[1]
Fund	2024	2023	2022	2024	2023	2022
Money Market Fund[2]	$0	$0	$170,455	$486,341	$517,499	$559,185
Limited Maturity Bond Fund	0	0	0	704,884	912,283	1,100,699
Quality Bond Fund	0	0	0	1,641,501	1,706,570	1,786,933
High Yield Bond Fund	0	0	0	598,334	607,015	688,719
Flexibly Managed Fund	0	0	0	35,748,814	33,341,950	33,420,282
Balanced Fund	N/A	N/A	N/A	N/A	N/A	N/A
Large Growth Stock Fund	0	0	0	2,353,166	1,977,625	2,122,789
Large Cap Growth Fund	0	(2,673)	0	378,035	366,347	366,439
Large Core Growth Fund	0	0	0	756,071	636,805	735,877
Large Cap Value Fund	0	0	0	1,142,581	1,083,498	1,215,679
Large Core Value Fund	0	0	0	884,961	1,002,457	1,137,468
Index 500 Fund	0	0	0	1,015,163	856,590	790,144
Mid Cap Growth Fund	0	0	0	983,104	995,716	1,068,119
Mid Cap Value Fund[2]	(2,564)	(6,541)	7,208	501,173	479,297	512,281
Mid Core Value Fund	0	0	0	546,518	568,177	611,469
SMID Cap Growth Fund	0	0	0	542,941	533,678	575,210
SMID Cap Value Fund	0	0	0	411,145	437,897	504,188
Small Cap Growth Fund	0	0	0	725,985	736,748	796,739
Small Cap Value Fund[3]	(3,151)	(12,990)	0	1,068,741	1,093,264	1,228,810
Small Cap Index Fund	0	0	0	254,356	245,640	252,000
Developed International Index Fund	(2,559)	0	0	250,412	260,762	283,107
International Equity Fund	0	0	0	1,950,245	2,100,017	2,222,503
Emerging Markets Equity Fund	0	0	0	678,829	793,965	920,669
Real Estate Securities Fund	0	0	0	755,038	691,315	805,373
Aggressive Allocation Fund	0	0	0	71,739	69,307	71,589
Moderately Aggressive Allocation Fund	0	0	0	244,001	237,540	251,300
Moderate Allocation Fund	0	0	0	250,650	258,765	287,480
Moderately Conservative Allocation Fund	0	0	0	94,717	94,877	106,411
Conservative Allocation Fund	0	0	0	54,981	56,262	62,282

[1]	“Advisory Fees Paid” reflect the gross amount of advisory fees paid and do not reflect amounts waived, as reported under “Advisory Fees Waived.”
[2]	During the fiscal year ended December 31, 2024, PMAM recovered previously waived advisory fees of $2,097 for the Mid Cap Value Fund.
[3]	During the fiscal year ended December 31, 2024, PMAM recovered previously waived advisory fees of $16,141 for the Small Cap Value Fund

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For fiscal years 2024, 2023 and 2022, the fees paid by PMAM to each of the Fund’s sub-advisers were as follows:

Fund	Sub-Adviser	2024	2023	2022
Flexibly Managed Fund	T. Rowe Price Associates, Inc.	$16,983,243	$15,781,446	$15,819,885
Large Growth Stock Fund	T. Rowe Price Associates, Inc.	1,055,508	941,386	1,103,517
Large Cap Growth Fund	Massachusetts Financial Services Company	260,127	266,434	266,501
Large Core Growth Fund	Delaware Investments Fund Advisers (5/1/23 - 12/31/23)	386,964	222,719	N/A
	Morgan Stanley Investment Management, Inc. (1/1/19 - 4/30/23)[1]	N/A	138,840	486,015
Large Cap Value Fund	AllianceBernstein, L.P.	487,916	465,192	516,031
Large Core Value Fund	Eaton Vance Management	435,264	521,765	586,146
Index 500 Fund	SSGA Funds Management, Inc.	236,694	210,265	199,191
Mid Cap Growth Fund	Delaware Investments Fund Advisers	530,131	568,848	606,110
Mid Cap Value Fund	Janus Henderson Investors US LLC	311,531	305,007	325,997
Mid Core Value Fund	American Century Investment Management, Inc.	321,512	345,847	372,199
SMID Cap Growth Fund	Goldman Sachs Asset Management, L.P.	301,712	308,860	332,117
SMID Cap Value Fund	AllianceBernstein, L.P.	318,365	350,649	395,123
Small Cap Growth Fund	Janus Henderson Investors US LLC	504,194	549,409	596,545
Small Cap Value Fund	Goldman Sachs Asset Management, L.P.	836,479	909,858	1,024,104
Small Cap Index Fund	SSGA Funds Management, Inc.	60,871	59,128	60,400
Developed International Index Fund	SSGA Funds Management, Inc.	108,471	111,921	118,312
International Equity Fund	Vontobel Asset Management, Inc.	756,100	911,273	947,477
Emerging Markets Equity Fund	Vontobel Asset Management, Inc.	245,699	318,332	356,908
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.	399,656	373,223	417,145

[1]	Effective May 1, 2023, Delaware Investment Fund Advisers replaced Morgan Stanley Investment Management, Inc. as the Fund’s sub-adviser.

Portfolio Managers

This section includes information about the Funds’ portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own (if any), and how they are compensated.

Penn Mutual Asset Management, LLC: Adviser to the PMAM-Managed Funds

Compensation. The PMAM portfolio managers are compensated directly by PMAM. The compensation paid to the PMAM portfolio managers is determined based upon two components. The first component is base salary, which is fixed and reviewed annually. The second component of compensation is in the form of a bonus based

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upon a multiple of base salary and tied to specific measures of profitability goals, sales goals and expense management goals of Penn Mutual.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2024.

Other Accounts. In addition to certain of the PMAM-Managed Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2024.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Scott Ellis	1	$74.0	1	$109.1	5	$28,994.8
Mark Heppenstall	1	$294.1	0	$0	6	$29,163.0
Hong Mu	0	$0	0	$0	5	$28,994.8
Jennifer Ripper	0	$0	0	$0	5	$28,994.8
Greg Zappin	3	$368.1	1	$109.1	6	$29,163.0

Conflicts of Interest. The Portfolio Managers manage multiple accounts, including the PMAM-Managed Funds. The Portfolio Managers make decisions for each portfolio taking into account the investment objectives, policies, guidelines and other relevant considerations that are applicable to that portfolio. PMAM believes that its written policies and procedures are reasonably designed to minimize potential conflicts of interest and to prevent material conflicts of interest that may arise when managing portfolios for multiple accounts with similar investment objectives. Certain PMAM portfolio managers may also manage the assets of the general account of Penn Mutual and its affiliate insurance companies. PMAM’s policies and procedures provide that the trading of insurance accounts will be performed in a manner that does not give an improper advantage to those accounts to the detriment of any other account managed by PMAM.

PMAM does not believe that any material conflicts of interest exist in connection with the Portfolio Managers’ management of the investments of the PMAM-Managed Funds and the investments of the Other Accounts referenced in the table above.

AllianceBernstein L.P. (“AllianceBernstein”): Sub-Adviser to the Large Cap Value Fund and SMID Cap Value Fund

Portfolio Manager Compensation

AllianceBernstein’s compensation program for portfolio managers is designed to align with clients’ interests, emphasizing each portfolio manager’s ability to generate long-term investment success for AllianceBernstein’s clients, including the Funds. AllianceBernstein also strives to ensure that compensation is competitive and effective in attracting and retaining the highest caliber employees.

Portfolio managers receive a base salary, incentive compensation and contributions to AllianceBernstein’s 401(k) plan. Part of the annual incentive compensation is generally paid in the form of a cash bonus, and part through an award under the firm’s Incentive Compensation Award Plan (“ICAP”). The ICAP awards vest over a three-year period. Deferred awards are paid in the form of restricted grants of the firm’s Master Limited Partnership Units, and award recipients have the ability to receive a portion of their awards in deferred cash. The amount of contributions to the 401(k) plan is determined at the sole discretion of AllianceBernstein. On an annual basis, AllianceBernstein endeavors to combine all of the foregoing elements into a total compensation package that considers industry compensation trends and is designed to retain its best talent.

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The incentive portion of total compensation is determined by quantitative and qualitative factors. Quantitative factors, which are weighted more heavily, are driven by investment performance. Qualitative factors are driven by contributions to the investment process and client success.

The quantitative component includes measures of absolute, relative and risk-adjusted investment performance. Relative and risk-adjusted returns are determined based on the benchmark in the Funds’ prospectus and versus peers over one-, three- and five-year calendar periods, with more weight given to longer-time periods. Peer groups are chosen by Chief Investment Officers, who consult with the product management team to identify products most similar to our investment style and most relevant within the asset class. Portfolio managers of the Funds do not receive any direct compensation based upon the investment returns of any individual client account, and compensation is not tied directly to the level or change in level of assets under management.

Among the qualitative components considered, the most important include thought leadership, collaboration with other investment colleagues, contributions to risk-adjusted returns of other portfolios in the firm, efforts in mentoring and building a strong talent pool and being a good corporate citizen. Other factors can play a role in determining portfolio managers’ compensation, such as the complexity of investment strategies managed, volume of assets managed and experience.

AllianceBernstein applies a leadership framework to clarify expectations and define how performance is measured. Assessments of investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and AllianceBernstein.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2024.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2024.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
James MacGregor*	21	$6,560	43	$2,059	52	$3,877
John Fogarty	12	$38,114	28	$56,934	3,171	$12,745
Vinay Thapar	12	$38,114	28	$56,934	3,171	$12,745
Erik Turenchalk**	18	$6,519	41	$1,857	48	$3,541
Christopher Kotowicz	5	$3,194	2	$269	124	$248

*	Four Other Accounts with total assets of approximately $413 million had performance-based advisory fees.
**	Two Other Accounts with total assets of approximately $245 million had performance-based advisory fees.

Conflicts of Interests.

As an investment adviser and fiduciary, AllianceBernstein owes its investment advisory client’s duty of loyalty. AllianceBernstein recognizes that conflicts of interest are inherent in its business and accordingly has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. AllianceBernstein places the interests of its clients first and expects all of its employees to meet their fiduciary duties.

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Approach to Handling Conflicts of Interest

When acting as a fiduciary, AllianceBernstein owes its investment advisory clients a duty of loyalty. This includes the duty to address — or at least disclose — conflicts of interest which may exist between different clients, between the firm and clients, or between AllianceBernstein employees and clients. Where potential conflicts arise from fiduciary activities, AllianceBernstein takes steps to mitigate, or at least disclose, them. Where activities do not involve fiduciary obligations — such as the level of client servicing offered through each client channel — AllianceBernstein reserves the right to act in accordance with its business judgment. Conflicts arising from fiduciary activities that cannot be avoided (or AllianceBernstein chooses not to avoid) are mitigated through written policies that AllianceBernstein believes protect the interests of its clients as a whole. In these cases — which include issues such as personal trading and client entertainment — regulators have generally prescribed detailed rules or principles for investment firms to follow. By complying with these rules and using robust compliance practices, AllianceBernstein believes it addresses these conflicts appropriately. Some potential conflicts are outside the scope of compliance monitoring. Identifying these conflicts requires careful and continuing consideration of the interaction of different products, business lines, operational processes and incentive structures. These interactions are not static; changes in the firm’s activities can lead to new potential conflicts. Potential conflicts may also arise from new products or services, operational changes, new reporting lines and market developments.

Conflicts Committee: To assist in this area, AllianceBernstein has appointed a Conflicts Committee, which is chaired by the firm’s Conflicts Officer. The Committee is comprised of compliance directors, firm counsel and experienced business leaders, who review areas of change and assess the adequacy of controls. The work of the Conflicts Committee is overseen by the Code of Ethics Oversight Committee.

Written Policies and Procedures: AllianceBernstein has an “Approach to Potential Conflicts” disclosure which summarizes the firm’s conflicts management plan. It is meant to provide employees, clients, and prospective clients with a summary description of the conflicts and potential conflicts AllianceBernstein may encounter, and outlines the policies and procedures the firm maintains for managing those conflicts. For a more detailed account of the conflicts and our approaches to handling those conflicts please refer to AllianceBernstein Form ADV Part 2A (the “ADV”). Both the firm’s ADV and its Code of Ethics are available at www.alliancebernstein.com.

Employee Personal Trading: AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds. AllianceBernstein’s Code of Business Conduct and Ethics requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code of Business Conduct and Ethics also requires preclearance of all securities transactions (except transactions in U.S. Treasuries and open-end mutual funds) and imposes a 60-day holding period for securities purchased by employees to discourage short-term trading. Employees must confirm annually that they have disclosed any potential conflicts of interest and that they are in compliance with the requirements associated with the firm’s Policy and Procedures.

Personal securities transactions by an employee of an investment adviser may raise a potential conflict of interest when that employee owns or trades in a security that is owned or considered for purchase or sale by a client or recommended for purchase or sale by an employee to a client. AllianceBernstein’s Code of Ethics includes rules that are designed to detect and prevent conflicts of interest when investment professionals and other employees own, buy or sell securities which may be owned by or bought or sold for clients. The Code generally discourages employees from engaging in personal trading in individual securities. Before an employee can engage in a

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personal securities trade, the Code requires that he or she obtain preclearance from our Compliance Department. Employee investments in AllianceBernstein Mutual Funds are subject to preclearance, but investments in other open-ended mutual funds and certain ETFs are exempt from preclearance. Securities purchased by employees must be held for at least 60 days. An employee is allowed to conduct up to twenty (20) securities trades each month. The Code requires US employees to maintain accounts at certain designated brokerage firms and requires that all employee personal accounts be disclosed to the firm. Subject to reporting and certain controls, AllianceBernstein allows its employees to hire discretionary investment advisers to manage their personal accounts. The Code’s personal trading procedures are administered by the firm’s Legal and Compliance Department. The firm has established a Code of Ethics Oversight Committee, which is responsible for reviewing exceptions to and violations of the Code, as well as establishing new or amending rules as necessary. The members of that Committee are some of AllianceBernstein’s most senior personnel.

Managing Multiple Accounts for Multiple Clients: AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for clients and is generally not tied specifically to the performance of any particular client’s account, nor is it generally tied directly to the level or change in level of assets under management.

Allocating Investment Opportunities: The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. AllianceBernstein’s policies and procedures require, among other things, objective allocation for limited investment opportunities (e.g., on a rotational basis) and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, access to portfolio funds or other investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to address potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

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American Century Investment Management, Inc. (“American Century”): Sub-Adviser to the Mid Core Value Fund

Compensation. American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of December 31, 2024, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity.

Base Salary. Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus. A significant portion of portfolio manager compensation takes the form of an annual incentive bonus which is determined by a combination of factors. One factor is investment performance of funds a portfolio manager manages. For most American Century mutual funds, investment performance is measured by a combination of one-, three-and five-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The investment performance of the relevant American Century fund is measured, in part, relative to the performance of the Russell Midcap® Value Index. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.

Portfolio managers may have responsibility for multiple American Century products. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.

Portfolio managers also may have responsibility for other types of managed portfolios or ETFs. This is the case for the Fund. If the performance of a managed account or ETF is considered for purposes of compensation, it is generally measured via the same criteria as an American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group). Performance of the Fund is not separately considered in determining portfolio manager compensation.

A second factor in the bonus calculation relates to the performance of a number of American Century Investment products managed according to one of the following investment styles: global growth equity, global value equity, disciplined equity, global fixed income, and multi-asset strategies. The performance of American Century ETFs may also be included for certain investment disciplines. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one-, three-, and five- year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed and the composite for certain portfolio managers may include multiple disciplines. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of portfolio managers’ bonuses may be discretionary and may be tied to factors such as profitability, or individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans. Portfolio managers are eligible for grants of restricted stock of American Century Companies, Inc. (“ACC”). These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations such as profitability. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

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Deferred Compensation Plans. Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2024.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The following table reflects the accounts managed by the portfolio managers as of December 31, 2024.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Michael Liss	16	$24,709	5	$2,693	10	$1,577
Nathan Rawlins	9	$10,747	1	$1,134	3	$486
Kevin Toney	16	$24,709	5	$2,693	10	$1,577
Brian Woglom	19	$25,123	5	$2,693	8	$1,573

Conflicts of Interest. Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies, such as one portfolio buying or selling a security while another portfolio has a differing, potentially opposite position in such security. This may include one portfolio taking a short position in the security of an issuer that is held long in another portfolio (or vice versa). Other potential conflicts may arise with respect to the allocation of investment opportunities, which are discussed in more detail below. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, disciplined equity, global growth equity, global value equity, global fixed income, multi-asset strategies, exchange traded funds, and Avantis Investors funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest. In addition, American Century Investments maintains an ethical wall that restricts real time access to information regarding any portfolio’s transaction activities and positions to team members that have responsibility for a given portfolio or are within the same equity investment discipline. The ethical wall is intended to aid in preventing the misuse of portfolio holdings information and trading activity in the other disciplines.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not. American Century may aggregate orders to purchase or sell the same security for multiple funds when it believes such aggregation is consistent with its duty to seek best execution on behalf of its

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clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. A centralized trading desk executes all fixed income securities transactions for Avantis ETFs and mutual funds. For all other funds in the American Century complex, portfolio teams are responsible for executing fixed income trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system. There is an ethical wall between the Avantis trading desk and all other American Century traders. The Advisor’s Global Head of Trading monitors all trading activity for best execution and to make sure no set of clients is being systematically disadvantaged.

Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Cohen & Steers Capital Management, Inc. (“Cohen & Steers”): Sub-Adviser to the Real Estate Securities Fund

Compensation. Compensation of portfolio managers and other investment professionals is comprised of: (1) a base salary, (2) an annual cash bonus and (3) long-term stock-based compensation consisting generally of restricted stock units of Cohen & Steers, Inc. (“CNS”), the parent company of Cohen & Steers. All employees, including the portfolio managers and other investment professionals, also receive certain retirement, insurance and other benefits. Compensation is reviewed on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are effective the January following the fiscal year-end of CNS. Compensation for the portfolio managers is determined by evaluating four primary components, in order of emphasis: (1) investment performance, (2) leadership and collaboration, (3) team level revenue changes and (4) the firm’s financial results. The investment performance evaluation is based on the team’s excess returns versus a representative benchmark and, where available, on the percentile rankings relative to an institutional peer group and percentile rankings relative to a retail peer group. The performance metrics are on a pre-tax and pre-expense basis and are reviewed for both the one-and three-year periods, with a greater weight given to the three-year period. The benchmark and peers which most represent the investment strategy are used in evaluating performance. For portfolio managers responsible for multiple funds and other accounts, performance is evaluated on an aggregate basis. Leadership and collaboration are evaluated through a qualitative assessment. The qualitative factors considered for evaluating leadership include, among others, process and innovation, team development, thought leadership, client service and cross team cooperation. A final factor is based on portfolio managers’ ownership level in the funds they manage.

On an annual basis, the performance metrics and leadership factors are aggregated to produce a quantitative assessment of the portfolio manager and investment team. This assessment is considered alongside calendar year over year changes in a strategy’s advisory fees earned, the operating performance of Cohen & Steers and CNS, and market factors to determine appropriate levels for salaries, bonuses and stock-based compensation. Base compensation for portfolio managers are fixed and vary in line with the portfolio manager’s seniority and position with the firm. Cash bonuses and stock based compensation may fluctuate significantly from year-to-year, based on this framework.

Cohen & Steers has a negligible number of accounts with performance based fees, and although portfolio managers do not directly receive a portion of these fees, performance based fees may contribute to the overall profitability of Cohen & Steers.

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Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2024.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2024.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jon Cheigh	9	$18,421	30	$4,458	19	$4,353
Mathew Kirschner	9	$27,651	29	$12,839	31*	$4,867
Jason Yablon	18	$31,427	60	$17,167	53*	$9,765
Ji Zhang	11	$25,609	49	$14,600	42*	$7,482

*	One Other Account with total assets of approximately $287 million had performance-based advisory fees.

Conflicts of Interests. Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts that invest in securities in which the Fund may invest or that may pursue a strategy similar to one of the Fund’s strategies, Cohen & Steers has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions among the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may provide more revenue to Cohen & Steers. While this may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, Cohen & Steers strives to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. In this regard, in the absence of specific account-related impediments (such as client-imposed restrictions or lack of available cash), for equity strategies it is the general policy of Cohen & Steers to allocate investment ideas pro rata to all accounts with the same primary investment objective, except where an allocation would not produce a meaningful position size. Cohen & Steers generally attempts to allocate orders for the same fixed income security on a pro rata basis among participating eligible accounts. Purchases and sales of fixed income securities, including new issues (and other limited investment opportunities) may differ from a pro-rata allocation based on the investment objective, guideline restrictions, the benchmark and characteristics of the particular account. When determining which accounts will participate in a block trade, Cohen & Steers also takes into consideration factors that may include duration, sector and/or issuer weights relative to benchmark, cash flows/liquidity needs, style, maturity and credit quality. In addition, if the allocation process results in a very small allocation, or if there are minimum security requirements that are not achieved at our targeted position size, these amounts can be reallocated to other clients. To reach desired outcomes with regards to portfolio characteristics, certain portfolios may hold different securities with substantially similar investment characteristics to achieve that end, such that comparable risk positioning, in accordance with guidelines and mandates, is realized over time. In addition, each Fund, as a registered investment company, is subject to different regulations than certain of the other accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as other accounts.

Certain of the portfolio managers may from time to time manage one or more accounts in which Cohen & Steers and its affiliated companies holds a substantial interest (the “CNS Accounts”). Certain securities held and traded in the CNS Accounts also may be held and traded in one or more client accounts. It is the policy of Cohen & Steers however not to put the interests of the CNS Accounts ahead of the interests of client accounts. Cohen & Steers may aggregate orders of client accounts with those of the CNS Accounts; however, under no circumstances will preferential treatment be given to the CNS Accounts. For all orders involving the CNS

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Accounts, purchases or sales will be allocated prior to trade placement, and orders that are only partially filled will be allocated across all accounts in proportion to the shares each account, including the CNS Accounts, was designated to receive prior to trading. As a result, it is expected that the CNS Accounts will receive the same average price as other accounts included in the aggregated order. Shares will not be allocated or re-allocated to the CNS Accounts after trade execution or after the average price is known. In the event so few shares of an order are executed that a pro-rata allocation is not practical, a rotational system of allocation may be used; however, the CNS Accounts will never be part of that rotation or receive shares of a partially filled order other than on a pro-rata basis.

Because certain CNS Accounts are managed with a cash management objective, it is possible that a security will be sold out of the CNS Accounts but continue to be held for one or more client accounts. In situations when this occurs, such security will remain in a client account only if Cohen & Steers, acting in its reasonable judgment and consistent with its fiduciary duties, believes this is appropriate for, and consistent with the objectives and profile of, the client account.

Certain accounts managed by Cohen & Steers may compensate Cohen & Steers using performance-based fees. Orders for these accounts will be aggregated, to the extent possible, with any other account managed by Cohen & Steers, regardless of the method of compensation. In the event such orders are aggregated, allocation of partially-filled orders will be made on a pro-rata basis in accordance with pre-trade indications. An account’s fee structure is not considered when making allocation decisions.

Certain of the portfolio managers may from time to time manage portfolios used in a unified managed account programs or other model portfolio arrangements (collectively, “Model Portfolios”) offered by various sponsors and/or other non-Cohen & Steers investment advisors. In connection with these Model Portfolios, portfolio managers provide investment recommendations in the form of model portfolios to a third party, who is responsible for executing trades for participating client accounts. Cohen & Steers maintains procedures designed to deliver portfolios on a fair and equitable basis. Trades for Cohen & Steers discretionary managed accounts, including the Funds, are worked contemporaneously with the delivery of updated model information. The Model Portfolios may achieve a security weighting ahead of or after the weighting achieved in our Funds.

Finally, the structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus compensation.

Cohen & Steers adopted certain compliance procedures that are designed to address the above conflicts as well as other types of conflicts of interests. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Delaware Investments Fund Advisers (“DIFA”): Sub-Adviser to the Mid Cap Growth Fund and Large Core Growth Fund

Compensation. Each portfolio’s manager’s compensation consists of the following:

Base Salary. Each named portfolio manager receives a fixed salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus. Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products the portfolio managers manage. Macquarie Asset Management (“MAM”) keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant products and the investment management team) creates the “bonus pool” for

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the products. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors generally having the largest share. The pool is allotted based on subjective factors and objective factors. The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Morningstar, Inc. peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Portfolio managers participate in retention programs, including the MAM Notional Investment Plan and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

MAM Notional Investment Plan. A portion of a portfolio manager’s retained profit share may be notionally exposed to the return of certain funds within Macquarie Asset Management Funds pursuant to the terms of the MAM Notional Investment Plan. The retained amount will vest in equal tranches over a period ranging from four to five years after the date of investment (depending on the level of the employee).

Macquarie Group Employee Retained Equity Plan. A portion of a portfolio manager’s retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in a period ranging from four to five years after the date of investment (depending on the level of the employee).

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2024.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. One of the accounts listed below is subject to a performance-based advisory fee. The information below is provided as of December 31, 2024.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Kimberly A. Scott	4	$8,343	1	$279.6	5	$642.0
Bradley P. Halverson	4	$8,343	1	$279.6	5	$642.0
Bradley D. Angermeier	4	$9,914	1	$7.3	8	$365.5	*
Bradley M. Klapmeyer	4	$9,914	1	$7.3	8	$365.5	*

*	One account with a performance-based fee totaling $46,893.

Conflicts of Interests. Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Fund and the investment action for such other fund or account and the Fund may differ. For example, an account or fund may be selling a security, while another account or fund, or the Fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund or account, or the Fund. Additionally, the management of multiple other funds or accounts and the Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Fund. A portfolio manager may discover an investment opportunity that may be suitable for more than one fund or account. The investment opportunity may be limited, however, so that all funds or accounts for which the

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investment would be suitable may not be able to participate. DIFA and its affiliates have established proprietary accounts and initial seed accounts, and also manages accounts for affiliated entities. A portfolio manager also may have invested in certain funds or accounts managed by DIFA. Accordingly, portfolio managers have an incentive to favor these accounts or funds over other client accounts or funds. DIFA has adopted procedures designed to allocate investments fairly across multiple funds and accounts including, unless prohibited by applicable law, proprietary and affiliated accounts.

Some of the accounts managed by the portfolio managers may have a performance-based fee. This compensation structure presents a potential conflict of interest because portfolio managers have an incentive to manage these accounts so as to enhance their performance, to the possible detriment of other accounts for which the investment manager does not receive a performance-based fee.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While DIFA’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

When DIFA and its affiliates establish proprietary accounts, provide the initial seed capital in connection with the creation of a new investment product or style, and manage affiliate accounts, these accounts may not exhibit the same performance results as a similarly managed fund for a variety of reasons, including regulatory restrictions on the type and amount of securities in which the proprietary capital invests, differential credit and financing terms, and the use of hedging transactions that differ from those used to implement investment strategies for advisory clients.

Eaton Vance Management (“Eaton Vance”): Sub-Adviser to the Large Core Value Fund

Compensation. The compensation structure of Morgan Stanley Investment Management, including Eaton Vance (“Investment Management”) is based on a total reward system of base salary and incentive compensation, which is paid either in the form of cash bonus, or for employees meeting the specified deferred compensation eligibility threshold, partially as a cash bonus and partially as mandatory deferred compensation. Deferred compensation granted to Investment Management employees is generally granted as a mix of deferred cash awards under the Investment Management Alignment Plan (“IMAP”) and equity-based awards in the form of stock units. The portion of incentive compensation granted in the form of a deferred compensation award and the terms of such awards are determined annually by the Compensation, Management Development and Succession Committee of the Morgan Stanley Board of Directors.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the adviser.

Incentive compensation. In addition to base compensation, portfolio managers may receive discretionary year-end compensation.

Incentive compensation may include:

•	Cash Bonus.

•	Deferred Compensation:

•

A mandatory program that defers a portion of incentive compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions.

•

IMAP is a cash-based deferred compensation plan designed to increase the alignment of participants’ interests with the interests of clients. For eligible employees, a portion of their deferred compensation is mandatorily deferred into IMAP on an annual basis. Awards granted under IMAP are notionally invested in referenced funds available pursuant to the plan,

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which are funds advised by Investment Management and its affiliates that are investment advisers. Portfolio managers are required to notionally invest a minimum of 40% of their account balance in the designated funds that they manage and are included in the IMAP notional investment fund menu.

•

Deferred compensation awards are typically subject to vesting over a multi-year period and are subject to cancellation through the payment date for competition, cause (i.e., any act or omission that constitutes a breach of obligation to the company, including failure to comply with internal compliance, ethics or risk management standards, and failure or refusal to perform duties satisfactorily, including supervisory and management duties), disclosure of proprietary information, and solicitation of employees or clients. Awards are also subject to clawback through the payment date if an employee’s act or omission (including with respect to direct supervisory responsibilities) causes a restatement of the firm’s consolidated financial results, constitutes a violation of the firm’s global risk management principles, policies and standards, or causes a loss of revenue associated with a position on which the employee was paid and the employee operated outside of internal control policies.

Investment Management compensates employees based on principles of pay-for-performance, market competitiveness and risk management. Eligibility for, and the amount of any, discretionary compensation is subject to a multi-dimensional process. Specifically, consideration is given to one or more of the following factors, which can vary by portfolio management team and circumstances:

•	Revenue and profitability of the business and/or each fund/account managed by the portfolio manager

•	Revenue and profitability of the firm

•	Return on equity and risk factors of both the business units and Morgan Stanley

•	Assets managed by the portfolio manager

•	External market conditions

•	New business development and business sustainability

•	Contribution to client objectives

•	Team, product and/or Investment Management and its affiliates that are investment advisers performance

•

The pre-tax investment performance of the funds/accounts managed by the portfolio manager (which may, in certain cases, be measured against the applicable benchmark(s) and/or peer group(s) over one-, three- and five-year periods)

•	Individual contribution and performance

Further, the firm’s Global Incentive Compensation Discretion Policy requires compensation managers to consider only legitimate, business related factors when exercising discretion in determining variable incentive compensation, including adherence to Morgan Stanley’s core values, conduct, disciplinary actions in the current performance year, risk management and risk outcomes.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2024.

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Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2024.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts[2]
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Aaron S. Dunn, CFA[1]	7	$6,437.6	1	$254.8	34	$7851.4
Bradley Galko	7	$6,437.6	1	$254.8	34	$7851.4

[1]	This portfolio manager provides advisory services for certain of the “Other Accounts” on a nondiscretionary or model basis.
[2]

For “Other Accounts” that are part of a wrap account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap account program. These assets managed may include assets advised on a nondiscretionary or model basis.

Conflicts of Interests. As a diversified global financial services firm, Morgan Stanley, the parent company of Eaton Vance Management (“EVM”), engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of an investment fund or account sponsored, managed, advised or sub-advised by EVM (each, an “EVM Advised Vehicle”). Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, advised or sub-advised by EVM or one of its investment adviser affiliates, the Affiliated Investment Accounts”) with a wide variety of investment objectives that in some instances may overlap or conflict with an EVM Advised Vehicle’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, EVM and/or EVM’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with an EVM Advised Vehicle and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. The conflicts herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests EVM or its affiliates may have now or in the future. Conflicts of interest not described below may also exist. References to EVM in this section include an EVM Advised Vehicle’s affiliated sub-adviser (if any) unless otherwise noted.

The discussions below with respect to actual, apparent and potential conflicts of interest may be applicable to or arise from the Affiliated Investment Accounts managed by EVM’s investment adviser affiliates whether or not specifically identified.

Material Non-Public and Other Information. It is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to EVM. If such information becomes available, EVM may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity including for an extended period of time. The Adviser may also from time to time be subject to contractual “stand-still” obligations and/or confidentiality obligations that may restrict its ability to transact in certain investments on an EVM Advised Vehicle’s behalf. In addition, EVM may be precluded from disclosing such information to an investment team, even in circumstances in which the information would be beneficial if disclosed. Therefore, the investment team may not be provided access to material non-public

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information in the possession of Morgan Stanley that might be relevant to an investment decision to be made on behalf of an EVM Advised Vehicle, and the investment team may initiate a transaction or sell an investment that, if such information had been known to it, may not have been undertaken. In addition, certain members of the investment team may be recused from certain investment-related discussions so that such members do not receive information that would limit their ability to perform functions of their employment with EVM or its affiliates unrelated to that of an EVM Advised Vehicle. Furthermore, access to information held by certain parts of Morgan Stanley may be subject to third party confidentiality obligations and to information barriers established by Morgan Stanley designed to manage potential conflicts of interest and regulatory restrictions, including, without limitation, joint transaction restrictions pursuant to the 1940 Act. Accordingly, EVM’s ability to source investments from, or invest alongside, other business units within Morgan Stanley may be limited and there can be no assurance that EVM will be able to source any investments from any one or more parts of the Morgan Stanley network.

The Adviser may restrict its investment decisions and activities on behalf of EVM Advised Vehicles in various circumstances, including because of applicable regulatory requirements or information held by EVM, EVM’s investment adviser affiliates or Morgan Stanley. The Adviser might not engage in transactions or other activities for, or enforce certain rights in favor of, an EVM Advised Vehicle due to Morgan Stanley’s activities outside EVM Advised Vehicles. Furthermore, Morgan Stanley could have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. In instances where trading of an investment is restricted, EVM may not be able to purchase or sell such investment on behalf of an EVM Advised Vehicle, including for an extended period of time, resulting in an EVM Advised Vehicle’s inability to participate in certain desirable transactions. This inability to buy or sell an investment could have an adverse effect on an EVM Advised Vehicle’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted.

Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, EVM, in certain instances, will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley and, in such instances, will not manage EVM Advised Vehicles with the benefit of the information held by such other areas. Morgan Stanley, due to its access to and knowledge of funds, markets and securities based on its various businesses, may make decisions based on information or take (or refrain from taking) actions with respect to interests in investments of the kind held (directly or indirectly) by EVM Advised Vehicles in a manner that may be adverse to the Fund, and will not have any obligation or other duty to share information with EVM.

In other instances, Morgan Stanley personnel, including personnel of EVM, will have access to information and personnel of its affiliates. For example, EVM may, in certain instances, share information with its affiliates regarding due diligence of companies and other investment-related due diligence. The Adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates. Information sharing may limit or restrict the ability of EVM to engage in or otherwise effect transactions on behalf of EVM Advised Vehicles (including purchasing or selling securities that EVM may otherwise have purchased or sold for an EVM Advised Vehicle in the absence of the sharing of information). Also, it may adversely affect an EVM Advised Vehicle’s investments, ability to invest in, or divest from, a company or engage in transactions or otherwise disadvantage an EVM Advised Vehicle. In managing conflicts of interest that arise because of the foregoing, EVM generally will be subject to fiduciary requirements. The Adviser may also implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and EVM will also apply internally within EVM. As a result, an EVM Advised Vehicle may not be permitted to transact in (e.g., dispose of a security in whole or in part) during periods when it otherwise would have been desirable and able to do so, which could adversely affect an EVM Advised Vehicle. Other investors in the security that are not subject to such restrictions may be able to transact in the security during such periods. There may also be circumstances in which, as a result of information held by certain portfolio management teams in EVM, EVM limits an activity or transaction for an EVM Advised Vehicle, including if an EVM Advised Vehicle is managed by a portfolio management team other than the team holding such information.

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Morgan Stanley and its personnel will not be under any obligation or other duty to share certain information with EVM or personnel involved in decision-making for Affiliated Investment Accounts (including EVM Advised Vehicles), as applicable, and EVM may make investment decisions for an EVM Advised Vehicle that differ from those EVM would have made if Morgan Stanley, or other parts of EVM, had provided such information, and the Fund be disadvantaged as a result thereof. Additionally, different portfolio management teams within EVM may make decisions based on information or take (or refrain from taking) actions with respect to Affiliated Investment Accounts they advise in a manner different than or adverse to EVM Advised Vehicles.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including EVM and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of an EVM Advised Vehicle or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both EVM and one or more of EVM’s investment adviser affiliates. A Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among an EVM Advised Vehicle and other investment funds, programs, accounts and businesses advised by or affiliated with EVM or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for EVM to favor such other accounts.

Morgan Stanley currently invests and plans to continue to invest on its own behalf and on behalf of its Affiliated Investment Accounts in a wide variety of investment opportunities globally. Morgan Stanley and its Affiliated Investment Accounts, to the extent consistent with applicable law and policies and procedures, will be permitted to invest in investment opportunities without making such opportunities available to an EVM Advised Vehicle. Subject to the foregoing, Morgan Stanley may offer investments that fall into the investment objectives of an Affiliated Investment Account to such account or make such investment on its own behalf, even though such investment also falls within an EVM Advised Vehicle’s investment objectives. A Fund may invest in opportunities that Morgan Stanley and/or one or more Affiliated Investment Accounts has declined, and vice versa. All of the foregoing may reduce the number of investment opportunities available to an EVM Advised Vehicle and may create conflicts of interest in allocating investment opportunities. Investors should note that the conflicts inherent in making such allocation decisions may not always be resolved to an EVM Advised Vehicle’s advantage. There can be no assurance that an EVM Advised Vehicle will have an opportunity to participate in certain opportunities that fall within their investment objectives. The interests of Morgan Stanley in an investment or a company may present certain conflicts of interest with respect to an investment by an EVM Advised Vehicle in the same investment or an EVM Advised Vehicle’s participation in a transaction with such company.

To the extent EVM utilizes quantitative models or risk management or optimization investment techniques, the decision on when to initiate a purchase or sale transaction may differ, and be done for different reasons, than EVM or its affiliates may take for Affiliated Investment Accounts when not utilizing such techniques. This could create conflicts of interest, and it is possible that one or more accounts managed by EVM will achieve investment results that are substantially more or less favorable than those results achieved by an EVM Advised Vehicle.

To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, EVM has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of EVM, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of EVM. Each client of EVM that is subject to the allocation policies and procedures, including each Fund, is assigned an investment team and portfolio manager(s) by EVM. The investment team and portfolio managers review investment opportunities and will decide with respect to the allocation of each

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opportunity considering various factors and in accordance with the allocation policies and procedures. The allocation policies and procedures are subject to change. Investors should note that the conflicts inherent in making such allocation decisions may not always be resolved to the advantage of an EVM Advised Vehicle.

It is possible that Morgan Stanley or an Affiliated Investment Account, including another EVM Advised Vehicle, will invest in or advise (in the case of Morgan Stanley) a company that is or becomes a competitor of a company of which an EVM Advised Vehicle holds an investment. Such investment could create a conflict between the Fund, on the one hand, and Morgan Stanley or the Affiliated Investment Account, on the other hand. In such a situation, Morgan Stanley may also have a conflict in the allocation of its own resources to the portfolio investment. Furthermore, certain Affiliated Investment Accounts will be focused primarily on investing in other funds which may have strategies that overlap and/or directly conflict and compete with an EVM Advised Vehicle.

In addition, certain investment professionals who are involved in an EVM Advised Vehicle’s activities remain responsible for the investment activities of other Affiliated Investment Accounts managed by EVM and its affiliates, and they will devote time to the management of such investments and other newly created Affiliated Investment Accounts (whether in the form of funds, separate accounts or other vehicles), as well as their own investments. In addition, in connection with the management of investments for other Affiliated Investment Accounts, members of Morgan Stanley and its affiliates may serve on the boards of directors of or advise companies which may compete with an EVM Advised Vehicle’s portfolio investments. Moreover, these Affiliated Investment Accounts managed by Morgan Stanley and its affiliates may pursue investment opportunities that may also be suitable for an EVM Advised Vehicle.

It should be noted that Morgan Stanley may, directly or indirectly, make large investments in certain of its Affiliated Investment Accounts, and accordingly Morgan Stanley’s investment in an EVM Advised Vehicle may not be a determining factor in the outcome of any of the foregoing conflicts. Nothing herein restricts or in any way limits the activities of Morgan Stanley, including its ability to buy or sell interests in, or provide financing to, equity and/or debt instruments, funds or portfolio companies, for its own accounts or for the accounts of Affiliated Investment Accounts or other investment funds or clients in accordance with applicable law.

Different clients of EVM and its affiliates, including an EVM Advised Vehicle, may invest in (1) different classes of securities of the same issuer (including, without limitation, different parts of an issuer’s capital structure), depending on the respective clients’ investment objectives and policies and/or (2) the same class of securities of the same issuer while seeking different investment objectives or executing different investment strategies (such as long-term v. short-term investment horizons), and EVM may face conflicts with respect to the interests involved. As a result, EVM and its affiliates, at times, will seek to satisfy fiduciary obligations to certain clients owning one / the same class of securities of a particular issuer by pursuing or enforcing rights on behalf of those clients with respect to such (class of) securities, and those activities may have an adverse effect on another client which owns a different class of securities of such issuer. For example, if one client holds debt securities of an issuer and another client holds equity securities of the same issuer, if the issuer experiences financial or operational challenges, EVM and its affiliates may seek a liquidation of the issuer on behalf of the client that holds the debt securities, whereas the client holding the equity securities may benefit from a reorganization of the issuer. Thus, in such situations, the actions taken by EVM or its affiliates on behalf of one client can negatively impact securities held by another client. Alternatively, for example, if a client owns a security while seeking short-term capital appreciation that Adviser may vote proxies or engage with the issuer (as applicable) in pursuit of that goal – which could negatively impact clients who hold the same security but are seeking long-term capital appreciation. These conflicts also exist as between EVM’s clients, including an EVM Advised Vehicle, and the Affiliated Investment Accounts managed by EVM’s investment adviser affiliates.

In addition, in certain circumstances, EVM restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.

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EVM and its affiliates may give advice and recommend securities to other clients which may differ from advice given to, or securities recommended or bought for, an EVM Advised Vehicle even though such other clients’ investment objectives may be similar to those of the Fund and EVM may make decisions for an EVM Advised Vehicle that may be more beneficial to one type of shareholder than another.

EVM and its affiliates manage long and short portfolios. The simultaneous management of long and short portfolios creates conflicts of interest in portfolio management and trading in that opposite directional positions may be taken in client accounts, including client accounts managed by the same investment team, and creates risks such as: (i) the risk that short sale activity could adversely affect the market value of long positions in one or more portfolios (and vice versa) and (ii) the risks associated with the trading desk receiving opposing orders in the same security simultaneously. The Adviser and its affiliates have adopted policies and procedures that are reasonably designed to mitigate these conflicts. In certain circumstances, EVM invests on behalf of itself in securities and other instruments that would be appropriate for, held by, or may fall within the investment guidelines of its clients, including an EVM Advised Vehicle. At times, EVM may give advice or take action for its own accounts that differs from, conflicts with, or is adverse to advice given or action taken for any client.

From time to time, conflicts also arise due to the fact that certain securities or instruments may be held in some client accounts, including an EVM Advised Vehicle, but not in others, or that client accounts may have different amounts of holdings in certain securities or instruments. In addition, due to differences in the investment strategies or restrictions among client accounts, EVM may take action with respect to one account that differs from the action taken with respect to another account. In some cases, a client account may compensate EVM based on the performance of the securities held by that account or pay a higher overall fee rate. The existence of such a performance based fee or higher fee rates may create additional conflicts of interest for EVM in the allocation of management time, resources and investment opportunities. The Adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern EVM’s trading practices, including, among other things, the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

In addition, at times an investment team will give advice or take action with respect to the investments of one or more clients that is not given or taken with respect to other clients with similar investment programs, objectives, and strategies. Accordingly, clients with similar strategies will not always hold the same securities or instruments or achieve the same performance. The Adviser’s investment teams also advise clients with conflicting programs, objectives or strategies. These conflicts also exist as between EVM’s clients, including the Fund, and the Affiliated Investment Accounts managed by EVM’s investment adviser affiliates.

From time to time, EVM or its affiliates may provide opportunities to Affiliated Investment Accounts (including potentially an EVM Advised Vehicle) or other clients to make investments in companies (such as in equity, debt or other securities issued by companies) or to engage in transactions involving companies (such as refinancing, restructuring or other transactions) in which certain Affiliated Investment Accounts (including potentially an EVM Advised Vehicle) or other clients have already invested. These investments can create conflicts of interest, including those associated with the assets of an EVM Advised Vehicle potentially providing value to, or otherwise supporting the investments of, other Affiliated Investment Accounts or other clients and potentially diluting or otherwise adversely affecting an EVM Advised Vehicle previously invested in the company.

Morgan Stanley and its affiliates maintain separate trading desks that operate independently of each other and do not share information with EVM. The Morgan Stanley and affiliate trading desks may compete against EVM trading desks when implementing buy and sell transactions, possibly causing certain Affiliated Investment Accounts to pay more or receive less for a security than other Affiliated Investment Accounts.

Investments by Separate Investment Departments. For EVM and certain of its investment adviser affiliates, the entities and individuals that provide investment-related services can differ by client, investment function, or business line (each, an “Investment Department”). Nonetheless, Investment Departments (with certain

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exceptions) can engage in discussions and share information and resources with another Investment Department (or a team within the other Investment Department) regarding investment-related matters. The sharing of information and resources between the Investment Departments is designed to further increase the knowledge and effectiveness of each Investment Department. However, an investment team’s decisions as to the use of shared research and participation in discussions with another Investment Department could adversely impact a client. Certain investment teams within one Investment Department could make investment decisions and execute trades together with investment teams within other Investment Departments. Other investment teams make investment decisions and execute trades independently. This could cause the quality and price of execution, and the performance of investments and accounts, to vary. Internal policies and procedures set forth the guidelines under which securities and securities trades can be crossed, aggregated, and coordinated between accounts serviced by different Investment Departments. Internal policies and procedures take into consideration a variety of factors, including the primary market in which such security trades. If a security or securities trade is ineligible for crossing, aggregation, or other coordinated trading, then each Investment Department will execute such trades independently of the other.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for an EVM Advised Vehicle’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from and potentially adverse to that of an EVM Advised Vehicle. Furthermore, from time to time, EVM or its affiliates may invest “seed” capital in an EVM Advised Vehicle, typically to enable the Fund to commence investment operations and/or achieve sufficient scale, as further described below. The Adviser and its affiliates may hedge such seed capital exposure by investing in derivatives or other instruments expected to produce offsetting exposure. Such hedging transactions, if any, would occur outside of an EVM Advised Vehicle.

Morgan Stanley’s sales and trading, financing and principal investing businesses (whether or not specifically identified as such, and including Morgan Stanley’s trading and principal investing businesses) will not be required to offer any investment opportunities to an EVM Advised Vehicle. These businesses may encompass, among other things, principal trading activities as well as principal investing.

Morgan Stanley’s sales and trading, financing and principal investing businesses have acquired or invested in, and in the future may acquire or invest in, minority and/or majority control positions in equity or debt instruments of diverse public and/or private companies. Such activities may put Morgan Stanley in a position to exercise contractual, voting or creditor rights, or management or other control with respect to securities or loans of portfolio investments or other issuers, and in these instances Morgan Stanley may, in its discretion and subject to applicable law, act to protect its own interests or interests of clients, and not an EVM Advised Vehicle’s interests.

Subject to the limitations of applicable law, an EVM Advised Vehicle may purchase from or sell assets to, or make investments in, companies in which Morgan Stanley has or may acquire an interest, including as an owner, creditor or counterparty.

Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with an EVM Advised Vehicle and with respect to investments that an EVM Advised Vehicle may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by an EVM Advised Vehicle. Morgan Stanley may give advice and provide recommendations to persons competing with an EVM Advised Vehicle and/or any of an EVM Advised Vehicle’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

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Morgan Stanley could be engaged in financial advising, whether on the buy-side or sell-side, or in financing or lending assignments that could result in Morgan Stanley’s determining in its discretion or being required to act exclusively on behalf of one or more third parties, which could limit an EVM Advised Vehicle’s ability to transact with respect to one or more existing or potential investments. Morgan Stanley may have relationships with third-party funds, companies or investors who may have invested in or may look to invest in portfolio companies, and there could be conflicts between an EVM Advised Vehicle’s best interests, on the one hand, and the interests of a Morgan Stanley client or counterparty, on the other hand.

To the extent that Morgan Stanley advises companies in financial restructurings outside of, prior to or after filing for protection under Chapter 11 of the U.S. Bankruptcy Code or similar laws in other jurisdictions, EVM’s flexibility in making investments in such restructurings on an EVM Advised Vehicle’s behalf, or participating on steering committees and other committees in connection with existing investments, may be limited.

Morgan Stanley could provide investment banking services to competitors of portfolio companies, as well as to private equity and/or private credit funds; such activities may present Morgan Stanley with a conflict of interest vis-a-vis an EVM Advised Vehicle’s investment and may also result in a conflict in respect of the allocation of investment banking resources to portfolio companies.

To the extent permitted by applicable law, Morgan Stanley may provide a broad range of financial services to companies in which an EVM Advised Vehicle invests, including strategic and financial advisory services, interim acquisition financing and other lending and underwriting or placement of securities, and Morgan Stanley generally will be paid fees (that may include warrants or other securities) for such services. Morgan Stanley will not share any of the foregoing interest, fees and other compensation received by it (including, for the avoidance of doubt, amounts received by EVM) with an EVM Advised Vehicle, and any advisory fees payable will not be reduced thereby.

Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the transaction. Under these circumstances, an EVM Advised Vehicle may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to merger or acquisition.

The involvement or presence of Morgan Stanley in the investment banking and other commercial activities described above (or the financial markets more broadly) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund. For example, issuers may hire and compensate Morgan Stanley to provide underwriting, financial advisory, placement agency, brokerage services or other services and, because of limitations imposed by applicable law and regulation, an EVM Advised Vehicle may be prohibited from buying or selling securities issued by those issuers or participating in related transactions or otherwise limited in its ability to engage in such investments.

In addition, in situations where EVM is required to aggregate its positions with those of other Morgan Stanley business units for position limit calculations, EVM may have to refrain from making investments due to the positions held by other Morgan Stanley business units or their clients. There may be other situations where EVM refrains from making an investment or refrains from taking certain actions related to the management of such investment due to, among other reasons, additional disclosure obligations, regulatory requirements, policies, and reputational risk, or EVM may limit purchases or sales of securities in respect of which Morgan Stanley is engaged in an underwriting or other distribution capacity.

Morgan Stanley’s Marketing Activities. Morgan Stanley is engaged in the business of underwriting, syndicating, brokering, administering, servicing, arranging and advising on the distribution of a wide variety of

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securities and other investments in which an EVM Advised Vehicle may invest. Subject to the restrictions of the 1940 Act, including Sections 10(f) and 17(e) thereof, an EVM Advised Vehicle may invest in transactions in which Morgan Stanley acts as underwriter, placement agent, syndicator, broker, administrative agent, servicer, advisor, arranger or structuring agent and receives fees or other compensation from the sponsors of such products or securities. Any fees earned by Morgan Stanley in such capacity will not be shared with EVM or the Fund. Certain conflicts of interest, in addition to the receipt of fees or other compensation, would be inherent in these transactions. Moreover, the interests of one of Morgan Stanley’s clients with respect to an issuer of securities in which an EVM Advised Vehicle has an investment may be adverse to EVM’s or an EVM Advised Vehicle’s best interests. In conducting the foregoing activities, Morgan Stanley will be acting for its other clients and will have no obligation to act in EVM’s or an EVM Advised Vehicle’s best interests. Due to the restrictions of the 1940 Act, an EVM Advised Vehicle may be restricted from participating in certain transactions in which Morgan Stanley acts as underwriter, placement agent, syndicator, broker, administrative agent, servicer, advisor, arranger or structuring agent, including transactions that would otherwise be beneficial to the Fund.

Client Relationships. Morgan Stanley has existing and potential relationships with a significant number of corporations, institutions and individuals. In providing services to its clients, Morgan Stanley may face conflicts of interest with respect to activities recommended to or performed for such clients, on the one hand, and an EVM Advised Vehicle, its shareholders or the entities in which the Fund invests, on the other hand. In addition, these client relationships may present conflicts of interest in determining whether to offer certain investment opportunities to an EVM Advised Vehicle.

In acting as principal or in providing advisory and other services to its other clients, Morgan Stanley may engage in or recommend activities with respect to a particular matter that conflict with or are different from activities engaged in or recommended by EVM on an EVM Advised Vehicle’s behalf.

Principal Investments. There may be situations in which an EVM Advised Vehicle’s interests may conflict with the interests of one or more general accounts of Morgan Stanley and its affiliates or accounts managed by Morgan Stanley or its affiliates. This may occur because these accounts hold public and private debt and equity securities of many issuers which may be or become portfolio companies, or from whom portfolio companies may be acquired.

Transactions with Portfolio Companies of Affiliated Investment Accounts. The companies in which an EVM Advised Vehicle may invest may be counterparties to or participants in agreements, transactions or other arrangements with portfolio companies or other entities of portfolio investments of Affiliated Investment Accounts (for example, a company in which an EVM Advised Vehicle invests may retain a company in which an Affiliated Investment Account invests to provide services or may acquire an asset from such company or vice versa). Certain of these agreements, transactions and arrangements involve fees, servicing payments, rebates and/or other benefits to Morgan Stanley or its affiliates. For example, portfolio entities may, including at the encouragement of Morgan Stanley, enter into agreements regarding group procurement and/or vendor discounts. Morgan Stanley and its affiliates may also participate in these agreements and may realize better pricing or discounts as a result of the participation of portfolio entities. To the extent permitted by applicable law, certain of these agreements may provide for commissions or similar payments and/or discounts or rebates to be paid to a portfolio entity of an Affiliated Investment Account, and such payments or discounts or rebates may also be made directly to Morgan Stanley or its affiliates. Under these arrangements, a particular portfolio company or other entity may benefit to a greater degree than the other participants, and EVM Advised Vehicles, investment vehicles and accounts (which may or may not include an EVM Advised Vehicle) that own an interest in such entity will receive a greater relative benefit from the arrangements than EVM Advised Vehicles, investment vehicles or accounts that do not own an interest therein. Fees and compensation received by portfolio companies of Affiliated Investment Accounts in relation to the foregoing will not be shared with an EVM Advised Vehicle or offset advisory fees payable.

Investments in Portfolio Investments of Other Funds. To the extent permitted by applicable law, when an EVM Advised Vehicle invests in certain companies or other entities, other funds affiliated with EVM may have made or may be making an investment in such companies or other entities. Other funds that have been or may be

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managed by EVM may invest in the companies or other entities in which an EVM Advised Vehicle has made an investment. Under such circumstances, an EVM Advised Vehicle and such other funds may have conflicts of interest (e.g., over the terms, exit strategies and related matters, including the exercise of remedies of their respective investments). If the interests held by an EVM Advised Vehicle are different from (or take priority over) those held by such other funds, EVM may be required to make a selection at the time of conflicts between the interests held by such other funds and the interests held by an EVM Advised Vehicle.

Investments in Other EVM Advised Vehicles or Affiliated Investment Accounts. To the extent permitted by applicable law, an EVM Advised Vehicle may invest in a fund affiliated with EVM or its affiliates or a fund advised by EVM or its affiliates. In connection with any such investments, an investing Fund, to the extent permitted by the 1940 Act, will pay all advisory, administrative and/or Rule 12b-1 fees applicable to the investment. To the extent consistent with applicable law, certain EVM Advised Vehicles that invest in other funds managed by EVM or its affiliates may pay advisory fees to EVM or its affiliates that are not reduced by any fees payable by such other funds to EVM or its affiliates as manager of such other funds (i.e., there may be fees and expenses involved in making any such investment, which would not arise in connection with the direct allocation of assets by investors in EVM Advised Vehicles to such other funds). In such circumstances, as well as in all other circumstances in which EVM receives any fees or other compensation in any form relating to the provision of services, no accounting or repayment to EVM Advised Vehicles will be required.

The Affiliated Investment Accounts (including EVM Advised Vehicles) may, individually or in the aggregate, own a substantial percentage of an EVM Advised Vehicle. Further, EVM, its affiliates, or another entity (i.e., a seed investor) may invest in EVM Advised Vehicles at or near the establishment of such EVM Advised Vehicles, which may facilitate EVM Advised Vehicles achieving a specified size or scale. The Adviser and/or its affiliates may make payments to an investor that contributes seed capital to an EVM Advised Vehicle. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached, and will be made from the assets of EVM and/or such affiliates (and not the applicable Fund). Seed investors may contribute all or a majority of the assets in an EVM Advised Vehicle. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from EVM and/or its affiliates have ceased. Such redemptions could negatively impact an EVM Advised Vehicle’s liquidity, expenses and market price of its shares, as applicable.

Allocation of Expenses. Expenses may be incurred that are attributable to an EVM Advised Vehicle and one or more other Affiliated Investment Accounts (including in connection with issuers in which an EVM Advised Vehicle and such other Affiliated Investment Accounts have overlapping investments). The allocation of such expenses among such entities raises potential conflicts of interest. The Adviser and its affiliates intend to allocate such common expenses among an EVM Advised Vehicle and any such other Affiliated Investment Accounts on a pro rata basis or in such other manner as EVM deems to be fair and equitable or in such other manner as may be required by applicable law.

Transactions with Affiliates. The Adviser and any investment sub-adviser might purchase securities from underwriters or placement agents in which a Morgan Stanley affiliate is a member of a syndicate or selling group, as a result of which an affiliate might benefit from the purchase through receipt of a fee or otherwise. Neither EVM nor any investment sub-adviser will purchase securities on behalf of an EVM Advised Vehicle from an affiliate that is acting as a manager of a syndicate or selling group. Purchases by EVM on behalf of an EVM Advised Vehicle from an affiliate acting as a placement agent must meet the requirements of applicable law. Furthermore, Morgan Stanley may face conflicts of interest when an EVM Advised Vehicle uses service providers affiliated with Morgan Stanley because Morgan Stanley receives greater overall fees when they are used.

Valuation of EVM Advised Vehicles’ Investments. EVM performs certain valuation services related to securities and other assets held by EVM Advised Vehicles and performs such services in accordance with its valuation policies. The Adviser will face a conflict with respect to valuation of EVM Advised Vehicles’

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investments generally because of the effect of such valuations on EVM’s fees and other compensation and performance of EVM Advised Vehicles.

Proxy Voting by EVM. EVM has implemented processes designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of EVM Advised Vehicles and to help ensure that such decisions are made in accordance with its fiduciary obligations to its clients. Notwithstanding such proxy voting processes, proxy voting decisions made by EVM in respect of securities held by EVM Advised Vehicles may benefit the interests of Morgan Stanley and/or accounts other than EVM Advised Vehicles. Further, EVM may make different proxy voting decisions in respect of the same security held by clients with different investment objectives or strategies.

Potential Conflict of Interest Related to Use of Sub-Advisers and Delegates. To the extent EVM engages affiliated sub-advisers or delegates for an EVM Advised Vehicle, EVM generally expects to compensate the sub-adviser or delegate out of the advisory fee it receives from the EVM Advised Vehicle, which creates an incentive for EVM to select affiliated sub-adviser(s) or delegate(s). In addition, a sub-adviser or delegate may have interests and relationships that create actual or potential conflicts of interest related to their management of an EVM Advised Vehicle with assets allocated to or managed by the sub-adviser. These conflicts may be similar to or different from the conflicts described herein related to Morgan Stanley and its investment advisory affiliates. For additional information about potential conflicts of interest for each sub-adviser(s) can be found in the relevant sub-adviser’s Form ADV. A copy of Part 1 and Part 2 of a sub-adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).

Electronic Communication Networks and Alternative Trading Systems. EVM’s affiliate(s) have ownership interests in and/or board seats on electronic communication networks (“ECNs”) or other alternative trading systems (“ATSs”). In certain instances, EVM’s affiliate(s) could be deemed to control one or more of such ECNs or ATSs based on the level of such ownership interests and whether such affiliates are represented on the board of such ECNs or ATSs. Consistent with its fiduciary obligation to seek best execution, EVM may, from time to time, directly or indirectly, effect client trades through ECNs or other ATSs in which the Firm’s affiliates have or could acquire an interest or board seat. These affiliates might receive an indirect economic benefit based upon their ownership in the ECNs or other ATSs. EVM will, directly or indirectly, execute through an ECN or other ATSs in which an affiliate has an interest only in situations where Morgan Stanley or the broker dealer through whom it is accessing the ECN or ATS reasonably believes such transaction will be in the best interest of its clients and the requirements of applicable law have been satisfied.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between EVM, related persons of EVM and/or their clients. The Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and the Employee Retirement Income Security Act of 1974 impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, EVM has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. EVM seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

Goldman Sachs Asset Management, L.P. (“GSAM”): Sub-Adviser to the Small Cap Value Fund and the SMID Cap Growth Fund

Compensation. Compensation for GSAM portfolio managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance; his or her contribution to the overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the

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past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part for their delivery of investment performance, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over one-, three- and five-year time horizons.

For compensation purposes, the benchmark for the Small Cap Value Fund is the Russell 2000® Value Index and the benchmark for the SMID Cap Growth Fund is the Russell 2500® Growth Index.

The discretionary variable compensation for portfolio managers is also significantly influenced by various factors, including: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameters and investment objective(s) of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership.

As part of their year-end discretionary variable compensation and subject to certain eligibility requirements, portfolio managers may receive deferred equity-based and similar awards, in the form of: (1) shares of The Goldman Sachs Group, Inc. (restricted stock units); and, (2) for certain portfolio managers, performance-tracking (or “phantom”) shares of the GSAM mutual funds that they oversee or service. Performance-tracking shares are designed to provide a rate of return (net of fees) equal to that of the fund(s) that a portfolio manager manages, or one or more other eligible funds, as determined by senior management, thereby aligning portfolio manager compensation with fund shareholder interests. The awards are subject to vesting requirements, deferred payment and clawback and forfeiture provisions. GSAM, Goldman Sachs or their affiliates expect, but are not required to, hedge the exposure of the performance-tracking shares of a fund by, among other things, purchasing shares of the relevant fund(s).

Other Compensation. In addition to base salary and year-end discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401(k) program that enables employees to direct a percentage of their base salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2024.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2024.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Robert Crystal	5	$1,533	2	$1,265	11	$1,724
Sean Greely	4	$1,388	0	$0	5	$1,077
Steven M. Barry[1]	105	$16,503.25	16	$12,843.71	26	$21,569.24
Jessica Katz	4	$2,482	0	$0	1	$69
Gregory Tuorto	5	$2,626	1	$226	7	$717

[1]	Mr. Barry is expected to retire from GSAM effective June 30, 2025.

Conflicts of Interests. GSAM is part of The Goldman Sachs Group, Inc. (together with its affiliates, directors, partners, trustees, managers, members, officers and employees, “Goldman Sachs”), a financial holding company. The involvement of GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to the Small Cap

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Value Fund and the SMID Cap Growth Fund and will, under certain circumstances, limit the Funds’ investment activities. Goldman Sachs is a worldwide full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments, and individuals. Goldman Sachs acts as a broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, counterparty, agent, principal, distributor, investor or in other commercial capacities for accounts or companies or affiliated or unaffiliated investment funds (including pooled investment vehicles and private funds). In those and other capacities, Goldman Sachs and its affiliates advise and deal with clients and third parties in all markets and transactions and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own accounts or for the accounts of their customers and have other direct and indirect interests, in the global fixed income, currency, commodity, equities, bank loans and other markets and the securities and issuers in which the Funds may directly and indirectly invest. Thus, it is expected that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs and its affiliates perform or seek to perform investment banking or other services. As a manager of the Small Cap Value Fund and the SMID Cap Growth Fund, GSAM receives sub-advisory fees from the Adviser. In addition, GSAM’s affiliates may earn fees from relationships with the Small Cap Value Fund and the SMID Cap Growth Fund. Although these fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from a Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Small Cap Value Fund and the SMID Cap Growth Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as each Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Small Cap Value Fund and the SMID Cap Growth Fund. The results of the Small Cap Value Fund’s and the SMID Cap Growth Fund’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, a Fund may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by GSAM or its affiliates take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact a Fund. In some cases, such adverse impacts may result from differences in timing of transactions by accounts relative to when a Fund executes transactions in the same securities. Transactions by one or more Goldman Sachs-advised clients or GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Small Cap Value Fund and the SMID Cap Growth Fund. A Fund’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by a Fund, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to, distributors, consultants or others who recommend the Small Cap Value Fund or the SMID Cap Growth Fund or who engage in transactions with or for a Fund.

For a more detailed description of potential conflicts of interest, please refer to the language from GSAM’s ADV Part 2.

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Janus Henderson Investors US LLC (“Janus”): Sub-Adviser to the Mid Cap Value Fund and Small Cap Growth Fund.

Compensation. The portfolio managers are compensated for managing the Mid Cap Value Fund, Small Cap Growth Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation: Portfolio managers’ variable compensation is discretionary and is determined by investment team management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus Henderson Group plc’s (“JHG”) pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Performance fees: The firm receives performance fees in relation to certain funds depending on outperformance of the fund against pre-determined benchmarks. Performance fees are shared directly with the investment professional in two instances: on a discretionary basis if the fees were generated certain products, and on a formulaic basis, if there is a contractual agreement in place. The discretionary performance fee sharing incentives are funded from within the profit pools and subject to the same risk adjustment, review, and standard deferral arrangements that apply to the discretionary funding frameworks.

Deferrals/Firm Ownership: All employees are subject to JHG’s standard deferral arrangements which apply to variable incentive awards. Deferral rates apply to awards that exceed a minimum threshold, rates of deferral increase for larger incentive awards. Deferred awards vest in three equal instalments over a 3-year period and are delivered into JHG restricted stock and/or funds.

Portfolio managers may be eligible to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2024.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2024.

Name	Registered Investment Companies				Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts		Total Assets (in millions)		Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jonathan D. Coleman, CFA	2		$9,404.43		3	$352.18	16	$991.03
Kevin Preloger	3	*	$2,299.33	*	2	$184.02	3	$115.76
Aaron Schaechterle	2		$9,404.43		3	$352.18	16	$991.03
Scott Stutzman, CFA	2		$9,404.43		3	$352.18	16	$991.03
Justin Tugman, CFA	4	*	$3,735.97	*	2	$184.02	5	$190.02

*	All of the accounts had performance-based advisory fees.

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Conflicts of Interest. Portfolio managers generally manage other accounts, including accounts that may hold the same securities as or pursue investment strategies similar to the Funds. Those other accounts may include separately managed accounts, model or emulation accounts, Janus Henderson mutual funds and ETFs, private-label funds for which Janus or an affiliate serves as sub-adviser, or other Janus Henderson pooled investment vehicles, such as hedge funds, which may have different fee structures or rates than the Funds or may have a performance-based management fee. Janus or an affiliate may also proprietarily invest in or provide seed capital to some but not all of these accounts. In addition, portfolio managers may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Further, portfolio managers (or their family members) may beneficially own or transact in the same securities as those held in a Fund’s portfolio. Moreover, portfolio managers may also have other roles at Janus (e.g., research analyst) and receive compensation attributable to the other roles.

Portfolio managers may also have roles with an affiliate of Janus, and provide advice on behalf of Janus through participating affiliate agreements, and receive compensation attributable to other roles. These factors could create conflicts of interest between portfolio managers and the Funds because portfolio managers may have incentives to favor one or more accounts over others or one role over another in the allocation of time, resources, or investment opportunities and the sequencing of trades, resulting in the potential for a Fund to be disadvantaged relative to one or more other accounts.

A conflict of interest between the Funds and other clients, including one or more Funds, may arise if portfolio managers identify a limited investment opportunity that may be appropriate for a Fund, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among other accounts also managed by such portfolio managers. A conflict may also arise if a portfolio manager executes transactions in one or more accounts that adversely impact the value of securities held by a Fund.

Janus believes that these and other conflicts are mitigated by policies, procedures and practices in place, including those governing personal trading, proprietary trading and seed capital deployment, aggregation and allocation of trades, allocation of limited offerings, cross trades, and best execution. In addition, Janus generally requires portfolio managers to manage accounts with similar investment strategies in a similar fashion, subject to a variety of exceptions, including, but not limited to, investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors.

Janus monitors accounts with similar strategies for any holdings, risk, or performance dispersion or unfair treatment. Janus (and its affiliates) generate trades throughout the day, depending on the volume of orders received from portfolio managers, for all of its clients using trade system software. Trades are pre-allocated to individual clients and submitted to selected brokers via electronic files, in alignment with Janus’ best execution policy. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order. In addition, Janus has adopted trade allocation procedures that govern allocation of securities among various Janus Henderson accounts.

Massachusetts Financial Services Company (“MFS”): Investment Sub-Adviser to the Large Cap Growth Fund

Compensation

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

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MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a durable investment process. As of December 31, 2024, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary. Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus. Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy’s investment horizon. The fixed-length time periods include the portfolio manager’s full tenure on each Fund/strategy and, when available, ten-, five-, and three-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2024, the following benchmark was used to measure the portfolio managers’ performance for the Fund and/or MFS Funds managed in a substantially similar strategy to the portion of the Fund: Russell 1000® Growth Index.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.

MFS Equity Plan—Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Fund Shares Owned by Portfolio Manager. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2024.

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Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts managed or sub-advised by MFS or an affiliate, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The following table reflects the accounts managed by the portfolio managers as of December 31, 2024.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jeffrey Constantino	5	$15,242.8	7	$2,454.6	18	$5,394.0
Joseph Skorski	5	$15,242.8	7	$2,454.6	18	$5,394.0

Conflicts of Interests. MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures reasonably designed to address such potential conflicts. There is no guarantee that MFS will be successful in identifying or mitigating conflicts of interest.

The management of multiple funds and accounts (including accounts in which MFS, an affiliate, an employee, an officer, or a director has an interest) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons, and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for one or more other accounts advised by MFS or its subsidiaries (including accounts in which MFS, an affiliate, an employee, an officer, or a director has an interest). MFS’ trade allocation policies could have a detrimental effect on the Fund if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts advised by MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more accounts are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each over time. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or availability of a security with respect to the Fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund; for instance, those that pay a higher advisory fee and/or have a performance adjustment, those that include an investment by the portfolio manager, and/or those in which MFS, its affiliates, its employees, its officers, and/or its directors have an interest.

To the extent permitted by applicable law, certain accounts may invest their assets in other accounts advised by MFS or its affiliates, including accounts that are advised by one or more of the same portfolio manager(s), which could result in conflicts of interest relating to asset allocation, timing of purchases and redemptions, and increased profitability for MFS, its affiliates, and/or its personnel, including portfolio managers.

SSGA Funds Management, Inc. (“SSGA FM”): Sub-Adviser to the Index 500, Small Cap Index and Developed International Index Funds

Compensation. SSGA FM and certain other advisory affiliates of State Street Corporation (“State Street”) make up State Street Global Advisors (“SSGA”), the investment management arm of State Street. SSGA’s culture is complemented and reinforced by a total rewards strategy that is based on a pay for performance philosophy which seeks to offer a competitive pay mix of base salary, benefits, cash incentives and deferred compensation.

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Salary is based on a number of factors, including external benchmarking data and market trends, and performance both at the business and individual level. SSGA’s Global Human Resources department regularly participates in compensation surveys in order to provide SSGA with market-based compensation information that helps support individual pay decisions.

Additionally, subject to State Street and SSGA business results, an incentive pool is allocated to SSGA to reward its employees. The size of the incentive pool for most business units is based on the firm’s overall profitability and other factors, including performance against risk-related goals. For most SSGA investment teams, SSGA recognizes and rewards performance by linking annual incentive decisions for investment teams to the firm’s or business unit’s profitability and business unit investment performance over a multi-year period.

Incentive pool funding for most active investment teams is driven in part by the post-tax investment performance of fund(s) managed by the team versus the return levels of the benchmark index(es) of the fund(s) on a one-, three- and, in some cases, five-year basis. For most active investment teams, a material portion of incentive compensation for senior staff is deferred over a four-year period into the SSGA Long-Term Incentive (“SSGA LTI”) program. For these teams, The SSGA LTI program indexes the performance of these deferred awards against the post-tax investment performance of fund(s) managed by the team. This is intended to align our investment team’s compensation with client interests, both through annual incentive compensation awards and through the long-term value of deferred awards in the SSGA LTI program.

For the index equity investment team, incentive pool funding is driven in part by the post-tax 1- and 3-year tracking error of the funds managed by the team against the benchmark indexes of the funds.

The discretionary allocation of the incentive pool to the business units within SSGA is influenced by market-based compensation data, as well as the overall performance of each business unit. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the overall performance of the employee and, as mentioned above, on the performance of the firm and business unit. Depending on the job level, a portion of the annual incentive may be awarded in deferred compensation, which may include cash and/or Deferred Stock Awards (State Street stock), which typically vest over a four-year period. This helps to retain staff and further aligns SSGA employees’ interests with SSGA clients’ and shareholders’ long-term interests.

SSGA recognizes and rewards outstanding performance by:

•	Promoting employee ownership to connect employees directly to the company’s success.

•	Using rewards to reinforce mission, vision, values and business strategy.

•	Seeking to recognize and preserve the firm’s unique culture and team orientation.

•	Providing all employees the opportunity to share in the success of SSGA.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2024.

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Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2024.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
David Chin*	130	$1,303,548	366	$959,023	476	$561,267
Raymond Donofrio*	130	$1,303,548	366	$959,023	476	$561,267
Kathleen Morgan, CFA*	130	$1,303,548	366	$959,023	476	$561,267
Emiliano Rabinovich, CFA*	130	$1,303,548	366	$959,023	476	$561,267
Karl Schneider, CAIA*	130	$1,303,548	366	$959,023	476	$561,267

*	Please note that the assets are managed on a team basis. This table refers to accounts of the Systematic Equity Group of SSGA.

Conflicts of Interests. A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Funds. Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities.

Portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of a portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally allocate to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while a Fund maintained its position in that security.

A potential conflict may arise when the portfolio managers are responsible for accounts that have different advisory fees—the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee, as applicable. Another potential conflict may arise when the portfolio manager has a personal investment in one or more accounts that participate in transactions with other accounts. His or her personal investment(s) may create an incentive for the portfolio manager to favor one account over another.

SSGA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSGA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation. With respect to conflicts arising from personal investments, all employees, including portfolio managers, must comply with personal trading controls established by each of SSGA FM’s and the SSGA Trusts’ Code of Ethics.

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T. Rowe Price Associates, Inc. (T. Rowe Price)/T. Rowe Price Investment Management, Inc. (TRPIM): Sub-Adviser to the Flexibly Managed and Large Growth Stock Funds

T. Rowe Price serves as the sub-adviser to the Large Growth Stock Fund and Flexibly Managed Fund, but has further delegated the day-to-day portfolio management of the Flexibly Managed Fund to TRPIM. Therefore, the information provided below pertains to both T. Rowe Price and TRPIM portfolio managers.

Compensation. Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and T. Rowe Price Australia, T. Rowe Price Hong Kong, T. Rowe Price Singapore, T. Rowe Price Japan, T. Rowe Price International, and T. Rowe Price Investment Management, as appropriate) evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper average or index (e.g., Large-Cap Growth Index) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. Performance is primarily measured on a pretax basis, although tax efficiency is considered.

Compensation is viewed with a long-term time horizon. The more consistent a portfolio manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across applicable investment platforms; working effectively with and mentoring others; and other contributions to our clients, the firm, or our culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.

All employees of T. Rowe Price, including portfolio managers, can participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, are eligible to participate in a supplemental savings plan sponsored by T. Rowe Price Group, and certain vice presidents of T. Rowe Price Group receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used when evaluating the performance of all portfolios managed by the portfolio manager.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2024.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2024.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Joseph B. Fath	8	$67,207.7	5	$39,465.1	4	$950.1
David Giroux	9	$91,653.5	1	$785.2	1	$113.5
James Stillwagon	3	$61,972.9	0	$40,505.3	0	$0

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Conflicts of Interest. Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, exchange-traded funds, business development companies, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds, private funds, and common trust funds. T. Rowe Price also provides non-discretionary advice to institutional investors in the form of delivery of model portfolios. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that they believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures that they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts. Investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other funds for which T. Rowe Price acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to a Fund. This may be attributable to a wide variety of factors, including, but not limited to, large shareholder purchases or redemptions or specific investment restrictions.

T. Rowe Price funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on funds, including the T. Rowe Price funds. T. Rowe Price acts as sub-adviser to two mutual funds offered by Morningstar. T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

T. Rowe Price and its affiliates furnish investment management and advisory services to numerous clients in addition to the T. Rowe Price funds, and T. Rowe Price or its affiliates may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which have performance or higher fees paid to T. Rowe Price), which may be the same as or different from those made to the fund. In addition, T. Rowe Price, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale T. Rowe Price recommends to the T. Rowe Price funds. In addition, T. Rowe Price may refrain from rendering any advice or services concerning securities of companies of which any of T. Rowe Price’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which T. Rowe Price or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material nonpublic information.

Additional potential conflicts may be inherent in T. Rowe Price’s use of multiple strategies. For example, conflicts will arise in cases where different clients invest in different parts of an issuer’s capital structure, including circumstances in which one or more clients may own private securities or obligations of an issuer and other clients may own or seek to acquire securities of the same issuer. For example, a client may acquire a loan, loan participation or a loan assignment of a particular borrower in which one or more other clients have an equity investment or may invest in senior debt obligations of an issuer for one client and junior debt obligations or equity of the same issuer for another client. Similarly, if an issuer in which a client and one or more other clients directly or indirectly hold different classes of securities (or other assets, instruments or obligations issued by such issuer or underlying investments of such issuer) encounters financial problems, is involved in a merger or acquisition or a going private transaction, decisions over the terms of any workout or transaction will raise conflicts of interests. While it is appropriate for different clients to hold investments in different parts of the same issuer’s capital structure under normal circumstances, the interests of stockholders and debt holders may conflict, as the securities they hold will likely have different voting rights, dividend or repayment priorities or other features that could be in conflict with one another. Clients should be aware that conflicts will not necessarily be resolved in favor of their interests.

In some cases, T. Rowe Price or its affiliates may refrain from taking certain actions or making certain investments on behalf of clients in order to avoid or mitigate certain conflicts of interest or to prevent adverse

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regulatory actions or other implications for T. Rowe Price or its affiliates, or may sell investments for certain clients, in such case potentially disadvantaging the clients on whose behalf the actions are not taken, investments not made, or investments sold. In other cases, T. Rowe Price or its affiliates may take actions in order to mitigate legal risks to T. Rowe Price or its affiliates, even if disadvantageous to a client.

Conflicts such as those described above may also occur between clients on the one hand, and T. Rowe Price or its affiliates, on the other. These conflicts will not always be resolved in the favor of the client. In addition, conflicts may exist between different clients of T. Rowe Price or its affiliates. T. Rowe Price and one or more of its affiliates may operate autonomously from each other and may take actions that are adverse to other clients managed by an affiliate. In some cases, T. Rowe Price or its affiliates will have limited or no ability to mitigate those actions or address those conflicts, which could adversely affect T. Rowe Price or its affiliates’ clients. Additional potential conflicts may be inherent in the use of multiple strategies. Regulatory requirements may prohibit T. Rowe Price or its affiliates from investing in certain companies on behalf of some of their clients, including the T. Rowe Price funds, while at the same time not prohibiting T. Rowe Price or its affiliates from making those same investments on behalf of other clients that are not subject to such requirements. T. Rowe Price or its affiliates’ ability to negotiate certain rights, remedies, or take other actions on behalf of the T. Rowe Price funds with respect to an investment also may be limited in situations in which an affiliate of the T. Rowe Price funds (or certain other interested persons) have a direct or indirect interest in the same issuer. When permitted by applicable law, other clients of T. Rowe Price or its affiliates, on the one hand, and one or more T. Rowe Price funds, on the other hand, may invest in or extend credit to different classes of securities or different parts of the capital structure of a single issuer. T. Rowe Price or its affiliates may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of themselves or one or more clients other than the T. Rowe Price funds with respect to an issuer in which a T. Rowe Price fund has invested, and such actions (or refraining from action) may have a material adverse effect on such T. Rowe Price fund. In addition, as a result of regulatory requirements or otherwise, in situations in which T. Rowe Price clients (including the T. Rowe Price funds) hold positions in multiple parts of the capital structure of an issuer, T. Rowe Price or its affiliates may not pursue certain actions that may otherwise be available. T. Rowe Price and its affiliates address these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, T. Rowe Price may determine to rely on one or more information barriers between different advisers, business units, or portfolio management teams, or to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of a client. In these situations, investment personnel are mindful of potentially conflicting interests of our clients with investments in different parts of an issuer’s capital structure and seek to take appropriate measures to ensure that the interests of all clients are fairly represented. As a result of the various conflicts and related issues described in this paragraph, a T. Rowe Price fund could sustain losses during periods in which T. Rowe Price or its affiliates and other clients of T. Rowe Price or its affiliates achieve profits generally or with respect to particular holdings, or could achieve lower profits or higher losses than would have been the case had the conflicts described above not existed.

Vontobel Asset Management, Inc. (“Vontobel”): Sub-Adviser to the Emerging Markets Equity Fund and the International Equity Fund

Compensation. Vontobel offers a competitive compensation structure for our investment team. The team’s total annual compensation includes a base salary as well as a discretionary and/or contractual annual bonus payment. The firm’s portfolio managers and research analysts’ discretionary annual bonus is based on the contribution of their stock ideas to overall portfolio excess return as well as the depth, originality, productivity and quality of research insights gained. In addition, factors such as actual performance versus benchmark, assets under management, revenue development and cost income ratios are considered. Incentive compensation above a certain threshold is subject to three-year deferral periods. All amounts so deferred must be invested in firm-managed funds. The amount of such annual bonus payment is determined by the firm’s Chief Investment Officer during the annual performance appraisal process.

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The portfolio managers do not receive any compensation directly from the Funds or PMAM.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2024.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2024.

Name	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts**
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Matthew Benkendorf	3	$298	23	$13,031	14	$9,417
Ramiz Chelat***	1	$70	16	$7,106	11	$12,437
Daniel Kranson	1	$228	4	$551	2	$471
David Souccar	1	$228	3	$439	2	$471

*	Of these Other Pooled Investment Vehicles, 1 account with approximately $161 million in assets had performance-based advisory fees.
**	Of these Other Accounts, 1 account with approximately $1.1 billion in assets had performance-based advisory fees.
***	All Assets co-managed with Matthew Benkendorf.

Conflicts of Interests. By mutual agreement with certain clients, Vontobel manages performance-based fee accounts. Vontobel does this side-by-side with asset-based fee accounts. Because of the additional economic incentives tied to accounts with performance-based fees, an investment adviser may have a conflict of interest when managing such accounts alongside accounts that do not include performance-based fees. In this regard, an investment adviser has an incentive to allocate favorable trades to, or otherwise favor, the accounts with higher fees. To eliminate this conflict of interest, Vontobel has implemented policies and procedures to govern, among other things, how trades are allocated across accounts. These policies require that all accounts in the same strategy generally be managed the same way. In furtherance of these policies, Vontobel generally requires that all accounts within a strategy hold the same securities, that trades for all accounts within a given strategy are allocated in a like fashion and that such accounts trade at the same time.

Accounting, Administration and Other Services

The Penn Mutual Life Insurance Company. Penn Mutual provides certain administrative and corporate services to the Funds pursuant to the Second Amended and Restated Administrative and Corporate Services Agreement and certain shareholder services pursuant to the Service Agreement. The fees paid to Penn Mutual under each agreement for the provision of such services are based on a predetermined percentage of daily average net assets of each Fund. The services provided by Penn Mutual pursuant to the agreements include, but are not limited to: (a) maintenance of certain records; (b) implementation of certain policies and procedures related to anti-money laundering and customer identification programs; and (c) coordination of the distribution of Fund documents, including the Prospectus, to Fund investors.

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For fiscal years 2024, 2023 and 2022, the administrative fees waived and the administrative fees paid to Penn Mutual by each Fund were as follows:

	Administrative Fees Waived			Administrative Fees Paid[1]
Fund	2024	2023	2022	2024	2023	2022
Money Market Fund[2]	N/A	N/A	$43,420	$147,388	$156,820	$169,450
Limited Maturity Bond Fund	N/A	N/A	N/A	153,236	198,586	241,068
Quality Bond Fund	N/A	N/A	N/A	364,963	380,136	399,273
High Yield Bond Fund	N/A	N/A	N/A	130,073	131,960	149,721
Flexibly Managed Fund	N/A	N/A	N/A	5,233,680	4,852,899	4,867,973
Balanced Fund	N/A	N/A	N/A	79,183	73,207	77,441
Large Growth Stock Fund	N/A	N/A	N/A	346,641	283,829	297,526
Large Cap Growth Fund	N/A	N/A	N/A	70,253	66,609	66,626
Large Core Growth Fund	N/A	N/A	N/A	130,357	108,593	122,647
Large Cap Value Fund	N/A	N/A	N/A	171,167	162,076	182,413
Large Core Value Fund	N/A	N/A	N/A	135,609	149,775	170,382
Index 500 Fund	N/A	N/A	N/A	808,469	676,324	620,953
Mid Cap Growth Fund	N/A	N/A	N/A	142,783	142,246	152,588
Mid Cap Value Fund	N/A	N/A	N/A	92,109	87,145	93,142
Mid Core Value Fund	N/A	N/A	N/A	79,881	82,345	88,619
SMID Cap Growth Fund	N/A	N/A	N/A	73,534	71,157	76,694
SMID Cap Value Fund	N/A	N/A	N/A	50,357	52,131	60,023
Small Cap Growth Fund	N/A	N/A	N/A	102,679	99,892	108,463
Small Cap Value Fund	N/A	N/A	N/A	152,664	150,823	170,187
Small Cap Index Fund	N/A	N/A	N/A	84,786	81,880	84,000
Developed International Index Fund	N/A	N/A	N/A	83,471	86,920	94,369
International Equity Fund	N/A	N/A	N/A	247,019	261,288	280,714
Emerging Markets Equity Fund	N/A	N/A	N/A	80,119	91,260	105,769
Real Estate Securities Fund	N/A	N/A	N/A	107,863	98,759	115,053
Aggressive Allocation Fund	N/A	N/A	N/A	59,782	57,756	59,658
Moderately Aggressive Allocation Fund	N/A	N/A	N/A	203,653	198,030	210,467
Moderate Allocation Fund	N/A	N/A	N/A	209,682	217,064	243,164
Moderately Conservative Allocation Fund	N/A	N/A	N/A	78,931	79,063	88,676
Conservative Allocation Fund	N/A	N/A	N/A	45,817	46,886	51,902

[1]	“Administrative Fees Paid” reflect the gross amount of administrative fees paid and do not reflect amounts waived, as reported under “Administrative Fees Waived.”
[2]	During the fiscal year ended December 31, 2022, Penn Mutual recovered previously waived administrative fees of $443,165.

The Bank of New York Mellon (“BNY Mellon”). BNY Mellon provides administration and accounting services to the Funds and receives a fee from each Fund for those services, based on a predetermined percentage of daily average net assets of each Fund. The administration and accounting services provided by BNY Mellon include, but are not limited to: (a) maintenance of certain Fund records; (b) drafting of certain filings and reports required by the federal securities laws; (c) preparation of the Funds’ federal and state tax returns; and (d) preparation of various financial statements and information, and reports to shareholders.

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For fiscal years 2024, 2023 and 2022, the administration and accounting fees paid to BNY Mellon by each Fund were as follows:

Fund	2024	2023	2022
Money Market Fund	$93,694	$98,410	$104,725
Limited Maturity Bond Fund	96,413	119,293	140,534
Quality Bond Fund	189,488	194,041	199,782
High Yield Bond Fund	85,084	85,980	94,861
Flexibly Managed Fund	1,186,736	1,110,580	1,113,594
Balanced Fund	12,000	12,000	12,000
Large Growth Stock Fund	183,992	161,606	164,874
Large Cap Growth Fund	49,177	46,626	46,638
Large Core Growth Fund	85,179	74,263	81,183
Large Cap Value Fund	105,600	101,038	111,206
Large Core Value Fund	87,837	94,887	105,191
Index 500 Fund	301,694	275,265	263,696
Mid Cap Growth Fund	91,392	91,123	96,294
Mid Cap Value Fund	64,476	61,001	65,102
Mid Core Value Fund	55,917	57,641	62,033
SMID Cap Growth Fund	51,474	49,810	53,678
SMID Cap Value Fund	35,204	36,492	42,016
Small Cap Growth Fund	71,302	69,551	74,060
Small Cap Value Fund	96,332	95,412	105,093
Small Cap Index Fund	59,350	57,316	58,800
Developed International Index Fund	66,798	69,537	75,053
International Equity Fund	168,233	176,772	188,429
Emerging Markets Equity Fund	64,326	72,992	83,053
Real Estate Securities Fund	73,955	68,774	77,427
Aggressive Allocation Fund	12,000	12,000	12,000
Moderately Aggressive Allocation Fund	20,365	19,803	21,047
Moderate Allocation Fund	20,968	21,707	24,316
Moderately Conservative Allocation Fund	12,000	12,000	12,000
Conservative Allocation Fund	12,000	12,000	12,000

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Penn Mutual Asset Management, LLC. PMAM provides certain administration services to the Funds and receives a fee from each Fund for those services, based on a predetermined percentage of daily average net assets of each Fund. The administration services provided by PMAM include, but are not limited to: (a) the oversight of administration, accounting and shareholder services provided by Penn Mutual and BNY Mellon; (b) the preparation of certain regulatory filings; and (c) communication and coordination with federal regulators. PMAM also provides the Funds’ Chief Compliance Officer and other compliance-related services. For the fiscal years 2024, 2023 and 2022, the administrative fees waived and administrative fees paid to PMAM by each Fund were as follows:

	Administrative Fees Waived			Administrative Fees Paid[1]
Fund	2024	2023	2022	2024	2023	2022
Money Market Fund[2]	N/A	N/A	$8,036	$29,477	$31,364	$33,890
Limited Maturity Bond Fund	N/A	N/A	N/A	30,647	39,717	48,214
Quality Bond Fund	N/A	N/A	N/A	72,992	76,027	79,855
High Yield Bond Fund	N/A	N/A	N/A	26,015	26,392	29,944
Flexibly Managed Fund	N/A	N/A	N/A	1,046,736	970,580	973,594
Balanced Fund	N/A	N/A	N/A	15,837	14,642	15,488
Large Growth Stock Fund	N/A	N/A	N/A	69,328	56,766	59,505
Large Cap Growth Fund	N/A	N/A	N/A	14,050	13,322	13,325
Large Core Growth Fund	N/A	N/A	N/A	26,071	21,719	24,529
Large Cap Value Fund	N/A	N/A	N/A	34,233	32,416	36,482
Large Core Value Fund	N/A	N/A	N/A	27,122	29,955	34,076
Index 500 Fund	N/A	N/A	N/A	161,694	135,265	124,191
Mid Cap Growth Fund	N/A	N/A	N/A	28,557	28,449	30,518
Mid Cap Value Fund	N/A	N/A	N/A	18,422	17,429	18,629
Mid Core Value Fund	N/A	N/A	N/A	15,976	16,469	17,724
SMID Cap Growth Fund	N/A	N/A	N/A	14,707	14,232	15,339
SMID Cap Value Fund	N/A	N/A	N/A	10,072	10,426	12,004
Small Cap Growth Fund	N/A	N/A	N/A	20,536	19,979	21,692
Small Cap Value Fund	N/A	N/A	N/A	30,533	30,165	34,037
Small Cap Index Fund	N/A	N/A	N/A	16,957	16,376	16,800
Developed International Index Fund	N/A	N/A	N/A	16,694	17,384	18,874
International Equity Fund	N/A	N/A	N/A	49,404	52,257	56,143
Emerging Markets Equity Fund	N/A	N/A	N/A	16,024	18,252	21,220
Real Estate Securities Fund	N/A	N/A	N/A	21,572	19,752	23,011
Aggressive Allocation Fund	N/A	N/A	N/A	11,957	11,551	11,931
Moderately Aggressive Allocation Fund	N/A	N/A	N/A	40,731	39,606	42,093
Moderate Allocation Fund	N/A	N/A	N/A	41,937	43,413	48,633
Moderately Conservative Allocation Fund	N/A	N/A	N/A	15,786	15,813	17,735
Conservative Allocation Fund	N/A	N/A	N/A	9,164	9,377	10,380

[1]	“Administrative Fees Paid” reflect the gross amount of administration fees paid and do not reflect amounts waived, as reported under “Administrative Fees Waived.”
[2]	During the fiscal year ended December 31, 2022, PMAM recovered previously waived administrative fees of $55,998.

Transfer Agent and Custodial Services

In addition to providing the administration and accounting services described above, BNY Mellon, located at 240 Greenwich Street, New York, New York 10286, serves as the Funds’ custodian. The custodial services performed by BNY Mellon are those customarily performed for registered investment companies by qualified financial institutions. The Company has authorized BNY Mellon to deposit certain portfolio securities in a central depository system as allowed by federal law.

BNY Mellon Investment Servicing (US) Inc., located at 103 Bellevue Parkway, Wilmington, Delaware 19809, serves as the Funds’ transfer agent.

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Limitation on Fund Expenses

See “EXPENSES AND EXPENSE LIMITATIONS” under the “MANAGEMENT” section in the Prospectus for information on limitations on expenses of the Funds.

Portfolio Transactions

Decisions with respect to the purchase and sale of portfolio securities on behalf of the PMAM-Managed Funds and the Sub-Advised Funds are made by PMAM and the Sub-Adviser, respectively. PMAM and the Sub-Adviser are responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage, on behalf of the PMAM-Managed Funds and the Sub-Advised Funds, respectively. Most purchases and sales of portfolio debt securities are transacted with the issuer or with a primary market maker acting as principal for the securities on a net basis, with no brokerage commission being paid by a Fund. Transactions placed through dealers serving as primary market makers reflect the spread between the bid and the asked prices. Occasionally, a Fund may make purchases of underwritten debt issues at prices which include underwriting fees.

In purchasing and selling portfolio securities, the policies of PMAM and the Sub-Advisers are to seek quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute a Fund’s portfolio transactions, PMAM and the Sub-Advisers will consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services they provide to PMAM, the Sub-Adviser or the Fund.

PMAM or certain Sub-Advisers may effect principal transactions on behalf of a Fund with a broker-dealer who furnishes brokerage and/or research services, designate any such broker-dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker-dealer in connection with the acquisition of securities in underwritings. Additionally, purchases and sales of fixed income securities may be transacted with the issuer, the issuer’s underwriter, or with a primary market maker acting as principal or agent. A Fund does not usually pay brokerage commissions for these purchases and sales, although the price of the securities generally includes compensation which is not disclosed separately. The prices the Fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

PMAM and certain Sub-Advisers may receive a wide range of research services from broker-dealers, including information on securities markets, the economy, individual companies, statistical information, accounting and tax law interpretations, technical market action, pricing and appraisal services, and credit analyses. Research services are received primarily in the form of written reports, telephone contacts, personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives, and access to various computer-generated data. Research services received from broker-dealers are supplemental to each investment adviser’s and sub-adviser’s own research efforts and, when utilized, are subject to internal analysis before being incorporated into the investment process.

With regard to payment of brokerage commissions, PMAM and certain Sub-Advisers have adopted brokerage allocation policies embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, as amended, which permit investment advisers to cause a fund or portfolio to pay a commission in excess of the rate another broker or dealer would have charged for the same transaction, if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided and to the extent not otherwise prohibited by applicable law. The determination to pay commissions may be made in terms of either the particular transaction involved or the overall responsibilities of PMAM or the Sub-Adviser

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with respect to the accounts over which it exercises investment discretion. In some cases, research services are generated by third parties, but are provided to PMAM and the Sub-Advisers by or through brokers and dealers. PMAM and the Sub-Advisers may receive research service in connection with selling concessions and designations in fixed price offerings in which the Fund participates.

In allocating brokerage business PMAM and the Sub-Advisers annually assess the contribution of the brokerage and research services provided by broker-dealers, and allocate a portion of the brokerage business of their clients on the basis of these assessments. PMAM and the Sub-Advisers seek to evaluate the brokerage and research services they receive from broker-dealers and make judgments as to the level of business which would recognize such services. In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations, but can (and often does) exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker-dealer excluded from receiving business because it has not been identified as providing research services. PMAM and the Sub-Advisers cannot readily determine the extent to which net prices or commission rates charged by broker-dealers reflect the value of their research services. However, commission rates are periodically reviewed to determine whether they are reasonable in relation to the services provided. In some instances, PMAM and the Sub-Advisers receive research services they might otherwise have had to perform for themselves. PMAM and the Sub-Advisers may use research services furnished by broker-dealers in servicing all of their investment advisory accounts, including the Funds, and accordingly, not all such services may necessarily be used by PMAM and the Sub-Advisers in connection with the Funds.

Some of the Sub-Advisers’ other clients have investment objectives and programs similar to those of the Sub-Advised Funds. PMAM or a Sub-Adviser may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with a Fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the general policy of PMAM and each Sub-Adviser to govern trade activity in an effort to ensure that investment opportunities are allocated equitably among client accounts.

The following table shows the amount of brokerage commissions paid by each Fund listed for the fiscal years ended December 31, 2024, 2023, and 2022. During this period, the Money Market Fund, Balanced Fund and LifeStyle Funds did not pay any brokerage commissions. In addition the table shows the total amount of transactions allocated and commissions paid to brokers who provided research services.

Fund	Total Brokerage Commissions Paid(1)			Total Amount of Transactions Allocated to Brokers who Provided Research Services		Total Amount of Commissions Paid to Brokers Who Provided Research Services
	2024	2023	2022	2024	2023	2024	2023
Limited Maturity Bond Fund	N/A	$10,748	$3,499	N/A	N/A	N/A	N/A
Quality Bond Fund	N/A	17,156	9,913	N/A	N/A	N/A	N/A
High Yield Bond Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Flexibly Managed Fund	$542,815	473,887	649,208	$2,725,846,921	N/A	$121,877	N/A
Large Growth Stock Fund	32,548	24,195	23,738	91,768,541	N/A	4,434	N/A
Large Cap Growth Fund	2,209	2,491	3,721	N/A	N/A	N/A	N/A
Large Core Growth Fund(2)	3,534	52,868	23,501	40,994,805	$150,716,748	1,150	$34,420
Large Cap Value Fund	28,911	36,401	33,181	100,555,884	104,054,853	13,495	14,687
Large Core Value Fund	43,648	58,964	54,942	116,988,457	114,786,315	21,489	29,480
Index 500 Fund	4,942	8,944	7,071	N/A	N/A	N/A	N/A
Mid Cap Growth Fund	26,162	30,763	34,222	118,707,733	79,760,128	9,132	27,843
Mid Cap Value Fund	31,480	42,769	17,616	72,916,162	80,789,381	31,375	42,536
Mid Core Value Fund	19,495	19,406	24,735	48,100,928	49,260,324	15,363	15,734

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Fund	Total Brokerage Commissions Paid(1)			Total Amount of Transactions Allocated to Brokers who Provided Research Services		Total Amount of Commissions Paid to Brokers Who Provided Research Services
	2024	2023	2022	2024	2023	2024	2023
SMID Cap Growth Fund(3)	$45,330	$39,563	$43,714	$120,897,171	$98,292,577	$43,882	$38,324
SMID Cap Value Fund	23,156	21,440	18,734	60,299,733	25,365,278	23,156	6,753
Small Cap Growth Fund	30,850	34,319	9,666	35,412,378	28,504,517	28,107	27,158
Small Cap Value Fund	232,080	156,932	173,035	259,831,109	168,127,176	220,056	150,606
Small Cap Index Fund	4,624	4,190	5,915	N/A	N/A	N/A	N/A
Developed International Index Fund	3,756	3,843	3,716	N/A	N/A	N/A	N/A
International Equity Fund	557,573	375,036	212,996	521,751,130	297,987,709	415,909	261,899
Emerging Markets Equity Fund	113,691	75,107	117,501	94,341,353	59,739,905	94,020	57,831
Real Estate Securities Fund	33,116	31,992	21,492	67,640,083	68,006,972	31,088	30,084

[1]	Including the discounts received by securities dealers in connection with underwritings, if any.
[2]

Morgan Stanley Investment Management, Inc. sub-advised the Large Core Growth Fund from January 1, 2019 through April 30, 2023. DIFA commenced providing sub-advisory services to the Fund on May 1, 2023.

[3]	Excludes IPO and Placing Shares.

The following table shows the total amount of brokerage commission paid to an affiliate of a Fund. In addition, the table shows the amount of brokerage commissions paid to affiliates of a Fund as a percentage of the dollar amount of brokerage commissions and as a percentage of the dollar amount of total brokerage transactions.

Fund	Affiliate Receiving Brokerage Commission	Percentage of the Fund’s Aggregate Brokerage Commissions Paid to the Broker Affiliate	Total Brokerage Commissions Paid to an Affiliate ($)			Percentage of the Fund’s Aggregate Dollar Amount of Transactions Involving Commissions Effected Through Broker Affiliate
	2024	2024	2024	2023	2022	2024
Money Market Fund	N/A	N/A	N/A	N/A	N/A	N/A
Limited Maturity Bond Fund	N/A	N/A	N/A	N/A	N/A	N/A
Quality Bond Fund	N/A	N/A	N/A	N/A	N/A	N/A
High Yield Bond Fund	N/A	N/A	N/A	N/A	N/A	N/A
Flexibly Managed Fund	N/A	N/A	N/A	N/A	N/A	N/A
Balanced Fund	N/A	N/A	N/A	N/A	N/A	N/A
Large Growth Stock Fund	N/A	N/A	N/A	N/A	N/A	N/A
Large Cap Growth Fund	N/A	N/A	N/A	N/A	N/A	N/A
Large Core Growth Fund	N/A	N/A	N/A	N/A	N/A	N/A
Large Cap Value Fund	N/A	N/A	N/A	N/A	N/A	N/A
Large Core Value Fund	N/A	N/A	N/A	N/A	N/A	N/A
Index 500 Fund	N/A	N/A	N/A	N/A	N/A	N/A
Mid Cap Growth Fund	N/A	N/A	N/A	N/A	N/A	N/A
Mid Cap Value Fund	N/A	N/A	N/A	N/A	N/A	N/A
Mid Core Value Fund	N/A	N/A	N/A	N/A	N/A	N/A
SMID Cap Growth Fund	GS & Co.	2.2%	$1,597	$612	$2,408	N/A
SMID Cap Value Fund	N/A	N/A	N/A	N/A	N/A	N/A

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Fund	Affiliate Receiving Brokerage Commission	Percentage of the Fund’s Aggregate Brokerage Commissions Paid to the Broker Affiliate	Total Brokerage Commissions Paid to an Affiliate ($)			Percentage of the Fund’s Aggregate Dollar Amount of Transactions Involving Commissions Effected Through Broker Affiliate
	2024	2024	2024	2023	2022	2024
Small Cap Growth Fund	N/A	N/A	N/A	N/A	N/A	N/A
Small Cap Value Fund	GS & Co.	0.3%	$739	$1,228.53	$12.66	N/A
Small Cap Index Fund	N/A	N/A	N/A	N/A	N/A	N/A
Developed International Index Fund	N/A	N/A	N/A	N/A	N/A	N/A
International Equity Fund	N/A	N/A	N/A	N/A	N/A	N/A
Emerging Markets Equity Fund	N/A	N/A	N/A	N/A	N/A	N/A
Real Estate Securities Fund	N/A	N/A	N/A	N/A	N/A	N/A
Aggressive Allocation Fund	N/A	N/A	N/A	N/A	N/A	N/A
Moderately Aggressive Allocation Fund	N/A	N/A	N/A	N/A	N/A	N/A
Moderate Allocation Fund	N/A	N/A	N/A	N/A	N/A	N/A
Moderately Conservative Allocation Fund	N/A	N/A	N/A	N/A	N/A	N/A
Conservative Allocation Fund	N/A	N/A	N/A	N/A	N/A	N/A

Regular Broker-Dealers. The table below presents information regarding the securities of the Funds’ regular broker-dealers (or the parent of the regular broker-dealers) that were held by the Funds as of the close of the fiscal year ended December 31, 2024.

Fund	Regular Broker-Dealer	Value of Portfolio Holdings as of 12/31/24
Money Market Fund	Goldman Sachs & Co. LLC	$24,256,254
Limited Maturity Bond Fund	Citigroup Global Markets, Inc.	464,560
	J.P. Morgan Securities LLC	932,146
	Morgan Stanley & Co. LLC	992,601
	State Street Global Markets LLC	1,269,512
	Wells Fargo Securities LLC	2,125,378
Quality Bond Fund	J.P. Morgan Securities LLC	32,275,619
	State Street Global Markets LLC	3,725,847
	U.S. Bancorp Investments, Inc.	2,025,076
	Wells Fargo Securities LLC	9,248,202
High Yield Bond Fund	N/A	N/A
Flexibly Managed Fund	Truist Securities, Inc	3,345,185
Balanced Fund	N/A	N/A
Large Growth Stock Fund	N/A	N/A
Large Cap Growth Fund	N/A	N/A
Large Core Growth Fund	N/A	N/A
Large Cap Value Fund	Citigroup Global Markets, Inc.	4,345,175
	J.P. Morgan Securities LLC	6,798,895
	Wells Fargo Securities LLC	3,192,829

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Fund	Regular Broker-Dealer	Value of Portfolio Holdings as of 12/31/24
Large Core Value Fund	BOFA Securities, Inc.	3,212,745
	Wells Fargo Securities LLC	3,851,329
Index 500 Fund	BOFA Securities, Inc.	5,025,990
	Citigroup Global Markets, Inc.	2,278,172
	Goldman Sachs & Co. LLC	3,077,833
	J.P. Morgan Securities LLC	11,546,351
	Morgan Stanley & Co. LLC	2,676,579
	Raymond James & Associates, Inc.	482,921
	State Street Global Markets LLC	488,983
	Truist Securities, Inc	983,034
	U.S. Bancorp Investments, Inc.	1,271,465
	Wells Fargo Securities LLC	4,005,436
Mid Cap Growth Fund	N/A	N/A
Mid Cap Value Fund	Jefferies Group LLC	1,155,773
Mid Core Value Fund	Truist Securities, Inc	1,314,631
	U.S. Bancorp Investments, Inc.	1,339,383
SMID Cap Growth Fund	Jefferies Group LLC	818,966
	RBC Capital Markets LLC	896,523
SMID Cap Value Fund	N/A	N/A
Small Cap Growth Fund	N/A	N/A
Small Cap Value Fund	Piper Sandler Cos..	1,106,216
Small Cap Index Fund	Piper Sandler Cos.	164,973
	Stonex Financial, Inc	87,095
Developed International Index Fund	Barclays Capital, Inc.	227,504
	BNP Paribas Securities Corp.	291,451
	Credit Agricole Securities (USA), Inc.	69,568
	Daiwa Capital Markets America, Inc.	120,735
	HSBC Securities (USA), Inc.	834,040
	Mizuho Securities USA LLC	273,616
	Nomura Securities International, Inc.	137,278
	Sumitomo Mitsui Banking Corp.	417,604
	UBS Securities LLC	471,008
International Equity Fund	Nomura Securities International, Inc.	1,839,708
Emerging Markets Equity Fund	N/A	N/A
Real Estate Securities Fund	N/A	N/A
Aggressive Allocation Fund	N/A	N/A
Moderately Aggressive Allocation Fund	N/A	N/A
Moderate Allocation Fund	N/A	N/A
Moderately Conservative Allocation Fund	N/A	N/A
Conservative Allocation Fund	N/A	N/A

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Portfolio Turnover

For reporting purposes, a Fund’s portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the Fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less (“short-term securities”) are excluded. Each Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. Typically, funds with high turnover tend to generate higher transaction costs, such as brokerage commissions, which may lower fund performance. Each Fund’s portfolio turnover rate is included in the financial highlights table in the Prospectus.

The portfolio turnover rate for the Large Core Growth Fund for the fiscal years ended 2023 and 2024 were 109% and 13%, respectively. Effective May 1, 2023, the former sub-adviser to the Large Core Growth Fund was replaced by the Fund’s current Sub-Adviser, DIFA. Although the change in sub-adviser and portfolio managers did not result in a fundamental change to the Fund’s principal investment strategy, it was necessary for the new Sub-Adviser and its portfolio managers to make adjustments to the Fund’s portfolio holdings to better align the holdings with the current Sub-Adviser’s and its portfolio managers’ specific investment program. As a result, the Fund experienced increased portfolio turnover in connection with the transition to a new management team in 2023. The portfolio turnover rate for the fiscal year ended 2024 is more consistent with what the Sub-Adviser believes will be the portfolio turnover rate moving forward.

Directors and Officers

The business and affairs of the Company, which include all twenty-nine Funds, are managed under the direction of its Board of Directors. The Board of Directors currently has six members. Three of the members are not “interested persons” of the Company as defined in the 1940 Act. Mr. O’Malley is an employee of Penn Mutual and is, therefore, an “interested person.” The address for each Director and Officer of the Company is c/o The Penn Mutual Life Insurance Company, Eight Tower Bridge, 161 Washington Street, Suite 1111, Conshohocken, Pennsylvania 19428.

Name and Year of Birth	Position with the Company, Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds Overseen by the Director	Other Directorships Held by Director During Past 5 Years
INDEPENDENT DIRECTORS
Archie C. MacKinlay (1955)	Director No set term; served since 2010.	Professor of Finance, Wharton School, University of Pennsylvania (1984 – Present).	29	None.
Rebecca C. Matthias (1953)	Director No set term; served since 2010.	Retired (2010 – Present).	29	Director, CSS Industries (2005-2020).
David B. Pudlin (1949)	Director No set term; served since 2009.	Chief Executive Officer, President and Attorney, Hangley Aronchick Segal Pudlin & Schiller (law firm) (1994 – Present).	29	None.

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Name and Year of Birth	Position with the Company, Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds Overseen by the Director	Other Directorships Held by Director During Past 5 Years
INTERESTED DIRECTOR
David M. O’Malley (1974)	Director; Chairman of the Board No set term; served since 2022.	Chairman (2022 – Present), Chairman and Chief Executive Officer (2014 – 2021), PMAM; Chairman, President and Chief Executive Officer (2023 – Present), President and Chief Executive Officer (2022 – Present). President and Chief Operating Officer (2016 – 2021), Penn Mutual.	29	None.

Name and Year of Birth	Position with the Company, Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS
Keith Huckerby (1971)	President One year; served since 2022.	Senior Managing Director and Chief Operating Officer (2022 – Present), President and Chief Operating Officer (2019 – 2021), PMAM.
Steven Viola (1975)	Treasurer (Principal Financial Officer and Principal Accounting Officer) One year; served since 2015.	Assistant Treasurer (2016 – Present), PMAM.
Tyler J. Thur (1984)	Assistant Treasurer One year; served since 2017.	Chief Financial Officer (2023 – Present), Treasurer & Controller (2015 – 2022), PMAM.
Victoria Robinson (1965)	Chief Compliance Officer One year; served since October 2021; served 2014 – 2019. Secretary One year; served since 2019. AML Officer One year; served since 2019.

Chief Ethics and Compliance Officer,

Penn Mutual and its insurance affiliates
(May 2019 – Present);

Chief Compliance Officer, PMAM
(October 2021 – Present; served 2008 – 2019); Chief Compliance Officer, HTK (August 2019 – Present).

Standing Committees of Board of Directors

The Board of Directors has a standing Audit Committee consisting of Messrs. MacKinlay and Pudlin and Ms. Matthias. The purpose of the Audit Committee is to assist the Board of Directors in: (i) overseeing the integrity of the Funds’ financial statements; (ii) overseeing the qualifications, independence and performance of the Funds’ independent registered public accounting firm; and (iii) fulfilling its responsibilities for valuing Fund securities and assets. The Audit Committee meets periodically, and as necessary, and held three meetings during the Company’s 2024 fiscal year.

The Board of Directors has a standing Governance and Nominating Committee consisting of Messrs. MacKinlay and Pudlin and Ms. Matthias. The purpose of the Governance and Nominating Committee is to assist

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the Board of Directors in: (i) matters involving mutual fund governance and industry best practices; (ii) the selection and nomination of Directors; (iii) the coordination of the Board’s annual self-evaluation; and (iv) its effective oversight of matters relating to the interests of the Funds and their shareholders. The Governance and Nominating Committee would consider nominees recommended by shareholders and variable contract owners if such nominations were submitted in writing and addressed to the Governance and Nominating Committee at the Company’s home office in conjunction with a shareholder meeting to consider the election of Directors. The Governance and Nominating Committee meets periodically, and as necessary, and met three times during the Company’s 2024 fiscal year.

Board Responsibilities for Overseeing Risk Management

The management and affairs of the Company and each of Funds are supervised by the Directors under the laws of the State of Maryland. The Board of Directors is responsible for overseeing the Company and each of its Funds. The Board has approved contracts and agreements under which companies provide essential services to the Funds.

Like most mutual funds, the day-to-day business of the Company, including the management of risk, is performed by third party service providers, such as PMAM, the Sub-Advisers, and administrator. The Directors are responsible for overseeing the Company’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Company. Under the overall supervision of the Board and the Audit Committee, the Company or the service providers to the Company employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Company’s business (e.g., PMAM and the Sub-Advisers are responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that business.

The Directors’ role in risk oversight begins before the inception of a Fund, at which time the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of each Fund as well as proposed investment limitations for each Fund. Additionally, PMAM and the Sub-Advisers provide the Board with an overview of, among other things, their investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function with respect to a Fund by monitoring risks identified during regular and special reports made to the Board, as well as regular and special reports made to the Audit Committee. In addition to monitoring such risks, the Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by PMAM and the Sub-Advisers and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreements with PMAM and the Sub-Advisers, the Board meets with PMAM and the Sub-Advisers to review such services. Among other things, the Board regularly considers PMAM’s and each Sub-Adviser’s adherence to its Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s investments.

The Board meets regularly with the Company’s Chief Compliance Officer to review and discuss compliance matters and related risk. At least annually, the Company’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Company’s policies and procedures and those of its primary service providers, including PMAM, the Sub-Advisers, administrator, fund accountant and custodian. The report addresses the operation of the policies and procedures of the Company and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report;

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any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reporting from the Company’s service providers regarding financial and operational risks. The Company’s Valuation Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Company’s financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Company’s internal controls. Additionally, in connection with its oversight function, the Board oversees Company management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Company in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods, and the Company’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Company’s financial reporting and the preparation of the Company’s financial statements.

As a result of its review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm, fund counsel, and other service providers, the Board may better assess the material risks of the Funds.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Directors as to risk management matters are typically summaries of the relevant information. Most of the Company’s investment management and business affairs are carried out by or through PMAM and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Company’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Board Leadership Structure

The Chairman of the Board, David O’Malley, is an interested person of the Company as that term is defined in the 1940 Act. Rebecca C. Matthias serves as the lead independent Director for the Company and has the following duties, among others: (i) preside over Board meetings in the absence of the Chairman of the Board; (ii) preside over executive sessions of the independent Directors; (iii) along with the Chairman of the Board, oversee the development of agendas for Board meetings; (iv) facilitate dealings and communications between the independent Directors and management and among the independent Directors; and (v) such other responsibilities as the Board or independent Directors determine from time to time. The Company has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Company. The Company made this determination in consideration of, among other things, the fact that the Directors who are not interested persons of the Company (i.e., “independent Directors”) constitute a majority (67%) of the Board, the fact that the chairpersons of the Audit and Governance and Nominating Committees of the Board are independent Directors, the amount of assets under management in the Company, and the number of Funds overseen by the Board. The Board also believes that its leadership structure and board compensation facilitate the orderly and efficient flow of information to the independent Directors from Company officers.

Individual Director Qualifications

The Company has concluded that each of the Directors should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request

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other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Company’s shareholders. The Company has concluded that each Director should serve as a Director based on his or her own experience, qualifications, attributes and skills as described below.

The Company has concluded that Mr. O’Malley should serve as Director because of his experience gained as the Chairman and Chief Executive Officer of PMAM, his experience serving as President and Chief Operating Officer, Chief Financial Officer and Executive Vice President of Penn Mutual and his knowledge of and experience in the financial services industry.

The Company has concluded that Mr. MacKinlay should serve as Director because of the experience, knowledge and expertise that he has acquired as a professor of finance at the University of Pennsylvania, Wharton School of Business since 1984, his knowledge of and experience in the financial services industry, and the experience he has gained serving as a Director of the Company since 2010.

The Company has concluded that Ms. Matthias should serve as Director because of the experience she has gained in her roles as the founder, President, Director and Chief Creative Officer of a publicly traded company, the experience she has gained as a director of other public companies, and the experience she has gained serving as a Director of the Company since 2010 and as Chair of the Company’s Audit Committee.

The Company has concluded that Mr. Pudlin should serve as Director because of the experience he has gained in his roles as a shareholder and the President and Chief Executive Officer of a large law firm, his experience with and knowledge of public companies and the financial services industry, and the experience he has gained serving as a Director of the Company since 2009.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Directors primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the operations of the Funds. Moreover, references to the qualifications, attributes and skills of Directors are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Director as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board.

Beneficial Ownership of Equity Securities of Funds of the Company

The following table provides information on beneficial ownership of shares of Funds of the Company by members of the Board of Directors (by virtue of their owning or having an interest in variable contracts issued by Penn Mutual and PIA). This information is provided as of December 31, 2024.

Name of Director	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of All Fund Shares
Independent Directors
Archie C. MacKinlay	None	None
Rebecca C. Matthias	None	None
David B. Pudlin	None	None
Interested Director
David O’Malley	None	None

The Directors and officers of the Company, as a group, own less than 1% of the Funds’ outstanding securities.

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Compensation of Directors and Officers for fiscal year ended December 31, 2024

	Aggregate Compensation from the Company	Pension or Retirement Benefits Accrued as Part of fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Company
Independent Directors
Marie K. Karpinski[1]	$125,000	None	None	$125,000
Archie C. MacKinlay	$125,000	None	None	$125,000
Rebecca C. Matthias	$145,000	None	None	$145,000
David B. Pudlin	$135,000	None	None	$135,000

[1]	Retired from the Board of Directors, effective January 1, 2025.

The Company’s interested Directors and Officers receive no compensation from the Company for their services.

Code of Ethics

Rule 17j-1 under the 1940 Act governs personal securities activities of directors, officers and employees (“access persons”) of investment companies, its investment advisers and/or sub-advisers. Under Rule 17j-1, the Company, PMAM and each Sub-Adviser are required to adopt Codes of Ethics in order to ensure that the interests of shareholders are placed ahead of personal interests. In compliance with Rule 17j-1, the Company’s Code of Ethics is designed to prevent unlawful practices in connection with the purchase and sale of securities by access persons. The current Codes of Ethics for the Company, PMAM and each Sub-Adviser are on file with the SEC. The Codes of Ethics of the Company, PMAM, and each Sub-Adviser permit personnel subject to the Codes to invest in securities that may be purchased or held by the Funds, subject to the provisions of the Codes.

Proxy Voting Policy and Proxy Voting Records

The Board of Directors has delegated proxy voting responsibilities with respect to the PMAM-Managed Funds and the Sub-Advised Funds to PMAM and each Sub-Advised Fund’s Sub-Adviser, respectively, subject to the Board’s general oversight. For this purpose, PMAM and each Sub-Adviser have adopted proxy voting policies and procedures (the “Procedures”), which are attached to this SAI as Appendix A. The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures. The Procedures may be obtained, free of charge, by calling Customer Service at 1-800-523-0650.

Variable contract owners may obtain the voting record of a Fund for the most recent twelve-month period ended June 30, free of charge, by visiting the website of Penn Mutual (www.pennmutual.com/FundLiterature), scrolling to the bottom left of the page, by first clicking on the “Fund Prospectuses, Reports & Proxy Voting” link, then by clicking on “Annul Report of Proxy Voting” link for specific proxy voting activity. The voting record will be made available on the website of Penn Mutual as soon as reasonably practicable after the information is filed by the Company with the SEC on SEC Form N-PX. The voting record will also be available on the SEC’s website at www.sec.gov.

Net Asset Value of Shares

The following information supplements the information on net asset value of shares set forth under “Account Policies—How the Funds Calculate NAV” in the Prospectus.

The purchase and redemption price of each Fund’s shares is equal to that Fund’s net asset value per share. Each Fund determines its net asset value per share by subtracting the Fund’s liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash

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and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of each Fund is calculated every day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed in observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. In valuing underlying fund investments, the Funds use the net asset values reported by the underlying funds.

Debt securities held in the Funds may be valued on the basis of valuations provided by an independent pricing service when such prices are believed to reflect the fair value of such securities. An independent pricing service may be used without exclusive reliance on quoted prices and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Securities for which market quotations are not readily available or that are determined to be unreliable are valued at fair value under valuation procedures approved by the Board of Directors.

The Money Market Fund uses the amortized cost method of valuation. Under the amortized cost method of valuing portfolio securities, the security is valued at cost on the date of purchase and thereafter a proportionate amortization of any discount or premium until maturity of the security is assumed. The value of the security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method is believed to provide certainty in portfolio valuation, it may result in periods during which values are higher or lower than the amount the Money Market Fund would receive if the security was sold.

In accordance with Rule 2a-7 under the 1940 Act, the Company’s Board of Directors has approved procedures reasonably designed, taking into account current conditions and the Money Market Fund’s objectives, to stabilize the net asset value per share of the Fund, as computed for purposes of distribution and redemption, at $1.00. The Company will maintain a dollar weighted average portfolio maturity in the Money Market Fund appropriate to the objective of maintaining a stable net asset value per share, and to that end the Fund will neither purchase any instrument with a remaining maturity of more than 397 calendar days nor maintain a dollar weighted average portfolio maturity which exceeds 60 calendar days, each as calculated in accordance with Rule 2a-7. The Board of Directors will review, at such intervals as it determines appropriate and reasonable in light of current market conditions, but no less frequently than quarterly, the Fund’s ability to maintain a stable $1.00 price per share, minimize principal volatility, and meet certain liquidity requirements, based upon specified hypothetical events. In the event there is a deviation between the Fund’s market value and amortized cost value that exceeds 1 /2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from the Money Market Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to prospective or existing shareholders or contract holders, it has agreed to take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results.

Control Persons and Principal Holders of Shares

Generally, including as of March 31, 2025, the outstanding shares of each of the Funds are owned by Separate Accounts maintained by Penn Mutual and PIA (the “Insurance Companies”), the Balanced Fund and the LifeStyle Funds (collectively, the “Funds of Funds”), the Penn Mutual general account, and certain qualified pension plans. The Insurance Companies hold shares principally in the following Separate Accounts: Penn Mutual Variable Annuity Account I, Penn Mutual Variable Annuity Account II, Penn Mutual Variable Annuity

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Account III, Penn Mutual Variable Life Account I, Penn Mutual Separate Account E, and Penn Insurance and Annuity Variable Annuity Account I.

A control person is one who has beneficial ownership of more than 25% of the voting securities of a fund or who acknowledges or asserts having or is adjudicated to have control of a fund. A control person could control the outcome of proposals presented to shareholders for approval. Because the Funds are available as investments for variable contracts issued by the Separate Accounts maintained by the Insurance Companies, the Insurance Companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, the Insurance Companies exercise voting rights attributable to the shares of each Fund that each Insurance Company owns, directly or indirectly, in accordance with voting instructions received by owners of the variable contracts. Similarly, a Fund of Fund that owns more than 25% of the voting securities of a Fund is presumed to control the Fund. However, as noted elsewhere in this SAI and in PMAM’s proxy voting policies and procedures, PMAM will vote shares owned by each Fund of Funds in accordance with PMAM’s proxy voting policies and procedures, which require PMAM to vote proxies of an affiliated Fund in the same proportion as the vote of all other shareholders of the affiliated Fund (i.e., “echo vote”), unless otherwise required by law.

There were no shareholders of the Funds that held 5% or more (or 25% or more) of a Fund’s outstanding shares except for the Separate Accounts maintained by the Insurance Companies and the Funds of Funds.

Tax Status

The following is a summary of certain federal income and excise tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of Funds or their shareholders and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations under foreign, federal, state and local tax laws.

The following general discussion of certain federal income and excise tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund within the Company is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code will generally be applied to each Fund separately, rather than to the Company as a whole.

Shares of the Funds will be purchased by Penn Mutual and PIA for their Separate Accounts under variable contracts. Under the provisions of the Internal Revenue Code, net income and realized capital gains that the Funds distribute are not currently taxable to owners of variable contracts when left to accumulate in the contracts or under a qualified pension or retirement plan. Section 817(h) of the Internal Revenue Code provides that the investments of a separate account underlying a variable contract must be “adequately diversified” in order for the contract to be treated as an annuity or as life insurance for federal income tax purposes. The Treasury Department has issued regulations explaining these diversification requirements. Each Fund intends to comply with such requirements so that, assuming the look-through treatment described below is available, a separate account investing all of its assets in any single Fund would comply with such requirements. If all of the beneficial interests in a Fund are held by one or more insurance company separate accounts and certain other eligible holders, the diversification requirements of Section 817(h) may be applied by taking into account the assets of the Fund, rather than treating the interest in the Fund as a separate investment of each separate account investing in the Fund. Beneficial interests in the fund are currently being offered only to separate accounts and other qualifying holders. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners of variable contracts, please refer to the contract prospectus.

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It is the policy of each of the Funds to elect and to continue to qualify each year for the favorable tax treatment accorded to RICs under Subchapter M of the Internal Revenue Code. By following such policy, each of the Funds expects that it will not be subject to federal income taxes on net investment income and net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) that is timely distributed to shareholders.

In order to continue to qualify as a RIC, each Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (2) diversify its holdings so that at the end of each quarter of each taxable year (i) at least 50% of the market value of the Fund’s total assets is represented by cash or cash items, U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. Government securities and securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

If a Fund qualifies as a RIC under the Internal Revenue Code, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it timely distributes each year to the shareholders, provided the Fund distributes an amount equal to at least the sum of (a) 90% of its net investment income (generally, dividends, taxable interest, and the excess, if any, of net short-term capital gains over net long-term capital losses less certain operating expenses) and (b) 90% of its net tax exempt interest income (the excess of its tax-exempt interest income over certain deductions attributable to that income) (the “Distribution Requirement”). The Funds may use consent dividends to satisfy the Distribution Requirement.

Although each Fund intends to distribute substantially all of its net investment income and capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If a Fund fails to satisfy the Qualifying Income or Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period. If the Fund fails to qualify for treatment as a RIC for any year, and these relief provisions are not available to a Fund, all of its taxable income will be subject to tax at the regular corporate rate without any deduction for distributions to shareholders. In such case, the Fund’s shareholders would be taxed as if they received dividends to the extent of a Fund’s current and accumulated earnings and profits. Moreover, if the Fund were to fail to qualify as a RIC in any taxable year, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, the Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. In addition, if a Fund fails to qualify as a RIC, fails to satisfy the diversification requirements applicable to insurance company separate accounts, or fails to ensure that its shares are held only by the types of investors described above, it may affect the ability of an insurance company segregated asset accounts to meet the diversification test under Section 817(h) of the Internal Revenue Code described above and

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it may cause owners of variable contracts to be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of Section 817(h), see the prospectuses for the variable contracts.

Generally, a RIC must distribute each calendar year at least 98% of its ordinary income for such calendar year and 98.2% of its capital gains for the one-year period ending on October 31 of such year, plus any retained amount from the prior year, in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to a RIC whose only shareholders are certain tax-exempt trusts, certain segregated asset accounts of life insurance companies held in connection with variable contracts, and certain other investors. In order to avoid this excise tax, each Fund intends to qualify for this exemption or to make its distributions in accordance with the distribution requirement. The Funds may use consent dividends to satisfy this distribution requirement.

A Fund’s transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may affect a Fund’s ability to qualify as a RIC, accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund’s income. These rules could therefore affect the amount, timing, and character of income earned and in turn, affect the application of the Distribution Requirement to a particular Fund. Further, because a Fund may be required to recognize income without a corresponding receipt of cash, a Fund may be required, in order to satisfy the Distribution Requirement, to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

In general, gains from “foreign currencies” and from foreign currency options, foreign currency futures, and forward foreign exchange contracts (“forward contracts”) relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Each Fund that invests in foreign securities may be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, thus reducing the net amount available for distribution to a Fund’s shareholders. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance because the amount of a Fund’s assets to be invested within various countries is not known. The investment yield of any Fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to such Funds.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund intends to distribute all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Under a notice issued by the Internal Revenue Service (“IRS”) and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to a Fund from a REIT or other pass-through entity) that is attributable to a residual interest in REMICs or taxable mortgage pools (“TMPs”) (referred to in the Internal Revenue Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders in proportion to the dividends received by such shareholders,

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with the same consequences as if the shareholders held the related residual interest directly. As a result, a life insurance company separate account funding a variable contract may be taxed currently to the extent of its share of a Fund’s excess inclusion income, as described below. Although the Funds do not expect to invest in REITs which pass through excess inclusion income, they may make such investments and may need to make certain elections to either specially allocate such tax to a Fund’s shareholders or to pay the tax at the Fund level.

Rules relating to U.S. state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult with their tax advisers as to the consequences of these and other U.S. state and local tax rules regarding an investment in a Fund.

Voting Rights

The shares of the Funds have equal voting rights, except that certain issues will be voted on separately by the shareholders of each Fund. Penn Mutual and PIA own the majority of the outstanding shares of the Company, either in their Separate Accounts registered under the 1940 Act or in their unregistered Separate Accounts or general accounts. The Balanced Fund and LifeStyle Funds own the remainder of the outstanding shares of the Company. Pursuant to the 1940 Act, however, Penn Mutual and PIA will vote the shares held in registered Separate Accounts in accordance with voting instructions received from variable contract owners and other persons entitled to provide voting instructions. Fund shares for which variable contract owners and other persons entitled to vote have not provided voting instructions and shares owned by Penn Mutual and PIA in their general and unregistered Separate Accounts will be voted in proportion to the shares for which voting instructions have been received. Under state insurance law and federal regulations, there are certain circumstances under which Penn Mutual and PIA may vote other than as instructed by variable contract owners and other persons entitled to vote. In such cases, the variable contract owners and such other persons entitled to vote will be advised of that action in the next semi-annual report. PMAM will vote shares owned by the Balanced Fund and LifeStyle Funds in accordance with PMAM’s proxy voting policies and procedures.

The Company currently does not intend to hold annual meetings of shareholders unless required to do so under applicable law. The law provides shareholders with the right under certain circumstances to call a meeting of shareholders to consider removal of one or more directors. As required by law, the Company will assist in variable contract owner communication on such matters.

Independent Registered Public Accounting Firm

KPMG LLP serves as the independent registered public accounting firm of the Company. Their offices are located at 1601 Market Street, Philadelphia, Pennsylvania 19103.

Legal Counsel

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington, District of Columbia 20004, serves as legal counsel to the Company.

Portfolio Holdings Information

The Board of Directors has approved a portfolio holdings disclosure policy and procedures that govern the timing and circumstances of disclosure to variable contract owners and third parties of information regarding the portfolio investments held by the Funds. The policy and procedures are designed to ensure that disclosure of portfolio holdings is in the best interest of shareholders and variable contract owners, and address conflicts of interest that exist between the interests of shareholders and variable contract owners and those of the Adviser and other affiliates of the Funds. Therefore, except as noted below, the Company does not disclose a Fund’s portfolio holdings nor does the Company have any on-going arrangement with any party to make such information available on a selective basis.

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The Board exercises on-going oversight of the disclosure of portfolio holdings by overseeing the implementation and enforcement of the Funds’ policies and procedures by the Company’s Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters.

Only the Company’s Chief Compliance Officer may authorize the disclosure of portfolio holdings information. Upon receipt of a request for portfolio holdings information, the Chief Compliance Officer must determine that (i) disclosure is in the best interests of the Fund and its shareholders and (ii) there is a legitimate business purpose for the disclosure. Any authorized disclosure of portfolio holdings information must be subject to the recipient’s agreement to keep that information confidential and refrain from trading on that information. The Board will receive periodic updates, at least annually, regarding entities authorized to receive portfolio holdings information.

With respect to the Money Market Fund, Penn Mutual’s website (www.pennmutual.com) includes a list of all of the Fund’s portfolio holdings and certain attributes of (a) the Fund’s portfolio holdings, such as issuer, CUSIP, coupon rate, maturity date, final legal maturity date, a general category of the instrument, amortized cost value and principal amount, and (b) the Fund’s portfolio, such as the Fund’s dollar-weighted average portfolio maturity and dollar-weighted average life. This information is provided as of the last business day of each month, and can be found by scrolling to the bottom of the home page, clicking on the “Performance and Rates” link, then clicking on the “Penn Series MMF Monthly” link on the left side of the page. The monthly Money Market Fund information generally remains accessible on the website for a period of at least six months from its posting date. In addition, Penn Mutual’s website discloses, as of the end of each business day during the preceding six months, the (i) percentage of the Fund’s total assets invested in daily and weekly liquid assets; (ii) the Fund’s daily net inflows and outflows; and (iii) the Fund’s current net asset value per share, calculated based on current market factors, rounded to the fourth decimal place.

Pursuant to applicable law, the Funds (except the Money Market Fund) are required to disclose to the SEC their complete portfolio holdings for each month on Form N-PORT. Reports on Form N-PORT for the months within each fiscal quarter are filed within 60 days of the end of such fiscal quarter. Portfolio holdings reported for the last month of each fiscal quarter are made publicly available by the SEC upon filing. The Money Market Fund is required to disclose its portfolio holdings on Form N-MFP within 5 days after the end of each month, with such information made publicly available by the SEC 60 days after filing. The Funds disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders. Semi-Annual and Annual Reports are distributed to Fund shareholders. Holdings reports filed with the SEC on Forms N-PORT and N-MFP are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

In addition, the Company’s service providers and, if applicable, their agents, such as PMAM, MFS, DIFA, GSAM, T. Rowe Price, American Century, Janus, Cohen & Steers, Vontobel, AllianceBernstein, Eaton Vance, SSGA FM, BNY Mellon, BNY Mellon Investment Servicing (US) Inc. and Penn Mutual, may receive portfolio holdings information as frequently as daily in connection with their services to the Funds. KPMG LLP, Morgan, Lewis & Bockius LLP, the Company’s financial printer (currently, Donnelly Financial Solutions), the proxy voting service providers used by PMAM, the Company’s Sub-Advisers, and the Company’s pricing information vendors (currently, Interactive Data Corporation, Standards & Poor’s, Thomson Reuters, Markit, Bloomberg and Pricing Direct) may receive portfolio holdings information, as necessary, in connection with their services to the Funds. These service providers and their agents will be subject to a duty of confidentiality with respect to, and a duty to refrain from trading on, any portfolio holdings information received whether imposed by the provisions of the service provider’s contract with the Company or by the nature of its relationship with the Company.

No compensation or other consideration will be paid to or received by any party, including the Company, the Adviser and its affiliates, the Sub-Advisers, or the recipient of portfolio holdings information, in connection with the disclosure of a Fund’s portfolio holdings information.

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Ratings of Short-Term and Corporate Debt Securities

Descriptions of credit ratings for short-term and corporate debt securities by the major credit rating services are attached to this SAI as Appendix B. While such credit ratings are considered when making investment decisions, the Funds’ Adviser and Sub-Advisers perform their own studies, analyses and evaluation and do not rely solely on credit rating services.

FINANCIAL STATEMENTS OF THE COMPANY

The audited financial statements, including the financial highlights appearing in the Company’s Form N-CSR filing for the fiscal year ended December 31, 2024 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Company’s Form N-CSR filing and Annual Report to shareholders at no charge by calling Penn Mutual at 1-800-523-0650 and selecting “0” to speak with a customer representative or by visiting the Company’s website (www.pennmutual.com/FundLiterature).

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Appendix A

PENN SERIES FUNDS, INC.

Proxy Voting Policies and Procedures

All voting securities held in each fund or portfolio (“Fund”) of Penn Series Funds, Inc. (the “Company”) shall be voted in the best interest of shareholders of the Fund. In furtherance of this policy, and as provided in the investment advisory agreement between the Company and Penn Mutual Asset Management, LLC. (“PMAM”) and the investment sub-advisory agreements between PMAM and investment sub-advisers, the Company has delegated the authority and responsibility to vote securities held in each Fund to the investment adviser or sub-adviser that manages the investments of the Fund on a day-to-day basis.

A description of the proxy voting policies and procedures that each investment adviser or sub-adviser uses in voting securities held in a Fund accompanies these policies and procedures as appendices.

Variable annuity contract owners and variable life insurance policy holders that participate in the investment results of a Fund may obtain a description of these Proxy Voting Policies and Procedures and a description of the Proxy Voting Policies and Procedures of the investment adviser or sub-adviser to the Fund that is responsible for voting the securities of the Fund, free of charge, by calling (800) 523-0650, or by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com, clicking on the “Performance & Rates” tab at the top of the page and, under “Other Fund Information,” clicking on the “Penn Series Proxy Voting” link and you will be directed to the proxy voting policies as well as each Fund’s proxy voting record. Descriptions requested by telephone will be sent to the variable annuity contract or variable life insurance policy owner by first-class mail within three days of receipt of the request.

Variable annuity contract owners and variable life insurance policy holders that participate in the investment results of a Fund may obtain the voting record of the Fund for the most recent twelve-month period ended June 30, free of charge, by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com and following the instructions noted above. The voting record will be made available on the website of The Penn Mutual Life Insurance Company as soon as reasonably practicable after the information is filed by the Company with the SEC on SEC Form N-PX. The voting record will also be available on the website of the U.S. Securities and Exchange Commission (“SEC”) at www.sec.gov.

A-1

Exhibit	Investment Adviser or Sub-Adviser	Fund
A	Penn Mutual Asset Management, LLC

Money Market Fund

Limited Maturity Bond Fund

Quality Bond Fund

High Yield Bond Fund

Balanced Fund

Aggressive Allocation Fund

Moderately Aggressive Allocation Fund

Moderate Allocation Fund

Moderately Conservative Allocation Fund

Conservative Allocation Fund

B	AllianceBernstein L.P.	Large Cap Value Fund SMID Cap Value Fund
C	American Century Investment Management, Inc.	Mid Core Value Fund
D	Cohen & Steers Capital Management, Inc.	Real Estate Securities Fund
E	Delaware Investments Fund Advisers	Large Core Growth Fund Mid Cap Growth Fund
F	Eaton Vance Management	Large Core Value Fund
G	Goldman Sachs Asset Management, L.P.	SMID Cap Growth Fund Small Cap Value Fund
H	Janus Henderson Investors US LLC	Small Cap Growth Fund Mid Cap Value Fund
I	Massachusetts Financial Services Company	Large Cap Growth Fund
J	SSGA Funds Management, Inc.	Index 500 Fund Small Cap Index Fund Developed International Index Fund
K	T. Rowe Price Associates, Inc. T. Rowe Price Investment Management, Inc.	Flexibly Managed Fund Large Growth Stock Fund
L	Vontobel Asset Management, Inc.	Emerging Markets Equity Fund International Equity Fund

A-2

Proxy Voting

Type: Compliance Policy	Policy Number: PMAM -123.0	Responsible Department: Ethics & Compliance

Origination Date: 08/01/2015	Amended Date: 02/06/2024	Review Cycle: Annually

Approved By: Chief Ethics & Compliance Officer, 01/01/2025

Company: Penn Mutual Asset Management

Description

PMAM provides day-to-day investment management services to clients, which may include the voting of securities held in their accounts. Under the Investment Advisers Act of 1940, the adviser has a duty of care and loyalty with respect to all services undertaken for clients, including proxy voting. Rule 206(4)-6 under the Advisers Act requires that an adviser must vote proxies in a manner consistent with clients’ best interest and must not place its interests above those of its clients when doing so. It requires the adviser to: (i) adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, and (ii) disclose to the clients how they may obtain information on how the adviser voted. In addition, Rule 204-2 requires the adviser to keep records of proxy voting and client requests for information.

PMAM has adopted related procedures to address proxy voting. The following procedures are reasonably designed to ensure that PMAM votes securities held in those client accounts in the best interests of the client. PMAM has retained an independent firm (Service Provider) to assist it in voting the securities, if necessary. The Service Provider specializes in providing proxy advisory and voting services. These services include in-depth research, analysis, voting recommendations, as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance. Securities generally will be voted in accordance with the guidelines set forth by the Service Provider, except as set forth below with respect to proxies of affiliated mutual funds, and as PMAM may otherwise determine in the exercise of its fiduciary duty to its clients. Except with respect to proxies of affiliated mutual funds, the appropriate Portfolio Manager will review all voting recommendations made by the Service Provider with respect to securities for which PMAM has voting authority, including recommendations on voting for or against proposals described in the guidelines. If the Portfolio Manager determines that it is in the interest of a client account to vote securities differently than the recommendation made by the Service Provider, the Portfolio Manager will fully document the reasons for voting the securities differently in a memorandum to the Chief Compliance Officer.

Upon receipt of the memorandum, PMAM will direct the Service Provider to vote the securities in accordance with the determination made by the Portfolio Manager. In providing proxy advisory and voting services to PMAM, the Service Provider observes policies and procedures that address potential conflicts between the interests of PMAM client accounts and the interests of the Service Provider and its affiliates. PMAM relies, to a large extent, on the independence of the Service Provider, and the policies, procedures and practices it has in place, to avoid voting on any proposal that may be inappropriate because of conflict of interest. In addition, Portfolio Managers and the Chief Compliance Officer monitor the voting of securities that may present a conflict between the interests of a client and the interest of PMAM and its affiliates. PMAM is sensitized to the fact that any business or other relationship between PMAM (or any of its affiliates) and a company whose securities are to be voted could improperly influence a manager’s determination to vote the securities differently than recommended by the Service Provider. Except with respect to proxies of affiliated mutual funds, any potential conflict of interest identified by a Portfolio Manager is immediately referred to the Chief Compliance Officer for immediate resolution. With respect to proxies of an affiliated fund, such as the portfolios of the Funds, PMAM will vote such proxies in the same proportion as the vote of all other shareholders of the fund (i.e., “echo vote”), unless otherwise required by law. PMAM, acting on its own behalf or acting through the Service Provider, will provide a description of its proxy voting policies and procedures to its clients, and will inform its clients as to how they may obtain information on how PMAM voted their securities. PMAM, on its own behalf or acting through the Service Provider, will retain for a period of not less than six years its: (i) proxy voting policies and procedures, (ii) proxy statements that PMAM receives regarding client securities, (i ii) records of votes casts on behalf of clients, (iv) any document prepared on behalf of PMAM that was material to making the determination of how to vote securities and (v) a copy of each written request for proxy voting information, and a copy of any written response made by or on behalf of PMAM to any request (oral or written) for proxy voting information.

Proxy Voting	Page: 2 of 2

Key Definitions

Penn Mutual Asset Management (or “PMAM” or “Adviser”)

Roles and Responsibilities

All full, part-time and temporary employees.

Regulations

Investment Advisers Act of 1940 - Rule 206(4)-6

Related Policies

All Applicable Policies.

Related Procedures

Not Applicable.

Applicability and Distribution

This policy is applicable to all employees.

This policy is not to be distributed to third parties without written approval from the policy approver.

AllianceBernstein®

March 2025

Proxy Voting and Governance Policy

Introduction	3

Research Underpins Decision Making	3

Research Services	3

Engagement	4

Escalation Strategies	4

Proxy Voting Guidelines	4

Shareholder Proposal Assessment Framework	4

Director Elections	5

Majority Vote Standard	6

Board Leadership	6

Classified Board	6

Board Capacity	6

Board Diversity	7

Compensation	7

Executive Compensation	7

Equity Compensation Plans	8

Director Compensation	8

Auditors	8

Transactions and Special Situations	8

Transactions, Restructurings, Mergers and Acquisitions	8

Shareholder Rights Plans	9

Shareholder Rights	9

Capital Structure	9

Proxy Access	9

Majority Vote Standard for Charter & Bylaw Amendments	10

Special Meetings	10

Written Consent	10

Material Environmental and Social Issues	10

Climate	10

Biodiversity	11

Political Spending	11

Human Capital Management	12

Introduction

AllianceBernstein L.P.’s (“AB,” “we,” “us,” “our” and similar terms) mission is to work in our clients’ best financial interests to deliver better investment outcomes through differentiated research insights and innovative portfolio solutions. As a fiduciary and investment adviser, we place the interests of our clients first and treat all our clients fairly and equitably, and we have an obligation to responsibly allocate, manage and oversee their investments to seek sustainable, long-term shareholder value.

AB has authority to vote proxies relating to securities in certain client portfolios and, accordingly, AB’s fiduciary obligations extend to AB’s exercise of such proxy voting authority for each client AB has agreed to exercise that duty. AB’s general policy is to vote proxy proposals, amendments, consents or resolutions relating to client securities, including interests in private investment funds, if any (collectively, “proxies”), in a manner that serves the best financial interests of each respective client as determined by AB in its discretion, after consideration of the relevant clients’ investment strategies, and in accordance with this Proxy Voting and Governance Policy (“Proxy Voting and Governance Policy” or “Policy”) and the operative agreements governing the relationship with each respective client (“Governing Agreements”). This Policy outlines our principles for proxy voting, includes a wide range of issues that often appear on voting ballots, and applies to all of AB’s internally managed assets, globally. It is intended for use by those involved in the proxy voting decision-making process and those responsible for the administration of proxy voting (“Investment Stewardship Team”), to ensure that this Policy and its procedures are implemented consistently.1

This Policy forms part of a suite of policies and frameworks including AB’s Stewardship Statement that outline our approach to investment stewardship. Proxy voting is an integral part of this process, enabling us to support sound corporate governance practices, strong shareholder rights, transparent disclosures, and encourage effective oversight of material issues.

This Policy is overseen by the Proxy Voting and Governance Committee (“Proxy Voting and Governance Committee” or “Committee”), which provides oversight and includes senior representatives from Investments, Legal and Operations. It is the responsibility of the Committee to evaluate and maintain proxy voting procedures and guidelines, to evaluate proposals and issues not covered by these guidelines, to consider changes in the Policy, and to review the Policy no less frequently than annually. In addition, the Committee meets at least three times a year and as necessary to address special situations.

Research Underpins Decision Making

As a research-driven firm, we approach proxy voting with the same commitment to rigorous research and engagement that we apply to all our investment activities. The different investment philosophies applied by our investment teams may occasionally result in different conclusions being drawn for certain proposals. In turn, our votes for some proposals may vary from issuer to issuer, while still aligning with our goal of maximizing the long-term value of securities in our clients’ portfolios.

For accounts where proxy voting is directed by clients or newly acquired subsidiary companies, voting decisions may deviate from this Policy. To the extent there are any inconsistencies between this Policy and a client’s Governing Agreements, the Governing Agreements shall supersede this Policy. We do not offer different versions of our Proxy Voting and Governance Policy.

Research Services

To facilitate the efficient and accurate voting of our client’s securities, we subscribe to research services from vendors such as Institutional Shareholder Services Inc. (“ISS”) and Glass Lewis. These research

1 Please note that while this Policy is intended to be applied globally, in certain jurisdictions in which we operate, a limited number of votes may vary due to local rules and regulations.

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materials are used for informational purposes alongside company filings, and AB’s voting decisions are always guided by AB’s Proxy Voting and Governance Policy. Our investment professionals can access these research and informational materials at any time.

Engagement

In evaluating proxy issues and determining our votes, we seek the perspective and expertise of various relevant parties. Internally, the Investment Stewardship Team may consult the Committee, Chief Investment Officers, Portfolio Managers, and/or Research Analysts across our equities platform. By partnering with investment professionals, we are empowered to incorporate company-specific fundamental insights into our vote decisions.

Externally, we may engage with companies in advance of their Annual General Meeting, and throughout the year. We believe engagement provides the opportunity to share our philosophy, and more importantly, affect positive changes which we believe will drive shareholder value. In addition, we may engage with shareholder proposal proponents and other stakeholders to understand different viewpoints and objectives.

Escalation Strategies

Proxy voting and engagements work in conjunction to raise and escalate investor concerns to companies. In cases where we determine that the issuer’s behavior isn’t aligned with our clients’ best financial interests, we may escalate our voting and engagement by taking actions such as voting against the relevant directors. The materiality of the issue and the responsiveness of management will guide our approach which is outlined in the AB Stewardship Statement.

Proxy Voting Guidelines

Our proxy voting guidelines are both principles-based and rules-based. Subject to client guidelines, we adhere to a core set of principles described in this Policy. We assess each proxy proposal within the framework of these principles, with our ultimate “litmus test” being what we view as most likely to maximize long-term shareholder value. We believe that authority and accountability for setting and executing corporate policies, goals and compensation should generally rest with a company’s board of directors and senior management. In return, we support strong investor rights that allow shareholders to hold directors and management accountable should they fail to act in the best interests of shareholders.

We generally vote proposals in accordance with these guidelines; however, we may deviate from these guidelines if we believe that deviating from our stated Policy is necessary to maximize long-term shareholder value or as otherwise warranted by the specific facts and circumstances of an investment. While our Policy is broadly applicable, we may make exceptions to these guidelines for non-operating companies such as closed-end funds. We will evaluate on a case-by-case basis any proposal not specifically addressed by these guidelines, whether submitted by management or shareholders, always keeping in mind our fiduciary duty to make voting decisions that are in our clients’ best interests.

Shareholder Proposal Assessment Framework

AB’s commitment to maximizing the long-term value of clients’ portfolios drives how we analyze shareholder proposals. Shareholder proposals often address environmental, social and governance (“ESG”) disclosures, which we believe can in some cases help improve the accuracy of our valuation of

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companies. We think it is in our clients’ best interests to incorporate a comprehensive set of risks and opportunities, including but not limited to material ESG issues, from a long-term shareholder value perspective. The evaluation of a proposal that addresses an ESG issue will consider (among other things) the following core factors, as necessary:

-	The materiality of the mentioned ESG issue for the company’s business

-	The company’s current practice, policy, and framework

-	The prescriptiveness of the proposal—does the shareholder make a request that unreasonably burdens management?

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The context of the shareholder proposal—is the proponent tied to any particular interest group(s)? Does the proposal aim to promote the interest of the shareholders or group that they are associated with?

-	How does the proposal add value for the shareholders?

We do not vote in favor of all ESG-related proposals. This shareholder proposal assessment framework applies to all proposals slated by shareholders, globally.

Director Elections

AB’s approach to voting on director elections is grounded in the belief that directors should represent shareholder interests and ensure management is maximizing long-term shareholder value. We generally vote in favor of the management-proposed slate of directors, but we consider a number of factors, including local market best practice, when making our decision. Each company’s board of directors has a duty to act in the best interest of the company’s shareholders at all times. These interests are best served by having directors who bring objectivity to the company and are free from potential conflicts of interests. Accordingly, we believe that companies should have a majority of independent directors and independent key committees. We will incorporate local market regulation and corporate governance codes into our decision making, though we may support requirements that surpass market regulation and corporate governance codes if we believe they will improve corporate governance practices.

We consider a director to be independent if they meet the criteria for independence set forth by the primary exchange or the best practice code in the country where the company is domiciled. We also take into account affiliations, related party transactions, and prior service to the company.

We believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may vote against directors who fail to act on key issues. We oppose directors who fail to attend at least 75% of board meetings within a given year without a reasonable excuse. We prioritize transparency and disclosure in our analysis of director elections. If there is insufficient information about nominees disclosed in the proxy statement, we may abstain or vote against.

We also take into account compensation, audit, and governance practices when evaluating directors. If a company lacks a formal key committee or has demonstrated poor practices in these areas, we may vote against relevant directors, which may include committee chairs, committees as a whole, or the full board in cases of multi-year concerns.

Finally, we are committed to engaging with company management to resolve issues that arise. We may do so through phone, written, virtual or in-person communication until a satisfactory resolution is reached.

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Majority Vote Standard

Sound corporate governance requires that shareholders have a meaningful say in the company’s affairs. We believe that electing directors by a majority of votes cast at an annual meeting is a better method than plurality voting. Under plurality voting standards, a director could be elected by a single affirmative vote even if a majority of shareholders withheld support.

AB also views majority voting provisions as beneficial to director accountability. Therefore, we generally support companies amending their by-laws to require director nominees be elected by an affirmative vote of a majority of the votes cast. However, we recognize that in contested elections where the number of nominees exceeds the number of board seats, a carve-out should be provided to allow for plurality voting. While we generally prefer a majority vote standard, we may take a case-by-case approach if the issuer is a non-operating company such as closed-end funds.

Board Leadership

We believe there can be benefits to an executive chairman and to having the positions of chairman and CEO combined as well as split. When the chair is non-independent, the company must have sufficient counter-balancing governance in place, generally through a strong lead independent director. AB therefore generally supports the establishment of a lead independent director if the chairman is non-independent. We believe that having a robust lead independent director role with clearly defined duties and responsibilities, such as the authority to call meetings and approve agendas, is an effective way to balance governance.

If a company already has a lead independent director in place with robust responsibilities, we will generally oppose proposals that require an independent board chairman, unless there are additional concerns regarding board leadership or broader corporate governance.

Classified Board

Typically, a classified board is divided into three classes, each holding office for a term of three years, with only a portion of the board being elected or replaced each year. We generally favor declassified boards, but we may take a case-by-case approach if certain conditions are met, such as an adequate sunset provision, a justifiable financial reason, or if the issuer is a non-operating company such as closed-end funds.

Board Capacity

We believe that assessing each nominee’s capacity for a board seat is essential for ensuring meaningful board oversight of management. Nominees who are “over-boarded”, or have too many outside board commitments, may be unable to dedicate sufficient time toward their board oversight responsibilities.

•	Non-Executive Directors: AB generally votes against the appointment of non-executive directors who serve on more than four public company boards.

•	Active CEOs: AB generally votes against the appointment of active CEOs who serve on more than two public company boards.

•	Active CEO of the Company Under Voting Consideration: For CEOs of the company under consideration, AB generally votes against their appointment if they serve on more than three public company boards.

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Board Diversity

Diversity is an important element of assessing a board’s composition, as it promotes a wider range of perspectives to be considered for companies to both strategize and mitigate risks. In line with this view, several European countries legally require board-level gender diversity at publicly listed companies. We recommend boards develop, as part of their regular refreshment process, a framework for identifying qualified diverse candidates for all open board positions. We believe diversity is multi-faceted and should incorporate a broad range of factors in order to promote diversity of thought, such as gender, ethnicity, nationality, professional experience, age, and tenure.

Taking into account a board’s size as well as regional considerations, AB may vote against the nominating committee chair, or a relevant incumbent board member such as a nominating committee member if the chair is not up for election, when the board lacks sufficient diversity, unless there are mitigating factors (e.g. the board has articulated plans to diversify board membership, or has made recent improvements). AB generally looks to gender representation and racial/ethnic representation as indicators of board-level diversity, given these are well disclosed and standardized metrics.

Compensation

Compensation policies play a critical role in attracting, retaining, and motivating executives, directors, and employees. Incentives should be aligned with shareholder interests to facilitate long-term value creation and sustainable performance.

Executive Compensation

It is crucial to establish a direct correlation between variable pay and the company’s operational and financial performance, through metrics that are challenging and align with the company’s strategy. Compensation plans are often complex and are a major corporate expense, so we evaluate them carefully and on a case-by-case basis. In all cases, however, we assess each proposed executive compensation plan within the framework of four guiding principles, each of which ensures a company’s compensation plan helps to align the long-term interests of management with shareholders:

•	Valid measures of business performance tied to the firm’s strategy and shareholder value creation, which are clearly articulated and incorporate appropriate time periods, should be utilized;

•	Compensation costs should be managed in the same way as any other expense;

•

Compensation should reflect management’s handling, or failure to handle, any recent social, environmental, governance, ethical or legal issue that had a material adverse financial or reputational effect on the company and;

•	In granting awards, management should clearly exhibit integrity and a rigorous decision-making process.

Further, we believe that compensation plans should be sufficiently long-term oriented. Long-term incentive plans should adhere to a minimum of three-year vesting periods and clearly target long-term financial goals. We are generally unsupportive of special bonuses that are not explicitly tied to a company’s financial performance or lack multi-year vesting periods. If a retention grant is awarded, we expect companies to provide a rationale detailing how the award aligns with business needs and overall strategy. In cases where the compensation committee has exercised discretion to adjust pay outcomes, we expect a detailed justification and explanation of the method used to determine the adjustment. Additionally, we expect disclosure on how the revised outcome is consistent with the shareholders’ interests.

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We believe that compensation plans should include clawback provisions that require executives to relinquish their awards if their compensation was based on erroneous financial statements or deceitful business practices.

We may oppose plans which include, and directors who establish, compensation plan provisions deemed to be poor practice such as automatic acceleration of equity, or single-triggered, in the event of a change in control. Although votes on compensation plans are by nature only broad indications of shareholder views, they do lead to more compensation-related dialogue between management and shareholders and help ensure that management and shareholders meet their common objective: maximizing shareholder value.

Equity Compensation Plans

Equity compensation plans (or “omnibus stock plans”) are intended to align the interests of employees and executives with those of shareholders by providing stock-based incentives. While we generally support the use of equity in compensation plans, we assess each plan on a case-by-case basis. Our evaluation criteria include the overall cost of the plan, potential dilution to shareholders, historical burn rates, and the specific design features of the plan. We may vote against equity compensation plans that contain provisions that are misaligned with shareholder interests, such as the ability to reprice options without shareholder approval or the inclusion of evergreen provisions.

Director Compensation

For non-executive directors, we believe that compensation should be structured in such a way that it does not compromise their independence. We will generally oppose performance-based variable remuneration for non-executive directors.

Auditors

We believe that the company is in the best position to choose its accounting firm, and we generally support management’s recommendation. We recognize that there may be potential conflicts when a company’s independent auditors perform substantial non-audit related services for the company. Therefore, we consider the proportion of non-audit fees to total fees and other factors like auditor tenure to assess independence. Excessive non-audit fees may lead us to vote against the auditor and/or audit committee members. In determining what is excessive we exclude non-audit fees related to extraordinary events such as IPOs, bankruptcy emergence, and spin-offs. Additionally, we may vote against or abstain if the audit firm is not disclosed, considering local market practices.

In some markets, companies are required to submit their financial statements for shareholder approval. We generally approve financial statements unless there are reasons to vote otherwise, such as if the information is not made available prior to the meeting. In markets requiring the election of internal statutory auditors (e.g., Japan), we generally support management’s nominees if they meet regulatory requirements. However, we may vote against nominees who are designated independent statutory auditors but serve as executives of a subsidiary or affiliate of the issuer, or if there are other reasons to question their independence. We review proposals to limit auditor liability on a case-by-case basis, considering whether such a provision is necessary to secure appointment and whether it helps to maximize long-term shareholder value.

Transactions and Special Situations

Transactions, Restructurings, Mergers and Acquisitions

Proposals requesting shareholder approval for corporate restructurings, merger and acquisitions, and spin-offs are evaluated on a case-by-case basis. Our primary objective in assessing and voting on

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these proposals is to maximize long-term shareholder value. We consider a multitude of factors that could impact the company’s future performance and shareholder returns, including the board’s rationale behind the transaction, the potential financial benefits and risks, the alignment with the company’s long-term strategic goals, and the overall integrity of the transaction process. We may abstain from voting on transactions in instances where there is insufficient information.

Shareholder Rights Plans

Our approach to voting on shareholder rights plans, or poison pills, is grounded in our commitment to protecting shareholder rights and maximizing long-term value. Accordingly, we assess these proposals on a case-by-case basis. We will oppose poison pills that unreasonably seek to impede takeovers or entrench management. We may support proposals which protect shareholders’ right to consider and potentially accept a compelling offer. Additionally, we may support net operating loss rights plans when the protection of a company’s tax assets is material to its financial health and future value. We generally support shareholder proposals that require the company to submit a shareholder rights plan to a shareholder vote, though may take a case-by-case approach if the issuer is a non-operating company such as closed-end funds.

Shareholder Rights

Capital Structure

The one share, one vote principle—that voting power is proportional to an one’s economic interest— is preferred to ensure the board is accountable to shareholders. AB’s general expectation of companies with multi-class equity structures carrying unequal voting rights (or “supervoting shares”) is to attach safeguards for minority shareholders when appropriate and in a cost-effective manner, which may include a sunset provision or periodic shareholder reauthorizations. We expect boards to routinely review existing multi-class share structures and articulate why the structure is beneficial for long-term shareholders. If a multi-class share structure is in place without adequate safeguards, AB will generally vote against relevant directors.

With that backdrop, we acknowledge that multi-class structures may be beneficial for a period of time for certain companies, allowing management to focus on longer-term value creation which benefits all shareholders. Accordingly, AB may refrain from voting against relevant directors if the multi-class capital structure is subject to a formal sunset provision, or if company-specific conditions warrant it.

Proxy Access

Proxy access allows “qualified shareholders” to nominate directors. Our voting stance typically favors proposals for proxy access that adhere to the 2010 SEC proposal (since vacated) which allowed a single shareholder, or group of shareholders, who hold at least 3% of the voting power for at least three years continuously to nominate up to 25% of the current board seats, or two directors, for inclusion in the subject company’s annual proxy statement alongside management nominees. We may vote against proposals that include requirements that are stricter than the SEC’s framework including implementation restrictions and against individual board members, or entire boards, who exclude from their ballot properly submitted shareholder proxy access proposals or compete against shareholder proxy access proposals with stricter management proposals on the same ballot. We will generally vote in favor of proposals that seek to amend an existing right to more closely align with the SEC framework. We will evaluate on a case-by-case basis proposals with less stringent requirements than the vacated SEC framework.

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Majority Vote Standard for Charter & Bylaw Amendments

We generally favor the implementation of simple majority vote requirements for charter and bylaw amendments. This means that a proposal would only need to receive a majority of votes cast in order to be approved. We believe that this approach promotes greater shareholder accountability and ensures that the will of the majority is reflected in important decisions affecting the company. As such, we will generally vote for proposals to reduce supermajority voting requirements, though may take a case-by-case approach if the issuer is a non-operating company such as closed-end funds.

Special Meetings

We are generally supportive of the right for shareholders to call special meetings, which allows shareholders to take action on certain matters that arise between regularly scheduled annual meetings. This right may apply only if a shareholder, or a group of shareholders, owns a specified percentage as defined by the relevant company bylaws.

We recognize the importance of the right of shareholders to remove poorly performing directors, respond to takeover offers and take other actions without having to wait for the next annual meeting. However, we also believe it is important to protect companies and shareholders from nuisance proposals. We further believe that striking a balance between these competing interests will maximize shareholder value. We believe that encouraging active share ownership among shareholders generally is beneficial to shareholders and helps maximize shareholder value. Accordingly, we will generally support proposals to establish shareholders’ right to call a special meeting if one is not already in place. When evaluating proposals to reduce the existing special meeting right threshold, we will assess the potential abuse of the right based on the company’s current share ownership structure, and whether the request goes beyond market practice.

Written Consent

Action by written consent enables a large shareholder or group of shareholders to initiate votes on corporate matters prior to the annual meeting. We believe this is a fundamental shareholder right and, accordingly, will generally support shareholder proposals seeking to restore this right. However, in cases where a company has a majority shareholder or group of related majority shareholders with majority economic interest, we may oppose proposals seeking to restore this right as there is a potential risk of abuse by the majority shareholder or group of majority shareholders. We may also vote against the proposal if the company provides shareholders a right to call special meetings with an ownership threshold of 15% or below in absence of material restrictions, as we believe that shareholder access rights should be considered from a holistic view rather than promoting all possible access rights that may impede one another in contrast to long-term shareholder value.

Material Environmental and Social Issues

Climate

Proposals addressing climate change concerns are plentiful and their scope varies. Climate change increasingly receives investor attention as a potential material risk to the sustainability of a wide range of business activities. These proposals may include emissions standards or reduction targets, quantitative goals, and impact assessments. We evaluate these proposals on a case-by-case basis, taking into account the materiality of the issue to the business and whether the proposal is of added benefit to shareholders. We will additionally consider company specific context as well as our ongoing research and engagements for evaluating the company’s existing policies and practices.

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For proposals related to climate change, we will carefully assess the company’s current policies/disclosures and its incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.

For issuers with material exposure to climate risk, AB assesses the climate risk management strategy by considering factors such as, but not limited to:

Emissions Metrics and Targets

-	Does the company have emissions metrics and targets in place for Scopes 1 and 2 emissions?

Climate Risk Management

-	Does the company perform scenario analysis that includes the use of a widely recognized, scientifically based 1.5 degree scenario?

Governance

-	Does the board provide oversight on the issuer’s climate change strategy?
-	Has the company incurred any recent material failures, or been involved in any controversies, related to managing climate-related risk?

Disclosure

-	Does the company disclose its exposure to climate risk via the framework developed by the Taskforce on Climate related Financial Disclosure?

Biodiversity

Companies are increasingly recognizing the importance of managing biodiversity and nature-related factors to generate long-term financial returns for shareholders. This can be achieved by implementing appropriate risk oversight and establishing relevant metrics and targets to manage their reliance on, impact on, and use of natural capital. Companies—particularly those that have significant impacts on local environments or have supply chains exposed to locations with biodiversity-related risk—should disclose how they integrate these factors into their strategy and how they manage material risks and opportunities relating to biodiversity. Additionally, companies should consider engaging with stakeholders, including local communities and conservation organizations, to ensure that their activities do not have a negative impact on biodiversity, which could potentially cause negative reputational or financial risks. Accordingly, we will vote on proposals related to biodiversity on a case-by-case basis.

Political Spending

We believe that increased transparency in political contributions and lobbying expenses is essential for ensuring accountability and promoting responsible corporate citizenship. As such, we generally vote in favor of proposals that request increased disclosure of these expenses, including those paid to trade organizations and political action committees at the federal, state, or local level. By doing so, we can better understand how a company is using its resources to influence political decisions and ensure that these activities align with its stated values and principles and are in the best interests of shareholders. Increased transparency can also help to mitigate reputational risks and promote public trust in the company. We believe that companies have a responsibility to disclose their political contributions and lobbying expenses to their shareholders and the public.

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Human Capital Management

Human capital management is a critical component of a company’s long-term success. Best practices in this area include considering diversity, equity, and inclusion in different aspects of the business, from hiring and promotion to training and development. Companies should also provide fair compensation and benefits, as well as opportunities for career growth and advancement. Additionally, companies should prioritize employee health and safety, both physical and mental, and provide a supportive work environment that fosters collaboration and innovation. Effective communication and engagement with employees is also essential for building a strong corporate culture and ensuring that employees feel valued and heard. By prioritizing human capital management, companies can attract and retain top talent, foster innovation and creativity, and ultimately drive long-term value for shareholders. We will vote case-by-case on proposals related to human capital management considering a company’s current practices, policies and disclosures.

Conflicts of Interest

Introduction

As a fiduciary, we must always act in our clients’ best financial interests. We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in us, and we insist on strict adherence to fiduciary standards and compliance with all applicable federal and state securities laws. We have adopted a comprehensive Code of Business Conduct and Ethics (“Code”) to help us meet these obligations. As part of this responsibility and as expressed throughout the Code, we place the interests of our clients first and attempt to mitigate any perceived or actual conflicts of interest.

AB recognizes that potentially material conflicts of interest arise when we engage with a company or vote a proxy solicited by an issuer that sponsors a retirement plan we manage (or administer), that distributes AB-sponsored mutual funds, or with which AB or one or more of our employees have another business or personal relationship, and that such conflicts could affect how we vote on the issuer’s proxy. Similarly, potentially material conflicts of interest arise when engaging with and deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. In order to address any perceived or actual conflict of interest, the procedures set forth below (see Handling Potential Conflicts of Interest section below) have been established for use when we encounter a potential conflict to ensure that our engagement activities and voting decisions are in our clients’ best interest consistent with our fiduciary duties and seek to maximize shareholder value.

Adherence to Stated Proxy Voting Policies

Subject to client guidelines, votes generally are cast in accordance with this Policy. In situations where our Policy involves a case-by-case assessment, the following sections provide criteria that will guide our decision. In situations where our Policy on a particular issue involves a case-by-case assessment and the vote cannot be clearly decided by an application of our stated Policy, a member of the Committee or his/her designee will make the voting decision in accordance with the basic principle of our Policy to vote proxies with the intention of maximizing the value of the securities in our client accounts. In these situations, the voting rationale must be documented either on the voting platform of our proxy services vendor, by retaining relevant emails or another appropriate method. Where appropriate, the views of investment professionals are considered. All votes cast contrary to our stated voting Policy on specific issues must be documented. If a proxy vote involves a potential conflict of interest, the voting decision will be determined in accordance with the processes outlined in the Handing Potential Conflicts of Interest section of the Policy below. On an annual basis, the Committee will receive and review a report of all such votes so as to confirm adherence with the Policy.

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Disclosure of Conflicts

When considering a proxy proposal, members of the Committee or investment professionals involved in the decision-making process must disclose to the Committee any potential conflict (including personal relationships) of which they are aware and any substantive contact that they have had with any interested outside party (including the issuer or shareholder group sponsoring a proposal) regarding the proposal. Any previously unknown conflict will be recorded on the Potential Conflicts List (discussed below). If a member of the Committee has a material conflict of interest, he or she generally must recuse himself or herself from the decision-making process.

Potential Conflicts

Potential conflicts related to proxy voting may include, but are not limited to, the following:

•	Votes involving publicly traded clients of AB;
•	Votes involving publicly traded companies that distribute AB mutual funds;
•	Votes where investment teams have different views;
•	Votes involving any clients that try to advocate for proxy voting support;
•	Voting contrary to the Policy; and
•	Any other company subject to a material conflict of which a Committee member becomes aware.

We determine our votes for all meetings of companies that may present a conflict by applying the processes described in the Handling Potential Conflicts of Interest section below. We document all instances when the Conflicts Officer determines our vote.

Handling Potential Conflicts of Interest

When we encounter a potential conflict of interest, we review our proposed vote using the following analysis to ensure our voting decision is in the best interest of our clients:

•	If our proposed vote is consistent with the Policy, no further review is necessary.
•

If our proposed vote is contrary to the Policy, the vote will be presented to AB’s Conflicts Officer. The Conflicts Officer’s review and determination will be documented and presented to the Proxy Voting and Governance Committee. The Conflicts Officer will determine whether the proposed vote is reasonable and in line with our fiduciary duties to clients. If the Conflicts Officer cannot determine that the proposed vote is reasonable, the Conflicts Officer may instruct AB to refer the votes back to the client(s) or take other actions as the Conflicts Officer deems appropriate in light of the facts and circumstances of the particular potential conflict. The Conflicts Officer may take or recommend that AB take the following steps:

¡	Recuse or “wall-off” certain personnel from the proxy voting process;
¡	Confirm whether AB’s proposed vote is consistent with the voting recommendations of our proxy research services vendor; or
¡	Take other actions as the Conflicts Officer deems appropriate.

Review of Third-Party Proxy Service Vendors

AB engages one or more Proxy Service Vendors to provide voting research and voting execution services. From time to time, AB will evaluate each Proxy Service Vendor’s services to assess that they are consistent with this Policy and the best interest of our clients. This evaluation may include: (i) a review of pre-populated votes on the Proxy Service Vendor’s electronic voting platform before such votes are cast, and (ii) a review of policies that address the consideration of additional information that becomes available regarding a proposal before the vote is cast. AB will also periodically review whether Proxy Service Vendors have the capacity and competency to adequately analyze proxy issues

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and provide the necessary services to AB. AB will consider, among other things, the adequacy and quality of the Proxy Service Vendor’s staffing, personnel and/or technology, as well as whether the Proxy Service Vendor has adequate disclosures regarding its methodologies in formulating voting recommendations. If applicable, we will also review whether any potential factual errors, incompleteness or methodological weaknesses materially affected the Proxy Service Vendor’s services and the effectiveness of the Proxy Service Vendor’s procedures for obtaining current and accurate information relevant to matters included in its research.

The Committee also takes reasonable steps to review the Proxy Service Vendor’s policies and procedures addressing conflicts of interest and verify that AB’s primary Proxy Service Vendor(s) is, in fact, independent based on all of the relevant facts and circumstances. This includes reviewing each Proxy Service Vendor’s conflict management procedures on an annual basis. When reviewing these conflict management procedures, we will consider, among other things, (i) whether the Proxy Service Vendor has adequate policies and procedures to identify, disclose, and address actual and potential conflicts of interest; and (ii) whether the Proxy Service Vendor provides adequate disclosure of actual and potential conflicts of interest with respect to the services provided to AB by the Proxy Service Vendor and (iii) whether the Proxy Service Vendor’s policies and procedures utilize technology in delivering conflicts disclosure; and (iv) can offer research in an impartial manner and in the best interests of our clients.

Confidential Voting

It is AB’s policy to support confidentiality before the actual vote has been cast. Employees are prohibited from revealing how we intend to vote except to (i) members of the Committee; (ii) Portfolio Managers who hold the security in their managed accounts; (iii) the Research Analyst(s) who cover(s) the security; (iv) clients, upon request, for the securities held in their portfolios; (v) clients who do not hold the security or for whom AB does not have proxy voting authority, but who provide AB with a signed a Non-Disclosure Agreement; or (vi) declare our stance on a shareholder proposal(s) that is (are) deemed material for the issuer’s business for generating long-term value in our clients’ best interests. Once the votes have been cast for our mutual fund clients, they are made public in accordance with mutual fund proxy vote disclosures required by the SEC, and we generally post all votes to our public website one business day after the meeting date.

We may participate in proxy surveys conducted by shareholder groups or consultants so long as such participation does not compromise our confidential voting policy. Specifically, prior to our required SEC disclosures each year, we may respond to surveys asking about our proxy voting policies, but not any specific votes. After our mutual fund proxy vote disclosures required by the SEC each year have been made public and/or votes have been posted to our public website, we may respond to surveys that cover specific votes in addition to our voting policies.

On occasion, clients for whom we do not have proxy voting authority may ask us how AB’s Policy would be implemented. A member of the Committee or one or more Investment Stewardship Team may provide the results of a potential implementation of the AB policy to the client’s account subject to an understanding with the client that the implementation shall remain confidential.

Any substantive contact regarding proxy issues from the issuer, the issuer’s agent or a shareholder group sponsoring a proposal must be reported to the Committee if such contact was material to a decision to vote contrary to this Policy. Routine administrative inquiries from proxy solicitors need not be reported.

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A Note Regarding AB’s Structure

AB and AllianceBernstein Holding L.P. (“AB Holding”) are Delaware limited partnerships. As limited partnerships, neither company is required to produce an annual proxy statement or hold an annual shareholder meeting. In addition, the general partner of AB and AB Holding, AllianceBernstein Corporation is an indirect wholly owned subsidiary of Equitable Holdings, Inc.

As a result, most of the positions we express in this Proxy Voting Policy are inapplicable to our business. For example, although units in AB Holding are publicly traded on the New York Stock Exchange (“NYSE”), the NYSE Listed Company Manual exempts limited partnerships and controlled companies from compliance with various listing requirements, including the requirement that our board have a majority of independent directors.

Voting Transparency

We publish our voting records on our website one business day after the shareholder meeting date for each issuer company.

Many clients have requested that we provide them with periodic reports on how we voted their proxies. Clients may obtain information about how we voted proxies on their behalf by contacting their Advisor.

Record Keeping

All of the records referenced below will be kept in an easily accessible place for at least the length of time required by local regulation and custom, and, if such local regulation requires that records are kept for less than six (6) years from the end of the fiscal year during which the last entry was made on such record, we will follow the US rule of six (6) or more years. If the local regulation requires that records are kept for more than six or more years, we will comply with the local regulation. We maintain the vast majority of these records electronically.

Proxy Voting and Governance Policy

The Policy shall be maintained in the Legal and Compliance Department and posted on our company intranet and on the AB website.

Proxy Statements Received Regarding Clients’ Securities

For US Securities, AB relies on the SEC to maintain copies of each proxy statement we receive regarding client securities. For Non-US Securities, we rely on ISS, our proxy voting agent, to retain such proxy statements.

Records of Votes Cast on Behalf of Clients

Records of votes cast by AB are retained electronically by our proxy research service vendor.

Pre-Disclosure of Vote Intentions on Select Proposals

As part of our engagement and stewardship efforts, AB may publish our vote intentions on certain proposals in advance of select shareholder meetings, with an emphasis on issuers where our discretionary managed accounts have significant economic exposure. The selected proposals are chosen because they impact a range of key topics where AB may have expressed our viewpoints publicly, through prior engagement or proxy voting. We do not pre-disclose our vote intentions on mergers and acquisition activity. The published vote intentions are available on our website.

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Documents Prepared by AB that Are Material to Voting Decisions

The Investment Stewardship Team is responsible for maintaining documents prepared by the Committee or any AB employee that were material to a voting decision. Therefore, where an investment professional’s opinion is essential to the voting decision, the recommendation from investment professionals must be made in writing to a member of Investment Stewardship Team.

Proxy Voting Procedures

Voting Administration

To efficiency execute proxy voting for clients’ holdings, AB uses ISS to submit votes electronically.

Issuers initially send proxy information to the custodians of our client accounts. We instruct these custodian banks to direct proxy related materials to ISS’s offices. ISS provides us with research related to each resolution and pre-populates certain ballots based on the guidelines contained in this Policy. AB’s Investment Stewardship Team assesses the proposals via ISS’s web platform, Proxy Exchange, and submits all votes electronically. ISS then returns the proxy ballot forms to the designated returnee for tabulation. In addition, AB’s proxy votes are double-checked in a two-tiered approach. All votes are reviewed real-time by an offshore proxy review team to verify that the executed votes are aligned with our Policy. Votes for significant holdings, as defined by our stake, are additionally reviewed on a monthly basis by the Investment Stewardship Team to ensure their compliance with our Policy.

If necessary, any paper ballots we receive will be voted electronically or via mail or fax.

Share Blocking and Abstaining from Voting Client Securities

Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. We may determine that the value of exercising the vote is outweighed by the detriment of not being able to sell the shares during this period. In cases where we want to retain the ability to trade shares, we may determine to not vote those shares.

We seek to vote all proxies for securities held in client accounts for which we have proxy voting authority. However, in some markets administrative issues beyond our control may sometimes prevent us from voting such proxies. For example, we may receive meeting notices after the cut-off date for voting or without enough time to fully consider the proxy. Similarly, proxy materials for some issuers may not contain disclosure sufficient to arrive at a voting decision, in which cases we may abstain from voting. Some markets outside the US require periodic renewals of powers of attorney that local agents must have from our clients prior to implementing our voting instructions.

AB will abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if AB determines that abstaining or not voting would be in the applicable client’s best interest. In making such a determination, AB will consider various factors, including, but not limited to: (i) the costs associated with exercising the proxy (e.g., translation or travel costs); (ii) any legal restrictions on trading resulting from the exercise of a proxy (e.g., share-blocking jurisdictions); (iii) whether AB’s clients have sold the underlying securities since the record date for the proxy; and (iv) whether casting a vote would not reasonably be expected to have a material effect on the value of the client’s investment.

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Loaned Securities

Many of our clients have entered into securities lending arrangements with agent lenders to generate additional revenue. We will not be able to vote securities that are on loan under these types of arrangements. However, for AB managed funds, the agent lenders have standing instructions to recall all securities on loan systematically in a timely manner on a best effort basis in order for AB to vote the proxies on those previously loaned shares.

If you have questions or desire additional information about this Policy, please contact ProxyTeam@alliancebernstein.com

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Proxy Voting Policies

American Century Investments

PROXY VOTING POLICIES

American Century Investment Management, Inc. (the “Advisor”) is the investment manager for a variety of advisory clients, including the American Century family of funds. In such capacity, the Advisor has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by the Advisor. In the exercise of proxy voting authority which has been delegated to it by particular clients, the Advisor will apply the following policies in accordance with, and subject to, any specific policies that have been adopted by the client and communicated to and accepted by the Advisor in writing.

A.	General Principles

In providing the service of voting client proxies, the Advisor is guided by general fiduciary principles, must act prudently, solely in the interest of its clients, and must not subordinate client interests to unrelated objectives. Except as otherwise indicated in these Policies, the Advisor will vote all proxies with respect to investments held in the client accounts it manages. The Advisor will attempt to consider all factors of its vote that could affect the value of the investment. Although in most instances the Advisor will vote proxies consistently across all client accounts, the votes will be based on the best interests of each client. As a result, accounts managed by the Advisor may at times vote differently on the same proposals. Examples of when an account’s vote might differ from other accounts managed by the Advisor include, but are not limited to, proxy contests and proposed mergers. In short, the Advisor will vote proxies in the manner that it believes will do the most to maximize shareholder value.

B.	Specific Proxy Matters

1.	Routine Matters

a.	Election of Directors

(1)

Generally. The Advisor will generally support the election of directors that result in a board made up of a majority of independent directors. In general, the Advisor will vote in favor of management’s director nominees if they are running unopposed. The Advisor believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. The Advisor of course maintains the ability to vote against any candidate whom it feels is not qualified or if there are specific concerns about the individual, such as allegations of criminal wrongdoing or breach of fiduciary responsibilities. Additional information the Advisor may consider concerning director nominees include, but is not limited to, whether (1) there is an adequate explanation for repeated absences at board meetings, (2) the nominee receives non-board fee compensation, or (3) there is a family relationship between the nominee and the company’s chief executive officer or controlling shareholder. When management’s nominees are opposed in a proxy contest, the Advisor will evaluate which nominees’ publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents.

(2)	Committee Service. The Advisor will withhold votes for non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Proxy Voting Policies

(3)	Classification of Boards. The Advisor will support proposals that seek to declassify boards. Conversely, the Advisor will oppose efforts to adopt classified board structures.

(4)

Majority Independent Board. The Advisor will support proposals calling for a majority of independent directors on a board. The Advisor believes that a majority of independent directors can help to facilitate objective decision making and enhances accountability to shareholders.

(5)

Majority Vote Standard for Director Elections. The Advisor will vote in favor of proposals calling for directors to be elected by an affirmative majority of the votes cast in a board election, provided that the proposal allows for a plurality voting standard in the case of contested elections. The Advisor may consider voting against such shareholder proposals where a company’s board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of the majority of the votes cast in an uncontested election.

(6)Withholding	Campaigns. The Advisor will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (1) through (5) above.

b.	Ratification of Selection of Auditors

The Advisor will generally rely on the judgment of the issuer’s audit committee in selecting the independent auditors who will provide the best service to the company. The Advisor believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. The Advisor will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3) there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company’s financial position.

2.	Compensation Matters

a.	Executive Compensation

(1)

Advisory Vote on Compensation. The Advisor believes there are more effective ways to convey concerns about compensation than through an advisory vote on compensation (such as voting against specific excessive incentive plans or withholding votes from compensation committee members). The Advisor will consider and vote on a case-by-case basis on say-on-pay proposals and will generally support management proposals unless specific concerns exist, including if the Advisor concludes that executive compensation is (i) misaligned with shareholder interests, (ii) unreasonable in amount, or (iii) not in the aggregate meaningfully tied to the company’s performance.

Proxy Voting Policies

(2)

Frequency of Advisory Votes on Compensation. The Advisor generally supports the triennial option for the frequency of say-on-pay proposals, but will consider management recommendations for an alternative approach.

b.	Equity Based Compensation Plans

The Advisor believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. The Advisor recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The Advisor will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management’s recommendations with respect to adoption of or amendments to a company’s equity-based compensation plans, provided that the total number of shares reserved under all of a company’s plans is reasonable and not excessively dilutive.

The Advisor will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company’s overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.

Amendments which are proposed in order to bring a company’s plan within applicable legal requirements will be reviewed by the Advisor’s legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.

The Advisor will generally vote against the adoption of plans or plan amendments that:

•	Provide for immediate vesting of all stock options in the event of a change of control of the company without reasonable safeguards against abuse (see “Anti-Takeover Proposals” below);

•

Reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Advisor will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;

•	Establish restriction periods shorter than three years for restricted stock grants;

•	Do not reasonably associate awards to performance of the company; or

•	Are excessively dilutive to the company.

3.	Anti-Takeover Proposals

In general, the Advisor will vote against any proposal, whether made by management or shareholders, which the Advisor believes would materially discourage a potential

Proxy Voting Policies

acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.

a.	Cumulative Voting

The Advisor will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. The Advisor believes that the elimination of cumulative voting constitutes an anti-takeover measure.

b.	Staggered Board

If a company has a “staggered board,” its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Advisor believes that staggered boards are primarily an anti-takeover device and will vote against establishing them and for eliminating them. However, the Advisor does not necessarily vote against the re-election of directors serving on staggered boards.

c.	“Blank Check” Preferred Stock

Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile takeover attempt, the board could issue such stock to a friendly party or “white knight” or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Advisor will vote against blank check preferred stock. However, the Advisor may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.

d.	Elimination of Preemptive Rights

When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.

Proxy Voting Policies

While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company’s ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company’s stock. In the long term, shareholders could be adversely affected by preemptive rights. The Advisor generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.

e.	Non-targeted Share Repurchase

A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management’s belief in the favorable business prospects of the company. The Advisor finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company’s financial condition.

f.	Increase in Authorized Common Stock

The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. The Advisor will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Advisor will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.

g.	“Supermajority” Voting Provisions or Super Voting Share Classes

A “supermajority” voting provision is a provision placed in a company’s charter documents which would require a “supermajority” (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. The Advisor believes that these are standard anti-takeover measures and will generally vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.

Proxy Voting Policies

h.	“Fair Price” Amendments

This is another type of charter amendment that would require an offeror to pay a “fair” and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Advisor will carefully examine all fair price proposals. In general, the Advisor will vote against fair price proposals unless the Advisor concludes that it is likely that the share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.

i.	Limiting the Right to Call Special Shareholder Meetings.

The corporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company’s charter documents. The Advisor believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and the Advisor will generally vote against proposals attempting to eliminate this right and for proposals attempting to restore it.

j.	Poison Pills or Shareholder Rights Plans

Many companies have now adopted some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.

The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to “entrench” management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The Advisor believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Advisor will generally vote against all forms of poison pills.

The Advisor will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. The Advisor will generally vote in favor of such a poison pill if it is linked to a business strategy that will – in our view – likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.

Proxy Voting Policies

k.	Golden Parachutes

Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, the Advisor will evaluate the specifics of the plan presented.

l.	Reincorporation

Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.

The Advisor will examine reincorporation proposals on a case-by-case basis. Generally, if the Advisor believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. The Advisor will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Advisor will generally vote affirmatively.

m.	Confidential Voting

Companies that have not previously adopted a “confidential voting” policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.

Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders’ confidentiality. The Advisor believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, the Advisor will generally vote in favor of any proposal to adopt confidential voting.

n.	Opting In or Out of State Takeover Laws

State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Advisor believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Advisor will generally vote in favor of opting out of restrictive state takeover laws.

Proxy Voting Policies

4.	Transaction Related Proposals

The Advisor will review transaction related proposals, such as mergers, acquisitions, and corporate reorganizations, on a case-by-case basis, taking into consideration the impact of the transaction on each client account. In some instances, such as the approval of a proposed merger, a transaction may have a differential impact on client accounts depending on the securities held in each account. For example, whether a merger is in the best interest of a client account may be influenced by whether an account holds, and in what proportion, the stock of both the acquirer and the acquiror. In these circumstances, the Advisor may determine that it is in the best interests of the accounts to vote the accounts’ shares differently on proposals related to the same transaction.

5.	Other Matters

a.	Proposals Involving Environmental, Social, and Governance (“ESG”) Matters

The Advisor believes that ESG issues can potentially impact an issuer’s long-term financial performance and has developed an analytical framework, as well as a proprietary assessment tool, to integrate risks and opportunities stemming from ESG issues into our investment process. This ESG integration process extends to our proxy voting practices in that our ESG Proxy Team analyzes on a case-by-case basis the financial materiality and potential risks or economic impact of the ESG issues underpinning proxy proposals and makes voting recommendations based thereon for the Advisor’s consideration. The ESG Proxy Team will generally recommend support for well-targeted ESG proposals if it believes that there is a rational linkage between a proposal, its economic impact, and its potential to maximize long-term shareholder value.

Where the economic effect of such proposals is unclear and there is not a specific written client-mandate, the Advisor believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of the Advisor’s clients, and, therefore, the Advisor will generally rely on management’s assessment of the economic effect if the Advisor believes the assessment is not unreasonable.

Shareholders may also introduce proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company’s contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. The Advisor believes that such proposals may be better addressed outside the corporate arena and, absent a potential economic impact, will generally vote with management’s recommendation. In addition, the Advisor will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.

b.	Anti-Greenmail Proposals

“Anti-greenmail” proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder.

Proxy Voting Policies

Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Advisor believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will generally vote in favor of anti-greenmail proposals.

c.	Indemnification

The Advisor will generally vote in favor of a corporation’s proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.

d.	Non-Stock Incentive Plans

Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Advisor will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.

e.	Director Tenure

These proposals ask that age and term restrictions be placed on the board of directors. The Advisor believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.

f.	Directors’ Stock Option Plans

The Advisor believes that stock options are an appropriate form of compensation for directors, and the Advisor will generally vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company’s total exposure to stock option plan dilution.

g.	Director Share Ownership

The Advisor will generally vote against shareholder proposals which would require directors to hold a minimum number of the company’s shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.

h.	Non-U.S. Proxies

The Advisor will generally evaluate non-U.S. proxies in the context of the voting policies expressed herein but will also, where feasible, take into consideration differing laws,

Proxy Voting Policies

regulations, and practices in the relevant foreign market in determining if and how to vote. There may also be circumstances when practicalities and costs involved with non-U.S. investing make it disadvantageous to vote shares. For instance, the Advisor generally does not vote proxies in circumstances where share blocking restrictions apply, when meeting attendance is required in person, or when current share ownership disclosure is required.

C. Use of Proxy Advisory Services

The Adviser may retain proxy advisory firms to provide services in connection with voting proxies, including, without limitation, to provide information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals and voting recommendations in accordance with the voting policies expressed herein, provide systems to assist with casting the proxy votes, and provide reports and assist with preparation of filings concerning the proxies voted.

Prior to the selection of a proxy advisory firm and periodically thereafter, the Advisor will consider whether the proxy advisory firm has the capacity and competency to adequately analyze proxy issues and the ability to make recommendations based on material accurate information in an impartial manner. Such considerations may include some or all of the following (i) periodic sampling of votes cast through the firm’s systems to determine that votes are in accordance with the Advisor’s policies and its clients best interests, (ii) onsite visits to the proxy advisory firm’s office and/or discussions with the firm to determine whether the firm continues to have the resources (e.g. staffing, personnel, technology, etc.) capacity and competency to carry out its obligations to the Advisor, (iii) a review of the firm’s policies and procedures, with a focus on those relating to identifying and addressing conflicts of interest and monitoring that current and accurate information is used in creating recommendations, (iv) requesting that the firm notify the Advisor if there is a change in the firm’s material policies and procedures, particularly with respect to conflicts, or material business practices (e.g., entering or exiting new lines of business), and reviewing any such change, and (v) in case of an error made by the firm, discussing the error with the firm and determining whether appropriate corrective and preventative action is being taken. In the event the Advisor discovers an error in the research or voting recommendations provided by the firm, it will take reasonable steps to investigate the error and seek to determine whether the firm is taking reasonable steps to reduce similar errors in the future.

While the Advisor takes into account information from many different sources, including independent proxy advisory services, the decision on how to vote proxies will be made in accordance with these policies.

D. Monitoring Potential Conflicts of Interest

Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for

Proxy Voting Policies

management’s positions and give the Advisor’s staff the opportunity to ask additional questions about the matter being presented. Companies with which the Advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which the Advisor votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for the Advisor’s clients, our proxy voting personnel regularly catalog companies with whom the Advisor has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).

In addition, to avoid any potential conflict of interest that may arise when one American Century fund owns shares of another American Century fund, the Advisor will “echo vote” such shares, if possible. Echo voting means the Advisor will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares. So, for example, if shareholders of a fund cast 80% of their votes in favor of a proposal and 20% against the proposal, any American Century fund that owns shares of such fund will cast 80% of its shares in favor of the proposal and 20% against. When this is not possible (as in the case of the “NT” funds, where the other American Century funds are the only shareholders), the shares of the underlying fund (e.g. the “NT” fund) will be voted in the same proportion as the vote of the shareholders of the corresponding American Century policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of the Growth Fund shareholders. In the case where the policy portfolio does not have a common proposal, shares will be voted in consultation with a committee of the independent directors.

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The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, the Advisor will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.

Case-by-case determinations will be made by the Advisor’s staff, which is overseen by the General Counsel of the Advisor, in consultation with equity managers. Electronic records will be kept of all votes made.

COHEN & STEERS

Global Proxy Voting Policy

Last Reviewed: 2025

Part I: Proxy Voting Procedures	2

A.	Proxy Committee	2

B.	Proxy Administration Group	2

C.	Proxy Advisory Firm	2

D.	Conflicts of Interest	3

E.	Foreign Securities	4

F.	Shares of Registered Investment Companies	4

G.	Cohen & Steers Funds	5

H.	Securities Lending	5

I.	Recordkeeping	5

J.	Pre-Solicitation Contact	5

Part II: Proxy Voting Guidelines	6

A.	Board and Director Proposals	6

B.	Compensation Proposals	11

C.	Capital Structure Changes and Anti-Takeover Proposals	15

D.	Mergers and Corporate Restructurings	17

E.	Auditor Proposals	18

F.	Shareholder Access, Meeting and Voting Proposals	19

G.	Environmental and Social Proposals	21

H.	Miscellaneous Proposals	22

Proxy Voting Guideline Summary	24

1

Cohen & Steers Capital Management, Inc. and its affiliated investment advisers (collectively, “Cohen & Steers,” the “Company,” or “we”) may be granted the authority to vote proxies of securities held in its clients’ portfolios. Our objective is to vote proxies in the best interests of our clients. To further this objective, we have adopted this Global Proxy Voting Policy (the “Proxy Voting Policy”). Part I of the Proxy Voting Policy contains the Proxy Voting Procedures and Part II contains the Proxy Voting Guidelines.

Part I: Proxy Voting Procedures

A. Proxy Committee

The Company’s proxy voting committee (the “Proxy Committee”) is responsible for overseeing the proxy voting process and for establishing and maintaining the Proxy Voting Policy, which is reviewed and updated annually. The Proxy Committee is comprised of members of the Company’s investment team and legal and compliance department.

The Proxy Committee is responsible for, among other things:

•	reviewing the Proxy Voting Procedures to ensure consistency with the Company’s internal policies and applicable rules and regulations;

•	reviewing the Proxy Voting Guidelines and establishing additional voting guidelines as necessary;

•	ensuring that proxies are voted in accordance with the Proxy Voting Guidelines; and

•	ensuring there is an appropriate rationale for not voting proxies in accordance with the Proxy Voting Guidelines and that such votes are properly documented.

B. Proxy Administration Group

The proxy administration group is responsible for distributing proxy materials to investment personnel who are in turn responsible for voting proxies in accordance with the Proxy Voting Guidelines. Proxies that are not voted in accordance with the Proxy Voting Guidelines, votes against management, and proxies voted on environmental and social proposals are required to be documented and include a rationale. The proxy administration group is responsible for maintaining this documentation.

C. Proxy Advisory Firm

We have retained an independent proxy advisory firm to assist with the proxy voting process. The proxy advisory firm is responsible for coordinating with clients’ custodians to ensure that all proxy materials received by the custodians relating to the clients’ portfolio securities are processed in a timely manner. In addition, the proxy advisory firm is responsible for maintaining copies of all proxy materials received by issuers and promptly providing such materials to Cohen & Steers upon request.

2

From time to time, we may become aware of circumstances in which a company intends to file or has filed additional soliciting materials after we have received the proxy advisory firm’s voting recommendation but before the submission deadline. If a company files such additional information sufficiently in advance of the voting deadline to allow us to review the information and the information could reasonably be expected to affect our voting determination, we will seek to obtain such additional materials in connection with our exercise of voting authority.

The proxy administration group works with the proxy advisory firm and is responsible for ensuring that proxy votes are properly recorded and that necessary information about each proxy vote is maintained.

At least annually, the Company will conduct a review of its ongoing use of the proxy advisory firm. In addition, at least annually, the Company will conduct a review of the adequacy of its own voting policies and procedures to determine that they have been formulated reasonably and implemented effectively, including whether the applicable policies and procedures continue to be reasonably designed to ensure that the votes the Company casts on behalf of its clients are in their best interest.

D. Conflicts of Interest

The Investment Advisers Act of 1940 requires that proxy voting procedures adopted and implemented by a U.S. investment adviser include procedures that address material conflicts of interest that may arise between an investment adviser’s interests and those of its clients. The following are non-exclusive examples of sources of perceived or potential conflicts of interest relating to Cohen & Steers (including its affiliates):

•	Cohen & Steers has a pecuniary interest in the matter voted upon;

•	Cohen & Steers has a material financial relationship with the issuer soliciting the vote;

•	A member of the board of directors of Cohen & Steers or Cohen & Steers, Inc. is a senior executive of, or a member of the board of directors of, the issuer soliciting the vote;

•	An employee of Cohen & Steers is a senior executive of, or a member of the board of directors of, the issuer soliciting the vote;

•

An employee of Cohen & Steers is an immediate family member of either a senior executive of, or a member of the board of directors of, the issuer soliciting the vote and such family member could foreseeably receive material non-public information about the issuer;

•

Cohen & Steers or a collective investment vehicle sponsored by Cohen & Steers has a direct or indirect material interest in a joint venture in which the issuer soliciting the vote is a joint venture partner;

•	The issuer soliciting the vote is a significant shareholder of Cohen & Steers, Inc.; or

3

•	The issuer soliciting the vote is Cohen & Steers, Inc.

When a potential material conflict of interest is identified, the Proxy Committee, in consultation with the Legal & Compliance Department, will evaluate the facts and circumstances and determine whether an actual conflict exists. If the Proxy Committee determines that a material conflict of interest does exist, it will make a recommendation on how the proxy should be voted.

Depending on the nature of the conflict, the Proxy Committee, in the course of addressing the material conflict, may elect to take one or more of the following actions (or other appropriate action):

•	removing certain Cohen & Steers personnel from the proxy voting process;

•	“walling off” personnel with knowledge of the conflict to ensure that such personnel do not influence the relevant proxy vote; or

•	outsourcing the vote to an independent third party that will vote in accordance with the Proxy Voting Guidelines.

E. Foreign Securities

Proxies relating to foreign securities are subject to the Proxy Voting Policy. In certain foreign jurisdictions, however, the voting of proxies may result in additional restrictions that have an economic impact or cost to the security. For example, certain countries restrict a shareholder’s ability to sell shares for a certain period of time if the shareholder votes proxies at a meeting (a practice known as “share-blocking”). In other instances, the costs of voting a proxy (i.e. being required to vote in person at the meeting) may outweigh any benefit to the client if the proxy is voted.

In determining whether to vote proxies subject to such restrictions, the investment personnel responsible for the security must engage in a cost-benefit analysis and where the expected costs exceed the expected benefits, Cohen & Steers will generally abstain from voting the proxy.

F. Shares of Registered Investment Companies

Certain funds advised by Cohen & Steers may be structured as funds of funds and invest their assets primarily in other investment companies (“Funds of Funds”). Funds of Funds hold shares in underlying funds and may be solicited to vote on matters pertaining to these underlying funds. With respect to such matters, in order to comply with Section 12(d)(1)(F) of the Investment Company Act of 1940, Funds of Funds will vote their shares in any underlying fund in the same proportion as the vote of all other shareholders in that underlying fund (sometimes called “echo” or “proportionate” voting); provided, however, that in situations where proportionate voting is administratively impractical (i.e. proxy contests) Fund of Funds will cast a vote or, in certain cases, not cast a vote, so long as the action taken does not have an effect on the outcome of the matter being voted upon different than if the Funds of Funds had proportionately voted. The proportionate voting procedures described

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above do not apply to non-U.S. underlying funds held by Funds of Funds. Proxies for non-U.S. funds are actively voted in accordance with the procedures set forth herein.

G. Cohen & Steers Funds

The Board of Directors of the U.S. open-end and closed-end funds managed by Cohen & Steers (the “Cohen & Steers Funds”) has delegated to Cohen & Steers the responsibility for voting proxies on behalf of the Cohen & Steers Funds. As such, proxies for portfolio securities held by any Cohen & Steers Fund will be voted in accordance with the Proxy Voting Policy. The Chief Compliance Officer, or a designee, will make an annual presentation to the Board about these procedures and guidelines, including whether any revisions are recommended and will report to the Board at each regular, quarterly meeting with respect to any conflict of interest that arose in the proxy voting process.

H. Securities Lending

Some clients may have entered into securities lending arrangements with custodians or other third-party agent lenders. Cohen & Steers will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may ask clients to recall securities that are on loan if we believe that the benefit of voting outweighs the costs to the client and lost revenue to the client or fund and the administrative burden of recalling the securities.

I. Recordkeeping

In accordance with applicable regulations, we maintain the following records:

•	copies of all proxy voting policies and procedures;

•	copies of all proxy materials that we receive for client securities;

•	records of all votes cast by us on behalf of our clients;

•	copies of all documents created by us that were material to making a decision about how to vote a proxy on behalf of a client or that documents the basis for that decision; and

•	copies of all written client requests for information about how we voted proxies on behalf of such client and copies of all responses thereto.

J. Pre-Solicitation Contact

From time to time, portfolio companies (or proxy solicitors acting on their behalf) may contact investment personnel or others in advance of the publication of proxy solicitation materials to solicit support for certain contemplated proposals. Such contact could result in the recipient receiving material non-public information and result in the imposition of trading restrictions by the Company. The appropriateness of the contact is determined on a case-by-case basis. Under certain circumstances, it may be appropriate to provide companies with our general approach to certain issues. Promising our vote, however, is prohibited under all circumstances.

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Part II: Proxy Voting Guidelines

Set forth below are the Proxy Voting Guidelines followed by Cohen & Steers in exercising voting rights with respect to securities held in its client portfolios. All proxy voting rights that are exercised by Cohen & Steers are subject to these guidelines.

In exercising voting rights, Cohen & Steers shall conduct itself in accordance with the principles set forth below.

•	The ability to exercise a voting right with respect to a security is a valuable right and, therefore, must be viewed as part of the asset itself.

•	Cohen & Steers shall engage in a careful evaluation of issues that may materially affect the rights of shareholders and the value of the security.

•

Cohen & Steers shall never base a proxy voting decision solely on the opinion of a third party. Rather, decisions shall be based on a reasonable and good faith determination as to how best to maximize shareholder value.

•	Consistent with general fiduciary duties, the exercise of voting rights shall always be conducted with reasonable care, prudence and diligence.

•	Cohen & Steers shall conduct itself in the same manner as if Cohen & Steers were the beneficial owner of the securities.

•	To the extent reasonably possible, Cohen & Steers shall participate in each shareholder voting opportunity.

•	Voting rights shall not automatically be exercised in favor of management-supported proposals.

•	Cohen & Steers, and its officers and employees, shall never accept any item of value in consideration of a favorable proxy vote.

A. Board and Director Proposals

1.	Election of Directors

a. Voting for Director Nominees in Uncontested Elections	CASE-BY-CASE

Votes on director nominees are made on a case-by-case basis using a “mosaic” approach, where all factors are considered and no single factor is determinative. In evaluating director nominees, we consider the following factors:

•	Whether the nominee attended less than 75 percent of the board and committee meetings without a valid excuse for the absences;

•

Whether the nominee is an inside or affiliated outside director and sits on the audit, compensation, or nominating committees and/or the full board serves as the audit, compensation, or nominating committees, or the company does not have one of these committees;

•	Whether the board ignored a significant shareholder proposal that was approved by a majority of the votes cast in the previous year;

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•	Whether the board, without shareholder approval, instituted a new poison pill plan, extended an existing plan, or adopted a new plan upon the expiration of an existing plan during the past year;

•	Whether the nominee is the chairman or CEO of a publicly-traded company who serves on more than two (2) public company boards;

•	In the case of nominees other than the chairman or CEO, whether the nominee serves on more than four (4) public company boards;

•	If the nominee is an incumbent director, the length of tenure taking into account tenure limits recommended by local corporate governance codes (1);

•	Whether the nominee has a material related party transaction or a material conflict of interest with the company;

•	Whether the nominee (or the entire board) has a record of making poor corporate or strategic decisions or has demonstrated an overall lack of good business judgment;

•	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

•	Material failures of risk oversight including, but not limited to:

–	Bribery;

–	Large or serial fines from regulatory bodies;

–	Demonstrably poor risk oversight of environmental and social issues, including climate change;

–	Significant adverse legal judgments or settlements;

–	Hedging of company stock by employees or directors of a company; or

–	Significant pledging of company stock in the aggregate by officers or directors of a company;

•	Whether the board has oversight of material climate-related risks and opportunities including, but not limited to:

–

The transition and physical risks the company faces related to climate change on its operations and investment in terms of the impact on its business and financial condition, including the company’s related disclosures;

–	How the board identifies, measures and manages such risks; and

–	The board’s oversight of climate-related risk as a part of governance, strategy, risk management, and metrics and targets;

•

Actions related to a nominee’s service on other boards that raise substantial doubt about such nominee’s ability to effectively oversee management and serve the best interests of shareholders at any company; and

(1)

For example, in the UK, independent directors of publicly-traded companies with tenure exceeding nine (9) years are reclassified as non-independent unless the company can explain why they remain independent.

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•

In the case of a nominee that is the chair of the nominating committee (or other directors on a case-by-case basis), whether the company’s board lacks diversity including, but not limited to, diversity of gender, ethnicity, race and background.

b. Voting for Director Nominees in Contested Elections	CASE-BY-CASE

Votes in a contested election of directors are evaluated on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management’s track record, the qualifications of the nominees, and other relevant factors.

2. Board Composition	CASE-BY-CASE

We believe an effective board should reflect a range of skills, experience, tenure and industry expertise, as well as diversity across gender, ethnicity, race and background. We believe such factors are beneficial to the decision-making process by fostering diverse perspectives and can enhance long-term profitability. Accordingly, we encourage companies to continue to evolve diversity and inclusion practices. We may vote against the chair of the nominating committee (or other directors on a case-by-case basis) if we determine that a lack of diversity on the post-election board represents a business risk or is inconsistent with applicable market norms or listing requirements.

3. Non-Disclosure of Board Nominees	AGAINST

We generally vote against the election of director nominees if the names of the nominees are not disclosed prior to the meeting. However, we recognize that companies in certain emerging markets may have legitimate reasons for not disclosing nominee names. In such cases, if a company discloses a legitimate reason why such nominee names have not been disclosed, we may vote for the nominees even if nominee names are not disclosed.

4. Majority Vote Requirement for Directors (SP)	FOR

We generally vote for proposals asking the board to amend the company’s governance documents (charter or bylaws) to provide that director nominees will be elected by the affirmative vote of the majority of votes cast.

5. Separation of Chairman and CEO (SP) (2)	FOR

We generally vote for proposals to separate the CEO and chairman positions. However, we do recognize that under certain circumstances it may be in the company’s best interest for the CEO and chairman positions to be held by one person.

6. Independent Chairman (SP)	CASE-BY-CASE

We review on a case-by-case basis proposals requiring the chairman’s position to be filled by an independent director taking into account the company’s current board

(2)	“SP” refers to a shareholder proposal.

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leadership and governance structure, company performance, and any other factors that may be relevant.

7. Lead Independent Director (SP)	FOR

In cases where the CEO and chairman roles are combined or the chairman is not independent, we vote for the appointment of a lead independent director.

8. Board Independence (SP)	FOR

We believe that boards should have a majority of independent directors. Therefore, we vote for proposals that require the board to be comprised of a majority of independent directors.

In general, we consider a director independent if the director satisfies the independence definition set forth in local corporate governance codes and/or the applicable listing standards of the exchange on which the company’s stock is listed.

In addition, we generally consider a director independent if the director has no significant financial, familial or other ties with the company that may pose a conflict and has not been employed by the company in an executive capacity.

9. Board Size (SP)	FOR

We generally vote for proposals to limit the size of the board to 15 members or less.

10. Classified Boards (SP)	FOR

We generally vote in favor of proposals to declassify boards of directors. In voting on proposals to declassify a board of directors, we evaluate all facts and circumstances, including whether: (i) current management and board have a history of making good corporate and strategic decisions and (ii) the proposal is in the best interests of shareholders.

11. Tiered Boards (non-U.S)	FOR

We vote in favor of unitary boards as opposed to tiered board structures. We believe that unitary boards offer flexibility while, with a tiered structure, there is a risk of upper tier directors becoming remote from the business, while lower tier directors become deprived of contact with outsiders of wider experience. No director should be excluded from the requirement to submit him/herself for re-election on a regular basis.

12. Independent Committees (SP)	FOR

We vote for proposals requesting that a board’s audit, compensation, and nominating committees consist only of independent directors.

13. Adoption of a Board with Audit Committee Structure (JAPAN)	FOR

We vote for article amendments to adopt a board with an audit committee structure unless the structure obstructs shareholders’ ability to submit proposals on income

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allocation related issues or the company already has a 3-committee (U.S. style) structure.

14. Non-Disclosure of Board Compensation	AGAINST

We generally vote against the election of director nominees at companies if the compensation paid to such directors is not disclosed prior to the meeting. However, we recognize that companies in certain emerging markets may have legitimate reasons for not disclosing such compensation. In such cases, if a company discloses a legitimate reason why such compensation should not be disclosed, we may vote for the nominees even if compensation is not disclosed.

15. Director and Officer Indemnification and Liability Protection	FOR

We vote in favor of proposals providing indemnification for directors and officers for acts conducted in the normal course of business that is consistent with the laws of the jurisdiction of formation. We also vote in favor of proposals that expand coverage for directors and officers where, despite an unsuccessful legal defense, the director or officer acted in good faith and in the best interests of the company. We vote against proposals that would expand indemnification beyond coverage of legal expenses to coverage of acts, such as gross negligence, that are violations of fiduciary obligations.

16. Directors’ Liability (non-U.S.)	FOR

These proposals ask shareholders to give discharge from responsibility for all decisions made during the previous financial year. Depending on the country, this resolution may or may not be legally binding, may not release the board from its legal responsibility, and does not necessarily eliminate the possibility of future shareholder action (although it does make such action more difficult to pursue).

We will generally vote for the discharge of directors, including members of the management board and/or supervisory board, unless the board is not fulfilling its fiduciary duties as evidenced by:

•	A lack of oversight or actions by board members that amount to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest;

•

Any legal issues (e.g., civil/criminal) aimed to hold the board liable for past or current actions that constitute a breach of trust, such as price fixing, insider trading, bribery, fraud, or other illegal actions; or

•	Other egregious governance issues where shareholders are likely to bring legal action against the company or its directors.

17. Directors’ Contracts (non-U.S.)	CASE-BY-CASE

Best market practice about the appropriate length of directors’ service contracts varies by jurisdiction. As such, we vote these proposals on a case-by-case basis taking

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into account the best interests of the company and its shareholders and local market practice.

B. Compensation Proposals

1. Votes on Executive Compensation	CASE-BY-CASE

“Say-on-Pay” votes are determined on a case-by-case basis taking into account the reasonableness of the company’s compensation structure and the adequacy of the disclosure.

We generally vote against in circumstances where there are an unacceptable number of problematic pay practices including:

•	Poor linkage between executive pay and company performance and profitability;

•

The presence of objectionable structural features in the compensation plan, such as excessive perquisites, golden parachutes, tax gross-up provisions, and automatic benchmarking of pay in the top half of the peer group; and

•	A lack of proportionality in the plan relative to the company’s size and peer group.

2. Additional Disclosure of Executive and Director Pay (SP)	FOR

•	We generally vote for shareholder proposals that seek additional disclosure of executive and director pay information.

3. Frequency of Shareholder Votes on Executive Compensation	ONE YEAR

We generally vote for annual shareholder advisory votes to approve executive compensation.

4. Golden Parachutes	AGAINST

In general, we vote against golden parachutes because they impede potential takeovers that shareholders should be free to consider. We oppose the use of employment agreements that result in excessive cash payments and generally withhold our vote at the next shareholder meeting for directors who approved golden parachutes.

In the context of an acquisition, merger, consolidation, or proposed sale, we vote on a case-by-case basis on proposals to approve golden parachute payments. Factors that may result in a vote against include:

•	Potentially excessive severance payments;

•	Agreements that include excessive excise tax gross-up provisions;

•	Single-trigger payments upon a change in control (“CIC”), including cash payments and the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of CIC that requires only shareholder approval of the transaction (rather than consummation);

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•	Recent amendments or other changes that may make packages so attractive as to encourage transactions that may not be in the best interests of shareholders; or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

5. Non-Executive Director Remuneration (non-U.S.)	CASE-BY-CASE

We evaluate these proposals on a case-by-case basis taking into account the remuneration mix and the adequacy of the disclosure. We believe that non-executive directors should be compensated with a mix of cash and equity to align their interests with the interests of shareholders. The details of such remuneration should be fully disclosed and provided with sufficient time for us to consider our vote.

6. Approval of Annual Bonuses for Directors and Statutory Auditors (JAPAN)	FOR

We generally support the payment of annual bonuses to directors and statutory auditors except in cases of scandals or extreme underperformance.

7. Equity Compensation Plans	CASE-BY-CASE

Votes on proposals related to compensation plans are determined on a case-by-case basis taking into account plan features and equity grant practices, where positive factors may counterbalance negative factors (and vice versa), as evaluated based on three pillars:

•

Plan Cost: the total estimated cost of the company’s equity plans relative to industry/market cap peers measured by the company’s estimated shareholder value transfer (SVT) in relation to peers, considering:

–	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

–	SVT based only on new shares requested plus shares remaining for future grants.

•	Plan Features:

–	Automatic single-trigger award vesting upon a CIC;

–	Discretionary vesting authority;

–	Liberal share recycling on various award types; and

–	Minimum vesting period for grants made under the plan.

•	Grant Practices:

–	The company’s three year burn rate relative to its industry/market cap peers;

–	Vesting requirements for most recent CEO equity grants (3-year look-back);

–	The estimated duration of the plan based on the sum of shares remaining available and the new shares requested divided by the average annual shares granted in the prior three years;

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–	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

–	Whether the company maintains a claw-back policy; and

–	Whether the company has established post exercise/vesting shareholding requirements.

We generally vote against compensation plan proposals if the combination of factors indicates that the plan overall is not in the interests of shareholders or if any of the following apply:

•	Awards may vest in connection with a liberal CIC;

•	The plan would permit re-pricing or cash buyout of underwater options without shareholder approval;

•	The plan is a vehicle for problematic pay practices or a pay-for-performance disconnect; or

•	Any other plan features that are determined to have a significant negative impact on shareholder interests.

8. Equity Compensation Plans (non-U.S.)	CASE-BY-CASE

We evaluate these proposals on a case-by-case basis. Share option plans should be clearly explained and fully disclosed to both shareholders and participants and put to shareholders for approval. Each director’s share options should be detailed, including exercise prices, expiration dates and the market price of the shares at the date of exercise. They should take into account appropriate levels of dilution. Options should vest in reference to challenging performance criteria, which are disclosed in advance. Share options should be fully expensed so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be disclosed to shareholders.

9. Long-Term Incentive Plans (non-U.S.)	CASE-BY-CASE

A long-term incentive plan refers to any arrangement, other than deferred bonuses and retirement benefit plans, which require one or more conditions in respect of service and/or performance to be satisfied over more than one financial year.

We evaluate these proposals on a case-by-case basis. We generally vote in favor of plans with robust incentives and challenging performance criteria that are fully disclosed to shareholders in advance and vote against plans that are excessive or contain easily achievable performance metrics or where there is excessive discretion delegated to remuneration committees. We would expect remuneration committees to explain why criteria are considered to be challenging and how they align the interests of shareholders with the interests of the plan participants. We will also vote against proposals that lack sufficient disclosure.

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10. Transferable Stock Options	CASE-BY-CASE

We evaluate on a case-by-case basis proposals to grant transferable stock options or otherwise permit the transfer of outstanding stock options, including the cost of the proposal and alignment with shareholder interests.

11. Approval of Cash or Cash-and-Stock Bonus Plans	FOR

We vote to approve cash or cash-and-stock bonus plans that seek to exempt executive compensation from limits on deductibility imposed by Section 162(m) of the Internal Revenue Code.

12. Employee Stock Purchase Plans	FOR

We vote for the approval of employee stock purchase plans, although we generally believe the purchase price should be equal to or higher than 85% of the current market price.

13. 401(k) Employee Benefit Plans	FOR

We vote for proposals to implement a 401(k) savings plan for employees.

14. Pension Arrangements (non-U.S.)	CASE-BY-CASE

We evaluate these proposals on a case-by-case basis. Pension arrangements should be transparent and cost-neutral to shareholders. We believe it is inappropriate for executives to participate in pension arrangements that are materially different than those offered to other employees (such as continuing to participate in a final salary arrangement when employees have been transferred to a money purchase plan). One-off payments into individual director’s pension plans, changes to pension entitlements, and waivers concerning early retirement provisions must be fully disclosed and justified to shareholders.

15. Stock Ownership Requirements (SP)	FOR

We support proposals requiring senior executives and directors to hold a minimum amount of stock in a company (often expressed as a percentage of annual compensation), which may include restricted stock or restricted stock units.

16. Stock Holding Periods (SP)	AGAINST

We generally vote against proposals requiring executives to hold stock received upon option exercise for a specific period of time.

17. Recovery of Incentive Compensation (SP)	FOR

We generally vote for proposals to recover incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the award of incentive compensation.

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C. Capital Structure Changes and Anti-Takeover Proposals

1. Increase to Authorized Shares	FOR

We generally vote for increases in authorized shares, provided that the increase is not greater than three times the number of shares outstanding and reserved for issuance (including shares reserved for stock-related plans and securities convertible into common stock, but not shares reserved for any poison pill plan).

2. Blank Check Preferred Stock	AGAINST

We generally vote against proposals authorizing the creation of new classes of preferred stock without specific voting, conversion, distribution and other rights and proposals to increase the number of authorized blank check preferred shares. We may vote in favor of these proposals if we receive reasonable assurances that (i) the preferred stock was authorized by the board for legitimate capital formation purposes and not for anti-takeover purposes and (ii) no preferred stock will be issued with voting power that is disproportionate to the economic interests of the preferred stock. These representations should be made either in the proxy statement or in a separate letter from the company to us.

3. Pre-Emptive Rights	AGAINST

We generally vote against the issuance of equity shares with pre-emptive rights. However, we may vote for shareholder pre-emptive rights where such pre-emptive rights are necessary taking into account the best interests of the company’s shareholders. In addition, we acknowledge that international local practices may call for shareholder pre-emptive rights when a company seeks authority to issue shares (e.g., UK authority for the issuance of only up to 5% of outstanding shares without pre-emptive rights). While we prefer that companies be permitted to issue shares without pre-emptive rights, in deference to international local practices, we will approve issuance requests with pre-emptive rights.

4. Dual Class Capitalizations	AGAINST

Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we vote against the adoption of a dual or multiple class capitalization structure. We support the one-share, one-vote principle for voting.

5. Restructurings/Recapitalizations	CASE-BY-CASE

We review proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis. In voting, we consider the following:

•	Dilution: how much will the ownership interest of existing shareholders be reduced and how extreme will dilution to any future earnings be?

•	Change in control: will the transaction result in a change in control of the company?

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•	Bankruptcy: generally approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

6. Share Repurchase Programs	FOR

We generally vote in favor of such programs where the repurchase would be in the long-term best interests of shareholders and where we believe that this is a good use of the company’s cash.

We will vote against such programs when shareholders’ interests could be better served by deployment of the cash for alternative uses or where the repurchase is a defensive maneuver or an attempt to entrench management.

7. Targeted Share Placements (SP)	CASE-BY-CASE

We vote these proposals on a case-by-case basis. These proposals ask companies to seek shareholder approval before placing 10% or more of their voting stock with a single investor. The proposals are typically in reaction to the placement of a large block of voting stock in an employee stock option plan, parent capital fund, or with a single friendly investor, with the aim of protecting the company against a hostile tender offer.

8. Shareholder Rights Plans	CASE-BY-CASE

We review proposals to ratify shareholder rights plans (poison pills) on a case-by-case basis taking into consideration the length of the plan.

9. Shareholder Rights Plans (JAPAN)	CASE-BY-CASE

We review these proposals on a case-by-case basis examining not only the features of the plan itself but also factors including share price movements, shareholder composition, board composition, and the company’s announced plans to improve shareholder value.

10. Reincorporation Proposals	CASE-BY-CASE

Proposals to change a company’s jurisdiction of incorporation are examined on a case-by-case basis. When evaluating such proposals, we review management’s rationale for the proposal, changes to the charter/bylaws, and differences in the applicable laws governing the companies.

11. Voting on State Takeover Statutes (SP)	CASE-BY-CASE

We review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and disgorgement provisions). In voting on these proposals, we take into account whether the proposal is in the long-term best interests of the company and whether it would be in the best interests of the company to thwart a shareholder’s attempt to control the board of directors.

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D. Mergers and Corporate Restructurings

1. Mergers and Acquisitions	CASE-BY-CASE

Votes on mergers and acquisitions are considered on a case-by-case basis taking into account the anticipated financial and operating benefits, offer price (cost vs. premium), prospects of the combined companies, how the deal was negotiated, and changes in corporate governance and their impact on shareholder rights.

We vote against proposals that require a super-majority of shareholders to approve a merger or other significant business combination.

2. Nonfinancial Effects of a Merger or Acquisition	AGAINST

Some companies have proposed charter provisions that specify that the board of directors may examine the nonfinancial effects of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. We generally vote against proposals to adopt such charter provisions. Directors should base their decisions solely on the financial interests of the shareholders.

3. Spin-offs	CASE-BY-CASE

We evaluate spin-offs on a case-by-case basis taking into account the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

4. Asset Sales	CASE-BY-CASE

We evaluate asset sales on a case-by-case basis taking into account the impact on the balance sheet/working capital, value received for the assets, and potential elimination of diseconomies.

5. Liquidations	CASE-BY-CASE

We evaluate liquidations on a case-by-case basis taking into account management’s efforts to pursue other alternatives, appraisal value of the assets, and the compensation plan for executives managing the liquidation.

6. Issuance of Debt (non-U.S.)	CASE-BY-CASE

We evaluate these proposals on a case-by-case basis. Reasons for increased bank borrowing powers are numerous and varied, including allowing for normal growth of the company, the financing of acquisitions, and allowing increased financial leverage. Management may also attempt to borrow as part of a takeover defense. We generally vote in favor of proposals that will enhance a company’s long-term prospects. We vote against any uncapped or poorly-defined increase in bank borrowing powers or borrowing limits, issuances that would result in the company reaching an unacceptable level of financial leverage or a material reduction in shareholder value, or where such borrowing is expressly intended as part of a takeover defense.

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E. Auditor Proposals

1. Ratification of Auditors	FOR

We generally vote for proposals to ratify auditors, auditor remuneration and/or proposals authorizing the board to fix audit fees unless:

•	an auditor has a financial interest in or association with the company and is therefore not independent;

•	there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	the name of the proposed auditor and/or fees paid to the audit firm are not disclosed by the company prior to the meeting;

•	the auditors are being changed without explanation; or

•	fees paid for non-audit related services are excessive and/or exceed fees paid for audit services or limits set by local best practice recommendations or law.

Where fees for non-audit services include fees related to significant one-time capital structure events, initial public offerings, bankruptcy emergence, and spinoffs, and the company makes public disclosure of the amount and nature of those fees, then such fees may be excluded from the non-audit fees considered in determining whether non-audit related fees are excessive.

2. Auditor Rotation	CASE-BY-CASE

We evaluate auditor rotation proposals on a case-by-case basis taking into account the following factors: the tenure of the audit firm; establishment and disclosure of a review process whereby the auditor is regularly evaluated for both audit quality and competitive pricing; length of the rotation period advocated in the proposal; and any significant audit related issues.

3. Auditor Indemnification	AGAINST

We generally vote against auditor indemnification and limitation of liability. However, we recognize there may be situations where indemnification and limitations on liability may be appropriate.

4. Annual Accounts and Reports (non-U.S.)	FOR

Annual reports and accounts should be detailed and transparent and should be submitted to shareholders for approval in a timely manner as prescribed by law. They should meet accepted reporting standards such as those prescribed by the International Accounting Standards Board (IASB).

We generally approve proposals relating to the adoption of annual accounts provided that:

•	The report has been examined by an independent external accountant and the accuracy of material items in the report is not in doubt;

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•	The report complies with legal and regulatory requirements and best practice provisions in local markets;

•	the company discloses which portion of the remuneration paid to the external accountant relates to auditing activities and which portion relates to non-auditing advisory assignments;

•	A report on the implementation of risk management and internal control measures is incorporated, including an in-control statement from company management;

•

A report should include a statement of compliance with relevant codes of best practice for markets where they exist (e.g. for UK companies a statement of compliance with the Corporate Governance Code should be made, together with detailed explanations about any area(s) of non-compliance);

•	A conclusive response is given to all queries from shareholders; and

•	Other concerns about corporate governance have not been identified.

5. Appointment of Internal Statutory Auditor (JAPAN)	CASE-BY-CASE

We evaluate these proposals on a case-by-case basis taking into account the work history of each nominee. If the nominee is designated as independent but has worked the majority of his or her career for one of the company’s major shareholders, lenders, or business partners, we consider the nominee affiliated and will withhold support.

F. Shareholder Access, Meeting and Voting Proposals

1. Proxy Access	CASE-BY-CASE

We review proxy access proposals on a case-by-case basis taking into account the parameters of proxy access use in light of a company’s specific circumstances. We generally support proposals that provide shareholders with a reasonable opportunity to use the right without stipulating overly restrictive or onerous parameters for use and also provide assurances that the mechanism will not be subject to abuse by short-term investors, investors without a substantial investment in the company, or investors seeking to take control of the board.

2. Bylaw Amendments	CASE-BY-CASE

We vote on a case-by-case basis on proposals requesting companies grant shareholders the ability to amend bylaws. Similar to proxy access, we generally support proposals that provide assurances that this right will not be subject to abuse by short-term investors or investors without a substantial investment in a company.

3. Reimbursement of Proxy Solicitation Expenses (SP)	AGAINST

In the absence of compelling reasons, we generally do not support such proposals.

4. Shareholder Ability to Call Special Meetings (SP)	CASE-BY-CASE

We vote on a case-by-case basis on proposals requesting companies amend their governance documents (bylaws and/or charter) in order to allow shareholders to call special meetings.

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5. Shareholder Ability to Act by Written Consent (SP)	AGAINST

We generally vote against proposals to allow or facilitate shareholder action by written consent to provide reasonable protection of minority shareholder rights.

6. Shareholder Ability to Alter the Size of the Board	FOR

We generally vote for proposals that seek to fix the size of the board and vote against proposals that give the board the ability to alter the size of the board without shareholder approval. While we recognize the importance of such proposals, these proposals may be set forth in order to promote the agenda(s) of certain special interest groups and could be disruptive to management of the company.

7. Cumulative Voting (SP)	AGAINST

Having the ability to cumulate votes for the election of directors (i.e. to cast more than one vote for a director) generally increases shareholders’ rights to effect change in the management of a company. However, we acknowledge that cumulative voting promotes special candidates who may not represent the interests of all, or even a majority, of shareholders. Therefore, when voting on proposals to institute cumulative voting, we evaluate all facts and circumstances surrounding such proposal and generally vote against cumulative voting where the company has good corporate governance practices in place, including majority voting for director elections and a de-classified board.

8. Supermajority Vote Requirements (SP)	FOR

We generally support proposals that seek to lower supermajority voting requirements.

9. Confidential Voting	FOR

We vote for proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as such proposals permit management to request that dissident groups honor its confidential voting policy in the case of proxy contests.

10. Virtual Shareholder Meetings	FOR

We generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings and companies allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.

11. Date/Location of Meeting (SP)	AGAINST

We vote against shareholder proposals to change the date or location of the shareholders’ meeting.

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12. Adjourn Meeting if Votes Are Insufficient	AGAINST

We generally vote against open-end requests for adjournment of a shareholder meeting. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this policy to be carried out, the adjournment request will be supported.

13. Disclosure of Shareholder Proponents (SP)	FOR

We vote for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

G. Environmental and Social Proposals

We believe that well-managed companies should be identifying, evaluating and assessing environmental and social issues and, where material to its business, managing exposure to environmental and social risks related to these issues. When considering management or shareholder proposals relating to these issues, because of the diverse nature of environmental and social proposals, we evaluate these proposals on a case-by-case basis. The principles guiding our evaluation of these proposals include, but are not limited to:

•

The current level of publicly available disclosure from the company or other publicly available sources, including if the company already discloses similar information through existing reports or policies;

•	Whether implementation of a proposal is likely to enhance or protect shareholder value;

•	Whether a proposal can be implemented at a reasonable cost;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	What other companies in the relevant industry have done in response to the issue addressed in the proposal; and

•	Whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

1. Environmental Proposals	CASE-BY-CASE

We acknowledge that environmental considerations can pose significant risks and opportunities. Therefore, we generally vote in favor of proposals requesting a company disclose information that will aid in the determination of material

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environmental issues impacting the company and, where material to its business, how the company is managing exposure to environmental risks related to these issues, taking into consideration the following factors:

•	The general factors listed above; and

•	Whether the issues presented have already been effectively dealt with through governmental regulation or legislation.

In particular in relation to climate-related risk and opportunities material to its business, we expect companies to help their investors understand how they may be impacted by such risk and opportunities, and how these factors are considered within strategy in a manner consistent with the company’s business model and sector. The principles guiding our evaluation of these proposals are:

•	The general factors listed above;

•

The transition and physical risks the company faces related to climate change on its operations and investment in terms of the impact on its business and financial condition, including the company’s related disclosures;

•	How the company identifies, measures and manages such risks; and

•	The company’s approach to climate-related risk as a part of governance, strategy, risk management, and metrics and targets.

2. Social Proposals	CASE-BY-CASE

We acknowledge that social considerations can pose significant risks and opportunities. Therefore, we generally vote in favor of proposals requesting a company disclose information that will aid in the determination of material social issues impacting the company and, where material to its business, how the company is managing exposure to social risks related to these issues.

We believe board and workforce diversity are beneficial to the decision-making process by fostering diverse perspectives and can enhance long-term profitability. Therefore, we generally vote in favor of proposals that seek to increase board and workforce diversity including, but not limited to, diversity of gender, ethnicity, race and background, where we consider such proposals as aligned with the long-term best interests of shareholders and applicable market norms or listing requirements. We vote all other social proposals on a case-by-case basis, including, but not limited to, proposals related to political and charitable contributions, lobbying, and gender equality and the gender pay gap.

H. Miscellaneous Proposals

1. Bundled Proposals	CASE-BY-CASE

We review on a case-by-case basis bundled or “conditioned” proposals. For items that are conditioned upon each other, we examine the benefits and costs of the bundled items. In instances where the combined effect of the conditioned items is not in shareholders’ best interests, we vote against such proposals. If the combined effect is

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positive, we support such proposals. In the case of bundled director proposals, we will vote for the entire slate only if we would have otherwise voted for each director on an individual basis.

2. Other Business	AGAINST

We generally vote against proposals to approve other business where we cannot determine the exact nature of the proposal(s) to be voted.

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Proxy Voting Guideline Summary

Shareholder Proposal		For	Against	Case- by-Case
A. Board and Director Proposals

	1.a. Voting for Director Nominees in Uncontested Elections			x

	1.b. Voting for Director Nominees in Contested Elections			x

	2. Board Composition			x

	3. Non-Disclosure of Board Nominees		x

x	4. Majority Vote Requirement for Directors	x

x	5. Separation of Chairman and CEO	x

x	6. Independent Chairman			x

x	7. Lead Independent Director	x

x	8. Board Independence	x

x	9. Board Size	x

x	10. Classified Board	x

	11. Tiered Boards (non-U.S.)	x

x	12. Independent Committees	x

	13. Adoption of a Board with Audit Committee Structure (JAPAN)	x

	14. Non-Disclosure of Board Compensation		x

	15. Director and Officer Indemnification and Liability Protection	x

	16. Directors’ Liability (non-U.S.)	x

	17. Directors’ Contracts (non-U.S.)			x
B. Compensation Proposals

	1. Votes on Executive Compensation			x

x	2. Additional Disclosure on Executive and Director Pay	x

	3. Frequency of Shareholder Votes on Executive Compensation	ONE YEAR

	4. Golden Parachutes		x

	5. Non-Executive Director Remuneration (non-U.S.)			x

	6. Approval of Annual Bonuses for Directors and Statutory Auditors (JAPAN)	x

	7. Equity Compensation Plans			x

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Shareholder Proposal		For	Against	Case- by-Case

	8. Equity Compensation Plans (non-U.S.)			x

	9. Long-Term Incentive Plans (non-U.S.)			x

	10. Transferable Stock Options			x

	11. Approval of Cash or Cash-and-Stock Bonus Plans	x

	12. Employee Stock Purchase Plans	x

	13. 401(k) Employee Benefit Plans	x

	14. Pension Arrangements (non-U.S.)			x

x	15. Stock Ownership Requirements	x

x	16. Stock Holding Periods		x

x	17. Recovery of Incentive Compensation	x
C. Capital Structure Changes and Anti-Takeover Proposals

	1. Increase to Authorized Shares	x

	2. Blank Check Preferred Stock		x

	3. Pre-Emptive Rights		x

	4. Dual Class Capitalizations		x

	5. Restructurings/Recapitalizations			x

	6. Share Repurchase Programs	x

x	7. Targeted Share Placements			x

	8. Shareholder Rights Plans			x

	9. Shareholder Rights Plans (JAPAN)			x

	10. Reincorporation Proposals			x

x	11. Voting on State Takeover Statutes			x
D. Mergers and Corporate Restructurings

	1. Mergers and Acquisitions			x

	2. Nonfinancial Effects of a Merger or Acquisition		x

	3. Spin-offs			x

	4. Asset Sales			x

	5. Liquidations			x

	6. Issuance of Debt (non-U.S.)			x

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Shareholder Proposal		For	Against	Case- by-Case
E. Auditor Proposals

	1. Ratification of Auditors	x

	2. Auditor Rotation			x

	3. Auditor Indemnification		x

	4. Annual Accounts and Reports (non-U.S.)	x

	5. Appointment of Internal Statutory Auditor (JAPAN)			x
F. Shareholder Access, Meeting and Voting Proposals

	1. Proxy Access			x

	2. Bylaw Amendments			x

x	3. Reimbursement of Proxy Solicitation Expenses		x

x	4. Shareholder Ability to Call Special Meetings			x

x	5. Shareholder Ability to Act by Written Consent		x

	6. Shareholder Ability to Alter the Size of the Board	x

x	7. Cumulative Voting		x

x	8. Supermajority Vote Requirements	x

	9. Confidential Voting	x

	10. Virtual Shareholder Meetings	x

x	11. Date/Location of Meeting		x

	12. Adjourn Meeting if Votes Are Insufficient		x

x	13. Disclosure of Shareholder Proponents	x
G. Environmental and Social Proposals

x	1. Environmental Proposals			x

x	2. Social Proposals			x
H. Miscellaneous Proposals

	1. Bundled Proposals			x

	2. Other Business		x

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Delaware Investments Fund Advisers

Summary of Proxy Voting Policies and Procedures

(March 2025)

If and when proxies need to be voted on behalf of the Fund, Delaware Investments Fund Advisers (the “Adviser”) will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Adviser has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing the Adviser’s proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund. In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the Fund and other Adviser clients and provide Adviser with research recommendations on upcoming proxy votes in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the Fund, ISS will create a record of the vote.

When determining whether to invest in a particular company, one of the factors Adviser may consider is the quality and depth of the company’s management. As a result, Adviser believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, Adviser’s votes are cast in accordance with the recommendations of the company’s management. However, Adviser may vote against management’s position when it runs counter to Adviser’s specific Proxy Voting Guidelines (the “Guidelines”), and Adviser will also vote against management’s recommendation when Adviser believes such position is not in the best interests of the Fund.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote for management or shareholder proposals to reduce supermajority vote requirements, taking into account: ownership structure; quorum requirements; and vote requirements; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis; (iv) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; (v) generally vote for proposals requesting a report on greenhouse gas emissions from company operations unless the company already discloses such information and there are no material issues associated with company’s greenhouse gas emissions; and (vi) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

The Adviser has a section in its Procedures that addresses the possibility of conflicts of interest. Most of the proxies which Adviser receives on behalf of its clients are voted in accordance with the Procedures. Since the Procedures are pre-determined by the Committee, application of the Procedures by Adviser’s portfolio management teams when voting proxies after reviewing the proxy and research provided by ISS should in most instances adequately address any potential conflicts of interest. If Adviser becomes aware of a conflict of interest in an upcoming proxy vote, the proxy vote will generally be referred to the Committee or the Committee’s delegates for review. If the portfolio management team for such proxy intends to vote in accordance with ISS’s recommendation pursuant to Adviser’s Procedures, then no further action is needed to be taken by the Committee. If the Adviser’s portfolio management team is considering voting a proxy contrary to ISS’s research recommendation under the Procedures, the Committee or its delegates will assess the proposed vote to determine if it is reasonable. The Committee or its delegates will also assess whether any business or other material relationships between Adviser and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. If the Committee or its delegates determines that the proposed proxy vote is unreasonable or unduly influenced by a conflict, the portfolio management team will be required to vote the proxy in accordance with ISS’s research recommendation or abstain from voting.

EATON VANCE MANAGEMENT

BOSTON MANAGEMENT AND RESEARCH

EATON VANCE MANAGEMENT (INTERNATIONAL) LIMITED

EATON VANCE ADVISERS INTERNATIONAL LTD.

PROXY VOTING POLICIES AND PROCEDURES

I.  Introduction

Eaton Vance Management, Boston Management and Research, Eaton Vance Management (International) Limited and Eaton Vance Advisers International Ltd. (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and, to the extent applicable, Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation. These proxy policies and procedures are intended to reflect current requirements applicable to investment advisers registered with the U.S. Securities and Exchange Commission (“SEC”). These procedures may change from time to time.

II.  Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser has established guidelines (“Guidelines”) as described below and generally will utilize such Guidelines in voting proxies on behalf of its clients. The Guidelines are largely based on those developed by third-party proxy voting service, Institutional Shareholder Services, Inc. (ISS) but also reflect input from the Global Proxy Group (defined below) and other Adviser investment professionals and are believed to be consistent with the views of the Adviser on the various types of proxy proposals. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders. The Guidelines provide a framework for analysis and decision making but do not address all potential issues.

Except as noted below, each Adviser will vote any proxies received by a client for which it has sole investment discretion in accordance with the Guidelines in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below.(1) Where applicable, proxies will be voted in accordance with client-specific guidelines or, in the case of an Eaton Vance Fund that is sub-advised, pursuant to the sub-adviser’s proxy voting policies and procedures. Although an Adviser retains the services of ISS for research, the Adviser remains responsible for proxy voting decisions.

III.  Roles and Responsibilities

A. Proxy Administrator

The Proxy Administrator and/or designee coordinate the consideration of proxies referred back to the Adviser, and otherwise administers these Procedures. In the Proxy Administrator’s absence, another employee of the Adviser may perform the Proxy Administrator’s responsibilities as deemed appropriate by the Global Proxy Group. The Proxy Administrator also may designate another employee to perform certain of the Proxy Administrator’s duties hereunder, subject to the oversight of the Proxy Administrator.

B. ISS

The Advisers are responsible for the voting of proxies. The Advisers have engaged ISS for research and vote recommendation services. ISS is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. Each Adviser shall instruct the custodian for its clients to deliver proxy ballots and related materials to ISS. ISS retains a record of all proxy votes handled by ISS. With respect to each Eaton Vance Fund memorialized therein, such record must reflect all of the information required to be disclosed in the Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940, to the extent applicable. In addition, ISS is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, ISS shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of ISS shall refer to those in which no conflict of interest has been identified. The Advisers are responsible for the ongoing oversight of ISS as contemplated by SEC Staff Legal Bulletin No. 20 (June 30, 2014) and interpretive guidance issued by the SEC in August 2019 regarding proxy voting responsibilities of investment advisers (Release Nos. IA-5325 and IC-33605). Such oversight currently may include one or more of the following and may change from time to time:

•	periodic review of ISS’s proxy voting platform and reporting capabilities (including recordkeeping);

•	periodic meetings with ISS’s client services team;

•	periodic in-person and/or web-based due diligence meetings;

•	receipt and review of annual certifications received from ISS;

•	annual review of due diligence materials provided by ISS, including review of procedures and practices regarding potential conflicts of interests;

•	periodic review of relevant changes to ISS’s business; and/or

•

periodic review of the following to the extent not included in due diligence materials provided by ISS: (i) ISS’s staffing, personnel and/or technology; (ii) ISS’s process for seeking timely input from issuers (e.g., with respect to proxy voting policies, methodologies and peer group construction); (iii) ISS’s process for use of third-party information; (iv) ISS’s policies and procedures for obtaining current and accurate information relevant to matters in its research and on which it makes voting recommendations, and (v) ISS’s business continuity program (“BCP”) and any service/operational issues experienced due to the enacting of ISS’s BCP.

C. Global Proxy Group

The Adviser shall establish a Global Proxy Group which is responsible for establishing the Guidelines (described below) and reviewing such Guidelines at least annually. The Global Proxy Group shall also review recommendations to vote proxies in a manner that is contrary to the Guidelines and when the proxy relates to a conflicted company of the Adviser as described below.

The members of the Global Proxy Group shall include members of the Equity Departments of Eaton Vance Management (“EVM”) and Eaton Vance Advisers International Ltd. (“EVAIL”) and EVM’s Global Income Department. The Proxy Administrator is not a voting member of the Global Proxy Group. Members of the Global Proxy Group may be changed from time to time at the Advisers’ discretion. Matters that require the approval of the Global Proxy Group may be acted upon by its member(s) available to consider the matter.

IV.  Proxy Voting

A. The Guidelines

The Global Proxy Group shall establish recommendations for the manner in which proxy proposals shall be voted (the “Guidelines”). The Guidelines shall identify when ballots for specific types of proxy proposals shall be voted(2) or referred to the Adviser. The Guidelines shall address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and other proposals affecting shareholder rights. In determining the Guidelines, the Global Proxy Group considers the recommendations of ISS as well as input from the Advisers’ portfolio managers and analysts and/or other internally developed or third party research.

The Global Proxy Group shall review the Guidelines at least annually and, in connection with proxies to be voted on behalf of the Eaton Vance Funds, the Adviser will submit amendments to the Guidelines to the Fund Boards each year for approval.

With respect to the types of proxy proposals listed below, the Guidelines will generally provide as follows:

1. Proposals Regarding Mergers and Corporate Restructurings/Disposition of Assets/Termination/Liquidation and Mergers

All proxy proposals relating to Mergers and Corporate Restructurings shall be directed to the Proxy Administrator and/or designee for review with relevant investment personnel.

2. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

3. Proposals Regarding Proxy Contests

All proxy proposals relating to Proxy Contests shall be directed to the Proxy Administrator and/or designee for review with relevant investment personnel.

4. Social and Environmental Issues

The Advisers will vote social and environmental proposals on a “case-by-case” basis taking into consideration industry best practices and existing management policies and practices.

Interpretation and application of the Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer or the Adviser may be or become subject. The Guidelines generally relate to the types of proposals that are most frequently presented in proxy statements to shareholders. In certain circumstances, an Adviser may determine to vote contrary to the Guidelines subject to the voting procedures set forth below.

B. Voting Procedures

Except as noted in Section V below, the Proxy Administrator and/or designee shall vote proxies as follows:

1. Vote in Accordance with Guidelines

If the Guidelines prescribe the manner in which the proxy is to be voted, the Adviser shall vote in accordance with the Guidelines, which for certain types of proposals, will be determined on a case-by-case basis.

2. Seek Guidance for a Referred Item or a Proposal for which there is No Guideline

If (i) the Guidelines state that the proxy shall be referred to the Adviser to determine the manner in which it should be voted or (ii) a proxy is received for a proposal for which there is no Guideline, the Proxy

Administrator and/or designee shall consult with the analyst(s) covering the company subject to the proxy proposal and shall instruct ISS to vote in accordance with the determination of the analyst. The Proxy Administrator and/or designee will maintain a record of all proxy proposals that are referred, as well as all applicable recommendations, analysis and research received and the resolution of the matter. Where more than one analyst covers a particular company and the recommendations of such analysts for voting a proposal subject to this Section IV.B.2 conflict, the Global Proxy Group shall review such recommendations and any other available information related to the proposal and determine the manner in which it should be voted, which may result in different recommendations for clients (including Funds).

3. Votes Contrary to the Guidelines or Where ISS is Conflicted

In the event an analyst with respect to companies within his or her coverage area may recommend a vote contrary to the Guidelines, the Proxy Administrator and/or designee will provide the Global Proxy Group with ISS’s recommendation for the proposal along with any other relevant materials, including a description of the basis for the analyst’s recommendation via email and the Proxy Administrator and/or designee will then vote the proxy in the manner determined by the Global Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast on behalf of the Eaton Vance Funds contrary to the Guidelines, and shall do so quarterly.

4. Do Not Cast a Vote

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast. In addition, the Advisers may determine not to vote (i) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant (e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence); (ii) if the cost of voting a proxy outweighs the benefits (e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security); or (iii) in markets in which shareholders’ rights are limited, and (iv) the Adviser is unable to access or access timely ballots or other proxy information.

C. Securities on Loan

When a fund client participates in the lending of its securities and the securities are on loan at the record date for a shareholder meeting, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the Adviser will make reasonable efforts to terminate the loan in time to be able to cast such vote or exercise such consent. The Adviser shall instruct the fund’s security lending agent to refrain from lending the full position of any security held by a fund to ensure that the Adviser receives notice of proxy proposals impacting the loaned security.

V.  Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

•	A copy of the Advisers’ proxy voting policies and procedures;

•	Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by ISS and are available upon request;

•	A record of each vote cast;

•	A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and

•	Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers for two years after they are created.

In addition, EVAIL shall maintain records relating to the proxies it votes on behalf of its clients in accordance with UK law.

VI.  Assessment of ISS and Identification and Resolution of Conflicts with Clients

A. Assessment of ISS

The Advisers shall establish that ISS (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and ISS shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. ISS shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing ISS’s independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

•

Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

•	A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

•

The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Global Proxy Group.

•

If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of ISS, as applicable, he or she will (i) inform the Global Proxy Group of that fact, (ii) vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

•

If the Proxy Administrator intends to vote in a manner inconsistent with the Guidelines, the Global Proxy Group will then determine if a material conflict of interest exists between the relevant Adviser and its clients (in consultation with the Legal and Compliance Department if needed). If the Global Proxy Group determines that a material conflict exists, prior to voting any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

•	The client, in the case of an individual, corporate, institutional or benefit plan client;

•

In the case of a Fund, its board of directors, any committee, sub-committee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or

•	The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

•

If a client holds securities issued by Morgan Stanley, of which the Adviser is an indirect wholly owned subsidiary, the Proxy Administrator will instruct ISS to “echo vote” such securities in the same proportion as other proxy voters that are not clients of the Adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning ISS. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, ISS shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of ISS that may pose a conflict of interest with respect to ISS’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from ISS detailing ISS’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis.

(1)

From time to time, an Adviser may vote the shares it owns in a Fund that is managed or advised by the Adviser or an affiliate of the Adviser. The Adviser will mirror vote its shares (i.e. vote the shares it holds in the same proportion as the vote of all other holders) or vote in accordance with the voting recommendations of ISS or another third-party proxy voting service that is unaffiliated with the Adviser.

(2)	The Guidelines will prescribe how a proposal shall be voted or provide factors to be considered on a case-by-case basis in recommending a vote pursuant to the Guidelines.

January 25, 2024

Policy, Procedures and Guidelines for Goldman Sachs Asset Management’s Global Proxy Voting

2025 Edition

March 2025

For further information, please contact GSAM-Stewardship@gs.com.

GOLDMAN SACHS ASSET MANAGEMENT1 POLICY AND PROCEDURES ON PROXY VOTING FOR INVESTMENT ADVISORY CLIENTS

Goldman Sachs Asset Management has adopted the policies and procedures set out below regarding the voting of proxies (the “Policy”). A summary of the processes and procedures is attached as Part I.

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that favor proposals that in our view maximize a company’s shareholder value and are not influenced by conflicts of interest. These principles reflect our belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders. When evaluating voting proposals, we balance the purpose of a proposal with the overall benefit to shareholders.

To implement these guiding principles for investments in publicly traded equities for which we have voting power on any record date, we follow customized proxy voting guidelines that have been developed by our portfolio management and our Global Stewardship Team (the “Guidelines”). The Guidelines embody the positions and factors we generally consider important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines identify factors we consider in determining how the vote should be cast. A summary of the Guidelines is attached as Part II.

The principles and positions reflected in the Guidelines are designed to guide us in voting proxies, and not necessarily in making investment decisions. Our portfolio management teams (each, a “Portfolio Management Team”) base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

The Global Stewardship Team periodically reviews this Policy to ensure it continues to be consistent with our guiding principles.

[1]	For purposes of this Policy, “Global Sachs Asset Management” or “we” includes , collectively, to the public investing businesses of the following legal entities to the extent applicable:

Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Goldman Sachs Asset Management (Singapore) Pte. Ltd; Goldman Sachs Asset Management (Hong Kong) Limited.; Goldman Sachs Asset Management Co. Ltd.; Goldman Sachs Asset Management (India) Private Limited; GS Investment Strategies Canada Inc.; Goldman Sachs Asset Management Australia Pty Ltd; Goldman Sachs Services Private Limited.; Goldman Sachs Bank Europe SE; Goldman Sachs Asset Management Fund Services Limited; Goldman Sachs Asset Management B.V.; and Goldman Sachs Towarzystwo Funduszy Inwestycyjnych S.A.

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PART I:

GOLDMAN SACHS ASSET MANAGEMENT’S PROXY VOTING PROCESSES AND PROCEDURES

A: The Proxy Voting Process

Public Equity Investments

Fundamental Equity Team

The Fundamental Equity Portfolio Management Team views the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. In forming their views on particular matters, the Fundamental Equity Portfolio Management Team may consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and Recommendations (as defined below). For the managed portfolios that participate in a securities lending program, the Fundamental Equity Portfolio Management Team will seek to recall shares that are out on loan for the purpose of voting at shareholder meetings, recognizing that the handling of such recall requests is beyond the Portfolio Management Team’s control and may not be satisfied in time for it to vote the shares in question.

Quantitative Investment Strategies ( “QIS”) and Quantitative Equity Strategies ( “QES ”) Portfolio Management Teams

The QIS and QES Portfolio Management Teams have decided to generally follow the Guidelines and Recommendations based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as their participation in the creation of the Guidelines. The QIS and QES Portfolio Management Teams may from time to time, however, review and individually assess any specific shareholder vote. For managed portfolios that participate in a securities lending program, the QIS and QES Portfolio Management Teams generally will not recall shares that are out on loan for the purpose of voting at shareholder meetings.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately held issuers generally will be made by the relevant Portfolio Management Teams based on their assessment of the particular transactions or other matters at issue. Those Portfolio Management Teams may also adopt policies related to the fixed income or private investments they make that supplement this Policy.

External Investing Group (“XIG”) and

Externally Managed Strategies

Where we place client assets with managers outside of Asset Management, for example within our XIG business unit, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. XIG may, however, retain proxy voting responsibilities where it deems appropriate or necessary under prevailing circumstances. To the extent XIG portfolio managers assume proxy voting responsibility with respect to publicly traded equity securities they will follow the Guidelines and Recommendations as discussed below unless an override is requested.

B: Implementation

We have retained a third-party proxy voting service (the “Proxy Service”) to assist in the implementation of certain proxy voting-related functions, including, without limitation, operational, recordkeeping and reporting services.

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Among its responsibilities, the Proxy Service prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the Guidelines to the particular proxy issues. In addition, in order to facilitate the casting of votes in an efficient manner, the Proxy Service generally prepopulates and automatically submits votes for all proxy matters in accordance with such Recommendations, subject to our ability to recall such automatically submitted votes. If the Proxy Service or Goldman Sachs Asset Management becomes aware that an issuer has filed, or will file, additional proxy solicitation materials sufficiently in advance of the voting deadline, we will generally endeavor to consider such information where such information is viewed as material in our discretion when casting its vote, which may, but need not, result in a change to the Recommendation, which may take the form of an override (as described below) or a revised Recommendation issued by the Proxy Service. We retain the responsibility for proxy voting decisions. We conduct an annual due diligence meeting with the Proxy Service to review the processes and procedures the Proxy Service follows when making proxy voting recommendations based on the Guidelines and to discuss any material changes in the services, operations, staffing or processes.

Our Portfolio Management Teams generally cast proxy votes consistently with the Guidelines and the Recommendations. Each Portfolio Management Team, however, may on certain proxy votes seek approval to diverge from the Guidelines or a Recommendation by following a process that seeks to ensure that override decisions are not influenced by any conflict of interest. As a result of the override process, different Portfolio Management Teams may vote differently for particular votes for the same company. In addition, the Global Stewardship Team may on certain proxy votes also seek approval to diverge from the Guidelines or a Recommendation and follow the override process described above that seeks to ensure these decisions are not influenced by any conflict of interest. In these instances, all shares voted are generally voted in the same manner.

Our clients who have delegated voting responsibility to us with respect to their account may from time to time contact their client representative if they would like to direct us to vote in a particular manner for a particular solicitation. We will use commercially reasonable efforts to vote according to the client’s request in these circumstances, however, our ability to implement such voting instruction will be dependent on operational matters such as the timing of the request.

While we seek to vote at all eligible shareholder meetings, from time to time, our ability to vote proxies may be affected by regulatory requirements and compliance, legal or logistical considerations. As a result, from time to time, we may determine that it is not practicable or desirable to vote at certain shareholder meetings.

We disclose our voting publicly each year in a filing with the US Securities and Exchange Commission and on our website for all Goldman Sachs Asset Management US registered mutual funds. We also generally disclose our voting publicly on a quarterly basis on our website for company proxies voted according to the Guidelines and Recommendations.

C. Conflicts of Interest

Goldman Sachs Asset Management has implemented processes designed to prevent conflicts of interest from influencing its proxy voting decisions. These processes include information barriers as well as the use of the Guidelines and Recommendations and the override process described above in instances when a Portfolio Management Team is interested in voting in a manner that diverges from the initial Recommendation based on the Guidelines. To mitigate perceived or potential conflicts of interest when a proxy is for shares of The Goldman Sachs Group Inc. or a Goldman Sachs Asset Management managed fund, we will generally instruct that such shares be voted in the same proportion as other shares are voted with respect to a proposal, subject to applicable legal, regulatory and operational requirements.

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PART II

GOLDMAN SACHS ASSET MANAGEMENT’S PROXY VOTING GUIDELINES SUMMARY

The following is a summary of the material Guidelines, which form the substantive basis of our voting decisions. As described in Part I of the Policy, one or more Portfolio Management Teams and/or the Global Stewardship Team may diverge from the Guidelines and a related Recommendation on any particular proxy vote or in connection with any individual investment decision in accordance with the Policy.

Region: Americas

The following section is a summary of the Guidelines, which form the substantive basis of the Policy with respect to North, Central and South American public equity investments of operating and/or holding companies. Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market.

1.	Business Items

Auditor Ratification

Generally vote FOR proposals to ratify auditors, unless any of the following apply within the last year:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; or material weaknesses identified in audit-related disclosures; or
•	Fees for non-audit services are excessive (generally over 50% or more of the audit fees).

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services or asking for audit firm rotation.

Reincorporation Proposals

We may support management proposals to reincorporate as long as the reincorporation would not substantially diminish shareholder rights. We may not support shareholder proposals for reincorporation unless the current jurisdiction of incorporation is substantially less shareholder friendly than the proposed reincorporation, there is a strong economic case to reincorporate or the company has a history of making decisions that are not shareholder friendly.

Exclusive Venue for Shareholder Lawsuits

Generally vote FOR on exclusive venue proposals, taking into account:

•	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement;
•	Whether the company has the following governance features:
∎	Majority independent board;
∎	Independent key committees;

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∎	An annually elected board;
∎	A majority vote standard in uncontested director elections;
∎	The absence of a poison pill, unless the pill was approved by shareholders; and/or
∎	Separate Chairman CEO role or, if combined, an independent chairman with clearly delineated duties.

Virtual Meetings

Generally vote FOR management proposals allowing for the convening of hybrid* shareholder meetings if it is clear that it is not the intention to hold virtual-only AGMs. Generally vote AGAINST proposals allowing for the convening of virtual-only* shareholder meetings.

Generally vote FOR shareholder proposals requesting in person shareholder meetings if a meeting of shareholders is held exclusively through the use of online technology without a corresponding in-person meeting.

* The phrase “virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively through the use of online technology without a corresponding in-person meeting. The term “hybrid shareholder meeting” refers to an in-person, or physical, meeting in which shareholders are permitted to participate online.

Public Benefit Corporation Proposals (United States)

Generally vote FOR management proposals and CASE-BY-CASE on shareholder proposals related to the conversion of the company into a public benefit corporation.

Amend Articles of Incorporation to Provide for Officer and Director Exculpation (United States)

Generally vote FOR management proposals to amend the company’s certificate of incorporation to reflect new Delaware law provisions regarding officer and director exculpation.

Transact Other Business

Generally vote AGAINST other business when it appears as a voting item.

Administrative Requests

Generally vote FOR non-contentious administrative management requests.

2.	Board of Directors

The board of directors should promote the interests of shareholders by acting in an oversight and/or advisory role; should consist of a majority of independent directors and/or meet local best practice expectations; should be composed of directors with diverse backgrounds and perspectives; and should be held accountable for actions and results related to their responsibilities. The board of directors should seek to comply with commonly accepted corporate governance best practices as well as the corporate governance standards that are applicable in their country and state of incorporation. The board of directors should establish committees to oversee areas such as, but not limited to, audit, executive and non-executive compensation, and director nominations and appointments. The responsibilities of the committees should be publicly disclosed.

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Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis taking into consideration the following:

•	Adequate disclosure has not been provided in a timely manner; or
•	There are clear concerns over questionable finances or restatements; or
•	There have been questionable transactions or conflicts of interest; or
•	There are any records of abuses against minority shareholder interests; or
•	The board fails to meet minimum corporate governance standards; or
•	There are reservations about:
¡	Director terms
¡	Bundling of proposals to elect directors
¡	Disclosure of named nominees
¡	Overboarded directors
¡	Director independence
•	Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or
•

There are other considerations which may include sanction from government or authority, violations of laws and regulations, or other issues relate to improper business practice, failure to replace management, or egregious actions related to service on other boards.

Generally vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.

Generally vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Director Commitments

Generally vote AGAINST or WITHHOLD from individual directors who, without further explanation:

•	Sit on more than five public company boards; or
•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards.

Director Independence (United States)

At companies incorporated in the US, where applicable, the New York Stock Exchange or NASDAQ Listing Standards definition is to be used to classify directors as inside directors, affiliated outside directors, or independent outside directors.

Additionally, we will consider compensation committee interlocking directors to be affiliated (defined as CEOs who sit on each other’s compensation committees).

Director Independence—Classification of Directors

Executive Director

•	Employee or executive of the company; and
•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

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•	Any director specifically designated as a representative of a significant shareholder of the company;
•	Any director who is also an employee or executive of a significant shareholder of the company;
•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;
•

Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);
•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
•	Relative of a current employee of the company or its affiliates;
•	Relative of a former executive of the company or its affiliates;
•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
•	Founder/co-founder/member of founding family but not currently an employee;
•	Former executive (a cooling off period may be applied);
•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered; and
•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•	No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Director Accountability

Generally vote AGAINST or WITHHOLD from individual directors who attend less than 75% of the board and committee meetings without a disclosed valid excuse.

Generally, vote FOR the bundled election of management nominees, unless adequate disclosures of the nominees have not been provided in a timely manner or if one or more of the nominees does not meet the expectation of our policy.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, the presence of inappropriate related party transactions, or other issues related to improper business practices.

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Committee Responsibilities and Expectations

The board of directors should establish committees to oversee areas such as, but not limited to, audit, executive and non-executive compensation, and director nominations and appointments. The responsibilities of the committees should be publicly disclosed.

We generally support incumbent directors, taking into consideration the below factors.

•	Material failures of governance, stewardship, or fiduciary responsibilities at the company including but not limited to violations of global norms principles and/or other significant global standards;
•	Failure to disclose material information;
•

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (vote against members of the committee of the board that is responsible for the issue under consideration). If we did not support the shareholder proposal, we may still vote against the committee member(s).

•

The company’s poison pill has a dead-hand or modified dead-hand feature for two or more years. Vote against/withhold every year until this feature is removed; however, vote against the poison pill if there is one on the ballot with this feature rather than the director;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
•	If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

Audit Committee

Vote CASE-BY-CASE on members of the Audit Committee if poor accounting practices, which rise to a level of serious concern are identified, such as, but not limited to, fraud, misapplication of GAAP, excessive non-audit fees, excessive pledging or hedging of stock by executives, and material weaknesses identified in audit-related disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Compensation Committee (North America)

Vote CASE-BY-CASE on members of the Compensation Committee, factors considered may include whether:

•

We voted against the company’s management say on pay proposal (MSOP) in the previous year, the company’s previous MSOP received significant opposition of votes cast and we are voting against this year’s MSOP;

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•	The board implements a MSOP on a less frequent basis than the frequency that received the plurality of votes cast; or
•	The MSOP or equity-based incentive plan proposal item is not on the ballot and the company maintains problematic pay practices.

Nominating/Governance Committee

Vote CASE-BY-CASE on members of the Nominating/Governance Committee considering if:

•

A company does not meet the board diversity requirements of local listing rules, corporate governance codes, national targets, or the board diversity is significantly below that of the average in its market; provided that company performance, or other factors, will generally be taken into consideration;

•	The level of board independence does not meet the requirements of local regulations, listing rules, corporate governance codes, or local market best practices;
•	If the average board tenure exceeds 15 years, and there has not been a new nominee in the past 5 years;
•

A company maintains a classified board structure without a sunset provision, has opted into, or failed to opt out of, state laws requiring a classified board structure or has a capital structure with unequal voting rights (United States);

•

At the previous board election, any director received more than 50% withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•	The board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or could adversely impact shareholders; or
•	The board has materially limited shareholders’ right to proxy access (United States).

Voting on Director Nominees in Contested Elections

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;
•	Strategy of the incumbents versus the dissidents;
•	Independence of board candidates;
•	Experience and skills of board candidates;
•	Governance profile of the company;
•	Evidence of management entrenchment;
•	Responsiveness to shareholders;
•	Whether a takeover offer has been rebuffed; and
•	Whether minority or majority representation is being sought.

Proxy Access (United States)

Vote CASE-BY-CASE on shareholder or management proposals asking for proxy access.

We may support proxy access as an important right for shareholders and as an alternative to costly proxy contests and as a method for us to vote for directors on an individual basis, as appropriate, rather than voting on one slate or the other. While this could be an important shareholder right, the following factors will be taken into account when evaluating the shareholder proposals:

•	The ownership thresholds, percentage and duration proposed (we generally will not support if the ownership threshold is less than 3%);

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•	The maximum proportion of directors that shareholders may nominate each year (we generally will not support if the proportion of directors is greater than 25%); and
•	Other restricting factors that when taken in combination could serve to materially limit the proxy access provision.

We will take the above factors into account when evaluating proposals proactively adopted by the company or in response to a shareholder proposal to adopt or amend the right.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses

Other Board Related Proposals (Management and Shareholder)

Generally vote AGAINST management and shareholder proposals introducing classified boards.

Generally vote AGAINST shareholder proposals regarding mandatory retirement ages for directors.

Generally vote AGAINST management and shareholder proposals to alter board structure or size in the context of a fight for control of the company or the board.

Independent Board Chair (for applicable markets)

We will generally vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	Two-thirds independent board, or majority in countries where employee representation is common practice;
•	A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
•	Fully independent key committees; and/or
•	Established, publicly disclosed, governance guidelines and director biographies/profiles.

Proposals Regarding Board Declassification

We will generally vote FOR management and shareholder proposals regarding the adoption of a declassified board structure.

Majority Vote Shareholder Proposals

We will generally vote FOR proposals requesting that the board adopt majority voting in the election of directors provided it does not conflict with the law where the company is incorporated. We also look for companies to adopt a post-election policy outlining how the company will address the situation of a holdover director.

Cumulative Vote Shareholder Proposals

We will generally vote FOR shareholder proposals to restore or provide cumulative voting unless the company has adopted (i) majority vote standard with a carve-out for plurality voting in situations where there are more nominees than seats and (ii) a director resignation policy to address failed elections.

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3.	Executive and Non- Executive Compensation

Pay Practices

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably. Compensation practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.

If the company maintains problematic or poor pay practices, generally vote:

•	AGAINST Management Say on Pay (MSOP) Proposals; or
•	AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment.

Equity Compensation Plans

We will generally vote FOR management proposals on equity-based compensation plans. Evaluation takes into account potential plan cost, plan features and grant practices. While a negative combination of these factors may cause a vote AGAINST, other reasons to consider a vote AGAINST the equity plan could include the following factors:

•	The plan permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval; or
•	There is more than one problematic material feature of the plan, which could include one of the following: unfavorable change-in-control features, presence of gross ups and options reload.

Advisory Vote on Executive Compensation (Say-on-Pay, MSOP) Management Proposals (North America)

Generally vote FOR annual frequency and AGAINST all proposals asking for any frequency less than annual.

We will generally vote FOR management proposals for an advisory vote on executive compensation considering the context of each company’s specific circumstances and the board’s disclosed rationale for its practices.

When a disconnect between pay and performance exists, pay practices that may result in a vote AGAINST management proposals on an advisory vote on executive compensation may include:

•	Lack of transparent disclosure of compensation philosophy and goals and targets, including details on short-term and long-term performance incentives;
•	Long term incentive awards consisting of less than 50% performance-based awards;
•	Lack of the board’s response to failed MSOP vote the previous year;
•	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure;
•	Egregious employment or retention contracts;
•	Excessive perquisites or excessive severance and/or change in control provisions;
•	Extraordinary relocation benefits;
•	Long term incentive awards evaluated over a time period of less than three years;
•	The board used discretion without sufficient disclosure;
•	The board changed the targets and/or performance metrics during the pay period;
•	The board awarded a multi-year guaranteed cash bonus or non-performance equity award;
•	The board retested performance goals or awarded a pay for failure pay plan;

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•	The plan allows for the single trigger acceleration of unvested equity awards and/or provides excise tax gross ups;
•	Repricing or replacing of underwater stock options without prior shareholder approval;
•	Egregious pension/SERP (supplemental executive retirement plan) payouts; and
•	The board has adopted other pay practices that may increase risk to shareholders.

Other Compensation Proposals and Policies

Employee Stock Purchase Plans -- Non-Qualified Plans

Vote CASE-BY-CASE on nonqualified employee stock purchase plans taking into account the following factors:

•	Broad-based participation;
•	Limits on employee contributions;
•	Company matching contributions; and
•	Presence of a discount on the stock price on the date of purchase.

Option Exchange Programs/Repricing Options

Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;
•	Rationale for the re-pricing;
•	If it is a value-for-value exchange;
•	If surrendered stock options are added back to the plan reserve;
•	Option vesting;
•	Term of the option--the term should remain the same as that of the replaced option;
•	Exercise price--should be set at fair market or a premium to market; and
•	Participants--executive officers and directors should be excluded.

Generally vote FOR shareholder proposals to put option repricings to a shareholder vote.

Stock Retention Holding Period

Generally vote FOR shareholder proposals asking for a policy requiring that senior executives retain a significant percentage of shares acquired through equity compensation programs if the policy requests retention for two years or less following the termination of their employment (through retirement or otherwise) and a holding threshold percentage of 50% or less.

Also consider whether the company has any holding period, retention ratio, or officer ownership requirements in place and the terms/provisions of awards already granted.

Elimination of Accelerated Vesting in the Event of a Change in Control

Generally vote AGAINST shareholder proposals seeking a policy eliminating the accelerated vesting of time-based equity awards in the event of a change-in-control.

Performance-based Equity Awards and Pay-for-Superior-Performance Proposals

Generally vote FOR unless there is sufficient evidence that the current compensation structure is already substantially performance-based. We consider performance-based awards to include awards that are tied to shareholder return or other metrics that are relevant to the business.

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Say on Supplemental Executive Retirement Plans (SERP)

Generally vote AGAINST proposals asking for shareholder votes on SERP.

4.	Shareholders Rights and Defenses

Shareholder Ability to Act by Written Consent

Generally vote FOR shareholder proposals that provide shareholders with the ability to act by written consent, unless:

•	The company already gives shareholders the right to call special meetings at a threshold of 25% or lower; and
•	The company has a history of strong governance practices.

Special Meetings Arrangements

Generally vote FOR management proposals that provide shareholders with the ability to call special meetings.

Generally vote FOR shareholder proposals that provide shareholders with the ability to call special meetings at a threshold of 25% or lower if the company currently does not give shareholders the right to call special meetings. However, if a company already gives shareholders the right to call special meetings at a threshold of at least 25%, vote AGAINST shareholder proposals to further reduce the threshold.

Generally vote AGAINST management proposals seeking shareholder approval for the company to hold special meetings with 14 days notice unless the company offers shareholders the ability to vote by electronic means and a proposal to reduce the period of notice to not less than 14 days has received majority support.

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

Shareholder Voting Requirements

Generally vote AGAINST proposals to require a supermajority shareholder vote. Generally vote FOR management and shareholder proposals to reduce supermajority vote requirements.

Poison Pills

Generally vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it, unless the company has:

•	a shareholder-approved poison pill in place; or
•	adopted a policy concerning the adoption of a pill in the future specifying certain shareholder friendly provisions.

Generally vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption.

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan.

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In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

5.	Strategic Transactions and Capital Structures

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;
•	Market reaction;
•	Strategic rationale;
•	Management’s track record of successful integration of historical acquisitions;
•	Presence of conflicts of interest; and
•	Governance profile of the combined company.

Dual Class Structures

Generally vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Generally vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Share Issuance Requests

General Issuances:

Generally vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital or any stricter limit set in local best practice recommendations or law.

Generally vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital or any stricter limit set in local best practice recommendations or law.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Generally vote FOR non-specific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding, or any stricter limit set in local best practice recommendations or law.

Generally vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or
•

The increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances or any stricter limit set in local best practice recommendations or law.

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Generally vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Generally vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Preferred Stock

Generally vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Generally vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Generally vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Generally vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Generally vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Generally vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

We will generally vote FOR share repurchase programs taking into account whether:

•	The share repurchase program can be used as a takeover defense;
•	There is clear evidence of historical abuse;
•	There is no safeguard in the share repurchase program against selective buybacks; and
•	Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Generally vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

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Capitalization of Reserves for Bonus Issues/Increase in Par Value

Generally vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;
•	The nature of the asset to be transferred/service to be provided;
•	The pricing of the transaction (and any associated professional valuation);
•	The views of independent directors (where provided);
•	The views of an independent financial adviser (where appointed);
•	Whether any entities party to the transaction (including advisers) is conflicted; and
•	The stated rationale for the transaction, including discussions of timing

Common and Preferred Stock Authorization

Generally vote FOR proposals to increase the number of shares of common stock authorized for issuance.

Generally vote FOR proposals to increase the number of shares of preferred stock, as long as there is a commitment to not use the shares for anti-takeover purposes.

6.	Other Management and Shareholder Proposals

Overall Approach

Management and shareholder proposals considered under this category could include, among others, requests that a company:

•	Publish a report or additional information related to the company’s business and impact on stakeholders;
•	Disclose policies related to specific business practices and/or services;
•	Conduct third party audits, reports or studies related to the company’s business practices, services and/or impact on stakeholders

When evaluating management and shareholder proposals, the following factors are generally considered:

•	Whether the subject of the proposal is considered to be material to the company’s business;
•	The company’s current level of publicly available disclosure, including if the company already
•	discloses similar information through existing reports or policies;
•

If the company has implemented or formally committed to the implementation of a reporting program based on a recognized industry group standards or recommendations, such as the International Sustainability Standards Board’s Sustainability Accounting Standards, the Sustainability Accounting Standards Board’s (SASB) standards, the European Sustainability Reporting Standards, the Task Force on Climate-related Financial Disclosure’s (TCFD) recommendations, or a similar standard;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;
•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

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•	What other companies in the relevant industry have done in response to the issue addressed in the proposal;
•	Whether the proposal itself is well framed and the cost of preparing the report and/or the implementation is reasonable;
•	Whether the subject of the proposal is best left to the discretion of the board;
•	Whether the proposal is legally binding for the board;
•	Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward; and
•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Region: Europe, Middle East and Africa (EMEA) Proxy Items

The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to EMEA public equity investments of operating and/or holding companies. Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market.

1.	Business Items

Financial Results/Director and Auditor Reports

Generally vote FOR approval of financial statements and director and auditor reports, unless:

•	There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered; or
•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Generally vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees unless:

•	There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;
•	There is reason to believe that the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
•	Name of the proposed auditor has not been published;
•	The auditors are being changed without explanation;
•	Non-audit-related fees are substantial, or are in excess of standard annual audit-related fees, or in excess of permitted local limits and guidelines; or
•	The appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Generally vote FOR the appointment or re-election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;
•	Questions exist concerning any of the statutory auditors being appointed; or
•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis

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Allocation of Income

Generally vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently low without adequate explanation; or
•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Generally vote FOR most stock (scrip) dividend proposals.

Generally vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Generally vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its annual general meeting.

Lower Disclosure Threshold for Stock Ownership

Generally vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Virtual Meetings

Generally vote FOR management proposals allowing for the convening of hybrid* shareholder meetings if it is clear that it is not the intention to hold virtual-only AGMs. Generally vote AGAINST proposals allowing for the convening of virtual-only* shareholder meetings.

* The phrase “virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively through the use of online technology without a corresponding in-person meeting. The term “hybrid shareholder meeting” refers to an in-person, or physical, meeting in which shareholders are permitted to participate online.

Public Benefit Corporation Proposals

Generally vote FOR management proposals and CASE-BY-CASE on shareholder proposals related to the conversion of the company into a public benefit corporation.

Transact Other Business

Generally vote AGAINST other business when it appears as a voting item.

Administrative Requests

Generally vote FOR non-contentious administrative management requests.

2.	Board of Directors

The board of directors should promote the interests of shareholders by acting in an oversight and/or advisory role; should consist of a majority of independent directors and/or meet local best practice expectations; should be

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composed of directors with diverse backgrounds and perspectives; and should be held accountable for actions and results related to their responsibilities. The board of directors should seek to comply with commonly accepted corporate governance best practices as well as the corporate governance standards that are applicable in their country and state of incorporation. The board of directors should establish committees to oversee areas such as, but not limited to, audit, executive and non-executive compensation, and director nominations and appointments. The responsibilities of the committees should be publicly disclosed.

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis taking into consideration the following:

•	Adequate disclosure has not been provided in a timely manner; or
•	There are clear concerns over questionable finances or restatements; or
•	There have been questionable transactions or conflicts of interest; or
•	There are any records of abuses against minority shareholder interests; or
•	The board fails to meet minimum corporate governance standards; or
•	There are reservations about:
¡	Director terms
¡	Bundling of proposals to elect directors
¡	Disclosure of named nominees
¡	Overboarded directors
¡	Director independence
•	Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or
•

There are other considerations which may include sanction from government or authority, violations of laws and regulations, or other issues relate to improper business practice, failure to replace management, or egregious actions related to service on other boards.

Generally vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.

Generally vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Director Independence—Classification of Directors

Executive Director

•	Employee or executive of the company; and
•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;
•	Any director specifically designated as a representative of a significant shareholder of the company;
•	Any director who is also an employee or executive of a significant shareholder of the company;
•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

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•

Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);
•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
•	Relative of a current employee of the company or its affiliates;
•	Relative of a former executive of the company or its affiliates;
•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
•	Founder/co-founder/member of founding family but not currently an employee;
•	Former executive (a cooling off period may be applied);
•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered; and
•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•	No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Director Accountability

Generally vote AGAINST individual directors who attend less than 75% of the board and committee meetings without a disclosed valid excuse.

Generally, vote FOR the bundled election of management nominees, unless adequate disclosures of the nominees have not been provided in a timely manner or if one or more of the nominees does not meet the expectation of our policy.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, the presence of inappropriate related party transactions, or other issues related to improper business practices.

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

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•	Other egregious governance issues where shareholders may bring legal action against the company or its directors; or
•	Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.

Committee Responsibilities and Expectations

The board of directors should establish committees to oversee areas such as, but not limited to, audit, executive and non-executive compensation, and director nominations and appointments. The responsibilities of the committees should be publicly disclosed.

We generally support incumbent directors, taking into consideration the below factors.

•

Material failures of governance, stewardship, or fiduciary responsibilities at the company, including but not limited to violations of global norms principles and/or other significant global standards;

•	Failure to disclose material information;
•

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (vote against members of the committee of the board that is responsible for the issue under consideration). If we did not support the shareholder proposal, we may still vote against the committee member(s).

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or
•	If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

Audit Committee

Vote CASE-BY-CASE on members of the Audit Committee if poor accounting practices, which rise to a level of serious concern are identified, such as, but not limited to, fraud, misapplication of GAAP, excessive non-audit fees, excessive pledging or hedging of stock by executives, and material weaknesses identified in audit-related disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Remuneration Committee

Vote CASE-BY-CASE on members of the Remuneration Committee, factors considered may include whether:

•	We voted against the company’s MSOP in the previous year, the company’s previous MSOP received significant opposition of votes cast and we are voting against this year’s MSOP;
•	The board implements a MSOP on a less frequent basis than the frequency that received the plurality of votes cast; or
•	The MSOP or equity-based incentive plan proposal item is not on the ballot and the company maintains problematic pay practices.

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Nominating/Governance Committee

Vote CASE-BY-CASE on members of the Nominating/Governance Committee considering if:

•

A company does not meet the board diversity requirements of local listing rules, corporate governance codes, national targets, or the board diversity is significantly below that of the average in its market; provided that company performance, or other factors, will generally be taken into consideration;

•	The level of board independence does not meet the requirements of local regulations, listing rules, corporate governance codes, or local market best practices;
•

At the previous board election, any director received more than 50% withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote; or

•	The board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or could adversely impact shareholders.

Voting on Director Nominees in Contested Elections

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;
•	Strategy of the incumbents versus the dissidents;
•	Independence of board candidates;
•	Experience and skills of board candidates;
•	Governance profile of the company;
•	Evidence of management entrenchment;
•	Responsiveness to shareholders;
•	Whether a takeover offer has been rebuffed; and
•	Whether minority or majority representation is being sought.

Other Board Related Proposals (Management and Shareholder)

Generally vote AGAINST management and shareholder proposals introducing classified boards.

Generally vote AGAINST shareholder proposals regarding mandatory retirement ages for directors.

Generally vote AGAINST management and shareholder proposals to alter board structure or size in the context of a fight for control of the company or the board.

Independent Board Chair (for applicable markets)

We will generally vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	Two-thirds independent board, or majority in countries where employee representation is common practice;
•	A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
•	Fully independent key committees; and/or
•	Established, publicly disclosed, governance guidelines and director biographies/profiles.

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3.	Remuneration

Pay Practices

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of remuneration criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably. Remuneration practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.

If the company maintains problematic or poor pay practices, generally vote:

•	AGAINST Management Say on Pay (MSOP) Proposals, Remuneration Reports; or
•	AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment.

Remuneration Plans

When a disconnect between pay and performance exists, pay practices that may result in a vote AGAINST management proposals on an advisory vote on executive compensation may include:

•	Lack of transparent disclosure of compensation philosophy and goals and targets, including details on short-term and long-term performance incentives;
•	Long term incentive awards consisting of less than 50% performance-based awards;
•	Lack of the board’s response to failed MSOP vote the previous year;
•	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure;
•	Egregious employment or retention contracts;
•	Excessive perquisites or excessive severance and/or change in control provisions; and
•	Extraordinary relocation benefits.

Non-Executive Director Compensation

Generally vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Generally vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Generally vote AGAINST proposals to indemnify auditors.

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Other Remuneration Related Proposals

Vote on other remuneration related proposals on a CASE-BY-CASE basis.

4.	Shareholder Rights and Defenses

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

For the Netherlands, vote recommendations regarding management proposals to approve protective preference shares will be determined on a CASE-BY-CASE basis.

For French companies listed on a regulated market, generally vote AGAINST any general authorities impacting the share capital (i.e. authorities for share repurchase plans and any general share issuances with or without preemptive rights) if they can be used for antitakeover purposes without shareholders’ prior explicit approval.

5.	Strategic Transactions, Capital Structures and other Business Considerations

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;
•	Market reaction;
•	Strategic rationale;
•	Management’s track record of successful integration of historical acquisitions;
•	Presence of conflicts of interest; and
•	Governance profile of the combined company.

Dual Class Structures

Generally vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Generally vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Share Issuance Requests

General Issuances:

Generally vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital or any stricter limit set in local best practice recommendations or law.

Generally vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital or any stricter limit set in local best practice recommendations or law.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

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Increases in Authorized Capital

Generally vote FOR non-specific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding, or any stricter limit set in local best practice recommendations or law.

Generally vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or
•

The increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances or any stricter limit set in local best practice recommendations or law.

Generally vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Generally vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Preferred Stock

Generally vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Generally vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Generally vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Generally vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Generally vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Generally vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

We will generally vote FOR share repurchase programs taking into account whether:

•	The share repurchase program can be used as a takeover defense;
•	There is clear evidence of historical abuse;

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•	There is no safeguard in the share repurchase program against selective buybacks; and
•	Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Generally vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Generally vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;
•	The nature of the asset to be transferred/service to be provided;
•	The pricing of the transaction (and any associated professional valuation);
•	The views of independent directors (where provided);
•	The views of an independent financial adviser (where appointed);
•	Whether any entities party to the transaction (including advisers) is conflicted; and
•	The stated rationale for the transaction, including discussions of timing

6. Other Management and Shareholder Proposals

Overall Approach

Management and shareholder proposals considered under this category could include, among others, requests that a company:

•	Publish a report or additional information related to the company’s business and impact on stakeholders;
•	Disclose policies related to specific business practices and/or services;
•	Conduct third party audits, reports or studies related to the company’s business practices, services and/or impact on stakeholders

When evaluating management and shareholder proposals, the following factors are generally considered:

•	Whether the subject of the proposal is considered to be material to the company’s business;
•	The company’s current level of publicly available disclosure, including if the company already discloses similar information through existing reports or policies;
•

If the company has implemented or formally committed to the implementation of a reporting program based on a recognized industry group standards or recommendations, such as the International Sustainability Standards Board’s Sustainability Accounting Standards, the Sustainability Accounting Standards Board’s (SASB) standards, the European Sustainability Reporting Standards, the Task Force on Climate-related Financial Disclosure’s (TCFD) recommendations, or a similar standard;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;
•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

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•	What other companies in the relevant industry have done in response to the issue addressed in the proposal;
•	Whether the proposal itself is well framed and the cost of preparing the report and/or the implementation is reasonable ;
•	Whether the subject of the proposal is best left to the discretion of the board;
•	Whether the proposal is legally binding for the board;
•	Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward; and
•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Region: Asia Pacific (APAC) Proxy Items

The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to APAC public equity investments of operating and/or holding companies. Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market. For Japan-specific policies, see the Japan Proxy Items section.

1.	Business Items

Financial Results/Director and Auditor Reports

Generally vote FOR approval of financial statements and director and auditor reports, unless:

•	There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered; or
•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Generally vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees unless:

•	There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;
•	There is reason to believe that the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
•	Name of the proposed auditor has not been published;
•	The auditors are being changed without explanation;
•	Non-audit-related fees are substantial, or are in excess of standard annual audit-related fees, or in excess of permitted local limits and guidelines; or
•	The appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Generally vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently low without adequate explanation; or
•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Generally vote FOR most stock (scrip) dividend proposals.

Generally vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

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Amendments to Articles of Association and Company Bylaws

Vote amendments to the articles of association and Company Bylaws on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Generally vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its annual general meeting.

Lower Disclosure Threshold for Stock Ownership

Generally vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Virtual Meetings

Generally vote FOR proposals allowing for the convening of hybrid* shareholder meetings if it is clear that it is not the intention to hold virtual-only AGMs. Generally vote AGAINST proposals allowing for the convening of virtual-only* shareholder meetings.

* The phrase “virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively through the use of online technology without a corresponding in-person meeting. The term “hybrid shareholder meeting” refers to an in-person, or physical, meeting in which shareholders are permitted to participate online.

Transact Other Business

Generally vote AGAINST other business when it appears as a voting item.

Administrative Requests

Generally vote FOR non-contentious administrative management requests.

2.	Board of Directors

The board of directors should promote the interests of shareholders by acting in an oversight and/or advisory role; should consist of a majority of independent directors and/or meet local best practice expectations; should be composed of directors with diverse backgrounds and perspectives; and should be held accountable for actions and results related to their responsibilities. The board of directors should seek to comply with commonly accepted corporate governance best practices as well as the corporate governance standards that are applicable in their country and state of incorporation. The board of directors should establish committees to oversee areas such as, but not limited to, audit, executive and non-executive compensation, and director nominations and appointments. The responsibilities of the committees should be publicly disclosed.

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis taking into consideration the following:

•	Adequate disclosure has not been provided in a timely manner; or
•	There are clear concerns over questionable finances or restatements; or
•	There have been questionable transactions or conflicts of interest; or

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•	There are any records of abuses against minority shareholder interests; or
•	The board fails to meet minimum corporate governance standards; or
•	There are reservations about:
¡	Director terms
¡	Bundling of proposals to elect directors
¡	Disclosure of named nominees
¡	Overboarded directors
¡	Director independence
•	Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or
•

There are other considerations which may include sanction from government or authority, violations of laws and regulations, or other issues relate to improper business practice, failure to replace management, or egregious actions related to service on other boards.

Director Independence—Classification of Directors

Executive Director

•	Employee or executive of the company; and
•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;
•	Any director specifically designated as a representative of a significant shareholder of the company;
•	Any director who is also an employee or executive of a significant shareholder of the company;
•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;
•

Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);
•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
•	Relative of a current employee of the company or its affiliates;
•	Relative of a former executive of the company or its affiliates;
•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
•	Founder/co-founder/member of founding family but not currently an employee;
•	Former executive (a cooling off period may be applied);
•

In markets where local regulations or standards require a maximum tenure, directors with excess tenure will be considered non-independent, except in certain cases where the company discloses a clear justification; and

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

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Independent NED

•	No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Director Accountability

Generally vote AGAINST individual directors who attend less than 75% of the board and committee meetings without a disclosed valid excuse.

Generally, vote FOR the bundled election of management nominees, unless adequate disclosures of the nominees have not been provided in a timely manner or if one or more of the nominees does not meet the expectation of our policy.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, the presence of inappropriate related party transactions, or other issues related to improper business practices

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders may bring legal action against the company or its directors; or
•	Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.

Committee Responsibilities and Expectations

The board of directors should establish committees to oversee areas such as, but not limited to, audit, executive and non-executive compensation, and director nominations and appointments. The responsibilities of the committees should be publicly disclosed.

We generally support incumbent directors, taking into consideration the below factors.

•

Material failures of governance, stewardship, or fiduciary responsibilities at the company, including but not limited to violations of global norms principles and/or other significant global standards;

•	Failure to disclose material information;
•

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;

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•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (vote against members of the committee of the board that is responsible for the issue under consideration). If we did not support the shareholder proposal, we may still vote against the committee member(s).

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or
•	If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

Audit Committee

Vote CASE-BY-CASE on members of the Audit Committee if poor accounting practices, which rise to a level of serious concern are identified, such as, but not limited to, fraud, misapplication of GAAP, excessive non-audit fees, excessive pledging or hedging of stock by executives, and material weaknesses identified in aduti-related disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Generally vote AGAINST Audit Committee members who are classified as promoters or beneficial owners in the company (India).

Remuneration Committee (Australia)

Vote CASE-BY-CASE on members of the Remuneration Committee, factors considered may include whether:

•

We voted against the company’s Remuneration Report in the previous year, the company’s previous Remuneration Report received significant opposition of votes cast and we are voting against this year’s Remuneration Report; or

•	The remuneration structure is widely inconsistent with local market best practices or regulations.

Nominating Committee

Vote CASE-BY-CASE on members of the Nominating/Governance Committee considering if:

•

A company does not meet the board diversity requirements of local listing rules, corporate governance codes, national targets, or the board diversity is significantly below that of the average in its market; provided that company performance, or other factors, will generally be taken into consideration; or

•	The level of board independence does not meet the requirements of local regulations, listing rules, corporate governance codes, or local market best practices.

Voting on Director Nominees in Contested Elections

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;
•	Strategy of the incumbents versus the dissidents;
•	Independence of board candidates;

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•	Experience and skills of board candidates;
•	Governance profile of the company;
•	Evidence of management entrenchment;
•	Responsiveness to shareholders;
•	Whether a takeover offer has been rebuffed; and
•	Whether minority or majority representation is being sought.

Other Board Related Proposals (Management and Shareholder)

Generally vote AGAINST management and shareholder proposals introducing classified boards.

Generally vote AGAINST shareholder proposals regarding mandatory retirement ages for directors.

Generally vote AGAINST management and shareholder proposals to alter board structure or size in the context of a fight for control of the company or the board.

Independent Board Chair (applicable markets)

We will generally vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	Two-thirds independent board, or majority in countries where employee representation is common practice;
•	A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
•	Fully independent key committees; and/or
•	Established, publicly disclosed, governance guidelines and director biographies/profiles.

3.	Remuneration

Pay Practices

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of remuneration criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably. Remuneration practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.

If the company maintains problematic or poor pay practices, generally vote:

•	AGAINST Remuneration Reports; or
•	AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment.

Remuneration Reports (Australia)

Vote CASE-BY-CASE on management proposals for a vote on remuneration reports, considering the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices.

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When a disconnect between pay and performance exists, pay practices that may result in a vote AGAINST management proposals the company’s remuneration report may include:

•	Lack of transparent disclosure of compensation philosophy and goals and targets, including details on short-term and long-term performance incentives;
•	Long term incentive awards consisting of less than 50% performance-based awards;
•	Lack of the board’s response to failed MSOP vote the previous year;
•	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure;
•	Egregious employment or retention contracts;
•	Excessive perquisites or excessive severance and/or change in control provisions; and
•	Extraordinary relocation benefits.

Equity-based / Stock Option Compensation Plans

Vote CASE-BY-CASE on equity compensation plans, considering factors such as:

•	Level of potential dilution (generally within 5% for mature companies and 10% for growth companies, or within local market best practices);
•	Length of vesting period;
•	Appropriate performance hurdles;
•	Adequate disclosure of the remuneration plan;
•	Governance and administration of the remuneration plan; and
•	Any other concerns which may negatively impact shareholder value or alignment of incentives.

Non-Executive Director Compensation

Generally vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Generally vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Generally vote AGAINST proposals to indemnify auditors.

Other Remuneration Related Proposals

Vote on other remuneration related proposals on a CASE-BY-CASE basis.

4.	Shareholder Rights and Defenses

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

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5.	Strategic Transactions, Capital Structures and other Business Considerations

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;
•	Market reaction;
•	Strategic rationale;
•	Management’s track record of successful integration of historical acquisitions;
•	Presence of conflicts of interest; and
•	Governance profile of the combined company.

Dual Class Structures

Generally vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Generally vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Share Issuance Requests

General Issuances:

Generally vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital or any stricter limit set in local best practice recommendations or law (50% in Singapore).

Generally vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital or any stricter limit set in local best practice recommendations or law (15% in Australia, 10% in Hong Kong and Singapore Mainboard).

Generally vote FOR issuance requests without preemptive rights to a maximum of 25% of currently issued capital (India).

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Generally vote FOR non-specific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding, or any stricter limit set in local best practice recommendations or law.

Generally vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or
•

The increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances, or any stricter limit set in local best practice recommendations or law

Generally vote AGAINST proposals to adopt unlimited capital authorizations.

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Reduction of Capital

Generally vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Preferred Stock

Generally vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Generally vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Generally vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Generally vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Generally vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Generally vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

We will generally vote FOR share repurchase programs taking into account whether:

•	The share repurchase program can be used as a takeover defense;
•	There is clear evidence of historical abuse;
•	There is no safeguard in the share repurchase program against selective buybacks; and
•	Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Generally vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Generally vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

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Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;
•	The nature of the asset to be transferred/service to be provided;
•	The pricing of the transaction (and any associated professional valuation);
•	The views of independent directors (where provided);
•	The views of an independent financial adviser (where appointed);
•	Whether any entities party to the transaction (including advisers) is conflicted; and
•	The stated rationale for the transaction, including discussions of timing

6.	Other Management and Shareholder Proposals Overall Approach

Management and shareholder proposals considered under this category could include, among others, requests that a company:

•	Publish a report or additional information related to the company’s business and impact on stakeholders;
•	Disclose policies related to specific business practices and/or services;
•	Conduct third party audits, reports or studies related to the company’s business practices, services and/or impact on stakeholders

When evaluating management and shareholder proposals, the following factors are generally considered:

•	Whether the subject of the proposal is considered to be material to the company’s business;
•	The company’s current level of publicly available disclosure, including if the company already discloses similar information through existing reports or policies;
•

If the company has implemented or formally committed to the implementation of a reporting program based on a recognized industry group standards or recommendations, such as the International Sustainability Standards Board’s Sustainability Accounting Standards, the Sustainability Accounting Standards Board’s (SASB) standards, the European Sustainability Reporting Standards, the Task Force on Climate-related Financial Disclosure’s (TCFD) recommendations, or a similar standard;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;
•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;
•	What other companies in the relevant industry have done in response to the issue addressed in the proposal;
•	Whether the proposal itself is well framed and the cost of preparing the report and/or the implementation is reasonable;
•	Whether the subject of the proposal is best left to the discretion of the board;
•	Whether the proposal is legally binding for the board;
•	Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward; and
•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

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Region: Japan Proxy Items

The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to Japanese public equity investments of operating and/or holding companies. Applying these guidelines is not inclusive of all considerations in the Japanese market.

1.	Operational Items

Financial Results/Director and Auditor Reports

Generally vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or
•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Generally vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;
•	There is reason to believe that the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
•	Name of the proposed auditor has not been published;
•	The auditors are being changed without explanation;
•	Non-audit-related fees are substantial or are in excess of standard annual audit-related fees; or
•	The appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Generally vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently low without adequate explanation; or
•	The payout is excessive given the company’s financial position;

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Generally vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its annual general meeting.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Virtual Meetings

Generally vote AGAINST management proposals allowing for the convening of virtual-only* shareholder meetings.

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* The phrase “virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively through the use of online technology without a corresponding in-person meeting. The term “hybrid shareholder meeting” refers to an in-person, or physical, meeting in which shareholders are permitted to participate online.

2.	Board of Directors and Statutory Auditors

The board of directors should promote the interests of shareholders by acting in an oversight and/or advisory role; should consist of a majority of independent directors and/or meet local best practice expectations; should be composed of directors with diverse backgrounds and perspectives; and should be held accountable for actions and results related to their responsibilities. The board of directors should seek to comply with commonly accepted corporate governance best practices as well as the corporate governance standards that are applicable in this market. The board of directors should establish committees to oversee areas such as, but not limited to, audit, executive and non-executive compensation, and director nominations and appointments. The responsibilities of the committees should be publicly disclosed.

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis taking into consideration the following:.

•	The company’s committee structure: statutory auditor board structure, U.S.-type three committee structure, or audit committee structure; or
•	Adequate disclosure has not been provided in a timely manner; or
•	There are clear concerns over questionable finances or restatements; or
•	There have been questionable transactions or conflicts of interest; or
•	There are any records of abuses against minority shareholder interests; or
•	The board fails to meet minimum corporate governance standards; or
•	There are reservations about:
¡	Director terms
¡	Bundling of proposals to elect directors
¡	Disclosure of named nominees
¡	Overboarded directors
¡	Director independence
•	Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or
•

There are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards.

Generally vote AGAINST top executives when the company has an excessive amount of strategic shareholdings.

Generally vote AGAINST top executives when the company has posted average return on equity (ROE) of less than five percent over the last five fiscal years.

Director Independence—Classification of Directors

Inside Director

•	Employee or executive of the company; and
•	Any director who is not classified as an outside director of the company.

Non-Independent Non-Executive Director (affiliated outsider)

•	Any director specifically designated as a representative of a significant shareholder of the company;

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•	Any director who is/was also an employee or executive of a significant shareholder of the company;
•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, or one of the top 10 shareholders, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%)

•	Individuals who are employees or were previously employed at main lenders/banks of the company;
•	Relative of a current employee of the company or its affiliates;
•	Any director who works or has worked at a company whose shares are held by the company in question as strategic shareholdings (i.e. “cross-shareholdings”)
•	Any director who has served at a company as an outside director for 12 years or more;
•	Any additional relationship or principle considered to compromise independence

Independent Non-Executive Directors (independent outsider)

•	No material connection, either directly or indirectly, to the company other than a board seat.

At companies adopting a board with a statutory auditor committee structure or an audit committee structure, generally vote AGAINST top executives when the board consists of fewer than two independent outside directors or less than 1/3 of the board consists of independent outside directors. Additionally, if the company is a member of the TOPIX 100 index, generally vote AGAINST top executives when less than 1/2 of the board consists of outside directors.

At companies adopting an audit committee structure, generally vote AGAINST affiliated outside directors who are audit committee members.

At companies adopting a U.S.-type three committee structure, generally vote AGAINST members of the Nominating Committee when less than a majority of the board consists of independent outside directors.

At controlled companies adopting board with a statutory auditor structure or an audit committee structure, generally vote AGAINST top executives if the board does not consist of majority independent outside directors.

Director Accountability

Generally vote AGAINST individual outside directors who attend less than 75% of the board and/or committee meetings without a disclosed valid excuse.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, the presence of inappropriate related party transactions, or other issues related to improper business practices

Committee Responsibilities and Expectations

The board of directors should establish committees to oversee areas such as, but not limited to, audit, executive and non-executive compensation, and director nominations and appointments. The responsibilities of the committees should be publicly disclosed.

We generally support incumbent directors, taking into consideration the below factors.

•

Material failures of governance, stewardship, or fiduciary responsibilities at the company, including but not limited to violations of global norms principles and/or other significant global standards;

•	Failure to disclose material information;

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•

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or
•	If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

Generally vote AGAINST members of the Nominating Committee or top executives if the board diversity is significantly below that of the average in its market; provided that company performance, or other factors, will generally be taken into consideration.

Voting on Director Nominees in Contested Elections

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;
•	Strategy of the incumbents versus the dissidents;
•	Independence of board candidates;
•	Experience and skills of board candidates;
•	Governance profile of the company;
•	Evidence of management entrenchment;
•	Responsiveness to shareholders;
•	Whether a takeover offer has been rebuffed;
•	Whether minority or majority representation is being sought.

Other Board Related Proposals (Management and Shareholder)

Generally vote AGAINST management and shareholder proposals introducing classified boards.

Generally vote AGAINST shareholder proposals regarding mandatory retirement ages for directors.

Generally vote AGAINST management and shareholder proposals to alter board structure or size in the context of a fight for control of the company or the board.

Independent Board Chair (applicable markets)

We will generally vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	Two-thirds independent board;
•	A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
•	Fully independent key committees; and/or
•	Established, publicly disclosed, governance guidelines and director biographies/profiles.

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Statutory Auditor Elections

Generally vote AGAINST affiliated outside statutory auditors.

For definition of affiliated outsiders, see “Classification of Directors”

Generally vote FOR management nominees taking into consideration the following:

•	Adequate disclosure has not been provided in a timely manner;
•	There are clear concerns over questionable finances or restatements;
•	There have been questionable transactions or conflicts of interest;
•	There are any records of abuses against minority shareholder interests;
•	The board fails to meet minimum corporate governance standards;
•	Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities;
•	Outside statutory auditor’s attendance at less than 75% of the board and statutory auditor meetings without a disclosed valid excuse; or
•

Unless there are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards.

3.	Compensation

Director Compensation

Generally vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Generally vote AGAINST proposals to introduce retirement bonuses for outside directors and/or outside statutory auditors, unless the amounts are disclosed and are not excessive relative to other companies in the country or industry.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and statutory auditors on a CASE-BY-CASE basis.

Generally vote AGAINST proposals to indemnify auditors.

4.	Shareholder Rights and Defenses

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless certain conditions are met to ensure the proposal is intended to enhance shareholder value, including consideration of the company’s governance structure, the anti-takeover defense duration, the trigger mechanism and governance, and the intended purpose of the antitakeover defense.

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5.	Strategic Transactions and Capital Structures

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions, and third-party share issuance requests, taking into account the following based on publicly available information:

•	Valuation;
•	Market reaction;
•	Strategic rationale;
•	Management’s track record of successful integration of historical acquisitions;
•	Presence of conflicts of interest; and
•	Governance profile of the combined company.

Dual Class Structures

Generally vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Generally vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Increases in Authorized Capital

Generally vote FOR non-specific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding. The increase should also not be intended as a takeover defense.

Generally vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed.

Generally vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Generally vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Preferred Stock

Vote CASE-BY-CASE on any requests to issue or modify preferred shares or other share classes

Share Repurchase Plans

We will generally vote FOR share repurchase programs taking into account whether:

•	The share repurchase program can be used as a takeover defense;
•	There is clear evidence of historical abuse;

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•	There is no safeguard in the share repurchase program against selective buybacks;
•	Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.

6.	Other Management and Shareholder Proposals

Overall Approach

Management and shareholder proposals considered under this category could include, among others, requests that a company:

•	Publish a report or additional information related to the company’s business and impact on stakeholders;
•	Disclose policies related to specific business practices and/or services;
•	Conduct third party audits, reports or studies related to the company’s business practices, services and/or impact on stakeholders

When evaluating management and shareholder proposals, the following factors are generally considered:

•	Whether the subject of the proposal is considered to be material to the company’s business;
•	The company’s current level of publicly available disclosure, including if the company already discloses similar information through existing reports or policies;
•

If the company has implemented or formally committed to the implementation of a reporting program based on a recognized industry group standards or recommendations, such as the International Sustainability Standards Board’s Sustainability Accounting Standards, the Sustainability Accounting Standards Board’s (SASB) standards, the European Sustainability Reporting Standards, the Task Force on Climate-related Financial Disclosure’s (TCFD) recommendations, or a similar standard;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;
•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;
•	What other companies in the relevant industry have done in response to the issue addressed in the proposal;
•	Whether the proposal itself is well framed and the cost of preparing the report and/or the implementation is reasonable;
•	Whether the subject of the proposal is best left to the discretion of the board;
•	Whether the proposal is legally binding for the board;
•	Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward; and
•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

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Proxy Voting Policy and Procedures Last Review Date: February 2025

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1	Overview

1.1	Policy Statement

Where Janus Henderson Investors has been provided voting discretion, it has a responsibility to vote proxies in the best interest of each client. Janus Henderson Investors has adopted this Proxy Voting Policy and Procedures to ensure that proxies are voted in the best interest of clients without regard to any relationship that Janus Henderson Investors or any affiliated person of Janus Henderson Investors may have with the issuer or personnel of the issuer. Subject to specific provisions in a client’s account documentation related to exception voting, Janus Henderson Investors will generally only accept direction from a client to vote proxies for that client’s account pursuant to: 1) the JHI Voting Guidelines; 2) the ISS Benchmark Policy; or 3) the ISS Taft-Hartley Voting Guidelines.

1.2	Key Principles

•	Janus Henderson Investors will vote proxies in the best interest of each client.
•	Janus Henderson Investors will identify and manage any conflicts of interest which might affect a voting decision.
•	Upon request, Janus Henderson Investors will provide clients with the proxy voting record for their accounts.
•

Janus Henderson Investors will publicly disclose proxy votes on matters no longer pending in line with local market requirements or practices and/or where, in Janus Henderson Investors’ view, it is appropriate.

•	Janus Henderson Investors will maintain records supporting its voting decisions.

1.3	Scope

This Policy applies to Janus Henderson Investors and each of the client accounts for which it has proxy voting responsibilities, other than those advised or sub-advised by Kapstream Capital Pty Ltd, Victory Park Capital Advisors, and Privacore Capital.

1.4	Roles and Responsibilities

Portfolio Management. Portfolio Management is responsible for determining how to vote proxies with respect to securities held in the client accounts they manage with input and support from the Responsible Investment and Governance Team, other representatives of Janus Henderson, and the Proxy Voting Service, as applicable. Where Portfolio Management chooses to vote contrary to the Guidelines and as otherwise specified herein, Portfolio Management is required to provide a written rationale sufficient to show why Portfolio Management reasonably believes the voting instruction is in the best interest of the client.

Asset Servicing. Asset Servicing is responsible for administering the proxy voting process as set forth in this Policy. Asset Servicing works with the Proxy Voting Service and is responsible for ensuring that all meeting notices are reviewed against the Guidelines, the ISS Benchmark Policy or the Taft-Hartley Guidelines, and proxy matters are communicated to Portfolio Management for consideration pursuant to this Policy.

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Proxy Voting Committee. The Proxy Voting Committee develops Janus Henderson Investors’ positions on all major corporate issues, maintains and updates the Guidelines, manages conflicts of interest related to proxy voting and oversees the voting process generally, including by reviewing results of diligence on the Proxy Voting Service.

Proxy Voting Service. The Proxy Voting Service provides research services relating to proxy issues. The Proxy Voting Service also assists in certain functions relating to the voting of proxies. Among other things, the Proxy Voting Service is responsible for coordinating with clients’ custodians to ensure that all proxy materials received by the custodians relating to the clients’ portfolio securities are processed in a timely fashion. In addition, the Proxy Voting Service is responsible for submitting Janus Henderson Investors’ votes in accordance with the Guidelines or as otherwise instructed by Janus Henderson Investors and is responsible for maintaining copies of all proxy statements received from issuers and promptly providing such materials to Janus Henderson Investors upon request. The Proxy Voting Service also provides voting disclosure services, including preparing Form N-PX for Janus Henderson Investors and the Proprietary U.S. Funds.

1.5	References

Rule 206(4)-7 of the Investment Advisers Act

Rule 30b1-4 of the Investment Company Act

Rule 239.15 et seq. of the Investment Company Act

Employee Retirement Income Security Act of 1974 (ERISA)

Commission Delegated Regulation (EU) No 231/2013, Article 37

Commission Directive 2010/43/EU, Article 21

FCA COLL 6.6A.6

CSSF Regulation 10-04, Article 23

UN Principles for Responsible Investment

IMAS Singapore Stewardship Principles

SFC Principles of Responsible Ownership

FRC UK Stewardship Code

2	Additional Definitions

Janus Henderson Investors includes all investment advisory subsidiaries of Janus Henderson Group plc, including, but not limited to, Janus Henderson Investors (Australia) Institutional Funds Management Limited, Janus Henderson Investors (Singapore) Limited, Janus Henderson Investors (Japan) Limited, Janus Henderson Investors (Jersey) Limited, Janus Henderson Investors UK Limited, Janus Henderson Investors US LLC, and Tabula Investment Management Limited.1

JHI Proxy Voting Guidelines or the Guidelines refers to the voting guidelines adopted by Janus Henderson Investors and outlined at Appendix A.

Policy means this Proxy Voting Policy and Procedures.

[1]

Janus Henderson Investors US LLC has been designated by the Boards of Trustees of Janus Investment Fund, Janus Aspen Series, Clayton Street Trust, and Janus Detroit Street Trust to vote proxies for the Proprietary U.S. Funds, as applicable while Tabula Investment Management Limited has adopted Janus Henderson Investors US LLC’s Proxy Voting Policy and Procedures.

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Portfolio Management refers to the portfolio managers, assistant portfolio managers, and analysts supporting a given client account.

Proxy Voting Committee or the Committee refers to the Janus Henderson Investors Proxy Voting Committee. The Committee is comprised of representatives from Asset Servicing, Compliance, Operational Risk, Responsible Investment and Governance, and equity portfolio management. Internal legal counsel serves as a consultant to the Committee and is a non-voting member.

Proprietary U.S Funds refer to the series of Janus Investment Fund, Janus Aspen Series, Clayton Street Trust, and Janus Detroit Street Trust.

Proxy Voting Service or ISS refers to Institutional Shareholder Services Inc.

3	Proxy Voting Procedures

3.1	Voting Generally

Where the Guidelines address the proxy matter being voted on, votes will be cast in accordance with the Guidelines unless directed otherwise. Portfolio Management may vote contrary to the Guidelines at their discretion and with a written rationale sufficient to show why Portfolio Management reasonably believes the voting instruction is in the best interest of the client. Where the (1) Guidelines call for Portfolio Management input and/or (2) the proxy matter being voted on relates to a company and/or issue for which the Proxy Voting Service does not have research, analysis and/or a recommendation available, the Proxy Voting Service will refer proxy questions to portfolio management for further instruction. In the event Portfolio Management is unable to provide input on a referred proxy item, Janus Henderson Investors will vote the proxy item consistent with the ISS Benchmark Policy.

Notwithstanding the above, with respect to clients who have instructed Janus Henderson Investors to vote proxies in accordance with the Taft-Hartley Guidelines or the ISS Benchmark Policy, the Proxy Voting Service will cast all proxy votes in strict accordance with those policies.

Janus Henderson relies on pre-populated and/or automated voting. That means the Proxy Voting Service will automatically populate the proxy voting system in accordance with the Guidelines, the Taft- Hartley Guidelines or the ISS Benchmark Policy. For those proxy proposals with a default policy position, the votes will be cast as populated in the system by the Proxy Voting Service unless directed otherwise by Janus Henderson Investors.

From time to time, issuers and/or ballot issue sponsors may publicly report additional information that may be relevant to the application of the Guidelines, the Taft-Hartley Guidelines or the ISS Benchmark Policy or the exercise of discretion by Portfolio Management (“supplemental materials”). To the extent the Proxy Voting Service identifies such supplemental materials, it will review that information and determine whether it has a material effect on the application of the Guidelines, the Taft-Hartley Guidelines, or the ISS Benchmark Policy. The Proxy Voting Service is then responsible for ensuring that any votes pre-populated in the proxy voting system are appropriately updated and Janus Henderson is provided appropriate notice of such changes, including through availability of an updated research report. In all events, the Proxy Voting Service will notify Janus Henderson Investors of any supplemental materials identified so that they can be considered as part of the voting process, including with respect to items requiring Portfolio Management input.

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3.2	Abstentions

Janus Henderson Investors recognises that in certain circumstances the cost to clients associated with casting a proxy vote may exceed the benefits received by clients from doing so. In those situations, Janus Henderson Investors may decide to abstain from voting. For instance, in many countries, shareholders who vote proxies for shares of an issuer are not able to trade in that company’s stock within a given period of time on or around the shareholder meeting date (“share blocking”). In countries where share blocking is practiced, Janus Henderson Investors will only vote proxies if Janus Henderson Investors determines that the benefit of voting the proxies outweighs the risk of not being able to sell the securities. Similarly, in some instances, Janus Henderson Investors may participate in a securities lending program. Generally, if shares of an issuer are on loan, the voting rights are transferred and the lending party cannot vote the shares. In deciding whether to recall securities on loan, Janus Henderson Investors will evaluate whether the benefit of voting the proxies outweighs the cost of recalling them consistent with requirements of applicable securities lending procedures. Furthermore, in circumstances where a client held a security as of record date, but the holdings were sold prior to the shareholder meeting, Janus Henderson Investors may abstain from voting that proxy.

3.3	Funds of Funds

Janus Henderson Investors advises certain accounts that invest in other funds (“funds of funds”) advised by Janus Henderson Investors or its affiliated persons (“underlying funds”). From time to time, a fund of funds may be required to vote proxies for the underlying funds in which it is invested. In those circumstances, there may be a conflict of interest between Janus Henderson Investors and its clients. Except as noted below, to mitigate that conflict, whenever an underlying fund submits a matter to a vote of its shareholders which would otherwise require portfolio manager discretion under the Guidelines, Janus Henderson Investors will generally vote shares in accordance with the recommendation of the Proxy Voting Service. Janus Henderson Investors will generally abstain from voting shares where the Proxy Voting Service does not have a recommendation; although, it may alternatively vote in the same proportion as the votes of the other shareholders in the underlying fund (“echo vote”) in limited cases. Whenever an underlying fund that is a Proprietary U.S. Fund submits a matter to a vote of its shareholders, Janus Henderson Investors will echo vote shares held by a fund-of-funds account or refrain from voting such shares to the extent that cost or other considerations outweigh the benefits of voting such shares.

In addition, certain Proprietary U.S. Funds may invest in exchange-traded funds and other funds advised by unaffiliated persons (“acquired funds,” and each, an “acquired fund”) pursuant to Rule 12d1-4 under the Investment Company Act (“Rule 12d1-4”). To the extent a Proprietary U.S. Fund and its advisory group, as defined in Rule 12d1-4 (“advisory group”), individually or in the aggregate become the holders of (i) more than 25% of the outstanding voting securities of an acquired open- end fund or unit investment trust as a result of a decrease in the outstanding securities of that acquired open-end fund or unit investment trust or (ii) more than 10% of the outstanding voting securities of an acquired registered closed-end management investment company or business development company, Janus Henderson Investors will ensure that the Proprietary U.S. Fund and other funds and accounts in the advisory group echo vote the shares of the acquired fund; provided, however, that in circumstances where all holders of the outstanding voting securities of an acquired fund are required to echo vote pursuant to Rule 12d1-4, a Proprietary U.S. Fund and other funds and accounts in the advisory group will solicit voting instructions from its shareholders with regard to the voting of all proxies with respect to such acquired fund securities and vote such proxies only in accordance with such instructions.

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3.4	Conflicts of Interest

Because the Guidelines, the ISS Benchmark Policy and the Taft-Hartley Guidelines pre-establish voting positions, application of those rules to default positions should, in most cases, adequately address any possible conflicts of interest. For situations where Portfolio Management seeks to exercise discretion when voting proxies, Janus Henderson Investors has implemented additional policies and controls described below to mitigate any conflicts of interest.

Portfolio Management is required to disclose any actual or potential conflicts of interest that may affect its exercise of voting discretion. Actual or potential conflicts of interest include but are not limited to the existence of any communications from the issuer, proxy solicitors or others designed to improperly influence Portfolio Management in exercising its discretion or the existence of significant relationships with the issuer.

Janus Henderson Investors also proactively monitors and tests proxy votes for any actual or potential conflicts of interest. Janus Henderson Investors maintains a list of significant relationships for purposes of assessing potential conflicts with respect to proxy voting, which may include significant intermediaries, vendors or service providers, clients, and other relationships. In the event Portfolio Management votes against the Guidelines with respect to an issuer on the significant relationships list, Asset Servicing will notify the Committee which will review the rationale provided by Portfolio Management. In the event Portfolio Management votes contrary to Proxy Voting Service’s recommendations and with management as to an issuer on the significant relationships list, Asset Servicing will notify the Committee, which will review the rationale provided by Portfolio Management. If the Committee determines the rationale is inadequate, the proxy vote will be cast as in accordance with the Guidelines or as instructed by the Committee. In addition, on a quarterly basis, the Committee reviews all votes that deviate from the Guidelines and assesses the adequacy of Portfolio Management’s stated rationale.

Any personal conflict of interest related to a specific proxy vote should be reported to the Committee prior to casting a vote. In the event a personal conflict of interest is disclosed or identified, the Committee will determine whether that person should recuse himself or herself from the voting determination process. In such circumstances, the proxy vote will be cast in accordance with the Guidelines or as instructed by the head of the applicable investment unit or a delegate. Compliance also reviews all refer votes contrary to the ISS recommendations and with management to identify any undisclosed personal conflicts of interest.

If a proxy vote is referred to the head of the applicable investment unit or a delegate or to the Committee, the decision made and basis for the decision will be documented by the Committee.

To mitigate perceived or potential conflicts of interest, in instances where a proxy is for a Janus Henderson managed fund in which seed or other proprietary capital is invested, Janus Henderson Investors will generally instruct that such shares be voted in the same proportion as other shares are voted with respect to a proposal, subject to applicable legal, regulatory and operational requirements.

4	Reporting, Oversight and Recordkeeping

4.1	Client and Regulatory Reporting

Janus Henderson Investors will provide clients with such information on proxy voting in their accounts as contractually agreed or reasonably requested. Janus Henderson Investors will present this Policy

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and the Guidelines to the boards of trustees of the Proprietary U.S. Funds at least annually and shall provide such other information and reports requested by such boards to fulfill their oversight function.

Janus Henderson Investors will provide other third parties with such information on proxy voting as set forth herein. Janus Henderson Investors will publicly disclose proxy votes on matters no longer pending in line with local market requirements or practices and/or where, in Janus Henderson Investors’ view, it is appropriate. On an annual basis, Janus Henderson Investors will provide proxy voting records for each Proprietary U.S. Fund for the one-year period ending on June 30th on Janus Henderson Investors’ website at www.janushenderson.com/proxyvoting. Such voting record, on Form N-PX, is also available on the SEC’s website at www.sec.gov no later than August 31 of each year.2 Janus Henderson Investors may also privately disclose proxy votes on matters no longer pending where appropriate and consistent with other applicable policy, legal, and regulatory requirements.

Except as noted in this Policy or required by law, Janus Henderson Investors generally does not provide information to anyone on how it voted or intends to vote on any matters still pending. Unless that information has otherwise been made public, Janus Henderson Investors may only confirm to issuers, their agents or other third parties that votes have been cast but not how or how many votes were cast. Notwithstanding the foregoing, Portfolio Management may indicate to issuers, proxy solicitors and proxy advisory firms how they voted or intend to vote in the context of the engagement and investment analysis process. Portfolio Management also may indicate to other shareholders how they voted or intend to vote subject to applicable legal and regulatory requirements.

A complete copy of the Policy is available at www.janushenderson.com.

4.2	Proxy Voting and Proxy Voting Service Oversight

The Committee will ensure sufficient oversight of proxy voting through periodic review of voting decisions, operational issues and conflicts of interest as discussed herein. The Committee will review such information as it deems appropriate to discharge these responsibilities.

In addition, Janus Henderson Investors will conduct periodic due diligence reviews of the Proxy Voting Service via on-site, video, or telephonic meetings and by written questionnaires. As part of this periodic due diligence process, Janus Henderson Investors shall collect information that is reasonably sufficient to support the conclusion that the Proxy Voting Service has the capacity and competency to adequately analyse the matters for which they provide research and voting recommendations. In connection with the periodic due diligence review, Janus Henderson Investors shall consider, among other things, (1) the adequacy and quality of the Proxy Voting Service’s staffing, personnel, and/or technology; (2) disclosure from the Proxy Voting Service regarding its methodologies in formulating voting recommendations; and (3) whether the Proxy Voting Service has adequate policies and procedures to identify, disclose, and address actual and potential conflicts of interest. In further exercise of its oversight responsibility, Janus Henderson Investors shall periodically sample the proxy votes cast on behalf of clients to ensure whether the Guidelines were applied correctly to such votes.

4.3	Record Retention

Janus Henderson Investors will retain proxy statements received regarding client securities, records of votes cast on behalf of clients, records of client requests for proxy voting information and all documents

[2]	Janus Henderson Investors will also provide proxy voting records on say-on-pay issues consistent with requirements of Rule 14Ad-1.

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prepared by Janus Henderson Investors regarding votes cast in contradiction to the Guidelines. In addition, Janus Henderson Investors will retain internally-generated documents that are material to a proxy voting decision, such as the Guidelines, Committee materials and other internal research relating to voting decisions. Proxy statements received from issuers are generally available from the issuer’s, the relevant regulatory authority’s and/or the market place’s websites. They may also be available from the third-party voting service upon request. All materials discussed above will be retained in accordance with any applicable record retention obligations.

5	Amendments

This Policy is subject to review on an annual or more frequent basis by the Committee. In reviewing the Policy, the Committee reviews Janus Henderson Investors’ proxy voting record over the prior year, including exceptions to the Guidelines requested by Portfolio Management to determine whether any adjustments should be made. The Committee also reviews changes to the Guidelines recommended by the Proxy Voting Service, discusses such changes with the Proxy Voting Service, and solicits feedback from Portfolio Management on such changes. Once the Guidelines have been approved by the Committee and clients where required, they are distributed to Asset Servicing and the Proxy Voting Service for implementation.

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APPENDIX A – Proxy Voting Guidelines

Proxy Voting Guidelines

Janus Henderson Investors will generally vote all proxies relating to portfolio securities held in client accounts for which it has been delegated voting authority in accordance with the Policy, including these Guidelines, and the implementation instructions provided to the Proxy Voting Service. Nonetheless, because proxy issues and the circumstances of individual companies are varied, there may be instances when Janus Henderson Investors may not vote in strict adherence to the Guidelines. Portfolio Management is responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and instructing votes contrary to the Guidelines where they reasonably believe that is in the best interest of clients.

Janus Henderson Investors recognises that corporate governance systems vary a great deal between jurisdictions according to factors such as cultural issues, laws and regulations, the extent of shareholder rights, the level of dispersed ownership and the stage of development more generally. In formulating our approach to corporate governance, we are conscious that a “one size fits all” policy is not appropriate. We will therefore seek to vary our voting activities according to the local market and its standards of best practices.

While Janus Henderson Investors has attempted to address the most common issues through the Guidelines, there will be various proxy voting proposals that are not addressed by the Guidelines or that require case-by-case resolution under the Guidelines. In addition, it may not be appropriate to apply certain Guidelines to investment types such as mutual funds, exchange-traded funds, and closed-end funds, in which case Janus Henderson Investors will generally rely on the recommendation of the Proxy Voting Service unless otherwise specified in the Policy. Moreover, there may be various proxy voting proposals as to which the Proxy Voting Service does not have or provide research, analysis and recommendations. For example, the Proxy Voting Service may not provide research, analysis and recommendations for proxy voting proposals of privately-held companies. In such instances, those proposals will be referred to Portfolio Management for resolution. In exercising discretion, Janus Henderson Investors may take into consideration the information and recommendations of the Proxy Voting Service but will vote all proxies based on its own conclusions regarding the best interests of its clients.

In many cases, a security may be held by client accounts managed by multiple portfolio managers. While Janus Henderson Investors generally casts votes consistently across client accounts it manages, different portfolio managers may vote differently on the same matter in the exercise of their discretion. For example, different portfolio managers may reasonably reach different conclusions as to what is in the best interest of their clients based on their independent judgments. In addition, in rare circumstances, an individual portfolio manager may reasonably reach different conclusions as to what is in the best interests of different clients depending on each individual client account’s investment strategy or its objectives.

Directors and Boards

Janus Henderson Investors recognises the diversity of corporate governance models across different markets and does not advocate any one form of board structure. However, it also recognises there are certain key functions which are or should be common across all markets:

•

Reviewing and guiding corporate strategy, major plans of action, risk policy, annual budgets and business plans; setting performance objectives; monitoring implementation and corporate performance; and overseeing major capital expenditures, acquisitions and divestitures;

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•

Monitoring the effectiveness of the company’s governance practices and making changes as needed; Selecting, compensating, monitoring and, where necessary, replacing key executives and overseeing succession planning;

•	Aligning key executive and board compensation with the longer-term interests of the company and its shareholders;
•	Ensuring a formal and transparent board nomination and election process;
•	Monitoring and managing potential conflicts of interest of management, board members and shareholders, including misuse of corporate assets and abuse in related party transactions;
•

Ensuring the integrity of the corporation’s accounting and financial reporting systems, including the independent audit, and that appropriate systems of control are in place, in particular, systems for risk management, financial and operational control, and compliance with the law and relevant standards;

•	Monitoring the quality of relationships with key stakeholders; and
•	Overseeing the process of disclosure and communications.

Boards of directors should include the number and types of qualified directors sufficient to ensure effective discharge of these responsibilities, including independent non-executive directors with appropriate skills, experience, and knowledge. The responsibilities of such non-executive directors should include monitoring and contributing effectively to the strategy and performance of management, staffing key committees of the board, and influencing the conduct of the board as a whole. Consistent with this principle of independence, a board of directors should generally have a non-executive chairperson.

The board of directors should establish audit, compensation, and nomination/succession committees. These should be composed wholly or predominantly of independent directors. Companies should publicly disclose the terms of reference of these committees and give an account to shareholders in an annual report or other regulatory filing of how their responsibilities have been discharged. The chairpersons and members of these committees should be appointed by the board as a whole according to a transparent procedure.

Janus Henderson Investors believes the board of directors, or supervisory board, as an entity, and each of its members, as an individual, is a fiduciary for all shareholders, and should be accountable to the shareholder body as a whole. Each director should therefore generally stand for election on an annual basis.

In recognition of these principles, Janus Henderson Investors has adopted the following default policy positions among others:

Board Classification – Janus Henderson Investors will generally vote against proposals to classify boards of directors and for proposals to declassify boards of directors.

Board Size – Janus Henderson Investors will generally vote in favor of proposals to increase the size of a board of directors so long as the board would retain a majority of independent directors. Janus Henderson Investors will generally vote against proposals to decrease the size of a board of directors which are intended as anti-takeover measures.

Director Independence – Janus Henderson Investors will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Henderson Investors will generally vote in favor of proposals to separate the role of the chairman from the role of the CEO.

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Director Indemnification – Janus Henderson Investors will generally vote in favor of proposals regarding director or officer indemnification arrangements provided such provisions are not deemed excessive or inappropriate.

Uncontested Elections –Janus Henderson Investors will generally vote in favor of director candidates that result in the board having a majority of independent directors and oppose director candidates that result in the board not having a majority of independent directors. After taking into consideration country-specific practices, Janus Henderson Investors will generally vote in favor of individual director candidates unless:

•	they attend less than 75% of the board and committee meetings without a valid excuse;
•	they ignore or otherwise fail to respond appropriately to shareholder proposals receiving majority shareholder support;
•	they are not responsive to advisory votes on executive compensation matters;
•	they fail to provide appropriate oversight of company’s risk management practices;
•	they are non-independent directors and sit on the audit, compensation or nominating committees;
•	they are non-independent directors and the board does not have an audit, compensation, or nominating committee;
•	they are audit committee members and the non-audit fees paid to the auditor are excessive;
•	they are audit committee members and poor accounting practices rise to a level of serious concern, or other serious issues surrounding the audit process or arrangement exist;
•	they serve as directors on an excessive number of boards;
•	they are compensation committee members and the company has poor compensation practices;
•	they adopt a long term poison pill without shareholder approval or make material adverse changes to an existing poison pill;
•

they are the chair of the nominating committee, or are otherwise responsible for the nomination process, of a board that does not have a minimum level of female directors, and the company has not provided a sufficient explanation for its lack of gender diversity;

•

they are the chair of the nominating committee, or are otherwise responsible for the nomination process, of a board that does not have any apparent racial/ethnic diversity, and the company has not provided a sufficient explanation for its lack of racial/ethnic diversity;

•

they are the chair of the responsible committee of a company that is a significant greenhouse gas emitter[3] where such company is not taking minimum steps needed to understand, assess, and mitigate risks related to climate change;

•	they amend the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders
•	the company employs a capital structure with unequal voting rights; and/or
•

they are the chair of the nominating committee, or are otherwise responsible for the nomination process, of a board where director(s) remain on the board after having received less than the majority of votes cast in the prior election and the company has not provided a sufficient explanation for continuing with such director(s).

Contested Elections – Janus Henderson Investors will generally evaluate proposals relating to contested director candidates on case-by-case basis.

[3]	Janus Henderson Investors will apply the same definition as used by the Proxy Voting Service.

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Cumulative Voting – Janus Henderson Investors will generally vote in favor of proposals to adopt cumulative voting unless otherwise recommended by the Proxy Voting Service.

Auditors and Accounting Issues

Janus Henderson Investors believes boards of directors should maintain robust structures and processes to ensure sound internal controls and to oversee all aspects of relationships with auditors. Boards of directors should generally have appropriately constituted audit committees with sufficient levels of financial expertise in accordance with prevailing legislation or best practice. The audit committee should ensure that the company gives a balanced and clear presentation of its financial position and prospects and clearly explains its accounting principles and policies. The audit committee should ensure that the independence of the external auditors is not compromised by conflicts of interest (e.g., financial conflicts arising from the award of non-audit assignments).

In recognition of these principles, Janus Henderson Investors has adopted the following default policy positions among others:

Uncontested Auditors – Janus Henderson Investors will generally vote in favor of proposals to approve external or statutory auditors and auditor compensation unless:

•	the auditor has a financial interest in or association with the company and is therefore not independent;
•	fees for non-audit services are excessive;
•	there is reason to believe the auditor has rendered an opinion which may be neither accurate nor indicative of the company’s financial position;
•	the auditor is being changed without explanation; or
•	the auditor is not identified by name.

Contested Auditors – Janus Henderson Investors will evaluate proposals relating to contested auditors on a case-by-case basis.

Compensation Issues

Janus Henderson Investors believes compensation of executive directors and key executives should be aligned with the interests of shareholders. Performance criteria attached to share-based compensation should be demanding. Requirements for directors and senior executives to acquire and retain company shares that are meaningful in the context of their cash compensation are also appropriate. The design of senior executives’ contracts should not commit companies to ‘payment for failure’. Boards should pay attention to minimising this risk when drawing up contracts and to resist pressure to concede excessively generous severance conditions. Any share-based compensation should be subject to shareholder approval.

Companies should disclose in each annual report or proxy statement the board’s policies on executive compensation (and preferably the compensation of individual board members and top executives), as well as the composition of such compensation so that investors can judge whether corporate pay policies and practices are appropriately designed.

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APPENDIX A – Proxy Voting Guidelines

Broad-based employee share ownership plans or other profit-sharing programs are effective market mechanisms that promote employee participation. When reviewing whether to support proposed new share schemes, we place particular importance on the following factors:

•	The overall potential cost of the scheme, including the level of dilution;
•	The issue price of share options relative to the market price;
•	The use of performance conditions aligning the interests of participants with shareholders;
•	The holding period (i.e., the length of time from the award date to the earliest date of exercise); and
•	The level of disclosure.

In recognition of these principles, Janus Henderson Investors has adopted the following default policy positions among others:

Executive and Director Equity-Based Compensation Plans – Janus Henderson Investors will generally vote in favor of equity-based compensation plans unless they create an inconsistent relationship between long-term share performance and compensation, do not demonstrate good stewardship of investors’ interests, or contain problematic features. Janus Henderson Investors considers the following, non-exhaustive list of practices to be problematic and generally votes against plans or amendments to plans that:

•	provide for re-pricing of underwater options;
•	provide for automatic replenishment (“evergreen”) or reload options;
•	create an inconsistent relationship between long term share performance and compensation increases; and/or
•	are proposed by management and do not demonstrate good stewardship of investors’ interests regarding executive compensation or are a vehicle for poor compensation practices.

Janus Henderson Investors will generally vote against proposals permitting material amendments to equity-based compensation plans without shareholder approval.

Long-Term Ownership – Janus Henderson Investors will generally vote in favor of proposals intended to increase long-term stock ownership by executives, officers, and directors. These may include:

•	requiring executive officers and directors to hold a minimum amount of stock in the company;
•	requiring stock acquired through exercised options to be held for a certain period of time; and
•	using restricted stock grants instead of options.

Director and Officer Loans – Janus Henderson Investors will generally oppose proposals requesting approval of loans to officers, executives, and board members of an issuer.

Say-on-Pay – Janus Henderson Investors will generally vote in favor of annual advisory votes on executive compensation (say-on-pay frequency). Janus Henderson Investors will generally vote with management on advisory votes on executive compensation (say-on-pay) unless Janus Henderson Investors determines problematic pay practices are maintained.

Executive Severance Agreements – Janus Henderson Investors will generally evaluate proposals to approve or cancel executive severance agreements on a case-by-case basis. Janus Henderson Investors will generally vote in favor of proposals to require executive severance agreements to be submitted for shareholder approval unless the proposal requires shareholder approval prior to entering into employment contracts.

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APPENDIX A – Proxy Voting Guidelines

Employee Stock Option Plans (ESOP) and Stock Purchase Plans (ESPP) – Janus Henderson Investors will generally vote in favor of proposals relating to ESOPs and ESPPs unless the shares purchased through the plans are discounted more than the market norm, the shares allocated to the plans are excessive, and/or the plans contain other problematic features.

Option Expensing and Repricing – Janus Henderson Investors will generally vote in favor of proposals requiring the expensing of options. Janus Henderson Investors will generally vote against proposals providing for the repricing of options.

Capitalisation, Issuances, Transactions, Shareholder Rights, and Other Corporate Matters

Janus Henderson Investors believes all shareholders should be treated equitably. Companies’ ordinary shares should provide one vote for each share, and companies should act to ensure the owners’ rights to vote.

Any major strategic modifications to the core businesses of a company should not be made without prior shareholder approval. Equally, any major corporate changes, which in substance or effect, materially dilute the equity or erode the economic interests or share ownership rights of existing shareholders should not be made without prior shareholder approval of the proposed change. Such changes may include but are not limited to modifications to articles or bylaws and the implementation of shareholder rights plans or so called “poison pills.”

We will not support proposals that have the potential to reduce shareholder rights, such as significant open-ended authorities to issue shares without pre-emption rights or anti-takeover proposals, unless companies provide a compelling rationale for why they are in shareholder interests.

In recognition of these principles, Janus Henderson Investors has adopted the following default policy positions among others:

Capital Stock – Subject to local market standards, Janus Henderson Investors will generally vote in favor of proposals seeking to increase the number of shares of common or preferred stock authorized for issue unless the company does not adequately justify the need for the additional shares. Janus Henderson Investors will generally vote against proposals to authorize preferred stock whose voting, conversion, dividend, and other rights are determined at the discretion of the board of directors when the stock is issued (“blank check stock”). Janus Henderson Investors will generally vote against proposals for different classes of stock with different voting rights.

Stock Splits – Janus Henderson Investors will generally vote in favor of proposals to split shares unless they negatively affect the ability to trade shares or the economic value of a share.

Share Issuances - Janus Henderson Investors will generally vote in favor of proposals related to share issuances with and without preemptive rights, provided that voting in favor of such proposals is consistent with local market standards, such proposals are not considered excessive in the context of the issuer and such proposals do not provide for different levels of voting rights.

Debt Issuances – Janus Henderson Investors will generally evaluate proposals regarding the issuance of debt, including convertible debt, on a case- by-case basis.

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APPENDIX A – Proxy Voting Guidelines

Mergers, Acquisitions and Other Significant Corporate Transactions – Janus Henderson Investors will generally evaluate proposals regarding acquisitions, mergers, related party transactions, tender offers, or changes in control on a case-by-case basis, including any related proposals such as share issuances or advisory votes on golden parachutes.

Reorganization, Restructuring and Liquidation – Janus Henderson Investors will generally evaluate plans of reorganization, restructuring and liquidation on a case-by-case basis.

Shareholder Rights Plans and Other Anti-Takeover Mechanisms – Janus Henderson Investors will generally vote against shareholder rights plans or other proposals designed to prevent or obstruct corporate takeovers (includes poison pills), unless such measures are proposed in a transparent and independent fashion and designed primarily as a short-term means to protect a tax benefit, or are structured in such a way that they give shareholders the ultimate decision on any proposal or offer. This general policy supersedes any other more specific policy to the contrary.

Change in Jurisdiction of Incorporation or Organization - Janus Henderson Investors will generally vote in favor of proposals regarding changes in the jurisdiction of incorporation or organization of an issuer.

Confidential Voting – Janus Henderson Investors will generally vote in favor of proposals to provide for confidential voting and independent tabulation of voting results.

Supermajority Voting – Janus Henderson Investors will generally vote against proposals to provide for supermajority voting (e.g., to approve acquisitions or mergers).

Special Meetings – Janus Henderson Investors will generally vote in favor of management proposals to allow shareholders to call special meetings. Janus Henderson Investors will generally vote in favor of shareholder proposals to allow shareholders to call special meetings, unless such right is already provided at a level consistent with local best practice and the shareholder proposal would further reduce the required threshold. Such proposals will be evaluated on a case-by-case basis.

Written Consents – Janus Henderson Investors will generally vote in favor of management proposals to allow action by shareholders’ written consent. Where supported by the Proxy Voting Service, Janus Henderson Investors will generally evaluate shareholder proposals to allow action by shareholders’ written consent on a case-by-case basis; otherwise, Janus Henderson will generally vote against proposals to allow action by shareholders’ written consent.

Proxy Access – Janus Henderson Investors will generally evaluate proposals related to proxy access on a case-by-case basis.

Environmental and Social Issues

Janus Henderson Investors believes that good management of stakeholder relationships contributes to business success and long-term shareholder value. These stakeholders include not only shareholders but also employees, consumers, debtholders, business partners, neighbors, and the wider global community. Janus Henderson Investors also recognises the importance of environmental issues such as climate change and social issues such as diversity & inclusion to all these stakeholder groups.

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APPENDIX A – Proxy Voting Guidelines

As a fiduciary for its clients, Janus Henderson Investors is primarily concerned with the impact of proposals on a company’s performance and economic value. Janus Henderson Investors recognises that environmental and social issues are associated with risks, costs and benefits which can have a significant impact on company performance over the short and long term. When evaluating the merits of proposals on environmental and social issues, Janus Henderson Investors will weigh the risks, costs, and benefits of supporting the proposals against those presented by alternatives, including potentially seeking similar outcomes through direct engagement activities with management. Janus Henderson Investors will generally support management proposals addressing environmental and social issues unless we identify significant weaknesses relative to market practice or peers. Janus Henderson Investors will generally support shareholder proposals addressing environmental and social issues where we identify significant areas of weakness or deficiency relative to peers and/or industry best practices or feel that management has failed to adequately respond to shareholder concerns.

Miscellaneous, Administrative and Routine Items

Janus Henderson Investors believes that management should generally have discretion to make certain types of decisions, including how to use existing capital. In addition, in certain jurisdictions, shareholder approval of certain routine or administrative matters may be required. On these types of issues, Janus Henderson Investors will generally defer to management unless it believes these decisions are not being made, or these actions are not being taken, in good faith.

In recognition of these principles, Janus Henderson Investors has adopted the following default policy positions among others:

Dividends – Janus Henderson Investors will generally vote in favor of management proposals relating to the issuance of dividends. Janus Henderson Investors will generally evaluate shareholder proposals relating to the issuance of dividends on a case-by-case basis.

Share Repurchase Plans - Janus Henderson Investors will generally vote in favor of management proposals regarding share repurchases. Janus Henderson Investors will generally evaluate shareholder proposals relating to share repurchases on a case-by-case basis.

“Other Business” – Janus Henderson Investors will generally vote against proposals to approve “other business” when it appears as a voting item.

Designation of Exclusive Forum - Janus Henderson Investors will generally vote in favor of proposals designating an exclusive forum in federal court or Delaware state court (for companies organised in Delaware). Janus Henderson Investors will generally evaluate proposals designating an exclusive forum in other jurisdictions on a case- by-case basis.

Proposals Outside the Guidelines

For proposals not specifically addressed by the Guidelines, Janus Henderson Investors generally provides implementation instructions to the Proxy Voting Service consistent with the principles and approaches outlined herein. Those instructions will frequently utilise or leverage the research and vote recommendations from the Proxy Voting Service. For proposals not specifically addressed by the Guidelines or the implementation instructions, or where Proxy Voting Service does not have research, analysis, and/or a recommendation available, Janus Henderson Investors will generally evaluate such proposals on a case-by-case basis.

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MASSACHUSETTS FINANCIAL SERVICES COMPANY

PROXY VOTING POLICIES AND PROCEDURES

January 1, 2025

At MFS Investment Management, our core purpose is to create value responsibly. In serving the long-term economic interests of our clients, we rely on deep fundamental research, risk awareness, engagement, and effective stewardship to generate long-term risk-adjusted returns for our clients. A core component of this approach is our proxy voting activity. We believe that robust ownership practices can help protect and enhance long-term shareholder value. Such ownership practices include diligently exercising our voting rights as well as engaging with our issuers on a variety of proxy voting topics. We recognize that environmental, social and governance (“ESG”) issues may impact the long-term value of an investment, and, therefore, we consider ESG issues in light of our fiduciary obligation to vote proxies in what we believe to be in the best long- term economic interest of our clients.

MFS Investment Management and its subsidiaries that perform discretionary investment activities (collectively, “MFS”) have adopted these proxy voting policies and procedures (“MFS Proxy Voting Policies and Procedures”) with respect to securities owned by the clients for which MFS serves as investment adviser and has been delegated the power to vote proxies on behalf of such clients. These clients include pooled investment vehicles sponsored by MFS (an “MFS Fund” or collectively, the “MFS Funds”).

Our approach to proxy voting is guided by the overall principle that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of our clients for which we have been delegated with the authority to vote on their behalf, and not in the interests of any other party, including company management or in MFS’ corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships. These Proxy Voting Policies and Procedures include voting guidelines that govern how MFS generally will vote on specific matters as well as how we monitor potential material conflicts of interest on the part of MFS that could arise in connection with the voting of proxies on behalf of MFS’ clients.

Our approach to proxy voting is guided by the following additional principles:

1.

Consistency in application of the policy across multiple client portfolios: While MFS generally seeks a single vote position on the same matter when securities of an issuer are held by multiple client portfolios, MFS may vote differently on the matter for different client portfolios under certain circumstances. For example, we may vote differently for a client portfolio if we have received explicit voting instructions to vote differently from such client for its own account. Likewise, MFS may vote differently if the portfolio management team responsible for a particular client account believes that a different voting instruction is in the best long-term economic interest of such account.

2.	Consistency in application of policy across shareholder meetings in most instances: As a general matter, MFS seeks to vote consistently on similar proxy proposals across all shareholder meetings. However, as many proxy proposals (e.g., mergers, acquisitions, and shareholder proposals) are analyzed on a case-by-case basis in light of the relevant facts and circumstances of the issuer and proposal MFS may vote similar proposals differently at different shareholder meetings. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

3.

Consideration of company specific context and informed by engagement: As noted above MFS will seek to consider a company’s specific context in determining its voting decision. Where there are significant, complex or unusual voting items we may seek to engage with a company before making the vote to further inform our decision. Where sufficient progress has not been made on a particular issue of engagement, MFS may determine a vote against management is warranted to reflect our concerns and encourage change in the best long-term economic interests of our clients for which MFS has been delegated with the authority to vote on their behalf.

4.

Clear decisions to best support issuer processes and decision making: To best support improved issuer decision making we strive to generally provide clear decisions by voting either For or Against each item. We may however vote to Abstain in certain situations if we believe a vote either For or Against may produce a result not in the best long-term economic interests of our clients.

5.

Transparency in approach and implementation: In addition to the publication of the MFS Proxy Voting Policies and Procedures on our website, we are open to communicating our vote intention with companies, including ahead of the annual meeting. We may do this proactively where we wish to make our view or corresponding rationale clearly known to the company. Our voting data is reported to clients upon request and publicly on a quarterly and annual basis on our website (under Proxy Voting Records & Reports). For more information about reporting on our proxy voting activities, please refer to Section F below.

A.	VOTING GUIDELINES

The following guidelines govern how MFS will generally vote on specific matters presented for shareholder vote. These guidelines are not exhaustive, and MFS may vote on matters not identified below. In such circumstances, MFS will be governed by its general policy to vote in what MFS believes to be in the best long-term economic interest of its clients.

These guidelines are written to apply to the markets and companies where MFS has significant assets invested. There will be markets and companies, such as controlled companies and smaller markets, where local governance practices are taken into consideration and exceptions may need to be applied that are not explicitly stated below. There are also markets and companies where transparency and related data limit the ability to apply these guidelines.

Board structure and performance

MFS generally supports the election and/or discharge of directors proposed by the board in uncontested or non-contentious elections, unless concerns have been identified, such as in relation to:

Director independence

MFS believes that good governance is enabled by a board with at least a simple majority of directors who are “independent” (as determined by MFS in its sole discretion)1 of management, the company and each other. MFS may not support the non-independent nominees, or other relevant director (e.g., chair of the board or the chair of the nominating committee), where insufficient independence is identified and determined to be a risk to the board’s and/or company’s effectiveness.

As a general matter we will not support a nominee to a board if, as a result of such nominee being elected to the board, the board will consist of less than a simple majority of members who are “independent.” However, there are also governance structures and markets where we may accept lower levels of independence, such as companies required to have non-shareholder representatives on the board, controlled companies, and companies in certain markets. In these circumstances we generally expect the board to be at least one-third independent or at least half of shareholder representatives to be independent, and as a general matter we will not support the nominee to the board if as a result of such nominee’s election these expectations are not met. In certain circumstances, we may not support another relevant director’s election. For example, in Japan, we will generally not support the most senior director where the board is not comprised of at least one-third independent directors or is not majority independent for those companies listed on the Prime Market with a controlling shareholder.

MFS also believes good governance is enabled by a board whose key committees, in particular audit, nominating and compensation/remuneration, consist entirely of “independent” directors. For Canada and US companies, MFS generally votes against any non-independent nominee that would cause any of the audit, compensation, nominating committee to not be fully independent. For Australia, Benelux, Ireland, New Zealand, Switzerland, and UK companies MFS generally votes against any non-independent nominee that would cause the audit or compensation/remuneration committee to not be fully independent. For Korea companies, MFS generally votes against any non-independent nominee or other relevant director that would cause the audit committee to not be fully independent, would result in the chair of the nominating and compensation/remuneration committee to not be independent, or would cause the nominating and compensation/remuneration committees to be less than majority independent. In other markets MFS generally votes against non-independent nominees or other relevant director if a majority of committee members or the chair of the audit committee are not independent. However, there are also governance structures (e.g.,

1 MFS’ determination of “independence” may be different than that of the company, the exchange on which the company is listed, or of a third party (e.g., proxy advisory firm).

controlled companies or boards with non-shareholder representatives) and markets where we may accept lower levels of independence for these key committees.

While there are currently markets where we accept lower levels of independence, we expect to expand these independence guidelines to all markets over time.

Independent chairs

MFS believes boards should include some form of independent leadership responsible for amplifying the views of independent directors and setting meeting agendas, and this is often best positioned as an independent chair of the board or a lead independent director. We review the merits of a change in leadership structure on a case-by-case basis.

Tenure in leadership roles

We may vote against a chair who is designated independent, or a lead independent director whose overall tenure on the board equals or exceeds twenty (20) years, if progress on refreshment is not made or being considered by the company’s board or we identify other concerns that suggest more immediate refreshment is necessary, such as the director’s role on a key committee.

Overboarding

All directors on a board should have sufficient time and attention to fulfil their duties and play their part in achieving effective oversight, both in normal and exceptional circumstances.

MFS may also vote against any director if we deem such nominee to have board or committee roles or other outside time commitments that we believe would impair their ability to dedicate sufficient time and attention to their director role.

As a general guideline, MFS will generally vote against a director’s election if they:

•

Are not a CEO or executive chair of a public company but serve on more than four (4) public company boards in total at US companies and more than five (5) public boards for companies in other non-US markets.

•

Are a CEO or executive chair of a public company and serve on more than two (2) public company boards in total at US companies and two (2) outside public company boards for companies in non-US markets. In these cases, MFS would likely only apply a vote against at the meetings of the companies where the director is non-executive.

MFS may consider exceptions to this guideline if: (i) the company has disclosed the director’s plans to step down from the number of public company boards exceeding the above limits, as applicable, within a reasonable time; or (ii) the director exceeds the permitted number of public company board seats solely due to either his/her board service on an affiliated company (e.g., a subsidiary), or service on more than one investment company within the same investment company complex (as defined by applicable law), or iii) after engagement we believe the director’s ability to dedicate sufficient time and attention is not impaired by the external roles.

Diversity

MFS believes that a well-balanced board with diverse perspectives is a foundation for sound corporate governance, and this is best spread across the board rather than concentrated in one or a few individuals. We take a holistic view on the dimensions of diversity that can lead to diversity of perspectives and stronger oversight and governance.

Gender diversity is one such dimension and where good disclosure and data enables a specific expectation and voting guideline.

On gender representation specifically MFS wishes to see companies in all markets achieve a consistent minimum representation of women of at least a third of the board, and we are likely to increase our voting guideline towards this over time.

Currently, where data is available, MFS will generally vote against the chair of the nominating and governance committee or other most relevant position at any company whose board is comprised of an insufficient representation of directors who are women for example:

•	At US, Canadian, European, Australian, New Zealand companies: less than 24%.
•	At Brazilian companies: less than 20%.
•	At Chinese, Hong Kong, Indian, Japanese, Korean, other Latin American companies: less than 10%.

As a general matter, MFS will vote against the chair of the nominating committee of US S&P 500 companies and UK FTSE 100 companies that have failed to appoint at least one director who identifies as either an underrepresented ethnic/racial minority or a member of the LGBTQ+ community.

MFS may consider exceptions to these guidelines if we believe that the company is transitioning towards these goals or has provided clear and compelling reasons for why they have been unable to comply with these goals.

For other markets, we will engage on board diversity and may vote against the election of directors where we fail to see progress.

Board size

MFS believes that the size of the board can have an effect on the board’s ability to function efficiently and effectively. While MFS may evaluate board size on a case-by-case basis, we will typically vote against the chair of the nominating and governance committee in instances where the size of the board is greater than sixteen (16) members. An exception to this is companies with requirements to have equal representation of employees on the board where we expect a maximum of twenty (20) members.

Other concerns related to director election:

MFS may also not support some or all nominees standing for election to a board if we determine:

•	There are concerns with a director or board regarding performance, governance or oversight, which may include:
o

Clear failures in oversight or execution of duties, including the identification, management and reporting of material risks and information, at the company or any other at which the nominee has served. This may include climate-related risks;

o

A failure by the director or board of the issuer to take action to eliminate shareholder unfriendly provisions in the issuer’s charter documents, or the introduction of shareholder unfriendly provisions or actions; or

o	Allowing the hedging and/or significant pledging of company shares by executives.
•	A director attended less than 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials or other annual governance reporting;
•	The board or relevant committee has not adequately responded to an issue that received a significant vote against management from shareholders;
•

The board has implemented a poison pill without shareholder approval since the last annual meeting and such poison pill is not on the subsequent shareholder meeting’s agenda (including those related to net-operating loss carry-forwards); or

•	In Japan, the company allocates a significant portion of its net assets to cross-shareholdings.

Unless the concern is commonly accepted market practice, MFS may also not support some or all nominees standing for election to a nominating committee if we determine (in our sole discretion) that the chair of the board is not independent and there is no strong lead independent director role in place, or an executive director is a member of a key board committee.

Where individual directors are not presented for election in the year MFS may apply the same vote position to votes on the discharge of the director. Where the election of directors is bundled MFS may vote against the whole group if there is concern with an individual director and no other vote related to that director.

Proxy contests

From time to time, a shareholder may express alternative points of view in terms of a company’s strategy, capital allocation, or other issues. Such a shareholder may also propose a slate of director nominees different than the slate of director nominees proposed by the company (a “Proxy Contest”). MFS will analyze Proxy Contests on a case-by-case basis, taking into consideration the track record and current recommended initiatives of both company management and the dissident shareholder(s). MFS will support the director nominee(s) that we believe is in the best, long-term economic interest of our clients.

Other items related to board accountability:

Majority voting for the election of directors: MFS generally supports reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections).

Declassified boards: MFS generally supports proposals to declassify a board (i.e., a board in which only a sub-set of board members is elected each year) for all issuers other than for certain closed-end investment companies. MFS generally opposes proposals to classify a board for issuers other than for certain closed-end investment companies.

The right to call a special meeting or act by written consent:

MFS believes a threshold of 15-25% is an appropriate balance of shareholder and company interests, with thresholds of 15% for large and widely held companies.

MFS will generally support management proposals to establish these rights where they do not currently exist. MFS will generally support shareholder proposals to adjust existing rights to within the thresholds described above. MFS may also support shareholder proposals to establish the right at a threshold of 10% or above if no existing right exists and no right is presented for vote by management within the threshold range described above.

MFS will support shareholder proposals to establish the right to act by majority written consent if shareholders do not have the right to call a special meeting at the thresholds described above or lower.

Proxy access: MFS believes that the ability of qualifying shareholders to nominate a certain number of directors on the company’s proxy statement (“Proxy Access”) may have corporate governance benefits. However, such potential benefits must be balanced by its potential misuse by shareholders. Therefore, MFS generally supports Proxy Access proposals at U.S. issuers that establish ownership criteria of 3% of the company held continuously for a period of 3 years. In our view, such qualifying shareholders should have the ability to nominate at least 2 directors. We also believe companies should be mindful of imposing any undue impediments within their bylaws that may render Proxy Access impractical, including re-submission thresholds for director nominees via Proxy Access.

Items related to shareholder rights:

Anti-takeover measures: In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders. These types of proposals take many forms, ranging from “poison pills” and “shark repellents” to super-majority requirements. While MFS may consider the adoption of a prospective “poison pill” or the continuation of an existing “poison pill” on a case-by-case basis, MFS generally votes against such anti-takeover devices.

MFS will consider any poison pills designed to protect a company’s net-operating loss carryforwards on a case-by-case basis, weighing the accounting and tax benefits of such a pill against the risk of deterring future acquisition candidates. MFS will also consider, on a case-by-case basis, proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

MFS generally supports proposals that seek to remove governance structures that insulate management from shareholders. MFS generally votes for proposals to rescind existing “poison pills” and proposals that would require shareholder approval to adopt prospective “poison pills.”

Cumulative voting: MFS generally opposes proposals that seek to introduce cumulative voting and supports proposals that seek to eliminate cumulative voting. In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS’ clients as minority shareholders.

One-share one-vote: As a general matter, MFS supports proportional alignment of voting rights with economic interest and may not support a proposal that deviates from this approach. For companies listing with multiple share classes or other forms of disproportionate control are in place, we expect these to have sunset provisions of generally no longer than seven years after which the structure becomes single class one-share one-vote.

Reincorporation and reorganization proposals: When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. MFS generally votes with management in regard to these types of proposals, however, if MFS believes the proposal is not in the best long-term economic interests of its clients, then MFS may vote against management (e.g., the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers).

Other business: MFS generally votes against “other business” proposals as the content of any such matter is not known at the time of our vote.

Items related to capitalization proposals, capital allocation and corporate actions:

Issuance of stock: There are many legitimate reasons for the issuance of stock. Nevertheless, as noted below under “Stock Plans,” when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g., by more than approximately 10-15%), MFS generally votes against the plan.

MFS typically votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a “blank check”) because the unexplained authorization could work as a potential anti-takeover device. MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is excessive or not warranted. MFS will consider the duration of the authority and the company’s history in using such authorities in making its decision.

Repurchase programs: MFS generally supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis. Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

Mergers, acquisitions & other special transactions: MFS considers proposals with respect to mergers, acquisitions, sale of company assets, share and debt issuances and other transactions that have the potential to affect ownership interests on a case-by-case basis. When analyzing such proposals, we use a variety of materials and information, including our own internal research as well as the research of third-party service providers.

Independent Auditors

MFS generally supports the election of auditors but may determine to vote against the election of a statutory auditor and/or members of the audit committee in certain markets if MFS reasonably believes that the statutory auditor is not truly independent, sufficiently competent or there are concerns related to the auditor’s work or opinion. To inform this view, MFS may evaluate the use of non-audit services in voting decisions when the percentage of non-audit fees to total auditor fees exceeds 40%, in particular if recurring.

Executive Compensation

MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives. We seek compensation plans that are geared towards durable long-term value creation and aligned with shareholder interests and experience, such as where we believe:

•	The plan is aligned with the company’s current strategic priorities with a focused set of clear, suitably ambitious and measurable performance conditions;

o

Practices of concern may include an incentive plan without financial performance conditions, without a substantial majority weighting to quantitative metrics or that vests substantially below median performance.

•	Meaningful portions of awards are paid in shares and based on long performance periods (e.g., at least three years);

o	Practices of concern may include low executive share ownership in the context of total pay and tenure.

•	Awards and potential future awards, reflect the nature of the business, value created and the executive’s performance;

o	Practices of concern may include large windfall gains or award increases without justification.

•	Awards are fair, not detrimental to firm culture and reflect the policies approved by shareholders at previous meetings with appropriate use of discretion (positive and negative); and

o

Practices of concern may include one-off awards without justification or robust performance conditions, equity awards repriced without shareholder approval, substantial executive or director share pledging, egregious perks or substantial internal pay imbalances.

•	The calculation and justification for awards is sufficiently transparent for investors to appraise alignment with performance and future incentives.

MFS will analyze votes on executive compensation on a case-by-case basis. When analyzing compensation practices, MFS generally uses a two-step process. MFS first seeks to identify any compensation practices that are potentially of concern by using both internal research and the research of third-party service providers. Where such practices are identified, MFS will then analyze the compensation practices in light of relevant facts and circumstances. MFS will vote against an issuer’s executive compensation practices if MFS determines that such practices are not geared towards durable long-term value creation and are misaligned with the best, long-term economic interest of our clients. When analyzing whether an issuer’s compensation practices are aligned with the best, long-term economic interest of our clients, MFS uses a variety of materials and information, including our own internal research and engagement with issuers as well as the research of third-party service providers.

MFS generally supports proposals to include an advisory shareholder vote on an issuer’s executive compensation practices on an annual basis.

MFS does not have formal voting guideline in regard to the inclusion of ESG incentives in a company’s compensation plan; however, where such incentives are included, we believe:

•	The incentives should be tied to issues that are financially material for the issuer in question.
•	They should predominantly include quantitative or other externally verifiable outcomes rather than qualitative measures.
•	The weighting of incentives should be appropriately balanced with other strategic priorities.

We believe non-executive directors may be compensated in cash or stock but these should not be performance-based.

Stock Plans

MFS may oppose stock option programs and restricted stock plans if they:

•

Provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against restricted stock, stock option, non-employee director, omnibus stock plans and any other stock plan if all such plans for a particular company involve potential excessive dilution (which we typically consider to be, in the aggregate, of more than 15%). MFS will generally vote against stock plans that involve potential dilution, in aggregate, of more than 10% at U.S. issuers that are listed in the Standard and Poor’s 100 index as of December 31 of the previous year.

•	Allow the board or the compensation committee to re-price underwater options or to automatically replenish shares without shareholder approval.

•

Do not require an investment by the optionee, give “free rides” on the stock price, or permit grants of stock options with an exercise price below fair market value on the date the options are granted.

In the cases where a stock plan amendment is seeking qualitative changes and not additional shares, MFS will vote on a case-by-case basis.

MFS will consider proposals to exchange existing options for newly issued options, restricted stock or cash on a case-by-case basis, taking into account certain factors, including, but not limited to, whether there is a reasonable value-for-value exchange and whether senior executives are excluded from participating in the exchange.

From time to time, MFS may evaluate a separate, advisory vote on severance packages or “golden parachutes” to certain executives at the same time as a vote on a proposed merger or acquisition. MFS will vote on a severance package on a case-by-case basis, and MFS may vote against the severance package regardless of whether MFS supports the proposed merger or acquisition.

MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.

MFS may also not support some or all nominees standing for election to a compensation/remuneration committee if:

•	MFS votes against consecutive pay votes;
•

MFS determines that a particularly egregious executive compensation practice has occurred. This may include use of discretion to award excessive payouts. MFS believes compensation committees should have flexibility to apply discretion to ensure final payments reflect long-term performance as long as this is used responsibly;

•	MFS believes the committee is inadequately incentivizing or rewarding executives, or is overseeing pay practices that we believe are detrimental the long-term success of the company; or
•	An advisory pay vote is not presented to shareholders, or the company has not implemented the advisory vote frequency supported by a plurality/majority of shareholders.

Shareholder Proposals on Executive Compensation

MFS generally opposes shareholder proposals that seek to set rigid restrictions on executive compensation as MFS believes that compensation committees should retain flexibility to determine the appropriate pay package for executives.

MFS may support reasonably crafted shareholder proposals that:

•

Require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer’s annual compensation that is not determined in MFS’ judgment to be excessive;

•

Require the issuer to adopt a policy to recover the portion of performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings, or other significant misconduct or corporate failure, unless the company already has adopted a satisfactory policy on the matter;

•	Expressly prohibit the backdating of stock options; or,
•	Prohibit the acceleration of vesting of equity awards upon a broad definition of a “change-in-control” (e.g., single or modified single-trigger).

Environmental and Social Proposals

Where management presents climate action/transition plans to shareholder vote, we will evaluate the level of ambition over time, scope, credibility and transparency of the plan in determining our support. Where companies present climate action progress reports to shareholder vote we will evaluate evidence of implementation of and progress against the plan and level of transparency in determining our support.

Most vote items related to environmental and social topics are presented by shareholders. As these proposals, even on the same topic, can vary significantly in scope and action requested, these proposals are typically assessed on a case-by-case basis.

For example, MFS may support reasonably crafted proposals:

•

On climate change: that seek disclosure consistent with the recommendations of a generally accepted global framework (e.g., Task Force on Climate-related Financial Disclosures) that is appropriately audited and that is presented in a way that enables shareholders to assess and analyze the company’s data; or request appropriately robust and ambitious plans or targets.

•	Other environmental: that request the setting of targets for reduction of environmental impact or disclosure of key performance indicators or risks related to the impact,

where materially relevant to the business. An example of such a proposal could be reporting on the impact of plastic use or waste stemming from company products or packaging.
•

On diversity: that seek to amend a company’s equal employment opportunity policy to prohibit discrimination; that request good practice employee-related DEI disclosure; or that seek external input and reviews on specific related areas of performance.

•	On lobbying: that request good practice disclosure regarding a company’s political contributions and lobbying payments and policy (including trade organizations and lobbying activity).
•	On tax: that request reporting in line with the GRI 207 Standard on Tax.
•	On corporate culture and/or human/worker rights: that request additional disclosure on corporate culture factors like employee turnover and/or management of human and labor rights.

MFS is unlikely to support a proposal if we believe that the proposal is unduly costly, restrictive, unclear, burdensome, has potential unintended consequences, is unlikely to lead to tangible outcomes or we don’t believe the issue is material or the action a priority for the business. MFS is also unlikely to support a proposal where the company already provides publicly available information that we believe is sufficient to enable shareholders to evaluate the potential opportunities and risks on the subject of the proposal, if the request of the proposal has already been substantially implemented, or if through engagement we gain assurances that it will be substantially implemented.

The laws of various states or countries may regulate how the interests of certain clients subject to those laws (e.g., state pension plans) are voted with respect to environmental, social and governance issues. Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.

B. GOVERNANCE OF PROXY VOTING ACTIVITIES

From time to time, MFS may receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these MFS Proxy Voting Policies and Procedures and revises them as appropriate, in MFS’ sole judgment.

1.	MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment and Client Support Departments as well as members of the investment team. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a.	Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.

Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g., mergers and acquisitions);

c.	Considers special proxy issues as they may arise from time to time; and

d.	Determines engagement priorities and strategies with respect to MFS’ proxy voting activities

The day-to-day application of the MFS Proxy Voting Policies and Procedures are conducted by the MFS Stewardship Team led by MFS’ Director of Global Stewardship. The Stewardship Team are members of MFS’ investment team.

2.	Potential Conflicts of Interest

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see below) and shall ultimately vote the relevant ballot items in what MFS believes to be the best long-term economic interests of its clients.

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all votes are cast in the best long-term economic interest of its clients.2 Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee (including investment professionals) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

In cases where ballots are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS identifies and evaluates a potentially concerning executive compensation issue in

2 For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer or whether other MFS clients hold an interest in the company that is not entitled to vote at the shareholder meeting (e.g., bond holder).

relation to an advisory pay or severance package vote, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst for proposals relating to a merger, an acquisition, a sale of company assets or other similar transactions (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

a.

Compare the name of the issuer of such ballot or the name of the shareholder (if identified in the proxy materials) making such proposal against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Distributor and Client List”);

b.

If the name of the issuer does not appear on the MFS Significant Distributor and Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c.

If the name of the issuer appears on the MFS Significant Distributor and Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee (with the participation of MFS’ Conflicts Officer) will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests; and

d.

For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Distributor and Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Distributor and Client List will be reviewed and updated periodically, as appropriate.

For instances where MFS is evaluating a director nominee who also serves as a director/trustee of the MFS Funds, then the MFS Proxy Voting Committee will adhere to the procedures described in section (c) above regardless of whether the portfolio company appears on our Significant Distributor and Client List. In doing so, the MFS Proxy Voting Committee will adhere to such procedures for all Non-Standard Votes at the company’s shareholder meeting at which the director nominee is standing for election.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively “Sun Life”), MFS will cast a vote on behalf of such MFS client as such client instructs or in the event that a client instruction is unavailable pursuant to the recommendations of Institutional Shareholder Services, Inc.’s

(“ISS”) benchmark policy, or as required by law. Likewise, if an MFS client has the right to vote on a matter submitted to shareholders by a public company for which an MFS Fund director/trustee serves as an executive officer, MFS will cast a vote on behalf of such MFS client as such client instructs or in the event that client instruction is unavailable pursuant to the recommendations of ISS or as required by law.

Except as described in the MFS Fund’s Prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS (excluding those vehicles for which MFS’ role is primarily portfolio management and is overseen by another investment adviser), MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.3

3.	Review of Policy

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest. The MFS Proxy Voting Policies and Procedures are reviewed by the Proxy Voting Committee annually. From time to time, MFS may receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these MFS Proxy Voting Policies and Procedures and revises them as appropriate, in MFS’ sole judgment.

C. OTHER ADMINISTRATIVE MATTERS & USE OF PROXY ADVISORY FIRMS

1.	Use of Proxy Advisory Firms

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm

3 MFS Fund Distributors, Inc. (“MFD”), the principal underwriter of each series of the MFS Active Exchange Traded Funds Trust (each series, an “MFS Active ETF” and collectively, the “MFS Active ETFs”), has been appointed by each authorized participant with authority to vote such participant’s shares of each MFS Active ETF on any matter submitted to a vote of the shareholders of the MFS Active ETF. If an MFS Active ETF submits a matter to a shareholder vote, MFD will vote (or abstain from voting) an authorized participant’s shares in the same proportion as the other shareholders of the MFS Active ETF. If there are no other shareholders in the MFS Active ETF, MFS will vote in what MFS believes to be in the MFS Active ETF’s best interest.

In addition, in the event MFS or an MFS subsidiary hold shares of an MFS Fund (including an MFS Active ETF) as seed money and the MFS Fund submits a matter to a shareholder vote, MFS or the MFS subsidiary, as the case may be, will vote (or abstain from voting) its shares in the same proportion as the other shareholders of the MFS Fund. If there are no other shareholders in the MFS Fund, MFS or the MFS subsidiary, as the case may be, will vote in what MFS believes to be in the MFS Fund’s best interest.

for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are inputted into the Proxy Administrator’s system by an MFS holdings data-feed. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company. If a proxy ballot has not been received, the Proxy Administrator and/or MFS may contact the client’s custodian requesting the reason as to why a ballot has not been received. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

MFS also receives research reports and vote recommendations from proxy advisory firms. These reports are only one input among many in our voting analysis, which includes other sources of information such as proxy materials, company engagement discussions, other third-party research and data. MFS has due diligence procedures in place to help ensure that the research we receive from our proxy advisory firms is materially accurate and that we address any material conflicts of interest involving these proxy advisory firms. This due diligence includes an analysis of the adequacy and quality of the advisory firm staff, its conflict of interest policies and procedures and independent audit reports. We also review the proxy policies, methodologies and peer-group-composition methodology of our proxy advisory firms at least annually. Additionally, we also receive reports from our proxy advisory firms regarding any violations or changes to conflict of interest procedures.

2.	Analyzing and Voting Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS. In these circumstances, if the Proxy Administrator, based on MFS’ prior direction, expects to vote against management with respect to a proxy matter and MFS becomes aware that the issuer has filed or will file additional soliciting materials sufficiently in advance of the deadline for casting a vote at the meeting, MFS will consider such information when casting its vote. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee or its representatives considers and votes on those proxy matters. In analyzing all proxy matters, MFS uses a variety of materials and information, including, but not limited to, the issuer’s proxy statement and other proxy solicitation materials (including supplemental materials), our own internal research and research and recommendations provided by other third parties (including research of the Proxy Administrator). As described herein, MFS may also determine that it is beneficial in analyzing a proxy voting matter for members of the

Proxy Voting Committee or its representatives to engage with the company on such matter. MFS also uses its own internal research, the research of Proxy Administrators and/or other third party research tools and vendors to identify (i) circumstances in which a board may have approved an executive compensation plan that is excessive or poorly aligned with the portfolio company’s business or its shareholders, (ii) environmental, social and governance proposals that warrant further consideration, or (iii) circumstances in which a company is not in compliance with local governance or compensation best practices. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

For certain types of votes (e.g., mergers and acquisitions, proxy contests and capitalization matters), MFS’ Stewardship Team will seek a recommendation from the MFS investment analyst that is responsible for analyzing the company and/or portfolio managers that holds the security in their portfolio. For certain other votes that require a case-by-case analysis per these policies (e.g., potentially excessive executive compensation issues, or certain shareholder proposals), the Stewardship Team will likewise consult with MFS investment analysts and/or portfolio managers.4 However, the MFS Proxy Voting Committee will ultimately be responsible for the manner in which all ballots are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee and makes available on-line various other types of information so that the MFS Proxy Voting Committee or its representatives may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

For those markets that utilize a “record date” to determine which shareholders are eligible to vote, MFS generally will vote all eligible shares pursuant to these guidelines regardless of whether all (or a portion of) the shares held by our clients have been sold prior to the meeting date.

3.	Securities Lending

From time to time, certain MFS Funds may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases

4 From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

4.	Potential impediments to voting

In accordance with local law or business practices, some companies or custodians prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior or subsequent to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g., in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods or in markets where some custodians may block shares, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote that outweighs the disadvantage of being unable to sell the stock.

From time to time, governments may impose economic sanctions which may prohibit us from transacting business with certain companies or individuals. These sanctions may also prohibit the voting of proxies at certain companies or on certain individuals. In such instances, MFS will not vote at certain companies or on certain individuals if it determines that doing so is in violation of the sanctions.

In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, late delivery of proxy materials, untimely vote cut-off dates, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, MFS votes securities on a best-efforts basis in the context of the guidelines described above.

D. ENGAGEMENT

As part of its approach to stewardship MFS engages with companies in which it invests on a range of priority issues. Where sufficient progress has not been made on a particular issue of engagement, MFS may determine a vote against management may be warranted to reflect our concerns and influence for change in the best long-term economic interests of our clients.

MFS may determine that it is appropriate and beneficial to engage in a dialogue or written communication with a company or other shareholders specifically regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters. This may be to discuss and build our understanding of a certain proposal, or to provide further context to the company on our vote decision.

A company or shareholder may also seek to engage with members of the MFS Proxy Voting Committee or Stewardship Team in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals. For further information on requesting engagement with MFS on proxy voting issues or information about MFS’ engagement priorities, please contact proxyteam@mfs.com.

E. RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee and other MFS employees. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

F. REPORTS

U.S. Registered MFS Funds

MFS publicly discloses the proxy voting records of the U.S. registered MFS Funds on a quarterly basis. MFS will also report the results of its voting to the Board of Trustees of the U.S. registered MFS Funds. These reports will include: (i) a summary of how votes were cast (including advisory votes on pay and “golden parachutes”); (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines; (vi) a review of our proxy engagement activity; (vii) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful; and (viii) as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees of the U.S. registered MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

Other MFS Clients

MFS may publicly disclose the proxy voting records of certain other clients (including certain MFS Funds) or the votes it casts with respect to certain matters as required by law. A report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Firm-wide Voting Records

MFS also publicly discloses its firm-wide proxy voting records on a quarterly basis.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regard to environmental, social or governance issues.

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March 2025 Summary of Material Changes to State Street Global Advisors’ 2025 Proxy Voting and Engagement Policy[1]

1 This Summary of Material Changes to State Street Global Advisors’ 2025 Proxy Voting and Engagement Policy is also applicable to SSGA Funds Management, Inc., State Street Global Advisors Trust Company, and other advisory affiliates of State Street Corporation. SSGA Funds Management, Inc. is an SEC-registered investment adviser. SSGA Funds Management, Inc., State Street Global Advisors Trust Company, and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street Corporation.

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State Street Global Advisors has published its Global Proxy Voting and Engagement Policy (the “Policy”) as part of its annual update to voting guidelines. Rather than incorporating specific potential voting outcomes including those on director elections, this year our Policy sets forth what we believe are best practices for good governance at portfolio companies and includes our viewpoints regarding what we believe can protect and promote the long-term economic value of our clients’ investments. Our Policy continues to reflect that our three core principles - effective board oversight, disclosure and shareholder protection - apply across all of State Street Global Advisors’ proxy voting and engagement activities. When applying these principles across different markets, we consider factors such as availability of data, resources, disclosure practices, and size of holdings in our clients’ accounts.

We independently review and refine our policies with a singular objective to maximize long-term value. We establish and refine our assessment criteria independently from any third-party or third-party framework. When engaging with and voting proxies with respect to the portfolio companies in which we invest our clients’ assets, we do so on behalf of and in the best interests of the client accounts we manage and do not seek to change or influence control of any such portfolio companies.

The material voting guideline changes for 2025, which become effective in March, are summarized below.
Board Composition

Consistent with our belief that companies can benefit from having a diversity of backgrounds, experiences, and perspectives represented on the board, we have refined our approach to evaluating board composition.

We believe effective board oversight of a company’s long-term business strategy necessitates that diversity of backgrounds, experiences, and perspectives, which may include a range of characteristics such as skills, gender, race, ethnicity, and age. By having a critical mass of diverse perspectives, boards can benefit from the potential for innovative ideas and more robust conversations about a company’s strategy.

We recognize that many factors may influence board composition, including board size, geographic location, and local regulations, among others. Further, we believe that a robust nominating and governance process is essential to achieving a board composition that is designed to facilitate effective, independent oversight of a

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company’s long-term strategy. As such, our fundamental belief is that our role is not to be prescriptive, but that nominating committees are best placed to determine the most effective board composition and degree of diverse experiences and perspectives represented in the boardroom.

Director Time Commitments

We believe investors can benefit from transparency over how nominating committees assess their directors’ time commitments and what factors are considered in these decisions. Consistent with our belief that a company’s nominating committee is best placed to determine appropriate time commitments for the company’s directors, we have expanded our disclosure-based director time commitment policy more broadly and consistently across markets and indices.

Rather than applying numerical limits on an individual director’s board memberships, we consider whether companies provide disclosure on how their nominating committees evaluate and monitor individual directors’ time commitments.

Annual Director Elections

We believe the establishment of annual elections of the board of directors is appropriate. We also consider the overall level of board independence and the independence of the key committees, as well as the existence of a shareholder rights plan.

Majority Independent Board

We believe a sufficiently independent board is key to effectively monitoring management, maintaining appropriate governance practices, and performing oversight functions necessary to protect shareholder interests.

About State Street Global Advisors

For over four decades, State Street Global Advisors has served the world’s governments, institutions, and financial advisors. With a rigorous, risk-aware approach built on research, analysis, and market-tested experience, and as pioneers in index and ETF investing, we are always inventing new ways to invest. As a result, we have become the world’s fourth-largest asset manager* with US $4.72 trillion† under our care.

* Pensions & Investments Research Center, as of December 31, 2023.
† This figure is presented as of December 31, 2024 and includes ETF AUM of $1,577.74 billion USD of which approximately $82.19 billion USD in gold assets with respect to SPDR products for which State Street Global Advisors Funds Distributors, LLC (SSGA FD) acts solely as the marketing agent. SSGA FD and State Street Global Advisors are affiliated. Please note all AUM is unaudited.

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Marketing Communication

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services License (AFSL Number 238276). Registered office: Level 14, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240-7600. F: +612 9240-7611. Belgium: State Street Global Advisors Belgium, Chaussée de La Hulpe 185, 1170 Brussels, Belgium. T: +32 2 663 2036. State Street Global Advisors Belgium is a branch office of State Street Global Advisors Europe Limited, registered in Ireland with company number 49934, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. Canada: State Street Global Advisors, Ltd., 1981 McGill College Avenue, Suite 500, Montreal, Qc, H3A 3A8, T: +514 282 2400 and 30 Adelaide Street East Suite 1100, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Global Advisors Limited, DIFC branch is regulated by the Dubai Financial Services Authority (DFSA). This document is intended for Professional Clients or Market Counterparties only as defined by the DFSA and no other person should act upon it. State Street Global Advisors Limited, DIFC Branch, OT 01-39, 1st Floor, Central Park Towers, DIFC, P.O. Box 507448, Dubai, United Arab Emirates. Regulated by the DFSA. T: +971 4 871 9100.

France: State Street Global Advisors Europe Limited, France Branch (“State Street Global Advisors France”) is a branch of State Street Global Advisors Europe Limited, registered in Ireland with company number 49934, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. State Street Global Advisors France is registered in France with company number RCS Nanterre 899 183 289, and its office is located at Coeur Défense — Tour A — La Défense 4, 33e étage, 100, Esplanade du Général de Gaulle, 92 931 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors Europe Limited, Branch in Germany, Brienner Strasse 59, D-80333 Munich, Germany with a representation office at Brüsseler Strasse 1–3, D-60327 Frankfurt am Main Germany (State Street Global Advisors Germany). Munich T: +49 (0)89 55878 400. Frankfurt T: +49 (0)69 667745 000. State Street Global Advisors Germany is a branch of State Street Global Advisors Europe Limited, registered in Ireland with company number 49934, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103-0288.	F: +852 2103-0200. Ireland: State Street Global Advisors Europe Limited is regulated by the Central Bank of Ireland. Registered office address 78 Sir John Rogerson’s Quay, Dublin 2. Registered Number: 49934. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Europe Limited, Italy Branch (“State Street Global Advisors Italy”) is a branch of State Street Global Advisors Europe Limited, registered in Ireland with company number 49934, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. State Street Global Advisors Italy is registered in Italy with company number 11871450968 — REA: 2628603 and VAT number 11871450968, and its office is located at Via Ferrante Aporti, 10 - 20125 Milan, Italy. T: +39 02 32066 100. F: +39 02 32066 155. Japan: State Street Global Advisors (Japan) Co., Ltd., Toranomon Hills Mori Tower 25F 1-23-1 Toranomon, Minato-ku, Tokyo 105-6325 Japan. T: +81-3-4530-7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345), Membership: Japan Investment Advisers Association, The Investment Trust Association, Japan, Japan Securities Dealers’ Association. Netherlands: State Street Global Advisors Netherlands, Apollo Building 7th floor, Herikerbergweg 29, 1101 CN Amsterdam, Netherlands. T: +31 20 7181 000. State Street Global Advisors Netherlands is a

branch office of State Street Global Advisors Europe Limited, registered in Ireland with company number 49934, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Reg. No: 200002719D, regulated by the Monetary Authority of Singapore). T: +65 6826-7555. F: +65 6826-7501. South Africa: State Street Global Advisors Limited is regulated by the Financial Sector Conduct Authority in South Africa under license number 42670. Switzerland: State Street Global Advisors AG, Kalanderplatz 5, 8045 Zürich. Registered with the Register of Commerce Zurich CHE-105.078.458. T: + 41 44 245 7000. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered No. 2509928. VAT No. 5776591 81. Registered office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: 020 3395 6000. F: 020 3395 6350. United States: State Street Global Advisors, 1 Iron Street, Boston, MA 02210-1641. T: +1 617 786 3000.

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Exp. Date: 02/28/2026

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March 2025 Global Proxy Voting and Engagement Policy

State Street Global Advisors is the investment management arm of State Street Corporation, a leading provider of financial services to institutional investors. As an asset manager, State Street Global Advisors votes its clients’ proxies where the client has delegated proxy voting authority to it, and State Street Global Advisors votes these proxies and engages with companies in the manner that we believe will most likely protect and promote the long-term economic value of client investments, as described in this document.[1]

When engaging with and voting proxies with respect to the portfolio companies in which we invest our clients’ assets, we do so on behalf of and in the best interests of the client accounts we manage and do not seek to change or influence control of any such portfolio companies. The State Street Global Advisors Global Proxy Voting and Engagement Policy (the “Policy”) contains certain policies that State Street Global Advisors will only apply in jurisdictions where permitted by local law and regulations. State Street Global Advisors will not apply any policies contained herein in any jurisdictions where State Street Global Advisors believes that implementing or following such policies would be deemed to constitute seeking to change or influence control of a portfolio company.

[1] This Policy is applicable to SSGA Funds Management, Inc., State Street Global Advisors Trust Company, and other investment advisory affiliates of State Street Corporation.

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Introduction

At State Street Global Advisors, we take our fiduciary duties as an asset manager very seriously. Our primary fiduciary obligation to our clients is to maximize the long-term value of their investments. State Street Global Advisors focuses on risks and opportunities that may impact long-term value creation for our clients. We rely on the elected representatives of the companies in which we invest — the board of directors — to oversee these firms’ strategies. We expect effective independent board oversight of the material risks and opportunities to a firm’s business and operations. We believe that appropriate consideration of these risks and opportunities is an essential component of a firm’s long-term business strategy, and expect boards to actively oversee the management of this strategy.

Our Asset Stewardship Program

State Street Global Advisors’ Asset Stewardship Team is responsible for developing and implementing this Policy, the implementation of third-party proxy voting guidelines where applicable, case-by-case voting items, issuer engagement activities, and research and analysis of corporate governance issues and proxy voting items. The Asset Stewardship Team’s activities are overseen by our internal governance body, State Street Global Advisors’ Global Fiduciary and Conduct Committee (“GFCC”). The GFCC is responsible for reviewing State Street Global Advisors’ stewardship strategy, engagement priorities, the Policy, and for monitoring the delivery of voting objectives.

In order to facilitate the execution of our proxy votes, we retain Institutional Shareholder Services Inc. (“ISS”). We utilize ISS to: (1) act as our proxy voting agent (providing State Street Global Advisors with vote execution and administration services), (2) assist in applying the Policy, and (3) provide research and analysis relating to general corporate governance issues and specific proxy items. State Street Global Advisors does not follow the voting recommendations of any policy offered by ISS or any other proxy voting policy provider in implementing the Policy.

All voting decisions and engagement activities for which State Street Global Advisors has been given voting discretion are undertaken in accordance with this Policy, ensuring that the interests of our clients remain the sole consideration when discharging our stewardship responsibilities. Exceptions to this policy include the use of an independent third party to vote on State Street Corporation (“State Street”) stock and the stock of other State Street affiliated entities, to mitigate a conflict of interest of voting on our parent company or affiliated entities, and other

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situations where we believe we may be conflicted from voting (for example, stock of a public company for which a State Street director also serves as a director, or due to an outside business interest). In such cases, delegated third parties exercise vote decisions based on their independent voting policy.

We aim to vote at all shareholder meetings where our clients have given us the authority to vote their shares and where it is feasible to do so. However, when we deem appropriate, we may refrain from voting at meetings in cases where:

• Power of attorney documentation is required.
• Voting would have a material impact on our ability to trade the security.
• Voting is not permissible due to sanctions affecting a company or individual.
• Issuer-specific special documentation is required or various market or issuer certifications are required.
• Certain market limitations would prohibit voting (e.g., partial/split voting prohibitions or residency restrictions).
• Unless a client directs otherwise in so-called “share blocking” markets (markets where proxy voters have their securities blocked from trading during the period of the annual meeting).

Additionally, we are unable to vote proxies when certain custodians used by our clients do not offer proxy voting in a jurisdiction or when they charge a meeting-specific fee in excess of the typical custody service agreement.

Voting authority attached to certain securities held by State Street Global Advisors pooled funds may be delegated to an independent third party as required by regulatory or other requirements. Under such arrangements, voting will be conducted by the independent third party pursuant to its proxy voting policy and not pursuant to this Policy.

The State Street Global Advisors Proxy Voting Choice Program

In addition to the option of delegating proxy voting authority to State Street Global Advisors pursuant to this Policy, clients may alternatively choose to participate in the State Street Global Advisors Proxy Voting Choice Program (the “Proxy Voting Choice Program”), which empowers clients to direct the proxy voting of shares held by the eligible fund or segregated account they own. Clients that participate in the Proxy Voting Choice Program have the option of selecting a third-party proxy voting guideline from the policies included in the Proxy Voting Choice Program to apply to the vote of the client’s pro rata share of the securities held by the

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eligible fund or segregated account they own. This Policy does not apply to shares voted under the Proxy Voting Choice Program.
Securities Not Voted Pursuant to the Policy

Where clients have asked State Street Global Advisors to vote the client’s shares on their behalf, including where a pooled fund fiduciary has delegated the responsibility to vote the fund’s securities to State Street Global Advisors, State Street Global Advisors votes those securities in a unified manner, consistent with the principles described in this Policy. Exceptions to this unified voting policy are: (1) where State Street Global Advisors has made its Proxy Voting Choice Program available to its separately managed account clients and investors within a fund managed by State Street Global Advisors, in which case a pro rata portion of shares held by the fund or segregated account attributable to clients who choose to participate in the Proxy Voting Choice Program will be voted consistent with the third-party proxy voting guidelines selected by the clients, (2) where a pooled investment vehicle managed by State Street Global Advisors utilizes a third party proxy voting guideline as set forth in that fund’s organizational and/or offering documents, and (3) where voting authority with respect to certain securities held by State Street Global Advisors pooled funds may be delegated to an independent third party as required by regulatory or other requirements. With respect to such funds and separately managed accounts utilizing third-party proxy voting guidelines, the terms of the applicable third-party proxy voting guidelines shall apply in place of the Policy described herein and the proxy votes implemented with respect to such a fund or account may differ from and be contrary to the votes implemented for other portfolios managed by State Street Global Advisors pursuant to this Policy.

Regional Nuances

When voting and engaging with companies, we may consider market-specific nuances that may be relevant to that company. We expect companies to observe the relevant laws and regulations of their respective markets, as well as country-specific best practice guidelines and corporate governance codes, and to publicly disclose their level of compliance with the applicable provisions and requirements. Except where specified, this Policy applies globally.

Our Proxy Voting and Engagement Principles	State Street Global Advisors’ proxy voting and engagement program focuses on three broad principles:

1. Effective Board Oversight: We believe that well-governed companies can protect and pursue shareholder interests better

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and withstand the challenges of an uncertain economic environment. Principally, a board acts on behalf of shareholders by protecting their interests and preserving their rights. In order to carry out their primary responsibilities, directors undertake activities that include setting strategy and providing guidance on strategic matters, selecting the CEO and other senior executives, overseeing executive management, creating a succession plan for the board and management, and providing effective oversight of material risks and opportunities relevant to their business. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

We view board quality as a measure of director independence, director succession planning, board diversity, evaluations and refreshment, and company governance practices. We believe independent directors are crucial to good corporate governance; they help management establish sound corporate governance policies and practices. We believe a sufficiently independent board is key to effectively monitoring management, maintaining appropriate governance practices, and performing oversight functions necessary to protect shareholder interests. We also believe the right mix of skills, independence, diversity, and qualifications among directors provides boards with the knowledge and experience to manage risks and operating structures that are often complex and industry-specific.

2.   Disclosure: It is important for shareholders to receive timely and accurate reporting of a company’s financial performance and strategy so that they are able to assess both the value and risk of their investment. In addition to information related to strategy and performance, companies should also provide disclosure relating to their approach to corporate governance and shareholder rights. Such information allows investors to determine whether their economic interests have been safeguarded by the board and provides insights into the quality of the board’s oversight of management. Ultimately, the board of directors is accountable for the oversight and disclosure of the material risks and opportunities faced by the company.

3.   Shareholder Protection: State Street Global Advisors believes it is in the best interest of shareholders for companies to have appropriate shareholder rights and accountability mechanisms in place. As a starting place for voting rights, it is necessary for ownership rights to reflect one vote for one share to ensure that economic interests and proxy voting

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power are aligned. This share structure best supports the shareholders’ right to exercise their proxy vote on matters that are important to the protection of their investment, such as share issuances and other dilutive events, authorization of strategic transactions, approval of a shareholder rights plan, and changes to the corporate bylaws or charter, among others. In terms of accountability to shareholders and appropriate checks and balances, we believe there should be annual elections of the full board of directors.

Application of Principles

These three principles of effective board oversight, disclosure and shareholder protection apply across all of State Street Global Advisors’ proxy voting decisions. When voting at portfolio companies in different markets, State Street Global Advisors may apply the principles in ways that are specific to a given market based on factors such as availability of data, resources, disclosure practices, and size of holdings in our clients’ accounts.

Shareholder Proposals

When voting our clients’ proxies, we may be presented with shareholder proposals at portfolio companies that must be evaluated on a case-by-case basis and in accordance with the principles set forth above. For proposals related to commonly requested disclosure topics, we have developed the criteria found in Appendix A to assess the effectiveness of disclosure on such topics in connection with these types of proposals.

Engagement

We conduct engagements with individual issuers to communicate the principles set forth in this Policy and to learn more about companies’ strategy, board oversight and disclosure practices. We do not seek to change or influence control of any portfolio company through these engagements. In addition, we encourage issuers to increase the amount of direct communication board members have with shareholders. We believe direct communication with executive board members and independent non- executive directors is critical to helping companies understand shareholder concerns.

Section I. Effective Board Oversight Director Independence

We believe independent directors are crucial to good corporate governance; they help management establish sound corporate governance policies and practices. We have developed criteria for determining director independence, which vary by region and/or

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local jurisdiction. These criteria generally follow relevant listing standards, local regulatory requirements and/or local market practice standards. Such criteria may include:
• Participation in related-party transactions or other material business relations with the company
• Employment history with the company
• Status as founder or member of the founding family
• Government representative
• Excessive tenure and preponderance of long-tenured directors
• Relations with significant shareholders
• Close family ties with any of the company’s advisers, directors or senior employees
• Cross-directorships
• Receipt of non-board related compensation from the issuer, its auditors or advisors
• Company’s own classification of a director as non-independent

In some cases, State Street Global Advisors’ criteria may be more rigorous than applicable local or listing requirements.
Majority Independent Board

We believe a sufficiently independent board is key to effectively monitoring management, maintaining appropriate governance practices, and performing oversight functions necessary to protect shareholder interests.

Separation of Chair/CEO

Our primary focus is to ensure there is strong independent leadership of the board, in accordance with the principles discussed above. We generally believe the board is best placed to choose the governance structure that is most appropriate for that company.

Board Committees

We believe that board committees are crucial to robust corporate governance and should be composed of a sufficient number of independent directors. We use the same criteria for determining committee independence as we do for determining director independence, which varies by region and/or local jurisdiction. Although we recognize that board structures may vary by jurisdiction, where a board has established an audit committee and/or compensation/remuneration committee, we generally expect the committee to be primarily, and in some cases, fully independent.

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Refreshment and Tenure

We believe that average board tenure should generally align with the length of the business cycle of the respective industry in which a company operates. In assessing excessive tenure, we consider factors such as the preponderance of long tenured directors, board refreshment practices, classified board structures and the business cycle for the industry in which a company operates.

Director Time Commitments

We believe a company’s nominating committee is best placed to determine appropriate time commitments for the company’s directors. We consider if a company publicly discloses its director time commitment policy (e.g., within corporate governance guidelines, proxy statement, annual report, company website, etc.) and if this policy or associated disclosure outlines the factors that the nominating committee considers to assess director time commitments during the annual policy review process.

Board Composition

We believe effective board oversight of a company’s long-term business strategy necessitates a diversity of backgrounds, experiences, and perspectives, which may include a range of characteristics such as skills, gender, race, ethnicity, and age. By having a critical mass of diverse perspectives, boards could experience the benefits that may lead to innovative ideas and foster more robust conversations about a company’s strategy.

We recognize that many factors may influence board composition, including board size, geographic location, and local regulations, among others. Further, we believe that a robust nominating and governance process is essential to achieving a board composition that is designed to facilitate effective, independent oversight of a company’s long-term strategy. We believe nominating committees are best placed to determining the most effective board composition and we encourage companies to ensure that there are sufficient levels of diverse experiences and perspectives represented in the boardroom.

Board Expertise

We believe board members should have adequate skills to provide effective oversight of corporate strategy, operations, and risks, including sustainability-related issues. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the skills of board members to address issues, such as emerging risks, changes to corporate strategy, and diversification of operations and geographic footprint. We believe

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nominating committees are best positioned to evaluate the skillset and expertise of both existing and prospective board members. However, we may take such considerations into account in certain circumstances.

Board Accountability	Oversight of Strategy and Risk

We believe that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. We allow boards to have discretion regarding the ways in which they provide oversight in this area. However, we expect companies to disclose how the board provides oversight of its risk management system and risk identification. Boards should also review existing and emerging risks that evolve in tandem with the changing political and economic landscape or as companies diversify or expand their operations into new areas.

As responsible stewards, we believe in the importance of effective risk management and oversight of issues that are material to a company. To effectively manage and assess the risk of our clients’ portfolios, we expect our portfolio companies to manage risks and opportunities that are material and industry-specific and that have a demonstrated link to long-term value creation, and to provide high-quality disclosure of this process to shareholders.

When evaluating a board’s oversight of risks and opportunities, we assess the following factors, based on disclosures by, and engagements with, portfolio companies:

1. Oversees Long-term Strategy

• Articulates the material risks and opportunities and how those risks and opportunities fit into the firm’s long-term business strategy
• Regularly assesses the effectiveness of the company’s long-term strategy, and management’s execution of this strategy

2. Demonstrates an Effective Oversight Process

• Describes which committee(s) have oversight over specific risks and opportunities, as well as which topics are overseen and/or discussed at the full-board level
• Includes risks and opportunities in board and/or committee agendas, and articulates how often specific topics are discussed at the committee and/or full- board level
• Utilizes KPIs or metrics to assess the effectiveness of risk management processes

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• Engages with key stakeholders including employees and investors

3. Ensures Effective Leadership

• Holds management accountable for progress on relevant metrics and targets

•  Integrates necessary skills and perspectives into the board nominating and executive hiring processes, and provides training to directors and executives on topics material to the company’s business or operations

• Conducts a periodic effectiveness review

4. Ensures Disclosures of Material Information

• Ensures publication of relevant disclosures, including those regarding material topics

Compliance with Corporate Governance Principles

Our minimum expectation is that companies will comply with their respective market governance codes and/or stewardship principles. Issuers are encouraged to provide explanations of their level of compliance with their local market code and why their preferred governance structure (if not compliant with the code) serves shareholders’ long-term interests.

We will review governance practices at companies in selected indexes for their adherence to market governance codes and/or stewardship principles.

Proxy Contests

We believe nominating committees that are comprised of independent directors are best placed to assess which individuals are adequately equipped with the skills and expertise to fulfill the duties of board members, and to act as effective fiduciaries. While our default position is to support the committees’ judgement, we consider the following factors when evaluating dissident nominees:

• Strategy presented by dissident nominees versus that of current management, as overseen by the incumbent board
• Effectiveness, quality, and experience of the management slate
• Material governance failures and the level of responsiveness to shareholder concerns and market signals by the incumbent board
• Quality of disclosure and engagement practices to support changes to shareholder rights, capital allocation and/or governance structure
• Company performance and, if applicable, the merit of a recovery plan

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• Expertise of board members with respect to company industry and strategy

Board Oversight of Geopolitical Risk

As stewards of our clients’ assets, we are aware of the financial risks associated with geopolitical risk, including risks arising from unexpected conflict between or among nations. We expect portfolio companies that may be impacted by geopolitical risk to:

• Manage and mitigate risks related to operating in impacted markets, which may include financial, sanctions-related, regulatory, and/or reputational risks, among others;
• Strengthen board oversight of these efforts; and
• Describe these efforts in public disclosures.

Compensation and Remuneration

We consider it the board’s responsibility to determine the appropriate level of executive compensation. Despite the differences among the possible types of plans and awards, there is a simple underlying philosophy that guides our analysis of executive compensation: we believe that there should be a direct relationship between executive compensation and company performance over the long term.

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, we consider factors such as adequate disclosure of various remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests, as well as with corporate strategy and performance.

For example, criteria we may consider include the following:

•  Overall quantum relative to company performance

•  Vesting periods and length of performance targets

•  Mix of performance, time and options-based stock units

•  Use of special grants and one-time awards

•  Retesting and repricing features

•  Disclosure and transparency

Board Meeting Attendance

We expect directors to attend at least 75 percent of board meetings in the last financial year or provide an appropriate explanation for why they were unable to meet this attendance threshold.

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Section II. Disclosure

It is important for shareholders to receive timely and accurate reporting of a company’s financial performance and strategy so that they are able to assess both the value and risk of their investment. In addition to information related to strategy and performance, companies should provide disclosure relating to their approach to corporate governance and shareholder rights. Such information allows investors to determine whether their financial interests have been protected by the board and provides insights into the board’s oversight of management. Ultimately, the board of directors is accountable for the oversight and disclosure of the material risks and opportunities faced by the company.

Reporting

Financial Statements

We believe the disclosure and availability of reliable financial statements in a timely manner is imperative for investment analysis. We expect external auditors to provide assurance of a company’s financial condition.

Sustainability-related Disclosures

We believe in the importance of effective risk management and governance of issues that are material to a company. This may include sustainability-related risks and opportunities where a company has identified such risks and opportunities as material to its business. Such disclosure allows shareholders to effectively assess companies’ oversight, strategy, and business practices related to these sustainability issues identified as material.

We look to companies to provide disclosure on sustainability-related risks and opportunities relevant to their businesses in line with applicable local regulatory requirements and any voluntary standards and frameworks adopted by the company.

Climate-related Disclosures

We believe that managing climate-related risks and opportunities is a key element in maximizing long-term risk-adjusted returns for our clients. As a result, we have a longstanding commitment to enhancing investor-useful disclosure related to this topic.

For companies that have identified climate risk as material to their business, we expect the company to provide disclosure on climate-related risks and opportunities relevant to their businesses in line with applicable local regulatory requirements and any voluntary standards and frameworks adopted by the company.

• We encourage the disclosure of Scope 1 and Scope 2 emissions and related targets. However, State Street Global Advisors is not prescriptive in how a company sets its targets.

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We expect companies that have adopted net zero ambitions to disclose interim climate targets. In each case, if a company chooses not to disclose any climate targets, we expect the company to provide an explanation of how the company measures and monitors progress on managing climate-related risks and opportunities.

•  We do not expect any company to set Scope 3 targets. We encourage companies to identify and disclose the most relevant categories of Scope 3 emissions. However, we recognize that Scope 3 emissions estimates have a high degree of uncertainty. Therefore, if a company determines that categories of Scope 3 emissions are impracticable to estimate, we encourage the company to explain the relevant limitations. We also encourage companies to explain any efforts to address Scope 3 emissions, such as engagement with suppliers, customers, or other stakeholders across the value chain, where relevant.

Say-on-Climate Proposals

While we generally believe in the importance of effective disclosure of climate-related risks a company has deemed material to its business, we do not endorse annual advisory climate votes. Where management chooses to include a Say-on-Climate vote, we assess the company’s climate-related disclosure in accordance with the criteria listed in Appendix A.

Board and Workforce Demographics

We expect disclosure on the composition of both the board and workforce.

Section III. Shareholder Protection Capital

Share Capital Structure

The ability to raise capital is critical for companies to carry out strategy, to grow, and to achieve returns above their cost of capital. The approval of capital raising activities is fundamental to a shareholder’s ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. Altering the capital structure of a company is a critical decision for boards. When making such a decision, we believe the company should disclose a comprehensive business rationale that is consistent with corporate strategy and not overly dilutive to its shareholders.

Our approach to share capital structure matters may vary by local market and jurisdiction, due to regional nuances. Such proposals may include:

•  Increase in Authorized Common Shares

•  Increase in Authorized Preferred Shares

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•  Unequal Voting Rights

•  Share Repurchase Programs

Dividend Payouts (Japan Only)

For Japanese issuers, we are generally supportive of dividend payouts that constitute 30 percent or more of net income; however we consider whether the payment may damage the company’s long-term financial health.

Reorganization, Mergers and Acquisitions

The reorganization of the structure of a company or mergers often involve proposals relating to reincorporation, restructurings, liquidations, and other major changes to the corporation.

We expect proposals to be in the best interests of shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations.

We evaluate mergers and structural reorganizations on a case-by-case basis and expect transactions to maximize shareholder value. Some of the considerations include the following:

•  Offer premium

•  Strategic rationale

•  Board oversight of the process for the recommended transaction, including director and/or management conflicts of interest

•  Offers made at a premium and where there are no other higher bidders

•  Offers in which the secondary market price is substantially lower than the net asset value

We also consider the following:

•  Offers with potentially damaging consequences for minority shareholders because of illiquid stock

•  Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders

•  The current market price of the security exceeds the bid price at the time of voting

Related-Party Transactions

Some companies have a controlled ownership structure and complex cross-shareholdings between subsidiaries and parent companies (“related companies”). Such structures may result in the prevalence of related-party transactions between the company and its various stakeholders, such as directors and management, subsidiaries and shareholders. In markets where shareholders are required to approve such transactions, we expect companies to disclose details of the transaction, such as the nature, the value

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and the purpose of such a transaction. We also believe independent directors should ratify such transactions. Further, we believe companies should describe the level of independent board oversight and the approval process, including details of any independent valuations provided by financial advisors on related-party transactions.

Cross-Shareholdings (Japan Only)

“Cross-shareholdings” are a long-standing feature of the balance sheets of many Japanese companies, but, in our view, can be detrimental for corporate governance practices and ultimately shareholder returns.

Shareholder Rights

Proxy Access

In general, we believe that proxy access is a fundamental right and an accountability mechanism for all long-term shareholders. We consider proposals relating to proxy access on a case-by-case basis and consider a balance between providing long-term shareholders accountability while preserving flexibility for management to design a process that is appropriate for the company’s circumstances.

Vote Standards

•  Annual Elections: We believe the establishment of annual elections of the board of directors is appropriate. We also consider the overall level of board independence and the independence of the key committees, as well as the existence of a shareholder rights plan.

•  Majority Voting: We believe a majority vote standard based on votes cast for the election of directors is appropriate.

Shareholder Meetings

•  Special Meetings and Written Consent: We believe the ability for shareholders to call special meetings, as well as act by written consent is appropriate. We believe an appropriate threshold for both calling a special meeting and acting by written consent can be 25% of outstanding shares or less.

•  Notice Period to Convene a General Meeting: We expect companies to give as much notice as is practicable when calling a general meeting, generally at least 14 days.

•  Virtual/Hybrid Shareholder Meetings: We believe the right to hold shareholder meetings in a virtual or hybrid format is appropriate with the following best practices:

•  Afford virtual attendee shareholders the same rights as would normally be granted to in-person attendee shareholders

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•  Commit to time-bound renewal (five years or less) of meeting format authorization by shareholders

•  Provide a written record of all questions posed during the meeting, and

•  Comply with local market laws and regulations relating to virtual and hybrid shareholder meeting practices

In evaluating these proposals we also consider the operating environment of the company, including local regulatory developments and specific market circumstances impacting virtual meeting practices.

Governance Documents & Miscellaneous Items

Article Amendments

We believe amendments to company bylaws that may negatively impact shareholder rights (such as fee-shifting, forum selection, and exclusion service bylaws) should be put to a shareholder vote.

We believe a majority voting standard is generally appropriate.

We generally believe companies should have a fixed board size, or designate a range for the board size.

Anti-Takeover Issues

Occasionally, companies add anti-takeover provisions that reduce the chances of a potential acquirer to make an offer, or to reduce the likelihood of a successful offer. We generally believe shareholders should have the right to vote on reasonable offers. Our approach to anti-takeover issues may vary by local market and jurisdiction, due to regional nuances.

Accounting and Audit-Related Issues

Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have independent non-executive directors designated as members.

We believe the disclosure and availability of reliable financial statements in a timely manner is imperative for investment analysis. As a result, board oversight of the internal controls and the independence of the audit process are essential if investors are to rely upon financial statements. It is important for the audit committee to appoint external auditors who are independent from management as we expect auditors to provide assurance of a company’s financial condition.

State Street Global Advisors believes that a company’s external auditor is an essential feature of an effective and transparent

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system of external independent assurance. Shareholders should be given the opportunity to vote on their (re-)appointment at the annual meeting. When appointing external auditors and approving audit fees, we will take into consideration the level of detail in company disclosures.

In circumstances where “other” fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are determined to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

We believe a company should be able to discharge its auditors in the absence of pending litigation, governmental investigation, charges or fraud or other indication of significant concern. Further, we believe that auditors should attend the annual meeting of shareholders.

Indemnification and Liability

Generally, we believe directors should be able to limit their liability and/or expand indemnification and liability protection if a director has not acted in bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Section IV. Shareholder Proposals

We believe that company boards do right by investors and are responsible for overseeing strategy and company management. Towards that end, we generally do not support shareholder proposals that appear to impose changes to business strategy or operations, such as increasing or decreasing investment in certain products or businesses or phasing out a product or business line or if it is not a topic that the company has deemed to be material in their public disclosure documents.

When assessing shareholder proposals, we fundamentally consider whether the adoption of the resolution would promote long-term shareholder value in the context of our core governance principles:

1.   Effective board oversight

2.   Quality disclosure

3.   Shareholder protection

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We will consider supporting a shareholder proposal if:

•  the request is focused on enhanced disclosure of the company’s governance and/or risk oversight

•  the adoption of the request would protect our clients’ interests as minority shareholders; or

•  for common proposal topics for which we have developed assessment criteria, the extent to which the request satisfies the criteria found in Appendix B.

Section V. Engagement

As a fiduciary, State Street Global Advisors takes a comprehensive approach to engaging with portfolio companies. Our stewardship prioritization process allows us to proactively identify companies for engagement and voting in order to mitigate risks in our client’s portfolios. Through engagement, we aim to build long-term relationships with the issuers in which we invest on behalf of our clients and to address a broad range of topics relating to the promotion of long-term shareholder value creation. We do not seek to change or influence control of any portfolio company through engagement.

Equity Engagements

In general, there are three types of engagements that State Street Global Advisors may hold on behalf of equity holders:

1.   Engagements with Portfolio Companies in Connection with a Ballot Item or Other Topic In our Policy: Engagements held with portfolio companies to discuss a ballot item, event or other established topic found in our Policy. Such engagements generally, but not necessarily, occur during “proxy season.” They may be held at the request of State Street Global Advisors or the portfolio company.

2.   Off-Season Engagement at the Request of a Portfolio Company: From time-to-time, portfolio companies may seek to engage with State Street Global Advisors in the ‘off-season’ to discuss a particular topic.

3.   Off-Season Proactive Engagement Campaigns: Each year, State Street Global Advisors will identify thematic engagement campaigns on important topics for which we are seeking more information to potentially inform our future voting positions.

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Fixed Income Engagements

From time-to-time, certain corporate action election events, reclassifications or other changes to the investment terms of debt holdings may occur or an issuer may seek to engage with State Street Global Advisors to discuss matters pertaining to the debt instruments that State Street Global Advisors holds on behalf of its clients. In such instances, State Street Global Advisors may engage with the issuer to obtain further information about the matter for purposes of its investment decision making. Such engagements are the responsibility of the Fixed Income portfolio management team, but may be supported by State Street Global Advisors’ Asset Stewardship Team. All election decisions are the responsibility of the relevant portfolio management team.

In addition, State Street Global Advisors may identify themes for engagement campaigns with issuers on topics that it believes may affect value of its clients’ debt investments. State Street Global Advisors may proactively engage with portfolio companies and other issuers on these topics to help inform our views on the subject.

Where such themes align with those relating to equities, such engagements may be carried out jointly on behalf of both equity and fixed income holdings where there is mutual benefit for both asset classes. Such engagements are led by the State Street Global Advisors Asset Stewardship Team, but may also be attended by the relevant portfolio management teams.

Engaging with Other Investors Soliciting State Street Global Advisors’ Votes in Connection with Contested Shareholder Meetings, Vote-No Campaigns, or Shareholder Proposals

While it may be helpful to speak to other investors that are running proxy contests, putting forth vote-no campaigns, or proposing shareholder proposals at investee companies, we limit such discussions to investors who have filed necessary documentation with regulators and engage in these discussions at our own discretion.

Our primary purpose of engaging with investors is:

1.   To gain a better understanding of their position or concerns at investee companies.

2.   In proxy contest situations:

•  To assess possible director candidates where investors are seeking board representation in proxy contest situations

•  To understand the investor’s proposed strategy for the company and investment time horizon to assess their alignment with State Street Global Advisors’ views and interests as a long-term shareholder

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Any information about our vote decisions are available in this document and on our website. All requests for engagement should be sent to GovernanceTeam@ssga.com.
Section VI. Other Matters Securities on Loan

As a responsible investor and fiduciary, we recognize the importance of balancing the benefits of voting shares and the incremental lending revenue for the pooled funds that participate in State Street Global Advisors’ securities lending program (the “Funds”). Our objective is to recall securities on loan and restrict future lending until after the record date for the respective vote in instances where we believe that a particular vote could have a material impact on the Funds’ long-term financial performance and the benefit of voting shares will outweigh the forgone lending income.

Accordingly, we have set systematic recall and lending restriction criteria for shareholder meetings involving situations with the highest potential financial implications (such as proxy contests and strategic transactions including mergers and acquisitions, going dark transactions, change of corporate form, or bankruptcy and liquidation). Generally, these criteria for recall and restriction for lending only apply to certain large cap indices in developed markets.

State Street Global Advisors monitors the forgone lending revenue associated with each recall to determine if the impact on the Funds’ long-term financial performance and the benefit of voting shares will outweigh the forgone lending income.

Although our objective is to systematically recall securities based on the aforementioned criteria, we must receive notice of the vote in sufficient time to recall the shares on or before the record date. When we do not receive timely notice, we may be unable to recall the shares on or before the record date.

Reporting

We provide transparency for our stewardship activities through our regular client reports and relevant information reported online. We publish an annual stewardship report that provides details of our stewardship approach, engagement and voting policies, and activities during the year. The annual stewardship report is complemented by quarterly stewardship activity reports as well as the publication of thought leadership on governance and sustainability on our website. Our voting record information is available on Vote View, an interactive platform that provides relevant company details, proposal types, resolution descriptions, and records of our votes cast.

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Appendix A: Assessment Criteria for Common Disclosure Topics

As outlined above, the pillars of our Asset Stewardship Program rest on effective board oversight, quality disclosure and shareholder protection. We are frequently asked to evaluate proposals on various topics, including requests for enhanced disclosure. Where a company receives a proposal on a topic that the company has determined is material to its business, we will assess the proposal in accordance with the below criteria that we believe represent quality disclosure on commonly requested disclosure topics. In each case, in assessing the proposal against the applicable criteria, we may review the company’s relevant disclosures against industry and market practice (e.g., peer disclosure, relevant frameworks, relevant industry guidance).

Climate Disclosure Criteria

For companies that have identified climate-related risks or opportunities as material to their business, we expect the company to provide disclosure on climate-related risks and opportunities relevant to their businesses in line with applicable local regulatory requirements and any voluntary standards and frameworks adopted by the company, as described in the section related to Climate-Related Disclosures above.

Additionally, where a company is among the highest emitters, we consider whether the company discloses:

•  Scenario-planning on relevant risk assessment and strategic planning processes;

•  The company’s plans to achieve stated climate-related targets, if any, including information on timelines and expected emissions reductions; and

•  Incorporation of relevant climate considerations in financial planning and/or capital allocation decisions.

Climate Transition Plan Disclosure Criteria for Companies that have Adopted a Climate Transition Plan

We do not expect or require companies to adopt net zero ambitions or join relevant industry initiatives. For companies that have adopted a net zero ambition and/or climate transition plan and that receive a related proposal, we assess the proposal against the disclosure criteria set out below. Given that climate related risks present differently across industries, our assessment of the below criteria may vary to account for best practices in specific industries.

General Climate-related Disclosures

•  Description of approach to identifying and assessing climate-related risks and opportunities

•  Disclosure of resilience of the company’s strategy taking into consideration a range of climate-related scenarios

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• Disclosure of Scope 1, Scope 2, and relevant categories of Scope 3 emissions and any assurance

Ambition

•  Disclosure of long-term climate ambitions

Targets

•  Disclosure of short-and/or medium-term interim climate targets

•  Disclosure of alignment of climate targets with relevant jurisdictional commitments, specific temperature pathways, and/or sectoral decarbonization approaches

Decarbonization Strategy

•  Disclosure of plans and actions to support stated climate targets and ambitions

•  Disclosure of emissions management efforts within the company’s operations and, as applicable, across the value chain

•  Disclosure of carbon offsets utilization, if any

•  Disclosure of the role of climate solutions (e.g., carbon capture and storage)

•  Disclosure of potential social risks and opportunities related to climate transition plan, if any

Capital Allocation

•  Disclosure integration of relevant climate considerations in financial planning

•  Disclosure of total actual and planned capital deployed toward climate transition plan

•  Disclosure of approach to assessing and prioritizing investments toward climate transition plan (e.g. marginal abatement cost curves, internal carbon pricing, if any)

Climate Policy Engagement

•  Disclosure of position on climate-related topics relevant to the company’s decarbonization strategy

•  Disclosure of assessment of stated positions on relevant climate-related topics versus those of associations and other relevant policy-influencing entities, such as trade associations, industry bodies, or coalitions, to which the company belongs, and any efforts taken as a result of this review to address potential misalignment.

Climate Governance

•  Disclosure of the board’s role in overseeing climate transition plan

•  Disclosure of management’s role in overseeing climate transition plan

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Physical Risk

•  Disclosure of assessment of climate-related physical risks

•  Disclosure of approach to managing identified climate-related physical risks

Stakeholder Engagement

•  Disclosure of engagement with relevant internal stakeholders related to climate transition plan (e.g., workforce training, cross-functional collaboration)

•  Disclosure of engagement with relevant external stakeholders related to climate transition plan (e.g., industry collaboration, customer engagement)

Methane Disclosure Criteria

Where a company has determined that methane emissions-related risks or opportunities are material to its business and has received a related shareholder proposal, we will assess the proposal in accordance with the following disclosure criteria:

•  Disclosure of methane emissions detection and monitoring efforts

•  An explanation of efforts to enhance measurement, reporting, and verification

•  A description of the company’s strategy to manage methane emissions

•  Disclosure of any methane-related metrics and targets utilized

Nature-Related Disclosures: Biodiversity, Deforestation and other Land-Use, Water Management, Pollution and Waste

Where a company has determined that one or more nature-related risks and opportunities are material to its business and has received a related shareholder proposal, we will assess the proposal in accordance with the following disclosure criteria:

•  Governance: Board oversight of the material nature-related risks and opportunities

•  Risk Management: Approach to identifying, assessing, monitoring, and mitigating the material nature-related risks and opportunities

•  Strategy: Consideration of material nature-related risks and opportunities in business strategy, resiliency, and planning

•  Metrics and Targets (when relevant): Metrics used to assess, monitor, and manage nature-related risks and opportunities

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Human Capital Management Disclosure Criteria

Where a company has determined that human capital management-related risks or opportunities are material to its business and has received a related shareholder proposal, we will assess the proposal in accordance with the following disclosure criteria:

•  Board Oversight: Methods outlining how the board oversees human capital-related risks and opportunities;

•  Strategy: Approaches to human capital management and how these advance the long-term business strategy;

•  Compensation: Strategies throughout the organization that aim to attract and retain employees, and incentivize contribution to an effective human capital strategy;

•  Voice: Channels to ensure the concerns and ideas from workers are solicited and acted upon, and how the workforce is engaged and empowered in the organization; and

•  Workforce Demographics: Role of the board in overseeing workforce demographics efforts

Diversity Equity and Inclusion Disclosure Criteria

Where a company has determined that diversity, equity and inclusion-related risks or opportunities are material to its business and has received a related shareholder proposal, we will assess the proposal in accordance with the following disclosure criteria:

•  Board Oversight: Describe how the board executes its oversight role in risks and opportunities related to diversity, equity and inclusion

•  Strategy: Articulate the role that diversity, equity, and inclusion plays in the company’s broader human capital management practices and long-term strategy, as well as how the company intends to implement that strategy

•  Metrics: Provide disclosure on the company’s global employee base and board demographics, where permitted

• Board Composition: Articulate the role of diversity of skills, backgrounds, experiences, and perspectives in the board’s nominating process
Pay Equity Disclosure Criteria (United States and United Kingdom Only)

Where a company has determined that pay equity-related risks or opportunities are material to its business and has received a related shareholder proposal, we will assess the proposal in accordance with the following disclosure criteria:

•  Disclosure of adjusted pay gaps related to race and gender within the company (disclosure of the unadjusted pay gap is also encouraged, but not expected outside of the United Kingdom market at this time);

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• Disclosure of strategy to achieve and maintain pay equity; and • Disclosure of the role of the board in overseeing pay strategies as well as diversity-related efforts
Civil Rights Disclosure Criteria (United States Only)

Where a company has determined that civil rights-related risks or opportunities are material to its business and has received a related shareholder proposal, we will assess the proposal in accordance with the following disclosure criteria:

•  Disclosure of risk related to civil rights, including risks associated with products, practices, and services;

•  Disclosure of plans to manage and mitigate these risks; and

•  Disclosure of processes at the board for overseeing such risks (e.g., committee responsible, frequency of discussions, etc.).

Human Rights Disclosure Criteria

Where a company has determined that human rights-related risks or opportunities are material to its business and has received a related shareholder proposal, we will assess the proposal in accordance with the following disclosure criteria:

•  Human rights-related risks the company considers more relevant;

•  Plans to manage and mitigate these risks;

•  Board oversight of these risks; and

•  Assessment of the effectiveness of the human rights risk management program.

Political Contributions Disclosure Criteria (United States Only)

For all companies that receive a shareholder proposal related to political contributions, we will assess the proposal in accordance with the following disclosure criteria:

•  Disclosure of all contributions, no matter the dollar value, made by the company, its subsidiaries, and/ or affiliated Political Action Committees (PACs) to individual candidates, PACs, and other political organizations at the state and federal levels in the US; and

•  Disclosure of the role of the board in oversight of political contributions.

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Lobbying Disclosure Criteria (United States Only)

For all companies that receive a shareholder proposal related to lobbying disclosure, we will assess the proposal in accordance with the following disclosure criteria:

•  Disclosure of membership in United States trade associations (to which payments are above $50,000 per year) and

•  Disclosure of the role of the board in overseeing lobbying activities.

Trade Association Alignment Disclosure Criteria

For all companies that receive a shareholder proposal related to trade association alignment, we will assess the proposal in accordance with the following disclosure criteria:

•  Disclosure of the board’s role in overseeing the company’s participation in the political process, including membership in trade associations or other policy-influencing entities; and

•  Whether the company regularly performs a gap analysis of its stated positions on relevant issues versus those of the trade associations or other policy-influencing organizations of which it is a member, and

•  Whether the company disclosed a list of its trade association memberships

Note: We believe that management is best suited to take positions on the matters related to their company and therefore we do not recommend any specific position. Our support of these types of shareholder proposals, if any, solely reflect our support for enhanced disclosure on assessing alignment between stated company positions and the positions of associations and other relevant policy-influencing entities to which the company belongs in line with market expectations and effective risk management.

About State Street Global Advisors

For over four decades, State Street Global Advisors has served the world’s governments, institutions, and financial advisors. With a rigorous, risk-aware approach built on research, analysis, and market-tested experience, and as pioneers in index and ETF investing, we are always inventing new ways to invest. As a result, we have become the world’s fourth-largest asset manager* with US $4.72 trillion† under our care.

* Pensions & Investments Research Center, as of December 31, 2023.

† This figure is presented as of December 31, 2024 and includes ETF AUM of $1,577.74 billion USD of which approximately $82.19 billion USD in gold assets with respect to SPDR products for which State Street Global Advisors Funds Distributors, LLC (SSGA FD) acts solely as the marketing agent. SSGA FD and State Street Global Advisors are affiliated. Please note all AUM is unaudited.

ssga.com	© 2025 State Street Corporation.	ID2658960
	All Rights Reserved.	Exp. Date: 03/31/2026

T. ROWE PRICE ASSOCIATES, INC. AND CERTAIN OF ITS

INVESTMENT ADVISER AFFILIATES

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc. and certain of its investment adviser affiliates1 (collectively, “T. Rowe Price”) have adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting their fiduciary duty with regard to the voting of client proxies. This document is reviewed at least annually and updated as necessary.

T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. The U.S.-registered investment companies which T. Rowe Price sponsors and serves as investment adviser (the “Price Funds”) as well as other investment advisory clients have delegated to T. Rowe Price certain proxy voting powers. As an investment adviser, T. Rowe Price has a fiduciary responsibility to such clients when exercising its voting authority with respect to securities held in their portfolios. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular advisory client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities.

One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance and

1 This document is not applicable to T. Rowe Price Investment Management, Inc. (“TRPIM”). TRPIM votes proxies independently from the other T. Rowe Price-related investment advisers and has adopted its own proxy voting policy.

TRPA 2025 Proxy Voting Policies and Procedures.doc Updated: February 2025

disclosure. In addition to our proxy voting guidelines, we rely on a company’s public filings, its board recommendations, its track record, country-specific best practices codes, our research providers and – most importantly – our investment professionals’ views in making voting decisions. T. Rowe Price investment personnel do not coordinate with investment personnel of its affiliated investment adviser, TRPIM, with respect to proxy voting decisions.

T. Rowe Price seeks to vote all of its clients’ proxies. In certain circumstances, T. Rowe Price may determine that refraining from voting a proxy is in a client’s best interest, such as when the cost of voting outweighs the expected benefit to the client. For example, the practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

ADMINISTRATION OF POLICIES AND PROCEDURES

Environmental, Social and Governance Investing Committee. T. Rowe Price’s Environmental, Social and Governance Investing Committee (“TRPA ESG Investing Committee” or the “Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues. Certain delegated members of the Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or advisory client. Rather, voting authority and responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or the advisory client’s portfolio manager. The Committee is also responsible for the oversight of third-party proxy services firms that T. Rowe Price engages to facilitate the proxy voting process.

Global Proxy Operations Team. The Global Proxy Operations team is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Governance Team. Our Governance team is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.

Responsible Investment Team. Our Responsible Investment team oversees the integration of environmental and social factors into our investment processes across asset classes. In formulating vote recommendations for matters of an environmental or social nature, the Governance team consults with the appropriate sector analyst from the Responsible Investment team, as appropriate.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area.

TRPA 2025 Proxy Voting Policies and Procedures.doc Updated: February 2025

ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include custom vote recommendations, research, vote execution, and reporting. Services provided by ISS do not include automated processing of votes on our behalf using the ISS Benchmark Policy recommendations. Instead, in order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the TRPA ESG Investing Committee, ISS maintains and implements custom voting policies for the Price Funds and other advisory client accounts.

Meeting Notification

T. Rowe Price utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles our clients’ holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily and transmitted to T. Rowe Price through ProxyExchange, an ISS application.

Vote Determination

Each day, ISS delivers into T. Rowe Price’s customized ProxyExchange environment a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. For meetings with complex ballot items in certain international markets, research may be consulted from local domestic proxy research providers. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers execute their responsibility to vote proxies in different ways. Some have decided to vote their proxies generally in line with the guidelines as set by the TRPA ESG Investing Committee. Others review the customized vote recommendations and approve them before the votes are cast. Portfolio managers have access to current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Global Proxy Operations team is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is contrary to our proxy voting guidelines.

T. Rowe Price Voting Guidelines

Specific proxy voting guidelines have been adopted by the TRPA ESG Investing Committee for all regularly occurring categories of management and shareholder proposals. The guidelines include regional voting guidelines as well as the guidelines for investment strategies with objectives other than purely financial returns, such as Impact and Net Zero. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com/esg.

TRPA 2025 Proxy Voting Policies and Procedures.doc Updated: February 2025

Global Portfolio Companies

The TRPA ESG Investing Committee has developed custom international proxy voting guidelines based on our proxy advisor’s general global policies, regional codes of corporate governance, and our own views as investors in these markets. We apply a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of a single set of policies is not appropriate for all markets.

Fixed Income and Passively Managed Strategies

Proxy voting for our fixed income and indexed portfolios is administered by the Global Proxy Operations team using T. Rowe Price’s guidelines as set by the TRPA ESG Investing Committee. Indexed strategies generally vote in line with the T. Rowe Price guidelines. Fixed income strategies generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security such as consents, restructurings, or reorganization proposals.

Shareblocking

Shareblocking is the practice in certain countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. T. Rowe Price’s policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the temporary loss of liquidity in the blocked shares.

Securities on Loan

The Price Funds and our institutional clients may participate in securities lending programs to generate income for their portfolios. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the applicable deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless we determine there is a material voting event that could affect the value of the loaned securities. In this event, we have the discretion to pull back the loaned securities for the Price Funds in order to cast a vote at an upcoming shareholder meeting. A monthly monitoring process is in place to review securities on loan for the Price Funds and how they may affect proxy voting.

TRPA 2025 Proxy Voting Policies and Procedures.doc Updated: February 2025

Monitoring and Resolving Conflicts of Interest

The TRPA ESG Investing Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders and other investment advisory clients. While membership on the Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Committee, application of the guidelines by portfolio managers to vote client proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. Issues raising potential conflicts of interest are referred to designated members of the Committee for immediate resolution prior to the time T. Rowe Price casts its vote.

With respect to personal conflicts of interest, T. Rowe Price’s Global Code of Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations

Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price voting guidelines and votes inconsistent with the guidelines will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item.

In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. Shares of the Price Funds that are held by other Price Funds will generally be voted in the same proportion as shares for which voting instructions from other shareholders are timely received. If voting instructions from other shareholders are not received, or if a T. Rowe Price Fund is only held by other T. Rowe Price Funds or other accounts for which T. Rowe Price has proxy voting authority, the fund will vote in accordance with its Board’s instruction.

For shares of the Price Funds that are series of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc.

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(collectively, the “Variable Insurance Portfolios”) held by insurance company separate accounts for which the insurance company has not received timely voting instructions, as well as shares the insurance company owns, those shares shall be voted in the same proportion as shares for which voting instructions from contract holders are timely received.

Limitations on Voting Proxies of Banks

T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.2

REPORTING, RECORD RETENTION AND OVERSIGHT

The TRPA ESG Investing Committee, and certain personnel under the direction of the Committee, perform the following oversight and assurance functions, among others, over T. Rowe Price’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with T. Rowe Price’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.

T. Rowe Price will furnish Vote Summary Reports, upon request, to its institutional clients that have delegated proxy voting authority. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client

2 The FRB Relief and the process for voting of Excess Shares described herein apply to the aggregate beneficial ownership of T. Rowe Price and TRPIM.

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during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to such clients upon request.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price proxy voting guidelines, Committee meeting materials, and other internal research relating to voting decisions are maintained in accordance with applicable requirements.

TRPA 2025 Proxy Voting Policies and Procedures.doc Updated: February 2025

T. ROWE PRICE INVESTMENT MANAGEMENT, INC.

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Investment Management, Inc. (“TRPIM”) views proxy voting as integral to its investment management responsibilities. Certain investment advisory clients of TRPIM, including U.S.-registered investment companies which TRPIM serves as investment adviser have delegated to TRPIM certain proxy voting powers. TRPIM seeks to vote all proxies of the securities held in client accounts for which it has proxy voting authority in the best interest of those clients.

Fiduciary Responsibilities and Voting Considerations. TRPIM believes that it has a fiduciary obligation to vote proxies solely in the best interests of its clients. Our intent is to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. One of the primary factors TRPIM considers when determining the desirability of investing in a particular company is the quality and depth of its management. As the management of a portfolio company is responsible for its day-to-day operations, as well as its long-term direction and strategic planning, TRPIM believes that management, subject to the oversight of the relevant board of directors, is typically best suited to make decisions that serve the interests of shareholders. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance and disclosure.

Our portfolio managers are responsible for making proxy voting decision in their clients’ best interests based on the facts and circumstances applicable to each company and issue. In addition to our own internal research, our investment personnel take into account additional factors when making voting decisions, including: our proxy voting guidelines, the issuer’s public filings, its board recommendations, its track record, country-specific best practices codes and input from external research providers. TRPIM investment personnel do not coordinate with investment personnel of its affiliated investment advisers with respect to proxy voting decisions. TRPIM’s proxy voting decisions are independent.

TRPIM seeks to vote all of its clients’ proxies. In certain circumstances, TRPIM may determine that refraining from voting a proxy is in a client’s best interest, such as when the cost of voting outweighs the expected benefit to the client. For example, the practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. Additionally, TRPIM reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

TRPIM 2025 Proxy Voting Policies and Procedures Updated: February 2025

ADMINISTRATION OF POLICIES AND PROCEDURES

Environmental, Social and Governance (“ESG”) Investing Committee. The TRPIM ESG Investing Committee is responsible for establishing positions with respect to corporate governance and other proxy issues. While the Committee sets voting guidelines and serves as a resource for TRPIM portfolio management, it does not have proxy voting authority for any advisory client. Rather, voting authority and responsibility is held by the particular portfolio manager.

Responsible Investing and Governance Team. Our Responsible Investing and Governance team oversees the integration of environmental, social and governance factors into our investment processes across asset classes. This team is responsible for reviewing proxy agendas for all upcoming meetings and making company-specific recommendations, including for matters of an environmental or social nature.

Global Proxy Operations Team. A team of individuals employed by an affiliated entity of TRPIM is responsible for the administrative and operational aspects of the proxy voting process, which is a ministerial process that does not involve the exercise of discretion. This team is subject to policies that prevent the sharing of voting decisions between TRPIM and its affiliated investment advisers.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, TRPIM has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include custom vote recommendations, research, vote execution, and reporting. Services provided by ISS do not include automated processing of votes on our behalf using the ISS Benchmark Policy recommendations. Instead, in order to reflect TRPIM’s issue-by-issue voting guidelines as approved by the TRPIM ESG Investing Committee, ISS maintains and implements custom voting policies for TRPIM’s advisory clients that have given it proxy voting authority.

TRPIM utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles our clients’ holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily and transmitted to TRPIM through ProxyExchange, an ISS application.

Each day, ISS delivers into TRPIM’s customized ProxyExchange environment a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and

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processing. The final authority and responsibility for proxy voting decisions remains with TRPIM.

Monitoring and Resolving Conflicts of Interest

The TRPIM ESG Investing Committee is also responsible for monitoring and resolving potential material conflicts between the interests of TRPIM and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our investment advisory clients. Membership on the Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since our voting guidelines are predetermined by the Committee, application of the guidelines by portfolio managers to vote client proxies should in most instances adequately address any potential conflicts of interest. However, the Committee regularly reviews all proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Committee also assesses whether any business or other material relationships between TRPIM and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. Issues raising potential conflicts of interest are referred to designated members of the Committee for immediate resolution prior to the vote.

With respect to personal conflicts of interest, the firm’s Global Code of Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations

TRPIM has voting authority for proxies of the holdings of certain investment funds sponsored by an affiliate (the “Price Funds”) that invest in other Price Funds. Shares of the Price Funds that are held by other Price Funds will generally be voted in the same proportion as shares for which voting instructions from other shareholders are timely received. If voting instructions from other shareholders are not received, or if a Price Fund is only held by other Price Funds or other accounts for which TRPIM or an affiliate has proxy voting authority, the fund will vote in accordance with its Board’s instruction.

For shares of the Price Funds that are series of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. (collectively, the “Variable Insurance Portfolios”) held by insurance company separate accounts for which the insurance company has not received timely voting instructions, as well as shares the insurance company owns, those shares shall be voted in the same proportion as shares for which voting instructions from contract holders are timely received.

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TRPIM Voting Guidelines

Specific proxy voting guidelines have been adopted by the TRPIM ESG Investing Committee for all regularly occurring categories of management and shareholder proposals. Many guidelines indicate a “case by case” analysis, reflecting that the facts and circumstances of each issue may vary. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com/esg.

Fixed Income Strategies

Proxy voting for our fixed income portfolios is administered by the Global Proxy Operations team using TRPIM’s guidelines as set by the TRPIM ESG Investing Committee. Fixed income strategies generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security such as consents, restructurings, or reorganization proposals.

Shareblocking

Shareblocking is the practice in certain countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Our policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the temporary loss of liquidity in the blocked shares.

Securities on Loan

The Price Funds and our institutional clients may participate in securities lending programs to generate income for their portfolios. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the applicable deadline. TRPIM’s policy is generally not to vote securities on loan unless we determine there is a material voting event that could affect the value of the loaned securities. In this event, we have the discretion to pull back the loaned securities for Price Funds in order to cast a vote at an upcoming shareholder meeting. A monthly monitoring process is in place to review securities on loan for Price Funds and how they may affect proxy voting.

Limitations on Voting Proxies of Banks

TRPIM’s parent holding company, T. Rowe Price Group, Inc. has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of

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conditions, TRPIM and its affiliated investment advisers (collectively, “T. Rowe Price”) to acquire in the aggregate on behalf of their clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price (and thus also TRPIM) use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.

REPORTING, RECORD RETENTION AND OVERSIGHT

The TRPIM ESG Investing Committee and the Global Proxy Operations team, perform the following oversight and assurance functions, among others, over TRPIM’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with TRPIM’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the our proxy voting policy and guidelines to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.

TRPIM will furnish Vote Summary Reports, upon request, to its institutional clients that have delegated proxy voting authority. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to such clients upon request.

TRPIM retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the TRPIM proxy voting guidelines, Committee meeting materials, and other internal research relating to voting decisions are maintained in accordance with applicable requirements.

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VAMUS Proxy Voting Policy Guidelines

Vontobel Asset Management, Inc. (“VAMUS”) has adopted and implemented the following policies and procedures (the “Proxy Guidelines”) pursuant to Rule 206(4)-6 of the Investment Adviser Act of 1940, to ensure that where authorized, VAMUS will vote clients securities in a manner that is in the best interest of the client. Clients may opt to give us the authority to vote securities proxies on their behalf via their Investment Management Agreements. Clients that gave us proxy voting authority cannot direct our vote in a particular solicitation. Clients can change their proxy voting option at any time by providing us with written notice.

VAMUS recognizes that the act of managing assets of clients consisting of common stock includes the voting of proxies related to the stock. VAMUS believes that strong governance provides the backbone to a sustainable business. As stewards of capital, VAMUS regards the accountability of the board to a company’s shareholders, and of management to the board, as vital links to help protect the long-term interests of clients.

The sheer number of proxy votes related to client holdings makes it impossible for us to fully research each and every proxy issue. Recognizing the importance of informed and responsible proxy voting, we rely on the services of third-party service providers to provide proxy voting research, guidance, and recommendations. The Proxy Guidelines allow VAMUS to utilize the services of third-party vendors to vote on behalf of Clients.

A key objective of our policies and procedures is to recognize that a company’s management is entrusted with the day-to-day operations and longer-term strategic planning of the company, subject to the oversight of the company’s board of directors. While ordinary business matters are primarily the responsibility of management and should be approved solely by the corporation’s board of directors, this objective also recognizes that the company’s shareholders must have final say over how management and directors are performing, and how shareholders’ rights and ownership interests are handled, especially when matters could have substantial economic implications for the shareholders. We support the right of shareholders to submit important matters for inclusion on a company’s proxy statement. In each case, whether a proposal is introduced by management or shareholders, we have a fiduciary duty to vote in a manner that is in the best interest of our clients. Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

–   Accountability: Each company should have effective means in place to hold those entrusted with running a company’s business accountable for their actions. Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.

–   Alignment of Management and Shareholder Interests: Each company should endeavor to align the interests of management and the board of directors with the interests of the company’s shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

–   Transparency: Timely disclosure of important information about a company’s business operations and financial performance enables investors to evaluate the performance of a company and to make informed decisions about the purchase and sale of a company’s securities.

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We base our voting often on the recommendations and sustainability/responsible investment policies of our proxy voting service providers. Additionally, we also have custom policies covering circumstances that may not be consistently addressed by service providers. In most cases, we vote in accordance with the recommendation and policies of service providers, but we reserve the right to disagree or override a recommendation if we see fit. In those instances, the research presented, discussion points and final decision regarding the vote will be documented. Portfolio Managers are ultimately responsible for determining how to vote and therefore have the discretion to independently decide any final vote on a proposal. A Portfolio Manager may delegate proxy voting responsibilities to a Research Analyst performing research for specific issuers on the investment management team.

Client proxies that are voted contrary to a service provider’s recommendation will be review periodically by compliance to assess for conflicts of interest or any other relevant issues and reported to the firm’s Executive Committee as necessary. The Chief Compliance Officer or designee shall be responsible for ensuring that such documentation is prepared and maintained by the firm.

Conflicts of Interest

Conflicts of interest can arise relating to proxy proposals. Whenever VAMUS detects an actual or potential material conflict between the interests of a client and the interests of VAMUS, VAMUS will review the conflict or potential conflict to determine whether a conflict in fact exists and what to do about the identified conflict. Where a conflict has been identified, VAMUS will use one of the following methods to resolve the conflict, provided such method results in a decision to vote the proxies that is solely based on the client’s best interests:

–   Provide the client with sufficient information regarding the shareholder vote and our potential conflict with the client, and obtain the client’s consent before voting;

–   Vote securities based on the pre-determined voting policy set forth herein;

–   Vote client securities based upon the original recommendation of a service provider; or,

–   Request the client to engage another party to determine how the proxies should be voted.

With respect to registered investment company clients, we will resolve all conflicts by voting pursuant to recommendations of a service provider.

A copy of our proxy voting policies and procedures may be obtained by contacting us at 212-804-9300 or at vamuscompliance@vontobel.com. Clients may obtain information about how we voted with respect to their securities by sending us a written request.

Clients for whom we do not have authority to vote securities will receive their proxies or other solicitations directly from their custodians or transfer agents, who will be solely responsible for providing clients with information about a particular solicitation. Clients, however, can call or email us should they have any questions about a particular proxy solicitation.

Appendix B

Ratings of Short-Term and Corporate Debt Securities

The following tables provide descriptions of credit ratings for short-term and long-term securities by the major credit rating services. While such credit ratings are considered when making investment decisions, the Funds’ Adviser and Sub-Advisers perform their own studies, analyses and evaluation and do not rely solely on credit rating services.

Moody’s Investor Service (Moody’s) Short-Term Issue Ratings:

Rating	Description
P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

Standard & Poor’s Rating Services (S&P) Short-Term Issue Ratings:

Rating	Description
A-1+ A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative
B-1	characteristics. The obligor currently has the capacity to meet its financial commitments on the
B-2	obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate
B-3	capacity to meet its financial commitments on the obligation.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

R	A short-term obligation rated ‘R’ is under regulatory supervision owning to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and no others.

D	A short-term obligation rated ‘D’ is in default on one or more of its financial obligations including rated and unrated financial obligations but excluding hybrid instruments classified as regulatory capital or in non-payment according to terms. A ‘D’ rating is assigned when S&P Global Ratings believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.

B-1

Fitch Inc. (Fitch) Short-Term Ratings:

Rating	Description
F1+ F1	Highest short-term credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	Good short-term credit quality. A satisfactory capacity for timely payment of financial commitments but, the margin of safety is not as great as is the case of higher ratings.
F3	Fair short-term credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Moody’s Long-Term Ratings:

Rating	Description
Aaa	Obligations rated Aaa are judged to be of the highest quality with minimal risk
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low default risk.
A	Obligations rated A are judged to be of upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are judged to be of medium grade and subject to moderate credit risk and as such may have speculative characteristics.
Ba	Obligations rated Ba are judged to be speculative characteristics and are subject to substantial credit risk.
B	Obligations rated B are judged to be speculative and are subject to high credit risk
Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are lowest rated class of bonds and are typically in default, with little prospect for recovery of principal and interest.

S&P Long-Term Issuer Credit Ratings:

Rating	Description
AAA	An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by Standard & Poor’s.
AA	An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.
A	An obligor rated ‘A’ still has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.
BBB	An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

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PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Articles of Incorporation, dated April 21, 1982, of Penn Series Funds, Inc. (the “Registrant”) (the “Articles of Incorporation”) are incorporated herein by reference to Exhibit (a)(1) to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR (Accession No. 0001193125-14-171597) on April 30, 2014.

(a)(1)(i)	Articles of Amendment, dated April 22, 2002, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-08-027994) on April 29, 2008.

(a)(1)(ii)	Articles of Amendment, dated July 27, 2004, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(a)(1)(iii)	Articles Supplementary, dated April 18, 2008, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-08-027994) on April 29, 2008.

(a)(1)(iv)	Articles of Amendment, dated August 18, 2008, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(5) to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(a)(1)(v)	Articles of Amendment, dated April 28, 2011, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(6) to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-11-118957) on April 29, 2011.

(b)	Amended and Restated By-Laws, dated September 9, 2020, are incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(c)	None (outstanding shares of common stock are recorded on the books and records of the Registrant—Certificates of stock are not issued).

(d)(1)	Amended and Restated Investment Advisory Agreement, dated May 1, 2020, between the Registrant and Penn Mutual Asset Management, LLC (the “Investment Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(1)(i) to Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-20-120811) on April 27, 2020.

(d)(1)(i)	Amendment, dated May 1, 2023, to the Investment Advisory Agreement is incorporated herein by reference to Exhibit (d)(2) to Post Effective Amendment No. 97 to the Registrant’s Registration on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-23-118365) on April 26, 2023.

(d)(1)(ii)	Amendment, dated June 1, 2023, to the Investment Advisory Agreement is incorporated herein by reference to Exhibit (d)(1)(ii) to Post Effective Amendment No. 98 to the Registrant’s Registration on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-24-113383) on April 25, 2024.

(d)(1)(iii)	Amendment, dated June 1, 2024, to the Investment Advisory Agreement is filed herewith.

(d)(2)	Amended and Restated Investment Sub-Advisory Agreement, dated October 1, 2019, between Penn Mutual Asset Management, LLC and Goldman Sachs Asset Management, L.P. (the “Goldman Sachs Sub-Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-20-120811) on April 27, 2020.

(d)(2)(i)	Amendment, dated November 13, 2023, to the Goldman Sachs Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(2)(i) to Post Effective Amendment No. 98 to the Registrant’s Registration on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-24-113383) on April 25, 2024.

(d)(2)(ii)	Amendment, dated June 1, 2024, to the Goldman Sachs Sub-Advisory Agreement is filed herewith.

(d)(3)	Amended and Restated Investment Sub-Advisory Agreement, dated March 7, 2022, between Penn Mutual Asset Management, LLC and T. Rowe Price Associates, Inc. (the “T. Rowe Price Sub-Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-22-122829) on April 27, 2022.

(d)(3)(i)	Investment Sub-Advisory Agreement, dated March 7, 2022, between T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc. is incorporated herein by reference to Exhibit (d)(3)(i) to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-22-122829) on April 27, 2022.

(d)(3)(ii)	Amendment, dated June 1, 2023, to the T. Rowe Price Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(3)(ii) to Post Effective Amendment No. 98 to the Registrant’s Registration on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-24-113383) on April 25, 2024.

(d)(4)	Amended and Restated Investment Sub-Advisory Agreement, dated March 1, 2025, between Penn Mutual Asset Management, LLC and Vontobel Asset Management, Inc. is filed herewith.

(d)(5)	Investment Sub-Advisory Agreement, dated August 22, 2008, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and SSGA Funds Management, Inc. (the “SSGA FM Sub-Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(16) to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(d)(5)(i)	Amendment, dated May 14, 2015, to the SSGA FM Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(7)(i) to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(5)(ii)	Amendment, dated July 1, 2016, to the SSGA FM Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(6)(ii) to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(5)(iii)	Amendment, dated March 1, 2025, to the SSGA FM Sub-Advisory Agreement is filed herewith.

(d)(6)	Investment Sub-Advisory Agreement, dated February 26, 2020, between Penn Mutual Asset Management, LLC and AllianceBernstein L.P. (the “AllianceBernstein Sub-Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(7) to Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-20-120811) on April 27, 2020.

(d)(6)(i)	Amendment, dated June 1, 2024, to the AllianceBernstein Sub-Advisory Agreement is filed herewith.

(d)(7)	Investment Sub-Advisory Agreement, dated March 1, 2021, between Penn Mutual Asset Management, LLC and Eaton Vance Management (the “Eaton Vance Sub-Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(7) to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(d)(7)(i)	Amendment, dated June 1, 2024, to the Eaton Vance Sub-Advisory Agreement is filed herewith.

(d)(8)	Amended and Restated Investment Sub-Advisory Agreement, dated October 1, 2019, between Penn Mutual Asset Management, LLC and Cohen & Steers Capital Management, Inc. is incorporated herein by reference to Exhibit (d)(10) to Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-20-120811) on April 27, 2020.

(d)(9)	Investment Sub-Advisory Agreement, dated May 1, 2020, between Penn Mutual Asset Management, LLC and Janus Henderson Investors US LLC (the “Janus Sub-Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(11) to Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-20-120811) on April 27, 2020.

(d)(9)(i)	Amendment, dated April 30, 2021, to the Janus Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(10)(i) to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(d)(9)(ii)	Amendment, dated June 1, 2024, to the Janus Sub-Advisory Agreement is filed herewith.

(d)(10)	Amended and Restated Investment Sub-Advisory Agreement, dated October 1, 2019, between Penn Mutual Asset Management, LLC and American Century Investment Management, Inc. (the American Century Sub-Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-20-120811) on April 27, 2020.

(d)(10)(i)	Amendment, dated June 1, 2024, to the American Century Sub-Advisory Agreement is filed herewith.

(d)(11)	Investment Sub-Advisory Agreement, dated May 1, 2013, between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Massachusetts Financial Services Company (the “MFS Sub-Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(29) to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-13-187666) on April 30, 2013.

(d)(11)(i)	Amendment, dated May 14, 2015, to the MFS Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(14)(i) to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(11)(ii)	Amendment, dated July 1, 2016, to the MFS Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(13)(ii) to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(11)(iii)	Amendment, dated June 1, 2024, to the MFS Sub-Advisory Agreement is filed herewith.

(d)(12)	Investment Sub-Advisory Agreement, dated April 30, 2021, between Penn Mutual Asset Management, LLC and Delaware Investments Fund Advisers (the “DIFA Sub-Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(13) to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-22-057728) on February 28, 2022.

(d)(12)(i)	Amendment, dated May 1, 2023, to the DIFA Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(13)(i) to Post Effective Amendment No. 97 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-23-118365) on April 26, 2023.

(d)(12)(ii)	Amendment, dated June 1, 2024, to the DIFA Sub-Advisory Agreement is filed herewith.

(e)	None. Common stock of the Registrant is sold only to The Penn Mutual Life Insurance Company and its affiliated insurance companies for their general or separate accounts.

(f)	None.

(g)(1)	Custody Agreement, dated January 1, 2016, between the Registrant and The Bank of New York Mellon (the “Custody Agreement”) is incorporated herein by reference to Exhibit (g)(1)(iii) to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-478194) on February 25, 2016.

(g)(1)(i)	Supplement, dated May 14, 2020, to the Custody Agreement is incorporated herein by reference to Exhibit (g)(1)(i) to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(g)(2)	Foreign Custody Manager Agreement, dated July 18, 2011, between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-12-182517) on April 25, 2012.

(h)(1)	Second Amended and Restated Administrative and Corporate Services Agreement, dated January 1, 2016, between the Registrant and The Penn Mutual Life Insurance Company is incorporated herein by reference to Exhibit (h)(1)(i) to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-478194) on February 25, 2016.

(h)(2)	Co-Administration Agreement, dated January 1, 2016, between the Registrant and Penn Mutual Asset Management, Inc. (now Penn Mutual Asset Management, LLC) (the “Co-Administration Agreement”) is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-478194) on February 25, 2016.

(h)(2)(i)	Amendment, dated July 1, 2016, to the Co-Administration Agreement is incorporated herein by reference to Exhibit (h)(2)(i) to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(h)(3)	Service Agreement, dated January 1, 2016, between the Registrant and The Penn Mutual Life Insurance Company is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-478194) on February 25, 2016.

(h)(4)	Fund Administration and Accounting Agreement, dated January 1, 2016, between the Registrant and BNY Mellon Investment Servicing (US) Inc. (the “Fund Administration and Accounting Agreement”) is incorporated herein by reference to Exhibit (h)(4)(iv) to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-478194) on February 25, 2016.

(h)(4)(i)	Money Market Fund Services Amendment, dated May 19, 2016, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Exhibit (h)(4)(v) to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(h)(4)(ii)	Notice of Assignment, dated July 18, 2017, of the Fund Administration and Accounting Agreement is incorporated herein by reference to Exhibit (h)(4)(vi) to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-18-135243) on April 26, 2018.

(h)(4)(iii)	Amendment, dated July 21, 2017, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Exhibit (h)(4)(vi) to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-18-058396) on February 26, 2018.

(h)(4)(iv)	Amendment, dated May 17, 2018, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Exhibit (h)(4)(viii) to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(h)(4)(v)	Amendment, dated March 1, 2024, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Exhibit (h)(4)(v) to Post Effective Amendment No. 98 to the Registrant’s Registration on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-24-113383) on April 25, 2024.

(h)(5)	Transfer Agency Agreement, dated January 1, 2016, between the Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-478194) on February 25, 2016.

(h)(6)	Third Amended and Restated Expense Limitation Agreement, dated September 7, 2022, is incorporated herein by reference to Exhibit (h)(6) to Post Effective Amendment No. 97 to the Registrant’s Registration on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-23-118365) on April 26, 2023.

(h)(7)	Amended and Restated Expense Waiver Reimbursement Agreement, dated May 1, 2023, by and among the Registrant (on behalf of its series, the Money Market Fund), Penn Mutual Asset Management, LLC and The Penn Mutual Life Insurance Company is incorporated herein by reference to Exhibit (h)(7) to Post Effective Amendment No. 97 to the Registrant’s Registration on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No.0001193125-23-118365) on April 26, 2023.

(i)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j)	Consent of independent registered public accounting firm, KPMG LLP, is filed herewith.

(k)	None.

(l)	None.

(m)	None.

(n)	None.

(o)	None.

(p)(1)	Code of Ethics of the Registrant, as amended December 1, 2022, is incorporated herein by reference to Exhibit (p)(1) to Post Effective Amendment No. 97 to the Registrant’s Registration on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-23-118365) on April 26, 2023.

(p)(2)	Code of Ethics of Penn Mutual Asset Management, LLC, as amended February 6, 2024, is filed herewith.

(p)(3)	Goldman Sachs Asset Management, L.P. Code of Ethics, revised December 4, 2024, is filed herewith.

(p)(4)	T. Rowe Price Associates, Inc. (including T. Rowe Price Investment Management Inc.) Code of Ethics, effective February 1, 2023, is incorporated herein by reference to Exhibit (p)(4) to Post Effective Amendment No. 97 to the Registrant’s Registration on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-23-118365) on April 26, 2023.

(p)(5)	Vontobel Asset Management, Inc. Code of Ethics, effective February 2025, is filed herewith.

(p)(6)	Cohen & Steers Capital Management, Inc. Code of Ethics, last updated February 2025, is filed herewith.

(p)(7)	Eaton Vance Management Code of Ethics, effective December 12, 2024, is filed herewith.

(p)(8)	Alliance Bernstein L.P. Code of Ethics, dated January 2024, is incorporated herein by reference to Exhibit (p)(8) to Post Effective Amendment No. 98 to the Registrant’s Registration on Form N-1A (File Nos. 002-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-24-113383) on April 25, 2024.

(p)(9)	SSGA Funds Management, Inc. Code of Ethics, effective March 31, 2025, is filed herewith.

(p)(10)	American Century Investment Management, Inc. Code of Ethics, dated October 29, 1999, last revised January 1, 2025, is filed herewith.

(p)(11)	Janus Henderson Group plc (including Janus Henderson Investors US LLC) Code of Ethics, revised January 1, 2025, is filed herewith.

(p)(12)	Massachusetts Financial Services Company Code of Ethics, dated August 1, 2024, is filed herewith.

(p)(13)	Delaware Investments Fund Advisers Code of Ethics, dated September 2024, is filed herewith.

(q)	Powers of Attorney of Messrs. O’Malley, Pudlin and MacKinlay, and Ms. Matthias, dated February 21, 2025, are filed herewith.

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Item 29.	Persons Controlled by or under Common Control with Registrant

The Penn Mutual Life Insurance Company (“Penn Mutual”) is the owner of 100% of the outstanding common stock of the Registrant. The outstanding shares of each of the Funds are owned by Separate Accounts maintained by Penn Mutual and the Penn Insurance and Annuity Company (“PIA”) (together, the “Insurance Companies”), the Balanced Fund and the LifeStyle Funds (collectively, the “Funds of Funds”), the Penn Mutual general account, and certain qualified pension plans. The Insurance Companies hold shares principally in the following Separate Accounts: Penn Mutual Variable Annuity Account I, Penn Mutual Variable Annuity Account II, Penn Mutual Variable Annuity Account III, Penn Mutual Variable Life Account I, Penn Mutual Separate Account E, and Penn Insurance and Annuity Variable Annuity Account I. For further information on the ownership of the outstanding common stock of the Registrant, see “Control Persons and Principal Holders of Shares” in the Statement of Additional Information, which is incorporated hereunder by reference.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of PIA, a Delaware corporation.

Penn Mutual holds the entire ownership interest in Penn Mutual Asset Management, LLC, a Delaware limited liability company and registered investment adviser.

Penn Mutual Asset Management, LLC holds the entire ownership interest in HLS I, LLC, a limited liability company incorporated in Delaware.

Penn Mutual holds the entire ownership interest in Penn Mutual Payroll Administration, LLC, a Pennsylvania limited liability company.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Vantis Life Insurance Company, a Delaware corporation.

Penn Mutual is the record and beneficial owner of 100% of the outstanding stock of Penn Insurance and Annuity Company of New York, a New York corporation.

JMS Resources Inc. is the record and beneficial owner of 100% of the outstanding common stock of the Janney Private Equity Company Inc., a Delaware corporation.

Penn Mutual holds the entire ownership interest in Hornor, Townsend & Kent, LLC, a Delaware limited liability company.

Penn Mutual holds the entire ownership interest in ILS Holdings, LLC, a Delaware limited liability company.

Penn Mutual holds the entire ownership interest in myWorth, LLC, a Pennsylvania limited liability company.

Penn Mutual holds the entire ownership interest in 1847 Insurance Captive, LLC, a Delaware limited liability company.

Penn Mutual holds the entire ownership interest in 1847 Select Ventures, LLC, a Delaware limited liability company.

Penn Mutual holds the entire ownership interest in 1847 Financial, LLC, a Delaware limited liability company. PIA is the record and beneficial owner of 100% of the outstanding common shares of PIA Reinsurance Company of Delaware I, a Delaware corporation and holds the entire ownership interest in Dresher Run I, LLC, a Delaware limited liability company.

Vantis Life Insurance Company holds the entire ownership interest in the Savings Bank Life Insurance Company Agency, LLC.

Item 30.	Indemnification

Article VII, Section (3) of the Articles of Incorporation of the Registrant provides generally that directors and officers of the Registrant shall be indemnified by the Registrant to the full extent permitted by the General Laws of the State of Maryland law and by the Investment Company Act of 1940, now or hereinafter in force, including the advance of related expenses.

Article VI, Section (2) of the By-laws of the Registrant provides: Any person who was or is a party or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, settlements and reasonable expenses (including attorney’s fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the General Laws of the State of Maryland now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisers

Any other business, profession, vocation or employment of a substantial nature that each adviser and sub-adviser and each director, officer or partner of each adviser and sub-adviser is or has been engaged within the last two fiscal years (December 31, 2023 and December 31, 2024) for his or her own account or in the capacity of director, officer, employee, partner or trustee is as follows:

Penn Mutual Asset Management, LLC

Penn Mutual Asset Management, LLC (“PMAM”) is an SEC registered investment adviser and a registered commodity pool operator. PMAM serves as investment adviser to each of the Funds and has served as the investment adviser of each Fund since its inception. The principal business address of PMAM is Eight Tower Bridge, 161 Washington Street, Suite 1111, Conshohocken, Pennsylvania 19428.

Name and Current Position with PMAM	Other Business and Connections During the Past Two Fiscal Years (city and state of registered agent)
David M. O’Malley, Chairman of Penn Mutual Asset Management, LLC Board (the “Board”)	Director and Chairman of the Board, Penn Series Funds, Inc. (“Penn Series”); Chairman, President and Chief Executive Officer, The Penn Mutual Life Insurance Company, Philadelphia, PA (“Penn Mutual”), The Penn Insurance and Annuity Company, Wilmington, DE (“PIA”), Vantis Life Insurance Company, (“Vantis”), The Penn Insurance and Annuity Company of New York (“PIA NY”); Chairman and Chief Executive Officer, PIA Reinsurance Company of Delaware I (“PIA Re”); Chairman, Hornor, Townsend & Kent, LLC (“HTK”), 1847 Financial, LLC (“1847”), 1847 Insurance Captive, LLC, 1847 Select Ventures, LLC.

Keith G. Huckerby, Senior Managing Director and Chief Operating Officer, Manager of the Board	President, Penn Series; Manager, HTK.

Mark Heppenstall President and Chief Investment Officer, Manager of the Board	Portfolio Manager, PMAM.

Tyler Thur, Chief Financial Officer	Assistant Treasurer, Penn Series.

Steven Viola, Assistant Treasurer	Treasurer (Principal Financial Officer and Principal Accounting Officer), Penn Series.

Ann-Marie Mason, Chief Legal Officer and Secretary	Chief Legal Officer and Corporate Secretary, Penn Mutual, PIA, PIA Re, Vantis, PIA NY, HTK and 1847.

Karthick Dalawai, Chief Risk Officer	Chief Risk Officer, Penn Mutual; Director and Chief Risk Officer, PIA, PIA NY, Vantis; Manager and Chief Risk Officer, HTK and 1847.

Victoria Robinson, Chief Ethics and Compliance Officer, Manager of the Board	Chief Compliance Officer, AML Officer, Secretary, Penn Series; Chief Ethics and Compliance Officer, Penn Mutual; Director and Chief Ethics and Compliance Officer, PIA, PIANY and Vantis; Manager and Chief Ethics and Compliance Officer, HTK and 1847.

AllianceBernstein L.P.

AllianceBernstein L.P. (“AllianceBernstein” or “AB”) serves as sub-adviser for the Registrant’s Large Cap Value Fund and SMID Cap Value Fund. AllianceBernstein is a Delaware limited partnership of which AllianceBernstein Corporation, an indirect wholly-owned subsidiary of Equitable Holdings, Inc., is a general partner. The principal business address of AllianceBernstein is 501 Commerce Street, Nashville, Tennessee 37203. AllianceBernstein is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Information as to the directors and executive officers of AllianceBernstein is set forth in the firm’s Form ADV filed with the SEC (File No. 801-56720), as amended through the date hereof. AllianceBernstein’s Form ADV is incorporated herein by reference.

Name	Position

Seth P. Bernstein	Director, President and Chief Executive Officer

Karl Sprules	Chief Operating Officer

Mark Manley	General Counsel

Tom Simeone	Chief Financial Officer

Onur Erzan	Head of Global Client Group and Head of Private Wealth

Chris Hogbin	Global Head of Investments

Cathy Spencer	Chief People Officer

Joan Lamm-Tennant	Chair of the Board

Jeffrey Hurd	Director

Daniel G. Kaye	Director

Nick Lane	Director

Das Narayandas	Director

Mark Pearson	Director

Charles Stonehill	Director

Todd Walthall	Director

American Century Investment Management, Inc.

American Century Investment Management, Inc. (“ACIM”) serves as sub-adviser for the Registrant’s Mid Core Value Fund. In addition to serving as a sub-adviser for the Registrant, ACIM provides portfolio management services for other investment companies as well as for other business and institutional clients. The principal business address of ACIM is 4500 Main Street, Kansas City, Missouri 64111-7709. ACIM is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Except as listed below, none of the directors or officers of ACIM are or have been engaged in any business, profession, vocation or employment of a substantial nature, other than on behalf of the ACIM and its affiliates, within the last two fiscal years.

Stephen Quance (Vice President) Served as Global Director of Factor Investing, Invesco Ltd, 9 Raffles Place, #18-01 Republic Plaza, Singapore 048619. 2018-2023

Anthony Arnerich (Vice President) Served as Co-Founder and Managing Director, 3x5 Partners, LLC, 2540 NE Martin Luther King Jr. Boulevard, Portland, Oregon 97212. 2011-2023

Joseph Biller (Vice President) Served as Managing Director, 3x5 Partners, LLC, 2540 NE Martin Luther King Jr. Boulevard, Portland, Oregon 97212. 2019-2023

Nicholas Walrod (Vice President) Served as Co-Founder and Managing Director, 3x5 Partners, LLC, 2540 NE Martin Luther King Jr. Boulevard, Portland, Oregon 97212. 2011-2023

Paul Norris (Vice President) Served as Managing Director and Head of Structured Products, Conning Asset Management, 250 Park Avenue, 15th Floor, New York, New York 10177. 2017-2023

Muting Ren (Vice President) Served as Senior Vice President, AllianceBernstein, 1345 Avenue of the Americas, New York, New York, 10105. 2017-2023

Stephen Bartolini (Vice President) Served as Portfolio Manager and Co-head of the Global Interest Rate and Currency strategy team, T. Rowe Price, 1307 Point Street, Baltimore, Maryland 21231. 2010-2024

Abe Riazati (Vice President) Served as Head of Investment Risk, American Equity Investment Life Insurance Company, 6000 Westown Parkway, West Des Moines, Iowa 50266. 2021-2024

Cohen & Steers Capital Management, Inc.

Cohen & Steers Capital Management, Inc. (“Cohen & Steers”) serves as sub-adviser for the Registrant’s Real Estate Securities Fund. Cohen & Steers is a wholly-owned subsidiary of Cohen & Steers, Inc. (“CNS”), a publicly traded company whose common stock is listed on the NYSE under the symbol “CNS.” The principal business address of each officer, as it relates to his or her duties with Cohen & Steers, is the same as that of Cohen & Steers. The principal address of Cohen & Steers is 1166 Avenue of the Americas, 30th Floor, New York, New York 10036. Cohen & Steers is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Listed below are the names and principal occupations of the executive officers of Cohen & Steers.

Name and Current Position with Cohen & Steers	Other Business Connections During the Past Two Fiscal Years
Joseph M. Harvey Chief Executive Officer and Director	Chief Executive Officer and Director of CNS; Director and Chair of the Cohen & Steers Funds Complex.

Jon Cheigh President and Chief Investment Officer	President and Chief Investment Officer of CNS; Vice President of Cohen & Steers Alternative Income Fund, Inc., Cohen & Steers Global Realty Shares, Inc., Cohen & Steers International Realty Fund, Inc., Cohen & Steers Real Assets Fund, Inc., Cohen & Steers Realty Shares, Inc., and Cohen & Steers Institutional Realty Shares, Inc.

Adam M. Derechin Executive Vice President and Chief Operating Officer	Chief Operating Officer and Executive Vice President of CNS; Vice President of Cohen & Steers Securities, LLC (“CSSL”); Director of the Cohen & Steers Funds Complex.

Raja Dakkuri Executive Vice President and Chief Financial Officer	Chief Financial Officer and Executive Vice President of CNS; previously, Chief Risk Officer of Valley National Bancorp and Bank from April 2022 to June 2024.

Francis C. Poli Executive Vice President, General Counsel and Secretary	General Counsel, Executive Vice President and Secretary of CNS; President of CSSL; Assistant Secretary of the Cohen & Steers Funds Complex.

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust

Delaware Investments Fund Advisers (“DIFA”), with principal offices at 100 Independence, 610 Market Street, Philadelphia, Pennsylvania 19106, is a series of Macquarie Investment Management Business Trust (“MIMBT”). MIMBT is a registered investment adviser under the Advisers Act.

Unless otherwise noted, the following persons serving as directors or officers of DIFA have held the following positions during the past two fiscal years. The principal business address of Macquarie Asset Management, the Macquarie Funds Complex, Macquarie ETF Trust and Optimum Fund Trust is 100 Independence, 610 Market Street, Philadelphia, Pennsylvania 19106.

Name and Position with DIFA	Other Company	Position with Other Company
Shawn Lytle President/Head of Public Investments /Executive Director	Macquarie Funds Complex	President/Chief Executive Officer
	Macquarie Asset Management	Various executive capacities
	Macquarie ETF Trust	Executive Vice President

Gregory A. Gizzi Executive Vice President/Head of US Fixed Income and Municipal Bonds/Executive Director	Macquarie Funds Complex	Senior Vice President/Head of US Fixed Income and Municipal Bonds
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Senior Vice President

Francis X. Morris Executive Vice President/Chief Investment Officer, Core Equity/Executive Director	Macquarie Funds Complex	Senior Vice President/Chief Investment Officer—Core Equity
	Macquarie Asset Management	Various executive capacities

Alexander Alston Senior Vice President/Co-Head of Private Placements/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Co-Head of Private Placements
	Macquarie Asset Management	Various executive capacities

Erik R. Becker Senior Vice President/Senior Portfolio Manager/Division Director	Macquarie Funds Complex	Vice President
	Macquarie Asset Management	Various capacities

Nathan A. Brown Senior Vice President/Senior Portfolio Manager/Division Director	Macquarie Funds Complex	Vice President
	Macquarie Asset Management	Various capacities

Stephen J. Busch Senior Vice President/Managing Director, Investments Business Management/Division Director	Macquarie Funds Complex	Senior Vice President/Managing Director, Investments Business Management
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Senior Vice President

Michael F. Capuzzi Senior Vice President/US Chief Operating Officer/Division Director	Macquarie Funds Complex	Senior Vice President/US Chief Operations Officer
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Senior Vice President

Liu-Er Chen Senior Vice President/Chief Investment Officer, Emerging Markets and Healthcare/Division Director	Macquarie Funds Complex	Senior Vice President/Chief Investment Officer—Emerging Markets and Healthcare
	Macquarie Asset Management	Various capacities

Anthony G. Ciavarelli Senior Vice President/Associate General Counsel/Assistant Secretary/Division Director	Macquarie Funds Complex	Senior Vice President/Associate General Counsel/Assistant Secretary/
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Senior Vice President/General Counsel/Assistant Secretary
	Macquarie ETF Trust	Senior Vice President/Assistant Secretary

David F. Connor Senior Vice President/General Counsel, Public Investments Americas/Secretary/Division Director	Macquarie Funds Complex	Senior Vice President/General Counsel/Secretary
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Senior Vice President/Secretary
	Macquarie ETF Trust	Senior Vice President/Assistant Secretary

Michael E. Dresnin Senior Vice President/Associate General Counsel/Assistant Secretary/Division Director	Macquarie Funds Complex	Senior Vice President/Assistant Secretary
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Senior Vice President/Associate General Counsel/Assistant Secretary
	Macquarie ETF Trust	Senior Vice President/Associate General Counsel/Assistant Secretary

Brad Frishberg Senior Vice President/Chief Investment Officer, Global Listed Infrastructure/Division Director	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Senior Vice President

Daniel V. Geatens Senior Vice President/Head of US Fund Administration/Division Director	Macquarie Funds Complex	Senior Vice President/Treasurer
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Senior Vice President/Chief Financial Officer/Treasurer
	Macquarie ETF Trust	Senior Vice President/Treasurer

Derek L. Hamilton Senior Vice President/ Economist/Division Director	Macquarie Asset Management	Various capacities

James L. Hinkley Senior Vice President/Head of Special Products/Division Director	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Senior Vice President/Head of ETF of Product Development

Kashif Ishaq Senior Vice President/Senior Portfolio Manager/Division Director	Macquarie Funds Complex	Senior Vice President/Head of Investment Grade Corporate Bond Trading
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Senior Vice President

Bradley M. Klapmeyer Senior Vice President/Senior Portfolio Manager/Division Director	Macquarie Funds Complex	Vice President
	Macquarie Asset Management	Various capacities

Michael Kopfler Senior Vice President/Chief Operating Officer, Equities & Multi-Asset/Division Director	Macquarie Funds Complex	Senior Vice President/Global Head of Equity Trading
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Senior Vice President

Alex Kozhemiakin Senior Vice President/Head of Emerging Markets Debt/Division Director	Macquarie Funds Complex	Senior Vice President/Head of Emerging Markets Debt
	Macquarie Asset Management	Various capacities

Nik Lalvani Senior Vice President/Team Lead-Large Cap Value/Division Director	Macquarie Funds Complex	Senior Vice President/Chief Investment Officer – Large Cap Value
	Macquarie Asset Management	Various capacities

Michael Q. Mahoney Senior Vice President/Division Director, TA & Intermediary Services/Division Director	Macquarie Funds Complex	Vice President/Head of US Service Provider Management
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Vice President

John P. McCarthy Senior Vice President/Senior Portfolio Manager/Division Director	Macquarie Funds Complex	Senior Vice President/Co-Head of High Yield
	Macquarie Asset Management	Various capacities

Carleen Michalski Senior Vice President/Head of Global Product Development/Division Director	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Senior Vice President/Head of Global Product Development
	Macquarie Funds Complex	Senior Vice President/Head of Global Product Development

Susan L. Natalini Senior Vice President/Chief Administrative Officer/Division Director	Macquarie Funds Complex	Senior Vice President/Chief Operations Officer-Equity and Fixed Income Operations
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Senior Vice President

Terrance M. O’Brien Senior Vice President/US Head of Quantitative and Markets Research/Division Director	Macquarie Funds Complex	Senior Vice President/US Head of Quantitative and Markets Research
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Senior Vice President

Mansur Z. Rasul Senior Vice President/Senior Portfolio Manager/Associate Director	Macquarie Funds Complex	Senior Vice President/Head of Emerging Markets Credit Trading
	Macquarie Asset Management	Various capacities

Richard Salus Senior Vice President/Global Head of Fund Services/Division Director	Macquarie Funds Complex	Senior Vice President/Chief Financial Officer
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Senior Vice President/Fund Administration
	Macquarie ETF Trust	Senior Vice President/Chief Financial Officer

Daniel G. Scherman Senior Vice President/Head of Equity Risk Analysis Group/Division Director	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Senior Vice President/Head of Equity Risk Analysis Group

Emilia P. Wang Senior Vice President/Associate General Counsel/Assistant Secretary/Division Director	Macquarie Funds Complex	Senior Vice President/Associate General Counsel/Assistant Secretary
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Senior Vice President/Associate General Counsel/Assistant Secretary
	Macquarie ETF Trust	Senior Vice President/Assistant Secretary

Kathryn R. Williams Senior Vice President/Deputy General Counsel/Assistant Secretary/Division Director	Macquarie Funds Complex	Senior Vice President/Deputy General Counsel/Assistant Secretary
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Senior Vice President/Deputy General Counsel/Assistant Secretary
	Macquarie ETF Trust	Senior Vice President/Assistant Secretary

Robert Wolfangel, Jr. Senior Vice President/Division Director	Macquarie Asset Management	Various capacities

Marty Wolin Senior Vice President/Chief Compliance Officer/Division Director	Macquarie Funds Complex	Senior Vice President/Chief Compliance Officer
	Macquarie Asset Management	Senior Vice President/Chief Compliance Officer
	Macquarie ETF Trust	Senior Vice President/Chief Compliance Officer

Aaron D. Young Senior Vice President Senior Portfolio Manager/Division Director	Macquarie Funds Complex	Vice President
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Senior Vice President/Portfolio Manager

Catherine DiValentino Vice President/Associate General Counsel/Assistant Secretary/ Associate Director	Macquarie Funds Complex	Assistant Vice President/Associate General Counsel/Assistant Secretary
	Optimum Fund Trust	Assistant Vice President/Associate General Counsel/Assistant Secretary
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Vice President/General Counsel/ Secretary

Joseph A. Fiorilla Vice President/Head of US Trading Operations, Equities & Multi-Asset/Associate Director	Macquarie Funds Complex	Vice President/Head of US Trading Operations
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Vice President

Stephen Hoban Vice President/Treasurer/Associate Director	Macquarie Funds Complex	Vice President/Financial Management
	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Vice President

Francis Magee Vice President/Head of US Valuations/Associate Director	Macquarie Funds Complex	Vice President/Financial Administration
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Vice President/Investment Accounting/Financial Administration
	Macquarie ETF Trust	Vice President

Andrew McEvoy Vice President/Associate Director of US Transaction Management/ Associate Director	Macquarie Funds Complex	Vice President/Associate Director of US Transaction Management
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Vice President/Trade Settlements
	Macquarie ETF Trust	Vice President

Philip A. Shipp Vice President/Associate General Counsel/Assistant Secretary/Associate Director	Macquarie Funds Complex	Vice President/Associate General Counsel/Assistant Secretary
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Vice President/Associate General Counsel/Assistant Secretary
	Macquarie ETF Trust	Vice President/Assistant Secretary

Lauren Weintraub Vice President/Senior Equity Trader/Associate Director	Macquarie Asset Management	Various capacities

Joseph Zalewski Vice President/Senior Credit Analyst – Distressed Debt/Associate Director	Macquarie Asset Management	Various capacities

James Gray Senior Vice President of Taxation/Division Director	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Vice President/Taxation

Jamie Marley Senior Vice President of Taxation/Division Director	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Vice President/Taxation

Ron Rabkin Senior Vice President of Taxation/Division Director	Macquarie Asset Management	Various capacities
	Macquarie ETF Trust	Vice President/Taxation

Antoinette Robbins Senior Compliance Officer/Senior Manager	Macquarie Asset Management	Various capacities

Alexander Lenoir Anti-Money Laundering Officer/Division Director	Macquarie Funds Complex	Anti-Money Laundering Officer
	Macquarie Asset Management	Various capacities
	Optimum Fund Trust	Anti-Money Laundering Officer
	Macquarie ETF Trust	Anti-Money Laundering Officer

Eaton Vance Management

Eaton Vance Management (“Eaton Vance” or “EVM”) serves as sub-adviser for the Registrant’s Large Core Value Fund. Eaton Vance is a business trust organized under the laws of the Commonwealth of Massachusetts. EV LLC. (“EV”) serves as trustee of Eaton Vance. Prior to March 1, 2021, Eaton Vance and EV were wholly-owned subsidiaries of Eaton Vance Corporation (“EVC”), a Maryland corporation and publicly-held holding company. Morgan Stanley acquired EVC on March 1, 2021. As of such date, EV and Eaton Vance became indirect, wholly-owned subsidiaries of Morgan Stanley (NYSE: MS), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory. The principal business address of Eaton Vance is One Post Office Square, Boston, Massachusetts 02109. Eaton Vance is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Information about the officers and partners of Eaton Vance is in included in its Form ADV (File No. 801-15930) which is incorporated herein by reference.

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM”) serves as sub-adviser for the Registrant’s Small Cap Value Fund and SMID Cap Growth Fund. GSAM is an indirect wholly-owned subsidiary of the Goldman Sachs Group, Inc. (“GS Group”) and an affiliate of Goldman Sachs & Co. LLC. GSAM is engaged in the investment advisory business. GS Group is a public company that is a financial holding company and a world-wide, full-service financial services organization. GSAM Holdings LLC, a wholly owned subsidiary of GS Group, is the general partner and principal owner of GSAM. GSAM is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Information about the officers and partners of GSAM is included in the firm’s Form ADV filed with the SEC (File Nos. 801-37591), which is incorporated herein by reference. The principal business address of GSAM is 200 West Street, New York, New York 10282.

Janus Henderson Investors US LLC

Janus Henderson Investors US LLC (“Janus”) serves as sub-adviser to the Registrant’s Mid Cap Value Fund and Small Cap Growth Fund. Janus is a wholly-owned subsidiary of Janus Henderson Group plc. The principal business address of Janus is 151 Detroit Street, Denver, Colorado 80206-4805. Janus is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Current Position with Janus	Other Business Connections During the Past Two Fiscal Years

Berg Crawford Chief Accounting Officer	None

Michael Schweitzer Head of North America Client Group	None

Kristin B. Mariani Chief Compliance Officer	None

Michelle Rosenberg President, General Counsel and Secretary	None

Peter Falconer Assistant Secretary	None

Karlene Lacy Global Head of Tax	None

Stephanie Grauerholz Deputy General Counsel	None

Steven Saba Director, Corporate Accounting	None

Greg Trinks Head of US Products	None

Massachusetts Financial Services Company

Massachusetts Financial Services Company (“MFS”) serves as an investment sub-adviser for the Registrant’s Large Cap Growth Fund. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial, Inc. (a diversified financial services company), located at 1 York Street, Toronto, Ontario, Canada. The principal address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199. MFS is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director and principal executive officer of MFS is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with MFS	Other Substantial Business and Connections During the Past Two Fiscal Years
Michael W. Roberge; Director, Chairman of the Board and Chair	N/A+

Heidi W. Hardin; Executive Vice President, General Counsel and Secretary	N/A+

Carol W. Geremia; Director, President and Head of Global Distribution	N/A+

Edward M. Maloney; Director and Chief Executive Officer	N/A+

Jonathan N. Aliber; Executive Vice President Senior Advisory – IT/Operations	N/A+

Michelle Thompson-Dolberry; Executive Vice President and Chief Diversity, Equity and Inclusion Officer	N/A+

Scott Chin; Treasurer	N/A+

Mark A. Leary; Executive Vice President and Senior Advisory	N/A+

Anne Marie Bernard; Executive Vice President and Chief Human Resources Officer	N/A+

Rosa Licea-Mailloux; Chief Compliance Officer	N/A+

Melissa J. Kennedy; Director	N/A+

Timothy Deacon; Director	N/A+

Kevin D. Strain; Director	N/A+

John M. Corcoran; Executive Vice President and Chief Financial Officer	N/A+

Alison O’Neill; Executive Vice President and Chief Investment Officer	N/A+

Jey J. Amalraj; Executive Vice President and Chief Technology Officer	N/A+

Sean M. Kenney; Executive Vice President and Co-Head of Global Distribution	N/A+

Aditi Taylor; Executive Vice President and Head of Operation	N/A+

+

Certain principal executive officers and directors of MFS serve as officers or directors of some or all of MFS’ corporate affiliates and certain officers of MFS serve as officers of some or all of the MFS Funds and/or officers or directors of certain MFS non-U.S. investment companies. Except as set forth above or in Schedules B and D of Form ADV filed by MFS pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-17352), each principal executive officer of MFS has been engaged during the past two fiscal years in no business profession, vocation or employment of a substantial nature other than as an officer of MFS or certain of MFS’ corporate affiliates.

The identity of those corporate affiliates is set forth below or is incorporated by reference from Schedules B and D of such Form ADV.

Investment Adviser Corporate Affiliate	Address
MFS Institutional Advisors, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.

MFS Service Center, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.

MFS International Australia Pty Ltd.	Level 15, 20 Martin Place Sydney, NSW 2000, Australia

Investment Adviser Corporate Affiliate	Address
MFS do Brasil Desenvolvimento de Mercado Ltda. (Brazil)	Rua Joaquim Floriano, 1.052 – 11[o] Andar, conjunto 111, Itaim Bibi, São Paulo, SP, Brazil 04534-004

MFS International Singapore Pte Ltd.	250 North Bridge Road, #08-01/04 Raffles City Tower Singapore 179101

MFS Investment Management Company (Lux.) S.à.r.l.	4 Rue Albert Borschette L-1246 Luxembourg, Grand Duchy of Luxembourg

MFS Investment Management K.K.	16 F Daido Seimei Kasumigaseki Building, 1-4-2 Kasumigaseki 1-chome, Chiyoda-ku, Tokyo, Japan 100-0013

Investment Adviser Corporate Affiliate	Address
Sun Life of Canada (U.S.) Financial Services Holdings, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.

3060097 Nova Scotia Company (NSULC)	Nova Centre – South Tower, Suite 1500 1625 Grafton Street, Halifax Nova Scotia, Canada B3J 0E8

MFS Investment Management Canada Limited (MFS Canada)	77 King Street West, 35th Floor Toronto, Ontario, Canada M5K 1B7

MFS Heritage Trust Company	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.

Sun Life Financial Inc.	1 York Street, Toronto, Ontario, M5J 0B6, Canada

MFS Fund Distributors, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.

The MFS Funds include the following. The address of the MFS Funds is:

111 Huntington Avenue Boston, Massachusetts 02199.

Massachusetts Investors Trust Massachusetts Investors Growth Stock Fund MFS Series Trust I MFS Series Trust II	MFS Variable Insurance Trust MFS Variable Insurance Trust II MFS Variable Insurance Trust III

MFS Series Trust III MFS Series Trust IV MFS Series Trust V	MFS Charter Income Trust MFS Government Markets Income Trust

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

MFS Series Trust XVII

MFS Active Exchange Traded Funds Trust

MFS Municipal Series Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Municipal Income Trust

MFS Multimarket Income Trust

SSGA Funds Management, Inc.

SSGA Funds Management, Inc. (SSGA FM”) serves as sub-adviser for the Registrant’s Small Cap Index Fund, Developed International Index Fund and Index 500 Fund. The principal business address of SSGA FM is One Iron Street, Boston, Massachusetts 02210. SSGA FM is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Below is a list of the directors and principal executive officers of SSGA FM and their principal occupations. Unless otherwise noted, the address of each person listed is One Iron Street, Boston, Massachusetts 02210.

Name	Principal Occupations
Jeanne LaPorta	Chairperson, Director and President; Executive Vice President of SSGA

Sean Driscoll	Director of SSGA FM; Managing Director of SSGA

Shweta Narasimhadevara	Director of SSGA FM; Senior Managing Director of SSGA

Apea Amoa	Director of SSGA FM; Chief Financial Officer of SSGA

Brian Harris	Chief Compliance Officer of SSGA FM; Managing Director of SSGA

Steven Hamm	Treasurer of SSGA FM; Vice President of SSGA

Name	Principal Occupations
Sean O’Malley, Esq.	Chief Legal Officer of SSGA FM; General Counsel of SSGA

Ann M. Carpenter	Chief Operating Officer of SSGA FM; Managing Director of SSGA

Tim Corbett	Chief Risk Officer of SSGA FM; Senior Vice President/Senior Managing Director of SSGA

Christyann Weltens	Derivates Risk Manager, Vice President of SSGA

David Ireland	CTA Chief Marketing Officer; Senior Vice President/Senior Managing Director of SSGA

David Urman, Esq.	Clerk of SSGA FM; Vice President and Senior Counsel of SSGA

Dan Furman, Esq.	Assistant Clerk of SSGA FM; Managing Director and Managing Counsel of SSGA

T. Rowe Price Associates, Inc.

T. Rowe Price Group, Inc. (T. Rowe Price Group), is a Maryland corporation formed in 2000 as a holding company for the T. Rowe Price affiliated companies. T. Rowe Price Group is an independent asset management firm that is committed to serving the needs of investors worldwide. T. Rowe Price Group owns 100% of the stock of T. Rowe Price Associates, Inc. and is the direct or indirect owner of multiple subsidiaries.

T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including managing private counsel client accounts, serving as adviser and subadviser to U.S. and foreign registered investment companies, providing investment advice to T. Rowe Price Trust Company, as trustee of several Maryland-registered domestic common trust funds, and serving as adviser to private investment funds. Price Associates may delegate investment management responsibilities to, T. Rowe Price Investment Management, Inc., T. Rowe International Ltd, T. Rowe Price Hong Kong Limited, T. Rowe Price Singapore Private Ltd., T. Rowe Price Australia Limited, and/or T. Rowe Price Japan, Inc. (each hereinafter referred to as a “Price Investment Adviser”), and a Price Investment Adviser may delegate investment management responsibilities to Price Associates. Price Associates is registered with the Commodity Futures Trading Commission (CFTC) as a commodity pool operator and commodity trading advisor, and with the U.S. Securities and Exchange Commission (SEC) as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Investment Management, Inc. (Price Investment Management), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 2020. Price Investment Management serves as adviser to T. Rowe Price Trust Company, as trustee of several Maryland-registered domestic common trust funds, and provides investment management services to registered investment companies and other institutional investors. A Price Investment Adviser may delegate investment management responsibilities to Price Investment Management. Price Investment Management is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price International Ltd (Price International), a wholly owned subsidiary of Price Associates, was originally organized in 2000 as a United Kingdom limited company. Price International sponsors and serves as adviser and distributor to foreign collective investment schemes and is responsible for marketing and client servicing for Europe and the Middle East (EMEA) (ex-European Union (EU), Switzerland and European Economic Area (EEA)) clients. Price International serves as adviser to T. Rowe Price Trust Company, as trustee of several Maryland-registered domestic common trust funds, and provides investment management services to registered investment companies and other institutional investors. Price International is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is also authorized and regulated by the United Kingdom Financial Conduct Authority and licensed by other global regulators.

T. Rowe Price Australia Limited (Price Australia), a wholly owned subsidiary of Price International, was organized as an Australian public company limited by shares in 2017 and holds an Australian Financial Services License issued by the ASIC. Price Australia is responsible for marketing and client servicing of clients based in Australia and New Zealand. Price Australia serves as adviser to T. Rowe Price Trust Company, as trustee, of several Maryland-registered domestic common trust funds, and serves as an adviser and subadviser to registered investment companies, institutional clients, and certain commingled products. Price Australia may delegate investment management responsibilities to a Price Investment Adviser, and a Price Investment Adviser may delegate investment management responsibilities to Price Australia. Price Australia is the investment manager of the T. Rowe Price Australian Unit Trusts and is also registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Hong Kong Limited (Price Hong Kong), a wholly owned subsidiary of Price International, was organized as a Hong Kong limited company in 2010. Price Hong Kong is responsible for marketing and client servicing of clients based in Hong Kong and certain Asian countries. Price Hong Kong serves as adviser to T. Rowe Price Trust Company, as trustee of several Maryland-registered domestic common trust funds, and serves as an adviser and subadviser to registered investment companies, institutional clients, and certain commingled products. Price Hong Kong also serves as a sub-distributor of collective investment schemes domiciled in Luxembourg. Price Hong Kong may delegate investment management responsibilities to a Price Investment Adviser, and a Price Investment Adviser may delegate investment management responsibilities to Price Hong Kong. Price Hong Kong is licensed with the Securities and Futures Commission of Hong Kong to carry out Type 1 (dealing in securities), Type 2 (dealing in futures contracts), Type 4 (advising on securities) and Type 9 (asset management) regulated activities, and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Japan, Inc. (Price Japan), a wholly owned subsidiary of Price International, was organized as a Japanese private company in 2017. Price Japan is responsible for marketing and client servicing of clients based in Japan. Price Japan serves as adviser to T. Rowe Price Trust Company, as trustee of several Maryland-registered domestic common trust funds and serves as an adviser and subadviser to registered investment companies, institutional clients, and certain commingled products. Price Japan may delegate investment management responsibilities to a Price Investment Adviser, and a Price Investment Adviser may delegate investment management responsibilities to Price Japan. Price Japan is registered with the Japan Financial Services Agency as a Financial Instruments Business Operator with permission to conduct investment management advisory businesses and type II financial instruments business, and with the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Singapore Private Ltd. (Price Singapore), a wholly owned subsidiary of Price International, was organized as a Singapore limited private company in 2010. Price Singapore is responsible for marketing and client servicing of clients based in Singapore and certain other Asian countries. Price Singapore serves as adviser to T. Rowe Price Trust Company, as trustee of several Maryland-registered domestic common trust funds, and serves as an adviser and subadviser to registered investment companies, institutional clients, and certain commingled products. Price Singapore also serves as a sub-distributor of collective investment schemes domiciled in Luxembourg. Price Singapore may delegate investment management responsibilities to a Price Investment Adviser, and a Price Investment Adviser may delegate investment management responsibilities to Price Singapore. Price Singapore holds a Capital Markets Service License in Fund Management with the Monetary Authority of Singapore and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

Directors of T. Rowe Price Group

Listed below are the directors and executive officers of T. Rowe Price Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates. The business address for each is 1307 Point Street, Baltimore, Maryland 21231.

Glenn R. August, Director of T. Rowe Price Group. Mr. August has been a director of T. Rowe Price Group, a vice president, and an employee since 2021. He is the founder and chief executive officer of Oak Hill Advisors, L.P. (OHA), an alternative investment firm specializing in performing and distressed credit investments, which was acquired by, and operates as a standalone business within, T. Rowe Price Group. Mr. August is a member of the Management Committee. He cofounded the predecessor investment firm to OHA in 1987 and took responsibility for the firm’s credit and distressed investment activities in 1990. Prior to founding OHA, Mr. August worked at Morgan Stanley in New York and London. Mr. August earned a B.S. in industrial and labor relations from Cornell University and an M.B.A. from Harvard Business School, where he was a Baker Scholar. Mr. Oestreicher has served on several corporate boards since 1987. From 2021-2024, Mr. August served on the board of directors of Lucid Group, Inc. From 2020-2024, he served as a member of the board of directors of MultiPlan, Inc. His nonprofit activities include serving on the board of trustees of Horace Mann School, where he co-chairs the investment committee and serves on the executive committee, and The Mount Sinai Medical Center, where he serves on the finance, human capital management, and IT committees. He is also a member of the board of directors of Partnership for New York City and a member of the Council on Foreign Relations. Mr. August brings to the T. Rowe Price Group Board insight into the alternative investment area of our business based on his role at OHA and his decades long success in growing the OHA platform.

Mark S. Bartlett, Director of T. Rowe Price Group. Mr. Bartlett has been an independent director of T. Rowe Price Group since 2013 and serves as chair of the Audit Committee and as a member on the Executive Compensation and Management Development Committee. He was a partner at Ernst & Young, serving as managing partner of the firm’s Baltimore office and senior client service partner for the mid-Atlantic region. Mr. Bartlett began his career at Ernst & Young in 1972, serving until 2012, and has extensive experience in financial services, as well as other industries. Mr. Bartlett earned a B.S. in accounting from West Virginia University and attended the Executive Program at the Kellogg School of Business at Northwestern University. He also earned the designation of certified public accountant. Mr. Bartlett is a member of the board of directors, chair of the audit committee, and a member of the compensation committee of WillScot Mobile Mini Holdings Corp. He is also a member of the board of directors and a member of the audit committees of FTI Consulting, Inc., and Zurn Elkay Water Solutions Corp., and also serves as Zurn Elkay Water Solutions Corporation’s lead independent director. Mr. Bartlett offers the T. Rowe Price Group Board additional perspective on mergers and acquisitions, significant accounting and financial reporting experience as well as expertise in the accounting-related rules and regulations of the SEC from his experience as a partner of a multinational audit firm. He has extensive finance knowledge, with a broad range of experience in financing alternatives, including the sale of securities, debt offerings, and syndications.

William P. Donnelly, Director of T. Rowe Price Group. Mr. Donnelly has been an independent director of T. Rowe Price Group since 2023 and serves as a member on the Audit Committee and the Executive Compensation and Management Development Committee. Mr. Donnelly was the executive vice president responsible for finance, investor relations, supply chain and information technology of Mettler-Toledo International Inc., a leading global manufacturer of precision instruments and services for use in laboratories and manufacturing, when he retired in 2018 after more than 20 years. Previously, Mr. Donnelly served as chief financial officer of Elsag Bailey Process Automation, NV and prior to that, he was an auditor with PricewaterhouseCoopers LLP. Mr. Donnelly earned a B.S. in business administration from John Carroll University. Mr. Donnelly is the lead independent director and a member of the board of directors for Ingersoll Rand, Inc., where he also serves as chair of the nominating and corporate governance committee and a member of the audit committee. He is also a member of the board of directors and a member of the audit and compensation committees of Quanterix Corporation. Mr. Donnelly brings to the T. Rowe Price Group Board substantial expertise with respect to the corporate finance, operations, information technology and mergers and acquisitions gained throughout his career as executive vice president and chief financial officer of a public company.

Dina Dublon, Director of T. Rowe Price Group. Ms. Dublon has been an independent director of T. Rowe Price Group since 2019 and serves as a member on the Audit Committee and the Executive Compensation and Management Development Committee. She was the executive vice president and chief financial officer of JPMorgan Chase & Co., a financial services company, from 1998 to 2004. Ms. Dublon previously held numerous positions at JPMorgan Chase & Co. and its predecessor companies, including corporate treasurer, managing director of the financial institutions’ division, and head of asset liability management. Ms. Dublon earned a B.A. in economics and mathematics from Hebrew University of Jerusalem and an M.S. from Carnegie Mellon University. Ms. Dublon has been a member of the board of directors of PepsiCo, Inc., since 2005, where she serves as a member of the sustainability, diversity, and public policy committee and the compensation committee. She previously served as chair of the audit committee. She also serves as a member of the independent audit quality committee of Ernst & Young USA, since 2020, and is chair of the board of advisors of Columbia University’s Mailman School of Public Health. She also serves on the boards of the Hastings Center and Westchester Land Trust. From 2021 to 2023, Ms. Dublon served as a director of Motive Capital Corp. II; from 2020 to 2022, as a director of Motive Capital Corp.; from 2002 to 2017, as a director of Accenture PLC; from 2013 to 2018, as a director of Deutsche Bank AG; from 2005 to 2014, as a director of Microsoft Corporation; and from 1999 to 2002, as a director of Hartford Financial Services Group, Inc. She previously served on the faculty of Harvard Business School and on the boards of several nonprofit organizations, including the Women’s Refugee Commission and Global Fund for Women. Ms. Dublon brings to the T. Rowe Price Group Board significant governance experience from serving on the boards of global companies, accounting and financial reporting experience, as well as substantial expertise with respect to the financials sector, mergers and acquisitions, global markets, public policy, and corporate finance gained throughout her career in the financial services industry, particularly her role as executive vice president and chief financial officer of a major financial institution.

Robert F. MacLellan, Director of T. Rowe Price Group. Mr. MacLellan has been an independent director of T. Rowe Price Group since 2010 and serves as chair of the Executive Compensation and Management Development Committee and as a member on the Audit Committee and Executive Committee. He is the nonexecutive chair of Northleaf Capital Partners, an independent global private markets fund manager and advisor. He is the non-executive chairman of Northleaf Capital Partners, an independent global private markets fund manager and advisor, and the chair of Magna International, a global manufacturer of auto parts. Mr. MacLellan served as chief investment officer of TD Bank Financial Group (TDBFG) from 2003 to 2009, where he was responsible for overseeing the management of investments for its Employee Pension Fund, The Toronto-Dominion Bank, TD Mutual Funds, and TD Capital Group. Earlier in his career, he was managing director of Lancaster Financial Holdings, a merchant banking group acquired by TDBFG in March 1995. Prior to that, Mr. MacLellan was vice president and director at McLeod Young Weir Limited (Scotia McLeod) and a member of the corporate finance department responsible for many corporate underwritings and financial advisory assignments. Mr. MacLellan earned a B.Com. from Carleton University and an M.B.A. from Harvard Business School. He also earned the designation of certified public accountant. Mr. MacLellan is the non-executive chair of the board of directors and a member of the technology committee of Magna International, Inc., a public company based in Aurora, Ontario. From 2012 to 2018, he was the chair of the board of Yellow Media, Inc., a public company based in Montreal. Mr. MacLellan brings substantial experience and perspective to the T. Rowe Price Group Board with respect to the financial services industry, particularly his expertise with respect to investment-related matters, including those relating to the mutual fund industry and the institutional management of investment funds, based on his tenure as chief investment officer of a major financial institution. He also brings an international perspective to the T. Rowe Price Group Board as well as significant accounting and financial reporting experience.

Eileen P. Rominger, Director of T. Rowe Price Group. Ms. Rominger has been an independent director of T. Rowe Price Group since 2021 and serves as chair of the Nominating and Corporate Governance Committee and as a member on the Executive Compensation and Management Development Committee. She was a senior advisor to CamberView Partners, LLC, a provider of investor-led advice for management and boards of public companies on shareholder engagement and corporate governance, from 2013 to 2018. Ms. Rominger also was the director of the Division of Investment Management at the U.S. Securities and Exchange Commission from 2011 to 2012 and was the global chief investment officer from 2008 to 2011 and a partner from 2004 to 2011 at Goldman Sachs Asset Management. She began her career in 1981 at Oppenheimer Capital, where she worked for 18 years as a securities analyst and then as an equity portfolio manager, serving as a managing director and a member of the executive committee. Ms. Rominger earned a B.A. in English from Fairfield University and an M.B.A. in finance from University of Pennsylvania, The Wharton School. Ms. Rominger served as a member of the board of directors of Swiss Re from 2018 to 2020 and served as a director on several of its subsidiaries until 2022. She previously served on the boards of directors of Permal Asset Management, Inc., a private company, from 2012 to 2013. Ms. Rominger brings a broad range of valuable leadership and investment management experience to the T. Rowe Price Group Board. She also has extensive experience with complex issues relevant to the Company’s business, including budget and fiscal responsibility, economic, regulatory policy, and women’s issues.

Robert W. Sharps, Director of T. Rowe Price Group. Mr. Sharps has been a director of T. Rowe Price Group since January 2022. He is the chair of the T. Rowe Price Group Board, chief executive officer and president of T. Rowe Price Group, and chair of the company’s Executive, Management, and Management Compensation and Development Committees. Mr. Sharps has been with T. Rowe Price since 1997, beginning as an analyst specializing in financial services stocks, including banks, asset managers, and securities brokers, in the U.S. Equity Division. He was the lead portfolio manager of the Institutional Large-Cap Growth Equity Strategy from 2001 to 2016. In 2016, Mr. Sharps stepped down from portfolio management to assume an investment leadership position as co-head of Global Equity, at which time he joined the Management Committee. He was head of Investments and group chief investment officer from 2017 to 2021. In February 2021, Mr. Sharps became president of T. Rowe Price Group and then chief executive officer in January 2022. Prior to T. Rowe Price, he completed an internship as an equity research analyst at Wellington Management. Mr. Sharps also was employed by KPMG Peat Marwick as a senior management consultant, where he focused on corporate transactions, before leaving to pursue his M.B.A. in 1995. Rob earned a B.S., summa cum laude, in accounting from Towson University and an M.B.A. in finance from the University of Pennsylvania, The Wharton School. He also has earned the Chartered Financial Analyst® designation. Mr. Sharps currently serves on the Board of the Baltimore Curriculum Project and the Greater Washington Partnership and the board of trustees for Bridges of Baltimore. He previously served on the St. Paul’s School board of trustees and was chair of the Investment Committee from July 2015 to June 2020. He also spent six years on Towson University’s College of Business and Economics alumni advisory board. Mr. Sharps brings to the T. Rowe Price Group Board insight into the critical investment component of T. Rowe Price Group’s business based on the leadership roles he has held in the Equity Division of Price Associates and his 25-year career with the Company.

Cynthia Smith, Director of T. Rowe Price Group. Ms. Smith has been an independent director of T. Rowe Price Group since 2023 and serves as a member on the Audit Committee and the Executive Compensation and Management Development Committee. Ms. Smith is the senior vice president for regional business and distribution development of MetLife, Inc. (MetLife), one of the world’s leading financial services companies, providing insurance, annuities, employee benefits, and asset management, since 2016, and has been with MetLife since 1993. Previously, Ms. Smith served as vice president of: the customer unit (Midwest) in MetLife’s group benefits national accounts organization; the group, voluntary & worksite sales regional market (Southeast region); MetLife’s executive benefits sales organization; group insurance underwriting; strategic planning for the institutional business organization; and institutional business service, operations, and underwriting. Additionally, she held a variety of roles in MetLife’s finance organization, including chief financial officer of sales and service and the institutional financial planning officer. Ms. Smith earned a B.A. in accounting from Aurora University and an M.B.A. with a concentration in information technology from Benedictine University. She is a certified management accountant and a graduate of the executive management program at Smith College. Ms. Smith is a member of the boards of directors for Versant Health, a wholly owned subsidiary of MetLife, and Hyatt Legal Plans, Inc., which is also owned by MetLife. Ms. Smith brings to the T. Rowe Price Group Board a broad range of valuable financial management and investment management experience, along with a deep understanding of how investment products are distributed to clients. She also has extensive experience with complex issues relevant to the Company’s business, including budget and fiscal responsibility, client experience and women’s issues.

Robert J. Stevens, Director of T. Rowe Price Group. Mr. Stevens has been an independent director of T. Rowe Price Group since 2019 and serves as a member on the Executive Compensation and Management Development Committee and the Nominating and Corporate Governance Committee. He was the chairman, president, and chief executive officer of Lockheed Martin Corporation, an American aerospace, defense, arms, security, and advanced technologies company, from 2005 to 2012, and served as executive chairman in 2013. He also served as Lockheed Martin’s chief executive officer from August 2004 through 2012. Previously, Mr. Stevens held a variety of increasingly responsible executive positions with Lockheed Martin, including president and chief operating officer, chief financial officer, and head of strategic planning. Mr. Stevens earned a B.A. in psychology from Slippery Rock University of Pennsylvania, an M.S. in industrial engineering and management from the New York University Tandon School of Engineering, and an M.S. in business from Columbia University. Mr. Stevens serves on the advisory board of the Marine Corps Scholarship Foundation and is a member of the Council on Foreign Relations. From 2002 to 2018, he was the lead independent director of Monsanto Corporation, where he also served as the chair of the nominating and corporate governance committee and a member of the audit committee. Mr. Stevens served as a director of United States Steel Corporation from 2015 to 2018, where he was on the corporate governance and public policy committee and the compensation and organization committee. Mr. Stevens brings to the T. Rowe Price Group Board significant executive management experience. He also adds additional perspective to the T. Rowe Price Group Board regarding financial matters, mergers and acquisitions, strategic leadership, and international operational experience based on his tenure as chief executive officer of a publicly traded, multinational corporation.

Sandra S. Wijnberg, Director of T. Rowe Price Group, Inc. Ms. Wijnberg has been an independent director of T. Rowe Price Group since 2016 and serves as a member on the Executive Compensation and Management Development Committee and on the Nominating and Corporate Governance Committee. She was an executive advisor to Aquiline Holdings LLC, a registered investment advisory firm from 2015 to early 2019, where she previously served as a partner and chief administrative officer from 2007 to 2014. Previously, Ms. Wijnberg served as the senior vice president and chief financial officer of Marsh & McLennan Companies, Inc., and was treasurer and interim chief financial officer of YUM! Brands, Inc. Prior to that, she held financial positions with PepsiCo, Inc., and worked in investment banking at Morgan Stanley. In addition, from 2014 through 2015, Ms. Wijnberg was deputy head of mission for the Office of the Quartet, a development project under the auspices of the United Nations. Ms. Wijnberg earned a B.A. in English literature from the University of California, Los Angeles, and an M.B.A. from the University of Southern California’s Marshall School of Business, for which she is a member of the board of leaders. Ms. Wijnberg is a member of the board of directors, chair of the audit committee, and a member of the nominating and corporate governance committee of Automatic Data Processing, Inc. She is a member of the board of directors, chair of the audit committee, and a member of the finance and strategy committee of Cognizant Technology

Solutions Corp. She is a member of the board of directors, the lead director, and a member of the nominating and corporate governance and audit, risk and compliance committees of Hippo Holdings Inc. From 2003 to 2016, Ms. Wijnberg served on the board of directors of Tyco International, PLC, and from 2007 to 2009, she served on the board of directors of TE Connectivity, Ltd. She is also a director of Seeds of Peace and is a trustee of the John Simon Guggenheim Memorial Foundation. Ms. Wijnberg brings to the T. Rowe Price Group Board a global perspective along with substantial financials sector, corporate finance, and management experience, based on her roles at Aquiline Capital Partners, Marsh & McLellan, and YUM! Brands, Inc.

Alan D. Wilson, Director of T. Rowe Price Group. Mr. Wilson has been an independent director of T. Rowe Price Group since 2015 and serves as a member of the Executive Committee, the Executive Compensation and Management Development Committee, and the Nominating and Corporate Governance Committee and is also the lead independent director of the Board. He was executive chair of McCormick & Company, Inc., a global leader in flavor, seasonings and spices, and held many executive management roles, including chair, president, and chief executive officer from 2008 to 2016. Mr. Wilson earned a B.S. in communications from the University of Tennessee. He attended school on a R.O.T.C. scholarship and, following college, served as a U.S. Army captain, with tours in the United States, United Kingdom, and Germany. Mr. Wilson is a member of the board of directors of Smurfit Westrock Company and serves on the compensation and nominating and corporate governance committees. He also serves as chair for the University of Tennessee’s foundation, and as a member of the University of Tennessee’s Business School advisory board. Mr. Wilson brings to the T. Rowe Price Group Board significant executive management experience, having led a publicly traded, multinational company. He also adds additional perspective regarding matters relating to general management, strategic leadership, and financial matters.

The following are directors or executive officers of T. Rowe Price Group and/or the investment advisers to the Price Funds:

Name	Company Name	Position Held With Company
Philippe Ayral	T. Rowe Price Group	Vice President
	Price Japan	Director
Vice President

Emma Beal	T. Rowe Price Group	Vice President
	Price International	Director
Vice President
Assistant Secretary
	Price Hong Kong	Vice President
	Price Singapore	Vice President

Nicholas Beecroft	T. Rowe Price Group	Vice President
	Price Australia	Director
Vice President

Theodore Edward Carter	T. Rowe Price Group	Chief Risk Officer
Vice President
	Price Associates	Vice President

Timothy Chamberlain	T. Rowe Price Group	Vice President
	Price Associates	Vice President
	Price Australia	Director
Vice President

Elsie Oi Sze Chan	T. Rowe Price Group	Vice President
	Price International	Vice President
	Price Australia	Director
	Price Hong Kong	Director
Vice President
Responsible Officer
	Price Japan	Director
	Price Singapore	Director

Riki Chao	T. Rowe Price Group	Vice President
	Price Australia	Chief Compliance Officer
	Price Hong Kong	Chief Compliance Officer
Vice President
	Price Japan	Chief Compliance Officer
Vice President
	Price Singapore	Chief Compliance Officer

Chit George Chow	T. Rowe Price Group	Vice President
	Price Hong Kong	Director
Vice President
Responsible Officer

Name	Company Name	Position Held With Company

Carolyn Hoi Che Chu	T. Rowe Price Group	Vice President

	Price Hong Kong	Vice President

Responsible Officer

Jennifer B. Dardis	T. Rowe Price Group	Chief Financial Officer

Treasurer

Vice President

	Price Associates	Director

Vice President

	Price Investment Management	Director

Treasurer

Kuniaki Doi	T. Rowe Price Group	Vice President

	Price Japan	Director

Vice President

Savonne L. Ferguson	T. Rowe Price Group	Vice President

	Price Associates	Chief Compliance Officer

Vice President

	Price Investment Management	Chief Compliance Officer

Vice President

Darren R. Hall	T. Rowe Price Group	Vice President

	Price Australia	Director

Chair of the Board

Vice President

Gavin Anton Hayes	T. Rowe Price Group	Vice President

	Price Singapore	Director

Vice President

Naoyuki Honda	T. Rowe Price Group	Vice President

	Price Japan	Director

Chair of the Board

Company’s Representative

Vice President

Arif Husain	T. Rowe Price Group	Vice President

	Price International	Director

Vice President

Stephon Jackson	T. Rowe Price Group	Vice President

	Price Investment Management	Director

President

Kimberly Johnson	T. Rowe Price Group	Chief Operating Officer

Vice President

	Price Associates	Vice President

Louise Johnson	T. Rowe Price Group	Vice President

	Price International	Chief Compliance Officer

Vice President

	Price Hong Kong	Vice President

	Price Singapore	Vice President

Scott Eric Keller	T. Rowe Price Group	Vice President

	Price International	Director

Chair of the Board

Chief Executive Officer

President

	Price Singapore	Vice President

Glen Tien Soon Lee	T. Rowe Price Group	Vice President

	Price Hong Kong	Responsible Officer

	Price Singapore	Director

Chief Executive Officer

Vice President

Yasuo Miyajima	T. Rowe Price Group	Vice President

	Price Japan	Director

Vice President

Sridhar Nishtala	T. Rowe Price Group	Vice President

	Price International	Vice President

Name	Company Name	Position Held With Company
	Price Singapore	Director
Chair of The Board
Vice President

David Oestreicher	T. Rowe Price Group	General Counsel

Vice President

Secretary

	Price Associates	Director

Vice President

Secretary

	Price Investment Management	Director

Secretary

	Price International	Vice President

Secretary

	Price Australia	Vice President

	Price Hong Kong	Vice President

	Price Japan	Vice President

	Price Singapore	Vice President

Robert W. Sharps	T. Rowe Price Group	Director

Chair of the Board

Chief Executive Officer

President

	Price Associates	Director

Chair of the Board

President

	Price Investment Management	Director

Chair of the Board

Wenting Shen	T. Rowe Price Group	Vice President

	Price Singapore	Director

Vice President

Kiyoko Takagi	T. Rowe Price Group	Vice President

	Price Japan	Director

Vice President

Denise Thomas	T. Rowe Price Group	Vice President

	Price International	Director

Vice President

Justin Thomson	T. Rowe Price Group	Vice President

	Price International	Vice President

	Price Hong Kong	Director

Christine Po Kwan To	T. Rowe Price Group	Vice President

	Price Hong Kong	Director

Vice President

Responsible Officer

Eric L. Veiel	T. Rowe Price Group	Vice President

	Price Associates	Director

Vice President

Hiroshi Watanabe	T. Rowe Price Group	Vice President

	Price Japan	Director

Vice President

Ernest C. Yeung	T. Rowe Price Group	Vice President

	Price Hong Kong	Director

Chair of the Board

Vice President

Responsible Officer

Certain directors and officers of T. Rowe Price Group and Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also “Management of the Funds,” in Registrant’s Statement of Additional Information.

Vontobel Asset Management, Inc.

Vontobel Asset Management, Inc. (“Vontobel”) serves as sub-adviser to the Registrant’s Emerging Markets Equity Fund and International Equity Fund. Vontobel is a wholly-owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. The principal business address of Vontobel is 66 Hudson Boulevard, 34th Floor, New York, New York 10001. Vontobel is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Current Position with Vontobel	Other Business Connections During the Past Two Fiscal Years
Christoph von Reiche Head of Institutional Clients	Head of Institutional Clients, Vontobel Asset Management AG, Switzerland

Markus Pfister Director	Head of Technology & Services, Vontobel Group*, Switzerland Member, Group Executive Board

Name and Current Position with Vontobel	Other Business Connections During the Past Two Fiscal Years

Christoph von Reiche

Head of Institutional Clients

Luiz Kokubo

Head of Legal & Compliance Advisory

Markus Pfister

Head of Technology & Services

Peter Little

Head SFA New York

Derek Beckman

Head of Controlling & Performance Management

Ezinne Udeh

Senior Business Strategist

Head of Institutional Clients,

Vontobel Asset Management AG, Switzerland

Head of Legal & Compliance Advisory,

Vontobel Group*,Switzerland

Head of Technology & Services,

Vontobel Group*, Switzerland

Member, Group Executive Board

Head SFA New York,

Vontobel Swiss Financial Advisers AG, New York

Head of Controlling & Performance Management,

Vontobel Group*, Switzerland

Senior Business Strategist,

Vontobel Asset Management AG, Switzerland

*	The principal business address of Vontobel Group is Gotthardstrasse 43, CH-8022 Zurich, Switzerland.

Item 32.	Principal Underwriters

Not applicable.

Item 33.	Location of Accounts and Records

Penn Mutual Life Insurance Co. Eight Tower Bridge 161 Washington Street, Suite 1111 Conshohocken, PA 19428	Vontobel Asset Management, Inc. 66 Hudson Boulevard, 34th Floor New York, NY 10001

Penn Series Funds, Inc. Eight Tower Bridge 161 Washington Street, Suite 1111 Conshohocken, PA 19428	Janus Henderson Investors US LLC 151 Detroit Street Denver, CO 80206

The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Goldman Sachs Asset Management, L.P. 200 West Street New York, NY 10282

BNY Mellon Investment Servicing (US) Inc. Bellevue Corporate Center 103 Bellevue Parkway Wilmington, DE 19809	The Bank of New York Mellon Bellevue Corporate Center 103 Bellevue Parkway Wilmington, DE 19809

T. Rowe Price Associates, Inc. T. Rowe Price Investment Management, Inc. 1307 Point Street Baltimore, Maryland 21231	Delaware Investments Fund Advisers 100 Independence 610 Market Street Philadelphia, PA 19106

Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004	Eaton Vance Management One Post Office Square Boston, MA 02109

Penn Mutual Asset Management, LLC Eight Tower Bridge 161 Washington Street, Suite 1111 Conshohocken, PA 19428	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111-7709

AllianceBernstein L.P. 501 Commerce Street Nashville, TN 37203	SSGA Funds Management, Inc. One Iron Street Boston, MA 02210

Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7632	Cohen & Steers Capital Management, Inc. 1166 Avenue of the Americas New York, NY 10036

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the Borough of Conshohocken and Commonwealth of Pennsylvania, on this 28th day of April, 2025.

PENN SERIES FUNDS, INC.
(Registrant)

By:	/s/ Keith Huckerby
Keith Huckerby, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on the 28th day of April, 2025.

Signature	Title

/s/ Keith Huckerby	President (Principal Executive Officer)
Keith Huckerby

/s/ Steven Viola	Treasurer (Principal Financial Officer and Principal Accounting Officer)
Steven Viola

* David M. O’Malley	Director

* David B. Pudlin	Director

* Archie Craig MacKinlay	Director

* Rebecca Matthias	Director

*By:	/s/ Keith Huckerby
Keith Huckerby, Attorney-In-Fact